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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18 th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18 th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – July 31, 2015

Item 1. Schedule of Investments

2015 QUARTERLY REPORT

Russell Funds

July 31, 2015

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. This
Quarterly Report on 27 of these
Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2015 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.0%			Under Armour, Inc. Class A(Æ)	15,938	1,583
Consumer Discretionary - 15.5%			Viacom, Inc. Class B	99,513	5,672
Amazon.com, Inc.(Æ)	15,317	8,212	Wal-Mart Stores, Inc.	139,816	10,064
AutoZone, Inc.(Æ)	1,710	1,199	Walt Disney Co. (The)	112,592	13,511
Best Buy Co., Inc.	1,266	41	Whirlpool Corp.	41,920	7,450
Cablevision Systems Corp. Class A	1,515	43	Yum! Brands, Inc.	25,062	2,199
Carnival Corp.	10,365	552			155,985
CBS Corp. Class B	32,021	1,712
Comcast Corp. Class A(Æ)	110,413	6,891	Consumer Staples - 5.4%
Costco Wholesale Corp.	13,079	1,900	Altria Group, Inc.	148,992	8,102
Darden Restaurants, Inc.	19,000	1,401	Archer-Daniels-Midland Co.	15,854	752
Delphi Automotive PLC	5,700	445	Bunge, Ltd.	9,200	735
Dick's Sporting Goods, Inc.	3,200	163	Casey's General Stores, Inc.	2,700	276
DISH Network Corp. Class A(Æ)	3,900	252	Coca-Cola Co. (The)	116,356	4,780
Estee Lauder Cos., Inc. (The) Class A	18,194	1,621	Colgate-Palmolive Co.	55,156	3,752
Express, Inc.(Æ)	4,600	88	Constellation Brands, Inc. Class A	12,678	1,522
Ford Motor Co.	68,000	1,008	CVS Health Corp.	7,008	788
Fortune Brands Home & Security, Inc.	1,048	50	General Mills, Inc.	3,336	194
Gap, Inc. (The)	75,300	2,747	Hershey Co. (The)	31,682	2,943
General Motors Co.	30,675	967	Kellogg Co.	1,196	79
GoPro, Inc. Class A(Æ)	696	43	Kimberly-Clark Corp.	2,073	238
Grupo Televisa SAB - ADR	41,450	1,445	Kraft Heinz Co. (The)	1,558	124
Hilton Worldwide Holdings, Inc.(Æ)	56,719	1,523	Kroger Co. (The)	40,000	1,569
Home Depot, Inc.	8,671	1,015	Mondelez International, Inc. Class A	150,778	6,805
Jarden Corp.(Æ)	32,831	1,806	PepsiCo, Inc.	47,762	4,602
Johnson Controls, Inc.	95,159	4,336	Philip Morris International, Inc.	65,216	5,578
Kohl's Corp.	31,225	1,915	Procter & Gamble Co. (The)	81,765	6,271
L Brands, Inc.	18,848	1,521	Reynolds American, Inc.	1,580	135
Las Vegas Sands Corp.	71,450	4,004	Sysco Corp.	2,922	106
Lear Corp.	5,870	611	Tyson Foods, Inc. Class A	46,444	2,060
Lennar Corp. Class A	76,211	4,042	Walgreens Boots Alliance, Inc.	1,442	139
Liberty Interactive Corp. QVC Group Class			Whole Foods Market, Inc.	80,240	2,921
A(Æ)	1,540	45			54,471
Liberty Media Corp.(Æ)	57,350	2,162
Lowe's Cos., Inc.	81,232	5,634	Energy - 6.6%
Marriott International, Inc. Class A	6,142	446	Anadarko Petroleum Corp.	18,361	1,365
McDonald's Corp.	6,854	684	Antero Resources Corp.(Æ)	20,668	569
Netflix, Inc.(Æ)	10,269	1,174	BP PLC - ADR	69,500	2,569
News Corp. Class A(Æ)	24,000	354	Cabot Oil & Gas Corp.	20,600	539
Nike, Inc. Class B	57,216	6,592	Cameron International Corp.(Æ)	14,015	707
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,200	200	Chesapeake Energy Corp.	55,812	483
NVR, Inc.(Æ)	500	745	Chevron Corp.	111,361	9,853
Office Depot, Inc.(Æ)	59,834	479	Cimarex Energy Co.	3,755	391
Omnicom Group, Inc.	62,560	4,572	Columbia Pipeline Group, Inc.	12,802	374
Polaris Industries, Inc.	303	42	ConocoPhillips	74,549	3,753
Priceline Group, Inc. (The)(Æ)	3,553	4,418	Core Laboratories NV	19,701	2,160
PulteGroup, Inc.	25,674	532	Devon Energy Corp.	45,419	2,245
PVH Corp.	15,722	1,824	EOG Resources, Inc.	11,200	865
Ralph Lauren Corp. Class A	473	60	EP Energy Corp. Class A(Æ)	7,300	61
Ross Stores, Inc.	31,200	1,659	EQT Corp.	4,000	307
Royal Caribbean Cruises, Ltd.	31,177	2,800	Exxon Mobil Corp.	140,944	11,164
Service Corp. International	1,574	48	FMC Technologies, Inc.(Æ)	7,800	256
Starbucks Corp.	112,425	6,513	Frank's International	19,600	317
Target Corp.	132,096	10,812	Golar LNG, Ltd.(Æ)	7,925	341
Tiffany & Co.	19,375	1,854	Halliburton Co.	8,216	343
Time Warner, Inc.	55,811	4,914	Helmerich & Payne, Inc.	4,814	278
TJX Cos., Inc.	37,386	2,610	Hess Corp.	6,138	362
Toll Brothers, Inc.(Æ)	11,204	436	HollyFrontier Corp.	6,500	314
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	14,117	2,344	Kinder Morgan, Inc.	9,400	326

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Marathon Oil Corp.	31,727	667	Franklin Resources, Inc.	7,705	351
Marathon Petroleum Corp.	6,996	383	Global Payments, Inc.	389	44
Nabors Industries, Ltd.	25,781	299	Goldman Sachs Group, Inc. (The)	22,470	4,608
National Oilwell Varco, Inc.	9,482	400	Hartford Financial Services Group, Inc.	51,585	2,453
Newfield Exploration Co.(Æ)	54,903	1,800	HCP, Inc.(ö)	8,791	340
Occidental Petroleum Corp.	134,748	9,459	Howard Hughes Corp. (The)(Æ)	1,520	207
ONEOK, Inc.	9,516	360	Intercontinental Exchange, Inc.	19,622	4,475
PBF Energy, Inc. Class A	5,200	164	JPMorgan Chase & Co.	152,942	10,481
Phillips 66(Æ)	50,094	3,983	Leucadia National Corp.	11,464	270
Pioneer Natural Resources Co.	3,450	437	Lincoln National Corp.	27,171	1,530
Schlumberger, Ltd.	59,252	4,907	Loews Corp.	122,200	4,657
Seadrill, Ltd.	34,923	311	Marsh & McLennan Cos., Inc.	7,698	446
Spectra Energy Corp.	13,003	393	MasterCard, Inc. Class A	89,440	8,711
Tesoro Corp.	3,739	364	McGraw Hill Financial, Inc.	17,907	1,822
Valero Energy Corp.	27,400	1,797	MetLife, Inc.	62,392	3,478
Weatherford International PLC(Æ)	48,993	523	Mid-America Apartment Communities, Inc.
World Fuel Services Corp.	2,900	118	(ö)	3,396	273
		66,307	Morgan Stanley	71,884	2,792
			Navient Corp.	17,536	275
Financial Services - 20.2%			New York Community Bancorp, Inc.	15,857	302
ACE, Ltd.	4,684	509	Northern Trust Corp.	104,358	7,982
Aflac, Inc.	6,722	431	NorthStar Realty Finance Corp.(ö)	24,872	398
Alliance Data Systems Corp.(Æ)	2,230	613	PacWest Bancorp	5,423	251
Allstate Corp. (The)	19,284	1,330	PartnerRe, Ltd.	4,630	629
Ally Financial, Inc.(Æ)	103,490	2,356	PayPal Holdings, Inc.(Æ)	20,100	778
American Capital Agency Corp.(ö)	15,233	293	PNC Financial Services Group, Inc. (The)	47,402	4,654
American Equity Investment Life Holding			Principal Financial Group, Inc.	9,500	527
Co.	1,300	38	Progressive Corp. (The)	27,000	824
American Express Co.	200,850	15,277	Prudential Financial, Inc.	38,339	3,388
American International Group, Inc.	25,333	1,624	Public Storage(ö)	2,091	429
American Tower Corp. Class A(ö)	3,900	371	Regions Financial Corp.	127,574	1,325
Ameriprise Financial, Inc.	19,678	2,473	Santander Consumer Holdings, Inc.(Æ)	24,043	581
Aon PLC	45,880	4,623	Simon Property Group, Inc.(ö)	2,696	505
Arch Capital Group, Ltd.(Æ)	9,400	671	State Street Corp.	135,747	10,393
Bank of America Corp.	824,676	14,745	SunTrust Banks, Inc.	13,733	609
Bank of New York Mellon Corp. (The)	24,100	1,046	Synchrony Financial(Æ)	4,500	155
Barclays PLC - ADR	26,821	482	TFS Financial Corp.	14,455	244
BB&T Corp.	9,614	387	Thomson Reuters Corp.	4,141	168
Berkshire Hathaway, Inc. Class B(Æ)	31,479	4,493	Travelers Cos., Inc. (The)	4,620	490
BlackRock, Inc. Class A	8,204	2,759	US Bancorp	67,587	3,056
Boston Properties, Inc.(ö)	2,800	345	Visa, Inc. Class A	132,570	9,988
Capital One Financial Corp.	71,246	5,792	Voya Financial, Inc.	52,246	2,453
Chubb Corp. (The)	3,636	452	Wells Fargo & Co.	325,667	18,846
Citigroup, Inc.	167,544	9,795	Zillow Group, Inc. Class A(Æ)	531	43
Citizens Financial Group, Inc.	23,800	620			203,319
CME Group, Inc. Class A	3,056	293
Comerica, Inc.	14,500	688	Health Care - 16.3%
Crown Castle International Corp.(ö)	35,780	2,931	Abbott Laboratories	25,211	1,278
Cullen/Frost Bankers, Inc.	3,880	281	Aetna, Inc.	20,526	2,319
Discover Financial Services	39,952	2,230	Alexion Pharmaceuticals, Inc.(Æ)	4,999	987
Equifax, Inc.	6,930	708	Allergan PLC(Æ)	35,042	11,604
Equinix, Inc.(ö)	10,375	2,894	AmerisourceBergen Corp. Class A	23,943	2,532
Equity Residential(ö)	4,217	315	Amgen, Inc.	43,768	7,729
FactSet Research Systems, Inc.	8,240	1,365	Anthem, Inc.	14,580	2,249
Fidelity National Information Services, Inc.	12,500	818	Baxalta, Inc.(Æ)	2,199	72
Fifth Third Bancorp	25,900	546	Baxter International, Inc.	2,379	95
First American Financial Corp.	12,264	498	Becton Dickinson and Co.	922	140
FleetCor Technologies, Inc.(Æ)	9,635	1,492	Biogen, Inc.(Æ)	12,205	3,891
Forest City Enterprises, Inc. Class A(Æ)	21,585	504	Bristol-Myers Squibb Co.	83,894	5,507

See accompanying notes which are an integral part of this quarterly report.

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cardinal Health, Inc.	68,200	5,796	Boeing Co. (The)	50,311	7,253
Celgene Corp.(Æ)	13,761	1,806	Carlisle Cos., Inc.	447	45
Cerner Corp.(Æ)	59,580	4,273	CSX Corp.	81,442	2,547
Edwards Lifesciences Corp.(Æ)	9,490	1,444	Cummins, Inc.	1,106	143
Eli Lilly & Co.	35,147	2,970	Curtiss-Wright Corp.	2,600	175
Express Scripts Holding Co.(Æ)	65,363	5,887	Danaher Corp.	4,875	446
Gilead Sciences, Inc.	49,986	5,891	Deere & Co.	1,406	133
HCA Holdings, Inc.(Æ)	24,616	2,290	Delta Air Lines, Inc.	106,897	4,740
Illumina, Inc.(Æ)	6,125	1,343	Emerson Electric Co.	6,079	315
Intuitive Surgical, Inc.(Æ)	1,706	910	FedEx Corp.	26,618	4,563
Johnson & Johnson	158,119	15,845	Fluor Corp.	849	40
McKesson Corp.	20,948	4,621	General Dynamics Corp.	32,693	4,875
Medtronic PLC	182,414	14,299	General Electric Co.	355,955	9,290
Merck & Co., Inc.	214,206	12,630	Honeywell International, Inc.	126,225	13,260
Mylan NV(Æ)	45,829	2,566	Illinois Tool Works, Inc.	2,875	257
Novartis AG - ADR	56,290	5,840	JetBlue Airways Corp.(Æ)	9,045	208
Pfizer, Inc.	445,926	16,080	KBR, Inc.	6,300	110
Qiagen NV(Æ)	21,000	588	L-3 Communications Holdings, Inc.	14,920	1,723
Receptos, Inc.(Æ)	6,435	1,466	Lockheed Martin Corp.	24,967	5,171
Regeneron Pharmaceuticals, Inc.(Æ)	4,404	2,438	Norfolk Southern Corp.	34,365	2,898
Sanofi - ADR	35,857	1,936	Northrop Grumman Corp.	19,275	3,335
St. Jude Medical, Inc.	36,117	2,666	Paychex, Inc.	48,800	2,264
Stryker Corp.	22,324	2,283	Pentair PLC	61,680	3,751
Thermo Fisher Scientific, Inc.	17,836	2,489	Raytheon Co.	74,786	8,158
UnitedHealth Group, Inc.	39,016	4,737	Rockwell Collins, Inc.	17,000	1,439
Valeant Pharmaceuticals International, Inc.			Ryder System, Inc.	504	46
(Æ)	7,536	1,941	Southwest Airlines Co.	113,600	4,112
		163,438	Stanley Black & Decker, Inc.	35,800	3,777
			Textron, Inc.	14,165	619
Materials and Processing - 3.5%			Trimble Navigation, Ltd.(Æ)	2,518	58
Air Products & Chemicals, Inc.	1,152	164	Tyco International PLC	1,619	62
Chemours Co. (The)	2,260	25	Union Pacific Corp.	35,879	3,501
CRH PLC - ADR	167,400	4,973	United Continental Holdings, Inc.(Æ)	35,424	1,998
Dow Chemical Co. (The)	19,600	922	United Parcel Service, Inc. Class B	31,372	3,211
Ecolab, Inc.	38,391	4,446	United Technologies Corp.	24,696	2,477
EI du Pont de Nemours & Co.	14,001	781	Verisk Analytics, Inc. Class A(Æ)	40,600	3,171
Huntsman Corp.	49,079	933	Waste Management, Inc.	3,875	198
International Paper Co.	39,963	1,913	Waters Corp.(Æ)	460	61
LyondellBasell Industries NV Class A	1,649	155	WW Grainger, Inc.	196	45
Monsanto Co.	86,082	8,771	Xylem, Inc.	47,992	1,657
Mosaic Co. (The)	78,990	3,392			112,618
PPG Industries, Inc.	49,534	5,368
Praxair, Inc.	2,502	286	Technology - 13.0%
Precision Castparts Corp.	1,337	261	Adobe Systems, Inc.(Æ)	26,645	2,185
Rio Tinto PLC - ADR	37,400	1,444	Apple, Inc.	143,613	17,420
Sherwin-Williams Co. (The)	2,890	803	ARM Holdings PLC - ADR	62,830	2,956
Southern Copper Corp.	1,439	40	Avago Technologies, Ltd. Class A	15,828	1,981
Westlake Chemical Corp.	550	34	Avnet, Inc.	4,561	190
WestRock Co.	7,571	477	Broadcom Corp. Class A	993	50
		35,188	CDK Global, Inc.	2,401	124
			Cisco Systems, Inc.	153,537	4,364
Producer Durables - 11.2%			Cognizant Technology Solutions Corp. Class
3M Co.	4,538	687	A(Æ)	4,291	271
Accenture PLC Class A	28,389	2,927	CommScope Holding Co., Inc.(Æ)	1,663	52
Alaska Air Group, Inc.	3,800	288	EMC Corp.	217,791	5,856
Allegiant Travel Co. Class A	1,110	236	Facebook, Inc. Class A(Æ)	58,784	5,526
Allison Transmission Holdings, Inc. Class A	1,548	45	Google, Inc. Class C(Æ)	24,220	15,248
Ametek, Inc.	1,105	59	Hewlett-Packard Co.	80,878	2,468
Automatic Data Processing, Inc.	78,272	6,244	Intel Corp.	360,764	10,444

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
International Business Machines Corp.	29,328		4,751		Total Short-Term Investments
Intuit, Inc.	16,370		1,731		(cost $54,868)	54,868
Juniper Networks, Inc.	21,800		620
Lam Research Corp.	16,380		1,259		Total Investments 100.4%
Leidos Holdings, Inc.	8,700		355		(identified cost $827,163)	1,010,676
LinkedIn Corp. Class A(Æ)	10,955		2,227
Marvell Technology Group, Ltd.	38,500		479		Other Assets and Liabilities, Net
Mentor Graphics Corp.	22,566		589	-	(0.4%)	(4,257)
Microsoft Corp.	252,726		11,802		Net Assets - 100.0%	1,006,419
NetApp, Inc.	15,600		486
NXP Semiconductors NV(Æ)	23,179		2,248
Oracle Corp.	274,557		10,966
Palo Alto Networks, Inc.(Æ)	6,830		1,269
PMC-Sierra, Inc.(Æ)	33,700		229
Polycom, Inc.(Æ)	8,825		100
QUALCOMM, Inc.	12,015		774
Red Hat, Inc.(Æ)	36,515		2,888
Salesforce.com, Inc.(Æ)	28,126		2,062
SAP SE - ADR	46,150		3,308
ServiceNow, Inc.(Æ)	17,804		1,433
Splunk, Inc.(Æ)	15,834		1,107
Symantec Corp.	94,308		2,145
Synopsys, Inc.(Æ)	28,710		1,460
Tableau Software, Inc. Class A(Æ)	12,309		1,289
Texas Instruments, Inc.	8,473		423
VMware, Inc. Class A(Æ)	7,595		677
Vodafone Group PLC - ADR	115,722		4,372
Western Digital Corp.	5,000		430
Zynga, Inc. Class A(Æ)	120,600		299
			130,913

Utilities - 3.3%
AGL Resources, Inc.	937		45
American Electric Power Co., Inc.	31,460		1,780
AT&T, Inc.	354,406		12,312
Dominion Resources, Inc.	2,647		190
Duke Energy Corp.	5,144		382
Edison International	10,600		636
Entergy Corp.	48,500		3,444
Exelon Corp.	3,499		112
FirstEnergy Corp.	6,670		227
Level 3 Communications, Inc.(Æ)	863		44
NextEra Energy, Inc.	16,170		1,701
PG&E Corp.	14,413		757
Sempra Energy	12,416		1,264
Southern Co.	6,847		306
Sprint Corp.(Æ)	10,238		34
Verizon Communications, Inc.	220,051		10,296
Westar Energy, Inc. Class A	1,032		39
			33,569

Total Common Stocks
(cost $772,295)			955,808

Short-Term Investments - 5.4%
Russell U.S. Cash Management Fund	50,867,513	(8)	50,868
United States Treasury Bills
Zero coupon due 08/13/15 (ç)(~)(§)	2,500		2,500
0.051% due 11/12/15 (~)(§)	1,500		1,500

See accompanying notes which are an integral part of this quarterly report.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	323	USD	33,889	09/15	(55)
S&P E-Mini Energy Select Sector Index Futures	87	USD	6,015	09/15	(685)
S&P E-Mini Technology Select Sector Index Futures	242	USD	10,297	09/15	70
S&P E-Mini Utilities Select Sector Index Futures	154	USD	6,796	09/15	288
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(382)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$155,985	$—		$—	$155,985
Consumer Staples	54,471	—		—	54,471
Energy	66,307	—		—	66,307
Financial Services	203,319	—		—	203,319
Health Care	163,438	—		—	163,438
Materials and Processing	35,188	—		—	35,188
Producer Durables	112,618	—		—	112,618
Technology	130,913	—		—	130,913
Utilities	33,569	—		—	33,569
Short-Term Investments	—	54,868		—	54,868
Total Investments	955,808	54,868		—	1,010,676

Other Financial Instruments
Futures Contracts	(382)	—		—	(382)
Total Other Financial Instruments*	$(382)	$—		$—	$(382)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.0%			Coca-Cola Co. (The)	342,426	14,067
Consumer Discretionary - 11.9%			Colgate-Palmolive Co.	11,800	803
21st Century Fox, Inc.(Æ)	31,498	1,086	ConAgra Foods, Inc.	17,200	758
AutoZone, Inc.(Æ)	5,895	4,132	Constellation Brands, Inc. Class A	9,719	1,166
Bed Bath & Beyond, Inc.(Æ)	3,300	215	CVS Health Corp.	61,457	6,912
Brinker International, Inc.	10,381	622	Dr Pepper Snapple Group, Inc.	86,444	6,934
Chipotle Mexican Grill, Inc. Class A(Æ)	1,061	788	General Mills, Inc.	39,322	2,289
Choice Hotels International, Inc.	13,467	682	Hershey Co. (The)	21,937	2,038
Coach, Inc.	3,300	103	Kellogg Co.	2,100	139
Comcast Corp. Class A(Æ)	136,883	8,542	Kimberly-Clark Corp.	60,507	6,956
Costco Wholesale Corp.	50,827	7,385	Kroger Co. (The)	160,440	6,296
Darden Restaurants, Inc.	18,200	1,342	Mead Johnson Nutrition Co. Class A	400	35
Delphi Automotive PLC	9,900	773	Molson Coors Brewing Co. Class B	34,009	2,419
Dick's Sporting Goods, Inc.	2,500	127	Mondelez International, Inc. Class A	133,184	6,011
Dollar General Corp.	26,654	2,142	Monster Beverage Corp.(Æ)	11,799	1,812
Dollar Tree, Inc.(Æ)	6,700	523	PepsiCo, Inc.	173,763	16,742
Domino's Pizza, Inc.	17,971	2,046	Philip Morris International, Inc.	106,154	9,079
Dunkin' Brands Group, Inc.	1,916	103	Procter & Gamble Co. (The)	268,631	20,604
Estee Lauder Cos., Inc. (The) Class A	18,096	1,613	Reynolds American, Inc.	44,373	3,807
Foot Locker, Inc.	28,519	2,012	Sysco Corp.	1,900	69
Gap, Inc. (The)	28,148	1,027	Walgreens Boots Alliance, Inc.	6,494	627
Genuine Parts Co.	3,300	294	Whole Foods Market, Inc.	5,900	215
Home Depot, Inc.	132,709	15,531			127,477
Lear Corp.	9,050	942
Leggett & Platt, Inc.	16,200	775	Energy - 5.0%
Lowe's Cos., Inc.	98,763	6,850	Chevron Corp.	164,759	14,578
Madison Square Garden Co. (The) Class A(Æ)	400	33	Columbia Pipeline Group, Inc.	33,779	986
Marriott International, Inc. Class A	45,405	3,297	ConocoPhillips	5,027	253
McDonald's Corp.	16,803	1,678	Dril-Quip, Inc.(Æ)	297	17
Nike, Inc. Class B	53,172	6,127	EQT Corp.	6,168	474
NVR, Inc.(Æ)	2,007	2,991	Exxon Mobil Corp.	426,817	33,808
Omnicom Group, Inc.	1,818	133	FMC Technologies, Inc.(Æ)	12,027	394
O'Reilly Automotive, Inc.(Æ)	6,300	1,514	Helmerich & Payne, Inc.	327	19
Panera Bread Co. Class A(Æ)	3,000	612	National Oilwell Varco, Inc.	4,317	182
Polaris Industries, Inc.	300	41	Occidental Petroleum Corp.	13,873	974
Ralph Lauren Corp. Class A	8,566	1,078	Oceaneering International, Inc.	593	24
Ross Stores, Inc.	72,699	3,865	Phillips 66(Æ)	3,302	262
Starbucks Corp.	93,919	5,441	Spectra Energy Corp.	980	30
Target Corp.	11,594	949	Valero Energy Corp.	22,900	1,502
Thor Industries, Inc.	400	22	World Fuel Services Corp.	131	5
Time Warner, Inc.	54,893	4,833			53,508
TJX Cos., Inc.	108,824	7,598
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,200	863	Financial Services - 16.9%
Urban Outfitters, Inc.(Æ)	5,000	163	ACE, Ltd.	47,573	5,174
VF Corp.	32,089	2,474	Affiliated Managers Group, Inc.(Æ)	3,324	691
Viacom, Inc. Class B	35,984	2,051	Aflac, Inc.	1,606	103
Wal-Mart Stores, Inc.	99,311	7,148	Alexandria Real Estate Equities, Inc.(ö)	400	37
Walt Disney Co. (The)	120,416	14,450	Allied World Assurance Co. Holdings	35,300	1,492
Yum! Brands, Inc.	532	47	Allstate Corp. (The)	30,508	2,104
		127,063	American Express Co.	46,112	3,507
			American Financial Group, Inc.	18,079	1,247
Consumer Staples - 12.0%			American International Group, Inc.	1,134	73
Altria Group, Inc.	269,531	14,657	American Tower Corp. Class A(ö)	16,183	1,539
Archer-Daniels-Midland Co.	23,211	1,101	Aon PLC	32,400	3,265
Bunge, Ltd.	13,000	1,038	Arch Capital Group, Ltd.(Æ)	38,000	2,712
Campbell Soup Co.	1,898	94	Arthur J Gallagher & Co.	2,689	128
Casey's General Stores, Inc.	2,700	276	Aspen Insurance Holdings, Ltd.	1,100	53
Church & Dwight Co., Inc.	2,800	242	AvalonBay Communities, Inc.(ö)	20,795	3,584
Clorox Co. (The)	2,600	291	Axis Capital Holdings, Ltd.	13,126	756

See accompanying notes which are an integral part of this quarterly report.

8 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Bank of Hawaii Corp.	400	27	Public Storage(ö)	2,500	513
Bank of New York Mellon Corp. (The)	2,753	119	Realty Income Corp.(ö)	28,700	1,386
BB&T Corp.	40,818	1,644	Regency Centers Corp.(ö)	15,661	1,002
Berkshire Hathaway, Inc. Class B(Æ)	107,988	15,414	Reinsurance Group of America, Inc. Class A	23,694	2,287
BlackRock, Inc. Class A	13,006	4,374	RenaissanceRe Holdings, Ltd.	2,100	225
Boston Properties, Inc.(ö)	5,094	628	SEI Investments Co.	900	48
Broadridge Financial Solutions, Inc.	25,234	1,369	Senior Housing Properties Trust(ö)	6,500	112
Brown & Brown, Inc.	5,000	167	Simon Property Group, Inc.(ö)	34,235	6,409
Capital One Financial Corp.	840	68	Tanger Factory Outlet Centers, Inc.(ö)	6,800	221
CBOE Holdings, Inc.	22,000	1,364	Taubman Centers, Inc.(ö)	1,900	142
Chubb Corp. (The)	2,226	277	TD Ameritrade Holding Corp.	14,468	531
Citizens Financial Group, Inc.	60,800	1,585	Thomson Reuters Corp.	3,707	150
Comerica, Inc.	16,392	777	Torchmark Corp.	200	12
Cullen/Frost Bankers, Inc.	7,766	563	Travelers Cos., Inc. (The)	32,828	3,484
DCT Industrial Trust, Inc.(ö)	1,580	55	Two Harbors Investment Corp.(ö)	36,000	368
Discover Financial Services	35,257	1,968	US Bancorp	88,765	4,013
Endurance Specialty Holdings, Ltd.	8,100	563	Validus Holdings, Ltd.	11,600	538
Equifax, Inc.	13,999	1,430	Visa, Inc. Class A	147,494	11,112
Equity LifeStyle Properties, Inc. Class A(ö)	17,317	1,002	Voya Financial, Inc.	44,400	2,085
Equity Residential(ö)	13,400	1,002	Wells Fargo & Co.	473,662	27,411
Erie Indemnity Co. Class A	3,618	312	White Mountains Insurance Group, Ltd.	1,700	1,200
Essex Property Trust, Inc.(ö)	200	45	WR Berkley Corp.	40,600	2,262
Everest Re Group, Ltd.	16,552	3,031	XL Group PLC Class A	48,523	1,845
Extra Space Storage, Inc.(ö)	300	22			179,764
FactSet Research Systems, Inc.	18,280	3,028
Federal Realty Investment Trust(ö)	14,800	2,024	Health Care - 14.3%
Fidelity National Information Services, Inc.	61,571	4,029	Abbott Laboratories	98,292	4,982
Fiserv, Inc.(Æ)	42,406	3,683	AbbVie, Inc.	39,078	2,736
FNF Group	900	35	Aetna, Inc.	51,561	5,825
FNFV Group(Æ)	41,574	605	Alexion Pharmaceuticals, Inc.(Æ)	2,704	534
Franklin Resources, Inc.	1,537	70	Allergan PLC(Æ)	176	58
Global Payments, Inc.	6,772	759	AmerisourceBergen Corp. Class A	21,435	2,267
Hanover Insurance Group, Inc. (The)	19,724	1,595	Amgen, Inc.	30,800	5,439
HCC Insurance Holdings, Inc.	12,800	988	Anthem, Inc.	16,776	2,588
Intercontinental Exchange, Inc.	4,713	1,075	Baxter International, Inc.	1,818	73
Invesco, Ltd.	27,398	1,058	Becton Dickinson and Co.	12,463	1,896
Jack Henry & Associates, Inc.	3,420	239	Biogen, Inc.(Æ)	3,843	1,225
Jones Lang LaSalle, Inc.	5,489	977	Bio-Rad Laboratories, Inc. Class A(Æ)	1,900	286
Kilroy Realty Corp.(ö)	808	57	Bio-Techne Corp.	300	33
Liberty Property Trust(ö)	30,276	1,030	Boston Scientific Corp.(Æ)	41,286	716
M&T Bank Corp.	4,128	541	Bristol-Myers Squibb Co.	97,017	6,368
Macerich Co. (The)(ö)	400	32	Cardinal Health, Inc.	96,293	8,183
Markel Corp.(Æ)	1,600	1,424	Celgene Corp.(Æ)	5,383	707
Marsh & McLennan Cos., Inc.	26,188	1,517	Cerner Corp.(Æ)	2,400	172
MasterCard, Inc. Class A	74,140	7,221	Cigna Corp.	7,845	1,130
MetLife, Inc.	19,206	1,071	Cooper Cos., Inc. (The)	3,200	566
MFA Financial, Inc.(ö)	149,100	1,123	CR Bard, Inc.	15,790	3,105
MSCI, Inc. Class A	800	55	Edwards Lifesciences Corp.(Æ)	1,900	289
NASDAQ OMX Group, Inc. (The)	12,700	648	Eli Lilly & Co.	108,233	9,147
New York Community Bancorp, Inc.	7,500	143	Express Scripts Holding Co.(Æ)	14,440	1,301
Northern Trust Corp.	15,300	1,170	Gilead Sciences, Inc.	16,790	1,979
PartnerRe, Ltd.	38,232	5,198	Halyard Health, Inc.(Æ)	7,980	325
People's United Financial, Inc.	7,200	117	Humana, Inc.	7,855	1,430
Plum Creek Timber Co., Inc.(ö)	5,200	213	Intuitive Surgical, Inc.(Æ)	500	267
PNC Financial Services Group, Inc. (The)	28,213	2,770	Johnson & Johnson	211,553	21,200
Post Properties, Inc.(ö)	16,827	958	Laboratory Corp. of America Holdings(Æ)	300	38
Principal Financial Group, Inc.	42,100	2,337	McKesson Corp.	28,529	6,293
ProAssurance Corp.	6,300	304	MEDNAX, Inc.(Æ)	2,400	203
Progressive Corp. (The)	1,400	43	Medtronic PLC	1,034	81

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 9

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Merck & Co., Inc.	192,863	11,371	Fluor Corp.	10,372	485
Patterson Cos., Inc.	6,400	321	General Dynamics Corp.	49,516	7,383
Pfizer, Inc.	718,117	25,895	Genpact, Ltd.(Æ)	2,500	56
Quest Diagnostics, Inc.	400	30	Honeywell International, Inc.	72,633	7,630
Quintiles Transnational Holdings, Inc.(Æ)	500	38	Illinois Tool Works, Inc.	1,228	110
ResMed, Inc.	3,100	180	L-3 Communications Holdings, Inc.	34,701	4,007
Sirona Dental Systems, Inc.(Æ)	6,000	623	Landstar System, Inc.	11,200	807
St. Jude Medical, Inc.	24,537	1,811	Lincoln Electric Holdings, Inc.	18,029	1,092
Stryker Corp.	38,357	3,923	Lockheed Martin Corp.	41,296	8,552
Teleflex, Inc.	2,600	348	Norfolk Southern Corp.	2,917	246
Thermo Fisher Scientific, Inc.	19,679	2,746	Northrop Grumman Corp.	38,207	6,610
UnitedHealth Group, Inc.	98,986	12,017	Old Dominion Freight Line, Inc.(Æ)	26,100	1,909
Varian Medical Systems, Inc.(Æ)	900	78	PACCAR, Inc.	9,962	646
Zimmer Biomet Holdings, Inc.	8,670	902	Parker-Hannifin Corp.	12,491	1,408
		151,725	Paychex, Inc.	64,290	2,983
			Raytheon Co.	43,324	4,726
Materials and Processing - 1.6%			Republic Services, Inc. Class A	93,356	3,970
Acuity Brands, Inc.	4,066	818	Robert Half International, Inc.	9,900	545
Air Products & Chemicals, Inc.	632	90	Rockwell Collins, Inc.	28,654	2,425
Ball Corp.	6,400	434	Rollins, Inc.	800	23
Bemis Co., Inc.	3,700	165	Snap-on, Inc.	21,414	3,529
Crown Holdings, Inc.(Æ)	50,626	2,608	Southwest Airlines Co.	24,000	869
Ecolab, Inc.	1,091	126	Stericycle, Inc.(Æ)	1,800	254
EI du Pont de Nemours & Co.	23,413	1,305	Towers Watson & Co. Class A	200	25
Hexcel Corp.	500	26	TransDigm Group, Inc.(Æ)	100	23
International Flavors & Fragrances, Inc.	300	35	Union Pacific Corp.	118,973	11,611
LyondellBasell Industries NV Class A	6,482	608	United Parcel Service, Inc. Class B	2,815	288
Monsanto Co.	1,089	111	United Technologies Corp.	74,130	7,436
Mosaic Co. (The)	13,532	581	Verisk Analytics, Inc. Class A(Æ)	29,800	2,328
Packaging Corp. of America	17,420	1,233	Waste Connections, Inc.	700	35
PPG Industries, Inc.	23,396	2,536	Waste Management, Inc.	21,018	1,075
Praxair, Inc.	1,157	132	Waters Corp.(Æ)	3,400	454
Precision Castparts Corp.	844	165	WW Grainger, Inc.	5,627	1,287
Scotts Miracle-Gro Co. (The) Class A	2,500	151			124,763
Sherwin-Williams Co. (The)	10,541	2,928
Sigma-Aldrich Corp.	13,900	1,941	Technology - 13.6%
Silgan Holdings, Inc.	5,500	294	Adobe Systems, Inc.(Æ)	20,000	1,640
Valmont Industries, Inc.	1,200	133	Amdocs, Ltd.	9,500	557
Watsco, Inc.	500	64	Amphenol Corp. Class A	20,993	1,184
Westlake Chemical Corp.	12,200	762	Apple, Inc.	363,439	44,085
		17,246	Avago Technologies, Ltd. Class A	15,754	1,971
			Cisco Systems, Inc.	126,498	3,595
Producer Durables - 11.7%			Cognizant Technology Solutions Corp. Class
3M Co.	13,799	2,088	A(Æ)	22,023	1,390
Accenture PLC Class A	98,743	10,181	DST Systems, Inc.	11,080	1,209
Alaska Air Group, Inc.	7,500	568	F5 Networks, Inc.(Æ)	25,733	3,452
Allegiant Travel Co. Class A	1,850	394	Facebook, Inc. Class A(Æ)	72,209	6,788
AO Smith Corp.	900	65	Gartner, Inc.(Æ)	600	53
Automatic Data Processing, Inc.	50,362	4,017	Google, Inc. Class C(Æ)	35,838	22,776
Boeing Co. (The)	44,154	6,366	Intel Corp.	353,840	10,244
Canadian Pacific Railway, Ltd.	4,603	740	International Business Machines Corp.	13,483	2,184
CH Robinson Worldwide, Inc.	22,000	1,543	Intuit, Inc.	40,727	4,308
Cintas Corp.	33,261	2,844	IPG Photonics Corp.(Æ)	300	28
CSX Corp.	116,083	3,631	KLA-Tencor Corp.	25,508	1,353
Cummins, Inc.	11,783	1,526	Microsoft Corp.	432,380	20,192
Danaher Corp.	2,395	219	Oracle Corp.	89,837	3,588
Deere & Co.	3,978	376	PMC-Sierra, Inc.(Æ)	6,200	42
Emerson Electric Co.	9,810	508	QUALCOMM, Inc.	61,047	3,931
FedEx Corp.	28,409	4,870	SolarWinds, Inc.(Æ)	10,465	417

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
Symantec Corp.	77,200		1,755	Other Assets and Liabilities, Net
Synopsys, Inc.(Æ)	54,500		2,771	- 0.0%	195
Texas Instruments, Inc.	79,250		3,961	Net Assets - 100.0%	1,065,155
VMware, Inc. Class A(Æ)	11,450		1,021
Zynga, Inc. Class A(Æ)	59,100		147
			144,642

Utilities - 6.0%
AGL Resources, Inc.	20,536		987
Ameren Corp.	1,200		49
American Electric Power Co., Inc.	45,957		2,600
American Water Works Co., Inc.	49,149		2,551
AT&T, Inc.	101,517		3,527
Atmos Energy Corp.	14,900		824
CMS Energy Corp.	44,739		1,533
Consolidated Edison, Inc.	14,600		928
Dominion Resources, Inc.	736		53
DTE Energy Co.	13,400		1,078
Duke Energy Corp.	19,263		1,430
Edison International	64,099		3,847
Entergy Corp.	64,555		4,585
Eversource Energy	7,100		353
Exelon Corp.	51,064		1,639
Hawaiian Electric Industries, Inc.	33,200		994
ITC Holdings Corp.	24,200		817
NextEra Energy, Inc.	91,548		9,631
NiSource, Inc.	33,039		577
ONE Gas, Inc.	25,906		1,166
PG&E Corp.	28,590		1,501
Pinnacle West Capital Corp.	7,800		481
PPL Corp.	47,303		1,505
Public Service Enterprise Group, Inc.	4,600		192
Questar Corp.	38,815		859
SCANA Corp.	3,700		203
Sempra Energy	36,160		3,680
Southern Co.	24,002		1,074
Talen Energy Corp.(Æ)	5,594		88
TECO Energy, Inc.	22,900		507
TransCanada Corp.	2,487		97
UGI Corp.	14,050		513
Verizon Communications, Inc.	226,765		10,610
WEC Energy Group, Inc.	2,848		140
Westar Energy, Inc. Class A	19,600		738
Xcel Energy, Inc.	86,429		2,996
			64,353

Total Common Stocks
(cost $871,132)			990,541

Short-Term Investments - 7.0%
Russell U.S. Cash Management Fund	65,419,029	(8)	65,419
United States Treasury Bills
Zero coupon due 09/17/15(§)	9,000		9,000
Total Short-Term Investments
(cost $74,419)			74,419

Total Investments 100.0%
(identified cost $945,551)			1,064,960

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			92		USD	9,653	09/15	(35)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(35)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Put	60	1,965.00	USD		6	08/07/15	(1)
S&P 500 Index	Put	59	2,040.00	USD		6	08/14/15	(21)
S&P 500 Index	Put	60	1,985.00	USD		6	08/21/15	(14)
S&P 500 Index	Put	60	2,020.00	USD		6	08/28/15	(38)
Total Liability for Options Written (premiums received $177)								(74)
Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of			Premiums
			Contracts			Received
Outstanding October 31, 2014				167		$147
Opened				2,231		1,757
Closed				(2,159)		(1,727)
Expired				—		—
Outstanding July 31, 2015				239		$177

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$127,063	$—		$—	$127,063
Consumer Staples	127,477	—		—	127,477
Energy	53,508	—		—	53,508
Financial Services	179,764	—		—	179,764
Health Care	151,725	—		—	151,725
Materials and Processing	17,246	—		—	17,246
Producer Durables	124,763	—		—	124,763
Technology	144,642	—		—	144,642
Utilities	64,353	—		—	64,353
Short-Term Investments	—	74,419		—	74,419
Total Investments	990,541	74,419		—	1,064,960

Other Financial Instruments
Futures Contracts	(35)	—		—	(35)
Options Written	(74)	—		—	(74)
Total Other Financial Instruments*	$(109)	$—		$—	$(109)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 100.5%			Starbucks Corp.	2,118	123
Consumer Discretionary - 17.6%			Target Corp.	6,705	549
21st Century Fox, Inc.(Æ)	2,475	85	Taylor Morrison Home Corp. Class A(Æ)	16,100	310
Aaron's, Inc. Class A	54,780	2,026	Tenneco, Inc.(Æ)	9,160	456
Amazon.com, Inc.(Æ)	20,376	10,925	Tiffany & Co.	33,327	3,189
AMC Networks, Inc. Class A(Æ)	14,410	1,214	Time Warner Cable, Inc.	393	75
Avis Budget Group, Inc.(Æ)	9,900	430	Time Warner, Inc.	58,446	5,146
Best Buy Co., Inc.	29,320	947	TJX Cos., Inc.	988	69
Big Lots, Inc.	7,180	310	Toll Brothers, Inc.(Æ)	14,074	548
Cablevision Systems Corp. Class A	49,070	1,385	Twenty-First Century Fox, Inc.	491	16
Carnival Corp.	56,977	3,036	VF Corp.	343	26
Carter's, Inc.	4,550	461	Viacom, Inc. Class B	20,992	1,197
CBS Corp. Class B	70,102	3,748	Wal-Mart Stores, Inc.	3,303	238
Comcast Corp. Class A(Æ)	38,273	2,389	Walt Disney Co. (The)	31,212	3,745
Costco Wholesale Corp.	616	89	Whirlpool Corp.	8,710	1,548
Dana Holding Corp.	112,860	2,095	Wyndham Worldwide Corp.	17,680	1,459
Darden Restaurants, Inc.	45,020	3,321	Yum! Brands, Inc.	608	53
Deckers Outdoor Corp.(Æ)	9,780	713			109,510
Delphi Automotive PLC	31,510	2,460
Diageo PLC - ADR	9,896	1,111	Consumer Staples - 3.7%
Dick's Sporting Goods, Inc.	17,020	868	Altria Group, Inc.	2,793	152
Dillard's, Inc. Class A	7,990	814	Archer-Daniels-Midland Co.	28,172	1,336
DISH Network Corp. Class A(Æ)	13,630	881	Bunge, Ltd.	15,837	1,265
Dollar General Corp.	13,081	1,051	Coca-Cola Co. (The)	76,004	3,122
Domino's Pizza, Inc.	3,520	401	Colgate-Palmolive Co.	1,282	87
eBay, Inc.(Æ)	96,933	2,726	CVS Health Corp.	1,641	184
Estee Lauder Cos., Inc. (The) Class A	10,961	977	General Mills, Inc.	846	49
Federal-Mogul Holdings Corp.(Æ)	4,800	54	Herbalife, Ltd.(Æ)	16,280	822
Ford Motor Co.	135,885	2,015	Ingredion, Inc.	4,040	356
General Motors Co.	151,375	4,770	Kellogg Co.	354	23
Goodyear Tire & Rubber Co. (The)	20,450	616	Kimberly-Clark Corp.	519	60
Graham Holdings Co. Class B	1,607	1,108	Kraft Heinz Co. (The)	839	67
Hilton Worldwide Holdings, Inc.(Æ)	41,100	1,103	Kroger Co. (The)	104,460	4,099
Home Depot, Inc.	27,687	3,240	Mondelez International, Inc. Class A	98,755	4,457
Jarden Corp.(Æ)	73,186	4,025	PepsiCo, Inc.	3,428	330
John Wiley & Sons, Inc. Class A(Æ)	552	29	Philip Morris International, Inc.	3,444	295
Johnson Controls, Inc.	78,782	3,589	Pinnacle Foods, Inc.	329	15
Kohl's Corp.	21,450	1,315	Procter & Gamble Co. (The)	7,909	607
L Brands, Inc.	13,900	1,122	Reynolds American, Inc.	425	36
Las Vegas Sands Corp.	518	29	Sysco Corp.	805	29
Lear Corp.	22,131	2,303	Tyson Foods, Inc. Class A	114,045	5,058
Lennar Corp. Class A	4,791	254	Walgreens Boots Alliance, Inc.	1,331	129
Lowe's Cos., Inc.	45,066	3,126	Whole Foods Market, Inc.	14,050	511
Macy's, Inc.	13,250	915			23,089
Marriott International, Inc. Class A	4,907	356
McDonald's Corp.	1,376	137	Energy - 7.9%
Meritage Homes Corp.(Æ)	5,005	226	Anadarko Petroleum Corp.	58,461	4,347
News Corp. Class A(Æ)	71,990	1,060	Antero Resources Corp.(Æ)(Ñ)	10,700	294
Nike, Inc. Class B	14,408	1,660	Apache Corp.	531	24
Norwegian Cruise Line Holdings, Ltd.(Æ)	13,600	849	Baker Hughes, Inc.	1,406	82
NVR, Inc.(Æ)	1,520	2,265	California Resources Corp.	3,261	14
Office Depot, Inc.(Æ)	42,844	343	Cameron International Corp.(Æ)	61,720	3,114
Pandora Media, Inc.(Æ)	38,421	673	Chesapeake Energy Corp.(Ñ)	108,028	935
Priceline Group, Inc. (The)(Æ)	72	90	Chevron Corp.	6,822	604
PulteGroup, Inc.	138,466	2,869	ConocoPhillips	1,716	86
PVH Corp.	27,362	3,175	Devon Energy Corp.	95,635	4,726
Ross Stores, Inc.	5,921	315	Dril-Quip, Inc.(Æ)	6,520	381
Royal Caribbean Cruises, Ltd.	28,157	2,530	Ensco PLC Class A	54,470	903
Staples, Inc.	9,423	139	EOG Resources, Inc.	25,346	1,956

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
EP Energy Corp. Class A(Æ)	17,200	144	CBL & Associates Properties, Inc.(ö)	101,960	1,666
Exxon Mobil Corp.	18,955	1,501	CBRE Group, Inc. Class A(Æ)	62,000	2,354
FMC Technologies, Inc.(Æ)	15,900	521	Charles Schwab Corp. (The)	21,790	760
Frank's International	17,400	282	Chimera Investment Corp.(ö)	2,922	42
Gulfport Energy Corp.(Æ)	8,600	282	Chubb Corp. (The)	1,793	223
Halliburton Co.	1,192	50	Citigroup, Inc.	227,827	13,319
Hess Corp.	14,294	843	Citizens Financial Group, Inc.	39,600	1,032
HollyFrontier Corp.	9,500	458	CME Group, Inc. Class A	1,748	168
Kinder Morgan, Inc.	48,704	1,687	Comerica, Inc.	23,000	1,091
Marathon Oil Corp.	83,041	1,745	Crown Castle International Corp.(ö)	9,200	754
Marathon Petroleum Corp.	49,271	2,694	Discover Financial Services	22,052	1,231
Nabors Industries, Ltd.	77,570	901	Dun & Bradstreet Corp. (The)	6,820	851
National Oilwell Varco, Inc.	10,278	433	E*Trade Financial Corp.(Æ)	33,800	961
Newfield Exploration Co.(Æ)	95,691	3,138	Equity Commonwealth(Æ)(ö)	8,140	213
Noble Corp. PLC	168,750	2,017	Equity Residential(ö)	497	37
Occidental Petroleum Corp.	2,131	150	Everest Re Group, Ltd.	8,044	1,473
Oil States International, Inc.(Æ)	40,240	1,212	First American Financial Corp.	9,853	400
PBF Energy, Inc. Class A	13,000	410	First Niagara Financial Group, Inc.	123,675	1,201
Peabody Energy Corp.(Ñ)	234,054	281	First Republic Bank	20,618	1,315
Phillips 66(Æ)	18,990	1,510	Forest City Enterprises, Inc. Class A(Æ)	16,456	384
Pioneer Natural Resources Co.	197	25	Franklin Resources, Inc.	546	25
Rowan Cos. PLC Class A	73,320	1,263	Genworth Financial, Inc. Class A(Æ)	55,687	390
Schlumberger, Ltd.	1,822	151	Global Payments, Inc.	9,400	1,054
SM Energy Co.	18,121	672	Goldman Sachs Group, Inc. (The)	6,833	1,401
Spectra Energy Corp.	923	28	Hartford Financial Services Group, Inc.	122,903	5,844
Tesoro Corp.	26,111	2,542	HCP, Inc.(ö)	2,085	81
Valero Energy Corp.	73,742	4,837	Hospitality Properties Trust(ö)	20,120	552
Weatherford International PLC(Æ)	109,127	1,165	Invesco, Ltd.	28,500	1,100
Williams Cos., Inc. (The)	1,028	54	Jones Lang LaSalle, Inc.	13,420	2,389
WPX Energy, Inc.(Æ)	112,569	979	JPMorgan Chase & Co.	208,757	14,306
		49,441	KeyCorp	51,300	761
			Lincoln National Corp.	56,894	3,204
Financial Services - 21.3%			Marsh & McLennan Cos., Inc.	757	44
ACE, Ltd.	3,556	387	MasterCard, Inc. Class A	41,982	4,089
Affiliated Managers Group, Inc.(Æ)	3,040	632	McGraw Hill Financial, Inc.	13,020	1,325
Aflac, Inc.	4,513	289	MetLife, Inc.	22,320	1,244
Allied World Assurance Co. Holdings	2,888	122	MFA Financial, Inc.(ö)	5,478	41
Allstate Corp. (The)	39,027	2,691	Moody's Corp.	11,160	1,232
Ally Financial, Inc.(Æ)	35,600	811	Morgan Stanley	2,149	83
American Capital Agency Corp.(ö)	6,061	117	NorthStar Realty Finance Corp.(ö)	21,767	348
American Express Co.	22,268	1,694	PartnerRe, Ltd.	872	118
American International Group, Inc.	57,746	3,703	PayPal Holdings, Inc.(Æ)	16,123	624
American Tower Corp. Class A(ö)	11,597	1,103	Piedmont Office Realty Trust, Inc. Class A(ö)	20,496	373
Ameriprise Financial, Inc.	9,929	1,248	PNC Financial Services Group, Inc. (The)	749	73
AmTrust Financial Services, Inc.	395	27	Principal Financial Group, Inc.	20,960	1,163
Annaly Capital Management, Inc.(ö)	10,864	108	ProAssurance Corp.	934	45
Arch Capital Group, Ltd.(Æ)	2,475	177	Progressive Corp. (The)	4,010	122
Arthur J Gallagher & Co.	737	35	Prudential Financial, Inc.	70,721	6,249
Aspen Insurance Holdings, Ltd.	44,000	2,116	Public Storage(ö)	198	41
Assurant, Inc.	28,000	2,089	Rayonier, Inc.(ö)	1,857	46
Assured Guaranty, Ltd.	122,812	3,004	Regions Financial Corp.	241,284	2,507
Axis Capital Holdings, Ltd.	1,125	65	Reinsurance Group of America, Inc. Class A	23,730	2,290
Bank of America Corp.	552,521	9,879	Santander Consumer Holdings, Inc.(Æ)	18,900	457
Bank of New York Mellon Corp. (The)	43,433	1,885	Senior Housing Properties Trust(ö)	2,822	49
Barclays PLC - ADR	22,031	396	Simon Property Group, Inc.(ö)	3,365	630
BB&T Corp.	989	40	Starwood Property Trust, Inc.(ö)	3,229	70
Berkshire Hathaway, Inc. Class B(Æ)	8,021	1,145	State Street Corp.	36,297	2,779
BlackRock, Inc. Class A	3,436	1,156	SunTrust Banks, Inc.	37,251	1,652
Capital One Financial Corp.	5,077	413	Synchrony Financial(Æ)(Ñ)	14,900	512

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 15

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Thomson Reuters Corp.	491	20	United Therapeutics Corp.(Æ)	13,840	2,344
Torchmark Corp.	1,132	70	UnitedHealth Group, Inc.	3,522	428
Travelers Cos., Inc. (The)	3,844	408	Valeant Pharmaceuticals International, Inc.
Two Harbors Investment Corp.(ö)	5,612	57	(Æ)	13,263	3,416
US Bancorp	2,396	108	Vertex Pharmaceuticals, Inc.(Æ)	9,537	1,287
Validus Holdings, Ltd.	45,950	2,130			98,141
Visa, Inc. Class A	19,854	1,496
Voya Financial, Inc.	83,607	3,925	Materials and Processing - 3.3%
Wells Fargo & Co.	6,729	389	Air Products & Chemicals, Inc.	292	42
White Mountains Insurance Group, Ltd.	129	91	Ashland, Inc.	12,690	1,451
XL Group PLC Class A	3,793	144	Bemis Co., Inc.	760	34
		132,958	Bombardier, Inc. Class B	242,264	302
			CF Industries Holdings, Inc.	38,380	2,272
Health Care - 15.8%			Chemours Co. (The)	4,700	51
Abbott Laboratories	2,113	107	Dow Chemical Co. (The)	33,346	1,569
AbbVie, Inc.	46,128	3,229	Ecolab, Inc.	10,885	1,261
Aetna, Inc.	37,729	4,262	EI du Pont de Nemours & Co.	24,792	1,382
Agilent Technologies, Inc.	2,000	82	Fastenal Co.(Ñ)	11,955	500
Alexion Pharmaceuticals, Inc.(Æ)	7,793	1,539	Freeport-McMoRan, Inc.	1,430	17
Allergan PLC(Æ)	9,921	3,285	Huntsman Corp.	78,363	1,489
AmerisourceBergen Corp. Class A	11,060	1,170	International Paper Co.	34,470	1,650
Amgen, Inc.	30,922	5,461	LyondellBasell Industries NV Class A	21,567	2,024
Anthem, Inc.	16,470	2,541	Monsanto Co.	17,410	1,774
Baxalta, Inc.(Æ)	747	25	Mosaic Co. (The)	28,275	1,214
Baxter International, Inc.	747	30	Newmont Mining Corp.	5,434	93
Becton Dickinson and Co.	1,610	245	Nucor Corp.	3,395	150
Biogen, Inc.(Æ)	21,435	6,833	PPG Industries, Inc.	11,400	1,236
BioMarin Pharmaceutical, Inc.(Æ)	9,890	1,447	Praxair, Inc.	403	46
Bristol-Myers Squibb Co.	2,329	153	Precision Castparts Corp.	7,850	1,530
Cardinal Health, Inc.	24,926	2,118	Sonoco Products Co.	1,425	59
Celgene Corp.(Æ)	44,272	5,811	WestRock Co.	1,872	118
Centene Corp.(Æ)	10,100	708			20,264
Cigna Corp.	4,848	698
Edwards Lifesciences Corp.(Æ)	8,667	1,319	Producer Durables - 8.8%
Eli Lilly & Co.	1,377	116	3M Co.	920	139
Envision Healthcare Holdings, Inc.(Æ)	18,295	820	Accenture PLC Class A	886	91
Express Scripts Holding Co.(Æ)	1,564	141	Aegean Marine Petroleum Network, Inc.	30,727	336
Gilead Sciences, Inc.	91,289	10,759	Alaska Air Group, Inc.	40,700	3,083
HCA Holdings, Inc.(Æ)	45,355	4,218	Allegiant Travel Co. Class A	1,460	311
Hill-Rom Holdings, Inc.	40,400	2,264	American Airlines Group, Inc.	25,632	1,028
HMS Holdings Corp.(Æ)	55,836	643	Automatic Data Processing, Inc.	664	53
Humana, Inc.	2,949	537	Babcock & Wilcox Enterprises, Inc.(Æ)	10,175	201
Johnson & Johnson	29,927	2,999	Boeing Co. (The)	17,483	2,521
Laboratory Corp. of America Holdings(Æ)	1,521	194	BWX Technologies, Inc.	18,700	459
McKesson Corp.	17,243	3,803	Caterpillar, Inc.	16,608	1,306
Medtronic PLC	1,995	156	CoStar Group, Inc.(Æ)	6,247	1,257
Merck & Co., Inc.	35,983	2,122	CSX Corp.	38,183	1,194
Mylan NV(Æ)	54,633	3,059	Cummins, Inc.	1,733	224
Neurocrine Biosciences, Inc.(Æ)	21,280	1,067	Curtiss-Wright Corp.	2,200	148
Perrigo Co. PLC	3,033	583	Danaher Corp.	856	78
Pfizer, Inc.	81,788	2,949	Deere & Co.	2,296	217
Puma Biotechnology, Inc.(Æ)(Ñ)	8,037	728	Delta Air Lines, Inc.	97,267	4,313
Qiagen NV(Æ)	42,800	1,198	Eaton Corp. PLC	1,846	112
Quest Diagnostics, Inc.	8,811	650	Emerson Electric Co.	991	51
Receptos, Inc.(Æ)	11,215	2,555	FedEx Corp.	28,027	4,804
Regeneron Pharmaceuticals, Inc.(Æ)	109	60	General Dynamics Corp.	432	64
St. Jude Medical, Inc.	52,126	3,848	General Electric Co.	74,685	1,949
Stryker Corp.	463	47	Honeywell International, Inc.	36,106	3,793
Thermo Fisher Scientific, Inc.	29,292	4,087	Huntington Ingalls Industries, Inc.	25,310	2,972

See accompanying notes which are an integral part of this quarterly report.

16 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Illinois Tool Works, Inc.	448	40	Groupon, Inc. Class A(Æ)	169,940	819
JB Hunt Transport Services, Inc.	14,594	1,228	Hewlett-Packard Co.	168,161	5,132
JetBlue Airways Corp.(Æ)	71,750	1,649	IAC/InterActiveCorp	24,450	1,889
L-3 Communications Holdings, Inc.	391	45	Intel Corp.	116,298	3,367
Lexmark International, Inc. Class A	16,062	546	International Business Machines Corp.	2,147	348
Lockheed Martin Corp.	380	79	Jabil Circuit, Inc.	108,930	2,206
MSC Industrial Direct Co., Inc. Class A	556	40	Juniper Networks, Inc.	96,670	2,747
Norfolk Southern Corp.	9,447	797	Leidos Holdings, Inc.	9,700	396
Northrop Grumman Corp.	278	48	Marvell Technology Group, Ltd.	82,952	1,032
PACCAR, Inc.	483	31	MercadoLibre, Inc.(Ñ)	7,523	983
Raytheon Co.	1,739	190	Micron Technology, Inc.(Æ)	50,371	932
Republic Services, Inc. Class A	3,503	149	Microsoft Corp.	161,862	7,559
RR Donnelley & Sons Co.	11,390	200	MicroStrategy, Inc. Class A(Æ)	1,240	253
Ryder System, Inc.	8,470	767	NetApp, Inc.	30,724	957
Southwest Airlines Co.	93,140	3,372	NVIDIA Corp.	32,000	638
Spirit AeroSystems Holdings, Inc. Class A(Æ)	41,370	2,329	ON Semiconductor Corp.(Æ)	140,520	1,492
Stanley Black & Decker, Inc.	1,754	185	Oracle Corp.	105,614	4,218
Terex Corp.	35,028	776	Palo Alto Networks, Inc.(Æ)	8,618	1,601
Textron, Inc.	75,283	3,290	PTC, Inc.(Æ)	6,800	247
Trinity Industries, Inc.	13,710	401	QUALCOMM, Inc.	2,867	185
Triumph Group, Inc.	18,140	977	Rackspace Hosting, Inc.(Æ)	64,514	2,195
Union Pacific Corp.	1,262	123	Red Hat, Inc.(Æ)	7,100	561
United Continental Holdings, Inc.(Æ)	57,460	3,240	Salesforce.com, Inc.(Æ)	41,767	3,062
United Parcel Service, Inc. Class B	996	102	SanDisk Corp.	776	47
United Technologies Corp.	2,865	287	Symantec Corp.	182,808	4,157
Waste Management, Inc.	641	33	Synopsys, Inc.(Æ)	37,550	1,909
Xerox Corp.	1,958	22	Tech Data Corp.(Æ)	9,090	530
Xylem, Inc.	83,412	2,880	Texas Instruments, Inc.	1,512	76
		54,530	VeriSign, Inc.(Æ)	32,560	2,310
			VMware, Inc. Class A(Æ)	9,100	811
Technology - 18.9%			Western Digital Corp.	18,472	1,590
Adobe Systems, Inc.(Æ)	39,868	3,269	Workday, Inc. Class A(Æ)	10,600	894
Amdocs, Ltd.	2,519	148	Yahoo!, Inc.(Æ)	1,311	48
Apple, Inc.	151,133	18,332	Yelp, Inc. Class A(Æ)(Ñ)	35,688	942
Arista Networks, Inc.(Æ)	3,079	260	Zynga, Inc. Class A(Æ)	180,960	449
Arrow Electronics, Inc.(Æ)	30,560	1,777			117,859
Aspen Technology, Inc.(Æ)	18,990	843
Avago Technologies, Ltd. Class A	18,956	2,372	Utilities - 3.2%
Avnet, Inc.	54,580	2,278	AES Corp.	173,507	2,221
Black Knight Financial Services, Inc. Class			AGL Resources, Inc.	1,171	56
A(Æ)	510	17	Alliant Energy Corp.	1,688	104
Broadcom Corp. Class A	561	28	Ameren Corp.	3,311	136
Brocade Communications Systems, Inc.	146,220	1,500	American Electric Power Co., Inc.	6,355	360
CA, Inc.	12,330	359	American Water Works Co., Inc.	1,677	87
Cadence Design Systems, Inc.(Æ)	17,400	365	AT&T, Inc.	106,014	3,683
Ciena Corp.(Æ)	4,600	117	Atmos Energy Corp.	1,446	80
Cirrus Logic, Inc.(Æ)	3,400	112	Calpine Corp.(Æ)	42,139	771
Cisco Systems, Inc.	161,186	4,581	CenterPoint Energy, Inc.	4,331	84
Citrix Systems, Inc.(Æ)	30,750	2,325	CenturyLink, Inc.	5,774	165
Cognizant Technology Solutions Corp. Class			CMS Energy Corp.	2,389	82
A(Æ)	20,238	1,277	Consolidated Edison, Inc.	3,439	219
Computer Sciences Corp.	409	27	Dominion Resources, Inc.	821	59
comScore, Inc.(Æ)	500	29	DTE Energy Co.	3,038	244
Corning, Inc.	10,469	196	Duke Energy Corp.	4,718	350
Electronic Arts, Inc.(Æ)	58,010	4,151	Edison International	4,494	270
EMC Corp.	35,455	953	Entergy Corp.	2,000	142
Facebook, Inc. Class A(Æ)	77,912	7,325	Eversource Energy	3,617	180
FireEye, Inc.(Æ)(Ñ)	19,585	871	Exelon Corp.	12,085	388
Google, Inc. Class C(Æ)	12,118	7,765	FirstEnergy Corp.	5,890	200

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 17

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Great Plains Energy, Inc.	1,179	31		Bank of the Ozarks, Inc.	(45,460)	(2,006)
Hawaiian Electric Industries, Inc.	1,365	41		LendingClub Corp.(Æ)	(51,950)	(754)
MDU Resources Group, Inc.	787	15		Mercury General Corp.	(5,730)	(323)
National Fuel Gas Co.	1,277	69		Nationstar Mortgage Holdings, Inc.(Æ)	(53,040)	(984)
NextEra Energy, Inc.	2,742	289		TFS Financial Corp.	(116,920)	(1,971)
NRG Energy, Inc.	686	15		United Bankshares, Inc.	(19,740)	(800)
OGE Energy Corp.	2,969	88		Western Alliance Bancorp(Æ)	(21,840)	(739)
Pepco Holdings, Inc.	2,853	76		Zillow Group, Inc. Class A(Æ)	(17,320)	(1,411)
PG&E Corp.	5,487	288
						(8,988)
Pinnacle West Capital Corp.	2,019	125		Health Care - (0.1)%
PPL Corp.	7,277	232
Public Service Enterprise Group, Inc.	5,678	237		Acadia Healthcare Co., Inc.(Æ)	(10,100)	(806)
SCANA Corp.	1,885	103		Producer Durables - (0.3)%
Sempra Energy	6,230	634		Colfax Corp.(Æ)	(39,890)	(1,522)
Southern Co.	6,811	305		XPO Logistics, Inc.(Æ)	(12,670)	(549)
Sprint Corp.(Æ)	4,804	16
Talen Energy Corp.(Æ)	908	14				(2,071)
TECO Energy, Inc.	3,138	69		Technology - (0.8)%
Telephone & Data Systems, Inc.	13,920	409		Arista Networks, Inc.(Æ)	(9,780)	(826)
T-Mobile US, Inc.(Æ)	3,265	133		NetSuite, Inc.(Æ)	(8,030)	(793)
UGI Corp.	2,501	91		Palo Alto Networks, Inc.(Æ)	(2,700)	(502)
Vectren Corp.	1,223	52		Stratasys, Ltd.(Æ)	(41,780)	(1,284)
Verizon Communications, Inc.	131,095	6,134		SunEdison, Inc.(Æ)	(50,980)	(1,187)
WEC Energy Group, Inc.	4,035	198		Twitter, Inc.(Æ)	(4,680)	(145)
Westar Energy, Inc. Class A	1,631	61				(4,737)
Xcel Energy, Inc.	14,576	505		Utilities - (0.2)%
		20,111		Pembina Pipeline Corp.	(45,530)	(1,324)

Total Common Stocks
(cost $558,401)		625,903		Total Securities Sold Short
				(proceeds $28,520)		(26,821)
Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund	22,450,001 (8)	22,450		Other Assets and Liabilities, Net
Total Short-Term Investments			-	(0.6%)		(3,654)
(cost $22,450)		22,450		Net Assets - 100.0%		623,086

Other Securities - 0.8%
Russell U.S. Cash Collateral Fund(×)	5,208,040 (8)	5,208
Total Other Securities
(cost $5,208)		5,208

Total Investments 104.9%
(identified cost $586,059)		653,561
Securities Sold Short - (4.3)%
Consumer Discretionary - (0.4)%
DreamWorks Animation SKG, Inc. Class
A(Æ)	(46,980)	(1,133)
GoPro, Inc. Class A(Æ)	(6,200)	(385)
Tesla Motors, Inc.(Æ)	(2,980)	(793)
		(2,311)
Energy - (1.1)%
Cheniere Energy, Inc.(Æ)	(2,890)	(199)
Golar LNG, Ltd.(Æ)	(46,980)	(2,024)
Kinder Morgan, Inc.	(51,590)	(1,787)
SolarCity Corp.(Æ)	(14,100)	(818)
SunPower Corp. Class A(Æ)	(64,970)	(1,756)
		(6,584)
Financial Services - (1.4)%

See accompanying notes which are an integral part of this quarterly report.

18 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	160	USD	16,787	09/15	223
S&P E-Mini Energy Select Sector Index Futures	34	USD	2,351	09/15	(197)
S&P E-Mini Industrials Select Sector Index Futures	45	USD	2,431	09/15	(27)
S&P E-Mini Materials Select Sector Index Futures	50	USD	2,425	09/15	(158)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(159)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$109,510	$—		$—	$109,510
Consumer Staples	23,089	—		—	23,089
Energy	49,441	—		—	49,441
Financial Services	132,958	—		—	132,958
Health Care	98,141	—		—	98,141
Materials and Processing	20,264	—		—	20,264
Producer Durables	54,530	—		—	54,530
Technology	117,859	—		—	117,859
Utilities	20,111	—		—	20,111
Short-Term Investments	—	22,450		—	22,450
Other Securities	—	5,208		—	5,208
Total Investments	625,903	27,658		—	653,561
Securities Sold Short**	(26,821)	—		—	(26,821)

Other Financial Instruments
Futures Contracts	(159)	—		—	(159)
Total Other Financial Instruments*	$(159)	$—		$—	$(159)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 19

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.8%			Pandora Media, Inc.(Æ)	205,983	3,609
Consumer Discretionary - 16.4%			Priceline Group, Inc. (The)(Æ)	3,082	3,833
21st Century Fox, Inc.(Æ)	7,685	265	PulteGroup, Inc.	486,723	10,085
Aaron's, Inc. Class A	75,990	2,810	PVH Corp.	49,594	5,755
Amazon.com, Inc.(Æ)	65,220	34,968	Ross Stores, Inc.	171,527	9,118
AMC Networks, Inc. Class A(Æ)	10,870	915	Royal Caribbean Cruises, Ltd.	161,250	14,488
AutoZone, Inc.(Æ)	6,495	4,553	Staples, Inc.	23,880	351
Avis Budget Group, Inc.(Æ)	15,640	679	Starbucks Corp.	237,801	13,776
Best Buy Co., Inc.	19,270	622	Target Corp.	442,409	36,211
Big Lots, Inc.	12,190	526	Taylor Morrison Home Corp. Class A(Æ)	44,948	865
Brinker International, Inc.	27,452	1,644	Tenneco, Inc.(Æ)	12,550	625
Cablevision Systems Corp. Class A	60,820	1,716	Tiffany & Co.	62,053	5,938
Carnival Corp.	37,038	1,974	Time Warner, Inc.	158,667	13,969
Carter's, Inc.	10,890	1,104	TJX Cos., Inc.	149,744	10,455
CBS Corp. Class B	174,257	9,318	Toll Brothers, Inc.(Æ)	33,038	1,286
Chipotle Mexican Grill, Inc. Class A(Æ)	3,540	2,628	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	55,300	9,181
Choice Hotels International, Inc.	33,253	1,685	Under Armour, Inc. Class A(Æ)	62,212	6,180
Comcast Corp. Class A(Æ)	378,535	23,624	Urban Outfitters, Inc.(Æ)	27,018	881
Costco Wholesale Corp.	49,884	7,248	VF Corp.	829	64
Dana Holding Corp.	155,060	2,878	Viacom, Inc. Class B	376,400	21,455
Darden Restaurants, Inc.	88,330	6,515	Wal-Mart Stores, Inc.	477,218	34,350
Deckers Outdoor Corp.(Æ)	11,970	872	Walt Disney Co. (The)	449,739	53,969
Delphi Automotive PLC	68,500	5,348	Whirlpool Corp.	166,130	29,526
Diageo PLC - ADR	53,110	5,965	Wyndham Worldwide Corp.	26,080	2,152
Dick's Sporting Goods, Inc.	23,094	1,177	Yum! Brands, Inc.	58,800	5,160
Dillard's, Inc. Class A	12,100	1,233			684,696
Dollar General Corp.	70,872	5,696
Domino's Pizza, Inc.	47,168	5,370	Consumer Staples - 5.7%
DSW, Inc. Class A	1,974	64	Altria Group, Inc.	400,289	21,768
eBay, Inc.(Æ)	128,970	3,627	Archer-Daniels-Midland Co.	51,391	2,437
Estee Lauder Cos., Inc. (The) Class A	123,900	11,041	Bunge, Ltd.	39,526	3,156
Foot Locker, Inc.	54,028	3,812	Casey's General Stores, Inc.	9,200	940
Ford Motor Co.	63,890	948	Coca-Cola Co. (The)	962,628	39,545
Gap, Inc. (The)	281,117	10,255	Colgate-Palmolive Co.	19,850	1,350
General Motors Co.	149,828	4,721	Constellation Brands, Inc. Class A	49,001	5,881
Goodyear Tire & Rubber Co. (The)	28,970	873	CVS Health Corp.	74,152	8,340
Graham Holdings Co. Class B	2,090	1,441	Dr Pepper Snapple Group, Inc.	139,798	11,215
Grupo Televisa SAB - ADR	155,070	5,406	Herbalife, Ltd.(Æ)	22,280	1,125
Hilton Worldwide Holdings, Inc.(Æ)	220,657	5,925	Ingredion, Inc.	4,940	436
Home Depot, Inc.	367,970	43,064	Keurig Green Mountain, Inc.	680	51
Jarden Corp.(Æ)	131,116	7,211	Kimberly-Clark Corp.	1,086	125
Johnson Controls, Inc.	372,971	16,993	Kroger Co. (The)	383,472	15,047
Kohl's Corp.	150,617	9,236	Molson Coors Brewing Co. Class B	58,868	4,188
L Brands, Inc.	75,124	6,064	Mondelez International, Inc. Class A	273,785	12,356
Las Vegas Sands Corp.	267,680	15,001	Monster Beverage Corp.(Æ)	31,363	4,816
Lear Corp.	48,686	5,067	PepsiCo, Inc.	274,825	26,479
Lennar Corp. Class A	225,741	11,973	Philip Morris International, Inc.	352,565	30,155
Liberty Media Corp.(Æ)	214,550	8,089	Procter & Gamble Co. (The)	472,148	36,214
Lowe's Cos., Inc.	136,807	9,489	Reynolds American, Inc.	1,249	107
Macy's, Inc.	16,650	1,150	Sysco Corp.	1,456	53
Marriott International, Inc. Class A	134,901	9,795	Tyson Foods, Inc. Class A	198,412	8,799
McDonald's Corp.	35,044	3,500	Walgreens Boots Alliance, Inc.	21,568	2,084
Meritage Homes Corp.(Æ)	8,690	392	Whole Foods Market, Inc.	25,700	935
Netflix, Inc.(Æ)	40,796	4,663			237,602
Nike, Inc. Class B	312,796	36,040
NVR, Inc.(Æ)	4,092	6,097	Energy - 5.9%
Office Depot, Inc.(Æ)	121,856	975	Anadarko Petroleum Corp.	183,725	13,660
Omnicom Group, Inc.	234,120	17,110	Antero Resources Corp.(Æ)	3,365	93
O'Reilly Automotive, Inc.(Æ)	247	59	Apache Corp.	14,931	685

See accompanying notes which are an integral part of this quarterly report.

20 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Baker Hughes, Inc.	16,797	977	Whiting Petroleum Corp.(Æ)	5,203	107
BP PLC - ADR	359,410	13,287	World Fuel Services Corp.	2,952	120
Cabot Oil & Gas Corp.	80,200	2,098	WPX Energy, Inc.(Æ)	122,466	1,065
California Resources Corp.	23,010	97			245,868
Cameron International Corp.(Æ)	71,302	3,598
Chesapeake Energy Corp.	107,991	935	Financial Services - 18.3%
Chevron Corp.	447,055	39,555	ACE, Ltd.	6,130	667
Columbia Pipeline Group, Inc.	54,366	1,586	Affiliated Managers Group, Inc.(Æ)	25,094	5,217
ConocoPhillips	249,119	12,541	Aflac, Inc.	7,497	480
CONSOL Energy, Inc.	8,932	147	Allied World Assurance Co. Holdings	6,456	273
CVR Energy, Inc.	2,903	111	Allstate Corp. (The)	116,387	8,025
Denbury Resources, Inc.	22,205	87	Ally Financial, Inc.(Æ)	335,090	7,630
Devon Energy Corp.	172,967	8,548	American Capital Agency Corp.(ö)	13,232	255
Diamond Offshore Drilling, Inc.	4,413	97	American Express Co.	451,150	34,314
Dril-Quip, Inc.(Æ)	8,422	492	American Financial Group, Inc.	46,177	3,184
Energen Corp.	2,888	159	American International Group, Inc.	94,560	6,063
Ensco PLC Class A	83,349	1,382	American Tower Corp. Class A(ö)	20,130	1,915
EOG Resources, Inc.	87,844	6,781	Ameriprise Financial, Inc.	105,634	13,275
EP Energy Corp. Class A(Æ)	11,182	94	AmTrust Financial Services, Inc.	1,100	76
Exxon Mobil Corp.	596,792	47,272	Annaly Capital Management, Inc.(ö)	23,928	238
First Solar, Inc.(Æ)	5,871	260	Aon PLC	72,500	7,306
FMC Technologies, Inc.(Æ)	32,964	1,080	Arch Capital Group, Ltd.(Æ)	41,137	2,936
Frank's International	6,567	106	Arthur J Gallagher & Co.	2,001	95
Gulfport Energy Corp.(Æ)	4,137	135	Aspen Insurance Holdings, Ltd.	64,030	3,079
Halliburton Co.	29,973	1,253	Assurant, Inc.	40,850	3,047
Helmerich & Payne, Inc.	3,606	208	Assured Guaranty, Ltd.	151,991	3,718
Hess Corp.	27,646	1,631	Axis Capital Holdings, Ltd.	5,603	322
HollyFrontier Corp.	7,828	378	Bank of America Corp.	3,443,501	61,570
Kinder Morgan, Inc.	26,320	912	Bank of New York Mellon Corp. (The)	18,739	813
Laredo Petroleum, Inc.(Æ)	8,472	73	Barclays PLC - ADR	60,091	1,080
Marathon Oil Corp.	178,731	3,755	BB&T Corp.	11,861	478
Marathon Petroleum Corp.	82,458	4,508	Berkshire Hathaway, Inc. Class B(Æ)	157,201	22,439
Murphy Oil Corp.	6,814	223	BlackRock, Inc. Class A	20,141	6,774
Nabors Industries, Ltd.	125,125	1,453	Broadridge Financial Solutions, Inc.	39,777	2,159
National Oilwell Varco, Inc.	23,832	1,004	Capital One Financial Corp.	144,789	11,771
Newfield Exploration Co.(Æ)	177,857	5,832	CBL & Associates Properties, Inc.(ö)	149,130	2,437
Noble Corp. PLC	242,476	2,898	CBRE Group, Inc. Class A(Æ)	86,330	3,278
Noble Energy, Inc.	9,316	328	Charles Schwab Corp. (The)	123,899	4,322
Occidental Petroleum Corp.	418,176	29,356	Chimera Investment Corp.(ö)	6,295	90
Oceaneering International, Inc.	4,115	165	Chubb Corp. (The)	3,806	473
Oil States International, Inc.(Æ)	59,770	1,800	Cincinnati Financial Corp.	2,253	124
Patterson-UTI Energy, Inc.	7,266	120	Citigroup, Inc.	664,742	38,861
PBF Energy, Inc. Class A	3,894	123	Citizens Financial Group, Inc.	158,400	4,129
Peabody Energy Corp.	744,106	893	CME Group, Inc. Class A	7,635	733
Phillips 66(Æ)	137,509	10,932	CNA Financial Corp.	2,009	80
QEP Resources, Inc.	8,390	116	Comerica, Inc.	43,351	2,056
Rice Energy, Inc.(Æ)	5,473	99	Crown Castle International Corp.(ö)	134,010	10,977
Rowan Cos. PLC Class A	104,753	1,805	Discover Financial Services	93,447	5,215
RPC, Inc.	8,852	109	Dun & Bradstreet Corp. (The)	1,260	157
Schlumberger, Ltd.	19,099	1,582	Endurance Specialty Holdings, Ltd.	773	54
Seadrill, Ltd.	14,215	127	Equity Commonwealth(Æ)(ö)	21,150	554
SM Energy Co.	29,685	1,100	Equity LifeStyle Properties, Inc. Class A(ö)	45,796	2,651
Southwestern Energy Co.(Æ)	14,020	261	Equity Residential(ö)	5,963	446
Spectra Energy Corp.	13,894	420	Erie Indemnity Co. Class A	7,934	685
SunPower Corp. Class A(Æ)	9,363	253	Everest Re Group, Ltd.	13,567	2,484
Superior Energy Services, Inc.	5,984	102	FactSet Research Systems, Inc.	37,736	6,251
Tesoro Corp.	37,795	3,679	Fidelity National Information Services, Inc.	59,678	3,905
Valero Energy Corp.	151,603	9,945	First American Financial Corp.	27,530	1,117
Weatherford International PLC(Æ)	118,966	1,270	First Niagara Financial Group, Inc.	116,777	1,134

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 21

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
First Republic Bank	110,524	7,050	Visa, Inc. Class A	468,786	35,318
Fiserv, Inc.(Æ)	89,711	7,792	Voya Financial, Inc.	202,674	9,516
FleetCor Technologies, Inc.(Æ)	37,384	5,788	Wells Fargo & Co.	1,325,673	76,717
FNF Group	4,117	161	White Mountains Insurance Group, Ltd.	348	246
FNFV Group(Æ)	99,279	1,445	WR Berkley Corp.	4,806	268
Forest City Enterprises, Inc. Class A(Æ)	44,933	1,049	XL Group PLC Class A	8,810	335
Franklin Resources, Inc.	1,199	55			764,249
Genworth Financial, Inc. Class A(Æ)	139,474	978
Global Payments, Inc.	14,165	1,588	Health Care - 16.6%
Goldman Sachs Group, Inc. (The)	91,434	18,750	Abbott Laboratories	88,747	4,499
Hanover Insurance Group, Inc. (The)	52,577	4,251	AbbVie, Inc.	112,523	7,878
Hartford Financial Services Group, Inc.	202,255	9,617	Aetna, Inc.	146,723	16,575
HCC Insurance Holdings, Inc.	3,996	308	Alexion Pharmaceuticals, Inc.(Æ)	59,826	11,812
HCP, Inc.(ö)	4,940	191	Allergan PLC(Æ)	131,002	43,381
Hospitality Properties Trust(ö)	14,950	410	AmerisourceBergen Corp. Class A	103,737	10,970
Intercontinental Exchange, Inc.	68,600	15,644	Amgen, Inc.	88,282	15,590
Jack Henry & Associates, Inc.	3,317	232	Anthem, Inc.	63,033	9,724
Jones Lang LaSalle, Inc.	33,015	5,878	Becton Dickinson and Co.	11,674	1,776
JPMorgan Chase & Co.	740,531	50,749	Biogen, Inc.(Æ)	46,088	14,692
Lincoln National Corp.	69,542	3,917	Bio-Rad Laboratories, Inc. Class A(Æ)	690	104
Loews Corp.	407,400	15,526	Bristol-Myers Squibb Co.	244,462	16,046
Markel Corp.(Æ)	358	319	Cardinal Health, Inc.	410,941	34,922
Marsh & McLennan Cos., Inc.	81,104	4,699	Celgene Corp.(Æ)	43,278	5,680
MasterCard, Inc. Class A	375,659	36,589	Cerner Corp.(Æ)	28,516	2,045
McGraw Hill Financial, Inc.	69,751	7,097	Cigna Corp.	23,584	3,398
Mercury General Corp.	1,397	79	CR Bard, Inc.	37,079	7,292
MetLife, Inc.	15,377	857	Edwards Lifesciences Corp.(Æ)	42,216	6,424
MFA Financial, Inc.(ö)	12,710	96	Eli Lilly & Co.	128,129	10,828
Morgan Stanley	270,494	10,506	Envision Healthcare Holdings, Inc.(Æ)	97,915	4,387
New York Community Bancorp, Inc.	15,448	294	Express Scripts Holding Co.(Æ)	276,247	24,882
Northern Trust Corp.	356,195	27,245	Gilead Sciences, Inc.	338,052	39,843
NorthStar Realty Finance Corp.(ö)	56,620	906	Halyard Health, Inc.(Æ)	17,929	730
PartnerRe, Ltd.	53,466	7,269	HCA Holdings, Inc.(Æ)	82,136	7,639
PayPal Holdings, Inc.(Æ)	95,700	3,704	Hill-Rom Holdings, Inc.	55,530	3,111
Piedmont Office Realty Trust, Inc. Class A(ö)	55,878	1,018	HMS Holdings Corp.(Æ)	299,629	3,452
PNC Financial Services Group, Inc. (The)	100,480	9,865	Humana, Inc.	12,928	2,354
Post Properties, Inc.(ö)	44,501	2,534	Illumina, Inc.(Æ)	24,139	5,294
Principal Financial Group, Inc.	111,336	6,180	Intuitive Surgical, Inc.(Æ)	6,607	3,523
ProAssurance Corp.	2,148	104	Johnson & Johnson	657,856	65,924
Progressive Corp. (The)	16,109	491	Laboratory Corp. of America Holdings(Æ)	3,499	445
Prudential Financial, Inc.	102,884	9,091	McKesson Corp.	100,095	22,078
Public Storage(ö)	534	110	Medtronic PLC	650,978	51,030
Rayonier, Inc.(ö)	4,000	98	Merck & Co., Inc.	857,400	50,552
Regency Centers Corp.(ö)	41,417	2,649	Mylan NV(Æ)	155,231	8,691
Regions Financial Corp.	144,675	1,503	Neurocrine Biosciences, Inc.(Æ)	33,330	1,671
Reinsurance Group of America, Inc. Class A	68,347	6,597	Novartis AG - ADR	210,530	21,842
Senior Housing Properties Trust(ö)	6,658	115	Perrigo Co. PLC	16,264	3,126
Simon Property Group, Inc.(ö)	55,485	10,388	Pfizer, Inc.	2,124,083	76,594
Starwood Property Trust, Inc.(ö)	7,541	164	Puma Biotechnology, Inc.(Æ)	43,546	3,945
State Street Corp.	322,205	24,668	Quest Diagnostics, Inc.	19,600	1,447
SunTrust Banks, Inc.	36,574	1,622	Receptos, Inc.(Æ)	20,296	4,625
Thomson Reuters Corp.	5,866	237	St. Jude Medical, Inc.	159,250	11,756
Torchmark Corp.	6,741	415	Stryker Corp.	59,880	6,124
Total System Services, Inc.	5,257	243	Thermo Fisher Scientific, Inc.	55,927	7,803
Travelers Cos., Inc. (The)	9,209	977	United Therapeutics Corp.(Æ)	19,010	3,220
Two Harbors Investment Corp.(ö)	12,348	126	UnitedHealth Group, Inc.	167,437	20,327
US Bancorp	151,765	6,861	Valeant Pharmaceuticals International, Inc.
Validus Holdings, Ltd.	70,939	3,288	(Æ)	24,037	6,190
Ventas, Inc.(ö)	812	54	Vertex Pharmaceuticals, Inc.(Æ)	51,172	6,908

See accompanying notes which are an integral part of this quarterly report.

22 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Zimmer Biomet Holdings, Inc.	25,931	2,699	CSX Corp.	227,101	7,104
		695,848	Danaher Corp.	7,673	703
			Deere & Co.	4,409	417
Materials and Processing - 3.3%			Delta Air Lines, Inc.	499,901	22,166
Acuity Brands, Inc.	10,900	2,193	Eaton Corp. PLC	7,869	477
Air Products & Chemicals, Inc.	3,504	499	Emerson Electric Co.	2,931	152
Albemarle Corp.	3,847	208	FedEx Corp.	129,434	22,188
Alcoa, Inc.	30,291	299	Flir Systems, Inc.	7,380	227
Allegheny Technologies, Inc.	3,680	78	General Dynamics Corp.	246,642	36,777
Ashland, Inc.	12,540	1,434	General Electric Co.	1,339,933	34,972
Bemis Co., Inc.	2,054	92	Genpact, Ltd.(Æ)	10,254	228
Bombardier, Inc. Class B	704,184	878	Honeywell International, Inc.	462,740	48,611
Cabot Corp.	2,538	89	Huntington Ingalls Industries, Inc.	22,830	2,681
CF Industries Holdings, Inc.	52,780	3,125	JB Hunt Transport Services, Inc.	78,318	6,588
CRH PLC - ADR	545,800	16,216	JetBlue Airways Corp.(Æ)	85,830	1,972
Crown Holdings, Inc.(Æ)	64,514	3,323	L-3 Communications Holdings, Inc.	48,600	5,611
Domtar Corp.	3,142	128	Lexmark International, Inc. Class A	25,387	863
Dow Chemical Co. (The)	22,021	1,036	Lincoln Electric Holdings, Inc.	47,703	2,888
Eastman Chemical Co.	2,870	225	Lockheed Martin Corp.	55,733	11,542
Ecolab, Inc.	57,121	6,615	National Instruments Corp.	7,927	230
EI du Pont de Nemours & Co.	7,123	397	Norfolk Southern Corp.	123,828	10,442
Fastenal Co.	64,154	2,685	Northrop Grumman Corp.	82,026	14,191
Freeport-McMoRan, Inc.	24,472	288	Paychex, Inc.	137,103	6,362
Huntsman Corp.	145,720	2,769	Pentair PLC	230,950	14,044
International Flavors & Fragrances, Inc.	528	61	Raytheon Co.	228,903	24,971
International Paper Co.	155,000	7,420	Republic Services, Inc. Class A	8,142	346
LyondellBasell Industries NV Class A	47,398	4,447	Rockwell Collins, Inc.	68,300	5,780
Monsanto Co.	226,586	23,087	RR Donnelley & Sons Co.	11,410	200
Mosaic Co. (The)	356,517	15,309	Snap-on, Inc.	56,150	9,254
Newmont Mining Corp.	14,998	257	Southwest Airlines Co.	497,190	17,998
Nucor Corp.	8,228	363	Spirit AeroSystems Holdings, Inc. Class A(Æ)	56,890	3,203
Packaging Corp. of America	45,151	3,196	Stanley Black & Decker, Inc.	113,500	11,973
PPG Industries, Inc.	187,851	20,359	Terex Corp.	48,384	1,072
Praxair, Inc.	1,478	169	Textron, Inc.	194,401	8,495
Precision Castparts Corp.	41,062	8,004	Trinity Industries, Inc.	42,300	1,238
Reliance Steel & Aluminum Co.	2,535	154	Triumph Group, Inc.	24,400	1,314
Rio Tinto PLC - ADR	98,600	3,808	Union Pacific Corp.	148,146	14,458
Sherwin-Williams Co. (The)	17,800	4,944	United Continental Holdings, Inc.(Æ)	195,388	11,018
Sigma-Aldrich Corp.	443	62	United Parcel Service, Inc. Class B	23,861	2,442
Sonoco Products Co.	3,509	145	United Technologies Corp.	112,789	11,314
Southern Copper Corp.	2,114	59	Verisk Analytics, Inc. Class A(Æ)	77,300	6,038
Steel Dynamics, Inc.	5,745	115	Wabtec Corp.	37,180	3,762
United States Steel Corp.	4,359	85	Waste Management, Inc.	6,891	352
Westlake Chemical Corp.	30,712	1,919	Waters Corp.(Æ)	6,974	931
WestRock Co.	32,387	2,042	Xerox Corp.	48,564	535
		138,582	Xylem, Inc.	150,983	5,213
					476,390
Producer Durables - 11.4%
3M Co.	26,901	4,071	Technology - 15.5%
Accenture PLC Class A	124,578	12,845	Adobe Systems, Inc.(Æ)	70,913	5,814
Aegean Marine Petroleum Network, Inc.	85,019	929	Akamai Technologies, Inc.(Æ)	3,131	240
Alaska Air Group, Inc.	59,810	4,531	Amdocs, Ltd.	8,047	472
Allegiant Travel Co. Class A	4,910	1,045	Amphenol Corp. Class A	4,457	251
American Airlines Group, Inc.	31,900	1,279	Analog Devices, Inc.	3,929	229
Automatic Data Processing, Inc.	105,492	8,415	Ansys, Inc.(Æ)	2,493	235
Boeing Co. (The)	261,714	37,731	Apple, Inc.	1,016,064	123,249
Caterpillar, Inc.	8,120	639	Arista Networks, Inc.(Æ)	19,232	1,625
Cintas Corp.	56,320	4,815	Arrow Electronics, Inc.(Æ)	55,052	3,201
CoStar Group, Inc.(Æ)	33,520	6,747	Aspen Technology, Inc.(Æ)	25,980	1,153

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 23

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Avago Technologies, Ltd. Class A	53,563	6,703	Synopsys, Inc.(Æ)	159,981	8,133
Avnet, Inc.	79,629	3,323	Tableau Software, Inc. Class A(Æ)	43,490	4,555
Black Knight Financial Services, Inc. Class			Tech Data Corp.(Æ)	13,820	806
A(Æ)	8,823	287	Teradata Corp.(Æ)	6,234	231
Broadcom Corp. Class A	9,638	488	Teradyne, Inc.	14,819	285
Brocade Communications Systems, Inc.	195,410	2,005	Texas Instruments, Inc.	18,726	936
CA, Inc.	30,120	878	VeriSign, Inc.(Æ)	44,660	3,168
Cadence Design Systems, Inc.(Æ)	11,461	240	VMware, Inc. Class A(Æ)	29,206	2,603
Ciena Corp.(Æ)	27,200	692	Vodafone Group PLC - ADR	433,422	16,375
Cisco Systems, Inc.	820,512	23,319	Western Digital Corp.	12,302	1,059
Citrix Systems, Inc.(Æ)	42,250	3,195	Xilinx, Inc.	5,303	221
Cognizant Technology Solutions Corp. Class			Yahoo!, Inc.(Æ)	21,204	778
A(Æ)	61,853	3,903	Yelp, Inc. Class A(Æ)	191,340	5,051
Computer Sciences Corp.	8,213	537	Zynga, Inc. Class A(Æ)	299,330	742
Corning, Inc.	50,760	948			649,904
Cree, Inc.(Æ)	10,532	260
Dolby Laboratories, Inc. Class A	6,900	243	Utilities - 3.7%
DST Systems, Inc.	30,274	3,304	AES Corp.	230,650	2,952
EchoStar Corp. Class A(Æ)	5,710	265	Alliant Energy Corp.	3,854	237
Electronic Arts, Inc.(Æ)	47,170	3,375	Ameren Corp.	7,326	301
EMC Corp.	692,810	18,630	American Electric Power Co., Inc.	78,627	4,448
F5 Networks, Inc.(Æ)	50,528	6,778	American Water Works Co., Inc.	4,008	208
Facebook, Inc. Class A(Æ)	491,154	46,173	AT&T, Inc.	1,095,009	38,041
FireEye, Inc.(Æ)	105,099	4,676	Atmos Energy Corp.	1,428	79
Gartner, Inc.(Æ)	2,617	232	Calpine Corp.(Æ)	53,070	971
Google, Inc. Class C(Æ)	122,286	77,788	CenterPoint Energy, Inc.	5,709	110
Groupon, Inc. Class A(Æ)	233,720	1,127	CenturyLink, Inc.	8,878	254
Hewlett-Packard Co.	236,218	7,209	CMS Energy Corp.	5,452	187
IAC/InterActiveCorp	26,700	2,063	Consolidated Edison, Inc.	8,082	514
Ingram Micro, Inc. Class A(Æ)	10,593	288	Dominion Resources, Inc.	9,016	647
Intel Corp.	1,460,261	42,275	DTE Energy Co.	7,157	576
International Business Machines Corp.	103,181	16,714	Duke Energy Corp.	19,854	1,474
Intuit, Inc.	103,489	10,946	Edison International	10,307	619
IPG Photonics Corp.(Æ)	2,646	244	Entergy Corp.	258,898	18,387
Jabil Circuit, Inc.	168,370	3,410	Eversource Energy	8,572	426
Juniper Networks, Inc.	70,530	2,004	Exelon Corp.	29,888	959
King Digital Entertainment PLC	13,921	216	FirstEnergy Corp.	15,647	531
Lam Research Corp.	63,830	4,907	Great Plains Energy, Inc.	2,687	70
Linear Technology Corp.	5,392	221	Hawaiian Electric Industries, Inc.	3,061	92
Marvell Technology Group, Ltd.	27,832	346	NextEra Energy, Inc.	153,056	16,102
MercadoLibre, Inc.	40,245	5,260	NiSource, Inc.	54,366	949
Micron Technology, Inc.(Æ)	114,929	2,127	OGE Energy Corp.	6,760	201
Microsoft Corp.	1,252,535	58,493	ONE Gas, Inc.	69,456	3,128
MicroStrategy, Inc. Class A(Æ)	3,687	752	Pepco Holdings, Inc.	6,328	169
NCR Corp.(Æ)	10,693	295	PG&E Corp.	18,382	965
NetApp, Inc.	106,975	3,332	Pinnacle West Capital Corp.	4,527	279
NXP Semiconductors NV(Æ)	89,623	8,693	PPL Corp.	131,260	4,175
ON Semiconductor Corp.(Æ)	120,760	1,282	Public Service Enterprise Group, Inc.	13,424	559
Oracle Corp.	943,713	37,692	SCANA Corp.	4,313	236
Palo Alto Networks, Inc.(Æ)	40,141	7,459	Sempra Energy	3,719	379
PMC-Sierra, Inc.(Æ)	23,900	163	Southern Co.	27,820	1,244
QUALCOMM, Inc.	80,104	5,158	Sprint Corp.(Æ)	24,234	82
Rackspace Hosting, Inc.(Æ)	272,777	9,283	Talen Energy Corp.(Æ)	14,282	225
Salesforce.com, Inc.(Æ)	101,973	7,475	TECO Energy, Inc.	7,286	161
SanDisk Corp.	8,204	495	Telephone & Data Systems, Inc.	19,050	560
ServiceNow, Inc.(Æ)	69,614	5,604	T-Mobile US, Inc.(Æ)	4,383	178
SolarWinds, Inc.(Æ)	32,443	1,294	Vectren Corp.	2,825	119
Splunk, Inc.(Æ)	61,758	4,319	Verizon Communications, Inc.	1,082,120	50,632
Symantec Corp.	400,366	9,104	WEC Energy Group, Inc.	9,248	453

See accompanying notes which are an integral part of this quarterly report.

24 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Westar Energy, Inc. Class A	3,703	140		Pembina Pipeline Corp.	(62,410)	(1,816)
Xcel Energy, Inc.	13,757	477
		153,496
				Total Securities Sold Short
Total Common Stocks				(proceeds $38,650)		(36,733)
(cost $3,585,920)		4,046,635
				Other Assets and Liabilities, Net
Short-Term Investments - 4.2%			-	(0.1%)		(6,344)
Russell U.S. Cash Management Fund	161,497,685(8)	161,498		Net Assets - 100.0%		4,180,750
United States Treasury Bills
0.068% due 08/13/15 (ç)(~)(§)	10,693	10,693
Zero coupon due 11/12/15 (ç)(~)(§)	5,002	5,001
Total Short-Term Investments
(cost $177,189)		177,192

Total Investments 101.0%
(identified cost $3,763,109)		4,223,827

Securities Sold Short - (0.9)%
Consumer Discretionary - (0.1)%
DreamWorks Animation SKG, Inc. Class
A(Æ)	(68,700)	(1,656)
GoPro, Inc. Class A(Æ)	(7,550)	(469)
Tesla Motors, Inc.(Æ)	(4,100)	(1,091)
		(3,216)
Energy - (0.2)%
Cheniere Energy, Inc.(Æ)	(2,350)	(162)
Golar LNG, Ltd.(Æ)	(64,600)	(2,782)
Kinder Morgan, Inc.	(72,700)	(2,518)
SolarCity Corp.(Æ)	(19,370)	(1,124)
SunPower Corp. Class A(Æ)	(78,530)	(2,123)
		(8,709)
Financial Services - (0.3)%
Bank of the Ozarks, Inc.	(62,510)	(2,758)
LendingClub Corp.(Æ)	(74,220)	(1,077)
Mercury General Corp.	(5,850)	(330)
Nationstar Mortgage Holdings, Inc.(Æ)	(76,600)	(1,421)
TFS Financial Corp.	(160,750)	(2,710)
United Bankshares, Inc.	(27,120)	(1,099)
Western Alliance Bancorp(Æ)	(28,890)	(978)
Zillow Group, Inc. Class A(Æ)	(24,980)	(2,036)
		(12,409)
Health Care – (0.0%)
Acadia Healthcare Co., Inc.(Æ)	(13,880)	(1,107)

Producer Durables - (0.1)%
Colfax Corp.(Æ)	(57,470)	(2,192)
XPO Logistics, Inc.(Æ)	(14,780)	(641)
		(2,833)
Technology - (0.2)%
Arista Networks, Inc.(Æ)	(13,440)	(1,135)
NetSuite, Inc.(Æ)	(11,040)	(1,091)
Palo Alto Networks, Inc.(Æ)	(6,100)	(1,134)
Stratasys, Ltd.(Æ)	(55,400)	(1,702)
SunEdison, Inc.(Æ)	(67,900)	(1,581)
		(6,643)
Utilities – (0.0%)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 25

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	163	USD	19,079	09/15	(63)
S&P 500 E-Mini Index Futures	1,343	USD	140,907	09/15	465
S&P E-Mini Energy Select Sector Index Futures	267	USD	18,458	09/15	(2,090)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,688)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$684,696	$—		$—	$684,696
Consumer Staples	237,602	—		—	237,602
Energy	245,868	—		—	245,868
Financial Services	764,249	—		—	764,249
Health Care	695,848	—		—	695,848
Materials and Processing	138,582	—		—	138,582
Producer Durables	476,390	—		—	476,390
Technology	649,904	—		—	649,904
Utilities	153,496	—		—	153,496
Short-Term Investments	—	177,192		—	177,192
Total Investments	4,046,635	177,192		—	4,223,827
Securities Sold Short**	(36,733)	—		—	(36,733)

Other Financial Instruments
Futures Contracts	(1,688)	—		—	(1,688)
Total Other Financial Instruments*	$(1,688)	$—		$—	$(1,688)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.3%			Kroger Co. (The)	33,000	1,295
Consumer Discretionary - 15.9%			Mondelez International, Inc. Class A	58,631	2,646
21st Century Fox, Inc.(Æ)	4,300	148	PepsiCo, Inc.	8,500	819
Amazon.com, Inc.(Æ)	9,569	5,130	Procter & Gamble Co. (The)	39,210	3,008
AutoZone, Inc.(Æ)	300	210	Sysco Corp.	30,480	1,107
Carnival Corp.	11,800	629	Whole Foods Market, Inc.	49,325	1,795
CBS Corp. Class B	4,235	226			18,866
Comcast Corp. Class A(Æ)	83,710	5,224
Costco Wholesale Corp.	2,220	323	Energy – 7.0%
Darden Restaurants, Inc.	5,370	396	Antero Resources Corp.(Æ)	1,400	39
Delphi Automotive PLC	1,200	94	Cabot Oil & Gas Corp.	11,600	303
DISH Network Corp. Class A(Æ)	1,600	103	Chevron Corp.	60,575	5,359
Domino's Pizza, Inc.	230	26	ConocoPhillips	54,956	2,766
Estee Lauder Cos., Inc. (The) Class A	9,652	860	Core Laboratories NV	10,946	1,200
Ford Motor Co.	61,300	909	EOG Resources, Inc.	37,216	2,872
General Motors Co.	29,000	914	EP Energy Corp. Class A(Æ)	4,600	39
Grupo Televisa SAB - ADR	26,760	933	Exxon Mobil Corp.	58,206	4,612
Hilton Worldwide Holdings, Inc.(Æ)	50,118	1,346	Hess Corp.	37,949	2,239
Home Depot, Inc.	500	59	HollyFrontier Corp.	1,600	77
John Wiley & Sons, Inc. Class A(Æ)	1,600	85	Noble Energy, Inc.	47,381	1,669
Johnson Controls, Inc.	39,460	1,798	Occidental Petroleum Corp.	46,300	3,251
Kohl's Corp.	17,000	1,042	Phillips 66(Æ)	5,700	453
L Brands, Inc.	10,590	855	Schlumberger, Ltd.	59,332	4,914
Las Vegas Sands Corp.	46,210	2,590	Valero Energy Corp.	17,700	1,161
Lear Corp.	1,200	125			30,954
Liberty Media Corp.(Æ)	37,050	1,397
Lowe's Cos., Inc.	38,510	2,671	Financial Services - 20.6%
Marriott International, Inc. Class A	2,500	182	ACE, Ltd.	5,130	558
Netflix, Inc.(Æ)	5,936	679	Aflac, Inc.	3,900	250
News Corp. Class A(Æ)	20,200	298	Ally Financial, Inc.(Æ)	63,840	1,454
Nike, Inc. Class B	20,297	2,338	American Express Co.	74,340	5,655
NVR, Inc.(Æ)	68	101	American Tower Corp. Class A(ö)	12,550	1,194
Omnicom Group, Inc.	40,440	2,954	Ameriprise Financial, Inc.	20,782	2,612
Priceline Group, Inc. (The)(Æ)	2,152	2,676	Aon PLC	46,799	4,716
Ralph Lauren Corp. Class A	15,266	1,922	Arch Capital Group, Ltd.(Æ)	2,000	143
Ross Stores, Inc.	12,280	653	Bank of America Corp.	118,200	2,113
Royal Caribbean Cruises, Ltd.	16,032	1,441	Bank of New York Mellon Corp. (The)	19,800	859
Starbucks Corp.	71,446	4,139	Berkshire Hathaway, Inc. Class B(Æ)	2,220	317
Target Corp.	23,601	1,932	BlackRock, Inc. Class A	10,145	3,412
Time Warner, Inc.	16,500	1,453	Capital One Financial Corp.	18,323	1,490
TJX Cos., Inc.	12,210	853	Citigroup, Inc.	98,235	5,743
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,002	1,329	Citizens Financial Group, Inc.	5,800	151
Under Armour, Inc. Class A(Æ)	8,948	889	Comerica, Inc.	5,300	251
Urban Outfitters, Inc.(Æ)	3,896	127	Crown Castle International Corp.(ö)	49,395	4,046
Viacom, Inc. Class B	97,855	5,577	Discover Financial Services	18,400	1,027
Wal-Mart Stores, Inc.	43,742	3,149	E*Trade Financial Corp.(Æ)	3,200	91
Walt Disney Co. (The)	48,316	5,798	Equinix, Inc.(ö)	6,963	1,942
Whirlpool Corp.	20,410	3,626	FactSet Research Systems, Inc.	3,110	515
Yum! Brands, Inc.	8,500	746	Fidelity National Information Services, Inc.	9,000	589
		70,955	FleetCor Technologies, Inc.(Æ)	5,400	836
			Franklin Resources, Inc.	35,800	1,631
Consumer Staples - 4.2%			Global Payments, Inc.	2,400	269
Altria Group, Inc.	23,400	1,272	Goldman Sachs Group, Inc. (The)	14,460	2,965
Archer-Daniels-Midland Co.	9,100	432	Intercontinental Exchange, Inc.	11,840	2,700
Bunge, Ltd.	2,330	186	JPMorgan Chase & Co.	28,385	1,945
Coca-Cola Co. (The)	42,900	1,762	Lincoln National Corp.	3,200	180
Colgate-Palmolive Co.	27,940	1,900	Marsh & McLennan Cos., Inc.	3,900	226
Constellation Brands, Inc. Class A	7,081	850	MasterCard, Inc. Class A	33,734	3,285
Hershey Co. (The)	19,308	1,794	McGraw Hill Financial, Inc.	13,336	1,357

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 27

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MetLife, Inc.	35,635	1,986	EI du Pont de Nemours & Co.	10,300	574
Moody's Corp.	3,260	360	Monsanto Co.	49,020	4,996
Morgan Stanley	82,862	3,218	Mosaic Co. (The)	54,290	2,331
Northern Trust Corp.	56,899	4,352	PPG Industries, Inc.	26,666	2,890
PayPal Holdings, Inc.(Æ)	11,300	437	Precision Castparts Corp.	7,095	1,383
PNC Financial Services Group, Inc. (The)	14,060	1,380	Sherwin-Williams Co. (The)	570	158
Progressive Corp. (The)	2,100	64	WestRock Co.	22,442	1,415
Prudential Financial, Inc.	11,090	980			17,362
Santander Consumer Holdings, Inc.(Æ)	8,100	196
State Street Corp.	27,210	2,083	Producer Durables - 9.6%
SunTrust Banks, Inc.	6,400	284	Accenture PLC Class A	11,910	1,228
T Rowe Price Group, Inc.	21,935	1,692	Alaska Air Group, Inc.	1,900	144
Travelers Cos., Inc. (The)	17,220	1,828	Allegiant Travel Co. Class A	500	106
US Bancorp	93,960	4,248	Automatic Data Processing, Inc.	36,795	2,935
Visa, Inc. Class A	80,268	6,048	Boeing Co. (The)	33,800	4,873
Voya Financial, Inc.	22,500	1,056	CSX Corp.	65,980	2,063
Wells Fargo & Co.	121,315	7,021	Delta Air Lines, Inc.	76,108	3,374
		91,755	FedEx Corp.	13,280	2,277
			General Electric Co.	274,975	7,178
Health Care - 16.2%			Honeywell International, Inc.	38,860	4,082
AbbVie, Inc.	13,500	945	L-3 Communications Holdings, Inc.	1,730	200
Agilent Technologies, Inc.	59,804	2,449	Lockheed Martin Corp.	5,440	1,127
Alexion Pharmaceuticals, Inc.(Æ)	2,801	553	Norfolk Southern Corp.	5,500	464
Allergan PLC(Æ)	18,408	6,095	Northrop Grumman Corp.	6,660	1,152
AmerisourceBergen Corp. Class A	12,584	1,330	Paychex, Inc.	15,500	719
Amgen, Inc.	24,190	4,272	Pentair PLC	39,860	2,424
Anthem, Inc.	6,950	1,072	Raytheon Co.	9,870	1,077
Baxalta, Inc.(Æ)	36,393	1,195	Rockwell Collins, Inc.	8,700	736
Becton Dickinson and Co.	1,070	163	Southwest Airlines Co.	13,000	471
Biogen, Inc.(Æ)	4,670	1,489	Textron, Inc.	5,900	258
Bristol-Myers Squibb Co.	45,072	2,958	Tyco International PLC	14,510	551
Cardinal Health, Inc.	13,200	1,122	Union Pacific Corp.	12,600	1,230
Celgene Corp.(Æ)	500	66	United Continental Holdings, Inc.(Æ)	20,967	1,182
Cerner Corp.(Æ)	35,470	2,544	United Parcel Service, Inc. Class B	12,280	1,257
Cigna Corp.	15,473	2,229	Verisk Analytics, Inc. Class A(Æ)	17,530	1,369
Edwards Lifesciences Corp.(Æ)	6,940	1,056	Wabtec Corp.	2,500	253
Eli Lilly & Co.	15,170	1,282	Waters Corp.(Æ)	880	117
Express Scripts Holding Co.(Æ)	40,700	3,666			42,847
Gilead Sciences, Inc.	34,846	4,107
Illumina, Inc.(Æ)	3,480	763	Technology - 15.4%
Intuitive Surgical, Inc.(Æ)	967	516	Apple, Inc.	58,992	7,155
Johnson & Johnson	59,035	5,916	ARM Holdings PLC - ADR	38,630	1,817
McKesson Corp.	12,738	2,810	Arrow Electronics, Inc.(Æ)	1,720	100
Medtronic PLC	51,694	4,051	Autodesk, Inc.(Æ)	2,300	116
Merck & Co., Inc.	59,355	3,500	Avago Technologies, Ltd. Class A	2,846	356
Mylan NV(Æ)	8,156	457	Avnet, Inc.	3,600	150
Novartis AG - ADR	36,360	3,772	Cisco Systems, Inc.	80,565	2,290
Pfizer, Inc.	179,507	6,473	Cognizant Technology Solutions Corp. Class
Regeneron Pharmaceuticals, Inc.(Æ)	2,514	1,392	A(Æ)	10,000	631
Sanofi - ADR	23,767	1,283	Electronic Arts, Inc.(Æ)	9,750	698
Stryker Corp.	7,290	746	EMC Corp.	254,756	6,851
UnitedHealth Group, Inc.	15,370	1,866	F5 Networks, Inc.(Æ)	590	79
		72,138	Facebook, Inc. Class A(Æ)	20,180	1,897
			Google, Inc. Class C(Æ)	9,639	6,029
Materials and Processing - 3.9%			Hewlett-Packard Co.	18,600	568
Airgas, Inc.	5,735	585	Intel Corp.	110,727	3,205
Chemours Co. (The)	2,060	22	Intuit, Inc.	8,610	911
Dow Chemical Co. (The)	14,900	701	Juniper Networks, Inc.	59,100	1,680
Ecolab, Inc.	19,920	2,307	Lam Research Corp.	9,239	710

See accompanying notes which are an integral part of this quarterly report.

28 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
LinkedIn Corp. Class A(Æ)	7,221		1,468
Maxim Integrated Products, Inc.	39,980		1,361
Microsoft Corp.	99,108		4,628
NetApp, Inc.	10,500		327
NXP Semiconductors NV(Æ)	12,949		1,256
Oracle Corp.	191,176		7,636
Palo Alto Networks, Inc.(Æ)	3,824		711
PMC-Sierra, Inc.(Æ)	4,000		27
Red Hat, Inc.(Æ)	22,415		1,773
Salesforce.com, Inc.(Æ)	16,540		1,212
SanDisk Corp.	38,411		2,316
SAP SE - ADR	26,705		1,914
ServiceNow, Inc.(Æ)	10,057		810
Splunk, Inc.(Æ)	8,915		624
Symantec Corp.	36,300		825
Synopsys, Inc.(Æ)	10,190		518
Tableau Software, Inc. Class A(Æ)	6,285		658
Texas Instruments, Inc.	44,840		2,241
VMware, Inc. Class A(Æ)	2,700		241
Vodafone Group PLC - ADR	74,793		2,826
Workday, Inc. Class A(Æ)	700		59
Zynga, Inc. Class A(Æ)	28,500		71
			68,745

Utilities - 2.5%
American Electric Power Co., Inc.	2,100		119
AT&T, Inc.	36,410		1,265
Edison International	31,408		1,885
Exelon Corp.	64,105		2,056
NextEra Energy, Inc.	22,169		2,332
Sempra Energy	950		97
Verizon Communications, Inc.	72,085		3,373
			11,127

Total Common Stocks
(cost $366,307)			424,749

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	21,378,112	(8)	21,378
Total Short-Term Investments
(cost $21,378)			21,378

Total Investments 100.1%
(identified cost $387,685)			446,127

Other Assets and Liabilities, Net
- (0.1%)			(231)
Net Assets - 100.0%			445,896

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 29

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-mini Index Futures	138	USD	14,479	09/15	49
S&P E-Mini Consumer Staples Select Sector Index Futures	69	USD	3,471	09/15	144
S&P E-Mini Energy Select Sector Index Futures	68	USD	4,701	09/15	(552)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(359)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$70,955	$—		$—	$70,955
Consumer Staples	18,866	—		—	18,866
Energy	30,954	—		—	30,954
Financial Services	91,755	—		—	91,755
Health Care	72,138	—		—	72,138
Materials and Processing	17,362	—		—	17,362
Producer Durables	42,847	—		—	42,847
Technology	68,745	—		—	68,745
Utilities	11,127	—		—	11,127
Short-Term Investments	—	21,378		—	21,378
Total Investments	424,749	21,378		—	446,127

Other Financial Instruments
Futures Contracts	(359)	—		—	(359)
Total Other Financial Instruments*	$(359)	$—		$—	$(359)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

30 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.4%			Norwegian Cruise Line Holdings, Ltd.(Æ)	13,181	823
Consumer Discretionary - 15.1%			Nu Skin Enterprises, Inc. Class A	315	12
Aaron's, Inc. Class A	9,011	333	NVR, Inc.(Æ)	131	195
Advance Auto Parts, Inc.	237	41	O'Reilly Automotive, Inc.(Æ)	12,329	2,963
AMC Networks, Inc. Class A(Æ)	2,225	187	Penske Automotive Group, Inc.	92	5
American Eagle Outfitters, Inc.	424	8	Priceline Group, Inc. (The)(Æ)	1,189	1,479
Aramark	191	6	PVH Corp.	5,606	651
AutoZone, Inc.(Æ)	842	590	Ralph Lauren Corp. Class A	10,100	1,271
Best Buy Co., Inc.	10,200	329	Ross Stores, Inc.	12,470	663
BorgWarner, Inc.	197	10	Royal Caribbean Cruises, Ltd.	8,066	725
Brunswick Corp.	135	7	Service Corp. International	970	30
Cable One, Inc.(Æ)	259	108	ServiceMaster Global Holdings, Inc.(Æ)	911	35
CarMax, Inc.(Æ)	28,857	1,862	Signet Jewelers, Ltd.	179	22
Carter's, Inc.	15,231	1,545	Six Flags Entertainment Corp.	89	4
Charter Communications, Inc. Class A(Æ)	78	15	Skechers U.S.A., Inc. Class A(Æ)	2,131	321
Chipotle Mexican Grill, Inc. Class A(Æ)	674	500	Sonic Corp.	726	22
Choice Hotels International, Inc.	5,000	253	Staples, Inc.	17,596	259
Cinemark Holdings, Inc.	9,463	373	Star Buffet, Inc.(Æ)	846	34
Coach, Inc.	1,261	39	Starwood Hotels & Resorts Worldwide, Inc.	115	9
Coty, Inc. Class A(Æ)	267	7	Texas Roadhouse, Inc. Class A	3,720	147
Cracker Barrel Old Country Store, Inc.(Ñ)	1,775	270	Thor Industries, Inc.	363	20
Darden Restaurants, Inc.	13,090	966	Toll Brothers, Inc.(Æ)	6,734	262
Dick's Sporting Goods, Inc.	14,887	759	Tractor Supply Co.	56	5
Discovery Communications, Inc. Class A(Æ)	312	10	TripAdvisor, Inc.(Æ)	19,175	1,522
Discovery Communications, Inc. Class C(Æ)	333	10	Under Armour, Inc. Class A(Æ)	68	7
DISH Network Corp. Class A(Æ)	7,945	513	Viacom, Inc. Class B	27,014	1,540
Dollar Tree, Inc.(Æ)	3,135	245	Wendy's Co. (The)	2,167	22
Domino's Pizza, Inc.	3,940	449	Whirlpool Corp.	4,453	791
Dunkin' Brands Group, Inc.(Ñ)	7,101	383	Wyndham Worldwide Corp.	8,513	702
Expedia, Inc.	305	37			32,739
Express, Inc.(Æ)	5,132	98
Federal-Mogul Holdings Corp.(Æ)	2,800	31	Consumer Staples - 2.2%
Foot Locker, Inc.	3,279	231	Bunge, Ltd.	12,670	1,012
Gap, Inc. (The)	2,371	86	Campbell Soup Co.	408	20
GoPro, Inc. Class A(Æ)	457	28	Casey's General Stores, Inc.	1,310	134
Graham Holdings Co. Class B	259	179	Church & Dwight Co., Inc.	3,125	270
H&R Block, Inc.	385	13	Clorox Co. (The)	2,544	285
Hanesbrands, Inc.	1,492	46	Coca-Cola Enterprises, Inc.	157	8
Harley-Davidson, Inc.	160	9	ConAgra Foods, Inc.	607	27
Harman International Industries, Inc.	161	17	Constellation Brands, Inc. Class A	262	31
Hilton Worldwide Holdings, Inc.(Æ)	12,700	341	Dr Pepper Snapple Group, Inc.	3,601	289
Hyatt Hotels Corp. Class A(Æ)	8,017	448	Edgewell Personal Care Co.	62	6
International Game Technology PLC(Æ)	264	5	Flowers Foods, Inc.	786	17
Interpublic Group of Cos., Inc. (The)	17,800	379	GNC Holdings, Inc. Class A	112	5
Jarden Corp.(Æ)	199	11	Herbalife, Ltd.(Æ)	215	11
John Wiley & Sons, Inc. Class A(Æ)	7,300	387	Hershey Co. (The)	56	5
L Brands, Inc.	6,393	516	Hormel Foods Corp.	386	23
Lear Corp.	4,780	497	Ingredion, Inc.	258	23
Liberty Media Corp. Class A(Æ)	17,900	677	Keurig Green Mountain, Inc.	193	14
Lions Gate Entertainment Corp.	420	16	Kroger Co. (The)	15,658	614
Live Nation Entertainment, Inc.(Æ)	52,433	1,375	McCormick & Co., Inc.	2,453	201
LKQ Corp.(Æ)	51,195	1,611	Mead Johnson Nutrition Co. Class A	97	8
lululemon athletica, Inc.(Æ)	145	9	Molson Coors Brewing Co. Class B	296	21
Marriott International, Inc. Class A	2,500	182	Monster Beverage Corp.(Æ)	545	84
MGM Resorts International(Æ)	1,115	22	Pilgrim's Pride Corp.	1,565	34
Michael Kors Holdings, Ltd.(Æ)	2,756	116	Pinnacle Foods, Inc.	9,298	418
Mohawk Industries, Inc.(Æ)	72	15	Sprouts Farmers Market, Inc.(Æ)	3,269	80
News Corp. Class A(Æ)	55,700	820	Sysco Corp.	27,807	1,010
Nielsen NV	3,681	178	WhiteWave Foods Co. (The) Class A(Æ)	576	30

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 31

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Whole Foods Market, Inc.	238	9	Axis Capital Holdings, Ltd.	7,617	438
		4,689	BankUnited, Inc.	17,600	643
			Boston Properties, Inc.(ö)	7,360	907
Energy - 6.4%			Brixmor Property Group, Inc.(ö)	35,990	881
Antero Resources Corp.(Æ)(Ñ)	8,888	245	CBOE Holdings, Inc.	1,133	70
Cabot Oil & Gas Corp.	36,482	954	Chimera Investment Corp.(ö)	21,100	300
California Resources Corp.	7,100	30	Citizens Financial Group, Inc.	30,100	785
Cameron International Corp.(Æ)	4,199	212	CNA Financial Corp.	510	20
Concho Resources, Inc.(Æ)	2,699	288	Columbia Property Trust, Inc.(ö)	24,700	597
Continental Resources, Inc.(Æ)	574	19	Comerica, Inc.	33,515	1,590
CVR Energy, Inc.	106	4	CoreLogic, Inc.(Æ)	4,900	193
Denbury Resources, Inc.	5,407	21	Corporate Office Properties Trust(ö)	18,600	430
Diamondback Energy, Inc.(Æ)	319	22	Crown Castle International Corp.(ö)	19,200	1,573
EP Energy Corp. Class A(Æ)	2,700	23	Cullen/Frost Bankers, Inc.	9,300	674
EQT Corp.	5,828	448	Discover Financial Services	9,100	508
FMC Technologies, Inc.(Æ)	30,074	985	Douglas Emmett, Inc.(ö)	16,300	478
Frank's International	13,800	223	Dun & Bradstreet Corp. (The)	5,390	673
Gulfport Energy Corp.(Æ)	6,699	219	E*Trade Financial Corp.(Æ)	22,300	634
Hess Corp.	21,300	1,257	East West Bancorp, Inc.	6,000	269
HollyFrontier Corp.	18,400	888	Endurance Specialty Holdings, Ltd.	11,951	830
Hubbell, Inc. Class B(Æ)	4,200	439	Equifax, Inc.	600	61
Kosmos Energy, Ltd.(Æ)	14,424	104	Equinix, Inc.(ö)	1,620	452
Marathon Oil Corp.	3,100	65	Everest Re Group, Ltd.	5,824	1,067
Newfield Exploration Co.(Æ)	700	23	FactSet Research Systems, Inc.	13,008	2,155
NextEra Energy Partners, LP(Ñ)	26,250	937	Fidelity National Information Services, Inc.	8,700	569
Noble Energy, Inc.	49,800	1,754	Fifth Third Bancorp	1,518	32
Patterson-UTI Energy, Inc.	76,400	1,259	First Republic Bank	2,400	153
PBF Energy, Inc. Class A	12,200	385	Gaming and Leisure Properties, Inc.(ö)	4,900	160
Phillips 66(Æ)	1,900	151	General Growth Properties, Inc.(ö)	26,600	722
Pioneer Natural Resources Co.	10,130	1,284	Global Payments, Inc.	4,040	453
QEP Resources, Inc.	7,800	108	Hanover Insurance Group, Inc. (The)	286	23
Range Resources Corp.	231	9	Hartford Financial Services Group, Inc.	21,300	1,013
Rice Energy, Inc.(Æ)(Ñ)	11,456	207	HCP, Inc.(ö)	6,514	252
Rowan Cos. PLC Class A	10,987	189	Health Care REIT, Inc.(ö)	1,957	136
Seadrill, Ltd.(Ñ)	7,933	71	HFF, Inc. Class A	1,300	60
Targa Resources Corp.	586	52	Host Hotels & Resorts, Inc.(ö)	21,500	417
Tesoro Corp.	4,140	403	Intercontinental Exchange, Inc.	2,180	497
Valero Energy Corp.	4,500	295	Invesco, Ltd.	63,300	2,443
World Fuel Services Corp.	6,700	272	Jack Henry & Associates, Inc.	16,925	1,182
WPX Energy, Inc.(Æ)	5,800	51	Kilroy Realty Corp.(ö)	5,800	411
		13,896	Kimco Realty Corp.(ö)	23,500	581
			Lazard, Ltd. Class A	20,900	1,158
Financial Services - 26.0%			Legg Mason, Inc.	5,800	286
Allied World Assurance Co. Holdings	5,082	215	Lincoln National Corp.	16,500	929
Allstate Corp. (The)	19,900	1,372	M&T Bank Corp.	6,644	871
Ally Financial, Inc.(Æ)	31,623	720	Macerich Co. (The)(ö)	4,600	364
American Equity Investment Life Holding			Markel Corp.(Æ)	291	259
Co.	5,100	151	MB Financial, Inc.	21,500	733
American Homes 4 Rent Class A(ö)	13,367	221	McGraw Hill Financial, Inc.	16,255	1,654
American National Insurance Co.	1,428	153	MFA Financial, Inc.(ö)	41,500	313
American Tower Corp. Class A(ö)	1,000	95	Moody's Corp.	4,170	461
Ameriprise Financial, Inc.	19,910	2,502	Morningstar, Inc.	1,400	119
Aon PLC	5,200	524	Navient Corp.	22,400	352
Arch Capital Group, Ltd.(Æ)	12,300	878	New York Community Bancorp, Inc.(Ñ)	11,566	220
Arthur J Gallagher & Co.	21,200	1,006	Northern Trust Corp.	13,700	1,048
Aspen Insurance Holdings, Ltd.	4,965	239	NorthStar Asset Management Group, Inc.	10,448	191
Assurant, Inc.	807	60	Outfront Media, Inc.(ö)	8,600	216
Assured Guaranty, Ltd.	10,205	250	PartnerRe, Ltd.	1,874	255
AvalonBay Communities, Inc.(ö)	2,800	483	Piedmont Office Realty Trust, Inc. Class A(ö)	17,900	326

See accompanying notes which are an integral part of this quarterly report.

32 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Popular, Inc.(Æ)	3,800	116	STERIS Corp.	26,100	1,804
Principal Financial Group, Inc.	14,600	810	Stryker Corp.	3,160	323
Progressive Corp. (The)	34,800	1,061	Teleflex, Inc.	1,295	174
Prologis, Inc.(ö)	35,000	1,421	United Therapeutics Corp.(Æ)	2,309	391
Prudential Financial, Inc.	1,100	97	Zimmer Biomet Holdings, Inc.	6,160	641
Regions Financial Corp.	2,909	30	Zoetis, Inc. Class A	10,300	504
Reinsurance Group of America, Inc. Class A	239	23			22,830
RenaissanceRe Holdings, Ltd.	3,940	423
Santander Consumer Holdings, Inc.(Æ)	14,500	351	Materials and Processing - 5.3%
SL Green Realty Corp.(ö)	1,060	122	Airgas, Inc.	11,852	1,209
State Street Corp.	1,000	77	Albemarle Corp.	4,400	238
Synchrony Financial(Æ)(Ñ)	9,200	316	Ball Corp.	553	38
T Rowe Price Group, Inc.	8,300	640	Bemis Co., Inc.	2,635	117
TCF Financial Corp.	13,621	224	Eastman Chemical Co.	3,500	274
TD Ameritrade Holding Corp.	35,878	1,318	Ecolab, Inc.	9,166	1,062
TFS Financial Corp.	2,280	38	Fastenal Co.(Ñ)	21,993	921
Two Harbors Investment Corp.(ö)	20,094	205	Ingersoll-Rand PLC	14,300	878
Umpqua Holdings Corp.	76,400	1,355	International Flavors & Fragrances, Inc.	3,030	350
Unum Group	21,800	781	International Paper Co.	9,600	460
Validus Holdings, Ltd.	5,412	251	Martin Marietta Materials, Inc.	1,600	251
Voya Financial, Inc.	24,432	1,147	Mosaic Co. (The)	18,200	781
White Mountains Insurance Group, Ltd.	312	220	Precision Castparts Corp.	2,000	390
Willis Group Holdings PLC	8,300	386	Reliance Steel & Aluminum Co.	6,100	370
XL Group PLC Class A	29,600	1,125	Sherwin-Williams Co. (The)	1,360	378
		56,493	Sigma-Aldrich Corp.	1,881	263
			Silgan Holdings, Inc.	1,129	60
Health Care - 10.5%			Sonoco Products Co.	1,187	49
Agilent Technologies, Inc.	45,800	1,876	Tahoe Resources, Inc.	2,778	23
Alkermes PLC(Æ)	6,200	434	Valmont Industries, Inc.(Ñ)	2,097	233
AmerisourceBergen Corp. Class A	6,815	721	Valspar Corp.	4,100	341
Anthem, Inc.	2,260	349	Watsco, Inc.	13,357	1,713
Athenahealth, Inc.(Æ)(Ñ)	5,269	737	WestRock Co.	19,286	1,216
Baxalta, Inc.(Æ)	30,400	998			11,615
BioMarin Pharmaceutical, Inc.(Æ)	3,180	465
Bio-Techne Corp.	8,146	891	Producer Durables - 11.1%
Boston Scientific Corp.(Æ)	2,915	51	AECOM(Æ)	11,000	339
Cardinal Health, Inc.	11,382	967	AGCO Corp.	4,672	257
Centene Corp.(Æ)	9,772	685	Air Lease Corp. Class A	7,500	265
Cerner Corp.(Æ)	29,542	2,119	Alaska Air Group, Inc.(Ñ)	4,300	326
Charles River Laboratories International,			Allegiant Travel Co. Class A	340	72
Inc.(Æ)	3,500	272	Allison Transmission Holdings, Inc. Class A	5,000	146
Cigna Corp.	8,900	1,282	Automatic Data Processing, Inc.	7,700	614
Cooper Cos., Inc. (The)	4,329	766	Avery Dennison Corp.	884	54
CR Bard, Inc.	132	26	Babcock & Wilcox Enterprises, Inc.(Æ)	11,450	226
Dentsply International, Inc.	3,758	214	BWX Technologies, Inc.	16,100	395
DexCom, Inc.(Æ)	3,181	269	Cintas Corp.	332	28
Edwards Lifesciences Corp.(Æ)	3,240	493	Colfax Corp.(Æ)	5,520	211
Henry Schein, Inc.(Æ)	1,463	217	CSX Corp.	38,000	1,189
Hill-Rom Holdings, Inc.	17,800	997	Curtiss-Wright Corp.	1,449	98
IDEXX Laboratories, Inc.(Æ)	9,559	695	Delta Air Lines, Inc.	16,800	745
Laboratory Corp. of America Holdings(Æ)	2,201	280	Fluor Corp.	9,400	439
Mallinckrodt PLC(Æ)	2,010	249	Genesee & Wyoming, Inc. Class A(Æ)	3,190	227
Nektar Therapeutics(Æ)(Ñ)	4,500	57	HD Supply Holdings, Inc.(Æ)	11,600	415
Omnicare, Inc.	2,869	278	Huntington Ingalls Industries, Inc.	2,790	328
Patterson Cos., Inc.	8,415	422	IHS, Inc. Class A(Æ)	672	84
Qiagen NV(Æ)	31,180	872	ITT Corp.	11,100	422
Quest Diagnostics, Inc.	3,711	274	JetBlue Airways Corp.(Æ)	25,186	579
Quintiles Transnational Holdings, Inc.(Æ)	11,100	852	KBR, Inc.	16,800	294
Sirona Dental Systems, Inc.(Æ)	1,783	185	Kirby Corp.(Æ)	833	60

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 33

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
Amount ($) or		Value			Amount ($) or		Value
	Shares	$			Shares		$
L-3 Communications Holdings, Inc.	5,912	683		PMC-Sierra, Inc.(Æ)	33,300		227
ManpowerGroup, Inc.	7,400	670		Polycom, Inc.(Æ)	32,900		374
MSC Industrial Direct Co., Inc. Class A	3,554	253		Qorvo, Inc.(Æ)	2,846		165
Northrop Grumman Corp.	620	107		SanDisk Corp.	41,800		2,520
Orbital ATK, Inc.	11,589	822		SBA Communications Corp. Class A(Æ)	8,333		1,006
Paychex, Inc.	17,100	793		Seagate Technology PLC(Ñ)	18,600		941
Pentair PLC	4,295	261		Skyworks Solutions, Inc.	3,007		288
Republic Services, Inc. Class A	16,738	712		Symantec Corp.	41,900		953
Rockwell Automation, Inc.	8,400	981		Synopsys, Inc.(Æ)	8,400		427
Rockwell Collins, Inc.	4,400	372		Syntel, Inc.(Æ)	1,300		57
Rollins, Inc.	79,296	2,300		Tableau Software, Inc. Class A(Æ)	2,148		225
Southwest Airlines Co.	13,500	489		Ultimate Software Group, Inc.(Æ)	9,551		1,759
Spirit AeroSystems Holdings, Inc. Class A(Æ)	1,100	62		VMware, Inc. Class A(Æ)	1,200		107
Stericycle, Inc.(Æ)	20,107	2,835		Western Digital Corp.	8,950		770
Teekay Corp.	342	12		Workday, Inc. Class A(Æ)	14,588		1,230
Textron, Inc.	19,200	839		Zynga, Inc. Class A(Æ)	127,000		315
Towers Watson & Co. Class A	3,600	456					31,320
Trimble Navigation, Ltd.(Æ)	38,287	884
Triumph Group, Inc.	4,800	259		Utilities - 5.4%
Tyco International PLC	33,100	1,257		AGL Resources, Inc.	8,200		394
United Continental Holdings, Inc.(Æ)	7,700	434		Ameren Corp.	20,100		826
Verisk Analytics, Inc. Class A(Æ)	3,600	281		American Water Works Co., Inc.	8,600		447
Wabtec Corp.	4,240	429		CenturyLink, Inc.	11,800		338
Waste Connections, Inc.	107	5		CMS Energy Corp.	38,300		1,312
Xerox Corp.	3,079	34		Consolidated Edison, Inc.	7,000		445
		24,043		DTE Energy Co.	6,600		531
				Edison International	22,100		1,326
Technology - 14.4%				Exelon Corp.	37,900		1,216
Amdocs, Ltd.	8,946	525		NRG Energy, Inc.	58,900		1,322
ARRIS Group, Inc.(Æ)	4,527	140		Pinnacle West Capital Corp.	6,200		383
Arrow Electronics, Inc.(Æ)	8,900	517		Public Service Enterprise Group, Inc.	10,400		433
Avnet, Inc.	7,600	317		Sempra Energy	19,330		1,967
Brocade Communications Systems, Inc.	63,220	649		Telephone & Data Systems, Inc.	6,900		203
Cadence Design Systems, Inc.(Æ)	21,160	444		Xcel Energy, Inc.	16,600		576
Ciena Corp.(Æ)	1,400	36					11,719
Cvent, Inc.(Æ)	32,132	865
Cypress Semiconductor Corp.(Æ)	140,300	1,611		Total Common Stocks
Dolby Laboratories, Inc. Class A	12,767	449		(cost $188,518)			209,344
EchoStar Corp. Class A(Æ)	5,165	240
Electronic Arts, Inc.(Æ)	5,850	419	Short	-Term Investments - 3.4%
Groupon, Inc. Class A(Æ)	4,668	22		Russell U.S. Cash Management Fund	7,438,104	(8)	7,438
Harris Corp.	21,000	1,742		Total Short-Term Investments
Intersil Corp. Class A	102,000	1,135		(cost $7,438)			7,438
Intuit, Inc.	800	85
Jabil Circuit, Inc.	13,400	271		Other Securities - 3.4%
JDS Uniphase Corp.(Æ)	7,400	82		Russell U.S. Cash Collateral Fund(×)	7,233,015	(8)	7,233
Juniper Networks, Inc.	96,950	2,755		Total Other Securities
Leidos Holdings, Inc.	13,100	534		(cost $7,233)			7,233
LinkedIn Corp. Class A(Æ)	4,908	998
Marvell Technology Group, Ltd.	58,000	721		Total Investments 103.2%
Maxim Integrated Products, Inc.	32,000	1,089		(identified cost $203,189)			224,015
Mentor Graphics Corp.	21,160	552
MercadoLibre, Inc.(Ñ)	11,828	1,546		Other Assets and Liabilities, Net
MicroStrategy, Inc. Class A(Æ)	740	151	-	(3.2%)			(6,906)
Motorola Solutions, Inc.	5,700	343		Net Assets - 100.0%			217,109
NetApp, Inc.	19,419	605
Nuance Communications, Inc.(Æ)	26,000	471
ON Semiconductor Corp.(Æ)	39,900	424
Palo Alto Networks, Inc.(Æ)	1,174	218

See accompanying notes which are an integral part of this quarterly report.

34 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	52	USD	7,796	09/15	(126)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(126)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$32,739	$—		$—	$32,739
Consumer Staples	4,689	—		—	4,689
Energy	13,896	—		—	13,896
Financial Services	56,493	—		—	56,493
Health Care	22,830	—		—	22,830
Materials and Processing	11,615	—		—	11,615
Producer Durables	24,043	—		—	24,043
Technology	31,320	—		—	31,320
Utilities	11,719	—		—	11,719
Short-Term Investments	—	7,438		—	7,438
Other Securities	—	7,233		—	7,233
Total Investments	209,344	14,671		—	224,015

Other Financial Instruments
Futures Contracts	(126)	—		—	(126)
Total Other Financial Instruments*	$(126)	$—		$—	$(126)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 35

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.7%			Ethan Allen Interiors, Inc.(Ñ)	124,641	3,763
Consumer Discretionary - 15.0%			EW Scripps Co. (The) Class A	230,846	5,072
2U, Inc.(Æ)(Ñ)	35,903	1,152	Express, Inc.(Æ)	141,471	2,694
A H Belo Corp. Class A	15,376	79	Federal-Mogul Holdings Corp.(Æ)	18,433	206
Aaron's, Inc. Class A	15,000	555	Fiesta Restaurant Group, Inc.(Æ)	56,870	3,306
Abercrombie & Fitch Co. Class A(Ñ)	112,470	2,260	Finish Line, Inc. (The) Class A	175,684	4,830
AMC Entertainment Holdings, Inc. Class A	133,270	4,298	Fred's, Inc. Class A	50,262	907
American Eagle Outfitters, Inc.(Ñ)	56,899	1,010	FTD Cos., Inc.(Æ)	177,352	5,166
American Woodmark Corp.(Æ)	25,914	1,704	Fuel Systems Solutions, Inc.(Æ)	99,137	617
Autobytel, Inc.(Æ)	177,280	2,719	Full House Resorts, Inc.(Æ)(Ñ)	545,098	856
Barnes & Noble, Inc.(Æ)	82,700	2,174	Gentherm, Inc.(Æ)	66,215	3,333
Bassett Furniture Industries, Inc.	44,709	1,466	G-III Apparel Group, Ltd.(Æ)	84,568	6,108
Beazer Homes USA, Inc.(Æ)	80,628	1,546	Grand Canyon Education, Inc.(Æ)	37,290	1,619
Belmond, Ltd. Class A(Æ)	148,857	1,803	Gray Television, Inc.(Æ)	215,616	3,642
BJ's Restaurants, Inc.(Æ)	39,247	2,024	Group 1 Automotive, Inc.	7,000	679
Black Diamond, Inc.(Æ)	11,696	111	Guess?, Inc.	7,800	171
Bob Evans Farms, Inc.	59,015	2,946	Harte-Hanks, Inc.	377,811	1,772
Boot Barn Holdings, Inc.(Æ)	32,092	1,014	Helen of Troy, Ltd.(Æ)	1,300	114
Boyd Gaming Corp.(Æ)	70,939	1,212	Hemisphere Media Group, Inc. Class A(Æ)	39,594	548
Bravo Brio Restaurant Group, Inc.(Æ)	99,314	1,290	Horizon Global Corp.(Æ)	44,999	563
Brinker International, Inc.	66,073	3,958	HSN, Inc.	3,500	257
Burlington Stores, Inc.(Æ)	22,475	1,237	IMAX Corp.(Æ)	35,053	1,311
Cabela's, Inc.(Æ)	59,224	2,631	Interval Leisure Group, Inc.	182,710	3,895
Caleres, Inc.	75,595	2,498	Intrawest Resorts Holdings, Inc.(Æ)	24,144	241
Callaway Golf Co.	74,800	685	Isle of Capri Casinos, Inc.(Æ)	126,731	2,312
Capella Education Co.	58,079	2,992	Jack in the Box, Inc.	68,676	6,524
Carmike Cinemas, Inc.(Æ)	243,709	6,105	JAKKS Pacific, Inc.(Æ)(Ñ)	110,888	1,092
Carriage Services, Inc. Class A	35,105	844	John Wiley & Sons, Inc. Class A(Æ)	26,401	1,399
Carrols Restaurant Group, Inc.(Æ)	115,625	1,274	Johnson Outdoors, Inc. Class A	1,201	25
Carter's, Inc.	35,633	3,614	Journal Media Group, Inc. Class W	217,310	1,758
Century Communities, Inc.(Æ)	83,010	1,677	K12, Inc.(Æ)	63,500	838
Cheesecake Factory, Inc. (The)	152,660	8,815	KAR Auction Services, Inc.	76,955	2,996
Chegg, Inc.(Æ)(Ñ)	125,302	1,041	Krispy Kreme Doughnuts, Inc.(Æ)	184,297	3,435
Cherokee, Inc.	137,599	3,862	Lands' End, Inc.(Æ)(Ñ)	58,370	1,376
Chico's FAS, Inc.	250,906	3,819	Lear Corp.	1,400	146
Children's Place, Inc. (The)	37,453	2,169	Lee Enterprises, Inc.(Æ)(Ñ)	598,215	1,831
Churchill Downs, Inc.	31,118	4,203	Libbey, Inc.	52,800	1,965
Chuy's Holdings, Inc.(Æ)	157,211	4,466	Liberty TripAdvisor Holdings, Inc. Class
Citi Trends, Inc.(Æ)	124,682	2,969	A(Æ)	92,903	2,721
Columbia Sportswear Co.	20,360	1,457	Liberty Ventures Class A(Æ)	184,270	7,643
Cooper Tire & Rubber Co.	11,900	392	Lindblad Expeditions Holdings, Inc.(Æ)	38,318	400
Cooper-Standard Holding, Inc.(Æ)	6,207	399	Lithia Motors, Inc. Class A	44,304	5,303
Coupons.com, Inc.(Æ)	13,263	129	Malibu Boats, Inc. Class A(Æ)	89,352	1,725
Cracker Barrel Old Country Store, Inc.(Ñ)	15,620	2,372	Marchex, Inc. Class B	70,833	326
Crocs, Inc.(Æ)	30,000	472	Marcus Corp.	32,939	690
Crown Media Holdings, Inc. Class A(Æ)	270,545	1,209	MarineMax, Inc.(Æ)	64,808	1,170
Cumulus Media, Inc. Class A(Æ)(Ñ)	595,686	983	Marriott Vacations Worldwide Corp.	12,700	1,062
Deckers Outdoor Corp.(Æ)	33,858	2,468	Matthews International Corp. Class A	34,900	1,879
Del Frisco's Restaurant Group, Inc.(Æ)	205,034	3,270	MDC Holdings, Inc.	60,335	1,802
Del Taco Restaurants, Inc.(Æ)	100,130	1,572	MDC Partners, Inc. Class A(Ñ)	611,453	10,780
Delta Apparel, Inc.(Æ)	33,619	413	Media General, Inc.(Æ)	155,359	2,466
Denny's Corp.(Æ)	219,300	2,579	Men's Wearhouse, Inc. (The)	28,102	1,673
Destination XL Group, Inc.(Æ)	54,500	266	Meredith Corp.	61,104	2,928
Dick's Sporting Goods, Inc.	8,000	408	Meritage Homes Corp.(Æ)	64,631	2,915
Domino's Pizza, Inc.	31,972	3,640	Monarch Casino & Resort, Inc.(Æ)	44,235	823
Eastman Kodak Co.(Æ)(Ñ)	55,738	760	Motorcar Parts of America, Inc.(Æ)	104,106	3,085
Eldorado Resorts, Inc.(Æ)	103,674	876	Movado Group, Inc.	69,955	1,772
Entercom Communications Corp. Class A(Æ)	92,503	974	National CineMedia, Inc.	47,391	735
Entravision Communications Corp. Class A	127,358	977	Nautilus, Inc.(Æ)	45,790	968
Eros International PLC(Æ)	41,867	1,498	New Media Investment Group, Inc.	135,114	2,298

See accompanying notes which are an integral part of this quarterly report.

36 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Nexstar Broadcasting Group, Inc. Class A	31,859	1,827	Casey's General Stores, Inc.	105,448	10,778
Nutrisystem, Inc.	51,603	1,551	Core-Mark Holding Co., Inc.	132,798	8,442
Papa John's International, Inc.	11,200	846	Diplomat Pharmacy, Inc.(Æ)	128,251	5,923
Papa Murphy's Holdings, Inc.(Æ)(Ñ)	59,359	1,146	Farmer Bros Co.(Æ)	26,733	632
Party City Holdco, Inc.(Æ)	16,154	333	Inventure Foods, Inc.(Æ)	226,618	2,228
Peak Resorts, Inc.(Æ)(Ñ)	240,050	1,642	J&J Snack Foods Corp.	38,051	4,504
Penn National Gaming, Inc.(Æ)	146,915	2,803	Liberator Medical Holdings, Inc.	312,670	672
Pep Boys-Manny Moe & Jack (The)(Æ)	224,954	2,666	Limoneira Co.(Ñ)	97,100	1,999
Performance Sports Group, Ltd.(Æ)(Ñ)	119,382	1,960	Nutraceutical International Corp.(Æ)	4,000	97
Pinnacle Entertainment, Inc.(Æ)	33,050	1,272	Post Holdings, Inc.(Æ)	128,900	6,927
Pool Corp.	64,303	4,528	Sanderson Farms, Inc.(Ñ)	768	55
QuinStreet, Inc.(Æ)	27,800	162	Snyders-Lance, Inc.	77,923	2,534
Radio One, Inc. Class D(Æ)	363,673	887	SpartanNash Co.	211,153	6,801
Reading International, Inc. Class A(Æ)	33,488	394	SUPERVALU, Inc.(Æ)	408,825	3,769
Remy International, Inc.	5,990	177	TravelCenters of America LLC(Æ)	235,598	3,831
Rentrak Corp.(Æ)(Ñ)	44,044	3,016	Universal Corp.	16,567	945
Restoration Hardware Holdings, Inc.(Æ)	20,186	2,048			70,732
Ritchie Bros Auctioneers, Inc.(Ñ)	152,290	4,115
Scientific Games Corp. Class A(Æ)(Ñ)	120,898	1,826	Energy - 3.3%
Select Comfort Corp.(Æ)	47,259	1,231	Alliance Resource Partners, LP(Ñ)	75,630	1,862
Sequential Brands Group, Inc.(Æ)	61,955	1,098	Approach Resources, Inc.(Æ)(Ñ)	608,176	2,366
Shoe Carnival, Inc.	11,200	317	Atwood Oceanics, Inc.	53,898	1,121
Six Flags Entertainment Corp.	41,800	1,950	Basic Energy Services, Inc.(Æ)	96,028	580
Sizmek, Inc.(Æ)	213,831	1,659	Bill Barrett Corp.(Æ)(Ñ)	556,049	3,158
Skechers U.S.A., Inc. Class A(Æ)	20,003	3,009	Bonanza Creek Energy, Inc.(Æ)	90,041	703
Skullcandy, Inc.(Æ)	39,900	292	California Resources Corp.	127,720	540
Sonic Corp.	48,800	1,450	Callon Petroleum Co.(Æ)	73,784	483
Sotheby's Class A	50,989	2,133	CARBO Ceramics, Inc.(Ñ)	215,399	7,076
Sportsman's Warehouse Holdings, Inc.(Æ)(Ñ)	91,718	1,072	Carrizo Oil & Gas, Inc.(Æ)	76,581	2,920
Stage Stores, Inc.(Ñ)	23,700	417	Cloud Peak Energy, Inc.(Æ)(Ñ)	261,595	832
Stamps.com, Inc.(Æ)	20,031	1,374	Delek US Holdings, Inc.	54,744	1,953
Standard Motor Products, Inc.	86,084	3,148	Diamondback Energy, Inc.(Æ)	12,500	841
Star Buffet, Inc.(Æ)	61,752	2,498	EP Energy Corp. Class A(Æ)	9,700	81
Stein Mart, Inc.	20,200	206	Goodrich Petroleum Corp.(Æ)(Ñ)	306,150	274
Superior Uniform Group, Inc.	129,061	2,482	Green Plains, Inc.	119,081	2,673
Tenneco, Inc.(Æ)	57,479	2,863	Gulf Island Fabrication, Inc.	27,086	309
Texas Roadhouse, Inc. Class A	43,540	1,715	Gulfport Energy Corp.(Æ)	18,400	603
Thor Industries, Inc.	55,413	3,096	Independence Contract Drilling, Inc.(Æ)(Ñ)	97,062	712
Tilly's, Inc. Class A(Æ)	187,157	1,694	Jones Energy, Inc. Class A(Æ)(Ñ)	72,294	509
Time, Inc.(Æ)	323,889	7,229	Key Energy Services, Inc.(Æ)	405,116	369
TiVo, Inc.(Æ)	76,000	757	Magnum Hunter Resources Corp.(Æ)(Ñ)	444,735	427
Townsquare Media, Inc. Class A(Æ)	205,383	2,670	Matrix Service Co.(Æ)	35,000	678
TRI Pointe Group, Inc.(Æ)	141,763	2,098	McDermott International, Inc.(Æ)	767,628	3,378
Tribune Publishing Co.	207,176	3,085	Memorial Resource Development Corp.(Æ)	56,387	863
Tuesday Morning Corp.(Æ)	109,200	1,024	Pacific Ethanol, Inc.(Æ)(Ñ)	165,800	1,224
Universal Electronics, Inc.(Æ)	1,979	103	Patterson-UTI Energy, Inc.	422,147	6,959
Universal Technical Institute, Inc.	25,865	165	PBF Energy, Inc. Class A	14,777	467
Vail Resorts, Inc.	13,030	1,429	Penn Virginia Corp.(Æ)(Ñ)	251,645	337
Vista Outdoor, Inc.(Æ)	45,768	2,159	PetroQuest Energy, Inc.(Æ)(Ñ)	567,565	789
VOXX International Corp. Class A(Æ)	35,686	285	Pioneer Energy Services Corp.(Æ)	76,337	279
WCI Communities, Inc.(Æ)	39,790	1,004	PowerSecure International, Inc.(Æ)	123,406	1,868
West Marine, Inc.(Æ)	289,533	2,629	Precision Drilling Corp.(Æ)	641,541	3,265
		339,407	Renewable Energy Group, Inc.(Æ)	60,055	613
			Rex Energy Corp.(Æ)(Ñ)	278,574	624
Consumer Staples - 3.1%			Rice Energy, Inc.(Æ)(Ñ)	35,797	646
Andersons, Inc. (The)	107,466	4,008	RSP Permian, Inc.(Æ)	42,373	1,051
Boulder Brands, Inc.(Æ)(Ñ)	56,300	469	Sanchez Energy Corp.(Æ)(Ñ)	148,483	1,088
Cadiz, Inc.(Æ)(Ñ)	109,100	895	SemGroup Corp. Class A	48,403	3,441
Calavo Growers, Inc.	29,069	1,585	Seventy Seven Energy, Inc.(Æ)	148,414	463
Cal-Maine Foods, Inc.(Ñ)	67,163	3,638	Superior Energy Services, Inc.	388,103	6,598

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 37

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Targa Resources Corp.	29,960	2,650	Chemical Financial Corp.	142,384	4,692
TETRA Technologies, Inc.(Æ)	253,300	1,206	City Holding Co.(Ñ)	13,962	673
Trecora Resources(Æ)	79,555	1,111	City Office REIT, Inc.(ö)	119,300	1,485
Triangle Petroleum Corp.(Æ)(Ñ)	128,442	477	CNO Financial Group, Inc.	87,700	1,565
US Antimony Corp.(Å)(Æ)(Ñ)	1,254,586	815	CoBiz Financial, Inc.	133,969	1,713
Westmoreland Coal Co.(Æ)	108,700	1,695	Columbia Banking System, Inc.	159,365	5,226
Willbros Group, Inc.(Æ)	443,808	359	Columbia Property Trust, Inc.(ö)	26,186	633
World Fuel Services Corp.	54,986	2,235	Community Bank System, Inc.	68,319	2,612
		75,571	Community Trust Bancorp, Inc.	16,548	579
			Consolidated-Tomoka Land Co.	53,273	3,086
Financial Services - 24.3%			Corporate Office Properties Trust(ö)	7,800	180
Acadia Realty Trust(ö)	23,300	745	Cowen Group, Inc. Class A(Æ)	462,183	2,611
AG Mortgage Investment Trust, Inc.(ö)	8,635	157	CubeSmart Class A(ö)	57,808	1,512
Alexander & Baldwin, Inc.	41,784	1,577	Cullen/Frost Bankers, Inc.	15,219	1,103
American Equity Investment Life Holding			Customers Bancorp, Inc.(Æ)	90,677	2,281
Co.	105,394	3,113	CVB Financial Corp.	8,932	158
Ameris Bancorp	18,632	503	CyrusOne, Inc.(ö)	193,900	5,961
AMERISAFE, Inc.	31,844	1,594	Diamond Hill Investment Group, Inc.	19,680	3,788
Anchor BanCorp Wisconsin, Inc.(Æ)	5,800	215	DiamondRock Hospitality Co.(ö)	206,300	2,601
Apollo Residential Mortgage, Inc.(ö)	42,222	611	Duke Realty Corp.(ö)	20,000	403
Arbor Realty Trust, Inc.(ö)	54,713	374	DuPont Fabros Technology, Inc.(ö)	107,513	3,242
Ares Commercial Real Estate Corp.(ö)	153,500	1,911	E*Trade Financial Corp.(Æ)	4,800	136
Argo Group International Holdings, Ltd.	12,631	712	Eagle Bancorp, Inc.(Æ)	28,756	1,277
Arlington Asset Investment Corp. Class A(Ñ)	33,243	635	EastGroup Properties, Inc.(ö)	22,000	1,324
Armada Hoffler Properties, Inc.(ö)	13,400	137	Education Realty Trust, Inc.(ö)	84,576	2,676
Ashford Hospitality Prime, Inc.(ö)	41,089	598	Employers Holdings, Inc.	90,100	2,162
Ashford Hospitality Trust, Inc.(ö)	89,893	786	Endurance Specialty Holdings, Ltd.	95,989	6,670
Ashford, Inc.(Æ)	25,549	1,524	Enstar Group, Ltd.(Æ)	5,479	877
Assurant, Inc.	22,187	1,655	EPR Properties(ö)	46,130	2,635
Astoria Financial Corp.	16,714	253	Equity Commonwealth(Æ)(ö)	76,200	1,996
Baldwin & Lyons, Inc. Class B	1,400	33	Equity One, Inc.(ö)	54,000	1,386
BancFirst Corp.	16,818	1,070	Essent Group, Ltd.(Æ)	140,083	4,100
Bancorp, Inc. (The)(Æ)	175,569	1,466	Evercore Partners, Inc. Class A	62,388	3,668
BancorpSouth, Inc.	150,374	3,800	Ezcorp, Inc. Class A(Æ)	45,200	321
Bank of Marin Bancorp	800	39	Fair Isaac Corp.	49,872	4,523
Bank of the Ozarks, Inc.	178,157	7,860	FBR & Co.	70,496	1,657
Banner Corp.	20,755	989	FCB Financial Holdings, Inc. Class A(Æ)	34,355	1,193
Bar Harbor Bankshares	3,294	113	Federated National Holding Co.	26,344	621
BGC Partners, Inc. Class A	140,231	1,381	FelCor Lodging Trust, Inc.(ö)	538,331	5,039
Bluerock Residential Growth REIT, Inc.			Fidelity & Guaranty Life	121,642	3,166
Class A(ö)	167,000	2,138	Fidelity Southern Corp.	16,380	318
BNC Bancorp	18,148	409	First American Financial Corp.	38,500	1,562
Boston Private Financial Holdings, Inc.	113,406	1,427	First BanCorp(Æ)	171,040	737
Brookline Bancorp, Inc.	222,545	2,508	First Busey Corp.	106,296	677
Bryn Mawr Bank Corp.	3,600	104	First Business Financial Services, Inc.	3,680	161
Campus Crest Communities, Inc.(ö)	406,654	2,318	First Defiance Financial Corp.	20,000	769
Capital Bank Financial Corp. Class A(Æ)	64,539	1,934	First Financial Bancorp	164,870	3,134
Capital City Bank Group, Inc.	3,532	55	First Financial Corp.	8,900	295
Capitol Federal Financial, Inc.	18,134	218	First Industrial Realty Trust, Inc.(ö)	137,139	2,872
Capstead Mortgage Corp.(Ñ)(ö)	109,000	1,207	First Interstate BancSystem, Inc. Class A	34,011	943
Cardinal Financial Corp.	155,080	3,623	First Merchants Corp.	87,361	2,274
Cardtronics, Inc.(Æ)	102,716	3,808	First Midwest Bancorp, Inc.	260,849	4,896
Cascade Bancorp(Æ)	14,206	73	First NBC Bank Holding Co.(Æ)	52,090	1,990
Cash America International, Inc.(Ñ)	205,713	5,704	FirstMerit Corp.	29,898	560
CatchMark Timber Trust, Inc. Class A(ö)	156,900	1,676	Flagstar Bancorp, Inc.(Æ)	11,800	240
Cathay General Bancorp	14,186	456	FNB Corp.	681,203	9,394
Cedar Realty Trust, Inc.(ö)	236,200	1,583	FNFV Group(Æ)	591,025	8,605
CenterState Banks, Inc.	62,086	866	Franklin Financial Network, Inc.(Æ)	30,160	761
Central Pacific Financial Corp.	73,917	1,722	Franklin Street Properties Corp.(ö)	35,904	423
Charter Financial Corp.	163,648	1,987	FRP Holdings, Inc.(Å)(Æ)	76,331	2,253

See accompanying notes which are an integral part of this quarterly report.

38 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Fulton Financial Corp.	133,207	1,726	Marcus & Millichap, Inc.(Æ)	30,440	1,560
GAIN Capital Holdings, Inc.	373,626	2,608	MarketAxess Holdings, Inc.	44,072	4,310
GEO Group, Inc. (The)(ö)	87,400	3,299	MB Financial, Inc.	113,534	3,872
German American Bancorp, Inc.	7,481	218	Medical Properties Trust, Inc.(ö)	305,768	4,180
Getty Realty Corp.(ö)	27,300	454	Meridian Bancorp, Inc.(Æ)	201,883	2,633
Glacier Bancorp, Inc.	115,954	3,258	Meta Financial Group, Inc.	7,010	354
Global Cash Access Holdings, Inc.(Æ)	8,951	45	MGIC Investment Corp.(Æ)	445,717	4,934
Global Indemnity PLC Class A(Æ)	5,600	155	Montpelier Re Holdings, Ltd.	60,566	2,583
Global Payments, Inc.	9,100	1,020	National Bank Holdings Corp. Class A	200,036	4,329
Golub Capital BDC, Inc.	48,678	793	National Health Investors, Inc.(ö)	36,608	2,389
Gramercy Property Trust, Inc.(ö)	64,900	1,587	National Penn Bancshares, Inc.	452,353	4,849
Great Southern Bancorp, Inc.	4,500	187	National Storage Affiliates Trust(Æ)(ö)	62,600	741
Great Western Bancorp, Inc.	26,100	685	National Western Life Insurance Co. Class A	2,065	498
Green Dot Corp. Class A(Æ)	83,643	1,733	Navigators Group, Inc. (The)(Æ)	29,158	2,280
Greenhill & Co., Inc.	65,799	2,588	Nelnet, Inc. Class A	27,632	1,088
Greenlight Capital Re, Ltd. Class A(Æ)	19,149	533	New Residential Investment Corp.(ö)	442,972	6,950
Hallmark Financial Services, Inc.(Æ)	7,879	84	New Senior Investment Group, Inc.(ö)	316,760	4,099
Hancock Holding Co.(Ñ)	135,584	3,962	Newcastle Investment Corp.(ö)	227,678	1,118
Hanmi Financial Corp.	104,533	2,646	Northfield Bancorp, Inc.	240,772	3,626
Hanover Insurance Group, Inc. (The)	81,467	6,587	Northwest Bancshares, Inc.	242,788	3,081
Hatteras Financial Corp.(ö)	64,200	1,044	OceanFirst Financial Corp.	21,422	376
Healthcare Realty Trust, Inc.(ö)	36,100	868	OFG Bancorp	65,289	526
Heartland Financial USA, Inc.	44,783	1,687	Old National Bancorp	714,482	10,281
Heartland Payment Systems, Inc.	84,587	5,270	OneBeacon Insurance Group, Ltd. Class A	34,140	495
Hercules Technology Growth Capital, Inc.			Opus Bank	30,064	1,177
(Æ)(Ñ)	169,497	1,895	Pacific Continental Corp.	82,385	1,094
Heritage Financial Corp.	155,127	2,746	Pacific Premier Bancorp, Inc.(Æ)	55,989	1,064
Heritage Insurance Holdings, Inc.(Æ)	97,687	2,415	PacWest Bancorp	108,362	5,016
Heritage Oaks Bancorp	5,635	45	Pebblebrook Hotel Trust(ö)	21,312	867
Hersha Hospitality Trust Class A(ö)	59,050	1,601	PennyMac Financial Services, Inc. Class
HFF, Inc. Class A	167,259	7,667	A(Æ)	19,300	352
Higher One Holdings, Inc.(Æ)	71,251	165	People's Utah Bancorp(Æ)	34,900	618
Highwoods Properties, Inc.(ö)	54,600	2,311	Physicians Realty Trust(ö)	125,400	2,011
Home BancShares, Inc.	112,897	4,496	Pinnacle Financial Partners, Inc.	6,879	365
HomeTrust Bancshares, Inc.(Æ)	23,010	394	Piper Jaffray Cos.(Æ)	42,636	1,912
Horizon Bancorp	4,100	99	Planet Payment, Inc.(Æ)	230,000	587
Howard Hughes Corp. (The)(Æ)	16,894	2,297	Popular, Inc.(Æ)	56,077	1,717
Hudson Pacific Properties, Inc.(ö)	40,000	1,231	Potlatch Corp.(ö)	10,959	384
Huntington Bancshares, Inc.	25,000	292	PRA Group, Inc.(Æ)(Ñ)	83,972	5,336
Iberiabank Corp.	61,669	3,981	Preferred Bank	4,900	154
Independent Bank Corp.	164,960	2,352	PrivateBancorp, Inc. Class A	73,658	3,045
Independent Bank Group, Inc.	42,400	1,886	ProAssurance Corp.	137,985	6,663
Infinity Property & Casualty Corp.	32,724	2,536	Prosperity Bancshares, Inc.	126,904	6,928
International. FCStone, Inc.(Æ)	23,061	672	Provident Financial Services, Inc.	232,319	4,558
Invesco Mortgage Capital, Inc.(ö)	156,000	2,248	QTS Realty Trust, Inc. Class A(ö)	22,783	946
Investment Technology Group, Inc.	98,008	1,994	RE/MAX Holdings, Inc. Class A	6,500	246
Investors Bancorp, Inc.	151,800	1,849	Reinsurance Group of America, Inc. Class A	9,971	962
Jack Henry & Associates, Inc.	63,580	4,442	Renasant Corp.	8,317	267
JMP Group LLC(Ñ)	131,692	964	Retail Opportunity Investments Corp.(ö)	241,479	4,141
KCG Holdings, Inc. Class A(Æ)(Ñ)	75,429	801	RLI Corp.	8,859	489
Kemper Corp.	54,200	2,099	RLJ Lodging Trust(ö)	45,700	1,363
Kennedy-Wilson Holdings, Inc.	75,500	1,912	Rouse Properties, Inc.(Ñ)(ö)	361,700	6,366
Lakeland Bancorp, Inc.	9,000	102	Ryman Hospitality Properties, Inc.(ö)	19,545	1,118
Lakeland Financial Corp.	4,400	187	Sabra Health Care REIT, Inc.(ö)	99,446	2,720
LaSalle Hotel Properties(ö)	202,030	6,722	Safety Insurance Group, Inc.	1,221	71
LCNB Corp.(Å)	111,886	1,791	Sandy Spring Bancorp, Inc.	6,500	178
LegacyTexas Financial Group, Inc.	7,770	236	Selective Insurance Group, Inc.	192,846	5,942
LendingTree, Inc.(Æ)	22,597	1,874	ServisFirst Bancshares, Inc.	28,861	1,121
Mack-Cali Realty Corp.(ö)	94,848	1,977	Silver Bay Realty Trust Corp.(ö)	79,348	1,286
Maiden Holdings, Ltd.	294,774	4,876	Simmons First National Corp. Class A	10,758	489

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 39

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
South State Corp.	54,214	4,214	Amphastar Pharmaceuticals, Inc.(Æ)	55,548	903
Southwest Bancorp, Inc.	90,979	1,595	Anacor Pharmaceuticals, Inc.(Æ)	34,901	5,207
Sovran Self Storage, Inc.(ö)	18,500	1,761	Analogic Corp.	17,330	1,396
Starwood Property Trust, Inc.(ö)	36,400	792	AngioDynamics, Inc.(Æ)	20,199	313
Starwood Waypoint Residential Trust(ö)	95,580	2,340	ANI Pharmaceuticals, Inc.(Æ)	13,951	991
State Bank Financial Corp.	480,191	9,724	ArQule, Inc.(Æ)	44,600	76
Sterling Bancorp	308,192	4,589	Atara Biotherapeutics, Inc.(Æ)(Ñ)	18,088	1,015
Stewart Information Services Corp.	18,283	752	AtriCure, Inc.(Æ)	46,093	1,281
Stifel Financial Corp.(Æ)	63,808	3,506	BioCryst Pharmaceuticals, Inc.(Æ)	95,222	1,474
Stock Yards Bancorp, Inc.	8,302	306	BioDelivery Sciences International, Inc.(Æ)
Stonegate Bank	48,396	1,489	(Ñ)	479,931	3,911
STORE Capital Corp.(ö)	23,300	489	Bio-Techne Corp.	34,386	3,761
Sun Communities, Inc.(ö)	71,325	4,958	Cambrex Corp.(Æ)	73,959	3,642
Sunstone Hotel Investors, Inc.(ö)	115,000	1,618	Capital Senior Living Corp.(Æ)	146,505	3,266
Susquehanna Bancshares, Inc.	22,796	324	Cara Therapeutics, Inc.(Æ)	48,220	1,028
Symetra Financial Corp.	92,411	2,314	Cardiovascular Systems, Inc.(Æ)	89,573	2,673
Talmer Bancorp, Inc. Class A	163,676	2,668	Catalyst Pharmaceuticals, Inc.(Æ)(Ñ)	188,584	932
Third Point Reinsurance, Ltd.(Æ)	112,689	1,675	Cempra, Inc.(Æ)	23,377	979
THL Credit, Inc.	41,900	502	Centene Corp.(Æ)	10,702	751
TriCo Bancshares	18,114	449	Charles River Laboratories International,
TriState Capital Holdings, Inc.(Æ)	94,201	1,190	Inc.(Æ)	6,500	505
Trustmark Corp.	66,803	1,606	Chemed Corp.	32,800	4,869
Two Harbors Investment Corp.(ö)	205,500	2,100	Coherus Biosciences, Inc.(Æ)	39,012	1,369
Union Bankshares Corp.	111,626	2,755	Community Health Systems, Inc.(Æ)	2,300	135
United Community Banks, Inc.	72,200	1,507	Computer Programs & Systems, Inc.(Ñ)	54,928	2,569
United Financial Bancorp, Inc.	335,985	4,532	CONMED Corp.	64,351	3,650
Universal Insurance Holdings, Inc.	60,741	1,666	CorVel Corp.(Æ)	71,367	2,281
Virtus Investment Partners, Inc.	22,136	2,675	Cutera, Inc.(Æ)	27,367	415
Walker & Dunlop, Inc.(Æ)	136,518	3,270	Cyberonics, Inc.(Æ)	12,883	791
Washington Federal, Inc.	171,909	4,002	Cynosure, Inc. Class A(Æ)	106,661	4,138
Webster Financial Corp.	127,377	4,924	Cytokinetics, Inc.(Æ)	16,833	108
WesBanco, Inc.	8,065	268	Depomed, Inc.(Æ)(Ñ)	84,872	2,673
Westamerica Bancorporation(Ñ)	96,945	4,748	Dermira, Inc.(Æ)	39,211	885
Western Alliance Bancorp(Æ)	17,747	600	DexCom, Inc.(Æ)	24,337	2,060
Wilshire Bancorp, Inc.	66,387	771	Dynavax Technologies Corp.(Æ)	52,094	1,532
Winthrop Realty Trust(ö)	285,320	4,248	Eagle Pharmaceuticals, Inc.(Æ)(Ñ)	12,990	1,255
Wintrust Financial Corp.	7,500	404	Emergent BioSolutions, Inc.(Æ)	39,441	1,295
WisdomTree Investments, Inc.(Ñ)	43,827	1,091	Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	11,406	578
WSFS Financial Corp.	52,323	1,502	Endologix, Inc.(Æ)	3,212	46
Yadkin Financial Corp.(Æ)	64,120	1,376	Ensign Group, Inc. (The)	82,873	4,236
		552,259	Exact Sciences Corp.(Æ)(Ñ)	64,022	1,541
			Exactech, Inc.(Æ)	29,405	588
Health Care - 13.0%			Exelixis, Inc.(Æ)(Ñ)	243,832	1,397
AAC Holdings, Inc.(Æ)(Ñ)	25,704	977	Flamel Technologies SA - ADR(Æ)	270,494	6,470
Abiomed, Inc.(Æ)	108,737	8,423	Foamix Pharmaceuticals, Ltd.(Æ)	65,220	694
Acadia Healthcare Co., Inc.(Æ)	115,504	9,215	Genesis Healthcare, Inc. Class A(Æ)	286,336	1,750
Accuray, Inc.(Æ)(Ñ)	361,200	2,304	Globus Medical, Inc. Class A(Æ)	149,118	4,184
Acorda Therapeutics, Inc.(Æ)	43,985	1,511	Greatbatch, Inc.(Æ)	49,811	2,716
Adamas Pharmaceuticals, Inc.(Æ)	37,988	941	Haemonetics Corp.(Æ)	52,181	2,088
Adeptus Health, Inc. Class A(Æ)(Ñ)	54,208	5,957	Halyard Health, Inc.(Æ)	129,062	5,258
Affimed NV(Æ)	51,527	846	HealthEquity, Inc.(Æ)	120,030	4,040
Affymetrix, Inc.(Æ)(Ñ)	97,256	1,066	Heron Therapeutics, Inc.(Æ)(Ñ)	41,740	1,350
Agenus, Inc.(Æ)	132,165	1,129	Heska Corp.(Æ)	31,381	1,059
Akorn, Inc.(Æ)	116,084	5,353	Horizon Pharma PLC(Æ)(Ñ)	21,431	790
Albany Molecular Research, Inc.(Æ)(Ñ)	171,587	3,627	ICON PLC(Æ)	84,756	6,848
Alder Biopharmaceuticals, Inc.(Æ)	18,224	846	ICU Medical, Inc.(Æ)	13,600	1,359
Alere, Inc.(Æ)	10,700	520	Ignyta, Inc.(Æ)(Ñ)	54,634	757
Amedisys, Inc.(Æ)	24,544	1,071	ImmunoGen, Inc.(Æ)	43,772	789
Amicus Therapeutics, Inc.(Æ)	74,781	1,285	Impax Laboratories, Inc.(Æ)	44,206	2,142
AMN Healthcare Services, Inc.(Æ)	173,756	5,114	Inogen, Inc.(Æ)	28,846	1,282

See accompanying notes which are an integral part of this quarterly report.

40 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Insys Therapeutics, Inc.(Æ)(Ñ)	94,418	4,241	Trinity Biotech PLC - ADR(Ñ)	281,794	4,861
Integra LifeSciences Holdings Corp.(Æ)	79,728	5,113	Triple-S Management Corp. Class B(Æ)	47,337	1,022
Intersect ENT, Inc.(Æ)	37,551	1,114	Trovagene, Inc.(Æ)(Ñ)	99,329	783
Intra-Cellular Therapies, Inc.(Æ)	30,280	881	United Therapeutics Corp.(Æ)	2,650	449
Invacare Corp.	206,536	3,521	Universal American Corp.(Æ)	41,100	381
K2M Group Holdings, Inc.(Æ)	35,490	812	US Physical Therapy, Inc.	75,960	4,015
Keryx Biopharmaceuticals, Inc.(Æ)(Ñ)	179,669	1,434	Utah Medical Products, Inc.	12,046	659
Landauer, Inc.	10,200	362	Vascular Solutions, Inc.(Æ)	36,251	1,350
LDR Holding Corp.(Æ)	72,282	3,286	VCA, Inc.(Æ)	74,829	4,604
LeMaitre Vascular, Inc.	73,867	1,052	Vical, Inc.(Æ)	118,000	76
LHC Group, Inc.(Æ)	39,954	1,610	WellCare Health Plans, Inc.(Æ)	16,245	1,313
LifePoint Health, Inc.(Æ)	39,705	3,290	Xencor, Inc.(Æ)	56,519	1,265
Ligand Pharmaceuticals, Inc. Class B(Æ)	75,586	8,183			296,032
Lipocine, Inc.(Æ)	66,320	820
Loxo Oncology, Inc.(Æ)	39,214	794	Materials and Processing - 5.6%
Luminex Corp.(Æ)	83,600	1,440	A Schulman, Inc.	16,266	606
Magellan Health, Inc.(Æ)	42,488	2,574	Acuity Brands, Inc.	26,771	5,386
Masimo Corp.(Æ)	10,980	458	Alcoa, Inc.	191,786	1,893
Merit Medical Systems, Inc.(Æ)	50,673	1,295	Allegheny Technologies, Inc.	15,500	331
Mirati Therapeutics, Inc.(Æ)(Ñ)	31,562	903	Apogee Enterprises, Inc.	155,416	8,576
Molina Healthcare, Inc.(Æ)	116,624	8,797	AptarGroup, Inc.	6,600	447
Natus Medical, Inc.(Æ)	91,222	4,120	Aspen Aerogels, Inc.(Æ)	1,802	12
NeoGenomics, Inc.(Æ)	455,857	2,785	Axiall Corp.	134,159	3,948
Nevro Corp.(Æ)	53,496	2,716	Beacon Roofing Supply, Inc.(Æ)	25,190	882
Omnicell, Inc.(Æ)	4,534	166	Belden, Inc.	933	55
OraSure Technologies, Inc.(Æ)	88,273	436	Berry Plastics Group, Inc.(Æ)	78,525	2,557
Osiris Therapeutics, Inc.(Æ)	49,232	1,050	Cabot Corp.	195,915	6,892
Owens & Minor, Inc.	43,659	1,535	Caesarstone Sdot-Yam, Ltd.	68,722	4,930
PDL BioPharma, Inc.(Ñ)	166,100	967	Carpenter Technology Corp.	79,863	2,998
Pfenex, Inc.(Æ)	56,606	1,199	Comfort Systems USA, Inc.	65,948	1,823
PharMerica Corp.(Æ)	35,584	1,216	Commercial Metals Co.	198,172	3,054
POZEN, Inc.(Æ)	92,525	1,073	Compass Minerals International, Inc.	106,280	8,502
Prestige Brands Holdings, Inc.(Æ)	86,369	4,113	Continental Building Products, Inc.(Æ)	45,458	966
Progenics Pharmaceuticals, Inc.(Æ)	157,596	1,365	Culp, Inc.	32,404	980
Prothena Corp. PLC(Æ)(Ñ)	16,795	1,108	Ferro Corp.(Æ)	54,100	751
Providence Service Corp. (The)(Æ)	24,500	1,153	Gibraltar Industries, Inc.(Æ)	51,836	992
PTC Therapeutics, Inc.(Æ)	18,056	925	Greif, Inc. Class A	79,436	2,462
Repligen Corp.(Æ)	31,148	1,090	Haynes International, Inc.	59,569	2,536
Retrophin, Inc.(Æ)	35,514	1,127	Innophos Holdings, Inc.	51,367	2,644
Rigel Pharmaceuticals, Inc.(Æ)	178,508	532	Innospec, Inc.	22,460	971
RTI Surgical, Inc.(Æ)	419,431	3,053	Installed Building Products, Inc.(Æ)	49,582	1,347
Sage Therapeutics, Inc.(Æ)	10,099	690	Insteel Industries, Inc.	3,858	63
Sagent Pharmaceuticals, Inc.(Æ)	83,237	2,046	Intrepid Potash, Inc.(Æ)(Ñ)	11,051	94
SciClone Pharmaceuticals, Inc.(Æ)	104,891	956	Kraton Performance Polymers, Inc.(Æ)	41,998	862
SeaSpine Holdings Corp.(Æ)	19,096	299	Kronos Worldwide, Inc.	280,149	2,757
Sorrento Therapeutics, Inc.(Æ)	47,702	991	Landec Corp.(Æ)	123,762	1,652
Spark Therapeutics, Inc.(Æ)(Ñ)	12,601	774	LB Foster Co. Class A	24,199	710
Spectranetics Corp. (The)(Æ)	30,000	513	Materion Corp.	24,122	738
STERIS Corp.(Ñ)	74,455	5,147	Minerals Technologies, Inc.	26,114	1,691
Supernus Pharmaceuticals, Inc.(Æ)	141,661	3,005	Neenah Paper, Inc.	879	53
SurModics, Inc.(Æ)	90,536	2,127	NewMarket Corp.	8,594	3,418
Symmetry Surgical, Inc.(Æ)	17,500	146	Novagold Resources, Inc.(Æ)	159,400	486
Synergy Pharmaceuticals, Inc.(Æ)(Ñ)	164,829	1,503	Olympic Steel, Inc.	52,288	634
Synthetic Biologics, Inc.(Æ)(Ñ)	293,952	935	OM Group, Inc.	80,703	2,734
Tandem Diabetes Care, Inc.(Æ)	88,814	1,115	Patrick Industries, Inc.(Æ)	20,412	736
Team Health Holdings, Inc.(Æ)	23,898	1,611	PGT, Inc.(Æ)	463,174	7,443
Tetraphase Pharmaceuticals, Inc.(Æ)	24,398	1,160	PolyOne Corp.	25,487	873
TG Therapeutics, Inc.(Æ)(Ñ)	72,551	1,266	Quaker Chemical Corp.	52,610	4,877
TherapeuticsMD, Inc.(Æ)(Ñ)	124,156	967	Rayonier Advanced Materials, Inc.(Ñ)	157,054	2,207
Trevena, Inc.(Æ)	3,175	18	Schnitzer Steel Industries, Inc. Class A	24,357	383

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 41

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sensient Technologies Corp.	42,469	2,905	Echo Global Logistics, Inc.(Æ)	143,829	4,646
Silgan Holdings, Inc.	39,100	2,091	EMCOR Group, Inc.	71,729	3,431
Simpson Manufacturing Co., Inc.	6,812	244	Ennis, Inc.	4,620	77
Stepan Co.	31,613	1,549	ExlService Holdings, Inc.(Æ)	3,600	140
Stock Building Supply Holdings, Inc.(Æ)	54,781	1,062	Exponent, Inc.	91,244	4,059
TimkenSteel Corp.	334,253	6,227	FARO Technologies, Inc.(Æ)	53,557	2,351
Trex Co., Inc.(Æ)	103,159	4,680	Forward Air Corp.	24,414	1,185
Unifi, Inc.(Æ)	122,013	3,765	Franklin Electric Co., Inc.	3,710	107
Universal Forest Products, Inc.	3,826	243	FreightCar America, Inc.	119,090	2,294
US Concrete, Inc.(Æ)	30,442	1,289	G&K Services, Inc. Class A	55,137	3,615
US Silica Holdings, Inc.(Ñ)	163,086	3,673	Generac Holdings, Inc.(Æ)(Ñ)	30,400	1,066
Valspar Corp.	7,900	658	Genesee & Wyoming, Inc. Class A(Æ)	23,083	1,644
		127,338	Global Power Equipment Group, Inc.	74,900	506
			GrafTech International, Ltd.(Æ)	144,300	726
Producer Durables - 14.5%			Granite Construction, Inc.	325,631	11,078
ABM Industries, Inc.	32,545	1,073	Great Lakes Dredge & Dock Corp.(Æ)	499,500	2,532
ACCO Brands Corp.(Æ)	127,898	1,046	Greenbrier Cos., Inc.(Ñ)	46,302	2,118
Accuride Corp.(Æ)	389,440	1,585	Gulfmark Offshore, Inc. Class A(Ñ)	64,457	607
Aegion Corp. Class A(Æ)	41,800	826	Hackett Group, Inc. (The)	75,543	967
Air Transport Services Group, Inc.(Æ)	183,707	1,901	Hardinge, Inc.	7,800	66
Aircastle, Ltd.	41,000	987	Harsco Corp.	187,134	2,571
Alamo Group, Inc.	16,100	846	Hawaiian Holdings, Inc.(Æ)	60,074	1,305
Alaska Air Group, Inc.(Ñ)	5,600	424	Healthcare Services Group, Inc.	135,301	4,723
Allegiant Travel Co. Class A	9,724	2,069	HEICO Corp.	80,160	4,395
Allied Motion Technologies, Inc.	72,228	1,527	Herman Miller, Inc.	166,598	4,671
Altra Industrial Motion Corp.	94,650	2,404	Huron Consulting Group, Inc.(Æ)	73,917	5,652
American Superconductor Corp.(Æ)(Ñ)	15,790	79	Hyster-Yale Materials Handling, Inc.	20,279	1,372
Applied Industrial Technologies, Inc.	1,411	54	ICF International, Inc.(Æ)	33,320	1,221
ArcBest Corp.	9,046	299	Information Services Group, Inc.	415,456	1,828
Ardmore Shipping Corp.	291,898	3,836	InnerWorkings, Inc.(Æ)	4,000	30
Ascent Capital Group, Inc. Class A(Æ)	38,729	1,512	Insperity, Inc.	16,461	828
Astec Industries, Inc.	102,536	4,031	Itron, Inc.(Æ)	39,150	1,262
Babcock & Wilcox Enterprises, Inc.(Æ)	161,109	3,177	JetBlue Airways Corp.(Æ)	31,900	733
Barnes Group, Inc.	9,000	350	Kadant, Inc.	1,698	77
Brady Corp. Class A	129,192	3,039	Kaman Corp. Class A	50,898	2,009
Briggs & Stratton Corp.	292,362	5,403	KBR, Inc.	415,202	7,254
Brink's Co. (The)	98,329	3,071	Kimball International, Inc. Class B	316,748	3,586
Bristow Group, Inc.	80,156	3,611	KLX, Inc.(Æ)	33,800	1,328
BWX Technologies, Inc.	269,784	6,626	Knight Transportation, Inc.	275,854	7,459
CAI International, Inc.(Æ)	34,732	488	Knoll, Inc.	20,408	494
CBIZ, Inc.(Æ)	600,628	5,886	Layne Christensen Co.(Æ)(Ñ)	318,334	2,642
CDI Corp.	21,600	262	Lindsay Corp.(Ñ)	2,279	191
CEB, Inc.	54,099	4,140	Littelfuse, Inc.	34,758	3,198
Celadon Group, Inc.	38,401	833	Lydall, Inc.(Æ)	3,572	106
Clarcor, Inc.	9,840	592	Manitowoc Co., Inc. (The)	102,260	1,807
Commercial Vehicle Group, Inc.(Æ)	249,611	1,475	Matson, Inc.	29,777	1,233
Control4 Corp.(Æ)(Ñ)	72,147	599	MAXIMUS, Inc.	109,707	7,483
Convergys Corp.	59,983	1,506	McGrath RentCorp	93,008	2,359
Con-way, Inc.	184,666	7,163	Modine Manufacturing Co.(Æ)	124,360	1,260
CoStar Group, Inc.(Æ)	19,184	3,862	Moog, Inc. Class A(Æ)	32,741	2,189
Covanta Holding Corp.	40,600	801	MSA Safety, Inc.	97,363	5,029
Covenant Transportation Group, Inc. Class			Multi-Color Corp.	1,433	91
A(Æ)	39,887	942	MYR Group, Inc.(Æ)	37,286	1,120
CPI Aerostructures, Inc.(Æ)	81,967	738	Navigant Consulting, Inc.(Æ)	7,683	121
Crane Co.	93,898	4,995	Navigator Holdings, Ltd.(Æ)	63,200	1,081
Cubic Corp.	18,100	803	Navios Maritime Acquisition Corp.(Ñ)	157,210	623
Curtiss-Wright Corp.	48,934	3,297	Old Dominion Freight Line, Inc.(Æ)	86,118	6,299
Deluxe Corp.	27,116	1,747	On Assignment, Inc.(Æ)	145,065	5,559
DHI Group, Inc.(Æ)	28,410	226	Orion Marine Group, Inc.(Æ)	167,038	1,209
DHT Holdings, Inc.	81,800	650	Paylocity Holding Corp.(Æ)(Ñ)	110,871	3,982

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pitney Bowes, Inc.	58,700	1,228	Aviat Networks, Inc.(Æ)	37,832	43
Powell Industries, Inc.	29,724	887	Avid Technology, Inc.(Æ)(Ñ)	200,538	2,459
Power Solutions International, Inc.(Æ)(Ñ)	2,265	94	Axcelis Technologies, Inc.(Æ)	344,675	1,017
Primoris Services Corp.	66,888	1,214	Barracuda Networks, Inc.(Æ)	32,171	883
Proto Labs, Inc.(Æ)	2,455	185	Bel Fuse, Inc. Class B	14,274	315
Quad/Graphics, Inc.	106,748	1,756	Benchmark Electronics, Inc.(Æ)	185,979	4,103
Radiant Logistics, Inc.(Æ)	230,711	1,465	Bottomline Technologies de, Inc.(Æ)	105,183	2,888
Rand Logistics, Inc.(Æ)	84,100	235	CACI International, Inc. Class A(Æ)	93,268	7,660
Regal Beloit Corp.	88,248	6,127	CalAmp Corp.(Æ)	125,795	2,152
Resources Connection, Inc.	18,471	292	Calix, Inc.(Æ)	117,766	993
Roadrunner Transportation Systems, Inc.(Æ)	214,655	5,620	Callidus Software, Inc.(Æ)	336,245	5,582
RPX Corp. Class A(Æ)	32,400	502	Carbonite, Inc.(Æ)	15,300	183
Scorpio Bulkers, Inc.(Æ)	365,300	661	Cavium, Inc.(Æ)	16,231	1,100
Scorpio Tankers, Inc.	292,024	3,136	Checkpoint Systems, Inc.	273,568	2,391
ServiceSource International, Inc.(Æ)	181,820	964	Ciber, Inc.(Æ)	301,616	998
SkyWest, Inc.	455,311	7,540	Ciena Corp.(Æ)(Ñ)	12,300	313
Spartan Motors, Inc.	6,039	27	Cirrus Logic, Inc.(Æ)	22,400	739
Spirit Airlines, Inc.(Æ)	11,000	658	Coherent, Inc.(Æ)	5,200	301
Standex International Corp.	1,165	87	Cohu, Inc.	254,394	2,521
StealthGas, Inc.(Æ)	136,230	767	Computer Task Group, Inc.	42,343	296
Steelcase, Inc. Class A	255,116	4,554	comScore, Inc.(Æ)	53,911	3,154
SunOpta, Inc.(Æ)	270,912	2,899	Comtech Telecommunications Corp.	2,541	73
Swift Transportation Co. Class A(Æ)	181,667	4,327	Cornerstone OnDemand, Inc.(Æ)	142,891	5,153
Sykes Enterprises, Inc.(Æ)	83,848	2,044	CSG Systems International, Inc.	32,434	1,009
TASER International, Inc.(Æ)(Ñ)	93,347	2,541	CTS Corp.(Æ)	163,000	3,063
Teledyne Technologies, Inc.(Æ)	54,815	5,683	CyberArk Software, Ltd.(Æ)(Ñ)	34,624	2,047
TeleTech Holdings, Inc.	29,883	811	Cypress Semiconductor Corp.(Æ)	226,401	2,599
Tennant Co.	5,169	309	Daktronics, Inc.	6,855	78
Tetra Tech, Inc.	226,222	6,027	Datalink Corp.(Æ)	65,984	447
Thermon Group Holdings, Inc.(Æ)	127,771	3,083	Dealertrack Technologies, Inc.(Æ)	2,100	130
Tidewater, Inc.(Ñ)	93,907	1,834	Demand Media, Inc.(Æ)	59,600	355
Titan Machinery, Inc.(Æ)	41,700	586	Demandware, Inc.(Æ)	28,765	2,173
TriMas Corp.(Æ)	119,131	2,800	Diebold, Inc.	213,136	7,257
Tutor Perini Corp.(Æ)	162,238	3,396	Digi International, Inc.(Æ)	103,300	1,045
Twin Disc, Inc.	8,500	137	Digimarc Corp.(Æ)(Ñ)	41,528	1,650
United Rentals, Inc.(Æ)	32,912	2,205	Diodes, Inc.(Æ)	26,200	581
Vectrus, Inc.(Æ)	76,690	1,779	Dolby Laboratories, Inc. Class A	79,144	2,782
Vishay Precision Group, Inc.(Æ)	8,543	119	Dot Hill Systems Corp.(Æ)	223,321	1,411
Wabtec Corp.	55,451	5,611	EarthLink Holdings Corp.	183,628	1,348
WageWorks, Inc.(Æ)	105,893	5,289	Electro Scientific Industries, Inc.	535,983	2,466
Watts Water Technologies, Inc. Class A	8,576	476	Ellie Mae, Inc.(Æ)	92,381	7,247
Werner Enterprises, Inc.	120,417	3,401	EMCORE Corp.(Æ)	43,698	270
Woodward, Inc.	28,841	1,424	Entegris, Inc.(Æ)	204,392	3,028
		329,156	Envestnet, Inc.(Æ)	49,094	2,223
			EPAM Systems, Inc.(Æ)	73,551	5,451
Technology - 14.2%			ePlus, Inc.(Æ)	5,233	402
Acacia Research Corp.(Ñ)	404,225	3,804	Exar Corp.(Æ)	223,200	1,757
ACI Worldwide, Inc.(Æ)	93,010	2,202	Extreme Networks, Inc.(Æ)	50,100	116
Acxiom Corp.(Æ)	156,608	2,805	FEI Co.	26,272	2,259
ADTRAN, Inc.	343,348	5,665	Finisar Corp.(Æ)	88,118	1,534
Alpha & Omega Semiconductor, Ltd.(Æ)	6,610	52	FormFactor, Inc.(Æ)	669,527	4,841
Ambarella, Inc.(Æ)(Ñ)	20,895	2,421	Fortinet, Inc.(Æ)	62,360	2,977
Amkor Technology, Inc.(Æ)	58,882	260	Globant SA(Æ)	40,250	1,280
ANADIGICS, Inc.(Æ)(Ñ)	13,100	8	Glu Mobile, Inc.(Æ)(Ñ)	314,019	1,842
Anixter International, Inc.(Æ)	19,573	1,296	GrubHub, Inc.(Æ)	76,164	2,415
Applied Micro Circuits Corp.(Æ)(Ñ)	86,300	536	GTT Communications, Inc.(Æ)	56,191	1,305
Applied Optoelectronics, Inc.(Æ)(Ñ)	146,266	2,845	Guidewire Software, Inc.(Æ)	72,072	4,256
ARC Document Solutions, Inc.(Æ)	144,000	995	Harmonic, Inc.(Æ)	174,908	1,051
Aspen Technology, Inc.(Æ)	111,848	4,964	HubSpot, Inc.(Æ)	38,406	2,072
Attunity, Ltd.(Æ)	59,076	847	IAC/InterActiveCorp	19,207	1,484

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 43

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Imation Corp.(Æ)	24,309	100	SuperCom, Ltd.(Æ)	38,200	438
Immersion Corp.(Æ)	251,270	3,447	Synaptics, Inc.(Æ)	9,800	778
Infinera Corp.(Æ)	158,907	3,804	SYNNEX Corp.	30,241	2,287
Infoblox, Inc.(Æ)	193,473	4,547	Synopsys, Inc.(Æ)	45,213	2,299
Inphi Corp.(Æ)	50,346	1,144	Syntel, Inc.(Æ)	13,938	609
Insight Enterprises, Inc.(Æ)	47,330	1,277	Tableau Software, Inc. Class A(Æ)	16,239	1,701
InterDigital, Inc.	23,210	1,255	TechTarget, Inc.(Æ)	247,559	2,144
Jive Software, Inc.(Æ)	44,859	212	TeleNav, Inc.(Æ)	61,776	432
Kemet Corp.(Æ)	56,616	132	Tessera Technologies, Inc.	45,220	1,567
Kimball Electronics, Inc.(Æ)	133,950	1,796	Tremor Video, Inc.(Æ)	63,704	155
Knowles Corp.(Æ)(Ñ)	69,800	1,330	TTM Technologies, Inc.(Æ)	103,275	943
Leidos Holdings, Inc.	11,000	449	Tyler Technologies, Inc.(Æ)	34,462	4,809
Limelight Networks, Inc.(Æ)	233,310	880	Ultimate Software Group, Inc.(Æ)	23,617	4,350
Lionbridge Technologies, Inc.(Æ)	495,913	2,916	Ultratech, Inc.(Æ)	61,000	971
Manhattan Associates, Inc.(Æ)	84,927	5,505	United Online, Inc.(Æ)	557,051	7,743
ManTech International Corp. Class A	210,520	6,276	VeriFone Systems, Inc.(Æ)	132,262	4,256
Marin Software, Inc.(Æ)	173,842	972	Xcerra Corp.(Æ)	493,307	3,100
Marketo, Inc.(Æ)(Ñ)	145,310	4,419	Zynga, Inc. Class A(Æ)	354,200	878
MaxLinear, Inc. Class A(Æ)	99,963	1,088			322,655
Mentor Graphics Corp.	89,484	2,335
Mercury Systems, Inc.(Æ)	59,520	839	Utilities - 2.7%
Methode Electronics, Inc.	57,124	1,533	8x8, Inc.(Æ)	93,861	817
Micrel, Inc.	24,635	344	Alaska Communications Systems Group, Inc.
MicroStrategy, Inc. Class A(Æ)	260	53	(Æ)	15,500	33
Model N, Inc.(Æ)	88,235	1,002	American States Water Co.	111,026	4,280
Monotype Imaging Holdings, Inc.	262,431	6,542	Artesian Resources Corp. Class A	5,070	109
NeoPhotonics Corp.(Æ)	132,170	1,171	Avista Corp.	30,813	1,017
NeuStar, Inc. Class A(Æ)(Ñ)	16,314	504	Black Hills Corp.	15,100	629
NVE Corp.	3,067	183	Boingo Wireless, Inc.(Æ)	263,163	2,561
Oclaro, Inc.(Æ)(Ñ)	486,165	1,118	California Water Service Group	8,191	176
OmniVision Technologies, Inc.(Æ)	77,337	1,889	Chesapeake Utilities Corp.	21,992	1,131
Paycom Software, Inc.(Æ)	24,739	792	Consolidated Water Co., Ltd.	61,119	740
PC Connection, Inc.	52,248	1,159	Empire District Electric Co. (The)	47,032	1,082
PDF Solutions, Inc.(Æ)	516,388	7,235	FairPoint Communications, Inc.(Æ)(Ñ)	105,354	1,751
Perficient, Inc.(Æ)	219,475	3,562	Hawaiian Telcom Holdco, Inc.(Æ)	11,893	296
Photronics, Inc.(Æ)	302,687	2,497	IDT Corp. Class B	33,000	562
Plantronics, Inc.	18,500	1,074	Iridium Communications, Inc.(Æ)(Ñ)	349,227	2,591
Plexus Corp.(Æ)	105,646	4,029	j2 Global, Inc.	104,867	7,383
PMC-Sierra, Inc.(Æ)	341,787	2,328	Laclede Group, Inc. (The)	3,338	181
Polycom, Inc.(Æ)	246,012	2,800	MGE Energy, Inc.	3,471	138
Power Integrations, Inc.	53,995	2,093	New Jersey Resources Corp.	105,270	3,042
Progress Software Corp.(Æ)	254,592	7,556	Northwest Natural Gas Co.	29,265	1,267
Proofpoint, Inc.(Æ)	96,686	6,256	NorthWestern Corp.	49,194	2,649
PROS Holdings, Inc.(Æ)	70,694	1,546	NRG Yield, Inc. Class A(Ñ)	157,558	3,105
Q2 Holdings, Inc.(Æ)	98,897	2,689	PC-Telephone, Inc.	1,000	7
QAD, Inc. Class A	32,600	870	Phillips 66 Partners, LP(Ñ)	48,396	3,016
QLogic Corp.(Æ)	112,723	1,000	Piedmont Natural Gas Co., Inc.(Ñ)	32,174	1,223
Qualys, Inc.(Æ)	97,022	3,586	PNM Resources, Inc.	65,215	1,720
Quantum Corp.(Æ)	147,299	156	Portland General Electric Co.	107,485	3,871
Radware, Ltd.(Æ)	62,637	1,193	Premiere Global Services, Inc.(Æ)	33,693	364
Rambus, Inc.(Æ)	125,890	1,648	Pure Cycle Corp.(Å)(Æ)(Ñ)	322,014	1,526
Rofin-Sinar Technologies, Inc.(Æ)	18,765	468	South Jersey Industries, Inc.	367,943	8,919
Rudolph Technologies, Inc.(Æ)	63,075	708	Southwest Gas Corp.	40,312	2,271
Sanmina Corp.(Æ)	2,590	57	UIL Holdings Corp.	13,348	640
Science Applications International Corp.	102,142	5,483	Unitil Corp.	13,382	476
ShoreTel, Inc.(Æ)	58,778	417	Vonage Holdings Corp.(Æ)	183,406	1,172
Sigma Designs, Inc.(Æ)	181,250	1,880			60,745
Silver Spring Networks, Inc.(Æ)	84,542	947
SPS Commerce, Inc.(Æ)	107,386	7,748	Total Common Stocks
Super Micro Computer, Inc.(Æ)	3,318	88	(cost $1,971,475)		2,173,895

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$

	Warrants & Rights - 0.0%
	Magnum Hunter Resources Corp.(Å)(Æ)
	2016 Warrant	26,846		—
	Total Warrants & Rights
	(cost $—)			—

Short	-Term Investments - 4.3%
	Russell U.S. Cash Management Fund	90,832,899	(8)	90,833
	United States Treasury Bills
	0.051% due 11/12/15	6,102		6,101
	Total Short-Term Investments
	(cost $96,934)			96,934

	Other Securities - 7.0%
	Russell U.S. Cash Collateral Fund(×)	159,977,420(8)		159,977
	Total Other Securities
	(cost $159,977)			159,977

	Total Investments 107.0%
	(identified cost $2,228,386)			2,430,806

	Other Assets and Liabilities, Net
-	(7.0%)			(158,311)
	Net Assets - 100.0%			2,272,495

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 45

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
FRP Holdings, Inc.	10/06/14	61,531	31.14	1,916	1,816
FRP Holdings, Inc.	01/05/15	14,800	33.08	490	437
LCNB Corp.	10/31/13	104,028	17.31	1,801	1,665
LCNB Corp.	06/12/14	7,858	15.80	124	126
Magnum Hunter Resources Corp.	09/12/13	26,846	—	—	—
Pure Cycle Corp.	09/10/13	301,174	5.40	1,628	1,427
Pure Cycle Corp.	06/12/14	20,840	6.12	127	99
US Antimony Corp.	09/10/13	1,254,586	1.67	2,100	815
6,385
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Long Positions
Russell 2000 Mini Index Futures	782	USD	96,593	09/15	(2,061)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(2,061)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$339,407	$—		$—	$339,407
Consumer Staples	70,732	—		—	70,732
Energy	75,571	—		—	75,571
Financial Services	552,259	—		—	552,259
Health Care	296,032	—		—	296,032
Materials and Processing	127,338	—		—	127,338
Producer Durables	329,156	—		—	329,156
Technology	322,655	—		—	322,655
Utilities	60,745	—		—	60,745
Warrants & Rights	—	—		—	—
Short-Term Investments	—	96,934		—	96,934
Other Securities	—	159,977		—	159,977
Total Investments	2,173,895	256,911		—	2,430,806

Other Financial Instruments
Futures Contracts	(2,061)	—		—	(2,061)
Total Other Financial Instruments*	$(2,061)	$—		$—	$(2,061)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

46 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.0%			Erste Group Bank AG(Æ)	351,367	10,518
Australia - 2.1%			EVN AG	7,205	81
ALS, Ltd.	20,292	79	Immofinanz AG(Æ)	593,069	1,455
Amalgamated Holdings, Ltd.	84,893	782	Mayr Melnhof Karton AG	734	85
Amcor, Ltd. Class A	175,408	1,846	OMV AG	5,012	133
Asciano, Ltd.	430,245	2,552	Raiffeisen Bank International AG(Æ)	4,438	65
ASX, Ltd. - ADR	17,166	557	S IMMO AG(Æ)	10,800	96
Aurizon Holdings, Ltd.	220,433	853	Strabag SE	3,293	80
Austal, Ltd.	1,087,900	1,574	UNIQA Insurance Group AG	8,761	83
Australia & New Zealand Banking			Verbund AG Class A	5,178	80
Group, Ltd. - ADR	364,996	8,708	Vienna Insurance Group AG Wiener
Australian Pharmaceutical Industries,			Versicherung Gruppe	1,923	66
Ltd. Class A	542,800	630	Voestalpine AG	7,211	309
Bendigo & Adelaide Bank, Ltd.	129,262	1,239			13,273
BGP Holdings PLC(Å)(Æ)	559,805	—
BHP Billiton, Ltd. - ADR	282,665	5,436	Belgium - 1.6%
Challenger, Ltd.	28,091	147	Ackermans & van Haaren NV	1,182	181
Coca-Cola Amatil, Ltd.	192,390	1,304	Ageas	10,523	433
Cochlear, Ltd.	5,161	345	AGFA-Gevaert NV(Æ)	528,758	1,588
Commonwealth Bank of Australia - ADR	90,745	5,799	Anheuser-Busch InBev NV	144,049	17,169
Computershare, Ltd.	45,224	408	Barco NV	23,149	1,532
CSL, Ltd.	12,224	883	bpost SA	158,474	4,481
Dexus Property Group(ö)	84,199	478	Compagnie D'Enterprises(Æ)	650	87
Downer EDI, Ltd.	449,300	1,492	Delhaize Group	20,857	1,881
Echo Entertainment Group, Ltd.	419,100	1,536	D'ieteren SA	2,382	87
Evolution Mining, Ltd.	2,068,531	1,511	Elia System Operator SA	4,551	191
Federation Centres(ö)	174,928	383	Groupe Bruxelles Lambert SA	14,153	1,167
Flight Centre, Ltd.(Ñ)	32,185	837	KBC Ancora	24,180	997
Fortescue Metals Group, Ltd.(Ñ)	85,632	116	KBC Groep NV	106,161	7,392
Goodman Group(ö)	131,336	626	ONTEX Group NV(Æ)	7,230	220
GPT Group (The)(ö)	141,406	476	Proximus	137,718	5,184
Incitec Pivot, Ltd.	79,371	210	Sofina SA	884	102
Insurance Australia Group, Ltd.	221,595	952	UCB SA	56,336	4,358
Macquarie Group, Ltd.	79,951	4,798	Umicore SA	48,910	2,142
Mirvac Group(ö)	274,240	378			49,192
National Australia Bank, Ltd. - ADR	151,830	3,850
Newcrest Mining, Ltd.(Æ)	36,831	304	Bermuda - 0.3%
Orica, Ltd.	137,222	1,924	BW LPG, Ltd.(Þ)	123,100	1,007
Origin Energy, Ltd.	37,689	312	Cheung Kong Infrastructure Holdings,
QBE Insurance Group, Ltd.	55,087	587	Ltd.	54,000	470
Ramsay Health Care, Ltd.	24,087	1,175	Chinese Estates Holdings, Ltd.	25,000	59
Rio Tinto, Ltd. - ADR	20,416	788	Emperor Entertainment Hotel, Ltd.	540,000	121
Sandfire Resources NL	80,900	355	Emperor International Holdings, Ltd.	6,762,000	1,426
Santos, Ltd.	50,866	274	Esprit Holdings, Ltd.	102,100	98
Seven Group Holdings, Ltd.	95,300	385	First Pacific Co., Ltd.	124,000	99
Stockland(ö)	181,368	563	Genting Hong Kong, Ltd.	216,000	74
Suncorp Group, Ltd.	91,098	951	Great Eagle Holdings, Ltd.	234,000	814
Tabcorp Holdings, Ltd.	58,541	207	Guoco Group, Ltd.	8,000	91
Tatts Group, Ltd.	179,845	522	Hongkong Land Holdings, Ltd.	61,800	478
Telstra Corp., Ltd.	165,227	783	Jardine Matheson Holdings, Ltd.	14,000	763
Wesfarmers, Ltd.	42,297	1,310	Jardine Strategic Holdings, Ltd.	29,500	887
Westfield Corp.(Æ)(ö)	165,842	1,214	Li & Fung, Ltd.	2,923,164	2,259
Westpac Banking Corp.	71,159	1,812	Noble Group, Ltd.	220,800	73
Woodside Petroleum, Ltd.	41,239	1,075	Orient Overseas International, Ltd.	31,000	153
WorleyParsons, Ltd.	10,196	69	VimpelCom, Ltd. - ADR	12,432	72
		65,395			8,944

Austria - 0.4%			Brazil - 0.3%
Austria Technologie & Systemtechnik			Embraer SA - ADR	287,400	8,004
AG(Æ)	13,098	222

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 47

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Itau Unibanco Holding SA - ADR	176,423	1,531	Great-West Lifeco, Inc.(Ñ)(Þ)	12,900	365
		9,535	H&R Real Estate Investment Trust(ö)	6,945	119
			Husky Energy, Inc.	15,929	291
Canada - 3.6%			Imperial Oil, Ltd.	13,876	513
Alimentation Couche-Tard, Inc. Class			Industrial Alliance Insurance &
B(Ñ)	222,724	9,940	Financial Services, Inc.	5,399	182
Artis Real Estate Investment Trust(ö)	56,100	565	Keyera Corp.	8,418	277
Atco, Ltd. Class I	3,855	116	Kinross Gold Corp.(Æ)	37,915	70
Bank of Montreal(Ñ)	15,567	869	Lake Shore Gold Corp.(Æ)(Þ)	151,200	127
Bank of Nova Scotia (The)	53,877	2,644	Loblaw Cos., Ltd.	43,173	2,354
Bankers Petroleum, Ltd.(Æ)	711,100	1,387	Lucara Diamond Corp.	135,460	207
Barrick Gold Corp.	42,024	297	Lundin Mining Corp.(Æ)	30,567	110
Baytex Energy Corp.(Ñ)	8,667	75	Magellan Aerospace Corp.(Æ)	41,050	578
Boardwalk Real Estate Investment			Magna International, Inc. Class A(Ñ)	129,200	7,020
Trust(Ñ)(ö)	33,138	1,458	Manulife Financial Corp.	23,698	420
Brookfield Asset Management, Inc. Class			Medical Facilities Corp(Æ)	28,200	307
A(Æ)	175,740	6,121	Metro, Inc. Class A	53,400	1,453
Brookfield Asset Management, Inc.			Morguard Corp.	11,000	1,153
Class A	66,300	2,315	Morguard North American Residential
Brookfield Canada Office Pro REIT(Æ)			Real Estate Investment Trust(ö)	51,700	397
(ö)	3,909	78	Morguard Real Estate Investment
Burcon NutraScience Corp.(Æ)(Þ)	414,502	1,075	Trust(Ñ)(ö)	29,500	371
Cameco Corp.	20,160	277	National Bank of Canada	6,697	234
Canadian Imperial Bank of Commerce(Þ)	14,116	1,009	North West Co., Inc. (The)	46,500	978
Canadian National Railway Co.(Æ)(Þ)	83,798	5,232	Power Corp. of Canada	48,598	1,143
Canadian National Railway Co.	3,039	190	Power Financial Corp.	12,713	337
Canadian Natural Resources, Ltd.	52,075	1,271	Precision Drilling Corp.	12,056	61
Canadian Oil Sands, Ltd.	25,594	146	RioCan Real Estate Investment Trust(ö)	25,114	514
Canadian Tire Corp., Ltd. Class A	14,408	1,436	RONA, Inc.	138,950	1,629
Canfor Corp.(Æ)	15,773	287	Royal Bank of Canada - GDR(Ñ)	95,316	5,558
Canfor Pulp Products, Inc.	111,340	1,066	Silver Standard Resources, Inc.(Æ)(Ñ)	125,300	720
Cascades, Inc.	232,330	1,355	Smart Real Estate Investment(Æ)	66,104	1,532
CCL Industries, Inc. Class B	1,600	224	SNC-Lavalin Group, Inc.	7,737	253
Celestica, Inc.(Æ)	128,800	1,725	Sun Life Financial, Inc.	19,942	651
Cenovus Energy, Inc.	32,787	478	Suncor Energy, Inc.	492,874	13,883
Centerra Gold, Inc.	14,800	74	Teck Resources, Ltd. Class B	19,451	143
Choice Properties Real Estate			Thomson Reuters Corp.	9,730	428
Investment Trust(ö)	10,156	89	TMX Group, Ltd.	4,349	164
Cominar Real Estate Investment Trust(ö)	5,715	77	Toronto Dominion Bank	66,245	2,673
Constellation Software, Inc.(Þ)	200	89	TransAlta Corp.	14,061	89
Crescent Point Energy Corp.(Ñ)	24,900	377	Uni-Select, Inc.	5,700	256
Dollarama, Inc.	72,722	4,329	Valeant Pharmaceuticals International,
Dominion Diamond Corp.(Æ)	127,900	1,592	Inc.(Æ)	11,911	3,067
Dream Global Real Estate Investment			Yamana Gold, Inc.	24,154	48
Trust(Æ)	128,800	955	Yellow Pages, Ltd.(Æ)	32,300	449
Eldorado Gold Corp.(Ñ)	30,313	104			110,306
Element Financial Corp.(Æ)	16,706	253
Empire Co., Ltd. Class A	23,060	1,559	Cayman Islands - 0.9%
Encana Corp.	187,384	1,424	Alibaba Group Holding, Ltd. - ADR(Æ)	55,720	4,365
Entertainment One, Ltd.	28,900	151	Baidu, Inc. - ADR(Æ)	35,054	6,052
Extendicare, Inc.(Æ)	64,600	426	China Mengniu Dairy Co., Ltd.	566,000	2,560
Fairfax Financial Holdings, Ltd.	6,685	3,224	Hutchison Telecommunications Hong
Finning International, Inc.	8,647	150	Kong Holdings, Ltd.	3,606,000	1,582
First Capital Realty, Inc. Class A	5,960	84	JD.com, Inc. - ADR(Æ)	59,702	750
First Quantum Minerals, Ltd.(Æ)	32,060	256	NetEase, Inc. - ADR	24,707	3,425
Fortis, Inc.	13,578	389	Sands China, Ltd.	1,173,600	5,201
Genworth MI Canada, Inc.(Ñ)	27,226	644	Vipshop Holdings, Ltd. - ADR(Æ)(Ñ)	164,001	3,196
Gibson Energy, Inc.	11,211	165	Xinyi Glass Holdings, Ltd.	148,000	78
Goldcorp, Inc.	35,695	476			27,209
Great Canadian Gaming Corp.(Æ)	39,000	659

See accompanying notes which are an integral part of this quarterly report.

48 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China - 0.1%			Credit Agricole SA	543,708	8,556
China Construction Bank Corp. Class H	2,908,000	2,368	Danone SA	101,234	6,854
Hua Hong Semiconductor, Ltd.(Æ)(Þ)	685,000	670	Dassault Systemes SA	30,164	2,275
		3,038	Eiffage SA	3,625	218
			Electricite de France SA	10,862	259
Czech Republic - 0.2%			Elis SA(Æ)	10,350	171
CEZ AS	310,375	7,522	Eramet(Æ)(Ñ)	1,072	71
			Essilor International SA	4,285	548
Denmark - 2.0%			Etablissements Maurel et Prom(Æ)	33,000	212
AP Moeller - Maersk A/S Class B	380	647	Euler Hermes Group	780	81
Bavarian Nordic A/S(Æ)	32,565	1,536	Eutelsat Communications SA	22,100	673
Carlsberg A/S Class B	24,003	2,090	Faurecia	159,318	6,119
Danske Bank A/S	734,499	22,911	Financiere de L'Odet	153	179
DSV A/S	20,837	712	Fonciere Des Regions(ö)	2,446	211
FLSmidth & Co. A/S	2,527	113	GDF Suez	243,477	4,675
GN Store Nord A/S	52,364	1,063	GDF Suez(Å)(Æ)	55,671	—
H Lundbeck A/S(Æ)	3,991	94	Guerbet(Æ)	2,570	165
Novo Nordisk A/S Class B	231,023	13,641	Havas SA	72,431	623
Pandora A/S	53,561	6,019	Hermes International	7,143	2,780
Schouw & Co.	27,625	1,501	Ipsen SA	58,358	3,748
TDC A/S	1,445,667	10,903	JCDecaux SA(Ñ)	66,940	2,564
Topdanmark A/S(Æ)	16,111	444	Lafarge SA	1,976	115
		61,674	Lectra SA(Æ)	2,910	42
Finland - 0.6%			Legrand SA - ADR	43,367	2,668
Atria OYJ Class A	8,064	79	L'Oreal SA	26,787	5,006
Cargotec OYJ Class B	2,713	94	LVMH Moet Hennessy Louis Vuitton
Fortum OYJ	17,548	308	SE - ADR	44,208	8,276
Kesko OYJ Class B	42,902	1,666	Metropole Television SA	78,330	1,584
Kone OYJ Class B(Ñ)	67,195	2,813	Natixis SA	459,184	3,371
Orion OYJ Class B	128,568	5,362	Orange SA - ADR	56,133	921
Outokumpu OYJ(Æ)(Ñ)	15,431	71	Pernod Ricard SA	56,673	6,793
Sampo OYJ Class A	92,317	4,560	Peugeot SA(Æ)	19,097	382
Sponda OYJ	394,861	1,571	Publicis Groupe SA - ADR	139,431	10,552
Stora Enso OYJ Class R	35,669	335	Rallye SA	50,321	1,482
Tieto OYJ(Æ)	47,710	1,221	Renault SA	7,832	721
UPM-Kymmene OYJ	20,375	376	Rexel SA Class H	11,150	176
		18,456	Safran SA	60,367	4,564
			Sanofi - ADR	443,371	47,672
France - 8.9%			Schneider Electric SE	297,607	20,764
Air Liquide SA Class A	53,418	6,947	SCOR SE - ADR	165,315	6,338
Alstom SA(Æ)	10,926	321	Societe BIC SA	18,261	3,130
Altamir(Æ)	66,091	798	Societe Financière Foncière et de
Arkema SA	3,856	300	Participations(Æ)	18,137	1,421
AXA SA	141,132	3,716	Societe Generale SA	19,937	979
BNP Paribas SA	69,149	4,503	Societe Television Francaise 1	6,722	116
Boiron SA	7,859	872	Suez Environnement Co.	13,638	262
Bonduelle SCA(Æ)	4,148	119	Tarkett(Æ)	6,722	159
Bouygues SA - ADR	311,327	11,462	Technip SA	106,783	6,081
Bureau Veritas SA	73,952	1,729	Teleperformance - GDR	4,432	329
Caisse Regionale de Credit Agricole			Thales SA	17,818	1,207
Mutuel Nord de France	17,016	335	Total SA	415,001	20,567
Capital Gemini SA	123,289	11,779	Unibail-Rodamco SE(ö)	6,273	1,670
Carrefour SA	16,833	579	Valeo SA	40,824	5,444
Casino Guichard Perrachon SA(Æ)	94,939	7,050	Vallourec SA	407,331	6,684
Cegedim SA Class A(Æ)	920	40	Veolia Environnement SA	17,794	397
Cegid Group SA	6,297	272	Vicat	4,213	314
Christian Dior SE	4,050	839	Vinci SA	51,285	3,288
Cie de Saint-Gobain	15,065	714	Vivendi SA - ADR	258,525	6,803
CNP Assurances	8,552	144
Compagnie Des Alpes(Æ)	2,060	41

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 49

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wendel SA	1,518	202	Volkswagen AG	51,380	10,391
		274,022	Wacker Chemie AG(Ñ)	24,820	2,493
			Wuestenrot & Wuerttemberg NPV(Æ)	3,320	61
Germany - 6.3%			Zalando SE(Æ)(Þ)	99,156	3,382
adidas AG	19,111	1,564			192,774
ADVA AG Optical Networking(Æ)	88,110	1,023
Allianz SE	23,448	3,844	Hong Kong - 2.3%
Aurubis AG	4,721	283	AIA Group, Ltd.	2,762,369	17,982
Axel Springer SE Class A	5,615	314	Bank of East Asia, Ltd. (The)	71,600	290
BASF SE	12,203	1,053	CGN Meiya Power Holdings Co., Ltd.(Æ)	4,120,000	1,288
Bayer AG	106,231	15,692	Champion REIT(Æ)(ö)	2,786,000	1,544
Bayerische Motoren Werke AG	44,727	4,490	China Mobile, Ltd.	779,000	10,144
Beiersdorf AG(Æ)	59,278	5,068	China Overseas Land & Investment, Ltd.	852,000	2,685
Bidvest Group, Ltd.(Æ)	117,693	2,879	China South City Holdings, Ltd.	204,000	60
Bilfinger SE(Ñ)	2,074	86	CLP Holdings, Ltd.	93,500	794
Commerzbank AG(Æ)	37,216	483	Global Brands Group Holdings, Ltd.(Æ)	8,439,164	1,866
Continental AG	46,183	10,329	Guangdong Investment, Ltd.	3,143,000	4,251
Daimler AG	154,216	13,795	Hang Lung Group, Ltd.	43,000	194
Deutsche Annington Immobilien SE	4,780	149	Hang Lung Properties, Ltd. - ADR	123,000	351
Deutsche Bank AG	29,448	1,038	Henderson Land Development Co., Ltd.	543,200	3,585
Deutsche Beteiligungs AG	17,397	563	HK Electric Investments, Ltd.(Þ)	133,000	93
Deutsche Boerse AG	306,678	27,863	Hongkong & Shanghai Hotels, Ltd. (The)	62,000	82
Deutsche Lufthansa AG(Æ)	11,499	156	Hopewell Holdings, Ltd.	54,000	186
Deutsche Post AG	22,362	676	Hysan Development Co., Ltd.	236,000	1,009
Deutsche Telekom AG	179,689	3,250	Lai Sun Development Co., Ltd.	37,284,000	809
Deutsche Wohnen AG	3,343	83	Lenovo Group, Ltd.	2,720,000	2,946
E.ON SE	45,072	595	Link REIT (The)(ö)	268,000	1,575
Evonik Industries AG	25,359	1,017	MTR Corp., Ltd.	134,500	598
Fielmann AG	6,408	424	New World Development Co., Ltd.	147,000	177
Freenet AG	124,202	4,270	Pico Far East Holdings, Ltd.	548,000	162
Fresenius SE & Co. KGaA	35,112	2,423	Power Assets Holdings, Ltd.	147,500	1,389
GEA Group AG	7,532	319	Regal Real Estate Investment Trust(ö)	4,135,000	1,163
Gerresheimer AG - GDR	24,889	1,830	Sino Land Co., Ltd.	986,000	1,530
Hannover Rueck SE	34,444	3,653	Sun Hung Kai Properties, Ltd.	156,000	2,406
HeidelbergCement AG	37,487	2,860	SUNeVision Holdings Ltd.(Æ)	529,000	170
Henkel AG & Co. KGaA	4,879	493	Swire Pacific, Ltd. Class A	95,821	1,226
Hochtief AG	1,026	90	Swire Properties, Ltd.	58,400	188
Infineon Technologies AG - ADR	256,980	2,881	Tai Cheung Holdings, Ltd.(Æ)	179,000	158
K&S AG	7,322	301	Television Broadcasts, Ltd.	295,034	1,560
Krones AG	19,608	2,264	Tencent Holdings, Ltd.(Æ)	348,500	6,491
Lanxess AG	4,741	274	Value Partners Group, Ltd.	332,000	389
Linde AG	35,065	6,631	Wharf Holdings, Ltd. (The)	63,000	400
Merck KGaA	56,854	5,785	Wheelock & Co., Ltd.	39,000	201
Metro AG	6,396	202			69,942
MTU Aero Engines AG	20,376	1,872
Muenchener Rueckversicherungs-			Hungary - 0.2%
Gesellschaft AG in Muenchen	27,934	5,140	OTP Bank PLC	304,350	6,248
Nordex SE(Æ)	55,260	1,574
ProSiebenSat.1 Media SE	72,431	3,710	India - 0.6%
Puma SE	487	92	HDFC Bank, Ltd. - ADR	111,915	6,991
Rational AG	4,211	1,646	Housing Development Finance Corp.,
Rheinmetall AG	1,805	98	Ltd.	204,766	4,279
Rhoen Klinikum AG	88,330	2,456	ICICI Bank, Ltd. - ADR	352,080	3,545
RWE AG	25,446	530	Tata Motors, Ltd. - ADR	109,694	3,254
Salzgitter AG	32,942	1,177			18,069

SAP SE - ADR	105,702	7,579	Indonesia - 0.1%
Siemens AG	148,069	15,851	Bank Rakyat Indonesia Persero Tbk PT	1,528,500	1,127
Software AG	83,874	2,512
Suedzucker AG	5,899	97
Talanx AG	34,985	1,120

See accompanying notes which are an integral part of this quarterly report.

50 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Telekomunikasi Indonesia Persero Tbk			UnipolSai SpA	40,849	106
PT	8,341,300	1,809			67,901
		2,936
			Japan - 14.6%
Ireland - 1.1%			Aderans Co., Ltd.	47,900	389
Bank of Ireland(Æ)	7,247,230	3,046	Aeon Co., Ltd.	25,200	385
CRH PLC	471,000	14,014	Aichi Bank, Ltd. (The)	2,000	112
DCC PLC	42,911	3,390	Aisin Seiki Co., Ltd.	8,900	361
James Hardie Industries PLC	193,627	2,683	Ajinomoto Co., Inc.	41,000	946
Ryanair Holdings PLC - ADR(Æ)	61,025	4,523	Alfresa Holdings Corp.	10,800	182
Total Produce PLC	129,028	183	Amada Holdings Co., Ltd.	510,600	5,018
XL Group PLC Class A	160,925	6,118	Aoyama Trading Co., Ltd.	8,100	322
		33,957	Artnature, Inc.(Æ)	6,900	59
			Asahi Glass Co., Ltd.	41,000	241
Isle of Man - 0.2%			Asahi Group Holdings, Ltd.	21,500	721
Playtech PLC	326,207	4,617	Asahi Kasei Corp.	206,000	1,570
			Ashikaga Holdings Co., Ltd.	72,800	306
Israel - 1.0%			ASKA Pharmaceutical Co., Ltd.(Æ)	59,800	773
Bank Hapoalim BM	35,198	195	Astellas Pharma, Inc.	817,300	12,341
Bank Leumi Le-Israel BM(Æ)	42,717	186	Bandai Namco Holdings, Inc.	64,700	1,438
Check Point Software Technologies, Ltd.			Bank of Yokohama, Ltd. (The)	88,000	558
(Æ)	55,410	4,476	Belluna Co., Ltd.	16,500	99
Israel Discount Bank, Ltd. Class A(Æ)	897,299	1,808	Benesse Holdings, Inc.	3,500	95
Mizrahi Tefahot Bank, Ltd.	7,188	92	Bridgestone Corp.	5,400	204
Orbotech, Ltd.(Æ)	36,431	694	Brother Industries, Ltd.	67,500	935
Teva Pharmaceutical Industries, Ltd.			Calbee, Inc.	16,500	736
- ADR	313,103	21,610	Calsonic Kansei Corp.	220,000	1,603
		29,061	Canon Marketing Japan, Inc.	40,300	636

Italy - 2.2%			Canon, Inc.	447,400	14,311
A2A SpA	122,448	156	Cawachi, Ltd.	29,500	472
ACEA SpA	49,828	655	Century Tokyo Leasing Corp.	3,100	106
Assicurazioni Generali SpA	34,621	681	Chiba Bank, Ltd. (The)	49,000	390
Atlantia SpA	142,881	3,813	Chiyoda Corp.	10,000	81
Banca IFIS SpA	23,150	577	Chubu Electric Power Co., Inc.	16,800	286
Banca Monte dei Paschi di Siena			Chugoku Bank, Ltd. (The)	8,700	136
SPA(Æ)	138,468	274	Chugoku Electric Power Co., Inc. (The)	12,900	193
Banca Popolare dell'Emilia Romagna SC	17,916	158	Coca-Cola West Co., Ltd.	13,400	270
Banco Popolare SC(Æ)	15,097	261	Cocokara Fine, Inc.(Æ)	8,600	323
Buzzi Unicem SpA	39,880	450	CONEXIO Corp.	53,200	632
Cementir Holding SpA	32,308	217	Cosmo Oil Co., Ltd.	271,000	439
Credito Emiliano SpA	9,637	81	Credit Saison Co., Ltd.	7,800	172
Davide Campari-Milano SpA	44,857	359	Dai Nippon Printing Co., Ltd.	27,000	301
De Longhi SPA(Æ)	14,680	358	Daicel Chemical Industries, Ltd.	151,000	2,055
DiaSorin SpA	11,420	524	Daido Steel Co., Ltd.	21,000	80
Enel Green Power SpA	79,313	165	Daihatsu Motor Co., Ltd.	642,600	9,130
Enel SpA	2,548,505	11,990	Daihen Corp.	96,000	447
ENI SpA - ADR	1,177,753	20,609	Dai-ichi Life Insurance Co., Ltd. (The)	273,925	5,566
ERG SpA	71,678	930	Daikin Industries, Ltd.	74,700	4,830
EXOR SpA	4,264	215	Daito Trust Construction Co., Ltd.	5,300	561
Hera SpA	41,497	104	Daiwabo Holdings Co., Ltd.	735,000	1,387
Intesa Sanpaolo SpA	1,894,497	7,282	DCM Holdings Co., Ltd.	169,300	1,546
Parmalat SpA(Þ)	235,588	620	Denso Corp.	137,500	6,817
Recordati SpA	129,368	3,220	DTS Corp.	36,600	820
Saipem SpA - ADR(Æ)(Ñ)	11,992	105	Eisai Co., Ltd.	86,100	5,614
Telecom Italia SpA(Æ)	6,625,250	8,757	Electric Power Development Co., Ltd.	5,800	201
UniCredit SpA	57,606	382	FANUC Corp.	39,100	6,541
Unione di Banche Italiane SCpA	390,485	3,164	Fidea Holdings Co., Ltd.(Æ)	140,300	300
Unipol Gruppo Finanziario SpA	314,751	1,688	Fuji Electric Co., Ltd.	2,552,000	10,583
			Fuji Heavy Industries, Ltd.	133,800	4,962
			Fuji Soft, Inc.	70,000	1,467

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 51

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FUJIFILM Holdings Corp.	71,500	2,845	Kokuyo Co., Ltd.(Æ)	124,600	1,298
Fujishoji Co., Ltd.	78,800	911	Komatsu, Ltd.	5,200	96
Fujitsu, Ltd.	2,046,000	10,762	Konami Corp.	4,200	88
Fukuda Denshi Co., Ltd.	1,700	89	Konoike Transport Co., Ltd.	46,200	598
Fukuoka Financial Group, Inc.	34,000	175	Kose Corp.	14,500	1,416
Fuyo General Lease Co., Ltd.	15,200	637	Kuraray Co., Ltd.	16,200	191
Geo Holdings Corp.	81,600	1,123	Kyocera Corp.	69,200	3,568
GMO internet, Inc.	34,500	575	LIXIL Group Corp.	10,800	217
Gunma Bank, Ltd.	17,000	127	Mabuchi Motor Co., Ltd.	56,600	3,403
Hachijuni Bank, Ltd. (The)	75,000	582	Maeda Road Construction Co., Ltd.	79,000	1,447
Hankyu Hanshin Holdings, Inc.	26,000	164	Marubeni Corp.	52,000	290
Haseko Corp.	106,800	1,348	Medipal Holdings Corp.	9,500	170
Heiwado Co., Ltd.	62,500	1,356	Meitec Corp.	41,500	1,644
Hiroshima Bank, Ltd. (The)	13,000	76	Mitsubishi Chemical Holdings Corp.	68,000	446
Hitachi Capital Corp.	20,800	567	Mitsubishi Corp.	27,700	600
Hitachi Chemical Co., Ltd.	18,800	333	Mitsubishi Electric Corp.	62,000	665
Hitachi Construction Machinery Co.,			Mitsubishi Gas Chemical Co., Inc.	17,000	95
Ltd.	5,100	85	Mitsubishi Heavy Industries, Ltd.	512,000	2,716
Hitachi, Ltd.	1,664,000	10,792	Mitsubishi Materials Corp.	52,000	188
Hokkaido Electric Power Co., Inc.(Æ)	68,100	822	Mitsubishi Motors Corp.	27,300	232
Hokuhoku Financial Group, Inc.	76,000	180	Mitsubishi Shokuhin Co., Ltd.(Æ)	16,300	362
Hokuriku Electric Power Co.	9,100	140	Mitsubishi Tanabe Pharma Corp.	85,300	1,427
Honda Motor Co., Ltd.	762,770	25,695	Mitsubishi UFJ Financial Group, Inc.	1,544,500	11,203
Hoshizaki Electric Co., Ltd.	9,400	561	Mitsubishi UFJ Lease & Finance Co.,
Hoya Corp.	383,400	16,221	Ltd.	22,700	122
Ibiden Co., Ltd.	5,200	86	Mitsuboshi Belting Co., Ltd.	44,000	350
Idemitsu Kosan Co., Ltd.	5,400	99	Mitsui & Co., Ltd.	35,900	466
Iida Group Holdings(Æ)	382,700	6,713	Mitsui Chemicals, Inc.	31,000	117
Information Services International-			Mitsui Fudosan Co., Ltd.	102,000	2,894
Dentsu, Ltd.(Æ)	74,500	891	Mitsui High-Tec, Inc.	26,000	164
Inpex Corp.	305,700	3,330	Mitsui OSK Lines, Ltd.	33,000	99
ITOCHU Corp.	1,013,700	12,475	Mizuho Financial Group, Inc.	1,226,500	2,660
Itoki Corp.	14,500	79	MS&AD Insurance Group Holdings, Inc.	109,900	3,461
Iyo Bank, Ltd. (The)	10,700	136	Murata Manufacturing Co., Ltd.	26,000	3,846
Izumi Co., Ltd.	4,500	210	Nagoya Railroad Co., Ltd.	23,000	86
J Front Retailing Co., Ltd.	6,100	115	Nexon Co., Ltd.	67,500	924
Jafco Co., Ltd.	34,300	1,683	NH Foods, Ltd.	4,000	98
Japan Display, Inc.(Æ)	23,200	72	NHK Spring Co., Ltd.	39,600	420
Japan Petroleum Exploration Co., Ltd.	2,600	82	Nichi-iko Pharmaceutical Co., Ltd.	40,000	1,375
Japan Tobacco, Inc.	118,400	4,594	NIFTY Corp.	5,300	60
Jeol, Ltd.	79,000	333	Nikon Corp.	16,500	196
JFE Holdings, Inc.	14,600	273	Nintendo Co., Ltd.	18,900	3,330
JGC Corp.	11,000	188	Nippon Building Fund, Inc.(ö)	16	71
Joyo Bank, Ltd. (The)	28,000	165	Nippon Electric Glass Co., Ltd.	17,000	83
JSR Corp.	65,600	1,095	Nippon Express Co., Ltd.	23,000	122
JX Holdings, Inc.	69,500	297	Nippon Shokubai Co., Ltd.	8,000	119
Kaga Electronics Co., Ltd.	16,200	208	Nippon Steel & Sumitomo Metal Corp.	168,000	398
Kajima Corp.	47,000	234	Nippon Telegraph & Telephone Corp.	89,500	3,447
Kaken Pharmaceutical Co., Ltd.	27,000	1,010	Nippon Yusen	54,000	148
Kamei Corp.	109,300	1,022	Nipro Corp.	16,200	171
Kamigumi Co., Ltd.	37,000	348	Nishimatsuya Chain Co., Ltd.	97,000	935
Kaneka Corp.	16,000	116	Nissan Motor Co., Ltd.	54,700	530
Kansai Electric Power Co., Inc. (The)(Æ)	21,600	293	Nisshin Oillio Group, Ltd. (The)	24,000	104
Kao Corp.	112,400	5,701	Nisshin Seifun Group, Inc.	10,300	148
Kasai Kogyo Co., Ltd.(Æ)	76,700	904	Nisshinbo Holdings, Inc.	25,000	277
KDDI Corp.	301,100	7,675	Nitori Holdings Co., Ltd.	39,000	3,511
Kewpie Corp.	43,600	989	Nittetsu Mining Co., Ltd.	284,000	1,335
Keyence Corp.	8,600	4,347	Nitto Denko Corp.	12,200	920
Kobe Steel, Ltd.	135,000	210	Nitto Kogyo Corp.	3,700	82
Kohnan Shoji Co. Ltd.(Æ)	112,400	1,527	Noevir Holdings Co., Ltd.	57,400	1,304

See accompanying notes which are an integral part of this quarterly report.

52 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NOK Corp.	30,700	898	Takuma Co., Ltd.	231,000	1,509
Nomura Real Estate Holdings, Inc.	6,800	136	Terumo Corp.	155,700	4,020
NS Solutions Corp.(Æ)	2,000	79	T-Gaia Corp.	81,000	1,413
NTT DOCOMO, Inc.	360,225	7,616	Toho Holdings Co., Ltd.	43,800	1,090
Obayashi Corp.	13,000	100	Tokai Rika Co., Ltd.	57,700	1,457
Oji Holdings Corp.	44,000	192	Token Corp.	24,000	1,573
Okasan Securities Group, Inc.	223,000	1,591	Tokio Marine Holdings, Inc.	9,800	410
Okinawa Cellular Telephone Co.(Æ)	16,200	496	Tokyo Broadcasting System Holdings,
Ono Pharmaceutical Co., Ltd.	78,800	9,523	Inc.	7,000	102
Open House Co., Ltd.(Æ)	12,900	215	Tokyo Gas Co., Ltd.	37,000	200
Oriental Land Co., Ltd.	7,600	482	Tokyo Steel Manufacturing Co., Ltd.	146,100	999
ORIX Corp.	351,000	5,265	Toppan Forms Co., Ltd.	39,600	537
Osaka Gas Co., Ltd.	89,000	356	Toppan Printing Co., Ltd.	28,000	243
Otsuka Holdings Co., Ltd.	58,700	2,114	Toshiba Corp.	139,000	426
PAL Co., Ltd.(Æ)	11,700	369	Tosoh Corp.	24,000	126
Pola Orbis Holdings, Inc.	7,300	447	Toyo Seikan Group Holdings, Ltd.	6,300	98
Ratio Kogyo Co., Ltd.(Æ)	188,000	1,405	Toyoda Gosei Co., Ltd.	4,100	91
Resona Holdings, Inc.	72,300	399	Toyota Boshoku Corp.	8,000	145
Ricoh Co., Ltd.	30,300	300	Toyota Industries Corp.	1,700	94
Ryobi, Ltd.	85,000	347	Toyota Motor Corp.	93,500	6,231
Sankyo Co., Ltd.	9,400	357	Toyota Tsusho Corp.	7,000	178
Santen Pharmaceutical Co., Ltd.	134,000	1,968	Trend Micro, Inc.	149,200	5,451
Secom Co., Ltd.	16,700	1,124	Tsuruha Holdings, Inc.	10,300	904
Sega Sammy Holdings, Inc.	9,500	119	UNY Group Holdings Co., Ltd.	238,800	1,654
Seiren Co., Ltd.	6,100	60	Valor Co., Ltd.	41,400	1,019
Sekisui House, Ltd.	13,100	195	Wakita & Co., Ltd.	73,400	706
Seven & i Holdings Co., Ltd.	171,900	7,933	Warabeya Nichiyo Co., Ltd.	16,900	454
Sharp Corp.(Ñ)	63,000	84	West Japan Railway Co.	55,800	4,009
Shikoku Electric Power Co., Inc.(Æ)	8,400	142	Yamada Denki Co., Ltd.	25,300	97
Shimamura Co., Ltd.	13,800	1,427	Yamaguchi Financial Group, Inc.	42,000	563
Shimano, Inc.	30,100	4,192	Yamazaki Baking Co., Ltd.(Ñ)	25,000	399
Shin-Etsu Chemical Co., Ltd.	40,300	2,409	Yamazen Corp.	39,800	336
Shinmaywa Industries, Ltd.	150,000	1,523	Yokohama Rubber Co., Ltd. (The)	5,500	109
Shinsei Bank, Ltd.	92,000	202	Yuasa Trading Co., Ltd.	67,500	1,591
Shizuoka Bank, Ltd. (The)	20,000	226	Yurtec Corp.(Æ)	143,000	1,189
Showa Corp.	8,900	82			449,985
Showa Shell Sekiyu	9,500	89
Skylark Co., Ltd.(Æ)	21,800	316	Jersey - 1.4%
SMC Corp.	19,400	4,938	Delphi Automotive PLC	34,522	2,695
Sojitz Corp.	63,500	147	Glencore PLC(Æ)	179,518	582
Sompo Japan Nipponkoa Holdings, Inc.	82,700	2,914	Henderson Group PLC	664,878	2,958
Sony Corp.	173,900	4,933	Petrofac, Ltd.	14,346	197
Sony Financial Holdings, Inc.	13,200	253	Wolseley PLC - ADR	56,832	3,773
Sugi Holdings Co., Ltd. - GDR	5,200	266	WPP PLC	1,427,098	32,781
Sumitomo Corp.	790,500	9,015			42,986
Sumitomo Electric Industries, Ltd.	26,500	397
Sumitomo Heavy Industries, Ltd.	27,000	136	Kazakhstan - 0.1%
Sumitomo Metal Mining Co., Ltd.	25,000	336	Per Aarsleff A/S(Æ)	4,625	1,585

Sumitomo Mitsui Financial Group, Inc.	332,700	14,929	Liechtenstein - 0.0%
Sumitomo Mitsui Trust Holdings, Inc.	85,000	394	VP Bank AG	6,883	598
Sumitomo Osaka Cement Co., Ltd.	347,000	1,301
Sumitomo Real Estate Sales(Æ)	6,800	182	Luxembourg - 0.0%
Sumitomo Rubber Industries, Ltd.	9,400	142	APERAM SA(Æ)	2,161	80
Sundrug Co., Ltd.(Æ)	7,500	439	ArcelorMittal	37,338	339
Suzuken Co., Ltd.	16,700	593	Subsea 7 SA(Æ)	16,900	148
Tadano, Ltd.	104,000	1,677	Tenaris SA	23,497	296
Taiheiyo Cement Corp.	28,000	92	Ternium SA - ADR	4,091	63
Takara Leben Co., Ltd.	35,900	190			926
Takashimaya Co., Ltd.	15,000	144
Takeda Pharmaceutical Co., Ltd.	18,200	918

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 53

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mauritius - 0.0%			Sonae SGPS SA	67,382	93
Golden Agri-Resources, Ltd.	377,000	87			5,694

Mexico - 0.1%			Russia - 0.3%
Fomento Economico Mexicano SAB de			Gazprom OAO - ADR(Æ)	1,698,337	7,897
CV - ADR	33,654	3,050
			Singapore - 1.3%
Netherlands - 5.9%			Ascendas Real Estate Investment
Access Group(Æ)	3,800	83	Trust(Æ)(ö)	265,500	468
Aegon NV	1,633,680	12,557	CapitaLand Commercial Trust(Æ)(ö)	348,100	362
Airbus Group SE	138,800	9,849	CapitaLand Mall Trust Class A(Æ)(ö)	262,500	384
Akzo Nobel NV	124,163	8,879	CapitaLand, Ltd.	119,200	281
ASM International NV	12,630	568	City Developments, Ltd.	31,700	217
ASML Holding NV	6,818	678	ComfortDelGro Corp., Ltd.	1,337,300	2,943
BinckBank NV	12,700	121	DBS Group Holdings, Ltd.	338,396	5,005
Boskalis Westminster NV	87,055	4,257	First Resources, Ltd.(Æ)	149,000	207
CNH Industrial NV	902,644	8,069	Fortune Real Estate Investment Trust(Æ)
CNH Industrial NV(Ñ)	165,800	1,487	(ö)	113,100	123
Delta Lloyd NV	605,762	10,760	Frasers Centerpoint Ltd.(Æ)	71,000	87
Fugro NV(Æ)	4,255	89	Ho Bee Land, Ltd.	141,400	207
Heineken NV	69,161	5,443	Jardine Cycle & Carriage, Ltd.	389,900	8,434
ING Groep NV	2,292,681	38,523	Keppel Corp., Ltd. - ADR	76,700	419
Kninklijke Wessanen	5,800	62	Keppel REIT(ö)	117,620	92
Koninklijke Ahold NV(Æ)	300,850	5,988	Lian Beng Group, Ltd.(Æ)	1,385,100	560
Koninklijke KPN NV(Ñ)	3,284,878	12,995	Neptune Orient Lines, Ltd./Singapore(Æ)	125,900	86
Koninklijke Philips NV	355,600	9,892	Olam International, Ltd.	78,500	105
Mobileye NV(Æ)(Ñ)	63,881	3,839	Oversea-Chinese Banking Corp., Ltd.	87,500	659
NN Group NV(Æ)	287,285	8,868	SATS, Ltd.	508,800	1,395
Nutreco NV(Å)	1,445	75	Sembcorp Industries, Ltd.	94,600	247
NXP Semiconductors NV(Æ)	71,450	6,930	Singapore Airlines, Ltd.	367,500	2,892
Randstad Holding NV(Æ)	69,600	4,761	Singapore Exchange, Ltd.	80,000	467
Reed Elsevier NV(Æ)	82,078	1,368	Singapore Technologies Engineering,
Refresco Gerber NV(Å)(Æ)	76,178	1,305	Ltd.	81,000	193
SBM Offshore NV(Æ)	9,808	120	Singapore Telecommunications, Ltd.	496,054	1,479
STMicroelectronics NV	1,128,752	8,802	Suntec Real Estate Investment Trust(Æ)
Unilever NV	186,471	8,363	(ö)	116,900	146
Wolters Kluwer NV	183,236	6,070	United Industrial Corp., Ltd.	38,300	94
X5 Retail Group NV - GDR(Æ)	4,687	84	United Overseas Bank, Ltd.	772,557	12,563
		180,885	UOL Group, Ltd.	51,100	251
			Wilmar International, Ltd.	67,900	158
New Zealand - 0.0%			Yanlord Land Group, Ltd.	689,600	485
Air New Zealand, Ltd.	219,478	382			41,009

Norway - 0.3%			South Africa - 0.2%
Austevoll Seafood ASA	162,882	843	Aspen Pharmacare Holdings, Ltd.(Æ)	64,877	1,912
DNB ASA	32,410	528	Discovery Holdings, Ltd.	443,520	4,759
Norsk Hydro ASA	44,293	165			6,671
Orkla ASA	938,210	7,492
Statoil ASA Class N	34,143	577	South Korea - 0.9%
Yara International ASA	10,107	503	Hana Financial Group, Inc.	224,375	5,584
		10,108	Hankook Tire Co., Ltd.	125,900	4,376
			Samsung Electronics Co., Ltd.	10,979	11,031
Portugal - 0.2%			Shinhan Financial Group Co., Ltd.	221,730	7,959
Banco BPI SA Class G	54,822	62			28,950
Banco Comercial Portugues SA Class
R(Æ)(Ñ)	2,046,553	157	Spain - 1.8%
Energias de Portugal SA	136,736	506	Acciona SA	19,667	1,587
Galp Energia SGPS SA Class B	412,677	4,789	ACS Actividades de Construccion y
Portucel SA - ADR	22,797	87	Servicios SA	9,374	314
			Amadeus IT Holding SA Class A(Ñ)	158,585	6,908

See accompanying notes which are an integral part of this quarterly report.

54 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banco Bilbao Vizcaya Argentaria SA			Swedish Match AB	121,788	3,728
- ADR	381,482	3,855	Tele2 AB Class B	21,486	224
Banco de Sabadell SA - ADR	3,074,853	6,999	Telefonaktiebolaget LM Ericsson Class B	211,964	2,267
Banco Popular Espanol SA	61,436	281	Tethys Oil AB(Æ)	181,693	1,079
Banco Santander SA - ADR	1,828,718	12,599			53,232
Bankia SA Class A	195,008	257
Corp. Financiera Alba SA	31,363	1,468	Switzerland - 9.9%
Ebro Foods SA	60,119	1,200	ABB, Ltd.(Æ)	897,320	18,219
Enagas SA	22,355	1,429	ABB, Ltd. - ADR(Æ)	144,800	2,937
Endesa SA - ADR	110,238	2,319	ACE, Ltd.	55,925	6,083
Gamesa Corp. Tecnologica SA	85,830	1,358	Actelion, Ltd.(Æ)	38,539	5,693
Gas Natural SDG SA	12,715	276	Adecco SA(Æ)	9,015	752
Grupo Catalana Occidente SA	3,127	97	Allreal Holding AG(Æ)	718	103
Iberdrola SA	949,871	6,703	Alpiq Holding AG(Æ)	949	80
Inditex SA(Æ)	23,221	795	Ascom Holding AG(Æ)	82,131	1,492
Indra Sistemas SA(Æ)(Ñ)	297,500	3,331	Baloise Holding AG	24,110	3,073
Mapfre SA	36,964	119	Banque Cantonale Vaudoise	2,847	1,844
Mediaset Espana Comunicacion SA	109,330	1,374	Basellandschaftliche Kantonalbank	98	91
Naturhouse Health Sau(Æ)	24,600	138	Basler Kantonalbank	1,084	82
Obrascon Huarte Lain SA(Ñ)	4,149	69	Berner Kantonalbank AG	402	77
Prosegur Cia de Seguridad SA	130,468	691	BKW AG	8,462	306
Repsol SA - ADR	32,034	539	Bobst Group SA(Æ)	16,968	746
Sacyr SA(Æ)	23,407	81	Bucher Industries AG	319	78
Telefonica SA - ADR	34,646	530	Cie Financiere Richemont SA	35,366	3,051
		55,317	Credit Suisse Group AG(Æ)	833,121	24,513
			Flughafen Zuerich AG	1,263	1,036
Sweden - 1.7%			GAM Holding AG(Æ)	192,721	4,031
Assa Abloy AB(Æ)	261,057	5,284	Geberit AG	11,322	3,913
Atlas Copco AB A Shares(Æ)	235,251	6,422	Givaudan SA(Æ)	693	1,289
Atlas Copco AB B Shares(Æ)	33,096	812	Helvetia Holding AG	9,276	5,098
Bilia AB A Shares(Æ)	83,025	1,671	Julius Baer Group, Ltd.(Æ)	68,060	3,764
BillerudKorsnas AB	21,980	337	Kuehne & Nagel International AG	9,395	1,297
BioGaia AB(Æ)	15,290	496	LafargeHolcim, Ltd.(Æ)	5,370	374
Boliden AB	6,024	111	Metall Zug AG	392	1,059
Dios Fastigheter AB	108,575	756	Nestle SA	470,159	35,614
Electrolux AB	112,996	3,245	Novartis AG	553,147	57,468
Fastighets AB Balder Class B(Æ)	4,697	78	OC Oerlikon Corp. AG(Æ)	538,968	6,605
Hennes & Mauritz AB Class B	127,455	5,068	Partners Group Holding AG	16,395	5,486
Hexagon AB Class B	122,328	3,954	PSP Swiss Property AG(Æ)	6,009	539
Holmen AB Class B	11,763	336	Roche Holding AG	145,896	42,088
Hufvudstaden AB Class A	6,371	82	SFS Group AG(Æ)	1,050	74
Industrial & Financial Systems Class B	25,799	864	Sika AG	50	181
L E Lundbergforetagen AB	2,031	93	Sonova Holding AG	23,103	3,288
Medivir AB B Shares(Æ)	42,000	446	St. Galler Kantonalbank AG	214	81
Mycronic AB	86,900	549	Straumann Holding AG	5,589	1,653
NCC AB Class B	27,160	810	Sulzer AG	1,213	125
Nobia AB	29,400	345	Swatch Group AG (The) Class B	560	241
Nordea Bank AB	378,751	4,708	Swiss Life Holding AG(Æ)	38,713	9,142
Peab AB(Æ)	10,800	82	Swiss Prime Site AG Class A(Æ)	7,516	599
Ratos AB Class B	12,373	77	Swiss Re AG(Æ)	62,295	5,607
Saab AB Class B	3,032	73	Syngenta AG	5,112	2,107
Securitas AB Class B	66,220	949	Transocean, Ltd.(Ñ)	12,714	172
Skandinaviska Enskilda Banken AB			UBS Group AG(Æ)	1,113,258	25,589
Class A	114,290	1,376	Vaudoise Assurances Holding SA Class
Skanska AB Class B	78,709	1,654	B	2,105	1,161
SkiStar Aktiebolag(Æ)	3,510	41	Vontobel Holding AG	4,320	230
SSAB AB Class A(Æ)(Ñ)	14,029	67	Zurich Insurance Group AG(Æ)	51,625	15,712
Svenska Cellulosa AB SCA Class B	138,730	3,953			304,843
Svenska Handelsbanken AB A
Shares(Æ)	78,232	1,195	Taiwan - 0.7%
			Compal Electronics, Inc.	7,237,000	4,855

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 55

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hon Hai Precision Industry Co., Ltd.	2,505,538	7,164	Inchcape PLC	359,980	4,513
Taiwan Semiconductor Manufacturing			Intercontinental Hotels Group PLC(Æ)	89,408	3,767
Co., Ltd. - ADR	306,576	6,778	Intermediate Capital Group(Æ)	67,743	617
Teco Electric and Machinery Co., Ltd.	5,248,100	4,116	Intu Properties PLC Class H(ö)	43,267	223
		22,913	Investec PLC	28,307	259
			J Sainsbury PLC	84,158	348
Thailand - 0.4%			John Wood Group PLC	20,693	202
Bangkok Bank PCL	850,300	4,009	Johnson Matthey PLC	39,320	1,789
Charoen Pokphand Foods PCL	11,488,000	6,809	Jupiter Fund Management PLC	16,700	122
		10,818	Just Eat PLC(Æ)	68,977	470
			Kingfisher PLC	2,772,172	15,613
United Kingdom - 16.4%			Land Securities Group PLC(ö)	118,971	2,411
Amec Foster Wheeler PLC - GDR	253,091	3,240	Legal & General Group PLC	184,580	751
Amlin PLC	39,097	311	Lloyds Banking Group PLC	658,528	857
Anglo American PLC	42,312	535	Man Group PLC	85,988	218
Antofagasta PLC	18,515	164	Marks & Spencer Group PLC	17,283	147
ARM Holdings PLC	322,289	5,057	Meggitt PLC	37,527	272
Associated British Foods PLC	48,071	2,420	Millennium & Copthorne Hotels PLC	10,443	91
AstraZeneca PLC - ADR(Æ)	176,920	11,916	Mondi PLC	29,580	711
Aviva PLC	1,023,893	8,311	Moneysupermarket.com Group PLC	147,500	676
BAE Systems PLC	261,652	1,960	National Grid PLC	938,857	12,496
Balfour Beatty PLC	43,032	158	Novae Group PLC	65,515	742
Barclays PLC	5,036,401	22,680	Old Mutual PLC	218,004	721
Barratt Developments PLC	9,912	98	Pearson PLC	18,411	345
Berendsen PLC	45,874	732	Pendragon PLC	419,236	254
Berkeley Group Holdings PLC	204,350	10,749	Persimmon PLC Class A(Æ)	60,521	1,933
BG Group PLC	181,144	3,090	Prudential PLC	457,364	10,760
BHP Billiton PLC	44,181	815	QinetiQ Group PLC	465,500	1,724
Bovis Homes Group PLC(Æ)	25,780	459	Reckitt Benckiser Group PLC	191,872	18,421
BP PLC	2,110,722	13,032	Redrow PLC	143,900	1,048
British American Tobacco PLC	175,546	10,424	RELX PLC	401,298	7,005
British Land Co. PLC (The)(ö)	107,659	1,413	Rio Tinto PLC(Æ)	232,085	9,008
BT Group PLC	1,803,132	13,076	Rolls Royce Holdings PLC(Æ)	1,038,915	12,878
Capital & Counties Properties PLC	39,532	285	Royal Bank of Scotland Group PLC(Æ)	1,696,375	9,048
Carnival PLC	4,378	243	Royal Dutch Shell PLC Class A	749,446	21,555
Close Brothers Group PLC	22,648	514	Royal Dutch Shell PLC Class B	174,680	5,074
Coats Group PLC(Æ)	617,579	263	Royal Mail PLC	21,419	169
Compass Group PLC(Æ)	966,585	15,469	RSA Insurance Group PLC(Æ)	1,052,266	8,444
Dairy Crest Group PLC(Ñ)	975,720	8,807	SABMiller PLC - ADR	31,260	1,641
Dart Group PLC	243,078	1,693	Saga PLC(Æ)	29,000	94
Debenhams PLC	1,175,100	1,612	Sage Group PLC (The)	105,937	861
Derwent London PLC(ö)	32,177	1,826	Segro PLC(ö)	37,820	265
Diageo PLC	163,057	4,574	Serco Group PLC	33,536	67
Direct Line Insurance Group PLC(Æ)	605,977	3,462	Shaftesbury PLC(ö)	48,072	701
Drax Group PLC	19,285	90	Sky PLC	521,130	9,276
DS Smith PLC Class F(Æ)	3,147,647	19,691	Smiths Group PLC	184,934	3,260
Evraz PLC(Æ)	54,174	85	South32 Ltd.(Æ)	252,105	328
Galiform PLC	52,541	406	ST Modwen Properties PLC	148,033	1,101
Galliford Try PLC	8,670	240	St. James's Place PLC	225,836	3,447
GlaxoSmithKline PLC - ADR	977,468	21,254	Stagecoach Group PLC	52,897	323
Go-Ahead Group PLC	28,844	1,148	Standard Chartered PLC	244,075	3,734
Great Portland Estates PLC(ö)	102,464	1,332	Standard Life PLC(Æ)	60,223	426
Greene King PLC	11,614	157	SVG Capital PLC(Æ)	218,105	1,638
Greggs PLC(Æ)	88,165	1,866	Tate & Lyle PLC	24,701	209
Halfords Group PLC	44,200	375	Taylor Wimpey PLC	659,993	2,002
Hammerson PLC(ö)	104,947	1,078	Tesco PLC	255,098	859
Hays PLC	103,368	269	Travis Perkins PLC	476,531	16,706
Hiscox, Ltd.(Æ)	22,579	326	Trinity Mirror PLC	303,682	631
HSBC Holdings PLC	3,163,792	28,668	Tullow Oil PLC	22,295	86
IG Group Holdings PLC	258,787	3,023	Unilever PLC	94,288	4,275
Imperial Tobacco Group PLC	861,248	45,226

See accompanying notes which are an integral part of this quarterly report.

56 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Vedanta Resources PLC(Ñ)	8,220	51		Hong Kong - 0.0%
Vodafone Group PLC	5,206,542	19,673		Sun Hung Kai Properties, Ltd.(Æ)
Weir Group PLC (The)	9,973	239		2016 Warrants	5		—
WM Morrison Supermarkets PLC	118,188	337
WS Atkins PLC	71,330	1,749		Netherlands - 0.0%
		504,283		FTSE 100 Index(Æ)
				2015 Warrants	21,000		311
United States - 1.3%
AGL Resources, Inc.	30,137	367
Bell Bancorp, Inc.(Æ)	55	142		Total Warrants & Rights
Bethlehem Corp.(Æ)	12,839	558		(cost $235)			311
Center Coast MLP & Infrastructure Fund	5,284	302
Cogeco, Inc.	8,400	375	Short	-Term Investments - 6.5%
Dream Office Real Estate Investment				United States - 6.5%
Trust(Æ)(ö)	21,494	390		Russell U.S. Cash Management Fund	171,858,429	(8)	171,858
Easterly Government Properties, Inc.(ö)	186,845	308		United States Treasury Bills
Enron Corp.(Æ)	5,901	34		0.015% due 09/24/15	5,500		5,500
Global Real Estate Opportunity Trust(Æ)	24,388	110		0.023% due 09/24/15	11,700		11,699
Individual, Inc.(Æ)	374,389	1,542		0.051% due 11/12/15	9,802		9,800
JLG Industries, Inc.(Æ)	413,839	1,454		Total Short-Term Investments
Joy Global, Inc.	159,700	4,218		(cost $198,858)			198,857
Marathon Oil Corp.	57,263	247
Mellon Financial Corp.(Æ)	56,521	84
MFS Intermediate Income Trust	155,200	613		Other Securities - 1.8%
				Russell U.S. Cash Collateral Fund(×)	55,219,049	(8)	55,219
NCR Corp.(Æ)	7,578	209		Total Other Securities
News Corp. Class A(Æ)	848,625	12,500		(cost $55,219)			55,219
NSTAR LLC(Æ)	713,100	1,085
Philip Morris International, Inc.	82,800	7,082
Redwood Group International(Æ)	87,970	1,496		Total Investments 101.2%
Treecon Resources, Inc.(Æ)	30,645	604		(identified cost $2,911,815)			3,112,052
Windstream Holdings, Inc.	462,405	969
Yum! Brands, Inc.	71,072	6,237		Other Assets and Liabilities, Net
		40,926	-	(1.2%)			(37,012)
				Net Assets - 100.0%			3,075,040
Total Common Stocks
(cost $2,637,738)		2,847,216

Investments in Other Funds - 0.0%
First Trust China AlphaDEX Fund	31,854	500
Fonterra Shareholders Fund	19,641	61
Total Investments in Other Funds
(cost $588)		561

Preferred Stocks - 0.3%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA	1,828,800	2,099

Germany - 0.2%
Bayerische Motoren Werke AG	5,096	399
Henkel AG & Co. KGaA	25,393	3,015
Porsche Automobil Holding SE	23,708	1,784
Volkswagen AG	11,806	2,366
		7,564

United States - 0.0%
STO SE & Co. KGaA(Æ)	1,444	225

Total Preferred Stocks
(cost $19,177)		9,888

Warrants & Rights - 0.0%

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 57

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.0%
BGP Holdings PLC		08/26/09	AUD		559,805		—	—	—
GDF Suez		11/07/05	EUR			55,671	0.01	—	—
Nutreco NV		01/29/13	EUR			1,445	44.35	64	75
Refresco Gerber NV		07/01/15	EUR			76,178	16.57	1,262	1,305
									1,380
For a description of restricted securities see note 7 in the Notes to Quarterly Reports.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
		Number of			Notional		Expiration		(Depreciation)
		Contracts			Amount		Date		$
Long Positions
CAC 40 Index Futures				534	EUR	27,148	08/15		390
DAX Index Futures				182	EUR	51,442	09/15		1,950
EURO STOXX 50 Index Futures			1,612		EUR	58,000	09/15		2,712
FTSE 100 Index Futures				261	GBP	17,367	09/15		35
Hang Seng Index Futures				154	HKD	188,850	08/15		76
MSCI Singapore IX Index ETS Futures				84	SGD	5,964	08/15		(136)
NIKKEI 225 Index Futures				736	JPY	7,580,800	09/15		814
S&P/TSX 60 Index Futures				211	CAD	35,921	09/15		(91)
SPI 200 Index Futures				464	AUD	65,552	09/15		1,239
TOPIX Index Futures				336	JPY	5,577,600	09/15		356
Short Positions
Amsterdam Index Futures				169	EUR	16,635	08/15		(101)
FTSE 100 Index Futures				58	GBP	3,859	09/15		37
FTSE/MIB Index Futures				65	EUR	7,647	09/15		(499)
IBEX 35 Index Futures				17	EUR	1,899	08/15		10
MSCI Emerging Markets Mini Index Futures			2,718		USD	122,310	09/15		8,405
OMXS 30 Index Futures				350	SEK	56,490	08/15		(24)
S&P/TSX 60 Index Futures				16	CAD	2,724	09/15		(13)
Swiss Market Index Futures				121	CHF	11,386	09/15		(106)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									15,054

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD		443	AUD		600	09/16/15		(6)
Bank of America	USD		53		CAD	69	08/05/15		—
Bank of America	USD		143		CHF	139	08/03/15		1
Bank of America	USD		760		CHF	738	08/03/15		4
Bank of America	USD	3,427		HKD		26,574	09/16/15		1
Bank of America	AUD		100		USD	77	09/16/15		4
Bank of America	AUD		200		USD	154	09/16/15		8
Bank of America	AUD		300		USD	230	09/16/15		11
Bank of America	CAD		100		USD	81	09/16/15		5
Bank of America	CAD		200		USD	162	09/16/15		9
Bank of America	CAD	2,839			USD	2,200	09/16/15		29
Bank of America	EUR		422		USD	460	08/03/15		(3)
Bank of America	EUR		820		USD	894	08/03/15		(6)

See accompanying notes which are an integral part of this quarterly report.

58 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	1,400	USD	1,581	09/16/15	42
Bank of America	EUR	1,500	USD	1,677	09/16/15	27
Bank of America	HKD	1,000	USD	129	09/16/15	—
Bank of America	JPY	20,000	USD	161	09/16/15	—
Bank of America	JPY	100,000	USD	811	09/16/15	4
Bank of New York	USD	2,498	AUD	3,272	09/16/15	(111)
Bank of New York	USD	3,099	AUD	4,060	09/16/15	(138)
Bank of New York	USD	—	CAD	1	08/06/15	—
Bank of New York	USD	3,254	CAD	4,017	09/16/15	(183)
Bank of New York	USD	3,329	CAD	4,110	09/16/15	(187)
Bank of New York	USD	6,336	EUR	5,629	09/16/15	(151)
Bank of New York	USD	18,923	EUR	16,810	09/16/15	(452)
Bank of New York	USD	155	GBP	99	08/03/15	—
Bank of New York	USD	6,784	GBP	4,433	09/16/15	136
Bank of New York	USD	7,302	JPY	906,944	09/16/15	20
Bank of New York	USD	11,782	JPY	1,463,500	09/16/15	33
Bank of New York	GBP	3	USD	4	08/04/15	—
Bank of New York	GBP	27	USD	43	08/04/15	—
Bank of New York	JPY	1,480	USD	12	08/03/15	—
Bank of New York	JPY	2,971	USD	24	08/05/15	—
Barclays	USD	15	CAD	20	08/03/15	—
Barclays	USD	28	GBP	18	08/03/15	—
Barclays	USD	52	SEK	455	08/03/15	1
Barclays	USD	92	SGD	124	08/03/15	(1)
Barclays	AUD	211	USD	157	08/03/15	3
Barclays	EUR	189	USD	200	08/03/15	(8)
Barclays	HKD	286	USD	37	08/03/15	—
Barclays	JPY	8,080	USD	65	08/03/15	—
BNP Paribas	EUR	2,000	USD	2,183	09/16/15	(15)
Brown Brothers Harriman	USD	192	EUR	175	08/04/15	—
Brown Brothers Harriman	GBP	565	USD	880	09/16/15	(2)
Citigroup	USD	14	AUD	19	08/04/15	—
Citigroup	USD	1,262	AUD	1,731	09/16/15	—
Citigroup	USD	2,333	AUD	3,035	09/16/15	(119)
Citigroup	USD	3,881	AUD	5,091	09/16/15	(167)
Citigroup	USD	4,163	AUD	5,436	09/16/15	(198)
Citigroup	USD	5,166	AUD	6,791	09/16/15	(213)
Citigroup	USD	5,167	AUD	6,727	09/16/15	(259)
Citigroup	USD	5,167	AUD	6,805	09/16/15	(204)
Citigroup	USD	5,171	AUD	6,671	09/16/15	(305)
Citigroup	USD	1,831	CAD	2,262	09/16/15	(102)
Citigroup	USD	9,456	CAD	12,287	09/16/15	(64)
Citigroup	USD	2,078	CHF	1,920	09/16/15	(89)
Citigroup	USD	3,390	CHF	3,198	09/16/15	(75)
Citigroup	USD	4,127	CHF	3,894	09/16/15	(92)
Citigroup	USD	8,590	CHF	8,195	09/16/15	(97)
Citigroup	USD	6	DKK	40	09/16/15	—
Citigroup	USD	31	DKK	213	09/16/15	—
Citigroup	USD	81	DKK	545	09/16/15	(1)
Citigroup	USD	170	DKK	1,120	09/16/15	(5)
Citigroup	USD	2,745	EUR	2,489	09/16/15	(10)
Citigroup	USD	3,034	EUR	2,796	09/16/15	38
Citigroup	USD	3,498	EUR	3,148	09/16/15	(39)
Citigroup	USD	4,111	EUR	3,661	09/16/15	(89)
Citigroup	USD	4,558	EUR	4,178	09/16/15	33
Citigroup	USD	4,696	EUR	4,178	09/16/15	(105)
Citigroup	USD	5,782	EUR	5,223	09/16/15	(43)
Citigroup	USD	6,790	EUR	6,059	09/16/15	(133)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		7,100	EUR	6,268	09/16/15	(213)
Citigroup	USD		13,789	EUR	12,540	09/16/15	(10)
Citigroup	USD		359	GBP	231	09/16/15	2
Citigroup	USD		839	GBP	549	09/16/15	17
Citigroup	USD		1,252	GBP	814	09/16/15	19
Citigroup	USD		1,515	GBP	972	09/16/15	1
Citigroup	USD		3,653	GBP	2,348	09/16/15	12
Citigroup	USD		10,500	GBP	6,703	09/16/15	(36)
Citigroup	USD		14	HKD	109	09/16/15	—
Citigroup	USD		66	HKD	508	09/16/15	—
Citigroup	USD		76	HKD	590	09/16/15	—
Citigroup	USD		95	HKD	738	09/16/15	—
Citigroup	USD		278	HKD	2,159	09/16/15	—
Citigroup	USD		1,151	HKD	8,924	09/16/15	—
Citigroup	USD		12	ILS	47	09/16/15	—
Citigroup	USD		26	ILS	99	09/16/15	—
Citigroup	USD		29	ILS	109	09/16/15	—
Citigroup	USD		54	ILS	204	09/16/15	—
Citigroup	USD		69	ILS	262	09/16/15	—
Citigroup	USD		93	ILS	353	09/16/15	—
Citigroup	USD		1,089	ILS	4,172	09/16/15	17
Citigroup	USD		1,153	ILS	4,436	09/16/15	23
Citigroup	USD		1,266	ILS	4,779	09/16/15	—
Citigroup	USD		52	JPY	6,477	08/03/15	—
Citigroup	USD		96	JPY	11,864	08/03/15	—
Citigroup	USD		196	JPY	24,276	08/03/15	(1)
Citigroup	USD		249	JPY	30,842	08/03/15	(1)
Citigroup	USD		259	JPY	31,978	08/03/15	(1)
Citigroup	USD		277	JPY	34,294	08/03/15	(1)
Citigroup	USD		395	JPY	48,822	08/03/15	(1)
Citigroup	USD		971	JPY	120,025	08/03/15	(2)
Citigroup	USD		1,180	JPY	145,914	08/03/15	(3)
Citigroup	USD		2,212	JPY	270,421	09/16/15	(28)
Citigroup	USD		2,642	JPY	326,547	09/16/15	(6)
Citigroup	USD		2,848	JPY	353,006	09/16/15	2
Citigroup	USD		3,162	JPY	392,318	09/16/15	5
Citigroup	USD		4,045	JPY	503,417	09/16/15	19
Citigroup	USD		5,829	JPY	719,940	09/16/15	(17)
Citigroup	USD		6,126	JPY	758,202	09/16/15	(5)
Citigroup	USD		6,465	JPY	803,437	09/16/15	21
Citigroup	USD		6,981	JPY	867,917	09/16/15	25
Citigroup	USD		8,168	JPY	1,016,822	09/16/15	41
Citigroup	USD		8,254	JPY	1,019,437	09/16/15	(24)
Citigroup	USD		8,357	JPY	1,029,573	09/16/15	(45)
Citigroup	USD		9,371	JPY	1,155,590	09/16/15	(42)
Citigroup	USD		967	NOK	7,874	09/16/15	(4)
Citigroup	USD		1,151	NOK	9,380	09/16/15	(4)
Citigroup	USD		37	NZD	52	09/16/15	(2)
Citigroup	USD		94	NZD	141	09/16/15	(1)
Citigroup	USD		2,457	NZD	3,772	09/16/15	24
Citigroup	USD		1,121	SEK	9,579	09/16/15	(10)
Citigroup	USD		1,373	SEK	11,697	09/16/15	(16)
Citigroup	USD		1,536	SEK	12,580	09/16/15	(76)
Citigroup	USD		2,503	SEK	20,595	09/16/15	(113)
Citigroup	USD		2,836	SEK	23,676	09/16/15	(89)
Citigroup	USD		3,086	SEK	26,588	09/16/15	(2)
Citigroup	USD		3,300	SEK	28,088	09/16/15	(41)
Citigroup	USD		82	SGD	112	08/03/15	—

See accompanying notes which are an integral part of this quarterly report.

60 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		351	SGD		479	08/03/15	(2)
Citigroup	USD		28	SGD		39	09/16/15	—
Citigroup	USD		47	SGD		64	09/16/15	(1)
Citigroup	USD		58	SGD		80	09/16/15	(1)
Citigroup	USD		347	SGD		468	09/16/15	(6)
Citigroup	USD		876	SGD		1,190	09/16/15	(10)
Citigroup	USD		876	SGD		1,183	09/16/15	(15)
Citigroup	USD		1,020	SGD		1,376	09/16/15	(18)
Citigroup	AUD		300	USD		230	09/16/15	11
Citigroup	AUD		422	USD		322	09/16/15	15
Citigroup	AUD		581	USD		429	09/16/15	5
Citigroup	AUD		1,126	USD		836	09/16/15	14
Citigroup	AUD		1,149	USD		846	09/16/15	8
Citigroup	AUD		1,661	USD		1,279	09/16/15	68
Citigroup	AUD		1,747	USD		1,345	09/16/15	71
Citigroup	AUD		2,559	USD		1,962	09/16/15	96
Citigroup	AUD		2,827	USD		2,170	09/16/15	108
Citigroup	AUD		5,121	USD		3,796	09/16/15	62
Citigroup	AUD		6,191	USD		4,550	09/16/15	35
Citigroup	CAD		523	USD		417	09/16/15	18
Citigroup	CAD		1,078	USD		861	09/16/15	37
Citigroup	CAD		1,783	USD		1,426	09/16/15	62
Citigroup	CAD		2,705	USD		2,174	09/16/15	106
Citigroup	CAD		2,855	USD		2,280	09/16/15	98
Citigroup	CAD		6,815	USD		5,518	09/16/15	310
Citigroup	CAD		10,094	USD		7,903	09/16/15	187
Citigroup	CHF		933	USD		987	09/16/15	21
Citigroup	CHF		1,018	USD		1,099	09/16/15	45
Citigroup	CHF		3,344	USD		3,474	09/16/15	9
Citigroup	CHF		3,369	USD		3,638	09/16/15	147
Citigroup	CHF		3,608	USD		3,846	09/16/15	107
Citigroup	CHF		5,090	USD		5,493	09/16/15	219
Citigroup	CHF		5,630	USD		6,043	09/16/15	209
Citigroup	CHF		5,677	USD		6,087	09/16/15	204
Citigroup	CHF		5,795	USD		6,193	09/16/15	188
Citigroup	CHF		8,090	USD		8,483	09/16/15	99
Citigroup	DKK		71	USD		10	09/16/15	—
Citigroup	DKK		240	USD		35	09/16/15	—
Citigroup	DKK		267	USD		39	09/16/15	—
Citigroup	DKK		295	USD		43	09/16/15	—
Citigroup	DKK		881	USD		130	09/16/15	1
Citigroup	DKK		1,019	USD		154	09/16/15	4
Citigroup	DKK		1,335	USD		196	09/16/15	(1)
Citigroup	DKK		1,474	USD		224	09/16/15	7
Citigroup	DKK		6,657	USD		995	09/16/15	14
Citigroup	DKK		10,546	USD		1,576	09/16/15	22
Citigroup	EUR		550	USD		615	09/16/15	11
Citigroup	EUR		677	USD		746	09/16/15	2
Citigroup	EUR		730	USD		824	09/16/15	22
Citigroup	EUR		745	USD		834	09/16/15	15
Citigroup	EUR		1,389	USD		1,538	09/16/15	11
Citigroup	EUR		1,451	USD		1,634	09/16/15	40
Citigroup	EUR		2,327	USD		2,588	09/16/15	31
Citigroup	EUR		2,565	USD		2,892	09/16/15	73
Citigroup	EUR		5,150	USD		5,620	09/16/15	(39)
Citigroup	EUR		6,180	USD		6,738	09/16/15	(53)
Citigroup	GBP		209	USD		324	09/16/15	(3)
Citigroup	GBP		832	USD		1,312	09/16/15	14

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	2,215	USD	3,378	09/16/15	(79)
Citigroup	GBP	2,641	USD	4,104	09/16/15	(19)
Citigroup	GBP	4,756	USD	7,427	09/16/15	2
Citigroup	GBP	5,897	USD	9,192	09/16/15	(14)
Citigroup	GBP	6,466	USD	9,901	09/16/15	(194)
Citigroup	GBP	6,696	USD	10,221	09/16/15	(233)
Citigroup	GBP	14,861	USD	22,533	09/16/15	(667)
Citigroup	HKD	32	USD	4	09/16/15	—
Citigroup	HKD	238	USD	31	09/16/15	—
Citigroup	HKD	287	USD	37	09/16/15	—
Citigroup	HKD	1,277	USD	165	09/16/15	—
Citigroup	HKD	1,847	USD	238	09/16/15	—
Citigroup	HKD	3,017	USD	389	09/16/15	—
Citigroup	HKD	4,599	USD	593	09/16/15	—
Citigroup	HKD	8,641	USD	1,114	09/16/15	—
Citigroup	ILS	24	USD	6	09/16/15	—
Citigroup	ILS	133	USD	34	09/16/15	(1)
Citigroup	ILS	136	USD	35	09/16/15	(1)
Citigroup	ILS	216	USD	57	09/16/15	—
Citigroup	JPY	1,578	USD	13	08/03/15	—
Citigroup	JPY	15,199	USD	123	08/03/15	—
Citigroup	JPY	21,169	USD	171	08/03/15	—
Citigroup	JPY	35,330	USD	286	08/03/15	1
Citigroup	JPY	55,533	USD	449	08/03/15	1
Citigroup	JPY	130,000	USD	1,047	09/16/15	(3)
Citigroup	JPY	190,202	USD	1,537	09/16/15	1
Citigroup	JPY	212,550	USD	1,709	09/16/15	(6)
Citigroup	JPY	380,577	USD	3,105	09/16/15	33
Citigroup	JPY	624,759	USD	5,083	09/16/15	40
Citigroup	JPY	779,982	USD	6,294	09/16/15	(2)
Citigroup	NOK	2,933	USD	358	09/16/15	(1)
Citigroup	NOK	8,912	USD	1,080	09/16/15	(10)
Citigroup	NZD	17	USD	12	09/16/15	1
Citigroup	NZD	36	USD	25	09/16/15	2
Citigroup	NZD	3,772	USD	2,479	09/16/15	(2)
Citigroup	SEK	3,566	USD	419	09/16/15	5
Citigroup	SEK	15,127	USD	1,791	09/16/15	36
Citigroup	SEK	16,468	USD	1,988	09/16/15	78
Citigroup	SEK	25,865	USD	3,119	09/16/15	119
Citigroup	SEK	30,383	USD	3,545	09/16/15	21
Citigroup	SGD	8	USD	5	09/16/15	—
Citigroup	SGD	9	USD	7	09/16/15	—
Citigroup	SGD	31	USD	23	09/16/15	—
Citigroup	SGD	36	USD	26	09/16/15	—
Citigroup	SGD	40	USD	29	09/16/15	1
Citigroup	SGD	72	USD	53	09/16/15	1
Citigroup	SGD	322	USD	238	09/16/15	3
Commonwealth Bank of Australia	USD	2,500	AUD	3,272	09/16/15	(114)
Commonwealth Bank of Australia	USD	3,102	AUD	4,060	09/16/15	(141)
Commonwealth Bank of Australia	USD	3,254	CAD	4,017	09/16/15	(183)
Commonwealth Bank of Australia	USD	3,329	CAD	4,110	09/16/15	(188)
Commonwealth Bank of Australia	USD	6,338	EUR	5,629	09/16/15	(153)
Commonwealth Bank of Australia	USD	18,928	EUR	16,810	09/16/15	(455)
Commonwealth Bank of Australia	USD	6,787	GBP	4,433	09/16/15	134
Commonwealth Bank of Australia	USD	7,302	JPY	906,944	09/16/15	20
Commonwealth Bank of Australia	USD	11,783	JPY	1,463,500	09/16/15	32
Credit Suisse	USD	1,262	AUD	1,731	09/16/15	—
Credit Suisse	USD	2,332	AUD	3,035	09/16/15	(119)

See accompanying notes which are an integral part of this quarterly report.

62 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		3,881	AUD	5,091	09/16/15	(167)
Credit Suisse	USD		4,163	AUD	5,436	09/16/15	(198)
Credit Suisse	USD		5,166	AUD	6,791	09/16/15	(213)
Credit Suisse	USD		5,167	AUD	6,727	09/16/15	(259)
Credit Suisse	USD		5,167	AUD	6,805	09/16/15	(204)
Credit Suisse	USD		5,171	AUD	6,671	09/16/15	(305)
Credit Suisse	USD		60	CAD	76	09/16/15	(2)
Credit Suisse	USD		1,831	CAD	2,262	09/16/15	(102)
Credit Suisse	USD		6,902	CAD	8,673	09/16/15	(271)
Credit Suisse	USD		9,454	CAD	12,287	09/16/15	(63)
Credit Suisse	USD		1,378	CHF	1,303	09/16/15	(28)
Credit Suisse	USD		2,078	CHF	1,920	09/16/15	(88)
Credit Suisse	USD		3,389	CHF	3,198	09/16/15	(75)
Credit Suisse	USD		4,126	CHF	3,894	09/16/15	(91)
Credit Suisse	USD		8,589	CHF	8,195	09/16/15	(96)
Credit Suisse	USD		6	DKK	40	09/16/15	—
Credit Suisse	USD		31	DKK	213	09/16/15	—
Credit Suisse	USD		81	DKK	545	09/16/15	(1)
Credit Suisse	USD		170	DKK	1,120	09/16/15	(5)
Credit Suisse	USD		2,727	DKK	18,379	09/16/15	(20)
Credit Suisse	USD		4	EUR	4	09/16/15	—
Credit Suisse	USD		101	EUR	91	09/16/15	(1)
Credit Suisse	USD		1,109	EUR	1,000	09/16/15	(10)
Credit Suisse	USD		2,744	EUR	2,489	09/16/15	(10)
Credit Suisse	USD		3,034	EUR	2,796	09/16/15	38
Credit Suisse	USD		3,498	EUR	3,148	09/16/15	(39)
Credit Suisse	USD		4,111	EUR	3,661	09/16/15	(89)
Credit Suisse	USD		4,558	EUR	4,178	09/16/15	33
Credit Suisse	USD		4,696	EUR	4,178	09/16/15	(105)
Credit Suisse	USD		5,782	EUR	5,223	09/16/15	(43)
Credit Suisse	USD		6,790	EUR	6,059	09/16/15	(133)
Credit Suisse	USD		7,100	EUR	6,268	09/16/15	(213)
Credit Suisse	USD		8,290	EUR	7,493	09/16/15	(56)
Credit Suisse	USD		13,788	EUR	12,540	09/16/15	(9)
Credit Suisse	USD		359	GBP	231	09/16/15	2
Credit Suisse	USD		839	GBP	549	09/16/15	17
Credit Suisse	USD		1,252	GBP	814	09/16/15	19
Credit Suisse	USD		1,515	GBP	972	09/16/15	1
Credit Suisse	USD		3,653	GBP	2,348	09/16/15	12
Credit Suisse	USD		6,273	GBP	4,023	09/16/15	8
Credit Suisse	USD		10,500	GBP	6,703	09/16/15	(36)
Credit Suisse	USD		14	HKD	109	09/16/15	—
Credit Suisse	USD		66	HKD	508	09/16/15	—
Credit Suisse	USD		76	HKD	590	09/16/15	—
Credit Suisse	USD		95	HKD	738	09/16/15	—
Credit Suisse	USD		278	HKD	2,159	09/16/15	—
Credit Suisse	USD		1,151	HKD	8,924	09/16/15	—
Credit Suisse	USD		1,817	HKD	14,090	09/16/15	—
Credit Suisse	USD		12	ILS	47	09/16/15	—
Credit Suisse	USD		26	ILS	99	09/16/15	—
Credit Suisse	USD		29	ILS	109	09/16/15	—
Credit Suisse	USD		54	ILS	204	09/16/15	—
Credit Suisse	USD		69	ILS	262	09/16/15	—
Credit Suisse	USD		93	ILS	353	09/16/15	—
Credit Suisse	USD		1,089	ILS	4,172	09/16/15	17
Credit Suisse	USD		1,153	ILS	4,436	09/16/15	23
Credit Suisse	USD		1,266	ILS	4,779	09/16/15	—
Credit Suisse	USD		2,211	JPY	270,421	09/16/15	(28)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		2,642	JPY	326,547	09/16/15	(6)
Credit Suisse	USD		2,848	JPY	353,006	09/16/15	2
Credit Suisse	USD		3,162	JPY	392,318	09/16/15	5
Credit Suisse	USD		4,044	JPY	503,417	09/16/15	20
Credit Suisse	USD		5,828	JPY	719,940	09/16/15	(16)
Credit Suisse	USD		6,126	JPY	758,202	09/16/15	(5)
Credit Suisse	USD		6,465	JPY	803,437	09/16/15	21
Credit Suisse	USD		6,981	JPY	867,917	09/16/15	25
Credit Suisse	USD		8,168	JPY	1,016,822	09/16/15	41
Credit Suisse	USD		8,254	JPY	1,019,437	09/16/15	(24)
Credit Suisse	USD		8,356	JPY	1,029,573	09/16/15	(44)
Credit Suisse	USD		9,370	JPY	1,155,590	09/16/15	(41)
Credit Suisse	USD		967	NOK	7,874	09/16/15	(4)
Credit Suisse	USD		1,151	NOK	9,380	09/16/15	(4)
Credit Suisse	USD		37	NZD	52	09/16/15	(2)
Credit Suisse	USD		94	NZD	141	09/16/15	(1)
Credit Suisse	USD		2,456	NZD	3,772	09/16/15	25
Credit Suisse	USD		872	SEK	7,307	09/16/15	(25)
Credit Suisse	USD		1,120	SEK	9,579	09/16/15	(9)
Credit Suisse	USD		1,373	SEK	11,697	09/16/15	(16)
Credit Suisse	USD		1,536	SEK	12,580	09/16/15	(76)
Credit Suisse	USD		2,503	SEK	20,595	09/16/15	(113)
Credit Suisse	USD		2,836	SEK	23,676	09/16/15	(89)
Credit Suisse	USD		3,085	SEK	26,588	09/16/15	—
Credit Suisse	USD		3,299	SEK	28,088	09/16/15	(41)
Credit Suisse	USD		28	SGD	39	09/16/15	—
Credit Suisse	USD		47	SGD	64	09/16/15	(1)
Credit Suisse	USD		58	SGD	80	09/16/15	—
Credit Suisse	USD		347	SGD	468	09/16/15	(6)
Credit Suisse	USD		876	SGD	1,190	09/16/15	(10)
Credit Suisse	USD		876	SGD	1,183	09/16/15	(15)
Credit Suisse	USD		1,020	SGD	1,376	09/16/15	(18)
Credit Suisse	AUD		415	USD	316	09/16/15	13
Credit Suisse	AUD		422	USD	322	09/16/15	15
Credit Suisse	AUD		581	USD	429	09/16/15	5
Credit Suisse	AUD		1,126	USD	836	09/16/15	14
Credit Suisse	AUD		1,149	USD	846	09/16/15	8
Credit Suisse	AUD		1,661	USD	1,279	09/16/15	68
Credit Suisse	AUD		1,747	USD	1,345	09/16/15	71
Credit Suisse	AUD		2,559	USD	1,962	09/16/15	96
Credit Suisse	AUD		2,827	USD	2,170	09/16/15	109
Credit Suisse	AUD		5,121	USD	3,796	09/16/15	62
Credit Suisse	AUD		6,191	USD	4,550	09/16/15	35
Credit Suisse	CAD		3	USD	2	09/16/15	—
Credit Suisse	CAD		523	USD	417	09/16/15	18
Credit Suisse	CAD		1,078	USD	861	09/16/15	37
Credit Suisse	CAD		1,783	USD	1,426	09/16/15	62
Credit Suisse	CAD		2,705	USD	2,174	09/16/15	106
Credit Suisse	CAD		2,855	USD	2,280	09/16/15	98
Credit Suisse	CAD		6,815	USD	5,518	09/16/15	310
Credit Suisse	CAD		10,094	USD	7,903	09/16/15	187
Credit Suisse	CHF		933	USD	988	09/16/15	21
Credit Suisse	CHF		1,018	USD	1,099	09/16/15	45
Credit Suisse	CHF		3,344	USD	3,474	09/16/15	9
Credit Suisse	CHF		3,369	USD	3,639	09/16/15	148
Credit Suisse	CHF		3,608	USD	3,846	09/16/15	107
Credit Suisse	CHF		5,090	USD	5,493	09/16/15	219
Credit Suisse	CHF		5,630	USD	6,043	09/16/15	209

See accompanying notes which are an integral part of this quarterly report.

64 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Credit Suisse	CHF	5,677	USD		6,087	09/16/15	204
Credit Suisse	CHF	5,795	USD		6,194	09/16/15	189
Credit Suisse	CHF	8,090	USD		8,484	09/16/15	100
Credit Suisse	DKK	71	USD		10	09/16/15	—
Credit Suisse	DKK	240	USD		35	09/16/15	—
Credit Suisse	DKK	267	USD		39	09/16/15	—
Credit Suisse	DKK	295	USD		43	09/16/15	—
Credit Suisse	DKK	881	USD		130	09/16/15	1
Credit Suisse	DKK	1,019	USD		154	09/16/15	4
Credit Suisse	DKK	1,335	USD		196	09/16/15	(1)
Credit Suisse	DKK	1,474	USD		224	09/16/15	7
Credit Suisse	DKK	6,657	USD		995	09/16/15	15
Credit Suisse	DKK	10,546	USD		1,576	09/16/15	22
Credit Suisse	EUR	677	USD		746	09/16/15	2
Credit Suisse	EUR	730	USD		824	09/16/15	22
Credit Suisse	EUR	1,389	USD		1,538	09/16/15	11
Credit Suisse	EUR	1,451	USD		1,634	09/16/15	40
Credit Suisse	EUR	2,327	USD		2,588	09/16/15	31
Credit Suisse	EUR	2,565	USD		2,892	09/16/15	73
Credit Suisse	EUR	5,150	USD		5,620	09/16/15	(39)
Credit Suisse	EUR	6,180	USD		6,738	09/16/15	(53)
Credit Suisse	GBP	332	USD		516	08/03/15	(1)
Credit Suisse	GBP	209	USD		324	09/16/15	(3)
Credit Suisse	GBP	832	USD		1,312	09/16/15	14
Credit Suisse	GBP	2,215	USD		3,378	09/16/15	(79)
Credit Suisse	GBP	2,641	USD		4,104	09/16/15	(19)
Credit Suisse	GBP	4,756	USD		7,427	09/16/15	3
Credit Suisse	GBP	5,897	USD		9,192	09/16/15	(14)
Credit Suisse	GBP	6,466	USD		9,901	09/16/15	(194)
Credit Suisse	GBP	6,696	USD		10,221	09/16/15	(233)
Credit Suisse	GBP	14,861	USD		22,533	09/16/15	(667)
Credit Suisse	HKD	32	USD		4	09/16/15	—
Credit Suisse	HKD	238	USD		31	09/16/15	—
Credit Suisse	HKD	287	USD		37	09/16/15	—
Credit Suisse	HKD	1,277	USD		165	09/16/15	—
Credit Suisse	HKD	1,847	USD		238	09/16/15	—
Credit Suisse	HKD	3,017	USD		389	09/16/15	—
Credit Suisse	HKD	4,599	USD		593	09/16/15	—
Credit Suisse	HKD	8,641	USD		1,114	09/16/15	—
Credit Suisse	ILS	24	USD		6	09/16/15	—
Credit Suisse	ILS	133	USD		34	09/16/15	(1)
Credit Suisse	ILS	136	USD		35	09/16/15	(1)
Credit Suisse	ILS	216	USD		57	09/16/15	—
Credit Suisse	JPY	190,202	USD		1,537	09/16/15	1
Credit Suisse	JPY	212,550	USD		1,710	09/16/15	(6)
Credit Suisse	JPY	380,577	USD		3,106	09/16/15	33
Credit Suisse	JPY	624,759	USD		5,084	09/16/15	40
Credit Suisse	JPY	779,982	USD		6,295	09/16/15	(2)
Credit Suisse	JPY	2,999,020	USD		24,369	09/16/15	158
Credit Suisse	NOK	2,933	USD		358	09/16/15	(1)
Credit Suisse	NOK	8,912	USD		1,080	09/16/15	(9)
Credit Suisse	NZD	17	USD		12	09/16/15	1
Credit Suisse	NZD	36	USD		25	09/16/15	2
Credit Suisse	NZD	3,772	USD		2,481	09/16/15	—
Credit Suisse	SEK	3,566	USD		419	09/16/15	5
Credit Suisse	SEK	15,127	USD		1,791	09/16/15	36
Credit Suisse	SEK	16,468	USD		1,988	09/16/15	78
Credit Suisse	SEK	25,865	USD		3,119	09/16/15	119

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 65

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	SEK	30,383	USD	3,547	09/16/15	22
Credit Suisse	SGD	8	USD	5	09/16/15	—
Credit Suisse	SGD	9	USD	7	09/16/15	—
Credit Suisse	SGD	31	USD	23	09/16/15	—
Credit Suisse	SGD	36	USD	26	09/16/15	—
Credit Suisse	SGD	40	USD	29	09/16/15	1
Credit Suisse	SGD	72	USD	53	09/16/15	1
Credit Suisse	SGD	322	USD	238	09/16/15	3
Credit Suisse	SGD	1,510	USD	1,115	09/16/15	15
Deutsche Bank	AUD	200	USD	154	09/16/15	8
Deutsche Bank	AUD	300	USD	228	09/16/15	9
Deutsche Bank	CAD	400	USD	326	09/16/15	20
Deutsche Bank	CAD	500	USD	398	09/16/15	16
Deutsche Bank	EUR	600	USD	666	09/16/15	7
Deutsche Bank	EUR	745	USD	834	09/16/15	16
Deutsche Bank	EUR	1,000	USD	1,133	09/16/15	34
Deutsche Bank	EUR	1,000	USD	1,118	09/16/15	19
Deutsche Bank	EUR	2,000	USD	2,255	09/16/15	56
Deutsche Bank	GBP	500	USD	780	09/16/15	(1)
Deutsche Bank	HKD	1,000	USD	129	09/16/15	—
Deutsche Bank	HKD	3,000	USD	387	09/16/15	—
Deutsche Bank	JPY	80,000	USD	652	09/16/15	7
Deutsche Bank	JPY	100,000	USD	813	09/16/15	6
HSBC	USD	2,499	AUD	3,272	09/16/15	(112)
HSBC	USD	3,100	AUD	4,060	09/16/15	(139)
HSBC	USD	3,255	CAD	4,017	09/16/15	(185)
HSBC	USD	3,330	CAD	4,110	09/16/15	(189)
HSBC	USD	6,341	EUR	5,629	09/16/15	(156)
HSBC	USD	18,937	EUR	16,810	09/16/15	(464)
HSBC	USD	6,784	GBP	4,433	09/16/15	136
HSBC	USD	3,427	HKD	26,574	09/16/15	1
HSBC	USD	7,299	JPY	906,944	09/16/15	22
HSBC	USD	11,778	JPY	1,463,500	09/16/15	36
National Australia Bank	USD	2,498	AUD	3,272	09/16/15	(112)
National Australia Bank	USD	3,099	AUD	4,060	09/16/15	(139)
National Australia Bank	USD	3,253	CAD	4,017	09/16/15	(183)
National Australia Bank	USD	3,329	CAD	4,110	09/16/15	(187)
National Australia Bank	USD	6,338	EUR	5,629	09/16/15	(153)
National Australia Bank	USD	18,929	EUR	16,810	09/16/15	(456)
National Australia Bank	USD	6,785	GBP	4,433	09/16/15	135
National Australia Bank	USD	7,300	JPY	906,944	09/16/15	22
National Australia Bank	USD	11,779	JPY	1,463,500	09/16/15	36
Northern Trust	USD	198	EUR	179	08/03/15	(2)
Northern Trust	CAD	701	USD	539	08/05/15	4
Northern Trust	JPY	63,286	USD	512	08/04/15	1
Standard Chartered	USD	2,499	AUD	3,272	09/16/15	(113)
Standard Chartered	USD	3,101	AUD	4,060	09/16/15	(140)
Standard Chartered	USD	3,255	CAD	4,017	09/16/15	(184)
Standard Chartered	USD	3,330	CAD	4,110	09/16/15	(189)
Standard Chartered	USD	6,340	EUR	5,629	09/16/15	(155)
Standard Chartered	USD	18,934	EUR	16,810	09/16/15	(461)
Standard Chartered	USD	6,785	GBP	4,433	09/16/15	136
Standard Chartered	USD	7,298	JPY	906,944	09/16/15	23
Standard Chartered	USD	11,777	JPY	1,463,500	09/16/15	38
State Street	USD	6	CAD	8	08/05/15	—
State Street	USD	20	CAD	26	08/05/15	—
State Street	USD	26	CAD	33	08/05/15	—
State Street	USD	258	CAD	336	08/05/15	(2)

See accompanying notes which are an integral part of this quarterly report.

66 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	USD	750	CAD	975		08/05/15	(4)
State Street	USD	22	EUR	20		08/03/15	—
State Street	USD	196	EUR	180		08/03/15	2
State Street	USD	280	EUR	257		08/03/15	2
State Street	USD	418	EUR	383		08/03/15	3
State Street	USD	336	GBP	216		08/03/15	1
State Street	USD	118	HKD	912		08/03/15	—
State Street	USD	1,652	JPY	205,689		08/04/15	7
State Street	USD	36	SGD	49		08/04/15	—
State Street	AUD	83	USD	56		08/03/15	(5)
State Street	AUD	135	USD	99		08/03/15	—
State Street	AUD	200	USD	154		09/16/15	8
State Street	AUD	500	USD	364		09/16/15	(1)
State Street	CAD	118	USD	90		08/03/15	—
State Street	CAD	147	USD	119		08/03/15	6
State Street	CAD	400	USD	324		09/16/15	18
State Street	EUR	19	USD	21		08/03/15	—
State Street	EUR	154	USD	169		08/03/15	(1)
State Street	EUR	376	USD	358		08/03/15	(55)
State Street	EUR	1,500	USD	1,638		09/16/15	(10)
State Street	GBP	31	USD	49		08/03/15	—
State Street	GBP	81	USD	127		08/03/15	1
State Street	GBP	636	USD	990		08/03/15	(3)
State Street	GBP	889	USD	1,383		08/03/15	(5)
State Street	GBP	600	USD	944		09/16/15	7
State Street	GBP	600	USD	936		09/16/15	(1)
State Street	HKD	178	USD	23		08/03/15	—
State Street	HKD	2,000	USD	258		09/16/15	—
State Street	IDR	2,139,246	USD	159		08/03/15	1
State Street	IDR	1,088,538	USD	81		08/04/15	—
State Street	JPY	12,880	USD	112		08/03/15	8
State Street	JPY	18,778	USD	156		08/03/15	5
State Street	JPY	2,942	USD	24		08/04/15	—
State Street	JPY	51,016	USD	410		08/04/15	(2)
State Street	JPY	85,672	USD	688		08/04/15	(3)
State Street	JPY	100,000	USD	805		09/16/15	(2)
State Street	JPY	100,000	USD	810		09/16/15	2
UBS	AUD	1,400	USD	1,079		09/16/15	58
UBS	CAD	1,800	USD	1,460		09/16/15	85
UBS	EUR	5,500	USD	6,194		09/16/15	150
UBS	GBP	1,500	USD	2,346		09/16/15	4
UBS	HKD	4,500	USD	580		09/16/15	—
UBS	JPY	450,000	USD	3,651		09/16/15	18
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(7,061)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—		$65,395		$—		$65,395
Austria	—		13,273		—		13,273
Belgium	220		48,972		—		49,192

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 67

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Bermuda	72	8,872	—	8,944
Brazil	9,535	—	—	9,535
Canada	108,652	1,654	—	110,306
Cayman Islands	17,038	10,171	—	27,209
China	—	3,038	—	3,038
Czech Republic	—	7,522	—	7,522
Denmark	—	61,674	—	61,674
Finland	—	18,456	—	18,456
France	—	274,022	—	274,022
Germany	61	192,713	—	192,774
Hong Kong	—	69,942	—	69,942
Hungary	—	6,248	—	6,248
India	13,790	4,279	—	18,069
Indonesia	—	2,936	—	2,936
Ireland	10,641	23,316	—	33,957
Isle of Man	—	4,617	—	4,617
Israel	26,780	2,281	—	29,061
Italy	—	67,901	—	67,901
Japan	—	449,985	—	449,985
Jersey	2,695	40,291	—	42,986
Kazakhstan	—	1,585	—	1,585
Liechtenstein	—	598	—	598
Luxembourg	63	863	—	926
Mauritius	—	87	—	87
Mexico	3,050	—	—	3,050
Netherlands	12,340	168,470	75	180,885
New Zealand	—	382	—	382
Norway	—	10,108	—	10,108
Portugal	—	5,694	—	5,694
Russia	—	7,897	—	7,897
Singapore	—	41,009	—	41,009
South Africa	—	6,671	—	6,671
South Korea	—	28,950	—	28,950
Spain	—	55,317	—	55,317
Sweden	—	53,232	—	53,232
Switzerland	9,020	295,823	—	304,843
Taiwan	6,778	16,135	—	22,913
Thailand	—	10,818	—	10,818
United Kingdom	—	504,283	—	504,283
United States	32,090	8,836	—	40,926
Investments in Other Funds	—	561	—	561
Preferred Stocks	2,099	7,789	—	9,888
Warrants & Rights	169	142	—	311
Short-Term Investments	—	198,857	—	198,857
Other Securities	—	55,219	—	55,219
Total Investments	255,093	2,856,884	75	3,112,052

Other Financial Instruments
Futures Contracts	15,054	—	—	15,054
Foreign Currency Exchange Contracts	(64)	(6,997)	—	(7,061)
Total Other Financial Instruments*	$14,990	$(6,997)	$—	$7,993

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

68 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 69

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.2%			ENN Energy Holdings, Ltd.	978,840	6,499
Australia - 0.6%					24,078
Amcor, Ltd. Class A	99,920	1,051
ASX, Ltd. - ADR	14,475	470	China - 0.3%
BHP Billiton, Ltd. - ADR	99,138	1,907	China Longyuan Power Group Corp.,
Brambles, Ltd.	129,249	1,026	Ltd. Class H	5,266,000	6,002
Flight Centre, Ltd.	4,136	107	China Petroleum & Chemical Corp.
Insurance Australia Group, Ltd.	197,570	849	Class H	3,301,600	2,493
New Hope Corp., Ltd.	18,457	26			8,495
South32, Ltd. Class W - ADR(Æ)	52,720	336
Tatts Group, Ltd.	111,267	323	Denmark - 0.0%
Telstra Corp., Ltd.	356,243	1,688	Tryg A/S(Æ)	8,015	162
Washington H Soul Pattinson & Co., Ltd.	3,873	39
Wesfarmers, Ltd.	62,491	1,936	Finland - 0.6%
Woodside Petroleum, Ltd.	55,451	1,445	Caverion Corp.	291,645	2,964
Woolworths, Ltd.	97,226	2,030	Kone OYJ Class B	266,822	11,171
WorleyParsons, Ltd.	751,300	5,048	Sampo OYJ Class A	33,961	1,678
		18,281	YIT OYJ(Ñ)	458,600	2,754
					18,567
Austria - 0.0%
Oesterreichische Post AG	2,472	110	France - 7.2%
			BNP Paribas SA	777,142	50,608
Belgium - 0.4%			Christian Dior SE	30,968	6,412
Groupe Bruxelles Lambert SA	5,566	459	Cie Generale des Etablissements
Proximus	10,736	404	Michelin Class B	65,500	6,423
Solvay SA	40,096	5,359	Danone SA	592,268	40,101
UCB SA	78,699	6,088	Etablissements Maurel et Prom(Æ)	400,524	2,568
		12,310	Euler Hermes Group	1,039	109
			Imerys SA	88,389	6,656
Bermuda - 0.1%			IPSOS	165,176	4,138
Axis Capital Holdings, Ltd.	8,359	481	Legrand SA - ADR	332,816	20,479
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	LVMH Moet Hennessy Louis Vuitton
Endurance Specialty Holdings, Ltd.	3,457	240	SE - ADR	155,463	29,104
PartnerRe, Ltd.	3,884	528	Metropole Television SA	4,984	101
REXLot Holdings, Ltd.(Ñ)	27,481,872	1,560	PPR SA	104,174	20,084
VTech Holdings, Ltd.	12,600	157	Renault SA	149,116	13,718
		2,966	Sanofi - ADR	145,827	15,680
			Societe Television Francaise 1	9,260	159
Canada - 1.3%			Total SA	80,335	3,981
ARC Resources, Ltd.(Ñ)	27,825	416			220,321
BCE, Inc.	31,261	1,287
Canadian Imperial Bank of Commerce(Ñ)			Germany - 5.2%
(Þ)	20,482	1,464	Allianz SE	234,367	38,422
Canadian National Railway Co.(Æ)(Ñ)(Þ)	428,267	26,737	BASF SE	64,552	5,571
CI Financial Corp.	11,732	296	Daimler AG	259,300	23,194
Genworth MI Canada, Inc.(Ñ)	2,982	71	Deutsche Annington Immobilien SE	281,686	8,802
Great-West Lifeco, Inc.(Þ)	24,242	687	Deutsche Telekom AG	381,097	6,893
Husky Energy, Inc.	25,603	467	Freenet AG	179,900	6,185
Intact Financial Corp.	11,140	768	Hannover Rueck SE	70,147	7,440
Keyera Corp.	13,014	428	Lanxess AG	124,792	7,204
Methanex Corp.	109,400	4,930	Linde AG	133,627	25,270
Pembina Pipeline Corp.(Ñ)	26,703	777	Muenchener Rueckversicherungs-
TELUS Corp.	17,261	589	Gesellschaft AG	44,095	8,113
Thomson Reuters Corp.	29,187	1,181	Symrise AG	94,420	6,285
Vermilion Energy, Inc.	7,953	268	Wincor Nixdorf AG	170,163	7,232
		40,366	Zalando SE(Æ)(Þ)	180,463	6,156
					156,767
Cayman Islands - 0.8%
Alibaba Group Holding, Ltd. - ADR(Æ)	67,285	5,271	Hong Kong - 0.6%
Baidu, Inc. - ADR(Æ)	71,282	12,308	Cathay Pacific Airways, Ltd.	2,091,800	4,945

See accompanying notes which are an integral part of this quarterly report.

70 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Resources Power Holdings Co.,			Luxembourg - 0.3%
Ltd.	1,221,600	3,132	Samsonite International SA	2,931,300	9,563
Guangdong Investment, Ltd.	3,561,400	4,817
Hang Seng Bank, Ltd.	59,593	1,221	Netherlands - 3.3%
MTR Corp., Ltd.	102,500	456	Akzo Nobel NV	223,173	15,958
Power Assets Holdings, Ltd.	7,743	73	CNH Industrial NV	3,019,000	26,987
Television Broadcasts, Ltd.	16,654	88	Heineken NV	247,952	19,516
Tencent Holdings, Ltd.(Æ)	194,300	3,619	Koninklijke Ahold NV(Æ)	68,924	1,372
		18,351	Koninklijke Philips NV	769,997	21,419
			Mylan NV(Æ)	137,413	7,694
Hungary - 0.2%			NXP Semiconductors NV(Æ)	83,816	8,129
21st Century Fox, Inc.(Æ)	211,020	7,278			101,075

India - 0.4%			New Zealand - 0.0%
Axis Bank, Ltd.(Æ)	529,139	4,730	Auckland International Airport, Ltd.(Æ)	71,705	256
Infosys, Ltd. - ADR	377,000	6,375	Contact Energy, Ltd.	26,691	87
		11,105			343

Ireland - 3.4%			Norway - 0.6%
Accenture PLC Class A	374,211	38,585	DNB ASA	343,898	5,601
Allergan PLC(Æ)	57,246	18,957	SpareBank 1 SR-Bank ASA	881,252	5,232
Greencore Group PLC Class A	1,199,125	5,923	TGS Nopec Geophysical Co. ASA - ADR	7,919	167
James Hardie Industries PLC	34,842	483	Yara International ASA	145,300	7,232
Medtronic PLC	521,703	40,896			18,232
XL Group PLC Class A	987	38
		104,882	Portugal - 0.2%
			Energias de Portugal SA	1,406,153	5,203
Israel - 0.3%
Teva Pharmaceutical Industries, Ltd.			Russia - 0.2%
- ADR	123,600	8,531	Gazprom OAO - ADR(Æ)	173,026	804
			Gazprom PAO - ADR	67,231	309
Italy - 0.3%			Rosneft OAO - GDR(Æ)	515,691	1,991
Enel SpA	1,156,626	5,442	Rosneft Oil Co. - GDR	95,700	369
Trevi Finanziaria Industriale SpA(Ñ)	1,800,905	3,339	Sberbank of Russia - ADR	363,500	1,793
		8,781			5,266

Japan - 3.8%			Singapore - 0.5%
Asahi Group Holdings, Ltd.	197,500	6,620	ComfortDelGro Corp., Ltd.	165,100	363
Canon, Inc.	62,100	1,986	SATS, Ltd.	49,000	134
Daito Trust Construction Co., Ltd.	7,500	794	Sembcorp Industries, Ltd.	198,989	6,153
Daiwa Securities Group, Inc.	2,887,000	22,506	SIA Engineering Co., Ltd.	19,200	51
Eisai Co., Ltd.	104,200	6,794	Singapore Airlines, Ltd.	42,100	331
Honda Motor Co., Ltd.	152,100	5,124	Singapore Exchange, Ltd.	59,700	349
Japan Tobacco, Inc.	60,600	2,351	Singapore Press Holdings, Ltd.	124,600	380
Kakaku.com, Inc.	345,000	5,504	Singapore Telecommunications, Ltd.	620,000	1,844
KDDI Corp.	255,900	6,523	StarHub, Ltd.	43,700	122
NTT DOCOMO, Inc.	105,200	2,224	United Overseas Bank, Ltd.	273,900	4,454
Ono Pharmaceutical Co., Ltd.	51,740	6,253			14,181
Sankyo Co., Ltd.	3,700	141
Showa Denko KK	4,778,000	5,889	South Africa - 0.2%
Sumco Corp.(Ñ)	311,600	3,114	Sasol, Ltd. - ADR	162,293	5,625
Sumitomo Mitsui Financial Group, Inc.	275,600	12,366
Takeda Pharmaceutical Co., Ltd.	47,300	2,385	South Korea - 2.1%
Toyota Motor Corp.	378,200	25,204	BNK Financial Group, Inc.	263,415	3,090
		115,778	DGB Financial Group, Inc.	8,435	80
			Hyundai Motor Co.	21,987	2,775
Jersey - 1.1%			Kia Motors Corp.	165,800	6,176
Delphi Automotive PLC	163,500	12,766	Samsung Electronics Co., Ltd.	49,117	49,350
Glencore PLC(Æ)	6,194,000	20,092	Shinhan Financial Group Co., Ltd.	85,279	3,061
		32,858			64,532

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 71

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Spain - 0.0%			Rexam PLC(Æ)	468,165	4,068
Tecnicas Reunidas SA(Æ)	2,428	124	Royal Dutch Shell PLC Class A	83,560	2,403
			South32, Ltd.(Æ)	99,138	129
Sweden - 1.0%			Standard Chartered PLC	410,317	6,278
Duni AB	260,200	3,471	Taylor Wimpey PLC	3,127,764	9,488
Investor AB Class B	154,942	5,966	Tesco PLC	1,747,954	5,887
Loomis AB Class B	188,660	5,272	Tullow Oil PLC	1,016,923	3,904
Nordea Bank AB	716,594	8,908			247,829
Skanska AB Class B	28,530	600
Svenska Handelsbanken AB A			United States - 45.7%
Shares(Æ)	436,287	6,664	3M Co.	142,483	21,563
		30,881	Advance Auto Parts, Inc.	44,156	7,692
			AECOM(Æ)	244,751	7,546
Switzerland - 6.6%			Aflac, Inc.	33,884	2,170
ACE, Ltd.	21,135	2,299	ALLETE, Inc.	129,800	6,268
Allied World Assurance Co. Holdings	7,687	325	Altria Group, Inc.	48,726	2,650
Cie Financiere Richemont SA	420,146	36,243	Amazon.com, Inc.(Æ)	30,455	16,328
Credit Suisse Group AG(Æ)	981,011	28,864	American Financial Group, Inc.	5,585	385
GAM Holding AG(Æ)	12,589	263	American International Group, Inc.	530,755	34,032
Julius Baer Group, Ltd.(Æ)	525,818	29,083	American Tower Corp. Class A(ö)	83,690	7,960
Kuehne & Nagel International AG	103,404	14,275	Ameris Bancorp	290,520	7,847
LafargeHolcim, Ltd.(Æ)	186,400	12,968	Ametek, Inc.	73,711	3,910
Nestle SA	471,225	35,695	Anadarko Petroleum Corp.	84,000	6,245
Novartis AG	242,107	25,153	Analog Devices, Inc.	29,150	1,700
Roche Holding AG	43,700	12,607	Anthem, Inc.	123,000	18,975
SGS SA	441	842	Apache Corp.	29,500	1,353
Swisscom AG	1,863	1,083	Apigee Corp.(Æ)(Ñ)	10,471	84
		199,700	Apple, Inc.	367,542	44,583
			Astoria Financial Corp.	470,600	7,116
Taiwan - 0.6%			Automatic Data Processing, Inc.	25,436	2,029
Taiwan Semiconductor Manufacturing			AVX Corp.	3,596	48
Co., Ltd. - ADR	853,600	18,873	Bank of America Corp.	1,067,900	19,094
Thailand - 0.2%			Becton Dickinson and Co.	55,924	8,509
Thai Oil PCL	3,653,800	4,985	Bed Bath & Beyond, Inc.(Æ)	58,300	3,803
			BlackRock, Inc. Class A	9,820	3,303
United Kingdom - 8.1%			Boeing Co. (The)	9,570	1,380
Amlin PLC	38,842	309	Boston Scientific Corp.(Æ)	225,617	3,912
Aon PLC	144,500	14,561	Bristol-Myers Squibb Co.	280,363	18,403
AstraZeneca PLC - ADR(Æ)	34,994	2,357	Brookline Bancorp, Inc.	572,276	6,450
BAE Systems PLC	254,158	1,903	Brooks Automation, Inc.	628,477	6,630
Barclays PLC	4,835,699	21,776	CA, Inc.	26,192	763
Barratt Developments PLC	1,046,478	10,367	Capital One Financial Corp.	78,900	6,415
BBA Aviation PLC	787,124	3,649	Carter's, Inc.	73,500	7,454
Bellway PLC	198,487	7,472	Caterpillar, Inc.	173,000	13,603
BHP Billiton PLC - ADR(Ñ)	131,800	4,844	Cerner Corp.(Æ)	99,013	7,101
BP PLC	2,377,485	14,679	Chevron Corp.	26,051	2,305
British American Tobacco PLC	44,013	2,614	Chipotle Mexican Grill, Inc. Class A(Æ)	13,478	10,004
Diageo PLC	1,425,544	39,990	Chubb Corp. (The)	60,100	7,472
Experian PLC	726,400	13,611	Cigna Corp.	69,500	10,012
GlaxoSmithKline PLC - ADR	337,059	7,329	Cincinnati Financial Corp.	12,312	680
Hiscox, Ltd.(Æ)	21,702	313	Cisco Systems, Inc.	23,083	656
Imperial Tobacco Group PLC	98,900	5,193	Citigroup, Inc.	408,400	23,875
International Game Technology PLC(Æ)			Clorox Co. (The)	9,672	1,083
(Ñ)	312,516	6,188	Coca-Cola Co. (The)	65,552	2,693
Marks & Spencer Group PLC	713,379	6,058	Colgate-Palmolive Co.	11,476	781
Next PLC	12,449	1,553	Corning, Inc.	543,770	10,158
Nomad Holdings Ltd.(Æ)(Þ)	466,677	9,684	CoStar Group, Inc.(Æ)	39,173	7,885
Persimmon PLC Class A(Æ)	310,296	9,911	Cummins, Inc.	13,943	1,806
Reckitt Benckiser Group PLC	326,143	31,311	Danaher Corp.	86,978	7,964

See accompanying notes which are an integral part of this quarterly report.

72 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
DigitalGlobe, Inc.(Æ)	234,756	4,972	Praxair, Inc.	197,533		22,546
Dime Community Bancshares, Inc.	309,300	5,258	ProAssurance Corp.	4,629		224
DR Horton, Inc.	692,200	20,551	Procter & Gamble Co. (The)	37,838		2,902
Dr Pepper Snapple Group, Inc.	15,978	1,282	Progressive Corp. (The)	47,606		1,452
Eli Lilly & Co.	31,970	2,702	Public Storage(ö)	11,041		2,265
Emerson Electric Co.	20,914	1,082	QUALCOMM, Inc.	37,466		2,412
Erie Indemnity Co. Class A	1,882	162	Quest Diagnostics, Inc.	85,300		6,296
Exxon Mobil Corp.	44,104	3,494	Raytheon Co.	20,193		2,203
Facebook, Inc. Class A(Æ)	82,695	7,774	Regal Entertainment Group Class A(Ñ)	138,585		2,855
FairPoint Communications, Inc.(Æ)(Ñ)	200,904	3,339	Reynolds American, Inc.	24,977		2,143
FedEx Corp.	30,173	5,172	Ryland Group, Inc. (The)	121,100		5,506
Fortune Brands Home & Security, Inc.	160,276	7,653	SanDisk Corp.	59,000		3,557
Franklin Resources, Inc.	135,700	6,181	Southwest Bancorp, Inc.	364,200		6,384
Frontier Communications Corp.(Ñ)	1,072,400	5,062	St. Jude Medical, Inc.	193,200		14,262
Gap, Inc. (The)	20,673	754	State Street Corp.	365,506		27,983
General Dynamics Corp.	114,600	17,088	SunTrust Banks, Inc.	113,300		5,024
General Electric Co.	303,800	7,929	Symantec Corp.	55,590		1,264
General Motors Co.	615,900	19,407	Texas Instruments, Inc.	31,667		1,583
Goldman Sachs Group, Inc. (The)	44,900	9,208	Thermo Fisher Scientific, Inc.	263,519		36,769
Google, Inc. Class C(Æ)	42,213	27,537	Tiffany & Co.	76,739		7,344
Halliburton Co.	121,800	5,090	Time Warner, Inc.	401,701		35,366
Harman International Industries, Inc.	58,413	6,289	Travelers Cos., Inc. (The)	20,832		2,211
Helmerich & Payne, Inc.	7,190	415	United Parcel Service, Inc. Class B	282,818		28,949
Hewlett-Packard Co.	191,800	5,854	United Technologies Corp.	267,949		26,878
Home Depot, Inc.	24,271	2,840	UnitedHealth Group, Inc.	162,100		19,679
Honeywell International, Inc.	315,841	33,179	Verizon Communications, Inc.	124,700		5,835
Independent Bank Corp.	144,292	6,978	Visa, Inc. Class A	636,401		47,946
Intel Corp.	1,139,806	32,997	Wal-Mart Stores, Inc.	134,270		9,665
International Bancshares Corp.	250,918	6,757	Walt Disney Co. (The)	331,014		39,722
International Business Machines Corp.	60,523	9,804	Waters Corp.(Æ)	156,487		20,889
Intuitive Surgical, Inc.(Æ)	18,364	9,791	Webster Financial Corp.	241,800		9,348
JM Smucker Co. (The)	65,010	7,261	Wells Fargo & Co.	411,600		23,819
Johnson & Johnson	179,855	18,023	Western Union Co. (The)	395,700		8,009
JPMorgan Chase & Co.	591,200	40,515	Whirlpool Corp.	34,368		6,108
Kimberly-Clark Corp.	19,579	2,251	Workday, Inc. Class A(Æ)	98,497		8,306
Landstar System, Inc.	67,775	4,882	Wyndham Worldwide Corp.	70,209		5,794
Lennar Corp. Class A	155,400	8,242	Xerox Corp.	562,800		6,202
Lockheed Martin Corp.	12,142	2,515	Zillow Group, Inc. Class A(Æ)(Ñ)	75,417		6,147
Marathon Oil Corp.	210,700	4,427				1,388,955
Marathon Petroleum Corp.	161,600	8,835
MasterCard, Inc. Class A	88,200	8,591	Total Common Stocks
McDonald's Corp.	25,103	2,507	(cost $2,270,881)			2,925,354
Merck & Co., Inc.	352,938	20,809
Mercury General Corp.	2,060	116	Investments in Other Funds - 0.2%
Meritage Homes Corp.(Æ)	129,400	5,836	Vanguard FTSE All-World ex-US ETF	131,600		6,371
MetLife, Inc.	158,600	8,840	Class U
Microchip Technology, Inc.(Ñ)	15,013	643	Total Investments in Other Funds
Microsoft Corp.	854,873	39,923	(cost $6,476)			6,371
Monster Beverage Corp.(Æ)	41,427	6,361
National Oilwell Varco, Inc.	149,900	6,315	Preferred Stocks - 0.2%
NextEra Energy, Inc.	62,000	6,522	Brazil - 0.2%
Northern Trust Corp.	91,079	6,967	Investimentos Itau SA	2,062,712		5,060
Occidental Petroleum Corp.	30,142	2,116
Oracle Corp.	528,375	21,103	Total Preferred Stocks
PepsiCo, Inc.	27,714	2,670	(cost $8,292)			5,060
Pfizer, Inc.	91,139	3,287
Philip Morris International, Inc.	30,493	2,608	Short-Term Investments - 3.5%
Pinnacle West Capital Corp.	9,008	556	United States - 3.5%
Platform Specialty Products Corp.(Æ)	391,384	9,108	Russell U.S. Cash Management Fund	80,754,574	(8)	80,755

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 73

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	United States Treasury Bills
	0.023% due 09/24/15	23,450		23,448
	0.028% due 11/12/15	1,600		1,600
				105,803
	Total Short-Term Investments
	(cost $105,803)			105,803

	Other Securities - 1.4%
	Russell U.S. Cash Collateral Fund(×)	43,253,740	(8)	43,254
	Total Other Securities
	(cost $43,254)			43,254

	Total Investments 101.5%
	(identified cost $2,434,706)			3,085,842

	Other Assets and Liabilities, Net
-	(1.5%)			(44,572)
	Net Assets - 100.0%			3,041,270

See accompanying notes which are an integral part of this quarterly report.

74 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.0%
China Hongxing Sports, Ltd.		08/27/10	SGD	6,320,000		—	765	—
								—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration		(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC 40 Index Futures			142	EUR	7,219	08/15		121
DAX Index Futures			21	EUR	5,936	09/15		243
EURO STOXX 50 Index Futures			117	EUR	4,210	09/15		234
FTSE 100 Index Futures			75	GBP	4,990	09/15		42
Hang Seng Index Futures			9	HKD	11,037	08/15		—
NIKKEI/Yen Index Futures			736	JPY	7,580,800	09/15		847
OMXS 30 Index Futures			68	SEK	10,975	08/15		3
S&P 400 E-Mini Index Futures			33	USD	4,948	09/15		(91)
S&P 500 E-Mini Index Futures		1,122		USD	117,720	09/15		571
S&P/TSX 60 Index Futures			26	CAD	4,426	09/15		(5)
SPI 200 Index Futures			26	AUD	3,673	09/15		75
TOPIX Index Futures			67	JPY	1,112,200	09/15		77
Short Positions
EURO STOXX 50 Index Futures		2,337		EUR	84,085	09/15		(4,434)
MSCI Emerging Markets Mini Index Futures			684	USD	30,780	09/15		2,071
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(246)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	35		EUR	32	08/03/15		—
Bank of America	USD	1,449		EUR	1,300	09/16/15		(20)
Bank of America	USD	548	HKD		4,246	09/16/15		—
Bank of America	AUD	200		USD	146	09/16/15		—
Bank of America	AUD	250		USD	185	09/16/15		2
Bank of America	AUD	900		USD	692	09/16/15		36
Bank of America	CAD	150		USD	116	09/16/15		1
Bank of America	CAD	400		USD	314	09/16/15		8
Bank of America	CAD	1,200		USD	971	09/16/15		54
Bank of America	CHF	1,435		USD	1,478	08/03/15		(7)
Bank of America	EUR	876		USD	956	08/03/15		(7)
Bank of America	EUR	700		USD	774	09/16/15		5
Bank of America	EUR	1,400		USD	1,543	09/16/15		4
Bank of America	EUR	2,000		USD	2,218	09/16/15		20
Bank of America	EUR	4,500		USD	5,030	09/16/15		86
Bank of America	GBP	100		USD	156	09/16/15		—
Bank of America	GBP	400		USD	619	09/16/15		(5)
Bank of America	GBP	1,300		USD	2,041	09/16/15		12
Bank of America	HKD	800		USD	103	09/16/15		—
Bank of America	HKD	1,500		USD	193	09/16/15		—
Bank of America	HKD	3,500		USD	451	09/16/15		—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 75

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	40,000	USD	324	09/16/15	1
Bank of America	JPY	80,000	USD	649	09/16/15	3
Bank of America	JPY	270,000	USD	2,180	09/16/15	—
Bank of America	SEK	800	USD	93	09/16/15	1
Bank of America	SEK	1,000	USD	118	09/16/15	2
Bank of America	SEK	2,000	USD	242	09/16/15	10
Bank of Montreal	AUD	100	USD	77	09/16/15	4
Bank of Montreal	CAD	250	USD	204	09/16/15	13
Bank of Montreal	EUR	1,500	USD	1,705	09/16/15	57
Bank of Montreal	GBP	100	USD	159	09/16/15	3
Bank of Montreal	JPY	30,000	USD	245	09/16/15	3
Bank of Montreal	SEK	1,000	USD	123	09/16/15	7
Bank of New York	USD	3,694	EUR	3,281	09/16/15	(88)
Bank of New York	USD	1,449	GBP	947	09/16/15	29
Bank of New York	USD	1,519	JPY	188,672	09/16/15	4
Bank of New York	USD	243	SEK	2,019	09/16/15	(9)
Bank of New York	AUD	150	USD	111	09/16/15	2
Bank of New York	CAD	100	USD	81	09/16/15	4
Bank of New York	CAD	200	USD	157	09/16/15	5
Bank of New York	EUR	300	USD	337	09/16/15	7
Bank of New York	EUR	1,000	USD	1,114	09/16/15	15
Bank of New York	EUR	16,749	USD	18,853	09/16/15	449
Bank of New York	GBP	100	USD	157	09/16/15	1
Bank of New York	GBP	250	USD	387	09/16/15	(3)
Bank of New York	JPY	20,000	USD	162	09/16/15	—
Bank of New York	JPY	60,000	USD	489	09/16/15	4
Bank of New York	JPY	80,000	USD	644	09/16/15	(2)
BNP Paribas	AUD	100	USD	74	09/16/15	1
BNP Paribas	EUR	1,000	USD	1,102	09/16/15	3
BNP Paribas	GBP	200	USD	307	09/16/15	(5)
BNP Paribas	JPY	30,000	USD	247	09/16/15	6
Brown Brothers Harriman	USD	549	EUR	500	09/16/15	—
Brown Brothers Harriman	USD	716	GBP	458	08/04/15	—
Brown Brothers Harriman	CHF	1,541	USD	1,596	08/04/15	1
Brown Brothers Harriman	EUR	1,638	USD	1,803	08/04/15	4
Citigroup	USD	1,681	EUR	1,500	09/16/15	(33)
Citigroup	AUD	100	USD	73	09/16/15	—
Citigroup	AUD	200	USD	145	09/16/15	(1)
Citigroup	AUD	250	USD	184	09/16/15	2
Citigroup	CAD	200	USD	153	09/16/15	1
Citigroup	CAD	250	USD	192	09/16/15	1
Citigroup	CAD	300	USD	230	09/16/15	1
Citigroup	EUR	700	USD	770	09/16/15	1
Citigroup	EUR	1,000	USD	1,086	09/16/15	(13)
Citigroup	EUR	1,000	USD	1,110	09/16/15	11
Citigroup	EUR	2,000	USD	2,215	09/16/15	18
Citigroup	GBP	200	USD	310	09/16/15	(2)
Citigroup	GBP	250	USD	390	09/16/15	—
Citigroup	GBP	400	USD	622	09/16/15	(2)
Citigroup	HKD	1,000	USD	129	09/16/15	—
Citigroup	JPY	7,624	USD	62	08/03/15	—
Citigroup	JPY	40,000	USD	324	09/16/15	1
Citigroup	JPY	50,000	USD	404	09/16/15	—
Citigroup	JPY	60,000	USD	484	09/16/15	(1)
Citigroup	JPY	80,000	USD	649	09/16/15	3
Citigroup	SEK	1,000	USD	117	09/16/15	1
Commonwealth Bank of Australia	USD	2,705	AUD	3,541	09/16/15	(123)

See accompanying notes which are an integral part of this quarterly report.

76 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	3,695	EUR	3,281	09/16/15	(89)
Commonwealth Bank of Australia	USD	1,450	GBP	947	09/16/15	29
Commonwealth Bank of Australia	USD	1,519	JPY	188,672	09/16/15	4
Commonwealth Bank of Australia	USD	244	SEK	2,019	09/16/15	(10)
Commonwealth Bank of Australia	EUR	16,749	USD	18,859	09/16/15	454
Commonwealth Bank of Australia	JPY	80,000	USD	644	09/16/15	(2)
Deutsche Bank	USD	76	AUD	100	09/16/15	(3)
Deutsche Bank	USD	190	AUD	250	09/16/15	(8)
Deutsche Bank	USD	162	CAD	200	09/16/15	(9)
Deutsche Bank	USD	239	CAD	300	09/16/15	(10)
Deutsche Bank	USD	559	EUR	500	09/16/15	(9)
Deutsche Bank	USD	1,110	EUR	1,000	09/16/15	(12)
Deutsche Bank	USD	1,395	GBP	895	08/03/15	2
Deutsche Bank	USD	315	GBP	200	09/16/15	(2)
Deutsche Bank	USD	624	GBP	400	09/16/15	1
Deutsche Bank	USD	323	JPY	40,000	09/16/15	—
Deutsche Bank	USD	650	JPY	80,000	09/16/15	(5)
Goldman Sachs	USD	1,130	EUR	1,000	09/16/15	(31)
HSBC	USD	3,346	CAD	4,129	09/16/15	(190)
HSBC	USD	3,697	EUR	3,281	09/16/15	(91)
HSBC	USD	1,449	GBP	947	09/16/15	29
HSBC	USD	548	HKD	4,246	09/16/15	—
HSBC	USD	1,518	JPY	188,672	09/16/15	5
HSBC	USD	243	SEK	2,019	09/16/15	(9)
HSBC	EUR	16,749	USD	18,868	09/16/15	464
HSBC	JPY	80,000	USD	644	09/16/15	(2)
JPMorgan Chase	USD	3,644	EUR	3,300	09/16/15	(18)
JPMorgan Chase	JPY	290,000	USD	2,351	09/16/15	10
Morgan Stanley	AUD	150	USD	111	09/16/15	1
Morgan Stanley	CAD	200	USD	154	09/16/15	1
Morgan Stanley	EUR	700	USD	762	09/16/15	(7)
Morgan Stanley	GBP	250	USD	390	09/16/15	—
Morgan Stanley	HKD	1,000	USD	129	09/16/15	—
Morgan Stanley	JPY	50,000	USD	403	09/16/15	(1)
Morgan Stanley	SEK	1,000	USD	117	09/16/15	1
National Australia Bank	USD	3,695	EUR	3,281	09/16/15	(89)
National Australia Bank	USD	1,449	GBP	947	09/16/15	29
National Australia Bank	USD	1,519	JPY	188,672	09/16/15	5
National Australia Bank	USD	243	SEK	2,019	09/16/15	(9)
National Australia Bank	EUR	16,749	USD	18,859	09/16/15	455
National Australia Bank	JPY	80,000	USD	644	09/16/15	(2)
Royal Bank of Canada	USD	2,216	EUR	2,000	09/16/15	(18)
Standard Chartered	USD	3,696	EUR	3,281	09/16/15	(90)
Standard Chartered	USD	1,449	GBP	947	09/16/15	29
Standard Chartered	USD	1,518	JPY	188,672	09/16/15	5
Standard Chartered	USD	243	SEK	2,019	09/16/15	(9)
Standard Chartered	EUR	16,749	USD	18,865	09/16/15	459
Standard Chartered	JPY	80,000	USD	644	09/16/15	(2)
State Street	USD	1,808	AUD	2,350	09/16/15	(94)
State Street	USD	2,836	CAD	3,500	09/16/15	(161)
State Street	USD	408	CHF	396	08/03/15	2
State Street	USD	134	EUR	123	08/03/15	1
State Street	USD	395	EUR	360	08/03/15	1
State Street	USD	1,653	EUR	1,516	08/03/15	13
State Street	USD	12,605	EUR	11,200	09/16/15	(298)
State Street	USD	5,267	GBP	3,400	09/16/15	41
State Street	USD	1,161	HKD	9,000	09/16/15	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 77

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	USD	3,631	JPY	440,000		09/16/15	(79)
State Street	USD	5,913	JPY	730,000		09/16/15	(20)
State Street	USD	913	SEK	7,500		09/16/15	(43)
State Street	AUD	24	USD	17		08/03/15	—
State Street	AUD	100	USD	74		09/16/15	1
State Street	AUD	300	USD	218		09/16/15	(1)
State Street	CAD	33	USD	25		08/03/15	—
State Street	CAD	150	USD	118		09/16/15	3
State Street	CAD	400	USD	306		09/16/15	—
State Street	CHF	928	USD	955		08/03/15	(5)
State Street	CHF	26,524	USD	28,416		09/16/15	928
State Street	EUR	400	USD	441		09/16/15	1
State Street	EUR	1,400	USD	1,538		09/16/15	—
State Street	GBP	23	USD	36		08/03/15	—
State Street	GBP	150	USD	234		09/16/15	—
State Street	GBP	400	USD	620		09/16/15	(5)
State Street	HKD	49	USD	6		08/03/15	—
State Street	HKD	1,000	USD	129		09/16/15	—
State Street	JPY	18,240	USD	156		08/03/15	9
State Street	JPY	32,071	USD	258		08/04/15	(1)
State Street	JPY	60,724	USD	488		08/05/15	(2)
State Street	JPY	30,000	USD	243		09/16/15	1
State Street	JPY	80,000	USD	647		09/16/15	1
State Street	SEK	88	USD	10		08/03/15	—
State Street	SEK	1,000	USD	116		09/16/15	—
UBS	USD	149	AUD	200		09/16/15	(3)
UBS	USD	157	CAD	200		09/16/15	(5)
UBS	USD	2	EUR	2		09/16/15	—
UBS	USD	464	GBP	300		09/16/15	5
UBS	USD	129	HKD	1,000		09/16/15	—
UBS	USD	817	JPY	100,000		09/16/15	(9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							2,123

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$336		$17,945		$—		$18,281
Austria	—		110		—		110
Belgium	—		12,310		—		12,310
Bermuda	1,249		157		1,560		2,966
Canada	40,366		—		—		40,366
Cayman Islands	17,579		6,499		—		24,078
China	—		8,495		—		8,495
Denmark	—		162		—		162
Finland	—		18,567		—		18,567
France	—	220,321			—		220,321
Germany	—	156,767			—		156,767
Hong Kong	—		18,351		—		18,351
Hungary	7,278		—		—		7,278
India	6,375		4,730		—		11,105
Ireland	98,476		6,406		—		104,882
Israel	8,531		—		—		8,531

See accompanying notes which are an integral part of this quarterly report.

78 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Italy	—	8,781		—	8,781
Japan	—	115,778		—	115,778
Jersey	12,766	20,092		—	32,858
Luxembourg	—	9,563		—	9,563
Netherlands	15,823	85,252		—	101,075
New Zealand	—	343		—	343
Norway	—	18,232		—	18,232
Portugal	—	5,203		—	5,203
Russia	2,300	2,966		—	5,266
Singapore	—	14,181		—	14,181
South Africa	—	5,625		—	5,625
South Korea	—	64,532		—	64,532
Spain	—	124		—	124
Sweden	—	30,881		—	30,881
Switzerland	2,624	197,076		—	199,700
Taiwan	18,873	—		—	18,873
Thailand	—	4,985		—	4,985
United Kingdom	35,277	212,552		—	247,829
United States	1,388,955	—		—	1,388,955
Investments in Other Funds	6,371	—		—	6,371
Preferred Stocks	5,060	—		—	5,060
Short-Term Investments	—	105,803		—	105,803
Other Securities	—	43,254		—	43,254
Total Investments	1,668,239	1,416,043		1,560	3,085,842

Other Financial Instruments
Futures Contracts	(246)	—		—	(246)
Foreign Currency Exchange Contracts	10	2,113		—	2,123
Total Other Financial Instruments*	$(236)	$2,113		$—	$1,877

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 79

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.7%			Gerdau SA	20,287	30
Argentina - 0.5%			Gol Linhas Aereas Inteligentes SA -
Banco Macro SA - ADR(Æ)	109,270	4,667	ADR(Æ)(Ñ)	552,000	922
Cresud SACIF y A - ADR(Æ)	425,189	4,796	Grendene SA	524,014	2,735
YPF SA - ADR	171,900	3,942	Hypermarcas SA(Æ)	838,000	4,959
		13,405	Itau Unibanco Holding SA - ADR	2,695,558	23,397
			Itausa - Investimentos Itau SA	1	—
Austria - 0.0%			JBS SA	2,080,300	9,363
Vienna Insurance Group AG	32,206	1,110	Light SA	310,400	1,277

Bangladesh - 0.2%			Linx SA(Æ)	37,300	550
Beximco Pharmaceuticals, Ltd.	3,294,840	2,951	MRV Engenharia e Participacoes SA	122,200	275
United Commercial Bank, Ltd.	10,377,822	2,726	Odontoprev SA	101,700	330
		5,677	Petroleo Brasileiro SA - ADR(Æ)(Ñ)	1,431,132	9,732
			Porto Seguro SA	370,531	4,213
Bermuda - 1.7%			Rumo Logistica Operadora Multimodal
Belmond, Ltd. Class A(Æ)	2,222	138	SA(Æ)	3,985,831	1,059
China Foods, Ltd.(Æ)	849,732	391	Smiles SA	156,300	2,525
China Resources Gas Group, Ltd.	1,085,392	3,302	Telefonica Brasil SA - ADR(Ñ)	393,621	5,125
Credicorp, Ltd.	57,000	7,518	Tim Participacoes SA - ADR	372,800	5,074
Haier Electronics Group Co., Ltd.	1,639,338	3,840	TOTVS SA	28,200	289
Hopson Development Holdings, Ltd.(Æ)	158,000	139	Tractebel Energia SA	121,801	1,290
Huabao International Holdings, Ltd.	5,287,094	2,574	Ultrapar Participacoes SA	66,492	1,365
Kerry Properties, Ltd.	326,500	1,217	Ultrapar Participacoes SA - ADR	10,980	225
Kosmos Energy, Ltd.(Æ)	113,362	816	Vale SA Class B - ADR(Ñ)	1,569,800	6,930
Nine Dragons Paper Holdings, Ltd.	5,971,000	4,401			157,734
Skyworth Digital Holdings, Ltd.	9,948,000	7,642
SmarTone Telecommunications Holdings,			Canada - 0.1%
Ltd.	2,065,389	4,223	First Quantum Minerals, Ltd.(Æ)	400,880	3,203
VTech Holdings, Ltd.	173,553	2,159	Torex Gold Resources, Inc.(Æ)	471,855	404
Yue Yuen Industrial Holdings, Ltd.	1,187,000	3,849			3,607

		42,209	Cayman Islands - 6.2%
Brazil - 6.2%			51job, Inc. - ADR(Æ)(Ñ)	139,188	4,254
Ambev SA - ADR	1,743,700	9,904	AAC Technologies Holdings, Inc.	308,904	1,752
Ambev SA(Æ)	29,367	167	Agile Property Holdings, Ltd.	800,000	459
B2W Cia Digital(Æ)	1,049,576	5,518	Alibaba Group Holding, Ltd. - ADR(Æ)	46,881	3,673
Banco Bradesco SA - ADR(Æ)	883,188	7,012	ANTA Sports Products, Ltd.	695,000	1,786
Banco Bradesco SA(Æ)	355,540	2,872	ASM Pacific Technology, Ltd.	1,123,534	10,142
Banco do Brasil SA	1,076,000	6,929	Baidu, Inc. - ADR(Æ)	94,113	16,250
Banco Santander SA - ADR(Ñ)	812,674	3,795	Belle International Holdings, Ltd. Class
BB Seguridade Participacoes SA	385,100	3,627	H	442,000	458
BM&FBovespa SA - Bolsa de Valores			Casetek Holdings, Ltd.	283,000	1,603
Mercadorias e Futuros	700,600	2,136	China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—
BR Malls Participacoes SA	387,339	1,454	China Lumena New Materials Corp.(Æ)
Braskem SA - ADR(Ñ)	227,338	1,648	(Ñ)	3,024,000	4
BRF SA - ADR	574,432	12,011	China Mengniu Dairy Co., Ltd.	1,247,000	5,639
BRF SA	17,760	373	China Metal Recycling Holdings, Ltd.
CCR SA	148,192	659	(Å)(Æ)	335,400	—
Centrais Eletricas Brasileiras SA(Æ)	798,500	1,350	China Resources Land, Ltd.	938,000	2,617
Cia Brasileira de Distribuicao - ADR	207,302	4,507	CIFI Holdings Group Co., Ltd.(Ñ)	19,384,000	4,103
Cia de Saneamento Basico do Estado de			CKH Food & Health, Ltd.(Æ)(Ñ)	384,663	1,378
Sao Paulo	444,140	2,266	Ctrip.com International, Ltd. - ADR(Æ)	83,300	5,963
Cia de Saneamento de Minas			ENN Energy Holdings, Ltd.	542,100	3,600
Gerais-COPASA(Æ)	241,400	842	Eurasia Drilling Co., Ltd. - GDR	66,883	1,045
Cia Energetica de Minas Gerais			Evergrande Real Estate Group, Ltd.	1,895,000	1,249
- ADR(Ñ)	436,058	1,199	Fufeng Group, Ltd.(Ñ)	2,948,000	1,773
Cielo SA	257,580	3,290	GCL-Poly Energy Holdings, Ltd.(Æ)	14,455,000	2,923
Even Construtora e Incorporadora SA	990,000	844	JD.com, Inc. - ADR(Æ)	158,503	5,235
Fibria Celulose SA - ADR(Ñ)	261,900	3,488	Ju Teng International Holdings, Ltd.	2,911,000	1,280
Gerdau SA - ADR	102,638	178	Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	3,280,000	660

See accompanying notes which are an integral part of this quarterly report.

80 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kingboard Chemical Holdings, Ltd.	814,500	1,364	China Communications Construction Co.,
KWG Property Holding, Ltd.	7,232,400	5,401	Ltd. Class H	922,000	1,176
Li Ning Co., Ltd.(Æ)	1,169,073	579	China Construction Bank Corp. Class H	45,874,120	37,354
Longfor Properties Co., Ltd.	1,599,052	2,278	China Eastern Airlines Corp., Ltd. Class
Mindray Medical International, Ltd.			H(Æ)	5,028,000	4,062
- ADR	36,181	987	China Everbright Bank Co.	4,958,000	2,755
Mongolian Mining Corp.(Æ)	5,845,129	185	China Life Insurance Co., Ltd. Class H	496,000	1,818
NagaCorp, Ltd.	6,000,000	4,884	China Lilang Ltd.(Æ)	610,000	657
NetEase, Inc. - ADR	60,325	8,363	China Machinery Engineering Corp.	2,273,000	1,718
Noah Holdings, Ltd. - ADR(Æ)(Ñ)	31,430	718	China Merchants Bank Co., Ltd. Class H	4,267,667	11,001
Qunar Cayman Islands, Ltd. - ADR(Æ)	24,500	1,023	China Minsheng Banking Corp., Ltd.
Real Gold Mining, Ltd.(Å)(Æ)	463,232	—	Class H	1,068,500	1,202
Sands China, Ltd.	1,760,387	7,801	China Molybdenum Co., Ltd. Class H	1,710,000	1,113
Shenzhou International Group Holdings,			China National Building Material Co.,
Ltd.	78,000	410	Ltd. Class H	3,166,872	2,386
Shimao Property Holdings, Ltd.	481,500	861	China Pacific Insurance Group Co., Ltd.
Silicon Motion Technology Corp.			Class H	1,595,300	6,661
- ADR(Ñ)	74,450	1,960	China Petroleum & Chemical Corp.
SINA Corp.(Æ)	55,900	2,270	Class H	4,348,550	3,283
Sino Biopharmaceutical, Ltd.	1,894,590	2,195	China Railway Construction Corp., Ltd.
Soho China, Ltd.	531,500	335	Class H	626,500	807
Sunac China Holdings, Ltd.	3,793,000	3,371	China Shenhua Energy Co., Ltd. Class H	2,301,500	4,384
Tingyi Cayman Islands Holding Corp.	3,156,000	6,054	China Southern Airlines Co., Ltd. Class
TPK Holding Co., Ltd.	366,000	1,253	H	5,734,000	5,664
Trina Solar, Ltd. - ADR(Æ)(Ñ)	516,000	4,928	China Telecom Corp., Ltd. Class H	14,332,000	8,001
Uni-President China Holdings, Ltd.	5,285,200	4,854	China Vanke Co., Ltd.	134,200	318
VinaCapital Vietnam Opportunity Fund,			Chongqing Changan Automobile Co.,
Ltd.	2,718,624	7,259	Ltd. Class B	1,423,467	3,015
Want Want China Holdings, Ltd.	1,580,000	1,632	Chongqing Rural Commercial Bank Co.,
WH Group, Ltd.(Æ)(Þ)	8,535,500	5,468	Ltd. Class H	4,888,000	3,482
WuXi PharmaTech Cayman, Inc.			CRRC Corp., Ltd.(Æ)	220,000	276
- ADR(Æ)	85,465	3,547	Dalian Wanda Commercial Properties
Yuzhou Properties Co., Ltd.(Ñ)	1,636,000	362	Co., Ltd. Class H(Þ)	53,000	384
		158,188	Datang International Power Generation
			Co., Ltd. Class H	4,982,000	2,161
Chile - 0.3%			Dongfeng Motor Group Co., Ltd. Class H	168,000	193
Cia Cervecerias Unidas SA - ADR	166,592	1,759	Fantasia Holdings Group Co., Ltd.	5,521,500	759
Embotelladora Andina SA - ADR	39,587	647	Future Land Development Holdings Ltd.	4,526,000	733
Empresa Nacional de			Great Wall Motor Co., Ltd. Class H(Å)	440,000	1,453
Telecomunicaciones SA	258,942	2,676	Gree Electric Appliances, Inc.	552,200	1,978
Enersis SA - ADR	154,436	2,334	Guangdong Electric Power Development
Sociedad Quimica y Minera de Chile			Co., Ltd. Class B	113,520	79
SA - ADR	87,600	1,183	Guangshen Railway Co., Ltd. Class H	856,000	410
		8,599	Guangzhou R&F Properties Co., Ltd.	1,208,800	1,203
			Haitong Securities Co., Ltd. Class H	381,600	686
China - 9.8%			Harbin Bank Co., Ltd.	530,000	174
Agricultural Bank of China, Ltd. Class H	7,329,000	3,307	Hua Hong Semiconductor, Ltd.(Æ)(Þ)	2,144,000	2,096
Air China, Ltd. Class H	2,298,000	2,295	Huadian Fuxin Energy Corp.	8,394,000	3,646
Angang Steel Co., Ltd. Class H	1,712,000	868	Huadian Power International Corp., Ltd.
Anhui Conch Cement Co., Ltd. Class H	2,826,557	8,756	Class H	10,502,000	10,571
Anhui Conch Cement Co., Ltd. Class A	762,103	2,304	Huaneng Power International, Inc. Class
Bank of China, Ltd. Class H	36,929,000	20,181	H	268,000	326
Bank of Chongquing Co., Ltd.	341,500	300	Huaxin Cement Co., Ltd. Class B	405,183	313
Bank of Communications Co., Ltd. Class			Huishang Bank Corp., Ltd.	879,000	418
H	13,118,000	11,523	Industrial & Commercial Bank of China,
BBMG Corp. Class H	414,500	316	Ltd. Class H	35,646,000	24,484
Beijing Capital Land, Ltd. Class H	2,582,000	1,239	Jiangnan Group Ltd.(Ñ)	5,412,000	1,389
China Cinda Asset Management Co.,			Jiangsu Expressway Co., Ltd. Class H	240,000	298
Ltd. Class H	8,484,000	3,778	Jiangsu Yanghe Brewery Joint-Stock Co.,
China CITIC Bank Corp., Ltd. Class			Ltd. Class A	147,064	1,492
H(Æ)	7,226,000	5,151

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 81

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jiangxi Copper Co., Ltd. Class H	180,000	243	Hong Kong - 5.4%
Kweichow Moutai Co., Ltd.	72,845	2,425	AIA Group, Ltd.	2,149,430	13,992
Lao Feng Xiang Co., Ltd. Class B(Æ)	579,853	2,328	BOC Hong Kong Holdings, Ltd.	132,000	534
Logan Property Holdings Co., Ltd.(Ñ)	276,000	120	BYD Electronic International Co., Ltd.
Metallurgical Corp. of China	9,119,000	3,027	(Æ)	7,036,000	5,869
New China Life Insurance Co., Ltd.	490,200	2,099	China Everbright International, Ltd.	2,468,000	3,787
PetroChina Co., Ltd. Class H	476,000	470	China Everbright, Ltd.	1,064,000	2,557
PetroChina Co., Ltd. - ADR	31,700	3,119	China Merchants Holdings International
Ping An Insurance Group Co. of China,			Co., Ltd.	1,080,433	3,935
Ltd. Class H	396,000	2,269	China Mobile, Ltd.	1,063,732	13,852
Qinhuangdao Port Co. Ltd.	736,000	382	China Mobile, Ltd. - ADR	488,165	31,731
Shanghai Electric Group Co., Ltd. Class			China Overseas Land & Investment, Ltd.	4,060,667	12,795
H	1,362,000	836	China Resources Enterprise, Ltd.	614,480	1,993
Shanghai Mechanical and Electrical			China Unicom Hong Kong, Ltd.	5,272,000	7,474
Industry Co., Ltd. Class B	615,717	1,714	CNOOC, Ltd.	409,000	503
Shanghai Pharmaceuticals Holding Co.,			CNOOC, Ltd. - ADR(Ñ)	21,183	2,598
Ltd. Class H	2,086,700	4,914	CT Environmental Group, Ltd.(Æ)	1,178,259	412
Shanghai Zhenhua Heavy Industries Co.,			Franshion Properties China, Ltd.	7,038,000	2,270
Ltd.(Æ)	1,741,011	1,047	Fuyao Glass Industry Group Co., Ltd(Æ)
Tsingtao Brewery Co., Ltd. Class H	864,000	4,623	(Þ)	368,800	784
Weichai Power Co., Ltd. Class H	214,000	320	Galaxy Entertainment Group, Ltd.	1,269,000	5,837
Weiqiao Textile Co. Class H	345,500	180	Hanergy Thin Film Power Group(Æ)	1,630,000	822
Wumart Stores, Inc. Class H(Æ)	1,941,385	1,199	Lenovo Group, Ltd.	3,488,000	3,778
Yanzhou Coal Mining Co., Ltd. Class H	1,348,000	771	Luk Fook Holdings International, Ltd.	482,000	1,353
Zhejiang Expressway Co., Ltd. Class H	2,004,000	2,304	Shui On Land, Ltd.	1,259,500	343
		250,787	Tencent Holdings, Ltd.	1,026,200	19,114
			Tianjin Development Holdings, Ltd.	470,000	388
Colombia - 0.3%			Yuexiu Real Estate Investment Trust(ö)	2,281,000	1,288
Almacenes Exito SA	437,601	3,236			138,009
Bancolombia SA - ADR(Ñ)	107,350	4,144
Bancolombia SA	106,756	965	Hungary - 0.5%
		8,345	MOL Hungarian Oil & Gas PLC	24,098	1,271
			OTP Bank PLC	287,211	5,896
Cyprus - 0.0%			Richter Gedeon Nyrt	338,825	5,447
Global Ports Investments PLC - GDR	37,002	187			12,614
Global Ports Investments PLC - GDR(Þ)	32,776	166
Qiwi PLC - ADR	14,540	445	India - 7.7%
		798	Ambuja Cements, Ltd.	1,791,194	6,487
			Axis Bank, Ltd.	1,830,559	16,363
Czech Republic - 0.2%			Bank of Baroda	1,446,890	4,002
Komercni Banka AS	21,829	4,881	Bharat Petroleum Corp., Ltd.	249,664	3,608
			Bharti Airtel, Ltd.	1,917,027	12,545
Egypt - 0.7%			Bosch Ltd.(Æ)	174	67
Commercial International Bank Egypt			Cipla, Ltd.	31,320	346
SAE	733,893	5,287	Coal India, Ltd.	738,206	5,055
Eastern Tobacco Co.	185,969	5,058	Dabur India, Ltd. Class A	1,522,821	6,964
Edita Food Industries(Æ)(Þ)	136,782	2,809	Dish TV India, Ltd.(Æ)	806,030	1,459
ElSwedy Electric Co.	74,000	132	Eros International Media, Ltd.(Æ)	122,927	1,126
Talaat Moustafa Group	3,009,659	3,148	GHCL, Ltd.(Æ)	89,669	126
		16,434	HCL Technologies, Ltd.	284,876	4,448
			Hero MotoCorp, Ltd.	44,163	1,848
Germany - 0.4%			Hindustan Petroleum Corp., Ltd.	222,014	3,191
Bidvest Group, Ltd.	439,728	10,758	Housing Development Finance Corp.,
Greece - 0.2%			Ltd.	171,000	3,573
Hellenic Telecommunications			ICICI Bank, Ltd. - ADR	1,184,711	11,930
Organization SA	179,337	1,292	ICICI Bank, Ltd.	641,550	3,038
OPAP SA	96,383	661	Indiabulls Housing Finance Ltd	260,820	3,001
Sarantis SA	359,891	2,397	Indian Oil Corp., Ltd.	150,404	1,012
		4,350	Indraprastha Gas, Ltd.	5,437	41
			Infosys, Ltd. - ADR	407,053	6,883
			Infosys, Ltd.	154,532	2,599

See accompanying notes which are an integral part of this quarterly report.

82 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kotak Mahindra Bank, Ltd.	456,926	4,954	WNS Holdings, Ltd. - ADR(Æ)	43,500	1,297
Larsen & Toubro, Ltd.	206,777	5,784			5,574
LIC Housing Finance, Ltd.	518,145	4,034
Lupin, Ltd.	85,789	2,271	Kazakhstan - 0.1%
Mahindra & Mahindra, Ltd.	126,242	2,685	KazMunaiGas Exploration Production
Maruti Suzuki India, Ltd.	88,340	5,967	JSC - GDR	141,760	1,249
Nestle India, Ltd.	2,115	210
NTPC, Ltd.	1,596,440	3,376	Kenya - 0.1%
Petronet LNG, Ltd.	1,285,851	3,890	Equity Group Holdings, Ltd.	2,383,600	924
Power Finance Corp., Ltd.	623,053	2,390	Safaricom, Ltd.	1,929,200	271
Power Grid Corp. of India, Ltd.	230,305	510			1,195

PTC India, Ltd.	961,396	1,035	Kuwait - 0.3%
Rajesh Exports, Ltd.(Æ)	63,360	516	National Bank of Kuwait	1,964,971	5,517
Reliance Capital, Ltd.	164,851	1,003	Viva Kuwait Telecom Co.(Æ)	885,374	2,720
Reliance Industries, Ltd.	999,819	15,621			8,237
Reliance Industries, Ltd. - GDR(Þ)	459,343	14,309
Rural Electrification Corp., Ltd.	223,962	947	Luxembourg - 0.5%
State Bank of India	421,210	1,772	Kernel Holding SA	359,761	4,175
Strides Arcolab, Ltd.(Æ)	23,236	461	MHP SA - GDR	415,627	4,156
Sun Pharmaceutical Industries, Ltd.	480,252	6,178	O'Key Group SA - GDR	15,666	42
Tata Chemicals, Ltd.	316,601	2,419	Tenaris SA - ADR	133,600	3,360
Tata Communications, Ltd.(Æ)	207,007	1,454	Ternium SA - ADR	56,735	882
Tata Consultancy Services, Ltd.	115,669	4,529			12,615
Tata Motors, Ltd. Class A(Æ)	1,056,058	4,283
Tata Motors, Ltd.(Æ)	357,462	2,140	Malaysia - 0.8%
Ultratech Cement, Ltd.	57,470	2,822	7-Eleven Malaysia Holdings, BHD	911,500	397
Welspun India, Ltd.	74,744	1,046	AMMB Holdings BHD Class 2	185,600	271
		196,318	Axiata Group BHD	535,700	892
			British American Tobacco Malaysia BHD	155,680	2,746
Indonesia - 1.1%			CIMB Group Holdings BHD	949,945	1,336
Astra International Tbk PT	6,685,100	3,284	DiGi.Com BHD - GDR	387,300	547
Bank Central Asia Tbk PT	442,300	428	Gamuda BHD	483,500	609
Bank Negara Indonesia Persero Tbk PT	4,401,100	1,549	Hong Leong Bank BHD	238,000	846
Bank Rakyat Indonesia Persero Tbk PT	12,288,800	9,058	Hong Leong Financial Group BHD	56,700	235
Bank Tabungan Pensiunan Nasional Tbk			IFCA MSC Berhad(Æ)	1,958,700	481
PT(Å)(Æ)	492,300	115	IHH Healthcare BHD	323,600	509
Indofood CBP Sukses Makmur Tbk PT	780,200	709	IJM Corp. BHD	1,852,605	3,287
Indofood Sukses Makmur Tbk PT	883,700	399	KLCCP Stapled Group	107,000	198
Media Nusantara Citra Tbk PT	17,938,961	2,708	Lafarge Malayan Cement BHD	159,041	393
Perusahaan Gas Negara Persero Tbk PT	7,513,631	2,219	Malayan Banking BHD	57,800	139
Ramayana Lestari Sentosa Tbk PT	5,036,892	260	Maxis BHD	207,500	362
Semen Indonesia Persero Tbk PT	3,269,855	2,438	MISC BHD	143,400	292
Tambang Batubara Bukit Asam Persero			Petronas Dagangan BHD	305,074	1,681
Tbk PT	1,702,000	754	Petronas Gas BHD	25,000	145
Telekomunikasi Indonesia Persero Tbk			Public Bank BHD	37,700	187
PT	3,999,000	867	Sime Darby BHD	284,400	649
Tiga Pilar Sejahtera Food Tbk	7,975,900	1,134	Steppe Cement, Ltd.	1,550,000	508
United Tractors Tbk PT	767,757	1,144	Telekom Malaysia BHD	114,600	196
		27,066	Tenaga Nasional BHD	238,200	760
			Top Glove Corp. BHD	484,800	966
Israel - 0.4%			UEM Sunrise BHD	4,329,500	1,104
Bank Hapoalim BM Class H	1,780,000	1,076	Westports Holdings BHD	539,946	566
Israel Chemicals, Ltd.	293,420	2,027			20,302
Teva Pharmaceutical Industries, Ltd.
- ADR	113,200	7,813	Mexico - 3.8%
		10,916	Altos Hornos de Mexico SA de CV
			- ADR	44,797	533
Jersey - 0.2%			America Movil SAB de CV Class L
Randgold Resources, Ltd.	39,563	2,387	- ADR	528,995	10,252
West China Cement, Ltd.	10,525,485	1,890	Cemex SAB de CV - ADR(Æ)	1,352,742	11,498

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 83

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Controladora Vuela Cia(Æ)	263,526	361	Philippines - 0.5%
Controladora Vuela Cia de Aviacion SAB			Aboitiz Power Corp.	614,400	587
de CV - ADR(Æ)	29,613	409	Ayala Corp.	6,500	111
Corp. Moctezuma SAB de CV(Å)	284,063	1,022	Ayala Land, Inc.	3,457,425	2,824
Credito Real SAB de CV SOFOM ER	45,798	105	Bank of the Philippine Islands	380,589	790
Empresas ICA SAB de CV - ADR(Æ)(Ñ)	205,700	525	BDO Unibank, Inc.	76,890	169
Fomento Economico Mexicano SAB de			International Container Terminal
CV - ADR	86,500	7,840	Services, Inc.	27,600	66
Genomma Lab Internacional SAB de CV			Megaworld Corp.	3,517,400	364
Class B(Æ)	2,848,125	2,643	Metro Pacific Investments Corp.	26,154,999	2,772
Gruma SAB de CV Class B	338,910	4,440	Metropolitan Bank & Trust Co. - ADR	152,270	294
Grupo Aeroportuario del Sureste SAB de			Philippine Long Distance Telephone Co.	6,095	386
CV - ADR	35,400	5,296	San Miguel Corp.	204,110	251
Grupo BTG Pactual	202,887	1,524	Security Bancorp, Inc.	390,170	1,270
Grupo Financiero Banorte SAB de CV			SM Investments Corp.	29,900	584
Class O	2,715,897	14,294	Universal Robina Corp.	701,500	2,934
Grupo Financiero Inbursa SAB de CV					13,402
Class O	596,054	1,353
Grupo Mexico SAB de CV	1,690,100	4,622	Poland - 0.6%
Grupo Televisa SAB - ADR	599,100	20,885	Alior Bank SA(Æ)	44,656	1,022
Kimberly-Clark de Mexico SAB de CV			Asseco Poland SA	60,271	920
Class A	1,267,475	2,940	Bank Pekao SA	81,144	3,420
Megacable Holdings SAB de CV	387,403	1,575	KGHM Polska Miedz SA	25,210	635
Wal-Mart de Mexico SAB de CV(Æ)	1,379,973	3,352	Polski Koncern Naftowy Orlen SA(Ñ)	317,581	6,411
		95,469	Polskie Gornictwo Naftowe i
			Gazownictwo SA	675,951	1,127
Morocco - 0.1%			Tauron Polska Energia SA(Ñ)	672,235	675
Attijariwafa Bank	8,155	295			14,210
Residences Dar Saada(Æ)	135,378	2,398
		2,693	Qatar - 0.1%
			Industries Qatar QSC	86,365	3,209
Netherlands - 0.5%
Nostrum Oil & Gas PLC	153,098	1,244	Romania - 0.4%
OCI NV(Æ)	83,570	2,807	Banca Transilvania(Æ)	11,187,693	6,683
X5 Retail Group NV - GDR(Æ)	245,818	4,400	Fondul Proprietatea SA(Æ)	19,271,151	3,914
Yandex NV Class A(Æ)	365,400	5,083	Unisem SA Bucuresti(Æ)	487,900	288
		13,534			10,885

Nigeria - 0.7%			Russia - 4.5%
Access Bank PLC	85,074,570	2,037	Alrosa AO	2,511,426	2,885
Dangote Cement PLC	5,395,966	4,632	Federal Grid Co. Unified Energy System
FCMB Group PLC	15,631,592	215	JSC	583,180,000	643
Guaranty Trust Bank PLC	32,140,479	3,710	Gazprom OAO - ADR	1,905,344	8,859
Guaranty Trust Bank PLC - GDR	235,525	1,413	Gazprom PAO - ADR	1,243,457	5,707
LEKOIL Ltd.(Æ)	8,173,191	2,871	LSR Group PJSC - GDR	188,217	413
Nestle Nigeria PLC	164,473	702	LSR Group PJSC	6,272	61
Nigerian Breweries PLC	2,548,587	1,548	Lukoil OAO - ADR(Æ)	464,971	19,017
United Bank for Africa PLC Class A	10,763,242	228	Lukoil PJSC - ADR	142,251	5,889
Zenith Bank PLC	19,663,461	1,585	Magnit PJSC - GDR	205,702	11,159
		18,941	Magnitogorsk Iron & Steel Works
			OJSC(Æ)	13,168,400	4,013
Pakistan - 0.7%			MMC Norilsk Nickel PJSC - ADR	96,620	1,494
Engro Corp., Ltd./Pakistan	943,600	2,998	Mobile TeleSystems PJSC - ADR	832,762	6,829
Lucky Cement, Ltd.	1,173,200	6,405	Moex Industries	741,730	849
Nishat Mills, Ltd.	4,332,900	4,874	Moscow Exchange MICEX-RTS PJSC	447,630	514
United Bank, Ltd.	2,018,900	3,633	NovaTek OAO - GDR	60,931	6,078
		17,910	Novolipetsk Steel OJSC(Æ)	351,600	453
			Novolipetsk Steel OJSC - GDR	531,256	6,986
Panama - 0.1%			PhosAgro OAO	261,957	3,563
Copa Holdings SA Class A(Ñ)	25,560	1,931	Raspadskaya OAO(Æ)	297,534	175
			Rosneft OAO - GDR	509,444	1,966

See accompanying notes which are an integral part of this quarterly report.

84 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sberbank of Russia	4,022,058	4,706	GS Retail Co., Ltd.(Ñ)	20,708	922
Sberbank of Russia - ADR	842,748	4,145	Halla Visteon Climate Control Corp.	83,496	2,591
Severstal PAO - GDR	526,680	5,941	Hana Financial Group, Inc.	16,083	400
Surgutneftegas OAO - ADR	242,266	1,358	Hankook Tire Co., Ltd.	271,887	9,451
Tatneft OAO - ADR	267,753	7,879	Hanwha Life Insurance Co., Ltd.	84,603	600
Uralkali PJSC - GDR(Æ)	158,381	2,094	Hotel Shilla Co., Ltd.	33,706	3,625
		113,676	Hwasung Industrial Co. Ltd.	38,508	839
			Hyosung Corp.	60,650	7,360
Singapore - 0.2%			Hyundai Development Co.-Engineering
Luye Pharma Group, Ltd.(Æ)(Ñ)	4,414,730	4,597	& Construction	41,967	2,517
Yangzijiang Shipbuilding Holdings, Ltd.	1,231,400	1,157	Hyundai Engineering & Construction
		5,754	Co., Ltd.	50,430	1,474
			Hyundai Mobis Co., Ltd.	2,288	417
South Africa - 3.8%			Hyundai Motor Co.	63,153	7,970
African Bank Investments, Ltd.(Æ)	887,049	—	Hyundai Securities Co., Ltd.	179,708	1,312
Anglo American Platinum, Ltd.(Æ)	22,395	468	Hyundai Steel Co.	1,556	78
AngloGold Ashanti, Ltd. - ADR(Æ)	404,400	2,475	Industrial Bank of Korea	5,073	60
Aspen Pharmacare Holdings, Ltd.(Æ)	256,044	7,546	JB Financial Group Co., Ltd.	175,801	964
Astral Foods, Ltd.	26,492	349	K.C. Tech Co., Ltd.	94,981	982
AVI, Ltd.	447,297	2,832	Kangwon Land, Inc.	48,041	1,750
Capitec Bank Holdings, Ltd.	26,049	959	KB Financial Group, Inc.	424,193	13,323
Discovery Holdings, Ltd.	972,818	10,440	KB Financial Group, Inc. - ADR	156,600	4,931
FirstRand, Ltd.	1,164,393	5,037	KCC Corp.	13,919	5,813
Foschini Group, Ltd. (The)	215,992	2,459	Kia Motors Corp.	93,821	3,495
Investec, Ltd.	290,203	2,628	Korea Aerospace Industries, Ltd.	8,346	695
Lewis Group, Ltd.(Ñ)	109,359	498	Korea Electric Power Corp. - ADR(Ñ)	147,200	3,172
Massmart Holdings, Ltd.	300,541	3,212	Korea Electric Power Corp.	18,330	793
Mediclinic International, Ltd.	66,956	596	Korea Investment Holdings Co., Ltd.	59,091	3,104
Naspers, Ltd. Class N	136,229	19,287	Korea Kolmar Co., Ltd.	38,349	3,372
Netcare, Ltd. Class H	265,367	851	Korea Petro Chemical Industries(Ñ)	9,941	1,525
Pick n Pay Holdings, Ltd.	38,790	82	Korea Zinc Co., Ltd.	1,428	598
Pick n Pay Stores, Ltd.	251,958	1,178	KT Corp. - ADR	693,000	1,557
Rand Merchant Insurance Holdings, Ltd.	43,160	152	KT Corp. - ADR(Ñ)	238,300	3,115
Remgro, Ltd.	157,250	3,256	KT Corp.(Æ)	34,099	891
Reunert, Ltd.	519,223	2,592	LG Chem, Ltd.	12,310	2,625
RMB Holdings, Ltd.	212,236	1,154	LG Corp. Class H	7,560	373
Sappi, Ltd. - ADR(Æ)	336,626	1,111	LG Display Co., Ltd. - ADR(Ñ)	196,400	1,880
Sasol, Ltd. - ADR	140,100	4,847	LG Display Co., Ltd.	8,743	166
Standard Bank Group, Ltd.	1,073,832	12,924	LG Electronics, Inc. Class H	15,159	527
Steinhoff International Holdings, Ltd.	489,217	2,981	LG International Corp.	55,284	1,352
Vodacom Group, Ltd. - ADR	306,257	3,547	LG Uplus Corp.	300,954	2,970
Woolworths Holdings, Ltd.	458,486	3,598	Lotte Chemical Corp.	16,995	3,780
		97,059	Lotte Chilsung Beverage Co., Ltd.	3,510	6,724

South Korea - 11.2%			Lotte Confectionery Co., Ltd.	2,343	3,899
Amorepacific Corp.	12,256	4,302	Lotte Shopping Co., Ltd.	3,882	836
Amorepacific Group	22,952	3,808	Meritz Securities Co., Ltd.(Ñ)	460,870	2,295
Asia Paper Manufacturing Co., Ltd.	5,070	93	NAVER Corp.	5,933	2,650
BGF retail Co., Ltd.(Ñ)	17,778	3,020	OCI Materials Co., Ltd.	7,130	809
BNK Financial Group, Inc.	162,559	1,907	S&T Motiv Co., Ltd.	2,352	128
China Great Star International, Ltd.(Æ)	144,329	294	Samsung Electro-Mechanics Co., Ltd.	31,960	1,481
CJ Corp.	3,310	863	Samsung Electronics Co., Ltd.	62,846	63,144
Coway Co., Ltd.	23,735	1,976	Samsung Electronics Co., Ltd. - GDR	24,010	11,367
Crown Confectionary Co., Ltd.	390	268	Samsung Engineering Co., Ltd.(Æ)(Ñ)	38,604	957
Daelim Industrial Co., Ltd.	50,640	3,212	Samsung Fire & Marine Insurance Co.,
Daewoo Securities Co., Ltd.	48,220	594	Ltd.	35,042	8,326
Daishin Media, Inc.	13,959	127	Samsung Life Insurance Co., Ltd.	59,133	5,407
DGB Financial Group, Inc.	479,187	4,556	Samsung Securities Co., Ltd.	12,425	556
e-LITECOM Co., Ltd.	10,754	173	Shinhan Financial Group Co., Ltd.	442,574	15,885
E-Mart Co., Ltd.	5,192	1,060	Shinsegae Co., Ltd.	11,552	2,054
GS Holdings Corp.	4,996	193	Silicon Works Co., Ltd.	17,871	517

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 85

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SK Holdings Co., Ltd.	648	125	FLEXium Interconnect, Inc.	71,000	237
SK Hynix, Inc.	217,621	6,879	Foxconn Technology Co., Ltd.(Æ)	571,000	1,726
SK Telecom Co., Ltd. - ADR(Ñ)	460,700	11,052	Fubon Financial Holding Co., Ltd.	2,305,000	4,208
SK Telecom Co., Ltd.	27,530	5,863	Giant Manufacturing Co., Ltd.	309,461	2,600
SKC Co., Ltd.	21,510	654	Global Mixed Mode Technology, Inc.	1,073,274	2,057
SKCKOLONPI, Inc.(Æ)(Ñ)	28,055	253	Grape King Bio, Ltd.	218,000	1,469
S-Oil Corp.	22,422	1,197	Greatek Electronics, Inc.(Æ)	218,000	206
STS Semiconductor &			Highwealth Construction Corp.(Æ)	97,000	200
Telecommunications(Æ)(Ñ)	158,284	391	Hiwin Technologies Corp.	422,526	2,618
Sungshin Cement Co., Ltd.(Æ)	29,405	376	Hon Hai Precision Industry Co., Ltd.	6,259,545	17,899
Tongyang Life Insurance	37,941	493	Hua Nan Financial Holdings Co., Ltd.	3,974,000	2,260
Ubiquoss, Inc.	21,933	273	Huaku Development Co., Ltd.	437,000	731
Unitest, Inc.(Ñ)	67,708	829	Innolux Corp.	8,582,000	2,991
		285,235	Inotera Memories, Inc.(Æ)	153,000	91
			Kinsus Interconnect Technology Corp.	1,434,000	2,818
Spain - 0.2%			Largan Precision Co., Ltd.	202,252	20,543
Banco Santander SA - ADR	261,411	5,278	Lite-On Technology Corp.	1,637,228	1,794
			MediaTek, Inc.	1,002,422	10,528
Sri Lanka - 0.6%			Mega Financial Holding Co., Ltd.	5,645,538	4,941
Commercial Bank of Ceylon PLC	2,743,960	3,508	Nanya Plastics Corp.	69,000	141
Distilleries Co. of Sri Lanka PLC	2,701,030	5,794	Nanya Technology Corp.	326,000	354
John Keells Holdings PLC	3,107,261	4,571	Novatek Microelectronics Corp.	681,000	2,471
		13,873	Pegatron Corp.	1,924,000	5,416

Switzerland - 0.5%			Pou Chen Corp. Class B	1,923,000	2,726
Coca-Cola HBC AG - ADR(Æ)	251,538	5,252	Senao Networks, Inc.	57,000	422
Dufry AG(Æ)	53,329	7,406	Shin Kong Financial Holding Co., Ltd.	11,962,000	3,488
		12,658	Shin Zu Shing Co., Ltd.	378,000	988
			SinoPac Financial Holdings Co., Ltd.	3,237,000	1,378
Taiwan - 9.2%			Synnex Technology International Corp.	146,000	176
Advanced Ceramic X Corp.	263,000	1,747	Taiwan Cement Corp.	392,000	425
Advanced Semiconductor Engineering,			Taiwan Cooperative Financial Holding
Inc.	6,797,459	7,814	Co., Ltd.	3,020,000	1,516
Advanced Semiconductor Engineering,			Taiwan Fertilizer Co., Ltd. Class H(Æ)	200,000	292
Inc. - ADR	386,023	2,162	Taiwan PCB Techvest Co., Ltd.	483,000	484
Advantech Co., Ltd.	580,815	3,911	Taiwan Semiconductor Manufacturing
Airtac International Group	185,850	850	Co., Ltd.	8,392,133	36,860
Asia Cement Corp.	1,382,000	1,517	Taiwan Semiconductor Manufacturing
Asustek Computer, Inc.	619,000	5,589	Co., Ltd. - ADR	879,380	19,443
AU Optronics Corp.	2,896,000	939	Tripod Technology Corp.	1,489,588	2,334
Boardtek Electronics Corp.	288,000	283	TSRC Corp.(Æ)	1,844,736	1,279
Catcher Technology Co., Ltd.	1,155,000	12,740	UMW Holdings BHD	22,100	58
Cathay Financial Holding Co., Ltd.	2,675,000	4,320	United Microelectronics Corp.	7,604,000	2,726
Chang Hwa Commercial Bank, Ltd.	1,150,000	643	Wistron Corp.	204,000	133
Chen Full International Co., Ltd.(Æ)	338,000	452	Wistron NeWeb Corp.(Æ)	857,000	2,132
China Airlines, Ltd.(Æ)	1,788,000	796	Yuanta Financial Holding Co., Ltd.	14,841,150	7,012
China Development Financial Holding					234,260
Corp.	1,583,000	521
China Steel Corp. Class H	1,295,000	927	Thailand - 2.4%
Chunghwa Telecom Co., Ltd.	435,000	1,350	Airports of Thailand PCL	854,746	7,128
Compeq Manufacturing Co. Ltd.	2,243,000	1,478	Bangkok Bank PCL	1,021,200	4,815
CTBC Financial Holding Co., Ltd.	2,307,000	1,674	Bangkok Expressway PCL	468,600	505
Delta Electronics, Inc.	1,237,270	6,096	BEC World PCL	1,693,697	1,728
E.Sun Financial Holding Co., Ltd.	1,822,357	1,109	Big C Supercenter PCL	404,000	2,102
Elite Advanced Laser Corp.	230,400	832	Central Pattana PCL	4,422,499	5,928
Epistar Corp.(Æ)	813,000	707	Delta Electronics Thailand PCL	499,500	1,141
Eva Airways Corp.(Æ)	1,120,000	809	Jasmine International PCL	14,465,722	2,051
Far Eastern New Century Corp.	1,037,340	979	Kasikornbank PCL	508,039	2,566
Far EasTone Telecommunications Co.,			Krung Thai Bank PCL	903,200	448
Ltd.	94,000	220	Pruksa Real Estate PCL(Ñ)	2,871,919	1,963
First Financial Holding Co., Ltd.	3,022,470	1,624	PTT Global Chemical PCL	2,199,500	3,851

See accompanying notes which are an integral part of this quarterly report.

86 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PTT PCL	338,500	3,127	Batu Kawan Berhad	9,100	43
Raimon Land PLC(Æ)	3,756,800	136	Cable & Wireless Communications PLC	1,152,280	1,152
Robinson Department Store PCL	623,100	734	Gentera SAB de CV(Æ)	374,996	645
SEAFCO PCL	944,370	268	Hikma Pharmaceuticals PLC	176,503	6,600
Siam Cement PCL (The)	166,500	2,483	SABMiller PLC - ADR	375,515	19,633
Siam Commercial Bank PCL (The)	960,601	4,142	Tullow Oil PLC	823,134	3,160
Thai Beverage PCL	7,992,790	4,396			52,699
Thai Union Frozen Products PCL(Æ)	5,796,870	3,108
Tipco Asphalt Public Co., Ltd.(Æ)	4,878,900	3,386	United States - 1.7%
Tisco Financial Group PCL	2,094,944	2,527	American Biltrite, Inc.(Æ)	4,047,500	4,109
TMB Bank PCL	19,980,605	1,327	Ampco-Pittsburgh Corp.	544,500	91
		59,860	Brooke Capital Corp.	3,021	70
			CMS Bancorp, Inc.	1,041,800	1,591
Togo - 0.2%			Cognizant Technology Solutions Corp.
Ecobank Transnational, Inc.(Æ)	48,818,969	4,664	Class A(Æ)	99,755	6,294
			Coventry Health Care, Inc.	170,101	127
Tunisia - 0.0%			David White, Inc.(Æ)	3,064,500	3,725
Societe Frigorifique et Brasserie de Tunis	55,414	713	DST Systems, Inc.	2,714	37
			ePlus, Inc.	5,151,000	4,364
Turkey - 2.5%			First Cash Financial Services, Inc.(Æ)	24,543	998
Akbank TAS	1,197,076	3,206	GlaxoSmithKline Consumer Healthcare
Akfen Holding AS	138,748	405	Ltd.	2,730	268
Anadolu Efes Biracilik Ve Malt Sanayii			Glimcher Realty Trust(ö)	95,593	210
AS	284,441	2,232	KollagenX Corp.	71,394,800	940
Arcelik AS	981,979	5,174	Maginet Corp.(Æ)	34,700	1,882
Coca-Cola Icecek AS	155,876	2,247	Meris Laboratories, Inc.	60,751	4,513
Emlak Konut Gayrimenkul Yatirim			Merrill Lynch & Co., Inc.(Æ)	33,810	221
Ortakligi AS(ö)	2,522,554	2,367	Nestle Berhad(Æ)	13,300	251
Enka Insaat ve Sanayi AS	1,451,218	2,635	Owens Corning	26,323	337
Ford Otomotiv Sanayi AS	167,014	1,987	Shinsegae Engineering & Construction
GSD Holding AS	456,116	207	Co., Ltd.(Æ)(Ñ)	22,911	1,168
Gubre Fabrikalari TAS	245,077	674	Sohu.com, Inc.(Æ)	95,100	4,577
Koza Altin Isletmeleri AS	533,190	4,481	Sun American Bancorp	967,565	2,277
Koza Anadolu Metal Madencilik			Video Services Corp.	539,700	896
Isletmeleri AS(Æ)	666,383	623	X5 Retail Group NV - GDR(Æ)	200,106	3,581
Soda Sanayii AS	378,149	621			42,527
Tat Gida Sanayi AS(Æ)	426,438	1,062
TAV Havalimanlari Holding AS	535,344	4,072	Virgin Islands, British - 0.1%
Torunlar Gayrimenkul Yatirim Ortakligi			Arcos Dorados Holdings, Inc. Class A(Ñ)	288,800	1,227
AS(ö)	226,524	266	Tianhe Chemicals Group Limited(Å)(Æ)	25,778,000	2,328
Tupras Turkiye Petrol Rafinerileri AS(Æ)	204,489	5,309			3,555
Turk Hava Yollari AO(Æ)	904,258	2,947
Turkcell Iletisim Hizmetleri AS	653,220	2,991	Zimbabwe - 0.0%
Turkcell Iletisim Hizmetleri AS			Delta Corp., Ltd.	496,450	494
- ADR(Ñ)	274,091	3,146
Turkiye Garanti Bankasi AS	2,780,150	8,228	Total Common Stocks
Turkiye Halk Bankasi AS	1,187,157	5,185	(cost $2,380,089)		2,310,156
Ulker Biskuvi Sanayi AS	140,361	783
Yapi ve Kredi Bankasi AS	1,052,185	1,447	Investments in Other Funds - 1.3%
		62,295	Jersey – 0.0%
			Platinum Group Metals, Ltd.	134,500	40
United Arab Emirates - 0.1%
Air Arabia PJSC	2,879,050	1,261	Luxembourg – 0.5%
Dubai Islamic Bank	216,322	442
Emaar Properties PJSC	322,013	692	SHS Genesis Smaller Co.	108,798	11,716
		2,395
			United Kingdom – 0.7%
United Kingdom - 2.1%			Genesis Indian Investment Co., Ltd	120,305	16,826
Anglo American PLC	776,747	9,805
Anglo American PLC - ADR	123,400	772	United States – 0.1%
Bank of Georgia Holdings PLC	350,284	10,889	Hyprop Investments, Ltd.	236,673	2,422

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 87

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Templeton Russia and East European	132,628	1,385		(cost $11,572)			17,984
Fund, Inc.

		3,807		Warrants & Rights - 0.5%
Total Investments in Other Funds				Cayman Islands - 0.0%
(cost $6,915)		32,389		Ju Teng International Holdings, Ltd.(Æ)
				2016 Warrants	449,125		26
Preferred Stocks - 1.4%
Brazil - 1.0%				Germany - 0.1%
Centrais Eletricas Brasileiras SA(Æ)	120,900	302		Almarai Co.(Æ)(Þ)
Cia Brasileira de Distribuicao	76,400	1,674		2016 Warrants	20,126		503
Cia de Transmissao de Energia Eletrica				Commercial Bank QSC (The)(Æ)
Paulista	92,244	1,116		2017 Warrants	117,188		1,744
Eletropaulo Metropolitana Eletricidade							2,247
de Sao Paulo SA(Æ)	28,800	127
Gerdau SA	43,640	75		Netherlands - 0.1%
Investimentos Itau SA	2,095,194	5,140		Grasim Industries, Ltd.(Æ)
Itau Unibanco Holding SA	129,470	1,137		2017 Warrants	45,928		2,649
Klabin SA	104,916	127
Lojas Americanas SA	500,103	2,518		South Korea - 0.0%
Petroleo Brasileiro SA - ADR(Æ)	1,377,514	8,472		Meritz Securities Co., Ltd.(Æ)
Telefonica Brasil SA(Þ)	494,031	6,512		2015 Rights	129,672		175
Telefonica Brasil SA(Å)	110	1
		27,201		Thailand - 0.0%
				Jasmine International Public Co., Ltd.
Chile - 0.0%				(Æ)
Embotelladora Andina SA	76,704	218		2017 Warrants	7,091,040		286

Embotelladora Andina SA Class A	24,883	57		United Kingdom - 0.3%
		275		Jarir Marketing Co.(Æ)
Colombia - 0.0%				2018 Warrants	103,800		5,930
Bancolombia SA	11,591	111
				United States - 0.0%
South Korea - 0.4%				JPMorgan Structured Products BV(Æ)
Amorepacific Corp.	13,211	2,254		2016 Warrants	61,222		460
Samsung Electronics Co., Ltd.	9,263	7,279
		9,533		Total Warrants & Rights

Total Preferred Stocks				(cost $10,928)			11,773

(cost $53,735)		37,120	Short	-Term Investments - 4.1%
				United States - 4.1%
Certificates of Participation - 0.7%				Russell U.S. Cash Management Fund	93,387,227	(8)	93,387
China - 0.0%				United States Treasury Bills(§)
JPMorgan Structured Products BV
Zero coupon due 08/14/17	48	8		0.068% due 08/13/15	12,548		12,548
							105,935
Netherlands - 0.5%				Total Short-Term Investments
JPMorgan Structured Products BV				(cost $105,935)			105,935
Zero coupon due 02/16/17	748	3,230
Zero coupon due 08/14/17	560	2,813		Other Securities - 2.6%
Series 0001				Russell U.S. Cash Collateral Fund(x)	65,594,375	(8)	65,594
Zero coupon due 05/16/17	195	3,479		Total Other Securities
Zero coupon due 07/02/18	18	1,142
Series 0002				(cost $65,594)			65,594
Zero coupon due 07/02/18	332	2,494
		13,158		Total Investments 101.3%
United Kingdom - 0.2%				(identified cost $2,634,768)			2,580,951
HSBC Bank PLC
Zero coupon due 09/12/16	37	1,853		Other Assets and Liabilities, Net
Zero coupon due 07/31/17	87	2,186
Zero coupon due 01/22/18	88	779	-	(1.3%)			(33,404)
		4,818		Net Assets - 100.0%			2,547,547
Total Certificates of Participation

See accompanying notes which are an integral part of this quarterly report.

88 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.2%
Bank Tabungan Pensiunan Nasional Tbk PT		06/27/13	IDR		492,300	0.39	193	115
China Forestry Holdings Co., Ltd.		07/26/10	HKD		871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.		11/16/12	HKD		335,400	—	339	—
Corp. Moctezuma SAB de CV		03/01/06	MXN		284,063	1.91	541	1,022
Great Wall Motor Co., Ltd.		04/18/12	HKD		440,000	5.40	2,378	1,453
Kaisa Group Holdings, Ltd.		09/04/14	HKD		3,280,000	0.38	1,261	660
Real Gold Mining, Ltd.		04/26/10	HKD		463,232	1.60	741	—
Telefonica Brasil SA		09/11/11	BRL		110	—	—	1
Tianhe Chemicals Group Limited		06/13/14	HKD		25,778,000	0.23	5,886	2,328
								5,579
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
BIST 30 Index Futures			840	TRY	8,253	08/15		(166)
FTSE JSE TOP 40 Index Futures			279	ZAR	129,816	09/15		63
Hang Seng Index Futures			113	HKD	138,572	08/15		(9)
H-Shares Index Futures			250	HKD	138,838	08/15		(178)
KOSPI 200 Index Futures			167	KRW	20,323,900	09/15		(725)
Mexican Bolsa Index Futures			212	MXN	94,825	09/15		(7)
MSCI Emerging Markets Mini Index Futures			305	USD	13,725	09/15		(1,179)
MSCI Taiwan Index Futures			484	USD	15,575	08/15		84
SGX CNX NIFTY Index Futures			674	USD	11,556	08/15		188
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(1,929)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought	Settlement Date		$
Bank of America	USD	5		GBP	3	08/04/15		—
Bank of America	USD	14,294		HKD	110,831	09/16/15		2
Bank of America	USD	621		INR	40,000	09/16/15		—
Bank of America	USD	6,133		INR	399,500	09/16/15		67
Bank of America	USD	443	KRW		500,000	09/16/15		(15)
Bank of America	USD	5,107	KRW		5,735,000	09/16/15		(196)
Bank of America	USD	3,091	MXN		48,406	09/15/15		(96)
Bank of America	USD	187		TRY	500	09/16/15		(9)
Bank of America	USD	6,906		TRY	19,541	09/16/15		58
Bank of America	USD	30		ZAR	374	08/04/15		—
Bank of America	USD	5,325		ZAR	67,291	09/16/15		(45)
Bank of America	HKD	55,000		USD	7,094	09/16/15		(1)
Bank of America	INR	70,000		USD	1,086	09/16/15		—
Bank of America	KRW	3,000,000		USD	2,705	09/16/15		136
Bank of America	MXN	10,000		USD	645	09/15/15		27
Bank of America	TRY	400		USD	146	09/16/15		3
Bank of America	TRY	1,000		USD	353	09/16/15		(4)
Bank of America	TRY	2,000		USD	707	09/16/15		(6)
Bank of America	TRY	8,700		USD	3,067	09/16/15		(33)
Bank of America	ZAR	15,000		USD	1,211	09/16/15		34
Bank of New York	USD	34		ZAR	429	08/03/15		—
Bank of New York	ZAR	478		USD	38	08/03/15		—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 89

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of New York	ZAR	315	USD	25	08/07/15	—
Barclays	USD	2,986	IDR	40,256,633	09/17/15	(43)
Barclays	USD	4,535	IDR	61,551,527	09/17/15	(34)
Barclays	USD	1,594	PHP	72,146	09/17/15	(20)
Barclays	INR	61,761	USD	959	09/16/15	—
Barclays	MYR	4,033	USD	1,068	09/17/15	23
BNP Paribas	USD	1,706	IDR	23,331,368	09/17/15	—
BNP Paribas	USD	9,726	MXN	150,964	09/17/15	(388)
BNP Paribas	USD	4,999	TWD	154,080	09/17/15	(136)
BNP Paribas	KRW	3,097,626	USD	2,670	09/17/15	18
Brown Brothers Harriman	HKD	148	USD	19	08/03/15	—
Brown Brothers Harriman	ZAR	427	USD	34	08/04/15	—
Brown Brothers Harriman	ZAR	2,667	USD	212	08/04/15	1
Citigroup	USD	2,580	HKD	20,000	09/16/15	—
Citigroup	CNY	23,851	USD	3,873	09/17/15	(17)
Citigroup	CZK	98,055	USD	4,074	09/17/15	96
Citigroup	RUB	168,883	USD	2,910	09/10/15	195
Citigroup	RUB	595,689	USD	10,324	09/10/15	745
Credit Suisse	USD	1,179	BRL	4,000	08/04/15	(10)
Credit Suisse	USD	9,411	BRL	31,940	08/04/15	(82)
Credit Suisse	USD	9,429	BRL	31,940	09/02/15	(202)
Credit Suisse	BRL	4,000	USD	1,226	08/04/15	58
Credit Suisse	BRL	31,940	USD	9,529	08/04/15	200
Credit Suisse	HKD	20,000	USD	2,580	09/16/15	—
Credit Suisse	KRW	2,000,000	USD	1,761	09/16/15	49
Deutsche Bank	USD	4,003	CZK	98,055	09/17/15	(25)
Goldman Sachs	USD	5,143	CNY	31,565	09/17/15	6
Goldman Sachs	USD	10,578	CNY	65,025	09/17/15	28
Goldman Sachs	USD	15,638	ZAR	196,082	09/17/15	(257)
Goldman Sachs	CNY	150,582	USD	24,470	09/17/15	(91)
Goldman Sachs	KRW	2,272,474	USD	2,020	09/17/15	74
Goldman Sachs	KRW	12,427,692	USD	11,159	09/17/15	519
Goldman Sachs	MYR	16,712	USD	4,418	09/17/15	88
Goldman Sachs	RUB	95,861	USD	1,594	09/10/15	52
Goldman Sachs	TWD	106,674	USD	3,462	09/17/15	96
HSBC	USD	1,274	BRL	4,000	08/04/15	(106)
HSBC	USD	10,038	BRL	31,940	08/04/15	(708)
HSBC	USD	14,294	HKD	110,831	09/16/15	2
HSBC	USD	783	INR	50,000	09/16/15	(7)
HSBC	USD	2,619	KRW	3,000,000	09/16/15	(50)
HSBC	USD	4,541	PLN	16,686	09/17/15	(123)
HSBC	BRL	4,000	USD	1,179	08/04/15	10
HSBC	BRL	31,940	USD	9,411	08/04/15	82
Morgan Stanley	CNY	21,964	USD	3,567	09/17/15	(16)
Morgan Stanley	MXN	166,636	USD	10,596	09/17/15	288
Royal Bank of Scotland	USD	967	INR	61,761	09/16/15	(8)
Royal Bank of Scotland	USD	1,321	INR	84,396	09/16/15	(11)
Royal Bank of Scotland	USD	1,010	MXN	15,672	09/17/15	(41)
Royal Bank of Scotland	USD	15,304	MYR	57,483	09/17/15	(412)
Royal Bank of Scotland	COP	6,360,902	USD	2,475	09/17/15	271
Royal Bank of Scotland	IDR	14,080,572	USD	1,035	09/17/15	6
Royal Bank of Scotland	INR	84,396	USD	1,319	09/16/15	9
Royal Bank of Scotland	ZAR	39,964	USD	3,164	09/17/15	30
Standard Chartered	USD	7,988	CNY	49,013	09/17/15	6
Standard Chartered	USD	2,498	COP	6,360,902	09/17/15	(293)
Standard Chartered	USD	6,132	INR	399,500	09/16/15	68
Standard Chartered	USD	5,113	KRW	5,735,000	09/16/15	(203)
Standard Chartered	USD	6,309	KRW	7,378,447	09/17/15	9
Standard Chartered	USD	3,092	MXN	48,406	09/15/15	(97)
Standard Chartered	USD	5,324	ZAR	67,291	09/16/15	(45)
Standard Chartered	CNY	21,305	USD	3,457	09/17/15	(18)
Standard Chartered	MYR	6,543	USD	1,718	09/17/15	23
Standard Chartered	TWD	47,406	USD	1,530	09/17/15	34

See accompanying notes which are an integral part of this quarterly report.

90 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	87	BRL	291	08/03/15	(2)
State Street	USD	2	GBP	1	08/03/15	—
State Street	USD	20	GBP	13	08/03/15	—
State Street	USD	22	GBP	14	08/03/15	—
State Street	USD	84	HKD	654	08/03/15	—
State Street	USD	636	HKD	4,929	08/03/15	—
State Street	USD	739	HKD	5,727	08/03/15	—
State Street	USD	953	HKD	7,386	08/03/15	—
State Street	USD	31	HKD	238	08/04/15	—
State Street	USD	51	HKD	398	08/04/15	—
State Street	USD	73	HKD	565	08/04/15	—
State Street	USD	1,906	HKD	14,772	08/04/15	—
State Street	USD	3,870	HKD	30,000	09/16/15	—
State Street	USD	66	IDR	886,602	08/03/15	—
State Street	USD	111	IDR	1,491,597	08/03/15	(1)
State Street	USD	32	IDR	432,489	08/04/15	—
State Street	USD	153	IDR	2,056,313	08/04/15	(1)
State Street	USD	25	KES	2,496	08/03/15	—
State Street	USD	112	KRW	130,886	08/03/15	—
State Street	USD	135	KRW	157,080	08/03/15	—
State Street	USD	150	KRW	175,080	08/03/15	—
State Street	USD	205	KRW	239,785	08/03/15	—
State Street	USD	912	KRW	1,063,224	08/03/15	(5)
State Street	USD	—	MAD	2	08/04/15	—
State Street	USD	15	MXN	239	08/03/15	—
State Street	USD	19	MXN	304	08/03/15	—
State Street	USD	46	MXN	740	08/04/15	—
State Street	USD	98	MXN	1,571	08/04/15	—
State Street	USD	18	MXN	287	08/05/15	—
State Street	USD	19	NGN	3,678	08/03/15	—
State Street	USD	35	NGN	6,871	08/03/15	—
State Street	USD	295	TRY	816	08/03/15	(1)
State Street	AED	4,256	USD	1,159	08/04/15	—
State Street	BRL	482	USD	144	08/03/15	3
State Street	CZK	42,379	USD	1,710	08/03/15	(9)
State Street	CZK	48,070	USD	1,936	08/03/15	(13)
State Street	HKD	460	USD	59	08/03/15	—
State Street	HKD	821	USD	106	08/03/15	—
State Street	HKD	843	USD	109	08/03/15	—
State Street	HKD	2,049	USD	264	08/03/15	—
State Street	HKD	202	USD	26	08/04/15	—
State Street	HKD	297	USD	38	08/04/15	—
State Street	IDR	187,901	USD	14	08/03/15	—
State Street	IDR	2,101,049	USD	156	08/03/15	1
State Street	IDR	2,551,097	USD	189	08/03/15	1
State Street	IDR	455,495	USD	34	08/04/15	—
State Street	INR	50,000	USD	777	09/16/15	—
State Street	KRW	1,000,000	USD	859	09/16/15	3
State Street	MXN	184	USD	11	08/03/15	—
State Street	MXN	234	USD	15	08/03/15	—
State Street	MXN	235	USD	14	08/03/15	—
State Street	MXN	469	USD	29	08/03/15	—
State Street	MXN	1,280	USD	78	08/03/15	(1)
State Street	MYR	73	USD	19	08/03/15	—
State Street	MYR	166	USD	43	08/03/15	—
State Street	MYR	1,222	USD	320	08/03/15	1
State Street	MYR	64	USD	17	08/04/15	—
State Street	MYR	523	USD	137	08/04/15	—
State Street	PHP	13,322	USD	292	08/03/15	1
State Street	TRY	802	USD	287	08/03/15	(2)
State Street	TRY	10	USD	3	08/04/15	—
State Street	TRY	11	USD	4	08/04/15	—
State Street	TRY	13	USD	5	08/04/15	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 91

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	TRY	15	USD		5	08/04/15	—
State Street	TRY	57	USD		21	08/04/15	—
State Street	TRY	844	USD		306	08/04/15	1
State Street	ZAR	655	USD		52	08/03/15	—
State Street	ZAR	320	USD		25	08/04/15	—
State Street	ZAR	694	USD		55	08/04/15	—
State Street	ZAR	189	USD		15	08/05/15	—
State Street	ZAR	286	USD		23	08/05/15	—
State Street	ZAR	850	USD		68	08/05/15	—
State Street	ZAR	633	USD		50	08/06/15	—
State Street	ZAR	693	USD		54	08/06/15	—
State Street	ZAR	1,193	USD		94	08/07/15	—
State Street	ZAR	5,000	USD		393	09/16/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(459)

See accompanying notes which are an integral part of this quarterly report.

92 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives			Notional		Termination	Fair Value
Underlying Security	Counterparty		Amount		Date	$
Bovespa Index Futures	Goldman Sachs		BRL	20,339	08/12/15	(409)
Bovespa Index Futures	Goldman Sachs		BRL	11,223	08/12/15	(186)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(595)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total
Common Stocks
Argentina	$13,405	$—		$—		$13,405
Austria	—	1,110		—		1,110
Bangladesh	—	5,677		—		5,677
Bermuda	8,334	33,875		—		42,209
Brazil	157,734	—		—		157,734
Canada	3,607	—		—		3,607
Cayman Islands	59,858	97,666		664		158,188
Chile	8,599	—		—		8,599
China	3,119	247,668		—		250,787
Colombia	8,345	—		—		8,345
Cyprus	521	111		166		798
Czech Republic	—	4,881		—		4,881
Egypt	—	16,434		—		16,434
Germany	—	10,758		—		10,758
Greece	—	3,058		1,292		4,350
Hong Kong	34,329	102,858		822		138,009
Hungary	—	12,614		—		12,614
India	33,122	163,196		—		196,318
Indonesia	—	27,066		—		27,066
Israel	7,813	3,103		—		10,916
Jersey	1,297	4,277		—		5,574
Kazakhstan	1,249	—		—		1,249
Kenya	—	1,195		—		1,195
Kuwait	—	8,237		—		8,237
Luxembourg	8,398	4,217		—		12,615
Malaysia	508	19,794		—		20,302
Mexico	94,936	533		—		95,469
Morocco	—	2,693		—		2,693
Netherlands	9,483	4,051		—		13,534
Nigeria	16,070	2,871		—		18,941
Pakistan	—	17,910		—		17,910
Panama	1,931	—		—		1,931
Philippines	—	13,402		—		13,402
Poland	—	14,210		—		14,210
Qatar	—	3,209		—		3,209
Romania	—	10,885		—		10,885
Russia	53,938	59,738		—		113,676
Singapore	—	5,754		—		5,754
South Africa	4,144	92,915		—		97,059
South Korea	29,277	255,833		125		285,235
Spain	5,278	—		—		5,278
Sri Lanka	—	13,873		—		13,873
Switzerland	—	12,658		—		12,658
Taiwan	21,605	212,655		—		234,260
Thailand	—	59,860		—		59,860

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 93

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Togo	4,664	—	—	4,664
Tunisia	—	713	—	713
Turkey	3,146	59,149	—	62,295
United Arab Emirates	—	2,395	—	2,395
United Kingdom	1,417	51,282	—	52,699
United States	14,088	28,369	70	42,527
Virgin Islands, British	1,227	—	2,328	3,555
Zimbabwe	494	—	—	494
Investments in Other Funds	13,141	19,248	—	32,389
Preferred Stocks	27,587	9,533	—	37,120
Certificates of Participation	8	17,976	—	17,984
Warrants & Rights	286	11,487	—	11,773
Short-Term Investments	—	105,935	—	105,935
Other Securities	—	65,594	—	65,594
Total Investments	652,958	1,922,526	5,467	2,580,951

Other Financial Instruments
Futures Contracts	(1,929)	—	—	(1,929)
Foreign Currency Exchange Contracts	(26)	(433)	—	(459)
Total Return Swap Contracts	—	(595)	—	(595)
Total Other Financial Instruments*	$(1,955)	$(1,028)	$—	$(2,983)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

94 Russell Emerging Markets Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 92.7%			Colgate-Palmolive Co.	109,816	7,470
Consumer Discretionary - 12.7%			Constellation Brands, Inc. Class A	18,440	2,213
21st Century Fox, Inc.(Æ)	83,130	2,867	CVS Health Corp.	196,844	22,139
Amazon.com, Inc.(Æ)	25,813	13,840	Dr Pepper Snapple Group, Inc.	17,480	1,402
AutoZone, Inc.(Æ)	2,200	1,542	General Mills, Inc.	6,099	355
CBS Corp. Class B	23,777	1,271	Hershey Co. (The)	54,676	5,079
Charter Communications, Inc. Class A(Æ)	5,690	1,058	Kellogg Co.	2,544	168
Comcast Corp. Class A(Æ)	287,369	17,922	Kimberly-Clark Corp.	19,591	2,252
Costco Wholesale Corp.	16,740	2,432	Kraft Heinz Co. (The)	13,302	1,057
CST Brands, Inc.	3,500	133	Kroger Co. (The)	28,400	1,114
DISH Network Corp. Class A(Æ)	13,610	879	Molson Coors Brewing Co. Class B	9,341	665
Dollar General Corp.	8,600	691	Mondelez International, Inc. Class A	554,528	25,026
Dollar Tree, Inc.(Æ)	5,970	466	PepsiCo, Inc.	128,443	12,376
eBay, Inc.(Æ)	5,789	163	Philip Morris International, Inc.	115,025	9,838
Estee Lauder Cos., Inc. (The) Class A	10,961	977	Procter & Gamble Co. (The)	146,001	11,198
Expedia, Inc.	5,900	716	Reynolds American, Inc.	15,657	1,343
Ford Motor Co.	688,045	10,204	Sysco Corp.	6,717	244
Gap, Inc. (The)	64,976	2,370	Walgreens Boots Alliance, Inc.	12,752	1,232
GateHouse Media, Inc. Class C(Æ)	133,754	6,573	Whole Foods Market, Inc.	120,840	4,399
General Motors Co.	47,200	1,487			123,955
Harman International Industries, Inc.	10,410	1,121
Home Depot, Inc.	57,634	6,745	Energy - 6.1%
Interpublic Group of Cos., Inc. (The)	14,867	317	Anadarko Petroleum Corp.	17,026	1,266
Johnson Controls, Inc.	21,607	984	Baker Hughes, Inc.	16,262	946
Lennar Corp. Class A	76,122	4,038	BP PLC - ADR	68,257	2,523
Liberty Global PLC (Æ)	6,161	262	Cabot Oil & Gas Corp.	5,264	138
Lowe's Cos., Inc.	176,870	12,268	Cheniere Energy, Inc.(Æ)	5,800	400
Macy's, Inc.	12,300	849	Chevron Corp.	88,030	7,789
McDonald's Corp.	5,663	566	Columbia Pipeline Group, Inc.	38,538	1,125
Michael Kors Holdings, Ltd.(Æ)	103,506	4,346	ConocoPhillips	99,240	4,996
Nike, Inc. Class B	1,253	144	Core Laboratories NV	94,976	10,412
Norwegian Cruise Line Holdings, Ltd.(Æ)	17,700	1,105	EOG Resources, Inc.	21,354	1,648
O'Reilly Automotive, Inc.(Æ)	20,764	4,990	EQT Corp.	2,270	174
Priceline Group, Inc. (The)(Æ)	7,236	8,998	Exxon Mobil Corp.	182,632	14,466
PulteGroup, Inc.	44,100	914	Halliburton Co.	139,376	5,825
Ralph Lauren Corp. Class A	4,274	538	Kinder Morgan, Inc.	25,405	880
Ross Stores, Inc.	18,800	999	Marathon Oil Corp.	36,814	774
Royal Caribbean Cruises, Ltd.	13,290	1,194	Marathon Petroleum Corp.	31,050	1,698
Starbucks Corp.	291,470	16,885	NOW, Inc.(Æ)	542	9
Target Corp.	112,283	9,190	Occidental Petroleum Corp.	114,932	8,068
TE Connectivity, Ltd.	32,678	1,991	Phillips 66(Æ)	75,699	6,018
Time Warner Cable, Inc.	10,232	1,944	Schlumberger, Ltd.	240,468	19,916
Time Warner, Inc.	67,362	5,931	Spectra Energy Corp.	1,991	60
TJX Cos., Inc.	167,704	11,709	Valero Energy Corp.	32,184	2,111
VF Corp.	35,920	2,769	Weatherford International PLC(Æ)	210,529	2,248
Viacom, Inc. Class B	16,438	937	Williams Cos., Inc. (The)	16,908	887
Wal-Mart Stores, Inc.	92,941	6,690			94,377
Walt Disney Co. (The)	95,353	11,442
Whirlpool Corp.	10,870	1,932	Financial Services - 19.8%
Wyndham Worldwide Corp.	77,201	6,371	ACE, Ltd.	98,539	10,718
Yum! Brands, Inc.	5,820	511	Aflac, Inc.	1,274	82
		194,271	Alliance Data Systems Corp.(Æ)	1,700	468
			American Express Co.	182,081	13,849
Consumer Staples - 8.1%			American International Group, Inc.	200,796	12,875
Altria Group, Inc.	98,236	5,342	American Tower Corp. Class A(ö)	131,291	12,487
Anheuser-Busch InBev NV - ADR	24,092	2,880	Ameriprise Financial, Inc.	17,400	2,187
Archer-Daniels-Midland Co.	33,997	1,612	Aon PLC	70,131	7,067
Coca-Cola Co. (The)	100,577	4,132	AvalonBay Communities, Inc.(ö)	7,200	1,241
Coca-Cola Enterprises, Inc.	8,200	419	Bank of America Corp.	973,653	17,409

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 95

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Bank of New York Mellon Corp. (The)	2,773	120	Cardinal Health, Inc.	56,064	4,764
BB&T Corp.	30,249	1,218	Celgene Corp.(Æ)	42,014	5,514
Berkshire Hathaway, Inc. Class B(Æ)	105,024	14,991	Cerner Corp.(Æ)	118,631	8,508
BlackRock, Inc. Class A	3,265	1,098	Eli Lilly & Co.	39,235	3,316
Boston Properties, Inc.(ö)	7,840	967	Express Scripts Holding Co.(Æ)	4,688	422
Capital One Financial Corp.	121,320	9,863	Gilead Sciences, Inc.	43,588	5,137
Charles Schwab Corp. (The)	54,135	1,888	Halyard Health, Inc.(Æ)	557	23
Chubb Corp. (The)	821	102	Humana, Inc.	17,180	3,128
Citigroup, Inc.	276,193	16,146	Intuitive Surgical, Inc.(Æ)	104	55
Discover Financial Services	1,164	65	Johnson & Johnson	179,173	17,955
Equinix, Inc.(ö)	29,524	8,235	Mallinckrodt PLC(Æ)	143	18
Everest Re Group, Ltd.	900	165	McKesson Corp.	12,701	2,801
Extra Space Storage, Inc.(ö)	6,120	450	Medtronic PLC	139,224	10,914
Fidelity National Information Services, Inc.	16,700	1,093	Merck & Co., Inc.	188,290	11,102
Goldman Sachs Group, Inc. (The)	44,783	9,184	Mylan NV(Æ)	9,604	538
Hartford Financial Services Group, Inc.	55,811	2,654	PerkinElmer, Inc.	2,100	111
Highwoods Properties, Inc.(ö)	8,040	340	Perrigo Co. PLC	9,737	1,871
Intercontinental Exchange, Inc.	39,870	9,092	Pfizer, Inc.	415,096	14,968
Invesco, Ltd.	31,202	1,204	Regeneron Pharmaceuticals, Inc.(Æ)	11,615	6,431
JPMorgan Chase & Co.	274,548	18,815	Sanofi - ADR	85,349	4,608
Kilroy Realty Corp.(ö)	9,100	645	St. Jude Medical, Inc.	62,971	4,649
Lincoln National Corp.	4,840	273	Stryker Corp.	18,925	1,936
Loews Corp.	141,690	5,400	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	873
Markel Corp.(Æ)	11,539	10,267	Thermo Fisher Scientific, Inc.	58,786	8,202
MasterCard, Inc. Class A	18,270	1,779	UnitedHealth Group, Inc.	114,331	13,880
MetLife, Inc.	172,506	9,615	Valeant Pharmaceuticals International, Inc.
Morgan Stanley	110,288	4,284	(Æ)	4,612	1,188
PayPal Holdings, Inc.(Æ)	5,789	224	Vertex Pharmaceuticals, Inc.(Æ)	8,600	1,161
PNC Financial Services Group, Inc. (The)	33,276	3,267	Zoetis, Inc. Class A	13,700	671
Prologis, Inc.(ö)	14,951	607			203,336
Prudential Financial, Inc.	10,163	898
Realogy Holdings Corp.(Æ)	163,249	7,431	Materials and Processing - 3.8%
Simon Property Group, Inc.(ö)	9,970	1,867	Air Products & Chemicals, Inc.	53,632	7,643
State Street Corp.	224,758	17,207	Alcoa, Inc.	21,732	214
SunTrust Banks, Inc.	25,377	1,125	Axiall Corp.	1,220	36
SVB Financial Group(Æ)	2,100	300	Ball Corp.	3,000	204
Synchrony Financial(Æ)	115,207	3,958	CF Industries Holdings, Inc.	8,500	503
TD Ameritrade Holding Corp.	6,600	242	Chemours Co. (The)	2,820	31
Thomson Reuters Corp.	3,730	151	CRH PLC - ADR	189,522	5,631
Travelers Cos., Inc. (The)	657	70	Crown Holdings, Inc.(Æ)	24,879	1,281
Unum Group	8,350	299	Dow Chemical Co. (The)	104,736	4,929
US Bancorp	83,139	3,759	Ecolab, Inc.	128,792	14,915
Visa, Inc. Class A	300,488	22,639	EI du Pont de Nemours & Co.	35,718	1,992
Wells Fargo & Co.	520,414	30,116	Ingersoll-Rand PLC	8,027	493
XL Group PLC Class A	14,100	536	International Paper Co.	78,100	3,739
		303,032	LyondellBasell Industries NV Class A	11	1
			Martin Marietta Materials, Inc.	6,978	1,094
Health Care - 13.3%			Masco Corp.	34,250	904
Abbott Laboratories	72,784	3,689	Monsanto Co.	47,040	4,793
AbbVie, Inc.	134,582	9,422	Mosaic Co. (The)	13,819	593
Aetna, Inc.	15,038	1,699	PPG Industries, Inc.	4,260	462
Alexion Pharmaceuticals, Inc.(Æ)	7,010	1,384	Praxair, Inc.	33,531	3,827
Allergan PLC(Æ)	39,600	13,114	Precision Castparts Corp.	18,558	3,617
Amgen, Inc.	99,817	17,627	Rio Tinto PLC - ADR	27,061	1,045
Anthem, Inc.	63,556	9,805	Southern Copper Corp.	672	19
Becton Dickinson and Co.	1,909	290			57,966
Biogen, Inc.(Æ)	12,139	3,870
Boston Scientific Corp.(Æ)	124,350	2,156	Producer Durables - 11.9%
Bristol-Myers Squibb Co.	84,335	5,536	3M Co.	6,010	910

See accompanying notes which are an integral part of this quarterly report.

96 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Accenture PLC Class A	43,472	4,482	Facebook, Inc. Class A(Æ)	84,842	7,976
American Airlines Group, Inc.	4,608	185	Freescale Semiconductor, Ltd.(Æ)	7,400	295
Automatic Data Processing, Inc.	85,223	6,798	Google, Inc. Class C(Æ)	40,550	25,626
B/E Aerospace, Inc.	81,222	3,956	Hewlett-Packard Co.	120,676	3,683
Boeing Co. (The)	5,898	850	Intel Corp.	121,270	3,511
Canadian Pacific Railway, Ltd.	2,932	472	International Business Machines Corp.	36,007	5,833
CSX Corp.	93,837	2,935	Intuit, Inc.	36,782	3,890
Cummins, Inc.	9,822	1,272	KLA-Tencor Corp.	5,800	308
Danaher Corp.	5,344	489	Lam Research Corp.	36,360	2,795
Deere & Co.	6,351	601	LinkedIn Corp. Class A(Æ)	26,779	5,443
Delta Air Lines, Inc.	290,862	12,897	Microsoft Corp.	605,036	28,255
Eaton Corp. PLC	41,057	2,487	Oracle Corp.	347,926	13,896
Emerson Electric Co.	13,090	677	QUALCOMM, Inc.	72,926	4,696
FedEx Corp.	2,119	363	Red Hat, Inc.(Æ)	82,201	6,501
Fluor Corp.	8,730	408	Salesforce.com, Inc.(Æ)	75,245	5,516
General Dynamics Corp.	40,191	5,993	SanDisk Corp.	6,703	404
General Electric Co.	428,940	11,195	SAP SE - ADR	85,117	6,100
Honeywell International, Inc.	329,474	34,611	Texas Instruments, Inc.	40,422	2,020
Illinois Tool Works, Inc.	3,438	308	Twitter, Inc.(Æ)	2,959	92
L-3 Communications Holdings, Inc.	12,665	1,462	VMware, Inc. Class A(Æ)	2,717	242
Lockheed Martin Corp.	3,081	638	Xilinx, Inc.	5,800	242
Mettler-Toledo International, Inc.(Æ)	27,330	9,227	Yahoo!, Inc.(Æ)	319	12
Norfolk Southern Corp.	30,273	2,553			197,023
Northrop Grumman Corp.	2,879	498
PACCAR, Inc.	54,277	3,519	Utilities - 4.2%
Pall Corp.	11,721	1,482	American Electric Power Co., Inc.	11,179	632
Parker-Hannifin Corp.	5,283	596	AT&T, Inc.	471,546	16,381
Pentair PLC	6,410	390	Calpine Corp.(Æ)	347,059	6,351
Raytheon Co.	68,662	7,490	CenterPoint Energy, Inc.	27,548	533
Sensata Technologies Holding NV(Æ)	221,428	11,364	CMS Energy Corp.	37,178	1,274
Southwest Airlines Co.	120,075	4,347	Dominion Resources, Inc.	12,133	870
SPX Corp.	965	63	Duke Energy Corp.	12,938	960
Stanley Black & Decker, Inc.	47,178	4,977	Edison International	31,273	1,877
TopBuild Corp.(Æ)	3,805	109	Entergy Corp.	71,511	5,079
TransDigm Group, Inc.(Æ)	38,323	8,673	Exelon Corp.	77,137	2,475
Tyco International PLC	121,367	4,611	NextEra Energy, Inc.	35,151	3,698
Union Pacific Corp.	109,024	10,640	NiSource, Inc.	38,538	673
United Continental Holdings, Inc.(Æ)	22,829	1,287	PG&E Corp.	38,308	2,012
United Parcel Service, Inc. Class B	4,733	485	Public Service Enterprise Group, Inc.	7,274	303
United Technologies Corp.	113,554	11,391	Sempra Energy	14,900	1,517
Verisk Analytics, Inc. Class A(Æ)	48,126	3,759	Southern Co.	28,934	1,294
Waste Management, Inc.	4,229	216	T-Mobile US, Inc.(Æ)	8,037	327
WW Grainger, Inc.	2,470	565	Verizon Communications, Inc.	394,449	18,456
		182,231			64,712

Technology - 12.8%			Total Common Stocks
Adobe Systems, Inc.(Æ)	121,016	9,922	(cost $1,083,505)		1,420,903
Amphenol Corp. Class A	3,305	187
Analog Devices, Inc.	72,092	4,205	Short-Term Investments - 7.9%
Apple, Inc.	230,667	27,980	Russell U.S. Cash Management Fund	115,112,831(8)	115,113
Applied Materials, Inc.	29,314	509	United States Treasury Bills
ARM Holdings PLC - ADR	107,406	5,052	0.068% due 08/13/15 (ç)(~)(§)	1,900	1,900
Avago Technologies, Ltd. Class A	30,330	3,796	0.051% due 11/12/15 (ç)(~)(§)	3,500	3,499
Broadcom Corp. Class A	36,440	1,844	Total Short-Term Investments
CDK Global Inc.	4,813	249	(cost $120,512)		120,512
Cisco Systems, Inc.	247,334	7,029
Cognizant Technology Solutions Corp. Class			Total Investments 100.6%
A(Æ)	31,159	1,966	(identified cost $1,204,017)		1,541,415
EMC Corp.	258,401	6,948

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- (0.6%)	(8,818)
Net Assets - 100.0%	1,532,597

See accompanying notes which are an integral part of this quarterly report.

98 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		938	USD	98,415	09/15	393
S&P E-Mini Energy Select Sector Index Futures		161	USD	11,130	09/15	(1,171)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(778)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$194,271	$—			$—	$194,271
Consumer Staples	123,955	—			—	123,955
Energy	94,377	—			—	94,377
Financial Services	303,032	—			—	303,032
Health Care	203,336	—			—	203,336
Materials and Processing	57,966	—			—	57,966
Producer Durables	182,231	—			—	182,231
Technology	197,023	—			—	197,023
Utilities	64,712	—			—	64,712
Short-Term Investments	5,399	115,113			—	120,512
Total Investments	1,426,302	115,113			—	1,541,415

Other Financial Instruments
Futures Contracts	(778)	—			—	(778)
Total Other Financial Instruments*	$(778)	$—			$—	$(778)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 99

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 93.7%			Gannett Co., Inc.(Æ)	27,057	342
Consumer Discretionary - 15.1%			Gentex Corp.	12,980	209
1-800-Flowers.com, Inc. Class A(Æ)	26,158	260	Gentherm, Inc.(Æ)	47,159	2,373
A H Belo Corp. Class A	33,349	172	Goodyear Tire & Rubber Co. (The)	9,881	298
Aaron's, Inc. Class A	5,967	221	GoPro, Inc. Class A(Æ)(Ñ)	3,566	221
AMC Entertainment Holdings, Inc. Class A	11,037	356	Graham Holdings Co. Class B	465	321
AMC Networks, Inc. Class A(Æ)	109	9	Grand Canyon Education, Inc.(Æ)	5,539	241
American Axle & Manufacturing Holdings,			Hanesbrands, Inc.	18,736	581
Inc.(Æ)	11,867	237	Hasbro, Inc.(Ñ)	17,600	1,386
American Eagle Outfitters, Inc.	9,527	169	Hertz Global Holdings, Inc.(Æ)	2,222	38
ANN, Inc.(Æ)	21,289	974	Hillenbrand, Inc.	7,084	201
Apollo Group, Inc. Class A(Æ)	23,471	301	HomeAway, Inc.(Æ)(Ñ)	977	29
Aramark	3,415	109	Horizon Global Corp.(Æ)	10,160	127
Asbury Automotive Group, Inc.(Æ)	291	26	HSN, Inc.	13,535	995
Ascena Retail Group, Inc.(Æ)	2,862	36	Iconix Brand Group, Inc.(Æ)	16,040	349
Avon Products, Inc.(Ñ)	12,989	74	Interpublic Group of Cos., Inc. (The)	14,186	302
Barnes & Noble, Inc.(Æ)	7,464	196	Jack in the Box, Inc.	691	66
Beazer Homes USA, Inc.(Æ)	5,350	103	JAKKS Pacific, Inc.(Æ)	21,710	214
Big Lots, Inc.	927	40	Jarden Corp.(Æ)	2,232	123
Biglari Holdings, Inc.(Æ)	263	114	JC Penney Co., Inc.(Æ)(Ñ)	4,042	33
Blue Nile, Inc.(Æ)	3,554	113	John Wiley & Sons, Inc. Class A(Æ)	3,050	162
Bob Evans Farms, Inc.	13,969	697	KB Home	22,835	365
Brinker International, Inc.	20,943	1,254	La Quinta Holdings, Inc.(Æ)	48,190	1,023
Buffalo Wild Wings, Inc.(Æ)	15,101	2,953	Lamar Advertising Co. Class A(ö)	2,956	177
Burlington Stores, Inc.(Æ)	1,109	61	Lear Corp.	724	75
Cabela's, Inc.(Æ)	14,533	646	Leggett & Platt, Inc.	1,002	48
Cablevision Systems Corp. Class A	3,394	96	Lennar Corp. Class A	19,891	1,055
Callaway Golf Co.	14,281	131	Liberty Broadband Corp. Class A(Æ)	5,790	312
Capella Education Co.	18,473	951	Liberty Broadband Corp. Class C(Æ)	1,205	64
CarMax, Inc.(Æ)	3,653	236	Liberty Media Corp.(Æ)	2,096	79
Carter's, Inc.	13,072	1,326	Liberty Media Corp. Class A(Æ)	2,097	79
Cheesecake Factory, Inc. (The)	18,452	1,065	Liberty Ventures Class A(Æ)	1,972	82
Chico's FAS, Inc.	10,882	166	Lithia Motors, Inc. Class A	7,444	891
Christopher & Banks Corp.(Æ)	12,852	42	Live Nation Entertainment, Inc.(Æ)	602	16
Cimpress NV(Æ)	544	35	LKQ Corp.(Æ)	77,041	2,424
Columbia Sportswear Co.	436	31	lululemon athletica, Inc.(Æ)	1,971	124
Cooper Tire & Rubber Co.	4,271	141	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	2,232	43
Coty, Inc. Class A(Æ)	1,704	46	Madison Square Garden Co. (The) Class A(Æ)	515	43
Criteo SA - ADR(Æ)	13,172	701	Matthews International Corp. Class A	14,733	793
Dana Holding Corp.	9,122	169	McClatchy Co. (The) Class A(Æ)	176,206	143
Deckers Outdoor Corp.(Æ)	809	59	Men's Wearhouse, Inc. (The)	432	26
DeVry Education Group, Inc.	8,257	251	Monro Muffler Brake, Inc.	26,254	1,661
Dick's Sporting Goods, Inc.	1,558	79	Motorcar Parts of America, Inc.(Æ)	2,581	76
Dillard's, Inc. Class A	1,396	142	Movado Group, Inc.	3,940	100
Domino's Pizza, Inc.	12,172	1,386	Murphy USA, Inc.(Æ)	2,971	160
Dorman Products, Inc.(Æ)(Ñ)	12,502	660	National Presto Industries, Inc.	764	60
DR Horton, Inc.	3,084	92	New York Times Co. (The) Class A	1,570	21
DreamWorks Animation SKG, Inc. Class			Nu Skin Enterprises, Inc. Class A(Ñ)	990	39
A(Æ)	5,210	126	NVR, Inc.(Æ)	61	91
Dunkin' Brands Group, Inc.(Ñ)	1,169	63	Office Depot, Inc.(Æ)	5,904	47
Ethan Allen Interiors, Inc.	42,160	1,273	Outerwall, Inc.	1,659	117
Express, Inc.(Æ)	1,517	29	Oxford Industries, Inc.	10,623	892
Finish Line, Inc. (The) Class A	43,849	1,205	Pandora Media, Inc.(Æ)	3,736	65
Five Below, Inc.(Æ)	30,657	1,130	Panera Bread Co. Class A(Æ)	414	84
Foot Locker, Inc.	1,763	124	Polaris Industries, Inc.	5,194	712
Fortune Brands Home & Security, Inc.	476	23	Pool Corp.	14,463	1,018
Fossil Group, Inc.(Æ)	859	59	PriceSmart, Inc.	343	33
Fred's, Inc. Class A	1,899	34	PulteGroup, Inc.	17,628	365
GameStop Corp. Class A(Ñ)	4,600	211	PVH Corp.	317	37

See accompanying notes which are an integral part of this quarterly report.

100 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Red Robin Gourmet Burgers, Inc.(Æ)	2,684	246	Post Holdings, Inc.(Æ)	7,873	423
Remy International, Inc.	439	13	Rite Aid Corp.(Æ)	11,272	100
Rent-A-Center, Inc. Class A	4,161	111	Safeway, Inc.(Æ)	9,450	5
Restaurant Brands International, Inc.	2,988	129	Sanderson Farms, Inc.	4,403	317
Revlon, Inc. Class A(Æ)	1,384	50	Snyders-Lance, Inc.	59,414	1,932
Ross Stores, Inc.	4,846	258	Spectrum Brands Holdings, Inc.	921	97
Sally Beauty Holdings, Inc.(Æ)	57,165	1,703	SUPERVALU, Inc.(Æ)	117,226	1,081
SeaWorld Entertainment, Inc.	1,451	25	TreeHouse Foods, Inc.(Æ)	20,962	1,718
Service Corp. International	12,050	368	Universal Corp.	6,009	343
Shoe Carnival, Inc.	6,564	186	Vector Group, Ltd.	1,664	42
Shutterfly, Inc.(Æ)	54,381	2,352	Village Super Market, Inc. Class A	706	20
Signet Jewelers, Ltd.	2,947	357	WhiteWave Foods Co. (The) Class A(Æ)	26,235	1,354
Skechers U.S.A., Inc. Class A(Æ)	489	74			14,448
Stage Stores, Inc.	4,893	86
Stamps.com, Inc.(Æ)	2,739	188	Energy - 2.5%
Star Buffet, Inc.(Æ)	5,402	218	Approach Resources, Inc.(Æ)(Ñ)	46,335	180
Sturm Ruger & Co., Inc.	3,231	194	Atwood Oceanics, Inc.	14,462	301
TEGNA, Inc.	47,467	1,383	Bill Barrett Corp.(Æ)(Ñ)	27,833	158
Tempur Sealy International, Inc.(Æ)	1,078	81	California Resources Corp.	11,185	47
Tenneco, Inc.(Æ)	21,964	1,094	Carrizo Oil & Gas, Inc.(Æ)	3,467	132
Tiffany & Co.	1,713	164	Cloud Peak Energy, Inc.(Æ)(Ñ)	22,532	72
Tilly's, Inc. Class A(Æ)	2,963	27	Cobalt International Energy, Inc.(Æ)	8,553	66
Time, Inc.(Æ)	4,332	97	CONSOL Energy, Inc.	4,940	82
TiVo, Inc.(Æ)	8,638	86	Delek US Holdings, Inc.	480	17
Toll Brothers, Inc.(Æ)	49,791	1,938	Denbury Resources, Inc.	9,476	37
Tractor Supply Co.	4,255	394	Diamondback Energy, Inc.(Æ)	14,403	969
Tribune Media Co. Class A	6,414	324	Energen Corp.	1,291	71
Tumi Holdings, Inc.(Æ)	2,147	41	Energy XXI, Ltd.	38,986	69
Tupperware Brands Corp.	2,897	169	Ensco PLC Class A	6,865	114
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,465	907	EP Energy Corp. Class A(Æ)	19,576	164
Urban Outfitters, Inc.(Æ)	1,322	43	Exterran Holdings, Inc.	6,019	149
Vail Resorts, Inc.	589	65	First Solar, Inc.(Æ)	11,355	503
Vista Outdoor, Inc.(Æ)	856	40	Gastar Exploration, Inc.(Æ)	72,150	123
VOXX International Corp. Class A(Æ)	3,724	30	Golar LNG, Ltd.(Æ)	1,588	68
WABCO Holdings, Inc.(Æ)	2,536	313	Green Brick Partners, Inc.(Æ)	3,181	38
WCI Communities, Inc.(Æ)	873	22	Green Plains, Inc.	2,849	64
Williams-Sonoma, Inc.	1,726	146	Gulfport Energy Corp.(Æ)	1,708	56
Wyndham Worldwide Corp.	2,673	221	Helmerich & Payne, Inc.	13,939	805
		57,397	Hornbeck Offshore Services, Inc.(Æ)	10,816	197
			Hubbell, Inc. Class B(Æ)	450	47
Consumer Staples - 3.8%			Jones Energy, Inc. Class A(Æ)	16,564	117
Cal-Maine Foods, Inc.(Ñ)	26,381	1,429	Matador Resources Co.(Æ)	9,101	201
Casey's General Stores, Inc.	19,526	1,996	McDermott International, Inc.(Æ)	264,068	1,162
Constellation Brands, Inc. Class A	2,422	291	Nabors Industries, Ltd.	6,703	78
Edgewell Personal Care Co.	1,144	109	Newfield Exploration Co.(Æ)	2,876	94
El Pollo Loco Holdings, Inc.(Æ)	1,991	39	Noble Corp. PLC(Ñ)	5,406	65
Energizer Holdings, Inc.	9,368	361	Noble Energy, Inc.	2,014	71
Fresh Market, Inc. (The)(Æ)(Ñ)	46,981	1,433	Northern Oil and Gas, Inc.(Æ)(Ñ)	32,278	154
GNC Holdings, Inc. Class A	1,116	55	NOW, Inc.(Æ)	3,505	61
Hain Celestial Group, Inc. (The)(Æ)	5,750	391	Oasis Petroleum, Inc.(Æ)	24,916	240
Herbalife, Ltd.(Æ)(Ñ)	1,246	63	Oceaneering International, Inc.	3,328	133
Ingles Markets, Inc. Class A	1,543	71	Oil States International, Inc.(Æ)	2,537	76
JM Smucker Co. (The)	1,628	182	Patterson-UTI Energy, Inc.	1,280	21
MGP Ingredients, Inc.	5,280	78	Renewable Energy Group, Inc.(Æ)	40,470	413
Monster Beverage Corp.(Æ)	2,242	344	REX American Resources Corp.(Æ)	4,386	226
Natural Health Trends Corp.	2,606	79	Rowan Cos. PLC Class A	2,620	45
Nutraceutical International Corp.(Æ)	1,030	25	RPC, Inc.(Ñ)	12,723	156
PetMed Express, Inc.	3,367	57	SandRidge Energy, Inc.(Æ)	130,093	67
Pinnacle Foods, Inc.	285	13	Seadrill, Ltd.(Ñ)	46,652	416

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SM Energy Co.	3,848	143	Chimera Investment Corp.(ö)	8,840	126
SolarCity Corp.(Æ)(Ñ)	522	30	City National Corp.	26,750	2,405
SunPower Corp. Class A(Æ)	7,412	200	CNO Financial Group, Inc.	1,302	23
Superior Energy Services, Inc.	2,817	48	Columbia Banking System, Inc.	5,350	175
Synergy Resources Corp.(Æ)	12,491	122	Communications Sales & Leasing, Inc.(ö)	2,156	45
TerraForm Power, Inc. Class A	1,107	33	Community Bank System, Inc.	27,614	1,056
Tesoro Corp.	3,098	302	Community Trust Bancorp, Inc.	652	23
Ultra Petroleum Corp.(Æ)	1,754	14	Corrections Corp. of America(ö)	5,353	188
Whiting Petroleum Corp.(Æ)	3,607	74	Cowen Group, Inc. Class A(Æ)	53,576	303
World Fuel Services Corp.	3,375	137	CVB Financial Corp.	10,947	194
WPX Energy, Inc.(Æ)	31,287	272	DCT Industrial Trust, Inc.(ö)	57,848	2,011
		9,700	Duke Realty Corp.(ö)	1,172	24
			E*Trade Financial Corp.(Æ)	55,910	1,589
Financial Services - 23.1%			East West Bancorp, Inc.	7,106	318
Affiliated Managers Group, Inc.(Æ)	1,961	408	Education Realty Trust, Inc.(ö)	62,615	1,981
Alexander & Baldwin, Inc.	614	23	Endurance Specialty Holdings, Ltd.	23,692	1,646
Alexandria Real Estate Equities, Inc.(ö)	1,282	119	Enova International, Inc. Class W(Æ)	2,227	40
Alleghany Corp.(Æ)	56	27	Equifax, Inc.	4,676	478
Alliance Data Systems Corp.(Æ)	443	122	Equinix, Inc.(ö)	679	189
Allied World Assurance Co. Holdings	1,568	66	Equity LifeStyle Properties, Inc. Class A(ö)	1,461	85
Altisource Portfolio Solutions SA(Æ)	149	5	Euronet Worldwide, Inc.(Æ)	16,902	1,158
Ambac Financial Group, Inc.(Æ)	13,518	217	Everest Re Group, Ltd.	1,700	311
American Equity Investment Life Holding			Extra Space Storage, Inc.(ö)	5,406	397
Co.	47,731	1,410	Ezcorp, Inc. Class A(Æ)	4,990	35
Anchor BanCorp Wisconsin, Inc.(Æ)	76	3	FactSet Research Systems, Inc.	364	60
Apollo Investment Corp.(Ñ)	8,068	55	Fair Isaac Corp.	21,716	1,969
Arch Capital Group, Ltd.(Æ)	2,102	150	FCB Financial Holdings, Inc. Class A(Æ)	894	31
Ares Capital Corp.	10,550	170	Federal Agricultural Mortgage Corp. Class C	6,090	163
Argo Group International Holdings, Ltd.	27,829	1,569	Federal Realty Investment Trust(ö)	2,297	314
Arthur J Gallagher & Co.	2,251	107	FelCor Lodging Trust, Inc.(ö)	105,037	983
Aspen Insurance Holdings, Ltd.	4,691	226	Fidelity & Guaranty Life	14,310	372
Assurant, Inc.	4,517	337	Fifth Street Asset Management, Inc. Class A	1,253	12
Assured Guaranty, Ltd.	20,216	494	Financial Engines, Inc.(Ñ)	39,102	1,793
Astoria Financial Corp.	20,642	312	First American Financial Corp.	965	39
AV Homes, Inc.(Æ)	1,000	15	First BanCorp(Æ)	29,005	125
Axis Capital Holdings, Ltd.	11,344	653	First Community Bancshares, Inc.	1,301	23
Banco Latinoamericano de Comercio Exterior			First Financial Bankshares, Inc.	1,133	38
Class E	6,718	185	First Industrial Realty Trust, Inc.(ö)	83,830	1,755
BancorpSouth, Inc.	61,823	1,562	First Interstate BancSystem, Inc. Class A	11,724	325
Bank of the Ozarks, Inc.	17,695	781	First Midwest Bancorp, Inc.	9,149	172
BankFinancial Corp.	1,225	15	First Niagara Financial Group, Inc.	37,103	360
BankUnited, Inc.	732	27	First Republic Bank	46,762	2,983
BBX Capital Corp. Class A(Æ)(Ñ)	5,742	92	Fiserv, Inc.(Æ)	20,811	1,808
Blackhawk Network Holdings, Inc. Class			FNF Group	7,383	289
A(Æ)	1,024	47	FNFV Group(Æ)	2,460	36
Blue Hills Bancorp, Inc.	1,568	23	Forest City Enterprises, Inc. Class A(Æ)	3,006	70
BOK Financial Corp.	990	66	Forestar Group, Inc.(Æ)	29,486	377
Brixmor Property Group, Inc.(ö)	833	20	GAMCO Investors, Inc. Class A	3,860	265
Broadridge Financial Solutions, Inc.	5,818	316	Genworth Financial, Inc. Class A(Æ)	12,896	90
Camden Property Trust(ö)	3,242	258	Glacier Bancorp, Inc.	37,087	1,042
Campus Crest Communities, Inc.(ö)	73,870	421	Global Indemnity PLC Class A(Æ)	11,722	324
Cardtronics, Inc.(Æ)	36,437	1,351	Global Payments, Inc.	781	88
Cash America International, Inc.	15,206	422	Great Western Bancorp, Inc.	14,167	372
CBL & Associates Properties, Inc.(ö)	9,772	160	Green Bancorp, Inc.(Æ)	4,791	65
CBOE Holdings, Inc.	4,828	299	Green Dot Corp. Class A(Æ)	6,919	143
Cedar Realty Trust, Inc.(ö)	20,389	137	Hampton Roads Bankshares, Inc.(Æ)	32,994	69
Central Pacific Financial Corp.	8,782	205	Hanover Insurance Group, Inc. (The)	43,639	3,528
Century Bancorp, Inc. Class A	527	22	HCC Insurance Holdings, Inc.	1,691	130
Chesapeake Lodging Trust(ö)	5,194	167	Health Care, Inc.(ö)	1,344	93

See accompanying notes which are an integral part of this quarterly report.

102 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Healthcare Realty Trust, Inc.(ö)	32,508	781	Realogy Holdings Corp.(Æ)	1,393	63
Home Properties, Inc.(ö)	2,156	159	Regional Management Corp.(Æ)	1,375	27
Howard Hughes Corp. (The)(Æ)	729	99	Reinsurance Group of America, Inc. Class A	2,529	244
HRG Group, Inc.(Æ)	665	9	RenaissanceRe Holdings, Ltd.	2,183	234
Hudson City Bancorp, Inc.	16,855	174	Republic Bancorp, Inc. Class A(Æ)	2,012	51
Huntington Bancshares, Inc.	21,443	250	Retail Opportunity Investments Corp.(ö)	9,870	169
Iberiabank Corp.	2,759	178	Retail Properties of America, Inc. Class A(ö)	132,757	1,933
Imperial Holdings, Inc.(Æ)	12,830	72	Ryman Hospitality Properties, Inc.(ö)	4,049	231
Independent Bank Group, Inc.	1,847	82	SEI Investments Co.	2,461	131
Inland Real Estate Corp.(ö)	14,388	141	Selective Insurance Group, Inc.	82,014	2,527
Iron Mountain, Inc.(ö)	3,747	113	ServisFirst Bancshares, Inc.	382	15
iStar Financial, Inc.(Æ)(ö)	15,472	203	Signature Bank(Æ)	9,056	1,318
Jack Henry & Associates, Inc.	502	35	SL Green Realty Corp.(ö)	1,767	203
Jones Lang LaSalle, Inc.	8,638	1,538	SLM Corp.(Æ)	17,890	163
Kayne Anderson Energy Development Co.	5,082	119	South State Corp.	17,179	1,335
Kemper Corp.	911	35	Sovran Self Storage, Inc.(ö)	9,790	932
Kennedy-Wilson Holdings, Inc.	6,183	157	St. Joe Co. (The)(Æ)	19,333	314
KeyCorp	15,208	226	StanCorp Financial Group, Inc.	2,478	283
Kilroy Realty Corp.(ö)	242	17	State Bank Financial Corp.	55,128	1,116
Liberty Property Trust(ö)	304	10	Sterling Bancorp	77,745	1,158
LPL Financial Holdings, Inc.(Ñ)	1,334	63	Strategic Hotels & Resorts, Inc.(Æ)(ö)	46,275	633
Macerich Co. (The)(ö)	2,415	191	Sun Communities, Inc.(ö)	27,816	1,933
Marcus & Millichap, Inc.(Æ)	2,830	145	SVB Financial Group(Æ)	262	37
Markel Corp.(Æ)	428	381	Tanger Factory Outlet Centers, Inc.(ö)	5,573	181
MarketAxess Holdings, Inc.	488	48	Taubman Centers, Inc.(ö)	1,033	77
MBIA, Inc.(Æ)	18,933	113	Tejon Ranch Co.(Æ)	5,835	145
MGIC Investment Corp.(Æ)	208,992	2,314	Texas Capital Bancshares, Inc.(Æ)	7,724	455
Mid-America Apartment Communities, Inc.			Third Point Reinsurance, Ltd.(Æ)	1,603	24
(ö)	13,474	1,082	Torchmark Corp.	2,228	137
MoneyGram International, Inc.(Æ)	6,038	62	Total System Services, Inc.	1,055	49
MSCI, Inc. Class A	2,167	148	Towne Bank	1,344	24
NASDAQ OMX Group, Inc. (The)	2,676	137	TriState Capital Holdings, Inc.(Æ)	6,662	84
National Health Investors, Inc.(ö)	12,659	826	Two Harbors Investment Corp.(ö)	14,321	146
National Retail Properties, Inc.(ö)	465	17	UMB Financial Corp.	15,956	875
National Western Life Insurance Co. Class A	1,252	302	Umpqua Holdings Corp.	4,467	79
Navigators Group, Inc. (The)(Æ)	2,541	199	United Community Banks, Inc.	9,570	200
Nelnet, Inc. Class A	7,018	276	United Community Financial Corp.	3,052	16
New York Mortgage Trust, Inc.(Ñ)(ö)	19,093	143	Universal Insurance Holdings, Inc.	8,695	238
Northrim BanCorp, Inc.	4,932	125	Validus Holdings, Ltd.	3,526	163
NorthStar Asset Management Group, Inc.	1,710	31	Vantiv, Inc. Class A(Æ)	407	18
NorthStar Realty Finance Corp.(ö)	6,152	98	Ventas, Inc.(ö)	2,256	151
Northwest Bancshares, Inc.	8,090	103	Voya Financial, Inc.	4,128	194
OFG Bancorp	37,219	300	Waddell & Reed Financial, Inc. Class A	4,533	204
Old National Bancorp	37,667	542	Webster Financial Corp.	29,399	1,137
OneBeacon Insurance Group, Ltd. Class A	21,347	310	White Mountains Insurance Group, Ltd.	65	46
Oppenheimer Holdings, Inc. Class A	3,789	86	Wintrust Financial Corp.	347	19
Opus Bank	8,976	351	World Acceptance Corp.(Æ)	5,750	313
Oritani Financial Corp.	8,387	132	WP Carey, Inc.(ö)	1,857	114
PacWest Bancorp	26,899	1,245	WR Berkley Corp.	606	34
PartnerRe, Ltd.	3,227	439	WSFS Financial Corp.	8,031	231
Pebblebrook Hotel Trust(ö)	4,149	169	Zillow Group, Inc. Class A(Æ)(Ñ)	817	67
Popular, Inc.(Æ)	7,262	222	Zions Bancorporation	20,859	651
Post Properties, Inc.(ö)	3,782	215			87,659
PRA Group, Inc.(Æ)(Ñ)	17,636	1,121
PrivateBancorp, Inc. Class A	533	22	Health Care - 12.2%
ProAssurance Corp.	1,549	75	AbbVie, Inc.	1,660	116
Prosperity Bancshares, Inc.	1,237	68	Abiomed, Inc.(Æ)	4,220	327
Radian Group, Inc.	34,705	641	Acadia Healthcare Co., Inc.(Æ)	30,571	2,439
Raymond James Financial, Inc.	20,801	1,227	Agios Pharmaceuticals, Inc.(Æ)	305	34

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Akorn, Inc.(Æ)	76,538	3,529	Kindred Healthcare, Inc.	264	5
Albany Molecular Research, Inc.(Æ)(Ñ)	60,337	1,276	Laboratory Corp. of America Holdings(Æ)	463	59
Alere, Inc.(Æ)	5,509	268	Landauer, Inc.	1,569	56
Alexion Pharmaceuticals, Inc.(Æ)	1,299	256	LifePoint Health, Inc.(Æ)	12,693	1,052
Align Technology, Inc.(Æ)	18,152	1,138	Magellan Health, Inc.(Æ)	232	14
Alkermes PLC(Æ)	1,874	131	Mallinckrodt PLC(Æ)	2,291	284
Allergan PLC(Æ)	318	105	MedAssets, Inc.(Æ)	8,685	202
Alnylam Pharmaceuticals, Inc.(Æ)	3,122	398	Medidata Solutions, Inc.(Æ)	456	25
AMAG Pharmaceuticals, Inc.(Æ)	594	38	Medivation, Inc.(Æ)	1,345	142
Amphastar Pharmaceuticals, Inc.(Æ)	13,943	227	MEDNAX, Inc.(Æ)	5,112	433
Analogic Corp.	13,414	1,080	Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	2,347	24
ARIAD Pharmaceuticals, Inc.(Æ)	1,802	15	Neurocrine Biosciences, Inc.(Æ)	618	31
BioMarin Pharmaceutical, Inc.(Æ)	2,801	410	Novavax, Inc.(Æ)	1,064	13
Bio-Rad Laboratories, Inc. Class A(Æ)	137	21	Omnicare, Inc.	1,310	127
Bio-Reference Laboratories, Inc.(Æ)	2,166	96	Omnicell, Inc.(Æ)	8,346	305
Bio-Techne Corp.	21,782	2,382	Ophthotech Corp.(Æ)	34	2
Bluebird Bio, Inc.(Æ)	580	96	Orexigen Therapeutics, Inc.(Æ)	26,292	105
Brookdale Senior Living, Inc. Class A(Æ)	3,254	108	Orthofix International NV(Æ)	4,798	160
Cambrex Corp.(Æ)	1,277	63	PAREXEL International Corp.(Æ)	380	26
Catalent, Inc.(Æ)	1,241	42	Patterson Cos., Inc.	477	24
Celldex Therapeutics, Inc.(Æ)	7,464	176	PerkinElmer, Inc.	22,636	1,198
Centene Corp.(Æ)	1,814	127	Pernix Therapeutics Holdings, Inc.(Æ)	5,380	27
Cepheid(Æ)	955	53	Phibro Animal Health Corp. Class A	192	8
Charles River Laboratories International,			Prestige Brands Holdings, Inc.(Æ)	175	8
Inc.(Æ)	14,514	1,127	Qiagen NV(Æ)	1,890	53
Chemed Corp.	2,336	347	Quality Systems, Inc.	2,976	38
Chimerix, Inc.(Æ)	976	52	Quintiles Transnational Holdings, Inc.(Æ)	678	52
Clovis Oncology, Inc.(Æ)	309	26	Receptos, Inc.(Æ)	286	65
Community Health Systems, Inc.(Æ)	1,434	84	Regeneron Pharmaceuticals, Inc.(Æ)	337	187
Computer Programs & Systems, Inc.	4,820	225	ResMed, Inc.	4,741	275
CONMED Corp.	25,404	1,441	SeaSpine Holdings Corp.(Æ)	923	14
Cooper Cos., Inc. (The)	2,058	364	Seattle Genetics, Inc.(Æ)(Ñ)	4,553	218
Cyberonics, Inc.(Æ)	5,516	339	Team Health Holdings, Inc.(Æ)	15,898	1,072
Dentsply International, Inc.	2,470	141	Tenet Healthcare Corp.(Æ)	4,944	278
Depomed, Inc.(Æ)(Ñ)	1,316	41	Theravance, Inc.(Ñ)	3,687	56
DexCom, Inc.(Æ)	17,323	1,466	Thoratec Corp.(Æ)	2,249	142
Dyax Corp.(Æ)	1,524	37	Triple-S Management Corp. Class B(Æ)	14,517	313
Endo International PLC(Æ)	1,407	123	United Therapeutics Corp.(Æ)	736	125
Envision Healthcare Holdings, Inc.(Æ)	3,280	147	Universal Health Services, Inc. Class B	1,289	187
Exact Sciences Corp.(Æ)	31,694	763	US Physical Therapy, Inc.	30,271	1,600
ExamWorks Group, Inc.(Æ)	643	23	VCA, Inc.(Æ)	68,528	4,217
Greatbatch, Inc.(Æ)	14,707	802	WellCare Health Plans, Inc.(Æ)	21,903	1,770
Haemonetics Corp.(Æ)	44,532	1,782	ZIOPHARM Oncology, Inc.(Æ)(Ñ)	2,026	27
Halyard Health, Inc.(Æ)	7,783	317			46,279
Hanger, Inc.(Æ)	922	20
Health Net, Inc.(Æ)	1,064	71	Materials and Processing - 6.2%
Henry Schein, Inc.(Æ)	1,751	259	AAON, Inc.	11,226	249
Hologic, Inc.(Æ)	9,896	412	Acuity Brands, Inc.	15,649	3,148
ICON PLC(Æ)	31,174	2,519	Airgas, Inc.	1,657	169
ICU Medical, Inc.(Æ)	1,191	119	Albemarle Corp.	461	25
IDEXX Laboratories, Inc.(Æ)	1,228	89	Allegheny Technologies, Inc.	4,024	86
Impax Laboratories, Inc.(Æ)	576	28	Ashland, Inc.	2,458	281
Incyte Corp.(Æ)	2,174	227	Axiall Corp.	4,070	120
Integra LifeSciences Holdings Corp.(Æ)	19,664	1,261	Balchem Corp.	35,161	1,993
Intercept Pharmaceuticals, Inc.(Æ)(Ñ)	191	50	Ball Corp.	4,470	303
Intrexon Corp.(Æ)	681	44	Belden, Inc.	8,305	492
Invacare Corp.	66,838	1,140	Berry Plastics Group, Inc.(Æ)	35	1
Ironwood Pharmaceuticals, Inc. Class A(Æ)	3,895	41	Carpenter Technology Corp.	20,189	758
Isis Pharmaceuticals, Inc.(Æ)	6,951	382	Century Aluminum Co.(Æ)	22,959	214

See accompanying notes which are an integral part of this quarterly report.

104 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chemtura Corp.(Æ)	11,406	313	Altra Industrial Motion Corp.	20,632	524
Compass Minerals International, Inc.	7,902	632	Ametek, Inc.	3,761	200
Core Molding Technologies, Inc.(Æ)	4,566	85	AO Smith Corp.	378	27
Crown Holdings, Inc.(Æ)	5,723	295	Applied Industrial Technologies, Inc.	4,000	154
Domtar Corp.	9,132	371	Atlas Air Worldwide Holdings, Inc.(Æ)	6,404	315
Eagle Materials, Inc.	3,008	232	Babcock & Wilcox Enterprises, Inc.(Æ)	16,076	317
Eastman Chemical Co.	2,170	170	Barnes Group, Inc.	30,932	1,204
Global Brass & Copper Holdings, Inc.	1,549	26	Brady Corp. Class A	42,755	1,006
Hecla Mining Co.	43,252	91	Briggs & Stratton Corp.	50,504	933
Hexcel Corp.	16,515	857	Brink's Co. (The)	1,241	39
Horsehead Holding Corp.(Æ)(Ñ)	11,069	92	Bristow Group, Inc.	21,211	956
Innophos Holdings, Inc.	16,567	853	BWX Technologies, Inc.	1,426	35
Interface, Inc. Class A	1,353	35	Carlisle Cos., Inc.	3,258	330
International Flavors & Fragrances, Inc.	1,279	148	Casella Waste Systems, Inc. Class A(Æ)	12,058	77
Lennox International, Inc.	3,222	380	CDI Corp.	5,915	72
Louisiana-Pacific Corp.(Æ)	1,357	20	Celadon Group, Inc.	5,958	129
Martin Marietta Materials, Inc.	9,559	1,499	Chart Industries, Inc.(Æ)	1,534	42
Minerals Technologies, Inc.	21,040	1,362	Chicago Bridge & Iron Co.(Ñ)	3,261	173
MRC Global, Inc.(Æ)	3,373	43	Cintas Corp.	3,849	329
NL Industries, Inc.(Æ)	1,036	7	Clarcor, Inc.	9,762	587
Olin Corp.	1,116	26	Clean Harbors, Inc.(Æ)	1,082	54
OM Group, Inc.	6,381	216	Colfax Corp.(Æ)	1,774	68
Owens Corning	5,179	232	Commercial Vehicle Group, Inc.(Æ)	33,328	197
Owens-Illinois, Inc.(Æ)	2,849	61	Convergys Corp.	879	22
Packaging Corp. of America	4,726	335	Con-way, Inc.	3,100	120
PGT, Inc.(Æ)	98,599	1,585	Copa Holdings SA Class A	4,337	328
PolyOne Corp.	10,417	357	CoStar Group, Inc.(Æ)	9,593	1,931
RBC Bearings, Inc.(Æ)	1,937	131	Covanta Holding Corp.	2,022	40
Reliance Steel & Aluminum Co.	856	52	Eagle Bulk Shipping, Inc.(Æ)	1,634	14
Royal Gold, Inc.	1,481	75	Electronics For Imaging, Inc.(Æ)	4,867	222
RPM International, Inc.	6,601	309	Ennis, Inc.	3,601	60
Schweitzer-Mauduit International, Inc.	514	20	EnPro Industries, Inc.	17,606	892
Sealed Air Corp.	3,714	197	ESCO Technologies, Inc.	39,057	1,487
Sensient Technologies Corp.	13,366	914	Essendant, Inc.	14,164	521
Sonoco Products Co.	4,585	189	ExlService Holdings, Inc.(Æ)	4,894	190
Steel Dynamics, Inc.	10,715	215	Exponent, Inc.	446	20
Tahoe Resources, Inc.	6,848	56	Forward Air Corp.	3,832	186
Unifi, Inc.(Æ)	39,809	1,229	Franklin Electric Co., Inc.	12,921	373
United States Steel Corp.(Ñ)	3,319	65	FTI Consulting, Inc.(Æ)	9,635	394
Universal Forest Products, Inc.	2,625	167	G&K Services, Inc. Class A	5,726	375
Valspar Corp.	421	35	GATX Corp.	17,343	920
Vulcan Materials Co.	13,062	1,189	Generac Holdings, Inc.(Æ)(Ñ)	15,149	531
Watsco, Inc.	1,523	195	General Cable Corp.	2,727	44
WestRock Co.	774	49	Genesee & Wyoming, Inc. Class A(Æ)	5,493	391
WR Grace & Co.(Æ)	2,986	301	Genpact, Ltd.(Æ)	1,138	25
		23,550	GrafTech International, Ltd.(Æ)(Ñ)	9,335	47
			Granite Construction, Inc.	4,810	164
Producer Durables - 14.6%			Harsco Corp.	1,355	19
ABM Industries, Inc.	729	24	Hawaiian Holdings, Inc.(Æ)	7,530	164
Accuride Corp.(Æ)	43,998	179	HD Supply Holdings, Inc.(Æ)	30	1
ADT Corp. (The)(Ñ)	33,539	1,158	Healthcare Services Group, Inc.	87,259	3,046
Advisory Board Co. (The)(Æ)	47,897	2,869	HEICO Corp.	4,771	262
AECOM(Æ)	788	24	Herman Miller, Inc.	20,094	563
AGCO Corp.	7,264	400	HNI Corp.	4,654	231
Aircastle, Ltd.	8,190	197	Hyster-Yale Materials Handling, Inc.	1,264	86
Alaska Air Group, Inc.	2,290	173	IDEX Corp.	1,377	105
Allegiant Travel Co. Class A	1,795	382	Insperity, Inc.	588	30
Allegion PLC	373	24	JetBlue Airways Corp.(Æ)	17,191	395
Allison Transmission Holdings, Inc. Class A	26,582	776	Joy Global, Inc.	13,927	368

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Kansas City Southern	1,553	154	UniFirst Corp.	163	18
KBR, Inc.	1,187	21	United Rentals, Inc.(Æ)	7,327	491
Kelly Services, Inc. Class A(Æ)	20,463	306	Vectrus, Inc.(Æ)	423	10
Kennametal, Inc.	661	21	Virgin America, Inc.(Æ)(Ñ)	1,196	40
Kimball International, Inc. Class B	5,704	65	Wabtec Corp.	19,678	1,991
Kirby Corp.(Æ)	8,840	640	WageWorks, Inc.(Æ)	43,585	2,177
KLX, Inc.(Æ)	9,034	355	Waste Connections, Inc.	909	46
Knight Transportation, Inc.	10,775	291	Werner Enterprises, Inc.	644	18
Knoll, Inc.	57,380	1,389	Xylem, Inc.	8,159	282
Korn/Ferry International	731	24	Zebra Technologies Corp. Class A(Æ)	8,022	863
Landstar System, Inc.	6,167	444			55,586
Lexmark International, Inc. Class A	4,190	142
Liquidity Services, Inc.(Æ)	14,318	129	Technology - 13.0%
Littelfuse, Inc.	2,549	234	ACI Worldwide, Inc.(Æ)	39,939	945
Macquarie Infrastructure Corp.	4,174	354	ADTRAN, Inc.	78	1
Manitowoc Co., Inc. (The)	7,453	132	Alpha & Omega Semiconductor, Ltd.(Æ)	10,800	85
ManpowerGroup, Inc.	3,614	327	Ambarella, Inc.(Æ)	2,021	234
Marlin Business Services Corp.	2,347	37	Anixter International, Inc.(Æ)	8,745	579
Matson, Inc.	1,614	67	Ansys, Inc.(Æ)	3,035	286
MAXIMUS, Inc.	40,404	2,756	Applied Micro Circuits Corp.(Æ)(Ñ)	13,404	83
Mettler-Toledo International, Inc.(Æ)	812	274	Aspen Technology, Inc.(Æ)	44,606	1,980
Middleby Corp.(Æ)	10,808	1,326	Atmel Corp.	16,416	136
Mobile Mini, Inc.	1,213	45	Avnet, Inc.	12,226	510
MYR Group, Inc.(Æ)	516	15	Benchmark Electronics, Inc.(Æ)	14,183	313
Navigant Consulting, Inc.(Æ)	8,155	128	Black Box Corp.	3,354	53
Orbital ATK, Inc.	4,746	337	Bottomline Technologies de, Inc.(Æ)	26,304	722
Oshkosh Corp.	6,107	223	Brocade Communications Systems, Inc.	3,325	147
Pall Corp.	2,164	274	CACI International, Inc. Class A(Æ)	13,630	1,119
Pentair PLC	2,864	174	Cadence Design Systems, Inc.(Æ)	3,334	70
Power Solutions International, Inc.(Æ)(Ñ)	1,066	44	Cavium, Inc.(Æ)	15,762	1,069
Proto Labs, Inc.(Æ)(Ñ)	27,482	2,071	Checkpoint Systems, Inc.	86,353	755
Quad/Graphics, Inc.	19,033	313	Ciena Corp.(Æ)(Ñ)	25,580	651
Quanta Services, Inc.(Æ)	12,693	351	comScore, Inc.(Æ)	33,868	1,981
Republic Airways Holdings, Inc.(Æ)	67,685	341	Comverse, Inc.(Æ)	2,206	45
Robert Half International, Inc.	4,436	244	Cornerstone OnDemand, Inc.(Æ)	1,690	61
Rollins, Inc.	817	24	Cree, Inc.(Æ)	1,363	34
RR Donnelley & Sons Co.	2,275	40	Cypress Semiconductor Corp.(Æ)	21,153	243
Rush Enterprises, Inc. Class A(Æ)	34,651	883	Dealertrack Technologies, Inc.(Æ)	6,094	378
Safe Bulkers, Inc.(Ñ)	33,648	116	DigitalGlobe, Inc.(Æ)	5,661	120
SkyWest, Inc.	20,209	335	Diodes, Inc.(Æ)	14,444	321
Snap-on, Inc.	1,026	169	Dolby Laboratories, Inc. Class A	9,020	317
Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,502	141	DST Systems, Inc.	3,113	340
SPX Corp.	2,931	192	EMCORE Corp.(Æ)	50,501	313
Swift Transportation Co. Class A(Æ)	10,426	248	Entegris, Inc.(Æ)	63,980	948
Sykes Enterprises, Inc.(Æ)	804	20	Envestnet, Inc.(Æ)	23,783	1,077
TASER International, Inc.(Æ)(Ñ)	16,170	440	EPAM Systems, Inc.(Æ)	28,892	2,141
Teledyne Technologies, Inc.(Æ)	1,754	182	F5 Networks, Inc.(Æ)	3,566	478
Terex Corp.	4,352	96	FireEye, Inc.(Æ)(Ñ)	2,437	108
Tetra Tech, Inc.	4,369	116	FormFactor, Inc.(Æ)	61,506	445
Thermon Group Holdings, Inc.(Æ)	34,723	838	Fortinet, Inc.(Æ)	30,907	1,475
Titan International, Inc.	3,784	35	Gartner, Inc.(Æ)	1,217	108
Toro Co. (The)	3,832	262	Harris Corp.	690	57
Towers Watson & Co. Class A	757	96	IAC/InterActiveCorp	516	40
TriMas Corp.(Æ)	38,128	896	Informatica Corp.(Æ)	605	29
Trimble Navigation, Ltd.(Æ)	12,111	280	Ingram Micro, Inc. Class A(Æ)	2,584	70
Trinity Industries, Inc.	1,430	42	Inovalon Holdings, Inc. Class A(Æ)(Ñ)	24,321	588
Triumph Group, Inc.	3,177	171	Integrated Device Technology, Inc.(Æ)	6,480	124
TrueBlue, Inc.(Æ)	52,802	1,360	Integrated Silicon Solution, Inc.(Æ)	8,610	189
Tutor Perini Corp.(Æ)	3,781	79	IPG Photonics Corp.(Æ)	1,991	184

See accompanying notes which are an integral part of this quarterly report.

106 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
IXYS Corp.(Æ)	3,461	36	Aqua America, Inc.	3,129		80
Jabil Circuit, Inc.	9,924	201	Atlantic Tele-Network, Inc.	281		20
JDS Uniphase Corp.(Æ)	15,012	166	Avista Corp.	1,100		36
Leidos Holdings, Inc.	1,377	56	Black Hills Corp.	2,447		102
MA-COM Technology Solutions Holdings,			CenterPoint Energy, Inc.	7,174		139
Inc.(Æ)(Ñ)	60,007	2,023	Cleco Corp.	27,026		1,471
Manhattan Associates, Inc.(Æ)	5,681	368	CMS Energy Corp.	63,133		2,163
ManTech International Corp. Class A	50,976	1,520	Connecticut Water Service, Inc.	4,800		163
Marvell Technology Group, Ltd.	17,215	214	El Paso Electric Co.	33,507		1,221
Mentor Graphics Corp.	10,513	274	Empire District Electric Co. (The)	6,336		146
Methode Electronics, Inc.	3,089	83	Eversource Energy	3,872		192
Micrel, Inc.	11,566	161	Great Plains Energy, Inc.	2,726		71
Millennial Media, Inc.(Æ)(Ñ)	44,940	77	Idacorp, Inc.	3,075		191
Monolithic Power Systems, Inc.	6,476	335	IDT Corp. Class B	6,474		110
NCR Corp.(Æ)	2,995	82	Inteliquent, Inc.	4,598		84
NeuStar, Inc. Class A(Æ)	768	24	Iridium Communications, Inc.(Æ)	39,728		295
Newport Corp.(Æ)	8,837	140	ITC Holdings Corp.	2,742		93
OmniVision Technologies, Inc.(Æ)	3,104	76	Level 3 Communications, Inc.(Æ)	5,357		270
ON Semiconductor Corp.(Æ)	9,500	101	National Fuel Gas Co.	19,282		1,043
Palo Alto Networks, Inc.(Æ)	753	140	New Jersey Resources Corp.	6,600		191
Plexus Corp.(Æ)	53,881	2,055	Northwest Natural Gas Co.	2,731		118
Polycom, Inc.(Æ)	9,029	103	NorthWestern Corp.	28,250		1,521
Progress Software Corp.(Æ)	92,306	2,740	OGE Energy Corp.	9,240		275
PTC, Inc.(Æ)	64,959	2,361	ONE Gas, Inc.	7,521		339
Qlik Technologies, Inc.(Æ)	5,493	222	Pepco Holdings, Inc.	4,472		119
QLogic Corp.(Æ)	14,466	128	Piedmont Natural Gas Co., Inc.	1,392		53
Qorvo, Inc.(Æ)	4,523	262	Pinnacle West Capital Corp.	1,957		121
Rambus, Inc.(Æ)	67,707	886	PNM Resources, Inc.	5,304		140
Rogers Corp.(Æ)	2,812	157	Portland General Electric Co.	1,384		50
Rovi Corp.(Æ)	7,181	79	Questar Corp.	3,105		69
Sanmina Corp.(Æ)	7,400	163	SCANA Corp.	383		21
Science Applications International Corp.	272	15	Southwest Gas Corp.	4,108		231
ServiceNow, Inc.(Æ)	1,918	154	Spark Energy, Inc. Class A	2,480		39
Skyworks Solutions, Inc.	2,478	237	TECO Energy, Inc.	6,490		144
SolarWinds, Inc.(Æ)	30,872	1,231	Telephone & Data Systems, Inc.	2,447		72
Splunk, Inc.(Æ)	2,214	155	UGI Corp.	1,134		41
Stratasys, Ltd.(Æ)	21,906	673	US Cellular Corp.(Æ)	588		22
SunEdison, Inc.(Æ)	1,635	38	Vectren Corp.	1,460		61
Synaptics, Inc.(Æ)	17,628	1,399	WEC Energy Group, Inc.	1,455		71
Synchronoss Technologies, Inc.(Æ)	6,060	290	Westar Energy, Inc. Class A	2,336		88
Synopsys, Inc.(Æ)	6,679	340	Zayo Group Holdings, Inc.(Æ)	2,536		68
Syntel, Inc.(Æ)	28,779	1,257				12,186
Take-Two Interactive Software, Inc.(Æ)	29,448	930
Tech Data Corp.(Æ)	5,551	324	Total Common Stocks
Teradyne, Inc.	17,168	331	(cost $262,675)			356,109
Tessera Technologies, Inc.	8,991	312
Tyler Technologies, Inc.(Æ)	14,216	1,984	Short-Term Investments - 5.9%
Ultimate Software Group, Inc.(Æ)	3,479	641	Russell U.S. Cash Management Fund	22,191,852	(8)	22,192
United Online, Inc.(Æ)	10,787	150	Total Short-Term Investments
VeriFone Systems, Inc.(Æ)	41,753	1,344	(cost $22,192)			22,192
Vishay Intertechnology, Inc.	27,314	314
		49,304	Other Securities - 5.6%
			Russell U.S. Cash Collateral Fund(×)	21,382,440	(8)	21,382
Utilities - 3.2%			Total Other Securities
8x8, Inc.(Æ)	7,793	68	(cost $21,382)			21,382
Abengoa Yield PLC	604	15
AGL Resources, Inc.	2,119	102	Total Investments 105.2%
ALLETE, Inc.	3,252	157	(identified cost $306,249)			399,683
American Water Works Co., Inc.	1,933	100

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 107

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- (5.2%)	(19,615)
Net Assets - 100.0%	380,068

See accompanying notes which are an integral part of this quarterly report.

108 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		154	USD	23,089	09/15	(474)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(474)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$57,397	$—			$—	$57,397
Consumer Staples	14,443	—			5	14,448
Energy	9,700	—			—	9,700
Financial Services	87,659	—			—	87,659
Health Care	46,279	—			—	46,279
Materials and Processing	23,550	—			—	23,550
Producer Durables	55,586	—			—	55,586
Technology	49,304	—			—	49,304
Utilities	12,186	—			—	12,186
Short-Term Investments	—	22,192			—	22,192
Other Securities	—	21,382			—	21,382
Total Investments	356,104	43,574			5	399,683

Other Financial Instruments
Futures Contracts	(474)	—			—	(474)
Total Other Financial Instruments*	$(474)	$—			$—	$(474)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 109

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.4%			BRF SA - ADR	25,969	543
Argentina - 0.1%			Cia Brasileira de Distribuicao - ADR	18,021	392
Grupo Financiero Galicia SA - ADR	23,590	443	Cia de Saneamento Basico do Estado de
			Sao Paulo - ADR(Æ)	16,303	82
Australia - 1.7%			Itau Unibanco Holding SA - ADR	78,907	685
ASX, Ltd. - ADR	9,666	314	Petroleo Brasileiro SA - ADR(Æ)	130,242	886
Australia & New Zealand Banking			Rumo Logistica Operadora Multimodal
Group, Ltd. - ADR	70,263	1,676	SA(Æ)	1,198,533	319
Bendigo & Adelaide Bank, Ltd.	32,220	309	Smiles SA	7,876	127
Challenger, Ltd.	52,864	277	Ultrapar Participacoes SA - ADR	8,159	167
Commonwealth Bank of Australia - ADR	4,635	296			4,548
CSL, Ltd.	512	37
Dexus Property Group(ö)	45,164	256	Canada - 3.8%
Fortescue Metals Group, Ltd.	194,234	263	Agrium, Inc.	3,106	318
Macquarie Group, Ltd.	1,835	110	Alimentation Couche-Tard, Inc. Class B	11,294	504
Medibank Private, Ltd.(Æ)	265,610	405	Amaya, Inc.(Æ)	3,769	92
National Australia Bank, Ltd. - ADR	4,743	120	BCE, Inc.	2,626	108
Newcrest Mining, Ltd.(Æ)	45,938	379	BlackBerry, Ltd. - ADR(Æ)	49,471	384
QBE Insurance Group, Ltd.	24,379	260	Boardwalk Real Estate Investment
Ramsay Health Care, Ltd.	1,758	86	Trust(ö)	4,974	219
Rio Tinto, Ltd. - ADR	7,798	301	Brookfield Asset Management, Inc.
Sonic Healthcare, Ltd.	16,960	256	Class A	18,037	630
Telstra Corp., Ltd.	30,185	143	Canadian National Railway Co.(Æ)(Þ)	22,652	1,414
Wesfarmers, Ltd.	4,052	126	Canadian National Railway Co.	9,738	608
Westpac Banking Corp.	7,288	186	Canadian Natural Resources, Ltd.	7,305	178
Woodside Petroleum, Ltd.	4,622	120	Canadian Pacific Railway, Ltd.	2,573	414
Woolworths, Ltd.	17,340	362	Canfor Corp.(Æ)	13,999	255
WorleyParsons, Ltd.	36,297	244	CCL Industries, Inc. Class B	2,253	315
		6,526	Cenovus Energy, Inc.	9,106	133
			CGI Group, Inc. Class A(Æ)	12,055	450
Belgium - 0.8%			Choice Properties Real Estate
Ageas	3,040	125	Investment Trust(ö)	19,454	170
Anheuser-Busch InBev NV	11,959	1,425	Dollarama, Inc.	2,149	128
Colruyt SA	511	25	Element Financial Corp.(Æ)	12,009	182
Groupe Bruxelles Lambert SA	652	54	Enbridge, Inc.	2,533	110
KBC Groep NV	15,338	1,068	Fairfax Financial Holdings, Ltd.	994	479
Proximus	7,331	276	Genworth MI Canada, Inc.	10,649	252
Sofina SA	466	54	Gildan Activewear, Inc. Class A	3,089	100
		3,027	Great-West Lifeco, Inc.(Þ)	8,422	239

Bermuda - 0.4%			Home Capital Group, Inc. Class B	9,363	228
Brilliance China Automotive Holdings,			Imperial Oil, Ltd.	14,824	548
Ltd.	38,000	50	Keyera Corp.	7,486	246
Cheung Kong Infrastructure Holdings,			Linamar Corp.	5,325	325
Ltd.	17,000	148	Loblaw Cos., Ltd.	2,231	122
Genting Hong Kong, Ltd.	31,200	11	Lundin Mining Corp.(Æ)	109,574	395
Haier Electronics Group Co., Ltd.	146,000	342	Magna International, Inc. Class A	9,817	533
HAL Trust	320	57	Open Text Corp.	7,037	319
Jardine Strategic Holdings, Ltd.	14,100	424	Pembina Pipeline Corp.	9,366	273
Kunlun Energy Co., Ltd.	222,000	211	Potash Corp. of Saskatchewan, Inc.	20,565	559
Markit, Ltd.(Æ)	15,853	422	Rogers Communications, Inc. Class B	35,973	1,261
Yue Yuen Industrial Holdings, Ltd.	11,500	37	Silver Wheaton Corp.	16,517	216
		1,702	Smart Real Estate Investment(Æ)	17,276	400
			Sun Life Financial, Inc.	1,059	35
Brazil - 1.2%			TELUS Corp.	3,171	108
Ambev SA - ADR	26,417	150	Tourmaline Oil Corp.(Æ)	16,089	398
Banco Bradesco SA - ADR(Æ)	44,577	354	TransCanada Corp.	2,792	109
Banco Bradesco SA(Æ)	18,488	149	Turquoise Hill Resources, Ltd. Class
Banco do Brasil SA	40,253	259	B(Æ)	109,593	373
Banco Santander SA - ADR(Æ)	93,130	435

See accompanying notes which are an integral part of this quarterly report.

110 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			Guangzhou R&F Properties Co., Ltd.(Æ)	168,400	168
Inc.(Æ)	1,400	359	Hua Hong Semiconductor, Ltd.(Å)(Æ)	438,000	428
West Fraser Timber Co., Ltd.	2,382	105	Inner Mongolia Yitai Coal Co., Ltd.
Whitecap Resources, Inc.	28,659	250	Class B	197,700	203
		14,844	New China Life Insurance Co., Ltd.(Æ)	68,858	295
			People's Insurance Co. Group of China,
Cayman Islands - 2.1%			Ltd. (The) Class H	175,000	90
Agile Property Holdings, Ltd.	308,000	177	PetroChina Co., Ltd. Class H	98,000	97
Baidu, Inc. - ADR(Æ)	4,737	817	Ping An Insurance Group Co. of China,
China Hongqiao Group, Ltd.	225,000	167	Ltd. Class H	20,000	115
China Resources Cement Holdings, Ltd.	380,000	198	Weichai Power Co., Ltd. Class H	278,000	415
Country Garden Holdings Co., Ltd.	476,000	186	Yanzhou Coal Mining Co., Ltd. Class H	620,000	355
Evergrande Real Estate Group, Ltd.	371,000	244	Zhuzhou CSR Times Electric Co., Ltd.
Geely Automobile Holdings, Ltd.	1,395,519	586	Class H	46,000	311
Hengan International Group Co., Ltd.	53,592	597			4,905
JD.com, Inc. - ADR(Æ)	11,591	383
Kingboard Chemical Holdings, Ltd.	127,500	214	Colombia - 0.1%
Longfor Properties Co., Ltd.	130,500	186	Ecopetrol SA - ADR	11,613	131
Mindray Medical International, Ltd.			Grupo de Inversiones Suramericana
- ADR	13,342	364	S.A.(Æ)	25,874	333
NetEase, Inc. - ADR	2,767	384			464
Qunar Cayman Islands, Ltd. - ADR(Æ)	6,431	269
Shimao Property Holdings, Ltd.	105,000	188	Czech Republic - 0.2%
SINA Corp.(Æ)	12,079	491	CEZ AS	23,433	568
Sino Biopharmaceutical, Ltd.	136,000	158	Komercni Banka AS	1,006	225
Soho China, Ltd.	302,000	190			793
Uni-President China Holdings, Ltd.	680,322	624
Want Want China Holdings, Ltd.	451,013	466	Denmark - 1.4%
Weibo Corp. - ADR(Æ)	27,710	389	Christian Hansen Holding A/S	1,138	63
WH Group, Ltd.(Æ)(Þ)	776,000	497	Danske Bank A/S	33,486	1,044
WuXi PharmaTech Cayman, Inc.			DSV A/S	5,558	190
- ADR(Æ)	9,360	388	GN Store Nord A/S	1,228	25
		8,163	Jyske Bank A/S(Æ)	8,405	438
			Matas A/S	2,959	61
Chile - 0.2%			Novo Nordisk A/S Class B	39,631	2,341
Banco de Credito e Inversiones	3,955	174	Novozymes A/S Class B	8,656	451
Empresas CMPC SA(Æ)	191,698	511	Pandora A/S	787	88
Enersis SA - ADR	16,288	246	Rockwool International A/S Class B	505	75
		931	Vestas Wind Systems A/S	5,228	286
			William Demant Holding A/S(Æ)	5,079	387
China - 1.2%					5,449
Agricultural Bank of China, Ltd. Class H	444,000	200
Bank of China, Ltd. Class H	307,883	168	Finland - 0.3%
China Cinda Asset Management Co.,			Elisa OYJ Class A	9,328	314
Ltd. Class H	434,000	193	Kesko OYJ Class B	635	25
China Construction Bank Corp. Class H	571,562	465	Neste OYJ	1,217	34
China Eastern Airlines Corp., Ltd. Class			Nokia OYJ	72,888	514
H(Æ)	352,000	284	Orion OYJ Class B	786	33
China Life Insurance Co., Ltd. Class H	24,000	88	Sampo OYJ Class A	5,505	272
China National Building Material Co.,			UPM-Kymmene OYJ	7,267	134
Ltd. Class H	256,000	193	Wartsila OYJ Abp Class B	593	27
China Shenhua Energy Co., Ltd. Class H	105,000	200			1,353
China Southern Airlines Co., Ltd. Class
H	84,000	83	France - 7.2%
China Vanke Co., Ltd.(Æ)	62,603	148	Air Liquide SA Class A	14,165	1,841
Chongqing Rural Commercial Bank Co.,			Alcatel-Lucent - ADR(Æ)	112,306	426
Ltd. Class H	263,000	187	Alstom SA(Æ)	14,752	434
CRRC Corp., Ltd.(Æ)	31,000	39	Arkema SA	685	53
Dalian Wanda Commercial Properties			Atos	2,388	182
Co., Ltd. Class H(Å)	24,800	180	AXA SA	19,541	515

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 111

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BNP Paribas SA	8,087	527	E.ON SE	9,911	131
Bouygues SA - ADR	27,274	1,004	Fresenius Medical Care AG & Co. KGaA	5,587	456
Capital Gemini SA	1,937	185	Fresenius SE & Co. KGaA	6,309	435
Christian Dior SE	2,538	526	GEA Group AG	10,991	466
Cie de Saint-Gobain	3,493	165	Hannover Rueck SE	1,235	131
Credit Agricole SA	83,618	1,316	HeidelbergCement AG	2,579	197
Danone SA	17,776	1,204	Henkel AG & Co. KGaA	4,078	412
Dassault Systemes SA	6,102	460	Infineon Technologies AG - ADR	7,948	89
Electricite de France SA	5,739	137	K&S AG	4,150	170
Essilor International SA	12,484	1,598	LEG Immobilien AG(Æ)	389	28
Faurecia	10,580	406	Linde AG	2,026	383
GDF Suez	38,427	738	Merck KGaA	4,018	409
Iliad SA	1,736	412	Muenchener Rueckversicherungs-
JCDecaux SA	10,054	385	Gesellschaft AG in Muenchen	1,487	274
Lectra SA(Æ)	8,804	128	OSRAM Licht AG	814	46
L'Oreal SA	7,263	1,357	Pfeiffer Vacuum Technology AG	1,849	170
LVMH Moet Hennessy Louis Vuitton			Rational AG	464	181
SE - ADR	3,896	729	SAP SE - ADR	14,890	1,068
Natixis SA	94,066	691	Siemens AG	12,262	1,313
Numericable Group SA(Æ)	7,377	403	Symrise AG	1,477	98
Orange SA - ADR	9,582	157	United Internet AG	783	39
Pernod Ricard SA	3,879	465	Wirecard AG	7,324	290
Peugeot SA(Æ)	20,294	406			14,695
Plastic Omnium SA	5,332	150
Publicis Groupe SA - ADR	12,551	950	Greece - 0.2%
Renault SA	6,108	562	Hella KGAA Hueck and Co.(Æ)	8,342	395
Sanofi - ADR	23,724	2,550	National Bank of Greece SA(Æ)	378,685	400
Schneider Electric SE	15,724	1,097			795
SCOR SE - ADR	3,801	146
SEB SA	338	34	Hong Kong - 2.4%
Societe BIC SA	430	74	AIA Group, Ltd.	105,419	686
Societe Generale SA	13,140	645	Beijing Enterprises Holdings, Ltd.	44,500	327
Societe Television Francaise 1	276	5	BOC Hong Kong Holdings, Ltd.	33,000	133
Teleperformance - GDR	2,978	221	Cheung Kong Property Holdings Ltd.(Æ)	4,500	37
Total SA	36,729	1,819	China Everbright International, Ltd.	227,000	348
Unibail-Rodamco SE(ö)	1,190	317	China Mobile, Ltd. - ADR	37,236	2,421
Valeo SA	2,837	378	China Resources Power Holdings Co.,
Vallourec SA	15,565	255	Ltd.	88,000	226
Vicat	10,301	767	China South City Holdings, Ltd.	622,000	184
Vinci SA	5,379	345	China Traditional Chinese Medicine(Æ)	494,000	372
Vivendi SA - ADR	10,019	264	China Unicom Hong Kong, Ltd. - ADR	27,483	387
Worldline SA(Å)(Æ)	17,726	406	CNOOC, Ltd.	79,000	97
Zodiac Aerospace	14,847	443	Franshion Properties China, Ltd.	580,000	187
		28,278	Fuyao Glass Industry Group Co., Ltd(Å)
			(Æ)	176,000	374
Germany - 3.7%			Galaxy Entertainment Group, Ltd.	34,000	156
Allianz SE	2,978	488	Global Brands Group Holdings, Ltd.(Æ)	1,800,000	398
Bayer AG	5,531	817	Goldin Financial Holdings, Ltd.(Æ)	150,000	120
Beiersdorf AG(Æ)	5,020	429	Guangdong Investment, Ltd.	172,000	233
Bidvest Group, Ltd.(Æ)	9,396	230	Hang Seng Bank, Ltd.	6,700	137
Brenntag AG	7,756	432	Hong Kong & China Gas Co., Ltd.	74,000	151
Cemex Latam Holdings SA(Æ)	86,425	379	Hysan Development Co., Ltd.	14,000	60
Commerzbank AG(Æ)	35,757	464	Link REIT (The)(ö)	24,500	144
Continental AG	3,700	828	Luk Fook Holdings International, Ltd.	31,000	87
Deutsche Bank AG	16,729	590	MTR Corp., Ltd.	56,000	249
Deutsche Boerse AG	31,406	2,852	New World China Land, Ltd.(Æ)	478,000	294
Deutsche Post AG	5,665	171	Shenzhen Investment, Ltd.	426,000	163
Deutsche Telekom AG	7,032	127	Sino-Ocean Land Holdings, Ltd.	280,000	191
Deutsche Wohnen AG	4,110	102	Swire Properties, Ltd.	63,800	206
			Tencent Holdings, Ltd.(Æ)	51,126	953

See accompanying notes which are an integral part of this quarterly report.

112 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wharf Holdings, Ltd. (The)	40,000	254	ENI SpA - ADR	62,911	1,101
Wheelock & Co., Ltd.	12,000	62	EXOR SpA	9,136	460
		9,637	Finmeccanica SpA(Æ)	9,944	143
			Intesa Sanpaolo SpA	179,790	691
Hungary - 0.2%			Luxottica Group SpA	3,581	259
OTP Bank PLC	38,031	781	Mediobanca SpA	46,277	503
			Parmalat SpA(Å)	152,491	401
India - 2.0%			Telecom Italia SpA(Æ)	1,342,225	1,775
Axis Bank, Ltd. - GDR	17,935	813	UniCredit SpA	88,806	588
Dr Reddy's Laboratories, Ltd. - ADR	6,392	411	Unione di Banche Italiane SCpA	14,712	119
HDFC Bank, Ltd. - ADR	33,667	2,103			7,893
ICICI Bank, Ltd. - ADR	83,824	844
Infosys, Ltd. - ADR	15,790	267	Japan - 12.5%
Mahindra & Mahindra, Ltd. - GDR	25,064	536	Ajinomoto Co., Inc.	3,000	69
Reliance Industries, Ltd. - GDR(Þ)	52,410	1,633	Alfresa Holdings Corp.	2,400	40
State Bank of India - GDR	17,480	732	As One Corp.	5,974	197
Tata Motors, Ltd. - ADR	3,363	100	Asahi Group Holdings, Ltd.	700	23
Wipro, Ltd. - ADR	33,623	416	Asics Corp.	47,000	1,351
		7,855	Astellas Pharma, Inc.	16,600	251
			Bank of Yokohama, Ltd. (The)	15,000	95
Indonesia - 0.2%			Bridgestone Corp.	4,500	170
Astra International Tbk PT	246,400	121	Canon, Inc.	5,097	163
Bank Central Asia Tbk PT	390,000	378	Central Japan Railway Co.	2,387	418
Telekomunikasi Indonesia Persero Tbk			Chiba Bank, Ltd. (The)	12,000	96
PT	618,700	134	Chubu Electric Power Co., Inc.	11,412	194
Unilever Indonesia Tbk PT	52,500	155	Chugoku Bank, Ltd. (The)	24,269	379
		788	Credit Saison Co., Ltd.	2,000	44

Ireland - 0.7%			Daido Steel Co., Ltd.	19,184	73
Bank of Ireland(Æ)	1,336,203	562	Daihatsu Motor Co., Ltd.	123,500	1,755
CRH PLC	8,001	237	Dai-ichi Life Insurance Co., Ltd. (The)	61,635	1,252
DCC PLC	1,568	124	Daiichi Sankyo Co., Ltd.	8,700	179
Glanbia PLC	3,178	66	Daikin Industries, Ltd.	5,950	385
ICON PLC(Æ)	3,032	245	Daiwa House Industry Co., Ltd.	5,600	139
Irish Continental Group, PLC(Æ)	48,643	234	Don Quijote Holdings Co., Ltd.	1,200	51
Kerry Group PLC Class A	5,323	404	East Japan Railway Co.	4,331	428
Smurfit Kappa Group PLC	489	15	Electric Power Development Co., Ltd.	1,200	42
XL Group PLC Class A	22,589	859	FamilyMart Co., Ltd.	800	39
		2,746	FANUC Corp.	6,560	1,097
			Fast Retailing Co., Ltd.	794	392
Isle of Man - 0.0%			Fuji Heavy Industries, Ltd.	7,551	280
Playtech PLC	2,994	42	FUJIFILM Holdings Corp.	13,521	538
			Fujitsu, Ltd.	311,146	1,637
Israel - 0.8%			GungHo Online Entertainment, Inc.	57,715	192
Bank Hapoalim BM	24,263	135	Gunma Bank, Ltd.	9,000	67
Bank Leumi Le-Israel BM(Æ)	101,083	440	Hachijuni Bank, Ltd. (The)	12,000	93
Check Point Software Technologies, Ltd.			Hiroshima Bank, Ltd. (The)	9,000	53
(Æ)	5,752	465	Honda Motor Co., Ltd.	68,765	2,315
Mizrahi Tefahot Bank, Ltd.	30,660	393	Hoshizaki Electric Co., Ltd.	700	42
NICE-Systems, Ltd.	1,112	71	Hoya Corp.	1,800	76
Taro Pharmaceutical Industries, Ltd.(Æ)	2,782	388	Icom, Inc.	8,900	212
Teva Pharmaceutical Industries, Ltd.	10,273	711	Iida Group Holdings(Æ)	67,300	1,181
Teva Pharmaceutical Industries, Ltd.			Inpex Corp.	44,895	489
- ADR	9,662	667	Isuzu Motors, Ltd.	16,800	233
		3,270	ITOCHU Corp.	51,130	629
			Iyo Bank, Ltd. (The)	17,175	218
Italy - 2.0%			Japan Petroleum Exploration Co., Ltd.	13,435	421
Banca Popolare di Milano Scarl	116,124	126	Japan Tobacco, Inc.	4,900	190
Buzzi Unicem SpA	25,827	441	JGC Corp.	10,992	188
Enel Green Power SpA	70,669	147	Joyo Bank, Ltd. (The)	8,000	47
Enel SpA	242,201	1,139

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 113

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kamigumi Co., Ltd.	6,000	56	Shin-Etsu Chemical Co., Ltd.	7,566	452
Kao Corp.	4,200	213	Shingakukai Co., Ltd.	32,400	166
KDDI Corp.	30,700	783	Shinsei Bank, Ltd.	195,310	428
Keyence Corp.	5,622	2,841	Shionogi & Co., Ltd.	1,500	60
Kikkoman Corp.	2,000	70	Shizuoka Bank, Ltd. (The)	5,000	56
Kitagawa Industries Co., Ltd.(Æ)	17,600	206	SMC Corp.	1,672	426
Kubota Corp.	22,967	395	SoftBank Group Corp.	7,183	400
Kuroda Electric Co., Ltd.	13,100	251	Sompo Japan Nipponkoa Holdings, Inc.	24,493	863
M3, Inc.	13,000	306	Sony Corp.	15,323	435
Mabuchi Motor Co., Ltd.	800	48	Sumitomo Mitsui Financial Group, Inc.	24,656	1,106
Marui Group Co., Ltd.	3,100	44	Sumitomo Mitsui Trust Holdings, Inc.	56,492	262
Mazda Motor Corp.	20,445	403	Suzuken Co., Ltd.	2,300	82
Medikit Co., Ltd.(Æ)	1,700	54	Sysmex Corp.	1,500	97
Medipal Holdings Corp.	2,600	46	T&D Holdings, Inc.	15,597	237
MEIJI Holdings Co., Ltd.	200	29	Taisho Pharmaceutical Holdings Co.,
Minebea Co., Ltd.	8,985	141	Ltd.	800	54
Mitsubishi Chemical Holdings Corp.	24,200	159	Takashimaya Co., Ltd.	5,000	48
Mitsubishi Electric Corp.	37,366	401	TDK Corp.	3,900	272
Mitsubishi Estate Co., Ltd.	17,336	386	Terumo Corp.	1,300	34
Mitsubishi Gas Chemical Co., Inc.	4,773	27	Tokio Marine Holdings, Inc.	5,631	235
Mitsubishi Heavy Industries, Ltd.	84,475	448	Tokyo Electric Power Co., Inc.(Æ)	65,065	468
Mitsubishi Motors Corp.	45,930	391	Toshiba Corp.	96,430	296
Mitsubishi UFJ Financial Group, Inc.	110,518	802	Tosoh Corp.	29,376	154
Mitsui Fudosan Co., Ltd.	13,664	388	Toyota Motor Corp.	12,256	817
Mizuho Financial Group, Inc.	91,000	197	Unicharm Corp.	51,500	1,241
MS&AD Insurance Group Holdings, Inc.	5,800	183	West Japan Railway Co.	1,400	101
Murata Manufacturing Co., Ltd.	1,553	230	Yahoo! Japan Corp.	35,000	153
Nakanishi, Inc.	10,000	399	Yakult Honsha Co., Ltd.	1,100	73
NH Foods, Ltd.	4,000	98	Yamaguchi Financial Group, Inc.	17,774	238
Nidec Corp.	5,220	469	Yamato Holdings Co., Ltd.	1,000	22
Nintendo Co., Ltd.	7,800	1,374			49,352
Nippon Fine Chemical Co., Ltd.	4,000	30
Nippon Paint Holdings Co., Ltd.	15,216	436	Jersey - 0.7%
Nippon Steel & Sumitomo Metal Corp.	197,121	467	Experian PLC	26,091	489
Nippon Telegraph & Telephone Corp.	9,800	377	Randgold Resources, Ltd.	6,792	410
Nippon Yusen	16,000	44	Regus PLC(Æ)	4,916	22
Nitori Holdings Co., Ltd.	11,900	1,071	United Business Media, Ltd.	20,762	172
Nitto Denko Corp.	1,800	136	West China Cement, Ltd.	1,792,000	322
Nitto FC Co., Ltd.	20,200	130	Wolseley PLC - ADR	6,316	419
Nomura Holdings, Inc.	34,800	248	WPP PLC	31,338	720
Nomura Real Estate Holdings, Inc.	1,400	28			2,554
NTN Corp.(Æ)	31,503	179
NTT DOCOMO, Inc.	89,100	1,884	Luxembourg - 0.1%
Obayashi Corp.	14,000	108	Altice SA	2,352	297
Obic Co., Ltd.	300	14	APERAM SA(Æ)	6,012	222
Oji Holdings Corp.	10,000	44			519

Ono Pharmaceutical Co., Ltd.	500	60	Malaysia - 0.6%
Oriental Land Co., Ltd.	5,395	342	Genting BHD - ADR(Æ)	177,500	378
Otsuka Holdings Co., Ltd.	7,300	263	Malayan Banking BHD	58,700	141
Panasonic Corp.	33,195	390	Malaysia Airports Holdings BHD(Æ)	195,400	307
Pola Orbis Holdings, Inc.	9,500	582	MISC BHD	145,800	297
Rakuten, Inc.	20,894	337	RHB Capital BHD(Æ)	173,400	337
Ricoh Co., Ltd.	4,600	46	SapuraKencana Petroleum BHD	636,145	407
Santen Pharmaceutical Co., Ltd.	2,600	38	Tenaga Nasional BHD	106,600	340
Secom Co., Ltd.	15,400	1,037			2,207
Secom Joshinetsu Co., Ltd.	3,000	91
Seven & i Holdings Co., Ltd.	5,929	274	Mexico - 1.3%
Shimadzu Corp.	3,000	45	America Movil SAB de CV	1,347,898	1,311
Shimano, Inc.	8,000	1,114	Cemex SAB de CV - ADR(Æ)	22,604	192

See accompanying notes which are an integral part of this quarterly report.

114 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
El Puerto de Liverpool SAB de CV(Æ)	15,111	177	Polski Koncern Naftowy Orlen SA	7,539	152
Fomento Economico Mexicano SAB de			Polskie Gornictwo Naftowe i
CV - ADR	6,384	579	Gazownictwo SA	94,669	158
Gruma SAB de CV Class B	8,864	116	Powszechna Kasa Oszczednosci Bank
Grupo Carso SAB de CV(Æ)	20,894	95	Polski SA	19,046	148
Grupo Televisa SAB	54,663	381	Tauron Polska Energia SA	150,788	151
Grupo Televisa SAB - ADR	33,560	1,170			793
OHL Mexico SAB de CV(Æ)	247,344	404
Promotora y Operadora de			Portugal - 0.0%
Infraestructura SAB de CV(Æ)	34,137	393	Energias de Portugal SA	11,236	42
Wal-Mart de Mexico SAB de CV(Æ)	116,050	282
		5,100	Russia - 0.7%
			Gazprom PAO - ADR	169,146	775
Netherlands - 4.1%			Lukoil OAO - ADR(Æ)	16,201	663
Aegon NV	22,243	171	Novatek OAO(Æ)	33,363	316
AerCap Holdings NV(Æ)	10,085	472	Rosneft OAO(Æ)	102,485	393
Airbus Group SE	6,353	451	Sberbank of Russia - ADR(Æ)	117,303	575
Akzo Nobel NV	2,394	171	Sberbank of Russia Class T	22,653	27
ASML Holding NV	5,418	539	Surgutneftegas OAO Class T	139,382	78
Boskalis Westminster NV	699	34			2,827
CNH Industrial NV	18,599	166
Gemalto NV	4,818	414	Singapore - 0.8%
Grandvision NV(Å)(Æ)	16,079	393	CapitaLand, Ltd.	22,100	52
Heineken Holding NV	5,741	399	ComfortDelGro Corp., Ltd.	143,100	315
Heineken NV	5,301	417	DBS Group Holdings, Ltd.	19,200	284
ING Groep NV	124,769	2,121	Jardine Cycle & Carriage, Ltd.	11,900	257
Koninklijke KPN NV	547,872	2,168	Luye Pharma Group, Ltd.(Æ)	368,000	383
Koninklijke Vopak NV	782	41	Oversea-Chinese Banking Corp., Ltd.	33,400	252
NN Group NV(Æ)	53,921	1,664	Singapore Telecommunications, Ltd.	459,100	1,366
NXP Semiconductors NV(Æ)	4,858	471	United Overseas Bank, Ltd.	13,300	216
Randstad Holding NV(Æ)	239	16			3,125

SBM Offshore NV(Æ)	34,344	419	South Africa - 0.9%
STMicroelectronics NV	95,173	742	Anglo American Platinum, Ltd.(Æ)	14,340	299
Unilever NV	97,524	4,375	AngloGold Ashanti, Ltd. - ADR(Æ)	62,431	382
X5 Retail Group NV - GDR(Æ)	23,421	419	Aspen Pharmacare Holdings, Ltd.(Æ)	15,827	466
		16,063	Foschini Group, Ltd. (The)	4,043	46

New Zealand - 0.1%			MTN Group, Ltd.	11,402	190
Contact Energy, Ltd.	30,315	99	Naspers, Ltd. Class N	3,501	496
Fletcher Building, Ltd.	22,411	117	Remgro, Ltd.	11,455	237
Ryman Healthcare, Ltd.	20,376	113	Sappi, Ltd. - ADR(Æ)	127,362	420
		329	Sasol, Ltd. - ADR	7,726	268
			Standard Bank Group, Ltd.	27,310	329
Norway - 0.4%			Steinhoff International Holdings, Ltd.	23,554	144
Orkla ASA	138,663	1,108	Vodacom Group, Ltd. - ADR	11,590	134
Schibsted ASA Class A	2,343	82	Woolworths Holdings, Ltd.	25,700	202
TE Connectivity, Ltd.	3,986	87			3,613
Yara International ASA	3,724	185
		1,462	South Korea - 3.6%
			Amorepacific Corp.	702	246
Philippines - 0.1%			AMOREPACIFIC Group	284	47
Megaworld Corp.	894,000	93	BNK Financial Group, Inc.	34,230	402
Metro Pacific Investments Corp.	891,000	94	Daelim Industrial Co., Ltd.	7,699	488
Metropolitan Bank & Trust Co. - ADR	47,730	92	E-Mart Co., Ltd.	1,946	397
Philippine Long Distance Telephone Co.	1,710	109	Hana Financial Group, Inc.	14,972	373
SM Prime Holdings, Inc.	219,700	103	Hankook Tire Co., Ltd.	15,335	533
		491	Hyosung Corp.	2,015	245
			Hyundai Department Store Co., Ltd.	3,275	409
Poland - 0.2%			Hyundai Development Co.-Engineering
PGE Polska Grupa Energetyczna SA	39,149	184	& Construction	4,770	286

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 115

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Motor Co.	7,779	982	Svenska Handelsbanken AB A
Hyundai Wia Corp.	4,502	406	Shares(Æ)	164,222	2,507
Industrial Bank of Korea	18,897	223	Swedbank AB Class A	9,956	233
KB Financial Group, Inc.	5,936	186	Swedish Match AB	71,573	2,191
KCC Corp.	186	78	Telefonaktiebolaget LM Ericsson Class B	18,973	203
Korea Electric Power Corp.	9,930	430	TeliaSonera AB	43,150	263
Korea Gas Corp.	10,307	371			7,684
Korea Investment Holdings Co., Ltd.	4,233	222
KT&G Corp.	3,758	353	Switzerland - 8.4%
LG Chem, Ltd.	2,455	523	ABB, Ltd.(Æ)	72,648	1,475
LG Display Co., Ltd.	17,021	323	ACE, Ltd.	3,290	358
LG Household & Health Care, Ltd.	73	53	Actelion, Ltd.(Æ)	2,225	329
LG Uplus Corp.	31,373	310	Adecco SA(Æ)	3,668	306
Lotte Chemical Corp.	1,577	351	Baloise Holding AG	794	101
Lotte Chilsung Beverage Co., Ltd.	269	515	Cie Financiere Richemont SA	8,935	771
Lotte Shopping Co., Ltd.	2,031	438	Credit Suisse Group AG(Æ)	85,329	2,511
NAVER Corp.	1,195	534	DKSH Holding AG(Æ)	2,229	167
Orion Corp.(Æ)	78	77	EMS-Chemie Holding AG	73	36
POSCO	1,274	212	Flughafen Zuerich AG	791	649
Samsung Co., Ltd.(Æ)	1,056	264	Geberit AG	2,223	768
Samsung Electronics Co., Ltd.	3,101	3,117	Helvetia Holding AG	173	95
Samsung Fire & Marine Insurance Co.,			Julius Baer Group, Ltd.(Æ)	2,927	162
Ltd.	776	184	Kuehne & Nagel International AG	2,395	331
Samsung Securities Co., Ltd.	2,248	101	LafargeHolcim, Ltd.(Æ)	6,729	468
Shinhan Financial Group Co., Ltd.	3,328	119	Lindt & Spruengli AG(Æ)	15	84
Shinsegae Co., Ltd.	1,157	206	Lonza Group AG(Æ)	163	24
SK Telecom Co., Ltd. - ADR	1,141	27	Nestle SA	72,004	5,454
Woori Bank(Æ)	27,260	222	Novartis AG	70,420	7,316
		14,253	Panalpina Welttransport Holding AG	1,369	170
			Partners Group Holding AG	81	27
Spain - 0.8%			PSP Swiss Property AG(Æ)	850	76
Almirall SA	4,438	87	Roche Holding AG	17,108	4,935
Amadeus IT Holding SA Class A	6,384	278	Schindler Holding AG	7,869	1,267
Banco Santander SA - ADR	43,676	301	SFS Group AG(Æ)	1,373	97
CaixaBank SA	26,645	119	Sika AG	7	25
Ebro Foods SA	1,531	31	Straumann Holding AG	153	45
Endesa SA - ADR	6,539	138	Swatch Group AG (The) Class B	3,089	1,330
Gamesa Corp. Tecnologica SA	12,332	195	Swiss Life Holding AG(Æ)	413	98
Iberdrola SA	38,513	272	Swiss Re AG(Æ)	3,230	291
Inditex SA(Æ)	17,615	602	Swisscom AG	213	124
Indra Sistemas SA(Æ)	50,784	569	Syngenta AG	733	302
International Consolidated Airlines			TE Connectivity, Ltd.	8,689	529
Group SA(Æ)	16,103	134	UBS Group AG(Æ)	111,040	2,552
Telefonica SA - ADR	19,416	297			33,273
		3,023
			Taiwan - 2.4%
Sweden - 2.0%			Advanced Semiconductor Engineering,
Assa Abloy AB(Æ)	28,222	571	Inc. - ADR	30,353	170
Atlas Copco AB A Shares(Æ)	5,697	156	AU Optronics Corp. - ADR	46,637	155
Fastighets AB Balder Class B(Æ)	23,179	385	Catcher Technology Co., Ltd.	64,000	706
Hexpol AB(Æ)	4,994	54	Cathay Financial Holding Co., Ltd.	58,000	94
Hufvudstaden AB Class A	3,405	44	China Development Financial Holding
Husqvarna AB Class B	26,228	191	Corp.	624,000	205
L E Lundbergforetagen AB	8,737	398	Chunghwa Telecom Co., Ltd. - ADR	3,237	101
Nibe Industrier AB Class B	1,096	31	Compal Electronics, Inc.	387,510	260
Securitas AB Class B	1,192	17	CTBC Financial Holding Co., Ltd.	244,000	177
Skandinaviska Enskilda Banken AB			Delta Electronics, Inc.	21,000	103
Class A	23,942	288	E.Sun Financial Holding Co., Ltd.(Æ)	205,430	125
Svenska Cellulosa AB SCA Class B	5,320	152	Fubon Financial Holding Co., Ltd.	51,000	93

See accompanying notes which are an integral part of this quarterly report.

116 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hon Hai Precision Industry Co., Ltd.			BBA Aviation PLC	91,265	423
- GDR	277,439	1,712	Berkeley Group Holdings PLC	2,153	113
Innolux Corp.	466,000	162	BG Group PLC	24,629	420
Inotera Memories, Inc.(Æ)	593,000	355	BP PLC	299,737	1,851
Inventec Corp.	279,000	159	BP PLC - ADR	27,310	1,010
Largan Precision Co., Ltd.	8,000	813	British American Tobacco PLC	6,044	359
Lite-On Technology Corp.	166,000	182	BT Group PLC	60,693	440
Mega Financial Holding Co., Ltd.	6,861	226	BTG PLC	39,672	405
Pegatron Corp.	68,000	191	Bunzl PLC	13,987	401
Shin Kong Financial Holding Co., Ltd.	1,326,081	387	Capital & Counties Properties PLC	71,803	517
Taiwan Cement Corp.	155,000	168	Carnival PLC	8,422	467
Taiwan Semiconductor Manufacturing			Centrica PLC	32,208	134
Co., Ltd. - ADR	102,505	2,266	Cobham PLC	164,756	671
United Microelectronics Corp. - ADR	244,723	441	Compass Group PLC(Æ)	12,065	193
Wistron Corp.	258,000	168	Derwent London PLC(ö)	9,362	531
Yuanta Financial Holding Co., Ltd.	363,000	171	Diageo PLC	135,191	3,791
		9,590	Dialog Semiconductor PLC(Æ)	3,822	190
			easyJet PLC	5,180	133
Thailand - 0.3%			G4S PLC	196,548	842
Advanced Info Service PCL	22,900	162	Galiform PLC	130,350	1,008
Minor International PCL	462,100	384	GlaxoSmithKline PLC - ADR	99,942	2,173
PTT PCL	13,300	123	Great Portland Estates PLC(ö)	37,912	493
Sino Thai Engineering and Construction			Greene King PLC	3,901	53
PCL(Æ)	661,180	433	Hammerson PLC(ö)	6,952	71
		1,102	Hikma Pharmaceuticals PLC	2,135	80
			Hiscox, Ltd.(Æ)	3,638	53
Turkey - 0.5%			HSBC Holdings PLC	202,928	1,839
Haci Omer Sabanci Holding AS(Æ)	111,487	381	Imperial Tobacco Group PLC	73,268	3,846
Koza Altin Isletmeleri AS	3,676	31	Intercontinental Hotels Group PLC(Æ)	43,157	1,818
Turk Hava Yollari AO(Æ)	165,372	539	Intertek Group PLC	27,203	1,039
Turkcell Iletisim Hizmetleri AS	50,478	231	Intu Properties PLC Class H(ö)	16,922	87
Turkcell Iletisim Hizmetleri AS - ADR	10,729	123	Investec PLC	12,004	110
Turkiye Halk Bankasi AS	86,539	378	ITV PLC	40,163	176
Turkiye Vakiflar Bankasi TAO Class			Jazztel PLC(Æ)	27,293	389
D(Æ)	262,405	396	John Wood Group PLC	43,427	424
		2,079	Johnson Matthey PLC	9,850	448
United Arab Emirates - 0.3%			Just Eat PLC(Æ)	23,286	159
Abu Dhabi Commercial Bank PJSC	58,065	131	Kingfisher PLC	40,351	227
Aldar Properties PJSC	178,444	131	Land Securities Group PLC(ö)	37,640	763
Damac Properties Dubai Co.(Æ)	300,733	254	Legal & General Group PLC	62,846	256
Emaar Properties PJSC	256,053	550	Lloyds Banking Group PLC	368,941	480
National Bank of Abu Dhabi(Æ)	36,999	108	Michael Page International PLC	135,548	1,160
Union National Bank of Abu Dhabi(Æ)	58,941	113	Mondi PLC	7,372	177
		1,287	Old Mutual PLC	43,517	144
			Persimmon PLC Class A(Æ)	4,296	137
United Kingdom - 15.2%			Reckitt Benckiser Group PLC	7,475	718
3i Group PLC	23,437	203	RELX PLC	7,800	136
AA PLC(Æ)	67,886	387	Rentokil Initial PLC	25,385	58
Aggreko PLC	18,302	341	Rightmove PLC	2,194	125
Anglo American PLC	9,231	117	Rio Tinto PLC(Æ)	7,839	304
Antofagasta PLC	46,151	409	Rolls-Royce Holdings PLC(Æ)	32,639	405
ARM Holdings PLC	41,042	644	Royal Bank of Scotland Group PLC(Æ)	235,392	1,256
Ashtead Group PLC	25,220	386	Royal Dutch Shell PLC Class A	107,665	3,095
Associated British Foods PLC	10,986	553	Royal Dutch Shell PLC Class B	4,431	129
AstraZeneca PLC - ADR(Æ)	1,901	128	Royal Mail PLC	8,214	65
Aviva PLC	184,863	1,501	RSA Insurance Group PLC(Æ)	185,474	1,488
BAE Systems PLC	116,685	874	SABMiller PLC - ADR	10,240	538
Barclays PLC	446,396	2,010	Sage Group PLC (The)	34,187	278
Barratt Developments PLC	19,137	190	Scottish & Southern Energy PLC	5,032	119

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 117

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Segro PLC(ö)	19,644	138	Japan	- 0.0%
Shaftesbury PLC(ö)	33,736	492		Shinkin Central Bank Class K	77		140
Shire PLC - ADR(Æ)	6,477	576
Sky PLC	13,108	233		Russia - 0.2%
Smith & Nephew PLC	4,411	82		AK Transneft OAO(Æ)	180		408
Smiths Group PLC	19,637	346		Surgutneftegas OAO	409,800		250
Spirax-Sarco Engineering PLC(Æ)	19,356	1,001					658
Sports Direct International PLC(Æ)	33,262	411
Standard Chartered PLC	17,852	273		Total Preferred Stocks
Stock Spirits Group PLC	114,510	349		(cost $4,393)			4,038
Taylor Wimpey PLC	39,681	120
Tesco PLC	588,357	1,982		Warrants & Rights - 0.2%
Travis Perkins PLC	73,525	2,578		Netherlands - 0.2%
Unilever PLC	6,842	310		FTSE 100 Index(Æ)
Vodafone Group PLC	950,255	3,590		2015 Warrants	47,350		702
Whitbread PLC	4,616	374
		59,813		Total Warrants & Rights
				(cost $722)			702
United States - 1.4%
AdStar, Inc.(Æ)	6,143	326	Short	-Term Investments - 5.9%
American Shared Hospital Services(Æ)	4,123	179		United States - 5.9%
Brookfield Real Estate Services Inc.(Æ)				Russell U.S. Cash Management Fund	23,325,386	(8)	23,325
(ö)	23,510	265		Total Short-Term Investments
Dream Office Real Estate Investment				(cost $23,325)			23,325
Trust(Æ)(ö)	12,421	225
GateHouse Media, Inc. Class C(Æ)	16,642	845		Total Investments 97.7%
lululemon athletica, Inc.(Æ)	1,668	105		(identified cost $386,770)			385,192
Maginet Corp.(Æ)	4,054	220

Mellon Financial Corp.(Æ)	84,219	125		Other Assets and Liabilities, Net
News Corp. Class A(Æ)	86,200	1,270
Rorer Group(Æ)	436,596	1,457		- 2.3%			9,242
Salex Holding Corp.(Æ)	164,384	130		Net Assets - 100.0%			394,434
Seven Generations Energy(Æ)	33,865	381
		5,528

Virgin Islands, British - 0.1%
Mail.ru Group, Ltd. - GDR(Æ)	20,440	384

Total Common Stocks
(cost $357,658)		356,421

Investments in Other Funds - 0.2%
First Trust China AlphaDEX Fund	38,009	596
Fonterra Shareholders Fund	35,614	110
Total Investments in Other Funds
(cost $672)		706

Preferred Stocks - 1.0%
Brazil - 0.2%
Investimentos Itau SA	15,731	39
Usinas Siderurgicas de Minas Gerais SA	509,426	584
		623

Germany - 0.6%
FUCHS PETROLUB SE	10,972	477
Henkel AG & Co. KGaA	4,899	582
Porsche Automobil Holding SE	7,871	592
Volkswagen AG	4,819	966
		2,617

See accompanying notes which are an integral part of this quarterly report.

118 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.6%
Dalian Wanda Commercial Properties Co., Ltd.	07/17/15	HKD	24,800	7.46	185	180
Fuyao Glass Industry Group Co., Ltd	07/28/15	HKD	176,000	2.12	374	374
Grandvision NV	07/28/15	EUR	16,079	24.62	396	393
Hua Hong Semiconductor, Ltd.	01/27/15	HKD	438,000	0.98	428	428
Parmalat SpA	07/28/15	EUR	152,491	2.65	405	401
Worldline SA	07/28/15	EUR	17,726	21.89	388	406
2,182
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Long Positions
MSCI EAFE Mini Index Futures	326	USD	30,514	09/15	124
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	124

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Brown Brothers Harriman	USD	988	ZAR	12,421	08/04/15	(6)
State Street	USD	—	JPY	10	08/03/15	—
State Street	USD	184	MYR	702	08/03/15	—
State Street	CAD	56	USD	43	08/04/15	—
State Street	CAD	28	USD	21	08/05/15	—
State Street	HKD	1,304	USD	168	08/03/15	—
State Street	JPY	54	USD	—	08/04/15	—
State Street	THB	13,568	USD	389	08/03/15	4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	(2)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$443	$—	$—	$443
Australia	—	6,526	—	6,526
Belgium	—	3,027	—	3,027
Bermuda	422	1,280	—	1,702
Brazil	4,548	—	—	4,548
Canada	14,844	—	—	14,844
Cayman Islands	3,485	4,678	—	8,163
Chile	931	—	—	931
China	—	4,905	—	4,905
Colombia	464	—	—	464
Czech Republic	—	793	—	793
Denmark	—	5,449	—	5,449

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 119

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Finland	—	1,353		—	1,353
France	317	27,961		—	28,278
Germany	379	14,316		—	14,695
Greece	—	795		—	795
Hong Kong	2,845	6,792		—	9,637
Hungary	—	781		—	781
India	7,855	—		—	7,855
Indonesia	—	788		—	788
Ireland	1,104	1,642		—	2,746
Isle of Man	—	42		—	42
Israel	1,520	1,750		—	3,270
Italy	—	7,893		—	7,893
Japan	—	49,352		—	49,352
Jersey	—	2,554		—	2,554
Luxembourg	—	519		—	519
Malaysia	—	2,207		—	2,207
Mexico	5,100	—		—	5,100
Netherlands	1,362	14,701		—	16,063
New Zealand	—	329		—	329
Norway	—	1,462		—	1,462
Philippines	—	491		—	491
Poland	—	793		—	793
Portugal	—	42		—	42
Russia	2,013	814		—	2,827
Singapore	—	3,125		—	3,125
South Africa	382	3,231		—	3,613
South Korea	27	14,226		—	14,253
Spain	—	3,023		—	3,023
Sweden	—	7,684		—	7,684
Switzerland	887	32,386		—	33,273
Taiwan	4,845	4,745		—	9,590
Thailand	—	1,102		—	1,102
Turkey	123	1,956		—	2,079
United Arab Emirates	—	1,287		—	1,287
United Kingdom	1,010	58,803		—	59,813
United States	3,311	2,217		—	5,528
Virgin Islands, British	384	—		—	384
Investments in Other Funds	—	706		—	706
Preferred Stocks	623	3,415		—	4,038
Warrants & Rights	—	702		—	702
Short-Term Investments	—	23,325		—	23,325
Total Investments	59,224	325,968		—	385,192

Other Financial Instruments
Futures Contracts	124	—		—	124
Foreign Currency Exchange Contracts	(2)	—		—	(2)
Total Other Financial Instruments*	$122	$—		$—	$122

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

120 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
						Principal	Fair
		Principal	Fair		Amount ($)		Value
	Amount ($)		Value		or Shares		$
	or Shares		$
Long-Term Fixed Income Investments - 87.7%				4.625% due 01/15/22 (Å)		2,050	2,050
Argentina - 0.9%				6.000% due 04/01/22 (Þ)		5,130	5,296
Argentina Bonar Bonds				1011778 B.C. Unlimited Liability
Series X				Co. Term Loan B
7.000% due 04/17/17		4,000	3,900	3.750% due 12/10/21		1,708	1,711
Argentina Government				Bombardier, Inc.
International Bond				6.000% due 10/15/22 (Þ)		1,790	1,457
Series dscEUR				7.500% due 03/15/25 (Þ)		635	525
7.820% due 12/31/33	EUR	4,679	4,470	Cascades, Inc.
Series EURGDP				5.750% due 07/15/23 (Þ)		3,375	3,265
6.500% due 12/15/35 (Ê)	EUR	60,000	5,272	CNOOC Nexen Finance (2014)
Series L-GP				ULC
6.000% due 03/31/23		1,295	1,373	4.250% due 04/30/24		4,000	4,087
YPF SA				First Quantum Minerals, Ltd.
8.750% due 04/04/24 (Þ)		2,000	1,974	7.250% due 05/15/22		2,405	1,786
			16,989	Great Canadian Gaming Corp.
Armenia - 0.1%				6.625% due 07/25/22 (Þ)	CAD	175	139
Armenia Government				HudBay Minerals, Inc.
International Bond				9.500% due 10/01/20		1,415	1,387
6.000% due 09/30/20		1,000	986	Open Text Corp.
				5.625% due 01/15/23 (Þ)		1,955	1,950
Australia - 0.0%				Parq Holdings, LP 1st Lien Term
FMG Resources Pty, Ltd.				Loan
Covenant-Lite 1st Lien Term				8.500% due 12/17/20 (Ê)		671	672
Loan B				Parq Holdings, LP Term Loan
3.750% due 06/30/19 (Ê)		990	809	8.500% due 12/17/20 (Ê)		3,278	3,287
				Precision Drilling Corp.
Azerbaijan - 0.1%				6.500% due 12/15/21		1,165	1,104
State Oil Co. of the Azerbaijan				Valeant Pharmaceuticals
Republic				International, Inc.
4.750% due 03/13/23		2,000	1,859	5.625% due 12/01/21 (Þ)		1,685	1,729
				5.500% due 03/01/23 (Þ)		300	307
Belarus - 0.1%				5.875% due 05/15/23 (Þ)		1,930	2,007
Belarus International Government							32,759
Bond				Cayman Islands - 0.2%
8.950% due 01/26/18		2,000	2,007	Avago Technologies Cayman, Ltd.
				Covenant-Lite Term Loan B
Belgium - 0.1%				3.750% due 05/06/21		1,942	1,944
Ontex Group NV				Country Garden Holdings Co.,
4.750% due 11/15/21	EUR	1,340	1,557	Ltd.
				Series REGS
Brazil - 2.5%				7.250% due 04/04/21		300	306
Banco Nacional de				Marfrig Overseas, Ltd.
Desenvolvimento Economico				Series REGS
e Social				9.500% due 05/04/20		1,800	1,829
5.750% due 09/26/23 (Þ)		6,200	6,168				4,079
Brazil Letras do Tesouro Nacional				Chile - 0.5%
Series LTN				Chile Government International
Zero coupon due 01/01/17	BRL	76,600	18,709	Bond
Zero coupon due 01/01/19	BRL	47,010	9,111	5.500% due 08/05/20	CLP	600,000	948
Brazil Notas do Tesouro Nacional				Series REGS
Series NTNB				6.000% due 01/01/18	CLP	95,000	149
6.000% due 08/15/50	BRL	2,320	1,755	Corp. Nacional del Cobre de
Series NTNF				Chile
10.000% due 01/01/21	BRL	8,330	2,205	4.500% due 08/13/23 (Þ)		2,000	2,069
10.000% due 01/01/23	BRL	8,000	2,056	4.875% due 11/04/44 (Þ)		4,000	3,783
10.000% due 01/01/25	BRL	11,820	2,967	Series REGS
Vale SA				3.750% due 11/04/20		1,500	1,546
5.625% due 09/11/42		4,800	3,934	6.150% due 10/24/36		1,000	1,121
			46,905				9,616
Canada - 1.8%				China - 0.3%
1011778 B.C. Unlimited Liability				Evergrande Real Estate Group
Co. / New Red Finance, Inc.				Ltd.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 121

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
8.750% due 10/30/18		4,500	4,320	7.750% due 01/24/23		2,400	2,574
12.000% due 02/17/20		500	496	5.875% due 01/30/25		2,500	2,359
			4,816				7,444
Colombia - 1.7%				Ethiopia - 0.1%
Colombia Government				Ethiopia Government
International Bond				International Bond
7.750% due 04/14/21	COP	8,950,000	3,331	6.625% due 12/11/24 (Þ)		1,000	987
4.375% due 07/12/21		3,750	3,900
4.000% due 02/26/24		3,500	3,486	France - 1.8%
9.850% due 06/28/27	COP	11,939,000	5,059	Cerba European Lab SAS
10.375% due 01/28/33		514	774	7.000% due 02/01/20	EUR	2,250	2,595
7.375% due 09/18/37		3,000	3,675	CMA CGM SA
5.000% due 06/15/45		2,500	2,319	7.750% due 01/15/21	EUR	1,195	1,244
Emgesa SA ESP				Crown European Holdings SA
Series REGS				4.000% due 07/15/22	EUR	2,980	3,388
8.750% due 01/25/21	COP	1,000,000	368	Holding Medi-Partenaires SAS
Empresas Publicas de Medellin				7.000% due 05/15/20 (Þ)	EUR	970	1,137
ESP				Series REGS
Series REGS				7.000% due 05/15/20	EUR	1,910	2,239
8.375% due 02/01/21	COP	570,000	208	HomeVi SAS
Titulos De Tesoreria B Bonds				6.875% due 08/15/21	EUR	2,680	3,086
7.000% due 09/11/19	COP	5,392,000	1,946	Kerneos Corporate SAS
10.000% due 07/24/24	COP	8,333,000	3,432	5.750% due 03/01/21 (Þ)	EUR	1,060	1,199
6.000% due 04/28/28	COP	6,700,000	2,001	Kerneos Tech Group SAS
			30,499	5.750% due 03/01/21	EUR	135	153
Costa Rica - 0.3%				Novafives SAS
Costa Rica Government				4.500% due 06/30/21	EUR	2,400	2,478
International Bond				Novalis SAS
4.375% due 04/30/25 (Þ)		2,044	1,834	3.000% due 04/30/22	EUR	2,430	2,584
7.000% due 04/04/44 (Þ)		3,000	2,865	Numericable Group SA
Series REGS				5.375% due 05/15/22 (Þ)	EUR	160	183
4.250% due 01/26/23		1,000	920	5.375% due 05/15/22	EUR	1,800	2,056
			5,619	5.625% due 05/15/24	EUR	2,785	3,137
Croatia - 0.7%				Picard Groupe SAS
Croatia Government International				4.302% due 08/01/19	EUR	1,855	2,043
Bond				Rexel SA
6.000% due 01/26/24		9,500	9,987	5.250% due 06/15/20 (Þ)		3,195	3,283
6.000% due 01/26/24 (Þ)		2,200	2,313	SPCM SA
Series REGS				6.000% due 01/15/22 (Þ)		200	205
6.625% due 07/14/20		1,200	1,313	2.875% due 06/15/23 (Þ)	EUR	1,350	1,420
			13,613				32,430
Dominican Republic - 0.6%				Gabon - 0.0%
Dominican Republic Government				Gabon Government International
International Bond				Bond
7.450% due 04/30/44		2,000	2,150	6.375% due 12/12/24 (Þ)		500	469
6.850% due 01/27/45 (Þ)		4,000	4,060
Series REGS				Germany - 1.0%
7.500% due 05/06/21		4,000	4,470	Deutsche Raststaetten Gruppe
				IV GmbH
			10,680	Series REGS
Egypt - 0.5%				6.750% due 12/30/20	EUR	2,195	2,596
Egypt Government International				Techem Energy Metering Service
Bond				GmbH & Co. KG
6.875% due 04/30/40		1,000	960	7.875% due 10/01/20 (Þ)	EUR	560	669
6.875% due 04/30/40 (Þ)		8,000	7,682	Series REGS
			8,642	7.875% due 10/01/20	EUR	2,120	2,532
El Salvador - 0.4%				Trionista TopCo GmbH
El Salvador Government				6.875% due 04/30/21 (Þ)	EUR	1,045	1,216
International Bond				Series REGS
6.375% due 01/18/27 (Þ)		1,500	1,430	6.875% due 04/30/21	EUR	3,410	3,967
Series REGS				Unitymedia Hessen GmbH & Co.
7.375% due 12/01/19		1,000	1,081	KG / Unitymedia NRW GmbH

See accompanying notes which are an integral part of this quarterly report.

122 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.750% due 01/15/23 (Þ)	EUR	720	854	Series FR58
5.625% due 04/15/23	EUR	540	641	8.250% due 06/15/32	IDR	20,400,000	1,429
4.000% due 01/15/25	EUR	1,350	1,512	Series FR59
Series REGS				7.000% due 05/15/27	IDR	25,035,000	1,624
5.500% due 09/15/22	EUR	135	159	Series FR61
5.750% due 01/15/23	EUR	1,682	1,995	7.000% due 05/15/22	IDR	13,144,000	892
WEPA Hygieneprodukte GmbH				Series FR63
6.500% due 05/15/20 (Þ)	EUR	870	1,024	5.625% due 05/15/23	IDR	11,738,000	722
Series REGS				Series FR65
6.500% due 05/15/20	EUR	290	341	6.625% due 05/15/33	IDR	6,000,000	355
			17,506	Series FR69
Ghana - 0.2%				7.875% due 04/15/19	IDR	65,662,000	4,805
Ghana Government International				Series FR70
Bond				8.375% due 03/15/24	IDR	108,754,000	7,919
7.875% due 08/07/23 (Þ)		4,000	3,740	Series FR71
8.125% due 01/18/26 (Þ)		700	649	9.000% due 03/15/29	IDR	93,588,000	7,039
			4,389	Pertamina Persero PT
Greece - 0.2%				Series REGS
				6.000% due 05/03/42		908	834
Hellenic Republic Bonds				5.625% due 05/20/43		2,000	1,753
3.375% due 07/17/17	EUR	1,500	1,216
4.750% due 04/17/19	EUR	2,500	1,845	6.450% due 05/30/44		8,000	7,780
3.000% due 02/24/25	EUR	1,650	953	Perusahaan Listrik Negara PT
3.000% due 02/24/27	EUR	400	220	Series REGS
				5.250% due 10/24/42		5,350	4,628
Series PSI
3.650% due 02/24/20	EUR	750	370				50,607
				Iraq - 0.1%
			4,604	Iraq Government International
Honduras - 0.2%				Bond
Honduras Government				Series REGS
International Bond				5.800% due 01/15/28		3,000	2,381
8.750% due 12/16/20		2,342	2,664
Series REGS				Ireland - 1.1%
7.500% due 03/15/24		500	541	AerCap Ireland Capital, Ltd. /
			3,205	AerCap Global Aviation, Ltd.
Hong Kong - 0.0%				4.250% due 07/01/20		2,160	2,179
Citic Pacific, Ltd.				5.000% due 10/01/21		491	510
7.875% due 04/15/49		625	644	Ardagh Packaging Finance PLC
				Series REGS
Hungary - 1.7%				9.250% due 10/15/20	EUR	1,490	1,726
Hungary Government Bond				Ardagh Packaging Finance PLC /
Series 16/D				Ardagh Holdings USA, Inc.
5.500% due 12/22/16	HUF	162,710	617	4.250% due 01/15/22	EUR	2,290	2,535
Series 17/A				Grifols Worldwide Operations,
6.750% due 11/24/17	HUF	614,360	2,448	Ltd.
Series 20/A				5.250% due 04/01/22		5,165	5,217
7.500% due 11/12/20	HUF	30	—	Smurfit Kappa Acquisitions Co.
Series 22/A				3.250% due 06/01/21 (Þ)	EUR	1,700	1,942
7.000% due 06/24/22	HUF	355,000	1,548	3.250% due 06/01/21	EUR	330	377
Hungary Government				Vimpel Communications Via VIP
International Bond				Finance Ireland, Ltd. OJSC
6.500% due 06/24/19	HUF	2,617,320	10,686	Series REGS
5.750% due 11/22/23		2,500	2,789	7.748% due 02/02/21		2,600	2,682
5.375% due 03/25/24		650	711	Vnesheconombank
7.625% due 03/29/41		9,000	12,090	6.902% due 07/09/20		1,500	1,468
				6.025% due 07/05/22		2,500	2,286
			30,889
Indonesia - 2.7%							20,922
Indonesia Government				Israel - 0.4%
International Bond				Israel Electric Corp., Ltd.
8.500% due 10/12/35		3,000	4,028	6.875% due 06/21/23 (Þ)		3,500	3,990
7.750% due 01/17/38		3,000	3,803	5.000% due 11/12/24		3,000	3,103
Indonesia Treasury Bond							7,093
8.375% due 03/15/34	IDR	42,375,000	2,996	Italy - 0.6%

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 123

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Enel SpA				Series REGS
6.500% due 01/10/74	EUR	2,725	3,326	8.000% due 01/15/23 (Þ)	EUR	1,515	1,808
Finmeccanica SpA				BMBG Bond Finance SCA
8.000% due 12/16/19	GBP	845	1,542	5.327% due 10/15/20 (Þ)	EUR	1,325	1,462
Telecom Italia SPA				5.327% due 10/15/20	EUR	455	502
3.250% due 01/16/23	EUR	4,700	5,304	Capsugel SA
			10,172	7.000% due 05/15/19 (Þ)		4,190	4,242
Ivory Coast - 0.1%				ConvaTec Finance International
Ivory Coast Government				SA
International Bond				8.250% due 01/15/19 (Þ)		4,825	4,765
Series REGS				Delta 2 Lux Sarl Covenent-Lite
5.750% due 12/31/32		1,500	1,377	Lien Term Loan B
				7.750% due 07/29/22 (Ê)		3,495	3,486
Jersey - 0.2%				Dufry Finance SCA
AA Bond Co., Ltd.				4.500% due 07/15/22	EUR	230	263
5.500% due 07/31/22 (Þ)	GBP	1,795	2,786	4.500% due 07/15/22 (Þ)	EUR	1,350	1,546
				4.500% due 08/01/23 (Å)	EUR	870	982
Kazakhstan - 0.8%				Elior Finance & Co. SCA
KazMunayGas National Co. JSC				6.500% due 05/01/20 (Þ)	EUR	546	647
9.125% due 07/02/18 (Þ)		2,000	2,258	Series REGS
6.375% due 04/09/21 (Þ)		4,000	4,150	6.500% due 05/01/20	EUR	650	770
6.000% due 11/07/44 (Þ)		3,000	2,418	Gategroup Finance Luxembourg
Series REGS				SA
7.000% due 05/05/20		4,045	4,308	6.750% due 03/01/19 (Þ)	EUR	807	929
5.750% due 04/30/43		2,000	1,580	Series REGS
6.000% due 11/07/44		1,000	806	6.750% due 03/01/19	EUR	850	978
				Gazprom OAO Via Gaz Capital
			15,520	SA
Kenya - 0.2%				9.250% due 04/23/19 (Þ)		1,000	1,115
Kenya Government International				Series REGS
Bond				9.250% due 04/23/19		3,250	3,624
5.875% due 06/24/19 (Þ)		2,000	2,013	6.510% due 03/07/22		2,000	1,980
Series REGS
6.875% due 06/24/24		1,000	982	8.625% due 04/28/34		2,000	2,183
				GCS Holdco Finance I SA
			2,995	Series REGS
Lebanon - 0.2%				6.500% due 11/15/18	EUR	1,200	1,371
Lebanon Government				Gestamp Funding Luxembourg
International Bond				SA
Series REGS				5.875% due 05/31/20 (Þ)	EUR	400	462
8.250% due 04/12/21		3,000	3,389	Series REGS

Lithuania - 0.2%				5.875% due 05/31/20	EUR	1,795	2,075
Lithuania Government				Intelsat Jackson Holdings SA
International Bond				7.250% due 10/15/20		1,025	1,016
Series REGS				7.500% due 04/01/21		2,345	2,333
6.625% due 02/01/22		3,700	4,435	Mallinckrodt International
				Finance SA Covenant-Lite
Luxembourg - 4.1%				Term Loan B
Altice Financing SA				3.250% due 03/19/21		1,486	1,482
5.250% due 02/15/23 (Þ)	EUR	500	564	Matterhorn Telecom Holdings SA
6.625% due 02/15/23 (Þ)		1,465	1,509	4.875% due 05/01/23 (Þ)	EUR	740	763
Series REGS				4.875% due 05/01/23	EUR	500	516
5.250% due 02/15/23	EUR	970	1,095	Matterhorn Telecom SA
Altice SA				3.625% due 05/01/22 (Þ)	CHF	240	233
7.250% due 05/15/22 (Þ)	EUR	1,550	1,736	3.875% due 05/01/22 (Þ)	EUR	1,215	1,253
7.250% due 05/15/22	EUR	730	818	3.875% due 05/01/22	EUR	1,050	1,083
7.625% due 02/15/25 (Þ)		575	563	Onex Wizard Acquisition Co. II
				SCA
ArcelorMittal				7.750% due 02/15/23	EUR	1,845	2,136
6.250% due 03/01/21		7,795	7,873	SkillsSoft Corp. Covenant-Lite
6.125% due 06/01/25		700	667	Term Loan
Auris Luxembourg II SA				5.750% due 04/28/21 (Ê)		1,238	1,195
8.000% due 01/15/23	EUR	710	847	Telenet Finance III Luxembourg
				SCA

See accompanying notes which are an integral part of this quarterly report.

124 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Petroleos Mexicanos
6.625% due 02/15/21	EUR	350	404	7.470% due 11/12/26	MXN	5,975	348
Telenet Finance V Luxembourg				6.625% due 06/15/38		4,000	4,230
SCA							59,427
6.750% due 08/15/24 (Þ)	EUR	600	723	Mongolia - 0.2%
Series REGS				Mongolia Government
6.250% due 08/15/22	EUR	520	617	International Bond
6.750% due 08/15/24	EUR	1,880	2,266	5.125% due 12/05/22		300	258
Travelport Finance SARL Term				Series REGS
Loan B				5.125% due 12/05/22		4,005	3,444
5.750% due 09/02/21 (Ê)		1,493	1,496
							3,702
Wind 4.000% Acquisition due 07/15/20 Finance SA	EUR	1,430	1,604	Morocco - 0.1%
				Morocco Government
4.000% due 07/15/20 (Þ)	EUR	1,330	1,492	International Bond
7.000% due 04/23/21	EUR	500	585	4.250% due 12/11/22 (Þ)		1,000	1,017
7.000% due 04/23/21 (Þ)	EUR	2,500	2,924	5.500% due 12/11/42 (Þ)		1,250	1,261
Xefin Lux SCA							2,278
3.913% due 06/01/19	EUR	195	214	Netherlands - 2.2%
			75,197	Angola Government International
Malaysia - 1.6%				Bond
1MDB Global Investments, Ltd.				7.000% due 08/16/19		750	740
4.400% due 03/09/23		6,500	5,507	AP NMT Acquisition BV 1st Lien
Malaysia Government Bond				Term Loan
Series 0111				6.750% due 08/13/21		992	984
4.160% due 07/15/21	MYR	15,810	4,189	Carlson Wagonlit BV
Series 0902				Series REGS
4.378% due 11/29/19	MYR	3,490	936	7.500% due 06/15/19	EUR	765	886
Malaysia Government				Darling Global Finance BV
International Bond				4.750% due 05/30/22	EUR	2,310	2,479
Series 0114				EMATUM Via Mozambique
4.181% due 07/15/24	MYR	4,920	1,284	EMATUM Finance 2020 BV
Series 0310				Series REGS
4.498% due 04/15/30	MYR	11,760	3,130	6.305% due 09/11/20		1,200	1,068
Series 0314				Grupo Antolin Dutch BV
4.048% due 09/30/21	MYR	17,000	4,440	4.750% due 04/01/21 (Þ)	EUR	475	533
Series 0414				5.125% due 06/30/22 (Þ)	EUR	465	527
3.654% due 10/31/19	MYR	37,830	9,874	Series REGS
			29,360	4.750% due 04/01/21	EUR	1,830	2,055
Mexico - 3.2%				Interxion Holdings NV
America Movil SAB de CV				6.000% due 07/15/20	EUR	2,490	2,915
6.000% due 06/09/19	MXN	5,210	325	LGE HoldCo VI B.V.
Mexican Bonos				7.125% due 05/15/24	EUR	100	121
Series M 10				Lukoil International Finance BV
8.500% due 12/13/18	MXN	35,000	2,410	3.416% due 04/24/18 (Þ)		500	481
Series M 30				Series REGS
10.000% due 11/20/36	MXN	98,901	8,514	6.125% due 11/09/20		1,000	1,015
Series M				Majapahit Holding BV
6.500% due 06/10/21	MXN	22,104	1,431	7.875% due 06/29/37		1,500	1,725
7.750% due 05/29/31	MXN	50,220	3,511	Marfrig Holdings (Europe) BV
7.750% due 11/13/42	MXN	39,590	2,781	6.875% due 06/24/19		2,000	1,840
Mexican Bonos de Desarrollo				OI European Group BV
Bond				4.875% due 03/31/21	EUR	2,845	3,345
5.000% due 12/11/19	MXN	206,197	12,659	Petrobras Global Finance BV
10.000% due 12/05/24	MXN	80,394	6,395	4.375% due 05/20/23		2,000	1,678
Mexican Udibonos				6.875% due 01/20/40		2,728	2,319
Series S				7.250% due 03/17/44		329	289
4.000% due 11/15/40	MXN	5,285	350	Playa Resorts Holding BV 1st
Mexico Government International				Lien Term Loan B
Bond				4.000% due 08/09/19		1,990	1,987
4.750% due 03/08/44		1,000	970	PortAventura Entertainment
5.550% due 01/21/45		6,000	6,480	Barcelona BV
5.750% due 10/12/10		9,000	9,023	5.612% due 12/01/19 (Ê)(Þ)	EUR	370	406

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 125

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.250% due 12/01/20 (Þ)	EUR	330	377	Series REGS
Series REGS				6.950% due 08/12/31	PEN	3,470	1,070
7.250% due 12/01/20	EUR	2,060	2,354				7,904
Schaeffler Holding Finance BV				Philippines - 0.4%
6.875% due 08/15/18 (Þ)	EUR	1,370	1,557	Philippine Government
5.750% due 11/15/21 (Þ)	EUR	1,300	1,528	International Bond
Series REGS				4.950% due 01/15/21	PHP	42,000	962
6.875% due 08/15/18	EUR	150	171	9.500% due 02/02/30		4,000	6,520
5.750% due 11/15/21	EUR	2,450	2,879	6.250% due 01/14/36	PHP	30,000	749
UPC Holding BV							8,231
6.750% due 03/15/23	EUR	1,285	1,545	Poland - 1.8%
VimpelCom Holdings BV				Poland Government Bond
7.504% due 03/01/22 (Þ)		299	301	Series 0418
Ziggo Bond Finance BV				3.750% due 04/25/18	PLN	4,200	1,165
4.625% due 01/15/25 (Þ)	EUR	1,580	1,709	Poland Government International
Series REGS				Bond
4.625% due 01/15/25	EUR	705	763	3.000% due 03/17/23		2,000	1,987
			40,577	4.000% due 01/22/24		8,400	8,874
Nigeria - 0.1%				Series 0725
Nigeria Government Bond				3.250% due 07/25/25	PLN	20,820	5,670
Series 10YR				Series 0922
6.750% due 01/28/21		1,000	1,014	5.750% due 09/23/22	PLN	31,595	10,009
16.390% due 01/27/22	NGN	99,600	532	Series 1019
Nigeria Government International				5.500% due 10/25/19	PLN	18,045	5,399
Bond							33,104
Series REGS				Romania - 0.6%
14.200% due 03/14/24	NGN	86,830	422	Romania Government Bond
			1,968	4.750% due 08/29/16	RON	5,460	1,407
Norway - 0.2%				Series 05YR
EWOS Holding AS				5.900% due 07/26/17	RON	10,650	2,862
6.750% due 11/01/20 (Þ)	EUR	1,080	1,180	Romania Government
Series REGS				International Bond
6.750% due 11/01/20	EUR	1,375	1,503	Series 10YR
			2,683	5.950% due 06/11/21	RON	12,240	3,482
Pakistan - 0.7%				Series REGS
Pakistan Government				6.750% due 02/07/22		3,000	3,540
International Bond							11,291
8.250% due 04/15/24 (Þ)		6,500	6,939	Russia - 1.1%
Series REGS				Russia Government Bond
7.875% due 03/31/36		6,000	5,731	Series 2001
			12,670	2.500% due 08/16/23	RUB	51,000	781
Panama - 0.6%				Russian Federation International
Panama Government				Bond
International Bond				Series REGS
7.125% due 01/29/26		1,500	1,909	7.850% due 03/10/18	RUB	25,000	379
9.375% due 04/01/29		4,500	6,739	4.875% due 09/16/23		2,000	1,945
6.700% due 01/26/36		1,500	1,875	7.500% due 03/31/30		938	1,097
			10,523	Russian Government Bond - OFZ
				Series 6208
Paraguay - 0.3%				7.500% due 02/27/19	RUB	356,250	5,246
Paraguay Government
International Bond				Series 6209
4.625% due 01/25/23 (Þ)		624	630	7.600% due 07/20/22	RUB	45,000	624
6.100% due 08/11/44 (Þ)		4,551	4,722	Series 6210
				6.800% due 12/11/19	RUB	17,678	249
			5,352
Peru - 0.4%				7.000% Series 6211 due 01/25/23	RUB	366,430	4,877
Peruvian Government
International Bond				Series 6212
8.750% due 11/21/33		3,000	4,523	7.050% due 01/19/28	RUB	247,860	3,087
6.900% due 08/12/37	PEN	7,610	2,311	Series 6215
				7.000% due 08/16/23	RUB	142,000	1,865
							20,150
				Serbia - 0.4%

See accompanying notes which are an integral part of this quarterly report.

126 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Serbia Government International				Series 5YR
Bond				9.000% due 03/08/17	TRY	5,995	2,141
Series REGS				Turkey Government International
5.875% due 12/03/18		1,400	1,473	Bond
7.250% due 09/28/21		5,000	5,625	10.400% due 03/27/19	TRY	24,730	9,138
			7,098	7.500% due 11/07/19		1,000	1,148
Slovenia - 0.2%				7.000% due 06/05/20		4,000	4,537
Slovenia Government				7.375% due 02/05/25		1,200	1,428
International Bond				8.000% due 03/12/25	TRY	17,060	5,609
5.250% due 02/18/24 (Þ)		3,500	3,857	6.750% due 05/30/40		1,000	1,140
Series REGS				6.625% due 02/17/45		4,000	4,568
5.850% due 05/10/23		500	572	Series 5Y
			4,429	6.300% due 02/14/18	TRY	6,270	2,099
South Africa - 2.5%							49,484
Eskom Holdings SOC Ltd.				Ukraine - 1.3%
5.750% due 01/26/21		5,800	5,635	State Export-Import Bank of
6.750% due 08/06/23		1,000	1,003	Ukraine
South Africa Government Bond				9.625% due 04/22/22		1,250	1,038
Series R186				7.509% due 02/09/23 (Å)		6,067	4,157
10.500% due 12/21/26	ZAR	9,130	840	9.750% due 01/22/25 (Å)		2,369	1,860
Series R207				Ukraine Government
7.250% due 01/15/20	ZAR	90,911	7,037	International Bond
Series R208				6.580% due 11/21/16 (Þ)		8,000	4,636
6.750% due 03/31/21	ZAR	8,510	637	Series REGS
South Africa Government				6.580% due 11/21/16		9,500	5,505
International Bond				9.250% due 07/24/17		6,750	3,968
5.875% due 09/16/25		5,000	5,563	7.800% due 11/28/22		2,250	1,317
Series 2032				Ukraine Infrastructure
8.250% due 03/31/32	ZAR	136,320	10,282	Government Bond
Series R186				Series REGS
10.500% due 12/21/26	ZAR	158,110	14,552	9.000% due 12/07/17		3,000	1,635
Series R203							24,116
8.250% due 09/15/17	ZAR	8,970	722	United Kingdom - 2.4%
Transnet SOC, Ltd.				Arqiva Broadcast Finance PLC
9.500% due 05/13/21 (Þ)	ZAR	7,700	599	9.500% due 03/31/20 (Þ)	GBP	1,270	2,184
			46,870	Series REGS
Sri Lanka - 0.5%				9.500% due 03/31/20	GBP	925	1,590
Sri Lanka Government				Ephios Bondco
International Bond				6.250% due 07/01/22 (Å)	EUR	1,050	1,175
5.875% due 07/25/22		9,600	9,516	Ephios Holdco II PLC
				8.250% due 07/01/23 (Å)	EUR	460	510
Thailand - 0.8%				Hyperion Insurance Group, Ltd.
PTT Exploration and Production				Term Loan B
Public Co., Ltd.				5.500% due 03/26/22		748	756
4.875% due 12/29/49		1,000	998	INEOS Finance PLC
Thailand Government Bond				4.000% due 05/01/23 (Þ)	EUR	3,130	3,369
3.650% due 12/17/21	THB	265,140	8,011	Iron Mountain Europe PLC
3.580% due 12/17/27	THB	26,600	784	6.125% due 09/15/22	GBP	1,400	2,263
Series ILB				Iron Mountain, Inc.
1.200% due 07/14/21	THB	24,531	673	6.125% due 09/15/22	GBP	1,015	1,641
Thailand Government				Merlin Entertainments PLC
International Bond				2.750% due 03/15/22	EUR	2,460	2,580
3.875% due 06/13/19	THB	20	1
3.850% due 12/12/25	THB	137,120	4,238	Moto Finance PLC
				6.375% due 09/01/20	GBP	1,660	2,643
			14,705	Oschadbank
Turkey - 2.7%				8.875% due 03/20/18		2,400	1,843
Export Credit Bank of Turkey				Paragon Offshore PLC
5.875% due 04/24/19 (Þ)		9,000	9,524	6.750% due 07/15/22		3,255	1,025
Turkey Government Bond				Pendragon PLC
7.100% due 03/08/23	TRY	23,950	7,545	6.875% due 05/01/20	GBP	2,640	4,350
8.800% due 09/27/23	TRY	1,743	607	Priory Group No. 3 PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 127

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series REGS				6.000% due 04/02/22	741	743
7.000% due 02/15/18	GBP	490	789	American Airlines, Inc. Term
R&R Ice Cream PLC				Loan
5.500% due 05/15/20	GBP	1,050	1,685	3.250% due 06/26/20	987	981
R&R Pik PLC				American Builders & Contractors
9.250% due 05/15/18 (Þ)	EUR	1,125	1,249	Supply Co., Inc.
Stretford 79 PLC				5.625% due 04/15/21 (Þ)	4,000	4,080
6.250% due 07/15/21	GBP	1,255	1,698	American Pacific Corp. 1st Lien
				Term Loan B
TA Manufacturing, Ltd.				7.000% due 02/27/19 (Ê)	988	992
3.625% due 04/15/23 (Þ)	EUR	1,665	1,776
				American Tire Distributors, Inc.
Tullow Oil PLC				10.250% due 03/01/22 (Þ)	3,130	3,263
6.000% due 11/01/20 (Þ)		1,600	1,312	AmeriGas Finance LLC /
Virgin Media Finance PLC				AmeriGas Finance Corp.
4.875% due 02/15/22		1,000	928	7.000% due 05/20/22	3,240	3,446
7.000% due 04/15/23 (Þ)	GBP	1,200	1,996	Amsurg Corp.
Series REGS				5.625% due 11/30/20	1,000	1,030
7.000% due 04/15/23	GBP	1,740	2,894	5.625% due 07/15/22	1,435	1,476
Virgin Media Investment
Holdings, Ltd. Term Loan F				Ancestry.com Holdings LLC
3.500% due 06/07/23		842	838	9.625% due 10/15/18 (Þ)	3,010	3,089
				Ancestry.com, Inc.
Vougeot Bidco PLC				11.000% due 12/15/20	3,600	4,086
7.875% due 07/15/20 (Þ)	GBP	160	266
				Ancestry.com, Inc. Term Loan B2
Series REGS				4.000% due 05/15/18 (Ê)	929	927
7.875% due 07/15/20	GBP	1,750	2,913	AP Gaming I LLC 1st Lien Term
			44,273	Loan B
United States - 35.0%				9.250% due 12/20/20 (Ê)	499	495
99 Cents Only Stores LLC				Apex Tool Group LLC
11.000% due 12/15/19		960	787	7.000% due 02/01/21 (Þ)	2,855	2,555
ABG Intermediate Holdings 2,				Arctic Glacier USA, Inc.
LLC 1st Lien Term Loan				Covenant-Lite Term Loan
5.500% due 05/27/21		1,317	1,314	6.000% due 05/13/19 (Ê)	1,234	1,228
ABG Intermediate Holdings 2,				AssuredPartners Capital, Inc. 1st
LLC 2nd Lien Term Loan				Lien Term Loan B
9.500% due 05/27/22		500	503	5.000% due 04/02/21	2,485	2,485
Ability Network, Inc. 1st Lien				AssuredPartners Capital, Inc.
Term Loan				Covenant-Lite 2nd Lien Term
6.000% due 05/14/21 (Ê)		2,757	2,755	Loan
Academy, Ltd. Term Loan B				7.750% due 04/02/22 (Ê)	2,098	2,098
5.000% due 02/06/22		1,000	1,004	Asurion LLC Covenenat-Lite
Acadia Healthcare Co., Inc.				Term Loan B2
5.625% due 02/15/23 (Þ)		320	325	4.250% due 07/08/20 (Ê)	985	982
ACCO Brands Corp.				Avaya, Inc. Term Loan B7
6.750% due 04/30/20		3,290	3,487	6.250% due 04/16/20	997	947
ADT Corp.				Axalta Coating Systems US
5.250% due 03/15/20		410	424	Holdings, Inc. / Axalta Coating
6.250% due 10/15/21		2,000	2,120	Systems Dutch Holding B
AECOM				5.750% due 02/01/21 (Þ)	730	842
5.750% due 10/15/22 (Þ)		2,110	2,142	Series REGS
AF Borrower LLC 2nd Lien Term				5.750% due 02/01/21	2,895	3,338
Loan				Belden, Inc.
10.000% due 12/02/22		4,270	4,263	5.500% due 04/15/23	1,475	1,658
Affinion Group, Inc. Term Loan B				5.500% due 04/15/23 (Þ)	755	848
6.750% due 04/30/18 (Ê)		963	912	Berlin Packaging LLC 2nd Lien
Albertson's Holdings LLC				Term Loan
Covenant-Lite Term Loan B4				7.750% due 10/01/22 (Ê)	2,450	2,462
5.500% due 08/25/21 (Ê)		1,496	1,500	Bill Barrett Corp.
Ally Financial, Inc.				7.625% due 10/01/19	810	727
4.125% due 02/13/22		355	350	BioScrip, Inc. Covenant-Lite 1st
4.625% due 05/19/22		2,400	2,394	Lien Term Loan B
Alphabet Holding Co., Inc.				6.500% due 07/31/20 (Ê)	2,419	2,395
7.750% due 11/01/17		2,695	2,698	BioScrip, Inc. Covenant-Lite
Alvogen Pharmaceutical US, Inc.				Term Loan
Term Loan				6.500% due 07/31/20 (Ê)	1,451	1,437

See accompanying notes which are an integral part of this quarterly report.

128 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Blue Coat Holdings, Inc.			Cequel Communications Holdings
8.375% due 06/01/23 (Å)	250	256	I LLC
BMC Software Finance, Inc. Term			5.125% due 12/15/21	2,450	2,275
Loan			Charming Charlie, Inc. Term
5.000% due 09/10/20 (Ê)	950	867	Loan B
Brazil Loan Trust 1			9.000% due 12/24/19 (Ê)	185	184
5.477% due 07/24/23 (Þ)	2,068	2,017	Checkout Holding Corp.
BreitBurn Energy Partners, LP /			Covenant-Lite 1st Lien Term
BreitBurn Finance Corp.			Loan B
8.625% due 10/15/20	540	410	4.500% due 04/09/21 (Ê)	1,980	1,688
7.875% due 04/15/22	5,040	3,478	Checkout Holding Corp.
Brickman Group, Ltd. LLC Term			Covenant-Lite 2nd Lien Term
Loan			Loan
4.000% due 12/18/20 (Ê)	1,990	1,983	7.750% due 04/09/22 (Ê)	750	538
Building Materials Corp. of			Chelsea Petroleum Products Term
America			Loan B
5.375% due 11/15/24 (Þ)	2,560	2,566	1.000% due 07/07/22 (v)	600	598
BWAY Holding Co. Covenant-Lite			Chrysler Group LLC 1st Lien
Term Loan B			Term Loan B
5.500% due 08/14/20 (Ê)	1,238	1,241	3.250% due 12/31/18 (Ê)	1,486	1,483
Cablevision Systems Corp.			CHS/Community Health Systems,
5.875% due 09/15/22	890	843	Inc.
Caesars Entertainment Corp. 1st			6.875% due 02/01/22	3,925	4,200
Lien Term Loan B			1st Lien Term Loan F
7.000% due 10/11/20 (Ê)	1,972	1,842	3.534% due 12/31/18	998	999
Caesars Entertainment Operating			1st Lien Term Loan G
Co., Inc.			3.750% due 12/31/19	785	786
11.250% due 06/01/17 (Å)	7,485	6,175	1st Lien Term Loan H
Caesars Entertainment Operating			4.000% due 01/27/21	1,445	1,451
Co., Inc. Term Loan B4			Cincinnati Bell, Inc. 1st Lien
1.500% due 10/31/16 (Ê)	289	257	Term Loan B
California Resources Corp.			4.000% due 09/10/20 (Ê)	1,241	1,239
5.500% due 09/15/21	2,285	1,885	CITGO Petroleum Corp.
Calpine Construction Finance			6.250% due 08/15/22 (Þ)	2,015	1,975
Co., LP Covenant-Lite 1st Lien			Clear Channel Worldwide
Term Loan B2			Holdings, Inc.
3.250% due 01/31/22 (Ê)	2,970	2,940	6.500% due 11/15/22	5,070	5,209
Calpine Corp.			Series A
5.375% due 01/15/23	850	831	7.625% due 03/15/20	3,690	3,824
5.500% due 02/01/24	2,580	2,503	Cleaver-Brooks, Inc.
Camping World, Inc. Covenant-			8.750% due 12/15/19 (Þ)	1,030	979
Lite 1st Lien Term Loan B			Cliffs Natural Resources, Inc.
5.250% due 02/20/20 (Ê)	2,430	2,440	8.250% due 03/31/20 (Þ)	1,740	1,579
Carlson Travel Holdings, Inc.			Commercial Barge Line Co. 2nd
7.500% due 08/15/19 (Þ)	3,145	3,184	Lien Term Loan
Carrizo Oil & Gas, Inc.			10.750% due 03/22/20 (Ê)	1,000	1,015
6.250% due 04/15/23	585	561	CommScope Holding Co., Inc.
CCO Holdings LLC / CCO			6.625% due 06/01/20 (Þ)	2,885	3,000
Holdings Capital Corp.			CommScope, Inc.
5.125% due 05/01/23 (Þ)	2,170	2,148	5.000% due 06/15/21 (Å)	1,410	1,392
Celanese US Holdings LLC			Communication Sales & Leasing
3.250% due 10/15/19	2,070	2,330	Term Loan B
Cemex Finance LLC			5.000% due 09/30/22	1,500	1,453
9.375% due 10/12/22 (Þ)	1,000	1,118	Connolly Corp. Covenant-Lite
Cengage Learning Acquisitions,			2nd Lien Term Loan
Inc. Covenant-Lite 1st Lien			8.000% due 06/30/22 (Ê)	5,970	6,000
Term Loan			Constellis Holdings LLC /
7.000% due 03/31/20 (Ê)	3,206	3,214	Constellis Finance Corp.
Central Garden & Pet Co.			9.750% due 05/15/20 (Å)	500	478
8.250% due 03/01/18	1,289	1,317	Continental Building Products
Century Aluminum Co.			Operating Co. LLC 1st Lien
7.500% due 06/01/21 (Þ)	8,215	8,174	Term Loan
CenturyLink, Inc.			4.000% due 08/28/20 (Ê)	1,886	1,881
5.625% due 04/01/25 (Þ)	1,275	1,165

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 129

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ConvergeOne Holdings Corp.			EnergySolutions LLC Term Loan
Covenant-Lite 1st Lien Term			6.750% due 05/29/20 (Ê)	1,407	1,410
Loan			Envision Healthcare Corp.
6.000% due 06/17/20 (Ê)	248	247	5.125% due 07/01/22 (Þ)	2,705	2,732
CPI Buyer LLC Covenant-Lite			ExamWorks Group, Inc.
2nd Lien Term Loan			5.625% due 04/15/23	1,530	1,570
8.500% due 08/18/22 (Ê)	3,150	3,103	Extreme Reach, Inc. 1st Lien
CPM Holdings, Inc. 2nd Lien			Term Loan B
Term Loan			6.750% due 02/07/20	1,551	1,547
10.250% due 02/12/22 (Å)	3,980	3,980	FCA US LLC 1st Lien Term
Creative Artists Agency LLC			Loan B
Covenant-Lite Term Loan B			3.500% due 05/24/17 (Ê)	738	738
5.500% due 12/17/21 (Ê)	1,244	1,257	Fieldwood Energy LLC 2nd Lien
Crowne Group LLC 1st Lien Term			Term Loan
Loan			8.375% due 09/30/20	2,335	1,265
6.000% due 09/29/20	496	493	First Data Corp.
CSC Holdings LLC			8.250% due 01/15/21 (Þ)	3,080	3,261
6.750% due 11/15/21	300	311	First Quality Finance Co., Inc.
DaVita HealthCare Partners, Inc.			4.625% due 05/15/21 (Þ)	1,410	1,340
5.000% due 05/01/25	2,715	2,684	Fitness International LLC
DBP Holding Corp.			Covenant-Lite Term Loan B
7.750% due 10/15/20 (Þ)	3,040	2,402	5.500% due 07/01/20 (Ê)	743	711
Dell International LLC Term			Foresight Energy LLC / Foresight
Loan B2			Energy Finance Corp.
4.000% due 04/29/20	1,247	1,246	7.875% due 08/15/21 (Þ)	12,220	9,593
Delta 2 Lux Sarl Covenant-Lite			FPC Holdings, Inc. 1st Lien Term
Term Loan B3			Loan
4.750% due 07/31/21	1,250	1,247	5.250% due 11/19/19 (Ê)	988	975
Denbury Resources, Inc.			FPC Holdings, Inc. 2nd Lien
6.375% due 08/15/21	1,130	949	Term Loan
5.500% due 05/01/22	965	765	9.250% due 05/19/20 (Å)	2,000	1,925
Dialysis Newco, Inc. 2nd Lien			Frontier Communications Corp.
Term Loan			7.625% due 04/15/24	1,340	1,219
7.750% due 10/25/21 (Ê)	3,833	3,852	GENEX Holdings, Inc. 1st Lien
DISH DBS Corp.			Term Loan
5.875% due 07/15/22	1,410	1,403	5.250% due 05/28/21 (Ê)	1,487	1,487
Dollar Tree, Inc. 1st Lien Term			GENEX Holdings, Inc. 2nd Lien
Loan B1			Term Loan
3.500% due 03/09/22 (Ê)	1,253	1,256	8.750% due 05/30/22 (Ê)	250	245
Dynegy, Inc.			Getty Images, Inc. Covenant-Lite
6.750% due 11/01/19 (Þ)	2,200	2,271	Term Loan B
5.875% due 06/01/23	895	857	4.750% due 10/18/19 (Ê)	1,489	1,053
7.625% due 11/01/24 (Þ)	535	552	Gibson Brands, Inc.
Educational Management Corp.			8.875% due 08/01/18 (Þ)	1,480	1,454
Term Loan B			GOBP Holdings, Inc. Covenant-
8.500% due 07/02/20	275	153	Lite Term Loan B
Emerald 3, Ltd. 2nd Lien Term			4.750% due 10/21/21 (Ê)	995	995
Loan			Goodyear Tire & Rubber Co.
8.000% due 05/09/22	800	798	(The)
Emerald Performance Materials,			6.500% due 03/01/21	1,855	1,964
LLC Covenant-Lite 2nd Lien			Gray Television, Inc. Term Loan
Term Loan			B
7.750% due 08/01/22 (Ê)	250	248	3.750% due 06/13/21 (Ê)	893	894
			GTCR Valor Cos., Inc. 1st Lien
Emerald US, Inc. Term Loan B1
5.000% due 05/09/21	1,000	995	Term Loan
			6.000% due 05/30/21 (Ê)	991	987
Endo Finance LLC
5.750% due 01/15/22 (Þ)	1,520	1,566	Gulfport Energy Corp.
			6.625% due 05/01/23 (Þ)	1,875	1,875
5.375% due 01/15/23 (Å)	1,010	1,021	H&E Equipment Services, Inc.
Endo, Ltd.			7.000% due 09/01/22	390	388
6.000% due 07/15/23	2,345	2,439	Harland Clarke Holdings Corp.
Energizer Holdings, Inc.			Covenant-Lite Term Loan B4
5.500% due 06/15/25 (Þ)	2,070	2,023	6.000% due 08/04/19 (Ê)	1,933	1,935
Energy XXI Gulf Coast, Inc.
11.000% due 03/15/20 (Þ)	1,755	1,325

See accompanying notes which are an integral part of this quarterly report.

130 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hawaiian Telcom			La Quinta Intermediate Holdings
Communications, Inc. Term			LLC Covenant-Lite Term
Loan B			Loan B
5.000% due 06/06/19 (Ê)	1,244	1,246	4.000% due 04/14/21 (Ê)	677	678
HCA Holdings, Inc.			Laredo Petroleum, Inc.
6.250% due 02/15/21	2,045	2,239	5.625% due 01/15/22	1,530	1,473
HCA, Inc.			6.250% due 03/15/23	295	293
5.375% due 02/01/25	3,555	3,635	Lattice Semiconductor Corp. 1st
Heartland Dental Care LLC			Lien Term Loan B
Covenant-Lite 2nd Lien Term			5.250% due 03/04/21	1,496	1,489
Loan			Legacy Reserves, LP / Legacy
9.750% due 06/21/19 (Ê)	2,200	2,208	Reserves Finance Corp.
HGIM Corp. Covenant-Lite Term			6.625% due 12/01/21	3,290	2,550
Loan B			Level 3 Financing, Inc.
5.500% due 06/18/20 (Ê)	741	569	6.125% due 01/15/21	650	682
Hologic, Inc.			5.375% due 08/15/22	2,120	2,141
5.250% due 07/15/22	1,425	1,471	5.125% due 05/01/23 (Þ)	2,215	2,154
Horizon Pharmaceutical			Level 3 Financing, Inc. Term
Holdings, Inc. Covenant-Lite			Loan B2
Term Loan B			3.500% due 05/04/22	1,000	997
4.500% due 04/22/21	1,500	1,506	Linn Energy LLC / Linn Energy
HRG Group, Inc.			Finance Corp.
7.875% due 07/15/19	1,387	1,466	6.500% due 05/15/19	1,645	1,012
7.750% due 01/15/22	11,663	11,488	6.250% due 11/01/19	920	557
7.750% due 01/15/22 (Þ)	680	670	Lonestar Resources America, Inc.
HUB International, Ltd.			8.750% due 04/15/19 (Å)	1,010	752
7.875% due 10/01/21 (Þ)	2,945	3,007	LTS Buyer LLC 2nd Lien Term
IMS Health, Inc.			Loan
4.125% due 04/01/23 (Þ)	2,500	2,659	8.000% due 04/01/21 (Ê)	1,510	1,499
			M/A-COM Technology Solutions
Inmar, Inc. 1st Lien Term Loan			Holdings, Inc. Term Loan
4.250% due 01/27/21 (Ê)	990	978	4.500% due 05/08/21	631	632
Interactive Data Corp. Term Loan			MacDermid, Inc. 1st Lien Term
4.750% due 05/02/21 (Ê)	1,485	1,490	Loan B2
Intrawest Operations Group, LLC			4.750% due 06/07/20	1,990	1,998
Term Loan
4.750% due 12/09/20	1,965	1,976	MCC Iowa LLC Term Loan H
Intrepid Aviation Group			3.250% due 01/29/21 (Ê)	1,492	1,484
Holdings, Inc.			Meccanica Holdings USA, Inc.
6.875% due 02/15/19	2,285	2,131	6.250% due 07/15/19 (Þ)	965	1,042
			Medpace Holdings, Inc. 1st Lien
IPC Corp. 2nd Lien Term Loan			Term Loan B
10.500% due 02/06/22	500	474
J Crew Group, Inc. Covenant-Lite			4.750% due 04/01/21	830	834
			Memorial Production Partners, LP
Term Loan B			/ Memorial Production Finance
4.000% due 03/05/21 (Ê)	499	413
			Corp.
Jaguar Holding Co. I			7.625% due 05/01/21	3,600	3,024
9.375% due 10/15/17 (Þ)	6,610	6,750
Jarden Corp.			6.875% due 08/01/22	3,550	2,840
3.750% due 10/01/21 (Þ)	1,845	2,084	Mercer International, Inc.
3.750% due 10/01/21	420	474	7.000% due 12/01/19	1,680	1,743
JBS USA LLC / JBS USA			7.750% due 12/01/22	1,050	1,110
Finance, Inc.			Mergermarket USA, Inc. 1st Lien
7.250% due 06/01/21 (Þ)	2,585	2,718	Term Loan
5.875% due 07/15/24	120	122	4.500% due 02/04/21 (Ê)	988	973
			Michaels Stores, Inc.
Jo-Ann Stores Holdings, Inc.			5.875% due 12/15/20 (Å)	2,615	2,746
9.750% due 10/15/19 (Þ)	2,820	2,418	Milacron LLC / Mcron Finance
Jo-Ann Stores LLC			Corp.
8.125% due 03/15/19 (Þ)	2,250	2,126	7.750% due 02/15/21 (Þ)	1,610	1,662
Kloeckner Pentablast of America,			Millennium Laboratories, Inc.
Inc.			Term Loan B
7.125% due 05/01/20 (Þ)	1,250	1,397	5.250% due 04/16/21 (Ê)	1,240	498
KLX, Inc.			Mitchell International, Inc.
5.875% due 12/01/22 (Þ)	1,020	1,025	Covenant-Lite 2nd Lien Term
			Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 131

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.500% due 10/11/21 (Ê)	500	498	Optimas OE Solutions Holding
MJ Acquisition Corp. 2nd Lien			LLC / Optimas OE Solutions,
Term Loan			Inc.
1.000% due 04/22/23 (v)	1,220	1,223	8.625% due 06/01/21 (Þ)	1,700	1,658
Mood Media Corp. Term Loan			P2 Newco Acquisition Inc.
7.000% due 05/01/19	1,733	1,688	Covenant-Lite 2nd Lien Term
MPG Holdco I, Inc. Covenant-			Loan
Lite 1st Lien Term Loan B			9.500% due 10/22/21 (Ê)	750	750
3.750% due 10/20/21 (Ê)	607	607	Party City Holdings, Inc.
MPH Acquisition Holdings LLC			8.875% due 08/01/20	780	839
6.625% due 04/01/22 (Þ)	5,490	5,682	Peabody Energy Corp.
MSC.Software Corp. 1st Lien			6.250% due 11/15/21	6,220	1,757
Term Loan			Pelican Products, Inc. Covenant-
5.000% due 05/29/20 (Ê)	1,485	1,483	Lite Term Loan
National Vision, Inc. Covenant-			5.250% due 04/11/20 (Ê)	995	991
Lite 2nd Lien Term Loan			PetSmart, Inc. Term Loan B
6.750% due 03/13/22 (Ê)	380	374	4.250% due 03/11/22	1,995	2,001
Natural Resource Partners LP			PFS Acquisition LLC 2nd Lien
9.125% due 10/01/18	2,955	2,128	Term Loan
Navient Corp.			8.250% due 01/31/22 (Ê)	7,390	5,690
5.875% due 03/25/21	3,000	2,813	PGX Holdings, Inc. Covenant-
Neiman Marcus Group, Ltd. LLC			Lite 1st Lien Term Loan
8.750% due 10/15/21 (Þ)	1,835	1,968	5.750% due 09/29/20 (Ê)	482	483
North American Lifting Holdings,			PharMEDium Healthcare Corp.
Inc. 1st Lien Term Loan			Covenant-Lite 2nd Lien Term
5.500% due 11/27/20	985	947	Loan
North American Lifting Holdings,			7.750% due 01/28/22 (Å)(Ê)	2,770	2,773
Inc. Covenant-Lite 2nd Lien			PHI, Inc.
Term Loan			5.250% due 03/15/19	1,850	1,679
10.000% due 11/27/21 (Ê)	250	228	Pilgrim's Pride Corp.
North Atlantic Trading Co., Inc.			5.750% due 03/15/25 (Þ)	1,545	1,580
1st Lien Term Loan B			Pilot Travel Centers LLC Term
7.750% due 01/13/20 (Ê)	2,391	2,364	Loan B
8.750% due 01/13/20 (Ê)	279	276	4.250% due 10/03/21 (Ê)	2,228	2,250
Novitex Acquisition Term Loan			Pipeline Supply and Service LLC
B2			Term Loan B
7.500% due 07/07/20 (Ê)	248	233	5.500% due 01/28/20	494	405
NRG Energy, Inc.			Pittsburgh Glass Works LLC
6.250% due 07/15/22	1,500	1,504	8.000% due 11/15/18 (Þ)	1,395	1,461
6.625% due 03/15/23	2,440	2,477	Plastipak Holdings, Inc.
NTELOS, Inc. Term Loan B			6.500% due 10/01/21 (Þ)	1,180	1,186
5.750% due 11/09/19 (Ê)	987	883	Portillo's Holdings, LLC
Nuance Communications, Inc.			Covenant-Lite 1st Lien Term
5.375% due 08/15/20 (Þ)	3,950	4,009	Loan
Numericable US LLC 1st Lien			4.750% due 08/01/21 (Ê)	744	746
Term Loan B1			Portillo's Holdings, LLC
4.500% due 05/21/20 (Ê)	600	601	Covenant-Lite 2nd Lien Term
Numericable US LLC 1st Lien			Loan
Term Loan B2			8.000% due 08/01/22 (Ê)	250	248
4.500% due 05/21/20 (Ê)	519	520	Post Holdings, Inc.
NVA Holdings, Inc. 2nd Lien			6.000% due 12/15/22	1,815	1,761
Term Loan			Post Holdings, Inc. Term Loan
8.000% due 08/14/22	250	250	3.750% due 06/02/21 (Ê)	499	498
Oasis Petroleum, Inc.			PowerTeam Services, LLC
6.875% due 01/15/23	1,920	1,738	Covenant-Lite 2nd Lien Term
Ocwen Loan Servicing LLC Term			Loan
Loan B			8.250% due 11/06/20 (Ê)	500	493
5.000% due 02/15/18 (Ê)	2,239	2,236	Preferred Proppants LLC Term
Opal Acquisition, Inc.			Loan
8.875% due 12/15/21 (Þ)	3,110	3,094	6.750% due 08/12/20	496	379
Optima Specialty Steel, Inc.			Premier Foods Finance PLC
12.500% due 12/15/16 (Þ)	2,030	2,015	6.500% due 03/15/21	950	1,400
12.000% due 12/30/16 (Å)	3,700	3,700	Pre-Paid Legal Services, Inc. 2nd
			Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

132 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
10.250% due 07/01/20 (Ê)	500	500	Sage Products Holdings III LLC
Prime Security Services Borrower			Covenant-Lite 1st Lien Term
LLC 1st Lien Term Loan			Loan B
5.000% due 06/16/21	500	501	5.000% due 12/13/19 (Ê)	1,169	1,172
PSPC Escrow Corp.			Scientific Games International,
6.000% due 02/01/23 (Þ)	810	904	Inc.
6.000% due 02/01/23	1,495	1,669	6.250% due 09/01/20	3,780	3,009
Qualitytech, LP / QTS Finance			7.000% due 01/01/22 (Þ)	1,700	1,762
Corp.			Scientific Games International,
5.875% due 08/01/22	1,890	1,918	Inc. Covenant-Lite Term Loan
Range Resources Corp.			B1
4.875% due 05/15/25 (Þ)	1,875	1,800	6.000% due 10/18/20 (Ê)	2,216	2,225
RCN Telecom Services LLC /			Scientific Games International,
RCN Capital Corp.			Inc. Term Loan B2
8.500% due 08/15/20 (Þ)	3,996	4,176	6.000% due 10/01/21 (Ê)	498	499
Real Alloy Holding, Inc.			Sealed Air Corp.
10.000% due 01/15/19 (Þ)	5,080	5,067	4.500% due 09/15/23	1,775	2,037
Renaissance Learning, Inc. Term			Seaworld Parks & Entertainment,
Loan			Inc. Term Loan B3
4.500% due 04/09/21 (Ê)	988	979	4.000% due 05/14/20	499	497
Rent-A-Center, Inc.			Sequa Corp.
6.625% due 11/15/20	2,485	2,457	7.000% due 12/15/17 (Þ)	2,095	1,435
4.750% due 05/01/21	370	324	Shale-Inland Holdings LLC /
RentPath, Inc. Covenant-Lite 1st			Shale-Inland Finance Corp.
Lien Term Loan			8.750% due 11/15/19 (Þ)	2,030	1,502
6.250% due 12/17/21 (Ê)	1,990	1,993	Signode Industrial Group US, Inc.
Rex Energy Corp.			Covenant-Lite 1st Lien Term
8.875% due 12/01/20	160	130	Loan B
6.250% due 08/01/22	2,340	1,638	3.750% due 05/01/21 (Ê)	1,156	1,150
Reynolds Group Issuer, Inc. /			Simmons Foods, Inc.
Reynolds Group Issuer LLC			7.875% due 10/01/21 (Å)	460	423
5.750% due 10/15/20	2,065	2,137	Sinclair Television Group, Inc.
6.875% due 02/15/21	5	5	5.375% due 04/01/21	465	473
8.250% due 02/15/21	1,000	1,038	6.375% due 11/01/21	665	693
RHP Hotel Properties LP Term			SIRVA Worldwide, Inc. Term
Loan B			Loan
3.500% due 01/15/21 (Ê)	1,131	1,133	7.500% due 03/27/19 (Ê)	1,907	1,907
Rite Aid Corp.			Six Flags Entertainment Corp.
6.125% due 04/01/23 (Þ)	3,095	3,215	5.250% due 01/15/21 (Þ)	3,310	3,409
Riverbed Technology, Inc. Term			SkillSoft Corp. Covenant-Lite 2nd
Loan B			Lien Term Loan
6.000% due 04/24/22	1,995	2,017	9.250% due 04/22/22	4,545	4,155
Roundy's Supermarkets, Inc.			Sophia Holding Finance, LP /
Covenant-Lite 1st Lien Term			Sophia Holding Finance, Inc.
Loan B			9.625% due 12/01/18 (Þ)	410	414
5.750% due 03/03/21 (Ê)	967	899	SourceHOV LLC 1st Lien Term
Rovi Solutions Corp. Syndicated			Loan B
Loans Covenant-Lite Term			7.750% due 10/31/19 (Ê)	988	904
Loan B			Spectrum Brands, Inc. Term Loan
3.750% due 07/02/21 (Ê)	990	964	3.750% due 06/09/22	966	968
RP Crown Parent LLC Term Loan			Sprint Communications, Inc.
6.000% due 12/21/18	985	949	6.000% due 11/15/22	1,335	1,173
RPI Finance Trust Term Loan B4			Sprint Corp.
3.500% due 11/09/20 (Ê)	995	996	7.250% due 09/15/21	2,785	2,663
RR Donnelley & Sons Co.			7.625% due 02/15/25	1,350	1,252
6.000% due 04/01/24	1,700	1,717	Staples, Inc. Term Loan B
Ryerson, Inc. / Joseph T Ryerson			1.000% due 04/24/21 (Ê)(v)	1,500	1,499
& Son, Inc.			Steak N' Shake Operations, Inc.
9.000% due 10/15/17	2,920	2,884	Term Loan
Sabine Pass Liquefaction LLC			4.750% due 03/19/21 (Ê)	741	737
5.625% due 02/01/21	3,467	3,536	Stena International SA Covenant-
5.625% due 04/15/23	145	144	Lite Term Loan B
5.625% due 03/01/25 (Þ)	345	340	4.000% due 03/03/21	1,481	1,374

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 133

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SterlingBackcheck, Inc. 2nd Lien			3.750% due 12/27/20	1,000	1,001
Term Loan			Tronox Finance LLC
1.000% due 06/08/23 (v)	3,960	3,960	6.375% due 08/15/20	1,675	1,374
Stone Energy Corp.			7.500% due 03/15/22 (Þ)	1,495	1,226
7.500% due 11/15/22	1,395	1,102	TWCC Holding Corp. Covenant-
Suburban Propane Partners, LP			Lite 2nd Lien Term Loan
/ Suburban Energy Finance			7.000% due 06/26/20 (Ê)	1,000	931
Corp.			U.S. Renal Care, Inc. Covenant-
7.375% due 08/01/21	1,440	1,544	Lite 2nd Lien Term Loan
5.750% due 03/01/25	1,555	1,551	8.500% due 01/03/20 (Ê)	1,100	1,112
Summit Materials Co.			United Airlines, Inc. Term Loan B
6.125% due 07/15/23	2,795	2,774	3.250% due 04/01/19 (Ê)	1,990	1,985
SunCoke Energy Partners, LP			United Rentals NA, Inc.
/ SunCoke Energy Partners			7.625% due 04/15/22	1,645	1,787
Finance Corp.			United States Treasury Notes
7.375% due 02/01/20 (Å)	760	745	2.250% due 11/15/24	1,500	1,507
7.375% due 02/01/20 (Þ)	2,735	2,680	Univision Communications, Inc.
Sungard Availability Services			5.125% due 05/15/23 (Þ)	2,640	2,647
Capital, Inc. Covenant-Lite 1st			US Foods, Inc.
Lien Term Loan B			8.500% due 06/30/19	11,970	12,479
6.000% due 03/31/19 (Ê)	1,324	1,198	UTEX Industries, Inc. Covenant-
Surgical Care Affiliates, Inc.			Lite 1st Lien Term Loan B
6.000% due 04/01/23 (Þ)	1,920	1,949	5.000% due 05/22/21 (Ê)	1,188	1,099
TCH-2 Holdings LLC Covenant-			UTEX Industries, Inc. Covenant-
Lite 1st Lien Term Loan			Lite 2nd Lien Term Loan B
5.500% due 05/12/21 (Ê)	1,391	1,381	8.250% due 05/22/22 (Ê)	1,910	1,604
TCH-2 Holdings LLC Covenant-			Utility Services Associates, Inc.
Lite 2nd Lien Term Loan			1st Lien Term Loan B
8.750% due 11/12/21 (Ê)	500	494	6.750% due 10/18/19 (Ê)	746	747
Tempur Sealy International, Inc.			Valeant Pharmaceuticals
6.875% due 12/15/20	2,920	3,128	International, Inc.
Tenet Healthcare Corp.			6.750% due 08/15/21 (Þ)	1,175	1,223
4.375% due 10/01/21	3,000	3,016	Varsity Brands, Inc. 1st Lien
6.750% due 06/15/23 (Þ)	1,320	1,379	Term Loan
TerraForm Power Operating LLC			5.000% due 12/11/21	1,244	1,253
5.875% due 02/01/23 (Þ)	2,020	2,039	Verdesion Life Sciences LLC
Tesoro Logistics, LP / Tesoro			Term Loan
Logistics Finance Corp.			6.000% due 07/01/20	2,468	2,468
5.500% due 10/15/19 (Þ)	1,890	1,956	Vertellus Specialties, Inc. Term
The Active Network, Inc. 1st Lien			Loan B
Term Loan			10.500% due 10/31/19 (Ê)	372	341
5.500% due 11/15/20 (Ê)	1,237	1,227	ViaSat, Inc.
The Chemours Co.			6.875% due 06/15/20	2,475	2,617
6.125% due 05/15/23	2,380	2,373	Vince LLC 1st Lien Term Loan B
Time, Inc.			5.750% due 11/27/19	286	281
5.750% due 04/15/22 (Þ)	2,835	2,722	Virgin Media Secured Finance
			PLC
T-Mobile USA, Inc.			6.000% due 04/15/21	252	411
5.250% due 09/01/18	270	277	Visant Corp. Covenant-Lite Term
6.542% due 04/28/20	130	137	Loan
6.633% due 04/28/21	1,015	1,075	7.000% due 09/23/21 (Ê)	993	960
6.000% due 03/01/23	1,805	1,882	VWR Funding, Inc.
TMS International Corp.			4.625% due 04/15/22 (Þ)	2,475	2,623
7.625% due 10/15/21 (Þ)	2,420	2,346	Walker & Dunlop, Inc. Term
Tower Development Corp. Term			Loan B
Loan			5.250% due 12/20/20 (Ê)	1,209	1,212
6.750% due 01/02/17 (Å)	2,574	2,574	Walter Investment Management
Toys "R" Us Property Co. I LLC			Corp.
Term Loan B			7.875% due 12/15/21	1,805	1,692
6.000% due 08/21/19	1,693	1,596	Washington Inventory Service 2nd
TransDigm, Inc.			Lien Term Loan
5.500% due 10/15/20	4,280	4,274	10.250% due 06/18/19	2,600	2,535
6.000% due 07/15/22	710	708	Wayne Merger Sub LLC
Tribune Media Co. Term Loan			8.250% due 08/01/23 (Å)	3,440	3,440

See accompanying notes which are an integral part of this quarterly report.

134 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
WESCO Distribution, Inc.			United States - 0.0%
5.375% due 12/15/21	1,590	1,590	Educational Management(Æ)		4,460,190	14
West Corp.
5.375% due 07/15/22 (Þ)	2,365	2,247	Total Common Stocks
Whiting Petroleum Corp.			(cost $327)			14
6.250% due 04/01/23	1,505	1,467
William Morris Endeavor			Preferred Stocks - 0.0%
Entertainment LLC Covenant-			United States - 0.0%
Lite Term Loan			Education Management Corp.(Æ)		2,128	53
5.250% due 05/06/21 (Ê)	1,485	1,485
WMG Acquisition Corp.			Total Preferred Stocks
6.750% due 04/15/22 (Þ)	4,020	3,879
Series REGS			(cost $297)			53
6.250% due 01/15/21	2,286	2,573
World Endurance Holdings Term			Warrants & Rights - 0.0%
Loan			United States - 0.0%
5.250% due 06/26/21 (Ê)	995	994	Educational Management Corp.
Zayo Group LLC / Zayo Capital,			(Æ)
Inc.			2021 Warrants		1,564,221	—
6.000% due 04/01/23 (Þ)	6,250	6,270
Zebra Technologies Corp.			Total Warrants & Rights
7.250% due 10/15/22 (Þ)	3,440	3,767	(cost $—)			—
Zebra Technologies Corp. Term
Loan
4.750% due 10/27/21 (Ê)	3,293	3,328	Short-Term Investments - 10.4%
ZF NA Capital, Inc.			Colombia - 0.4%
4.500% due 04/29/22 (Þ)	1,735	1,709	Colombia Government
			International Bond
		644,048
Venezuela, Bolivarian Republic of - 1.4%			12.000% due 10/22/15	COP	10,303,000	3,620
Petroleos de Venezuela SA			Titulos De Tesoreria B Bonds
9.000% due 11/17/21	5,000	1,994	7.250% due 06/15/16	COP	11,571,000	4,103
6.000% due 05/16/24	13,000	4,321				7,723
5.375% due 04/12/27	15,000	4,838	Jersey - 0.1%
9.750% due 05/17/35	2,000	800	BSREP II Center Parcs Jersey
5.500% due 04/12/37	9,000	2,880	2, Ltd.
Series REGS			7.000% due 02/28/16 (Å)	GBP	1,710	2,724
5.250% due 04/12/17	4,900	2,363	Luxembourg - 0.1%
8.500% due 11/02/17	4,000	2,726	Gazprom OAO Via Gaz Capital
Venezuela Government			SA
International Bond			4.300% due 11/12/15 (Þ)		1,000	1,006
Series REGS			Mexico - 0.3%
7.000% due 12/01/18	3,000	1,230	Mexican Bonos
7.750% due 10/13/19	7,000	2,590	Series M 10
12.750% due 08/23/22	1,000	445	8.000% due 12/17/15	MXN	70,550	4,453
11.950% due 08/05/31	5,000	2,075	Mexican Udibonos
		26,262	Series S
Viet Nam - 0.1%			5.000% due 06/16/16	MXN	27,534	1,787
Vietnam Government						6,240
International Bond			Poland - 0.2%
6.750% due 01/29/20 (Þ)	1,500	1,665	Poland Government International
			Bond
Virgin Islands, British - 0.2%			Series 0716
Sinochem Overseas Capital Co.,			Zero coupon due 07/25/16	PLN	15,680	4,090
Ltd.			Ukraine - 0.3%
4.500% due 11/12/20 (Þ)	3,000	3,175	Ukraine Government
			International Bond
Total Long-Term Fixed			Series REGS
Income Investments			4.950% due 10/13/15	EUR	2,400	1,575
(cost $1,723,049)		1,615,737	6.250% due 06/17/16		5,250	3,042
						4,617
Common Stocks - 0.0%			United Kingdom - 0.3%
			Oschadbank Via SSB #1 PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
8.250% due 03/10/16	6,593		5,126
United States - 8.6%
Russell U.S. Cash Management
Fund	145,252,842	(8)	145,253
United States Treasury Bills
0.068% due 08/13/15 (ç)(~)(§)	4,000		4,000
0.010% due 09/17/15 (ç)(~)(§)	5,000		5,000
0.015% due 09/24/15 (ç)(~)(§)	900		900
0.015% due 11/12/15 (ç)(~)(§)	2,500		2,499
			157,652
Venezuela, Bolivarian Republic of - 0.1%
Venezuela Government
International Bond
5.750% due 02/26/16	2,000		1,615
Total Short-Term
Investments
(cost $194,917)			190,793

Total Investments 98.1%
(identified cost $1,918,590)			1,806,597

Other Assets and Liabilities,
Net - 1.9%			35,034
Net Assets - 100.0%			1,841,631

See accompanying notes which are an integral part of this quarterly report.

136 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
2.5%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc.		05/14/15			2,050,000		100.00	2,051	2,050
Blue Coat Holdings, Inc.		05/19/15			250,000		100.00	250	256
BSREO II Center Parcs Jersey 2, Ltd.		07/22/15	GBP		1,710,000		157.25	2,689	2,724
Caesars Entertainment Operating Co., Inc.		10/29/10			7,485,000		97.92	7,329	6,175
CommScope, Inc.		06/30/15			1,410,000		98.82	1,393	1,392
Constellis Holdings LLC / Constellis Finance Corp.		05/06/15			500,000		99.53	498	478
CPM Holdings, Inc. 2nd Lien Term Loan		04/02/15			3,980,000		97.50	3,880	3,980
Dufry Finance SCA		07/23/15	EUR		870,000		110.29	960	982
Endo Finance LLC		07/22/15			1,010,000		99.75	1,007	1,021
Ephios Bandco		07/23/15	EUR		1,050,000		108.86	1,143	1,175
Ephios Holdco II PLC		07/23/15	EUR		460,000		109.95	506	510
FPC Holdings, Inc. 2nd Lien Term Loan		05/23/13			2,000,000		98.00	1,960	1,925
Lonestar Resources America, Inc.		04/01/14			1,010,000		100.00	1,010	752
Michaels Stores, Inc.		07/07/15			2,615,000		105.18	2,751	2,746
Optima Specialty Steel, Inc.		01/20/15			3,700,000		100.00	3,700	3,700
PharMEDium Healthcare Corp. Covenant-Lite 2nd Lien Term Loan		03/25/14			2,770,000		100.99	2,798	2,773
Simmons Foods, Inc.		07/10/15			460,000		92.79	427	423
State Export-Import Bank of Ukraine		04/13/15			2,369,000		56.58	1,340	1,860
State Export-Import Bank of Ukraine		04/13/15			6,067,000		58.93	3,575	4,157
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.		07/16/15			760,000		99.73	758	745
Tower Development Corp. Term Loan		10/29/14			2,573,550		99.25	2,554	2,574
Wayne Merger Sub LLC		07/30/15			3,440,000		100.00	3,440	3,440
									45,838
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures				90	USD	19,716	09/15		60
United States 5 Year Treasury Note Futures			686		USD	82,213	09/15		435
United States 10 Year Treasury Note Futures				98	USD	12,489	09/15		203
United States Treasury Long Bond Futures			187		USD	29,160	09/15		490
United States Treasury Ultra Bond Futures				8	USD	1,276	09/15		45
Short Positions
United States 2 Year Treasury Note Futures			455		USD	99,674	09/15		(217)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									1,016

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD		969		INR	61,664	08/13/15		(6)
Bank of America	RUB	46,863			USD	815	08/13/15		56
Barclays	USD		320		BRL	1,013	08/04/15		(24)
Barclays	USD		490		BRL	1,551	08/04/15		(37)
Barclays	USD		540		BRL	1,736	08/04/15		(34)
Barclays	USD	1,252			BRL	4,253	08/04/15		(10)
Barclays	USD	1,263			BRL	4,288	08/04/15		(11)
Barclays	USD	1,900			BRL	6,448	08/04/15		(17)
Barclays	USD	2,379			BRL	7,581	08/04/15		(165)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 137

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	487	COP	1,298,928	08/13/15	(36)
Barclays	USD	504	EUR	458	08/13/15	(1)
Barclays	USD	1,620	EUR	1,472	08/13/15	(3)
Barclays	USD	1,005	INR	63,941	08/13/15	(7)
Barclays	USD	990	INR	63,664	10/06/15	(5)
Barclays	USD	503	MXN	7,961	08/13/15	(9)
Barclays	USD	566	MXN	8,968	08/13/15	(10)
Barclays	USD	409	MYR	1,545	08/13/15	(7)
Barclays	USD	1,159	PEN	3,698	08/13/15	—
Barclays	USD	45	THB	1,525	08/13/15	(2)
Barclays	USD	4,719	THB	160,045	08/13/15	(180)
Barclays	USD	358	TRY	972	08/13/15	(8)
Barclays	USD	2,664	TRY	7,254	08/13/15	(54)
Barclays	USD	290	ZAR	3,582	08/13/15	(8)
Barclays	USD	677	ZAR	8,507	08/13/15	(6)
Barclays	BRL	1,013	USD	298	08/04/15	3
Barclays	BRL	1,551	USD	457	08/04/15	4
Barclays	BRL	1,736	USD	511	08/04/15	4
Barclays	BRL	4,253	USD	1,253	08/04/15	11
Barclays	BRL	4,288	USD	1,304	08/04/15	51
Barclays	BRL	6,448	USD	2,053	08/04/15	169
Barclays	BRL	7,581	USD	2,234	08/04/15	20
Barclays	BRL	4,253	USD	1,239	09/02/15	10
Barclays	EUR	313	USD	348	08/13/15	4
Barclays	EUR	741	USD	820	08/13/15	6
Barclays	EUR	742	USD	831	08/13/15	16
Barclays	NGN	178,925	USD	850	11/04/15	(2)
Barclays	PHP	6,560	USD	144	08/13/15	1
Barclays	PLN	1,435	USD	379	08/13/15	(1)
Barclays	RUB	46,451	USD	811	08/13/15	59
Barclays	SGD	1,672	USD	1,238	08/13/15	19
Barclays	TRY	1,727	USD	650	08/13/15	29
Barclays	TRY	5,711	USD	2,110	08/13/15	55
HSBC	USD	597	NGN	155,229	03/09/16	77
HSBC	USD	2,376	THB	83,245	09/28/15	(19)
HSBC	MYR	3,080	USD	808	08/13/15	6
JPMorgan Chase	USD	1,787	HUF	505,362	08/13/15	19
JPMorgan Chase	USD	566	MXN	8,968	08/13/15	(10)
JPMorgan Chase	USD	1,158	PEN	3,698	08/13/15	1
JPMorgan Chase	USD	158	THB	5,416	10/13/15	(5)
JPMorgan Chase	HUF	73,687	USD	260	08/13/15	(3)
JPMorgan Chase	PEN	3,497	USD	1,096	08/13/15	—
JPMorgan Chase	RUB	46,883	USD	810	08/13/15	51
JPMorgan Chase	RUB	46,891	USD	815	08/13/15	56
JPMorgan Chase	RUB	66,007	USD	1,076	08/13/15	7
JPMorgan Chase	RUB	101,494	USD	1,740	08/13/15	98
JPMorgan Chase	TWD	50,204	USD	1,590	08/13/15	5
JPMorgan Chase	TWD	50,238	USD	1,590	08/13/15	4
Standard Chartered	USD	580	BRL	1,861	08/04/15	(36)
Standard Chartered	USD	845	BRL	2,869	08/04/15	(7)
Standard Chartered	USD	1,252	BRL	4,253	08/04/15	(10)
Standard Chartered	USD	1,900	BRL	6,448	08/04/15	(17)
Standard Chartered	USD	213	COP	567,759	08/13/15	(16)
Standard Chartered	USD	356	EUR	323	08/13/15	(1)
Standard Chartered	USD	1,753	HUF	496,369	08/13/15	21
Standard Chartered	USD	680	IDR	9,134,474	08/13/15	(6)
Standard Chartered	USD	413	INR	26,327	08/13/15	(2)
Standard Chartered	USD	2,145	INR	136,429	08/13/15	(16)
Standard Chartered	USD	610	INR	39,197	10/06/15	(3)
Standard Chartered	USD	115	MXN	1,816	08/13/15	(2)
Standard Chartered	USD	503	MXN	7,961	08/13/15	(9)
Standard Chartered	USD	566	MXN	8,968	08/13/15	(10)

See accompanying notes which are an integral part of this quarterly report.

138 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	810	MXN	12,763	08/13/15	(18)
Standard Chartered	USD	51	MYR	193	08/13/15	(1)
Standard Chartered	USD	3,251	MYR	12,434	08/13/15	(13)
Standard Chartered	USD	596	NGN	155,228	03/09/16	79
Standard Chartered	USD	597	NGN	155,228	03/09/16	77
Standard Chartered	USD	950	NGN	239,400	04/07/16	74
Standard Chartered	USD	1,159	PEN	3,698	08/13/15	—
Standard Chartered	USD	64	PLN	244	08/13/15	—
Standard Chartered	USD	2,992	PLN	11,530	08/13/15	64
Standard Chartered	USD	447	RON	1,792	08/13/15	(1)
Standard Chartered	USD	68	RUB	3,820	08/13/15	(6)
Standard Chartered	USD	2,621	RUB	151,221	08/13/15	(172)
Standard Chartered	USD	25	THB	847	08/13/15	(1)
Standard Chartered	USD	574	THB	19,514	08/13/15	(20)
Standard Chartered	USD	11	TRY	29	08/13/15	—
Standard Chartered	USD	232	TRY	630	08/13/15	(5)
Standard Chartered	USD	2,664	TRY	7,254	08/13/15	(54)
Standard Chartered	USD	170	ZAR	2,091	08/13/15	(5)
Standard Chartered	USD	453	ZAR	5,696	08/13/15	(3)
Standard Chartered	USD	810	ZAR	10,127	08/13/15	(11)
Standard Chartered	USD	810	ZAR	10,121	08/13/15	(11)
Standard Chartered	BRL	1,861	USD	548	08/04/15	5
Standard Chartered	BRL	2,869	USD	910	08/04/15	72
Standard Chartered	BRL	4,253	USD	1,253	08/04/15	11
Standard Chartered	BRL	6,448	USD	2,054	08/04/15	171
Standard Chartered	BRL	4,253	USD	1,239	09/02/15	10
Standard Chartered	COP	282,276	USD	107	08/13/15	9
Standard Chartered	COP	9,827,008	USD	3,662	08/13/15	251
Standard Chartered	COP	5,936,548	USD	2,305	09/03/15	245
Standard Chartered	EUR	600	USD	669	08/13/15	10
Standard Chartered	EUR	723	USD	809	08/13/15	15
Standard Chartered	EUR	736	USD	810	08/13/15	2
Standard Chartered	EUR	736	USD	810	08/13/15	2
Standard Chartered	EUR	740	USD	822	08/13/15	9
Standard Chartered	EUR	750	USD	830	08/13/15	6
Standard Chartered	EUR	1,086	USD	1,199	08/13/15	6
Standard Chartered	EUR	1,498	USD	1,674	08/13/15	29
Standard Chartered	HUF	996,951	USD	3,439	08/13/15	(124)
Standard Chartered	IDR	9,152,800	USD	680	08/13/15	5
Standard Chartered	MXN	51,572	USD	3,260	08/13/15	61
Standard Chartered	MYR	1,870	USD	491	08/13/15	4
Standard Chartered	PLN	419	USD	111	08/13/15	—
Standard Chartered	RON	1,792	USD	447	08/04/15	1
Standard Chartered	RUB	10,042	USD	164	08/13/15	1
Standard Chartered	SGD	1,672	USD	1,238	08/13/15	19
Standard Chartered	ZAR	3,205	USD	260	08/13/15	7
Standard Chartered	ZAR	4,665	USD	370	08/13/15	2
Standard Chartered	ZAR	10,180	USD	815	08/13/15	12
Standard Chartered	ZAR	10,181	USD	815	08/13/15	11
State Street	CHF	231	USD	246	08/05/15	7
State Street	EUR	1,731	USD	1,878	08/05/15	(23)
State Street	EUR	156,987	USD	174,471	08/05/15	2,058
State Street	GBP	696	USD	1,088	08/05/15	1
State Street	GBP	25,933	USD	40,599	08/05/15	101
Toronto Dominion Bank	EUR	21,100	USD	23,281	08/17/15	104
UBS	USD	1,252	BRL	4,253	08/04/15	(10)
UBS	USD	1,900	BRL	6,448	08/04/15	(17)
UBS	USD	130	EUR	118	08/13/15	(1)
UBS	USD	413	INR	26,327	08/13/15	(2)
UBS	USD	145	MXN	2,298	08/13/15	(3)
UBS	USD	2,386	MYR	9,138	08/13/15	(6)
UBS	USD	2,990	PLN	11,530	08/13/15	66

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 139

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought	Settlement Date		$
UBS		USD	290	RON		1,157	08/04/15	(2)
UBS		USD	132	RUB		7,454	08/13/15	(12)
UBS		USD	870	SGD		1,181	08/13/15	(9)
UBS		USD	59	TRY		161	08/13/15	(1)
UBS		USD	110	TRY		293	08/13/15	(4)
UBS		USD	433	ZAR		5,431	08/13/15	(5)
UBS		BRL	4,253	USD		1,253	08/04/15	11
UBS		BRL	6,448	USD		2,054	08/04/15	172
UBS		BRL	4,253	USD		1,239	09/02/15	10
UBS		CLP	513,491	USD		800	08/13/15	39
UBS		COP	402,510	USD		153	08/13/15	13
UBS		EUR	871	USD		971	08/13/15	15
UBS		EUR	1,446	USD		1,616	08/13/15	27
UBS		PLN	225	USD		60	08/13/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								3,401

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity	Counterparty			Notional Amount		Fixed Rate	Date	$
Markit CDX EM Index	Morgan Stanley			USD	29,700	5.000%	06/20/20	1,828
Markit CDX NA High Yield Index	Morgan Stanley			EUR	14,000	5.000%	06/20/20	1,441
Markit iTraxx Europe Crossover Index	Morgan Stanley			USD	29,000	1.000%	06/20/20	(2,682)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($923)								587

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Fixed Income Investments
Argentina		$—		$16,989		$—		$16,989
Armenia		—		986		—		986
Australia		—		809		—		809
Azerbaijan		—		1,859		—		1,859
Belarus		—		2,007		—		2,007
Belgium		—		1,557		—		1,557
Brazil		—		46,905		—		46,905
Canada		—		32,759		—		32,759
Cayman Islands		—		4,079		—		4,079
Chile		—		9,616		—		9,616
China		—		4,816		—		4,816
Colombia		—		30,499		—		30,499
Costa Rica		—		5,619		—		5,619
Croatia		—		13,613		—		13,613
Dominican Republic		—		10,680		—		10,680
Egypt		—		8,642		—		8,642
El Salvador		—		7,444		—		7,444

See accompanying notes which are an integral part of this quarterly report.

140 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Ethiopia	—	987		—	987
France	—	32,430		—	32,430
Gabon	—	469		—	469
Germany	—	17,506		—	17,506
Ghana	—	4,389		—	4,389
Greece	—	4,604		—	4,604
Honduras	—	3,205		—	3,205
Hong Kong	—	644		—	644
Hungary	—	30,889		—	30,889
Indonesia	—	50,607		—	50,607
Iraq	—	2,381		—	2,381
Ireland	—	20,922		—	20,922
Israel	—	7,093		—	7,093
Italy	—	10,172		—	10,172
Ivory Coast	—	1,377		—	1,377
Jersey	—	2,786		—	2,786
Kazakhstan	—	15,520		—	15,520
Kenya	—	2,995		—	2,995
Lebanon	—	3,389		—	3,389
Lithuania	—	4,435		—	4,435
Luxembourg	—	75,197		—	75,197
Malaysia	—	29,360		—	29,360
Mexico	—	59,427		—	59,427
Mongolia	—	3,702		—	3,702
Morocco	—	2,278		—	2,278
Netherlands	—	40,577		—	40,577
Nigeria	—	1,968		—	1,968
Norway	—	2,683		—	2,683
Pakistan	—	12,670		—	12,670
Panama	—	10,523		—	10,523
Paraguay	—	5,352		—	5,352
Peru	—	7,904		—	7,904
Philippines	—	8,231		—	8,231
Poland	—	33,104		—	33,104
Romania	—	11,291		—	11,291
Russia	—	20,150		—	20,150
Serbia	—	7,098		—	7,098
Slovenia	—	4,429		—	4,429
South Africa	—	46,870		—	46,870
Sri Lanka	—	9,516		—	9,516
Thailand	—	14,705		—	14,705
Turkey	—	49,484		—	49,484
Ukraine	—	24,116		—	24,116
United Kingdom	—	44,273		—	44,273
United States	—	637,774		6,274	644,048
Venezuela, Bolivarian Republic of	—	26,262		—	26,262
Viet Nam	—	1,665		—	1,665

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 141

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Virgin Islands, British	—	3,175		—	3,175
Common Stocks	—	—		14	14
Preferred Stocks	—	53		—	53
Warrants & Rights	—	—		—	—
Short-Term Investments	—	190,793		—	190,793
Total Investments	—	1,800,309		6,288	1,806,597

Other Financial Instruments
Futures Contracts	1,016	—		—	1,016
Foreign Currency Exchange Contracts	—	3,401		—	3,401
Credit Default Swap Contracts	—	587		—	587
Total Other Financial Instruments*	$1,016	$3,988		$—	$5,004

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

142 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 83.4%			Series 2006-HE5 Class A5
Asset-Backed Securities - 9.9%			0.427% due 07/25/36 (Ê)	8,729	7,271
Access Group, Inc.			BA Credit Card Trust
Series 2003-A Class A2			Series 2007-A1 Class A1
1.210% due 07/01/38 (Ê)	1,560	1,531	5.170% due 06/15/19	9,150	9,696
Series 2004-2 Class A3			Ballyrock CLO LLC
			Series 2014-1A Class A1
0.485% due 10/25/24 (Ê)	3,700	3,442
Accredited Mortgage Loan Trust			1.767% due 10/20/26 (Ê)(Þ)	670	670
Series 2006-1 Class A4			Bank of The West Auto Trust
			Series 2014-1 Class A3
0.467% due 04/25/36 (Ê)	3,510	3,046
Series 2006-2 Class A4			1.090% due 03/15/19 (Þ)	8,025	8,030
			BMW Vehicle Owner Trust
0.415% due 09/25/36	9,855	8,277	Series 2013-A Class A3
Ally Auto Receivables Trust
Series 2012-4 Class A3			0.670% due 11/27/17	5,483	5,487
			BNC Mortgage Loan Trust
0.590% due 01/17/17	1,335	1,335	Series 2007-2 Class A5
Series 2012-5 Class A3
			0.465% due 05/25/37	4,010	2,876
0.620% due 03/15/17	4,598	4,598	Brazos Higher Education Authority, Inc.
Series 2013-1 Class A3
0.630% due 05/15/17	1,754	1,754	Series 2010-1 Class A2
			1.482% due 02/25/35 (Ê)	5,000	5,152
Series 2015-1 Class A1
0.390% due 08/15/16	5,320	5,320	Cabela's Series Credit 2012-1A Card Class Master A2 Note Trust
Ally Master Owner Trust			0.717% due 02/18/20 (Ê)(Þ)	6,500	6,508
Series 2013-1 Class A2
1.000% due 02/15/18	3,395	3,399	Series 2014-1 Class A
			0.537% due 03/16/20 (Ê)	1,820	1,816
Series 2014-2 Class A
0.557% due 01/16/18 (Ê)	6,220	6,219	Capital Series Auto 2013-1 Receivables Class B Asset Trust
American Express Credit Account
			1.290% due 04/20/18	900	899
Master Trust			Series 2013-3 Class A2
Series 2012-2 Class A
			1.040% due 11/21/16	2,237	2,237
0.680% due 03/15/18	3,660	3,660
Series 2012-3 Class A			Series 2013-4 Class A2
			0.850% due 02/21/17	2,262	2,263
0.348% due 03/15/18 (Ê)	1,630	1,630
			Series 2014-1 Class A2
American Series 2014-14A Money Management Class A1L Corp.			0.960% due 04/20/17	3,420	3,421
1.680% due 07/27/26 (µ)(ƒ)(Þ)	3,250	3,239	CarFinance Capital Auto Trust
AmeriCredit Automobile Receivables			Series 2014-1A Class A
Trust			1.460% due 12/17/18 (Þ)	4,008	4,002
Series 2012-3 Class B			CarMax Auto Owner Trust
1.590% due 07/10/17	803	804	Series 2013-1 Class A3
Series 2012-4 Class B			0.600% due 10/16/17	1,142	1,142
1.310% due 11/08/17	2,395	2,397	CCG Receivables Trust
Series 2012-5 Class A3			Series 2013-1 Class A2
0.620% due 06/08/17	79	79	1.050% due 08/14/20 (Þ)	774	775
Series 2014-1 Class A2			Series 2014-1 Class A2
0.570% due 07/10/17	4,209	4,209	1.060% due 11/15/21 (Þ)	2,379	2,380
Series 2014-2 Class A2A			Centex Home Equity Loan Trust
			Series 2002-D Class AF4
0.540% due 10/10/17	1,263	1,262
Series 2014-2 Class A2B			5.210% due 11/25/28	91	92
			Series 2006-A Class AV4
0.467% due 10/10/17 (Ê)	4,206	4,204
AMMC CDO			0.441% due 06/25/36 (Ê)	4,713	4,323
Series 2015-16A Class A1			Chase Issuance Trust
1.774% due 04/14/27 (Ê)(Þ)	550	549	1.840% due 04/15/22	7,400	7,370
ARI Fleet Lease Trust			2.770% due 03/15/23	3,250	3,342
Series 2013-A Class A3			Series 2012-A8 Class A8
0.920% due 07/15/21 (Þ)	4,055	4,054	0.540% due 10/16/17	2,095	2,095
Asset Backed Securities Corp. Home			Series 2014-A1 Class A1
Equity Loan Trust
			1.150% due 01/15/19	6,560	6,575

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 143

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-A8 Class A8			Series 2003-2 Class M2
0.437% due 11/15/18 (Ê)	10,500	10,500	2.741% due 09/25/33 (Ê)	1,567	1,483
Chesapeake Funding LLC			Exeter Automobile Receivables Trust
Series 2012-1A Class A			Series 2013-1A Class A
0.938% due 11/07/23 (Ê)(Þ)	834	834	1.290% due 10/16/17 (Þ)	222	222
Series 2014-1A Class A			Fannie Mae Grantor Trust
0.608% due 03/07/26 (Ê)(Þ)	4,110	4,100	Series 2003-T4 Class 2A5
Series 2014-1A Class C			5.268% due 09/26/33	541	590
			Federal Home Loan Mortgage Corp.
1.388% due 03/07/26 (Ê)(Þ)	1,370	1,365
			Structured Pass-Through Securities
CIT Education Loan Trust			Series 2000-30 Class A5
Series 2007-1 Class A
			7.572% due 12/25/30	362	380
0.371% due 03/25/42 (Ê)(Þ)	3,607	3,345	First Franklin Mortgage Loan Asset
Citibank Credit Card Issuance Trust			Backed Certificates
Series 2006-A7 Class A7			Series 2006-FF18 Class A2B
0.346% due 12/17/18 (Ê)	11,480	11,444	0.301% due 12/25/37 (Ê)	8,947	5,982
Citigroup Mortgage Loan Trust, Inc.			First Investors Auto Owner Trust
Series 2007-WFH1 Class A3			Series 2014-3A Class A2
0.349% due 01/25/37 (Ê)	2,415	2,375	1.060% due 11/15/18 (Þ)	5,080	5,079
Series 2007-WFH1 Class A4			Flatiron CLO, Ltd.
0.391% due 01/25/37 (Ê)	7,880	7,344	Series 2013-1A Class A1
CNH Equipment Trust			1.574% due 01/17/26 (Ê)(Þ)	3,350	3,339
Series 2012-D Class A3			Ford Credit Auto Lease Trust
0.650% due 04/16/18	466	466	Series 2014-A Class A2B
Conseco Finance Securitizations Corp.			0.367% due 10/15/16 (Ê)	1,671	1,671
Series 2001-4 Class A4			Ford Credit Auto Owner Trust
7.360% due 08/01/32	1,789	1,948	Series 2011-B Class A4
Conseco Financial Corp.			1.350% due 12/15/16	99	99
Series 1997-7 Class A6			Series 2012-D Class A3
6.760% due 07/15/28	155	159	0.510% due 04/15/17	1,120	1,120
Countrywide Asset-Backed Certificates			Series 2013-A Class A3
Series 2007-4 Class A2
			0.550% due 07/15/17	1,355	1,354
5.529% due 04/25/47	1,436	1,527

Credit-Based Asset Servicing and			Series 2013-C Class A3
Securitization LLC			0.820% due 12/15/17	4,364	4,367
Series 2003-CB6 Class M1			Series 2014-A Class A2
1.237% due 12/25/33 (Ê)	3,495	3,295	0.480% due 11/15/16	100	100
Drive Auto Receivables Trust			GMACM Home Equity Loan Trust
Series 2015-CA Class A1			Series 2007-HE2 Class A2
0.480% due 08/15/16 (Å)	10,535	10,535	6.054% due 12/25/37	2,328	2,304
Dryden 37 Senior Loan Fund			Series 2007-HE2 Class A3
Series 2015-37A Class A			6.193% due 12/25/37	868	863
1.789% due 04/15/27 (Ê)(Þ)	3,540	3,539	Green Tree Financial Corp.
Dryden XXV Senior Loan Fund			Series 1994-1 Class A5
Series 2012-25A Class A			7.650% due 04/15/19	137	141
1.669% due 01/15/25 (Ê)(Þ)	4,000	3,988	GSAA Trust
Eaton Vance CLO, Ltd.			Series 2006-2 Class 2A3
Series 2014-1A Class A			0.731% due 12/25/35 (Ê)	802	799
1.739% due 07/15/26 (Ê)(Þ)	1,300	1,296	GSAMP Trust
Education Loan Asset-Backed Trust I			Series 2006-HE5 Class A2C
Series 2013-1 Class B1			0.349% due 08/25/36 (Ê)	6,144	5,349
1.191% due 11/25/33 (Ê)(Þ)	6,285	5,835	Hertz Vehicle Financing LLC
Enterprise Fleet Financing LLC			Series 2013-1A Class A1
Series 2013-2 Class A2			1.120% due 08/25/17 (Þ)	4,515	4,516
1.060% due 03/20/19 (Þ)	3,466	3,466	Higher Education Funding I
Series 2014-1 Class A2			Series 2014-1 Class A
0.870% due 09/20/19 (Þ)	1,489	1,486	1.332% due 05/25/34 (Ê)(Þ)	3,009	3,027
EquiFirst Mortgage Loan Trust			Home Equity Asset Trust

See accompanying notes which are an integral part of this quarterly report.

144 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-4 Class 2A4			Lehman XS Trust
0.471% due 08/25/36 (Ê)	3,729	3,156	Series 2006-9 Class A1B
Honda Auto Receivables Owner Trust			0.359% due 05/25/46 (Ê)	871	739
Series 2012-3 Class A4			Series 2006-13 Class 1A2
0.740% due 10/15/18	2,535	2,535	0.369% due 09/25/36 (Ê)	871	779
Series 2013-2 Class A3			Series 2006-19 Class A2
0.530% due 02/16/17	3,997	3,996	0.369% due 12/25/36 (Ê)	1,282	1,061
Series 2014-2 Class A3			M&T Bank Auto Receivables Trust
0.770% due 03/19/18	1,857	1,854	Series 2013-1A Class A3
Series 2015-2 Class A2			1.060% due 11/15/17 (Þ)	4,137	4,145
0.690% due 08/21/17	1,400	1,400	Mastr Asset Backed Securities Trust
			Series 2006-HE5 Class A3
HSBC Series Home 2007-1 Equity Class Loan AS Trust			0.359% due 11/25/36 (Ê)	3,972	2,732
0.388% due 03/20/36 (Ê)	3,117	3,091	Series 2006-HE5 Class A4
HSI Asset Securitization Corp. Trust			0.411% due 11/25/36 (Ê)	1,126	781
Series 2007-WF1 Class 2A4			Series 2006-NC2 Class A4
0.441% due 05/25/37 (Ê)	9,069	7,413	0.349% due 08/25/36 (Ê)	11,564	6,043
Hyundai Auto Receivables Trust			Series 2006-NC3 Class A5
Series 2011-C Class A4			0.401% due 10/25/36 (Ê)	6,888	4,339
1.300% due 02/15/18	4,013	4,020	Mercedes Benz Auto Lease Trust
Series 2013-A Class A3			Series 2013-B Class A4
0.560% due 07/17/17	5,680	5,678	0.760% due 07/15/19	2,470	2,470
Series 2013-C Class A3			Mercedes-Benz Auto Receivables Trust
1.010% due 02/15/18	12,225	12,244	Series 2014-1 Class A2
Series 2014-A Class A3			0.430% due 02/15/17	10,076	10,069
0.790% due 07/16/18	6,395	6,393	Series 2015-1 Class A1
Irwin Home Equity Trust			0.390% due 08/15/16	13,335	13,335
5.770% due 09/25/35 (Å)	3,549	3,631	Mid-State Capital Corp. Trust
			Series 2005-1 Class A
IXIS Series Real 2006-HE1 Estate Capital Class Trust A3			5.745% due 01/15/40	1,971	2,118
0.391% due 03/25/36 (Ê)	1,968	1,205	MSCC Heloc Trust
Series 2006-HE1 Class A4			Series 2007-1 Class A
0.491% due 03/25/36 (Ê)	5,345	3,349	0.299% due 12/25/31 (Ê)	2,265	2,169
Series 2006-HE2 Class A3			Nationstar Home Equity Loan Trust
			Series 2006-B Class AV4
0.359% due 08/25/36 (Ê)	685	286
Series 2006-HE2 Class A4			0.471% due 09/25/36 (Ê)	3,853	3,562
			Navient Private Education Loan Trust
0.451% due 08/25/36 (Ê)	5,662	2,426	Series 2014-AA Class A2A
JGWPT XXX LLC
Series 2013-3A Class A			2.740% due 02/15/29 (Þ)	5,085	5,085
			Navient Student Loan Trust
4.080% due 01/17/73 (Þ)	2,135	2,221	Series 2014-1 Class A3
JGWPT XXXII LLC
Series 2014-2A Class A			0.658% due 06/25/31	6,465	6,410
			Series 2014-2 Class A
3.610% due 01/17/73 (Þ)	2,542	2,542
JPMorgan Mortgage Acquisition Trust			0.827% due 03/25/43 (Ê)	6,003	5,876
Series 2006-WF1 Class A4			Series 2014-3 Class A
6.130% due 07/25/36	6,245	3,763	0.807% due 03/25/43 (Ê)	6,124	6,030
Series 2007-CH2 Class AV4			Nelnet Student Loan Trust
			Series 2014-4A Class A2
0.349% due 01/25/37 (Ê)	10,370	9,099
Latitude CLO II Corp.			1.137% due 11/25/43 (Ê)(Þ)	3,225	3,121
Series 2006-2A Class A2			Nissan Auto Receivables Owner Trust
			Series 2011-B Class A4
0.616% due 12/15/18 (Ê)(Þ)	445	444
Lehman ABS Manufactured Housing			1.240% due 01/16/18	4,307	4,311
Contract Trust			Series 2014-A Class A3
Series 2001-B Class A6			0.720% due 08/15/18	5,000	4,992
6.467% due 04/15/40	613	653	Series 2015-B Class A1
Series 2001-B Class M1			0.380% due 08/15/16	11,980	11,980
6.630% due 04/15/40	1,615	1,746

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 145

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Panhandle-Plains Higher Education			Series 2007-NC1 Class A2C
Authority, Inc.			0.401% due 12/25/36 (Ê)	1,831	1,032
Series 2011-1 Class A3
1.234% due 10/01/37 (Ê)	2,500	2,510	SLM Series Private 2010-A Education Class Loan 2A Trust
Popular ABS Mortgage Pass-Through
Trust			3.437% due 05/16/44 (Ê)(Þ)	7,060	7,380
Series 2006-C Class A4			SLM Student Loan Trust
			Series 2004-8 Class B
0.441% due 07/25/36 (Ê)	7,224	6,815
Series 2006-D Class A3			0.755% due 01/25/40 (Ê)	830	756
			Series 2006-2 Class A6
0.451% due 11/25/46 (Ê)	5,455	4,752
Prestige Auto Receivables Trust			0.465% due 01/25/41 (Ê)	4,400	3,803
Series 2013-1A Class A2			Series 2006-8 Class A6
1.090% due 02/15/18 (Þ)	230	231	0.455% due 01/25/41 (Ê)	4,400	4,046
Series 2013-1A Class A3			Series 2007-6 Class B
1.330% due 05/15/19 (Þ)	3,055	3,062	1.145% due 04/27/43 (Ê)	1,340	1,178
Series 2014-1A Class A3			Series 2008-2 Class B
1.520% due 04/15/20 (Þ)	3,360	3,365	1.495% due 01/25/29 (Ê)	1,270	1,135
Renaissance Home Equity Loan Trust			Series 2008-3 Class A3
Series 2005-4 Class A3			1.295% due 10/25/21 (Ê)	5,369	5,367
5.565% due 02/25/36	119	118	Series 2008-3 Class B
Series 2006-1 Class AF3			1.495% due 04/25/29 (Ê)	1,270	1,136
5.608% due 05/25/36	71	47	Series 2008-4 Class B
Series 2006-1 Class AF6			2.145% due 04/25/29 (Ê)	1,290	1,243
5.746% due 05/25/36	1,584	1,117	Series 2008-5 Class B
Series 2006-2 Class AF2			2.145% due 07/25/29 (Ê)	1,290	1,259
5.762% due 08/25/36	229	145	Series 2008-6 Class B
Series 2007-1 Class AF2			2.145% due 07/25/29 (Ê)	1,290	1,267
5.512% due 04/25/37	4,642	2,439	Series 2008-7 Class B
Santander Drive Auto Receivables Trust			2.145% due 07/25/29 (Ê)	1,295	1,284
Series 2013-1 Class B			Series 2008-8 Class B
1.160% due 01/15/19	2,315	2,316	2.545% due 10/25/29 (Ê)	1,300	1,335
Series 2013-2 Class A3			Series 2008-9 Class A
0.700% due 09/15/17	1,845	1,845	1.795% due 04/25/23 (Ê)	5,515	5,543
Series 2013-3 Class A3			Series 2008-9 Class B
0.700% due 10/16/17	6,559	6,558	2.545% due 10/25/29 (Ê)	1,300	1,347
Series 2014-1 Class A2A			Series 2013-4 Class A
0.660% due 06/15/17	439	439	0.741% due 06/25/27 (Ê)	2,757	2,752
Series 2014-2 Class A2A			SMART Trust
0.540% due 07/17/17	1,916	1,916	Series 2012-1USA Class A4A
Series 2014-2 Class A3			2.010% due 12/14/17 (Þ)	3,491	3,519
0.800% due 04/16/18	6,218	6,218	SMB Private Education Loan Trust
Series 2014-3 Class A2A			Series 2015-A Class A3
0.540% due 08/15/17	3,649	3,648	1.687% due 02/17/32 (Ê)(Þ)	6,125	6,114
Series 2014-4 Class B			SoFi Professional Loan Program LLC
			Series 2014-B Class A2
1.820% due 05/15/19	2,690	2,703
Scholar Funding Trust			2.550% due 08/27/29 (Þ)	4,520	4,536
Series 2012-B Class A2			Soundview Home Equity Loan Trust
			Series 2005-4 Class M2
1.289% due 03/28/46 (Ê)(Þ)	3,500	3,596
Securitized Asset Backed Receivables			0.624% due 03/25/36	3,870	3,266
LLC Trust			Series 2006-EQ2 Class A3
Series 2007-BR4 Class A2B			0.359% due 01/25/37 (Ê)	9,432	6,565
0.391% due 05/25/37 (Ê)	6,736	4,481	Structured Asset Investment Loan Trust
Series 2007-BR5 Class A2A			Series 2006-2 Class A3
0.329% due 05/25/37 (Ê)	3,768	2,657	0.371% due 04/25/36 (Ê)	2,925	2,651
Series 2007-NC1 Class A2B			Structured Asset Securities Corp.
			Mortgage Loan Trust
0.349% due 12/25/36 (Ê)	7,373	4,119

See accompanying notes which are an integral part of this quarterly report.

146 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-4XS Class 2A1A			7.500% due 08/15/22	1,015	700
1.937% due 03/25/35 (Ê)	1,281	1,222	Aetna, Inc.
Series 2006-BC6 Class A4			2.750% due 11/15/22	2,785	2,633
0.369% due 01/25/37 (Ê)	4,740	3,972	AIG Global Funding
Series 2006-WF2 Class A3			1.650% due 12/15/17 (Þ)	2,455	2,458
0.349% due 07/25/36 (Ê)	655	654	Albemarle Corp.
Series 2006-WF3 Class A4			4.150% due 12/01/24	2,020	2,039
0.501% due 09/25/36 (Ê)	5,740	5,340	5.450% due 12/01/44	3,885	3,884
Series 2007-BC1 Class A4
0.329% due 02/25/37 (Ê)	9,815	8,581	Ally 2.750% Financial, due Inc. 01/30/17	6,500	6,516
SunTrust Student Loan Trust
Series 2006-1A Class A4			3.600% due 05/21/18	5,530	5,571
			Alterra USA Holdings, Ltd.
0.484% due 10/28/37 (Ê)(Þ)	5,000	4,803
Synchrony Credit Card Master Note Trust			7.200% due 04/14/17 (Þ)	2,005	2,143
Series 2014-1 Class A			Altria Group, Inc.
1.610% due 11/15/20	3,425	3,440	4.750% due 05/05/21	4,850	5,263
Toyota Auto Receivables Owner Trust			4.000% due 01/31/24	1,800	1,854
Series 2013-A Class A3			9.950% due 11/10/38	370	605
0.550% due 01/17/17	1,758	1,757
Series 2014-B Class A3			10.200% due 02/06/39	1,630	2,728
			4.250% due 08/09/42	2,285	2,084
0.760% due 03/15/18	3,000	2,997
Series 2014-C Class A2			5.375% due 01/31/44	600	645
0.510% due 02/15/17	2,764	2,763	Amazon.com, Inc.
Series 2015-B Class A2B			4.950% due 12/05/44	4,325	4,331
0.397% due 11/15/17 (Ê)	3,465	3,461	American Airlines Pass-Through Trust
United States Small Business			Series 2013-2 Class A
Administration			4.950% due 01/15/23	4,996	5,296
Series 1997-20D Class 1			Series 2014-1 Class B
7.500% due 04/01/17	83	86	4.375% due 10/01/22	2,280	2,294
Volkswagen Auto Loan Enhanced Trust			Series A Class A
Series 2012-1 Class A3			5.250% due 01/31/21	1,712	1,835
0.850% due 08/22/16	40	40	American Express Credit Corp.
Series 2012-2 Class A3			0.804% due 07/29/16 (Ê)	6,600	6,609
0.460% due 01/20/17	2,459	2,458
World Financial Network Credit Card			2.375% due 03/24/17	2,740	2,788
Master Trust			American Honda Finance Corp.
Series 2014-A Class A			0.784% due 10/07/16 (Ê)	5,875	5,898
0.567% due 12/15/19 (Ê)	3,525	3,525	American International Group, Inc.
World Omni Auto Receivables Trust			6.400% due 12/15/20	8,455	9,987
Series 2014-A Class A2			3.750% due 07/10/25	2,975	2,975
0.430% due 05/15/17	2,961	2,961
			3.875% due 01/15/35	1,500	1,363
World Omni Master Owner Trust
Series 2013-1 Class A			4.375% due 01/15/55	3,313	3,003
0.537% due 02/15/18 (Ê)(Þ)	7,075	7,075	8.175% due 05/15/58	1,350	1,809
		649,100	American Tower Trust I
Corporate Bonds and Notes - 21.0%			3.070% due 03/15/23 (Þ)	3,505	3,451
21st Century Fox America, Inc.			Ameriprise Financial, Inc.
4.500% due 02/15/21	3,080	3,349	7.518% due 06/01/66	2,705	2,671
3.000% due 09/15/22	2,250	2,197	Amgen, Inc.
3M Co.			2.125% due 05/15/17	1,030	1,043
1.625% due 06/15/19	6,050	6,065	Anadarko Petroleum Corp.
AbbVie, Inc.			6.375% due 09/15/17	2,890	3,159
4.500% due 05/14/35	2,985	2,905	6.950% due 06/15/19	1,675	1,923
Actavis, Inc.			4.500% due 07/15/44	750	682

Advanced 4.625% Micro due 10/01/42 Devices, Inc.	350	327	Anheuser-Busch 5.375% due 01/15/20 InBev Worldwide, Inc.
				1,725	1,952
6.750% due 03/01/19	3,180	2,314	Anthem, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 147

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.300% due 07/15/18	1,550	1,553	BMW US Capital LLC Co.
3.125% due 05/15/22	1,175	1,145	0.568% due 06/02/17 (Þ)	11,200	11,168
			Boardwalk Pipelines, LP
4.650% due 01/15/43	1,780	1,691
Apollo Management Holdings, LP			4.950% due 12/15/24	3,000	2,912
			Boston Scientific Corp.
4.000% due 05/30/24 (Þ)	3,725	3,729
Appalachian Power Co.			6.000% due 01/15/20	1,807	2,038
			Burlington Northern Santa Fe LLC
4.450% due 06/01/45	2,300	2,225
Apple, Inc.			3.050% due 03/15/22	2,100	2,112
0.529% due 05/03/18 (Ê)	10,416	10,427	3.400% due 09/01/24	9,390	9,286
2.700% due 05/13/22	7,130	7,091	4.150% due 04/01/45	1,200	1,130
AT&T, Inc.			California Resources Corp.
1.700% due 06/01/17	4,155	4,166	6.000% due 11/15/24	2,565	2,078
			Capital One Bank USA NA
2.450% due 06/30/20	2,480	2,440	Series BKNT
3.000% due 06/30/22	2,425	2,347	1.150% due 11/21/16	2,000	1,993
3.400% due 05/15/25	2,250	2,149	Capital One NA
			Series BKNT
4.750% due 05/15/46	2,405	2,218
Avaya, Inc.			1.650% due 02/05/18	4,140	4,108
			Cargill, Inc.
9.000% due 04/01/19 (Þ)	4,600	4,692
Axiall Corp.			6.000% due 11/27/17 (Å)	3,250	3,578
			Caterpillar Financial Services Corp.
4.875% due 05/15/23	5,155	4,962
Bank of America Corp.			7.150% due 02/15/19	1,575	1,854
			CBS Corp.
5.625% due 10/14/16	1,680	1,764
			4.300% due 02/15/21	1,444	1,520
5.750% due 12/01/17	3,495	3,797
			3.375% due 03/01/22	2,650	2,616
6.875% due 04/25/18	5,100	5,752

5.875% due 01/05/21	1,075	1,226	CCO Safari II LLC
			4.464% due 07/23/22 (Å)	10,015	10,069
3.300% due 01/11/23	2,950	2,908
			4.908% due 07/23/25 (Å)	2,925	2,931
4.000% due 01/22/25	6,600	6,475
			6.384% due 10/23/35 (Å)	5,455	5,577
3.875% due 08/01/25	1,175	1,186	Celgene Corp.
Series L			2.250% due 05/15/19	2,385	2,390
4.750% due 04/21/45	1,300	1,237	CF Industries, Inc.
Series MTNL			5.150% due 03/15/34	1,305	1,267
5.650% due 05/01/18	3,500	3,829	Chase Capital III
Bank of America NA			Series C
Series BKNT			0.833% due 03/01/27 (Ê)	1,740	1,520
5.300% due 03/15/17	4,165	4,403	Chesapeake Energy Corp.
0.586% due 06/15/17 (Ê)	4,175	4,146	3.539% due 04/15/19 (Ê)	2,850	2,401
6.100% due 06/15/17	2,000	2,154	6.625% due 08/15/20	4,045	3,620
1.650% due 03/26/18	2,955	2,949	Chevron Corp.
1.750% due 06/05/18	6,965	6,955	1.104% due 12/05/17	1,745	1,737
Baxalta, Inc.			2.355% due 12/05/22	3,450	3,301
1.061% due 06/22/18 (Ê)(Þ)	4,940	4,950	CHS/Community Health Systems, Inc.
2.875% due 06/23/20 (Þ)	3,060	3,058	8.000% due 11/15/19	1,375	1,445
Bayer US Finance LLC			Cisco Systems, Inc.
2.375% due 10/08/19 (Þ)	6,945	6,997	2.450% due 06/15/20	7,315	7,383
BB&T Corp.			CIT Group, Inc.
1.093% due 06/15/18	4,000	4,025	6.625% due 04/01/18 (Þ)	3,155	3,400
Bear Stearns Cos. LLC (The)			Citigroup, Inc.
5.550% due 01/22/17	3,681	3,885	4.450% due 01/10/17	3,035	3,163
Bellsouth Capital Funding Corp.			6.000% due 08/15/17	1,500	1,625
7.875% due 02/15/30	2,680	3,259	6.125% due 11/21/17	7,695	8,431
Berkshire Hathaway, Inc.			1.850% due 11/24/17	5,715	5,728
4.500% due 02/11/43	1,100	1,116
			1.800% due 02/05/18	8,005	7,991

See accompanying notes which are an integral part of this quarterly report.

148 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.150% due 07/30/18	3,375	3,386	Series 2002-1 Class G-1
8.500% due 05/22/19	1,195	1,457	6.718% due 01/02/23	2,796	3,181
			DIRECTV Holdings LLC / DIRECTV
2.400% due 02/18/20	800	795	Financing Co., Inc.
4.500% due 01/14/22	2,400	2,589	4.600% due 02/15/21	1,950	2,070
4.400% due 06/10/25	3,325	3,351	4.450% due 04/01/24	4,975	5,115
0.832% due 08/25/36 (Ê)	2,250	1,756	Discover Bank
			Series BKNT
4.650% due 07/30/45	3,045	3,072
CNA Financial Corp.			3.100% due 06/04/20	2,000	2,010
			Discover Financial Services
5.875% due 08/15/20	1,650	1,876
			3.950% due 11/06/24	3,580	3,519
7.250% due 11/15/23	1,850	2,248	DISH DBS Corp.
Coca-Cola Enterprises, Inc.
			6.750% due 06/01/21	3,807	4,026
2.000% due 08/19/16	858	867	Dominion Resources, Inc.
Comcast Corp.
			4.450% due 03/15/21	3,075	3,293
3.600% due 03/01/24	3,925	4,018	Series B
Commonwealth Edison Co.
			2.750% due 09/15/22	3,525	3,402
5.800% due 03/15/18	1,745	1,937	Duke Energy Corp.
Compass Bank
Series BKNT			3.050% due 08/15/22	6,450	6,409
			Duke Energy Progress, Inc.
6.400% due 10/01/17	4,950	5,368
			4.100% due 03/15/43	1,545	1,520
2.750% due 09/29/19	1,780	1,777	eBay, Inc.
ConAgra Foods, Inc.
			0.494% due 07/28/17 (Ê)	5,290	5,217
4.950% due 08/15/20	4,425	4,811
ConocoPhillips Co.			0.758% due 08/01/19 (Ê)	3,950	3,862
			El Paso Natural Gas Co. LLC
2.875% due 11/15/21	3,560	3,568
Continental Resources, Inc.			7.500% due 11/15/26	1,425	1,714
			Energy Transfer Partners, LP
4.900% due 06/01/44	750	591
Cooperatieve Centrale Raiffeisen-			4.050% due 03/15/25	4,510	4,199
Boerenleenbank BA			6.050% due 06/01/41	2,158	2,103
11.000% due 06/29/49 (ƒ)(Þ)	4,813	6,042	3.296% due 11/01/66 (Ê)	11,467	9,517
Crown Castle Towers LLC			Enterprise Products Operating LLC
4.174% due 08/15/17 (Þ)	3,880	4,020	5.250% due 01/31/20	4,800	5,302
3.222% due 05/15/22 (Þ)	3,610	3,574	3.700% due 02/15/26	3,350	3,244
CSX Corp.
			5.950% due 02/01/41	2,850	3,103
4.250% due 06/01/21	3,075	3,339	Series B
CVS Health Corp.
			7.034% due 01/15/68	2,730	2,921
2.800% due 07/20/20	7,175	7,239	Exelon Corp.
3.500% due 07/20/22	1,720	1,757	2.850% due 06/15/20	3,850	3,867
3.875% due 07/20/25	3,905	3,972	3.950% due 06/15/25	1,750	1,774
5.125% due 07/20/45	4,357	4,616	Express Scripts Holding Co.
Daimler Finance NA LLC			7.250% due 06/15/19	1,000	1,169
Series 144a			Exxon Mobil Corp.
0.632% due 03/10/17 (Ê)(Þ)	5,145	5,122	0.326% due 03/15/17 (Ê)	12,250	12,237
Daimler Finance North America LLC			Fannie Mae
2.000% due 08/03/18 (Å)	6,020	6,023	3.500% due 01/25/43	3,429	3,599
DaVita HealthCare Partners, Inc.			Farmers Exchange Capital
5.125% due 07/15/24	1,400	1,411	7.200% due 07/15/48 (Þ)	1,100	1,388
DCP Midstream Operating, LP			Farmers Exchange Capital II
2.500% due 12/01/17	685	660	6.151% due 11/01/53 (Þ)	4,000	4,341
Delphi Corp.			Farmers Exchange Capital III
5.000% due 02/15/23	2,500	2,650	5.454% due 10/15/54 (Þ)	3,275	3,265
Delta Air Lines Pass-Through Trust			Fifth Third Bank
Series 071A Class A			Series BKNT
6.821% due 08/10/22	3,049	3,499	2.875% due 10/01/21	2,900	2,898
			First Data Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 149

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
12.625% due 01/15/21	1,770	2,049	3.500% due 01/23/25	990	969
First Union Capital II			6.750% due 10/01/37	922	1,103
Series A
			4.800% due 07/08/44	1,655	1,683
7.950% due 11/15/29	1,575	2,099
FirstEnergy Transmission, LLC			5.150% due 05/22/45	1,380	1,367
			Series D
5.450% due 07/15/44	4,252	4,428
Ford Motor Credit Co. LLC			6.000% due 06/15/20	1,875	2,149
			Series M
4.250% due 02/03/17	9,500	9,857
			5.375% due 12/31/49 (ƒ)	4,220	4,195
3.000% due 06/12/17	2,800	2,853

2.145% due 01/09/18	6,395	6,396	Great 5.292% Plains due Energy, 06/15/22 Inc.	3,785	4,173
2.240% due 06/15/18	3,610	3,606	HCP, Inc.
2.459% due 03/27/20	3,000	2,934	6.300% due 09/15/16	2,700	2,838
3.157% due 08/04/20	1,750	1,755	4.250% due 11/15/23	2,600	2,626
1.069% due 01/17/17 (Ê)	13,900	13,876	Health Care REIT, Inc.
Forest Laboratories LLC			6.125% due 04/15/20	2,740	3,134
4.875% due 02/15/21 (Þ)	5,965	6,446	4.950% due 01/15/21	650	710
FPL Energy Wind Funding LLC			5.250% due 01/15/22	2,500	2,739
6.876% due 06/27/17 (Þ)	245	196	Hospira, Inc.
General Electric Capital Corp.			5.200% due 08/12/20	7,790	8,715
0.444% due 02/15/17 (Ê)	4,995	4,990	5.800% due 08/12/23	1,388	1,620
4.375% due 09/16/20	3,100	3,387	Howard Hughes Medical Institute
0.659% due 05/05/26 (Ê)	3,045	2,871	3.500% due 09/01/23	1,640	1,700
0.754% due 08/15/36 (Ê)	1,000	908	HSBC Bank USA NA
Series GMTN			Series BKNT
1.250% due 05/15/17	10,465	10,493	5.875% due 11/01/34	2,665	3,156
			HSBC USA, Inc.
4.625% due 01/07/21	16,100	17,790
			2.625% due 09/24/18	5,875	6,003
3.100% due 01/09/23	2,370	2,380	Indiantown Cogeneration, LP
6.150% due 08/07/37	2,035	2,580	Series A-10
Series MTNA			9.770% due 12/15/20	1,195	1,368
6.750% due 03/15/32	2,975	3,948	Intel Corp.
General Electric Co.			2.450% due 07/29/20	3,555	3,581
5.250% due 12/06/17	3,805	4,137	3.700% due 07/29/25	3,815	3,851

2.700% due 10/09/22	4,725	4,664	International Business Machines Corp.
4.500% due 03/11/44	3,250	3,383	0.470% due 02/06/18 (Ê)	4,785	4,775
General Mills, Inc.			0.650% due 02/12/19	3,000	3,000
5.650% due 02/15/19	3,155	3,538	International Paper Co.
General Motors Co.			5.150% due 05/15/46	2,955	2,921
4.875% due 10/02/23	6,115	6,269	IPALCO Enterprises, Inc.
6.250% due 10/02/43	1,655	1,807	5.000% due 05/01/18	3,500	3,668
			Janus Capital Group, Inc.
5.200% due 04/01/45	3,135	3,034
General Motors Financial Co., Inc.			4.875% due 08/01/25	3,410	3,442
			JetBlue Airways Pass-Through Trust
3.450% due 04/10/22	1,500	1,445

Georgia-Pacific LLC			Series 04-2 Class G-2
			0.724% due 11/15/16 (Ê)	4,039	3,968
8.875% due 05/15/31	2,910	4,220

Goldman Sachs Capital I			Johnson & Johnson
			0.395% due 11/28/16 (Ê)	7,190	7,191
6.345% due 02/15/34	3,225	3,825

Goldman Sachs Group, Inc. (The)			JPMorgan Chase & Co.
			6.300% due 04/23/19	3,050	3,486
5.750% due 10/01/16	1,338	1,408
			2.750% due 06/23/20	2,755	2,772
6.250% due 09/01/17	5,310	5,803
			4.350% due 08/15/21	2,900	3,108
5.750% due 01/24/22	3,985	4,563
			3.375% due 05/01/23	1,325	1,298
3.625% due 01/22/23	650	656
			3.875% due 09/10/24	2,670	2,637
1.884% due 11/29/23 (Ê)	4,455	4,559

See accompanying notes which are an integral part of this quarterly report.

150 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JPMorgan Chase Bank NA			3.950% due 04/23/27	4,410	4,214
Series BKNT
			4.300% due 01/27/45	4,975	4,729
6.000% due 10/01/17	7,800	8,483	Series GMTN
JPMorgan Chase Capital XIII
Series M			5.450% due 01/09/17	2,425	2,560
1.232% due 09/30/34 (Ê)	3,530	3,031	6.625% due 04/01/18	4,905	5,494
JPMorgan Chase Capital XXI			5.500% due 07/24/20	1,500	1,689
Series U			4.000% due 07/23/25	2,385	2,432
1.229% due 02/02/37 (Ê)	455	379	Mutual of Omaha Insurance Co.
JPMorgan Chase Capital XXIII			4.297% due 07/15/54 (Þ)	3,265	3,200
1.274% due 05/15/47 (Ê)	8,880	7,011	National City Bank
Kinder Morgan, Inc.			Series BKNT
3.050% due 12/01/19	2,260	2,241	0.649% due 06/07/17 (Ê)	3,075	3,060
4.300% due 06/01/25	3,360	3,192	National Rural Utilities Cooperative
KKR Group Finance Co. III LLC			Finance Corp.
5.125% due 06/01/44 (Þ)	5,455	5,362	2.300% due 11/15/19	5,805	5,866
Kohl's Corp.			New York Life Global Funding
4.250% due 07/17/25	4,075	4,075	1.450% due 12/15/17 (Þ)	6,090	6,096
Kraft Heinz Foods Co.			NiSource Finance Corp.
1.600% due 06/30/17 (Þ)	1,740	1,742	6.400% due 03/15/18	868	971
			Nissan Motor Acceptance Corp.
2.000% due 07/02/18 (Þ)	6,500	6,517
			0.833% due 03/03/17 (Ê)(Þ)	4,430	4,436
2.800% due 07/02/20 (Þ)	1,290	1,295	Noble Energy, Inc.
3.500% due 07/15/22 (Þ)	1,620	1,634	3.900% due 11/15/24	1,000	973
Life Technologies Corp.			Norfolk Southern Corp.
6.000% due 03/01/20	2,758	3,111	3.000% due 04/01/22	1,675	1,665
Manufacturers & Traders Trust Co.			NVR, Inc.
Series BKNT
			3.950% due 09/15/22	3,700	3,773
1.400% due 07/25/17	5,600	5,591	Oncor Electric Delivery Co. LLC
Marina District Finance Co., Inc.
			6.800% due 09/01/18	7,750	8,902
9.875% due 08/15/18	3,000	3,081
McKesson Corp.			7.000% due 09/01/22	1,275	1,565
			Oracle Corp.
2.284% due 03/15/19	1,825	1,831
Medco Health Solutions, Inc.			2.250% due 10/08/19	3,112	3,130
			O'Reilly Automotive, Inc.
4.125% due 09/15/20	2,027	2,151
Medtronic, Inc.			3.800% due 09/01/22	1,430	1,463
			PACCAR Financial Corp.
2.500% due 03/15/20 (Þ)	615	619
			0.469% due 06/06/17 (Ê)	2,500	2,501
3.150% due 03/15/22 (Þ)	2,960	2,980
			0.879% due 12/06/18 (Ê)	1,000	1,007
4.625% due 03/15/45 (Þ)	2,095	2,119	Panhandle Eastern Pipe Line Co., LP
Merck & Co., Inc.
			8.125% due 06/01/19	3,542	4,145
0.636% due 05/18/18 (Ê)	10,425	10,454	Penske Truck Leasing Co. Lp / PTL
MetLife, Inc.			Finance Corp.
10.750% due 08/01/39	5,335	8,445	3.050% due 01/09/20 (Þ)	2,500	2,510
Microsoft Corp.			Pfizer, Inc.
3.750% due 02/12/45	2,000	1,829	0.424% due 05/15/17 (Ê)	5,095	5,096
Mirant Mid-Atlantic Pass-Through Trust			0.586% due 06/15/18 (Ê)	1,448	1,446
Series B
			6.200% due 03/15/19	2,345	2,685
9.125% due 06/30/17	963	1,015
			Philip Morris International, Inc.

Monongahela Power Co.			2.900% due 11/15/21	5,575	5,649
4.100% due 04/15/24 (Þ)	1,815	1,886
			3.250% due 11/10/24	1,725	1,714
5.400% due 12/15/43 (Þ)	1,850	2,049	Plains All American Pipeline, LP / PAA
Morgan Stanley			Finance Corp.
5.750% due 10/18/16	1,500	1,579	2.850% due 01/31/23	850	800
5.550% due 04/27/17	2,450	2,614	PNC Bank NA
2.800% due 06/16/20	3,440	3,459	1.850% due 07/20/18	5,585	5,594

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 151

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			Sirius International Group, Ltd.
2.700% due 11/01/22	5,180	4,993	7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,264
PNC Funding Corp.			SL Green Realty Corp
3.300% due 03/08/22	8,530	8,743	7.750% due 03/15/20	2,300	2,734
Principal Financial Group, Inc.			Southern Power Co.
3.125% due 05/15/23	1,683	1,653	Series 15B
Procter & Gamble Co. (The)			2.375% due 06/01/20	1,775	1,756
1.450% due 08/15/16	250	252	Sprint Capital Corp.
0.389% due 11/04/16 (Ê)	4,265	4,267	8.750% due 03/15/32	8,565	8,105
Progress Energy, Inc.			Sprint Communications, Inc.
7.050% due 03/15/19	1,000	1,160	9.000% due 11/15/18 (Þ)	2,000	2,240
			Symantec Corp.
3.150% due 04/01/22	3,750	3,747
Prudential Financial, Inc.			2.750% due 06/15/17	1,480	1,497
			Synchrony Financial
3.500% due 05/15/24	3,375	3,354
			4.500% due 07/23/25	2,555	2,564
5.625% due 06/15/43	1,650	1,714	Time Warner Cable, Inc.
Public Service Co. of New Mexico
			8.250% due 04/01/19	2,000	2,352
7.950% due 05/15/18	3,320	3,852	Time Warner Entertainment Co., LP
QUALCOMM, Inc.
			8.375% due 03/15/23	1,000	1,245
3.000% due 05/20/22	5,095	4,955	Toyota Motor Credit Corp.
3.450% due 05/20/25	4,390	4,157	0.466% due 02/16/17 (Ê)	13,210	13,195
Quebecor World Capital Corp.
			1.450% due 01/12/18	2,070	2,072
4.875% due 01/02/49 (Ø)	625	—	UAL Pass-Through Trust
6.125% due 11/15/49 (Ø)	1,955	—	Series 09-1
QVC, Inc.			10.400% due 11/01/16	150	163
4.375% due 03/15/23	5,765	5,666	Union Pacific Railroad Co. Pass-Through
			Trust
5.450% due 08/15/34	2,040	1,879	Series 06-1
Rayonier AM Products, Inc.
			5.866% due 07/02/30	923	1,064
5.500% due 06/01/24 (Þ)	3,360	2,848	United Technologies Corp.
Reliance Standard Life Global Funding
II			3.100% due 06/01/22	1,800	1,816
			UnitedHealth Group, Inc.
2.500% due 01/15/20 (Þ)	3,070	3,065
Republic Services, Inc.			1.450% due 07/17/17	2,810	2,817
5.250% due 11/15/21	1,850	2,068	1.900% due 07/16/18	3,420	3,434
3.550% due 06/01/22	4,550	4,604	2.700% due 07/15/20	4,435	4,487
Reynolds American, Inc.			3.875% due 10/15/20	2,640	2,819
6.750% due 06/15/17	3,400	3,705	2.875% due 12/15/21	3,375	3,366
3.750% due 05/20/23 (Å)	2,900	2,851	3.350% due 07/15/22	3,665	3,740
4.850% due 09/15/23	1,275	1,355	3.750% due 07/15/25	4,415	4,499
4.450% due 06/12/25	1,775	1,823	Univision Communications, Inc.
5.850% due 08/15/45	4,520	4,860	5.125% due 05/15/23 (Þ)	550	551
Roche Holdings, Inc.			Unum Group
2.875% due 09/29/21 (Þ)	3,375	3,424	4.000% due 03/15/24	3,410	3,484
Rockwood Specialties Group, Inc.			US Airways Pass-Through Trust
			Series 2012-1 Class A
4.625% due 10/15/20	4,865	5,059
Sabine Pass LNG, LP			5.900% due 10/01/24	2,710	3,021
			Series A Class A
7.500% due 11/30/16	385	400
			7.125% due 10/22/23	2,679	3,111
7.500% due 11/30/16 (Þ)	2,900	3,016	US Bank NA
SABMiller Holdings, Inc.
3.750% due 01/15/22 (Þ)	5,045	5,216	Series BKNT
			0.486% due 09/11/17 (Ê)	4,800	4,797
Samsung Electronics America, Inc.
			1.375% due 09/11/17	2,400	2,409
1.750% due 04/10/17 (Þ)	3,160	3,176

Santander Holdings USA, Inc.			USF&G Capital III
			8.312% due 07/01/46 (Þ)	2,244	3,286
4.500% due 07/17/25	1,380	1,399	Ventas Realty LP/CAP CRP

See accompanying notes which are an integral part of this quarterly report.

152 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
2.000% due 02/15/18	1,400	1,407	2.350% due 09/10/19		3,250	3,262
Verizon Communications, Inc.			ABN Amro Bank NV
2.500% due 09/15/16	514	522	1.094% due 10/28/16 (Ê)(Þ)		2,320	2,329
0.681% due 06/09/17 (Ê)	661	658	Actavis Funding SCS
1.350% due 06/09/17	5,255	5,250	3.000% due 03/12/20		1,460	1,453
2.036% due 09/14/18 (Ê)	600	619	3.450% due 03/15/22		5,075	4,992
3.650% due 09/14/18	4,140	4,352	3.800% due 03/15/25		1,525	1,487
			AerCap Ireland Capital, Ltd. / AerCap
3.000% due 11/01/21	4,000	3,970	Global Aviation Trust
3.500% due 11/01/21	6,625	6,761	4.625% due 07/01/22		3,670	3,739
5.050% due 03/15/34	12,954	13,057	AerCap Ireland Capital, Ltd. / AerCap
			Global Aviation, Ltd.
4.272% due 01/15/36 (Þ)	5,920	5,366
			5.000% due 10/01/21		1,160	1,205
4.862% due 08/21/46	1,000	945	Arbor Realty Collateralized Loan
4.672% due 03/15/55 (Þ)	4,487	3,921	Obligation, Ltd.
Series FRN			Series 2014-1A Class A
1.816% due 09/15/16 (Ê)	9,840	9,953	1.936% due 05/15/24 (Ê)(Þ)		1,000	998
Viacom, Inc.			ArcelorMittal
3.125% due 06/15/22	2,375	2,262	6.125% due 06/01/18		2,820	2,985
5.850% due 09/01/43	4,325	4,267	6.125% due 06/01/25		5,305	5,053
Wachovia Capital Trust III			AWAS Aviation Capital, Ltd.
5.570% due 03/29/49 (Ê)	3,440	3,403	7.000% due 10/17/16 (Þ)		2,158	2,175
Wachovia Corp.			Baidu, Inc.
0.556% due 06/15/17 (Ê)	5,495	5,473	3.250% due 08/06/18		2,685	2,744
Wal-Mart Stores, Inc.			Banco do Brasil SA
6.500% due 08/15/37	2,030	2,673	9.000% due 12/29/49 (ƒ)(Þ)		1,920	1,646
Walt Disney Co. (The)			Bank of Montreal
2.750% due 08/16/21	1,325	1,362	0.644% due 04/10/18 (Ê)		800	798
Wells Fargo & Co.			Bank of Nova Scotia
			Series YCD
0.531% due 06/02/17	12,430	12,393
			0.456% due 11/07/16 (Ê)(~)		6,495	6,493
3.500% due 03/08/22	7,390	7,621	Barclays PLC
4.125% due 08/15/23	1,675	1,732	2.000% due 03/16/18		4,250	4,245
3.900% due 05/01/45	4,685	4,301	2.750% due 11/08/19		3,435	3,420
Series GMTN			Barrick Gold Corp.
2.600% due 07/22/20	9,775	9,821	4.100% due 05/01/23		6,116	5,474
4.300% due 07/22/27	2,885	2,936	BAT International Finance PLC
Williams Cos., Inc. (The)			2.125% due 06/07/17 (Þ)		6,527	6,600
7.875% due 09/01/21	458	528	2.750% due 06/15/20 (Þ)		2,875	2,915
Williams Partners, LP
			3.500% due 06/15/22 (Þ)		830	844
4.300% due 03/04/24	1,205	1,168	Berkshire Hathaway, Inc.
5.100% due 09/15/45	3,905	3,372	0.750% due 03/16/23	EUR	1,010	1,062
Williams Partners, LP / Williams
Partners Finance Corp.			1.125% due 03/16/27	EUR	2,810	2,835
			BP Capital Markets PLC
7.250% due 02/01/17	2,765	2,975
Wm Wrigley Jr Co.			0.696% due 11/07/16 (Ê)		3,800	3,805
2.000% due 10/20/17 (Þ)	5,355	5,395	2.315% due 02/13/20		1,370	1,372
ZFS Finance USA Trust II			3.506% due 03/17/25		7,885	7,801
6.450% due 12/15/65 (Þ)	4,650	4,755	BPCE SA
ZFS Finance USA Trust V			0.846% due 11/18/16 (Ê)		4,000	4,004
6.500% due 05/09/37 (Þ)	12,314	12,653	4.000% due 04/15/24		2,485	2,550
Zoetis, Inc.			Braskem Finance, Ltd.
3.250% due 02/01/23	2,545	2,438	6.450% due 02/03/24		2,375	2,159

International Debt - 7.1%		1,370,980	Brazilian 4.250% Government due 01/07/25 International Bond
					2,700	2,547
Abbey National Treasury Services PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 153

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
British Sky Broadcasting Group PLC					Series GMTN
3.750% due 09/16/24			2,656	2,571	6.750% due 05/21/18 (Þ)			9,920	11,002
British Telecommunications PLC					HSBC Holdings PLC
2.350% due 02/14/19			915	915	6.375% due 12/31/49 (ƒ)			2,400	2,411
Caisse Centrale Desjardins					Hutchison Whampoa International 14,
0.682% due 03/27/17 (Ê)(Þ)			9,785	9,773	Ltd.
Canadian Imperial Bank of Commerce					3.625% due 10/31/24 (Þ)			2,475	2,454
0.437% due 02/21/17 (Ê)			8,000	7,981	Imperial Tobacco Group PLC
Canadian Pacific Railway Co.					4.250% due 07/21/25 (Å)			3,150	3,146
7.250% due 05/15/19			2,500	2,942	ING Bank NV
CDP Financial, Inc.					3.750% due 03/07/17 (Þ)			2,125	2,202
5.600% due 11/25/39 (Þ)			2,480	3,071	4.125% due 11/21/23			2,000	2,055
Coca Cola Enterprises					Intelsat Jackson Holdings SA
2.375% due 05/07/25	EUR		2,475	2,824	5.500% due 08/01/23			5,960	5,409
Colombia Government International					Intesa Sanpaolo SpA
Bond					2.375% due 01/13/17			3,150	3,163
4.375% due 07/12/21			1,535	1,596	5.017% due 06/26/24 (Þ)			2,805	2,764
Cooperatieve Centrale Raiffeisen-
					KFW
Boerenleenbank BA					4.000% due 01/27/20			8,525	9,412
4.625% due 12/01/23			7,075	7,317
					Kinder Morgan, Inc.
3.375% due 05/21/25			3,095	3,037
4.375% due 08/04/25			4,260	4,279	LBG 1.500% Capital due No. 03/16/22 1 PLC Co.	EUR		950	1,004
5.250% due 08/04/45			4,370	4,450	8.000% due 12/29/49			6,950	7,954
Credit Suisse					Limerock CLO II, Ltd.
0.717% due 05/26/17 (ƒ)			2,050	2,044	Series 2014-2A Class A
1.750% due 01/29/18			4,765	4,761	1.775% due 04/18/26 (Ê)(Þ)			3,540	3,539
					Lloyds Bank PLC
6.000% due 02/15/18			690	755
					2.300% due 11/27/18			2,695	2,727
3.000% due 10/29/21			1,200	1,199	Lloyds Banking Group PLC
Series GMTN
					7.500% due 12/31/49 (ƒ)			4,380	4,566
1.375% due 05/26/17			5,075	5,074

Credit Suisse Group Funding Guernsey,					Macquarie Bank, Ltd.
Ltd.					0.925% due 10/27/17 (Ê)(Þ)			2,205	2,202
4.875% due 05/15/45 (Þ)			3,035	3,003	Magnetite XII, Ltd.
					Series 2015-12A Class A

Deutsche Bank AG					1.789% due 04/15/27 (Ê)(Þ)			1,500	1,500
4.500% due 04/01/25			3,450	3,346
					Marfrig Overseas, Ltd.

Deutsche Bank AG/London					9.500% due 05/04/20 (Þ)			4,200	4,268
1.875% due 02/13/18			4,170	4,163
Deutsche Telekom International Finance					Morgan Stanley
BV					1.750% due 01/30/25	EUR		1,705	1,842
2.250% due 03/06/17 (Þ)			6,160	6,237	Nexen Energy ULC
Electricite de France SA					6.200% due 07/30/19			1,775	1,988
4.875% due 01/22/44 (Þ)			1,535	1,628	Nokia OYJ
Ensco PLC					6.625% due 05/15/39			4,411	4,786
5.750% due 10/01/44			3,265	2,842	Nomura Holdings Inc.
General Electric Capital Corp.					2.000% due 09/13/16			4,385	4,415
5.500% due 09/15/67	EUR		900	1,049	NOVA Chemicals Corp.
GlaxoSmithKline Capital PLC					5.250% due 08/01/23 (Þ)			5,265	5,265
1.500% due 05/08/17			1,490	1,499	NXP BV / NXP Funding LLC
Global SC Finance SRL					4.125% due 06/15/20 (Þ)			2,325	2,334
3.090% due 07/17/29			1,967	1,957	Paragon Offshore PLC
Granite Master Issuer PLC					7.250% due 08/15/24 (Þ)			3,440	1,073

Series 2007-1 Class 2A1					Peruvian Government International Bond
0.343% due 12/20/54 (Ê)			1,631	1,621	6.550% due 03/14/37			675	842
HBOS PLC					Petrobras Global Finance BV
					6.250% due 03/17/24			3,155	2,953

See accompanying notes which are an integral part of this quarterly report.

154 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Petroleos de Venezuela SA				0.736% due 11/08/18 (Ê)	8,300	8,295
6.000% due 11/15/26		16,285	5,310	3.150% due 01/23/22	1,600	1,623
5.375% due 04/12/27		2,030	655	Suncor Energy, Inc.
Petroleos Mexicanos				5.950% due 12/01/34	2,690	3,080
4.875% due 01/24/22		2,125	2,207	Tencent Holdings, Ltd.
4.500% due 01/23/26 (Þ)		2,875	2,819	3.375% due 05/02/19 (Þ)	2,355	2,410
5.625% due 01/23/46 (Þ)		2,465	2,323	Toronto-Dominion Bank (The)
Philip Morris International, Inc.				0.741% due 09/09/16 (Ê)	10,885	10,921
Series EMTn				Total Capital International SA
2.875% due 03/03/26	EUR	3,900	4,727	1.000% due 08/12/16	10,485	10,514
Philippine Government International				Total Capital SA
Bond				2.125% due 08/10/18	3,300	3,344
4.200% due 01/21/24		2,200	2,420	Trade MAPS 1, Ltd.

Poland Government International Bond				Series 2013-1A Class A
5.125% due 04/21/21		1,250	1,404	0.889% due 12/10/18 (Ê)(Þ)	6,410	6,411
Prologis, LP				TransCanada PipeLines, Ltd.
1.375% due 05/13/21	EUR	3,275	3,543	3.800% due 10/01/20	1,900	2,003
Province of Ontario Canada				Transocean, Inc.
3.200% due 05/16/24		2,750	2,881	3.000% due 10/15/17	3,655	3,428
Province of Quebec Canada				4.300% due 10/15/22	3,180	2,310
3.500% due 07/29/20		465	500	Turkey Government International Bond
2.625% due 02/13/23		550	557	5.750% due 03/22/24	3,015	3,239
Rio Tinto Finance USA, Ltd.				Tyco Electronics Group SA
3.750% due 06/15/25		3,265	3,185	6.550% due 10/01/17	2,425	2,676
Royal Bank of Canada				UBS AG
Series GMTN				1.375% due 06/01/17	3,700	3,690
0.546% due 10/13/17 (Ê)		3,489	3,477
				1.800% due 03/26/18	7,035	7,034
Royal Bank of Scotland Group PLC
6.400% due 10/21/19		1,000	1,121	Series BKNT
				5.750% due 04/25/18	940	1,038
5.125% due 05/28/24		2,535	2,562	Vale Overseas, Ltd.
Royal Bank of Scotland PLC				8.250% due 01/17/34	1,110	1,182
9.500% due 03/16/22		2,825	3,117	Valeant Pharmaceuticals International,
Saudi Electricity Global Sukuk Co. 2				Inc.
5.060% due 04/08/43 (Þ)		1,700	1,684	5.500% due 03/01/23 (Å)	869	889
Saudi Electricity Global Sukuk Co. 3				Validus Holdings, Ltd.
5.500% due 04/08/44 (Å)		770	807	8.875% due 01/26/40	2,113	2,755
Seagate HDD Cayman				Voya CLO, Ltd.
5.750% due 12/01/34 (Þ)		3,091	3,028	Series 2014-4A Class A1
Shell International Finance BV				1.674% due 10/14/26 (Ê)(Þ)	1,250	1,249
0.484% due 11/15/16 (Ê)		19,355	19,379	Weatherford International, Ltd.
2.000% due 11/15/18		2,360	2,385	5.125% due 09/15/20	3,933	3,810
						463,922
2.250% due 01/06/23		7,275	6,894	Loan Agreements - 0.5%
3.250% due 05/11/25		6,945	6,860	Avago Technologies Cayman, Ltd.
4.375% due 05/11/45		5,265	5,259	Covenant-Lite Term Loan B
Skandinaviska Enskilda Banken AB				3.750% due 05/06/21	2,992	2,995
2.375% due 03/25/19 (Þ)		4,250	4,302	FCA US LLC 1st Lien Term Loan B
Sky PLC				3.500% due 05/24/17 (Ê)	3,973	3,970
6.100% due 02/15/18 (Þ)		2,290	2,512	First Data Corp. Term Loan
South Africa Government International				3.668% due 03/24/18 (Ê)	4,050	4,037
Bond				HCA, Inc. Term Loan B4
4.665% due 01/17/24		800	819	3.025% due 05/01/18 (Ê)	2,859	2,861
Standard Chartered PLC				MacDermid, Inc. 1st Lien Term Loan
2.250% due 04/17/20 (Þ)		3,120	3,082	4.500% due 06/07/20 (Ê)	5,880	5,897
Statoil ASA				Numericable US LLC 1st Lien Term
				Loan B1

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 155

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
			Banc of America Merrill Lynch
4.500% due 05/21/20 (Ê)	2,081	2,084
Numericable US LLC 1st Lien Term			Commercial Mortgage, Inc.
Loan B2			Series 2005-2 Class G
4.500% due 05/21/20 (Ê)	1,800	1,803	5.024% due 07/10/43 (Å)	1,459	1,458
Sungard Availability Services Capital,			Series 2005-3 Class AM
Inc. Covenant-Lite 1st Lien Term			4.727% due 07/10/43	130	130
Loan B			Series 2005-6 Class A4
6.000% due 03/31/19 (Ê)	2,869	2,596	5.156% due 09/10/47	7,579	7,584
TWCC Holding Corp. Covenant-Lite 2nd			Series 2007-5 Class A4
Lien Term Loan			5.492% due 02/10/51	444	467
7.000% due 06/26/20 (Ê)	4,300	4,004	Series 2008-1 Class A4
Valeant Pharmaceuticals International,
Inc. 1st Lien Term Loan B			6.215% due 02/10/51	1,288	1,396
			Banc of America Mortgage Securities,
0.040% due 04/02/22 (Ê)	3,322	3,332	Inc.
Valeant Pharmaceuticals International,			Series 2004-1 Class 5A1
Inc. 1st Lien Term Loan E
			6.500% due 09/25/33	13	13
3.500% due 08/05/20 (Ê)	1,194	1,195	Series 2004-11 Class 2A1
		34,774	5.750% due 01/25/35	435	445
Mortgage-Backed Securities - 26.4%			Series 2004-F Class 1A1
Adjustable Rate Mortgage Trust
Series 2006-1 Class 2A1			2.676% due 07/25/34 (Ê)	325	328
			Series 2004-I Class 2A2
3.695% due 03/25/36 (Ê)	717	547
Alternative Loan Trust			2.656% due 10/25/34 (Ê)	69	69
Series 2005-85CB Class 2A2			Series 2005-H Class 2A5
5.500% due 02/25/36	14	14	2.695% due 09/25/35 (Ê)	1,901	1,738
Series 2005-J13 Class 2A7			Banc of America Mortgage Trust
			Series 2005-D Class 2A7
5.500% due 11/25/35	575	533
Series 2006-OA1 Class 2A1			2.751% due 05/25/35 (Ê)	1,526	1,429
			Banc of America Re-REMIC Trust
0.398% due 03/20/46 (Ê)	1,311	1,033

Series 2007-8CB Class A1			Series 2010-UB5 Class A4A
			5.650% due 02/17/51 (Þ)	1,718	1,778
5.500% due 05/25/37	2,899	2,437
Series 2007-15CB Class A5			BCAP LLC Trust
			Series 2011-R11 Class 15A1
5.750% due 07/25/37	491	451	2.613% due 10/26/33 (Ê)(Þ)	3,555	3,611
Series 2007-15CB Class A7

6.000% due 07/25/37	1,392	1,301	Series 2011-R11 Class 20A5
			2.688% due 03/26/35 (Ê)(Þ)	1,430	1,443
American Home Mortgage Investment			Bear Stearns Adjustable Rate Mortgage
Trust			Trust
Series 2007-1 Class GA1C

0.381% due 05/25/47 (Ê)	6,185	4,490	Series 2003-8 Class 4A1
			2.694% due 01/25/34 (Ê)	156	156
Series 2007-4 Class A2

0.381% due 08/25/37 (Ê)	724	705	Series 2004-5 Class 2A
			3.100% due 07/25/34 (Ê)	748	749
Banc of America Alternative Loan Trust			Series 2004-10 Class 22A1
Series 2005-5 Class 2CB1
			2.966% due 01/25/35 (Ê)	222	216
6.000% due 06/25/35	344	325

Banc of America Commercial Mortgage			Series 2005-12 Class 13A1
Trust			5.365% due 02/25/36 (Ê)	203	189
			Bear Stearns Commercial Mortgage
5.765% due 06/10/49	2,530	2,627
Series 2007-2 Class AM			Securities Trust
			Series 2005-PW10 Class A4
5.623% due 04/10/49	1,490	1,565	5.405% due 12/11/40	2,487	2,493
Banc of America Funding Corp.			Series 2006-T22 Class AJ
Series 2006-3 Class 5A8
			5.592% due 04/12/38	75	77
5.500% due 03/25/36	1,495	1,399

Banc of America Funding Trust			Series 2007-PW15 Class A4
Series 2005-8 Class 1A1			5.331% due 02/11/44	422	443
			Series 2007-PW16 Class A4
5.500% due 01/25/36	2,778	2,791
Series 2006-F Class 1A2			5.705% due 06/11/40	50	53
			Series 2007-PW17 Class A4
2.702% due 07/20/36 (Ê)	111	82
			5.694% due 06/11/50	1,335	1,419

See accompanying notes which are an integral part of this quarterly report.

156 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bear Stearns Commercial Mortgage			Series 2004-UST1 Class A5
Securities, Inc.			1.989% due 08/25/34 (Ê)	3,406	3,348
Series 2005-T20 Class E

5.288% due 10/12/42	170	170	Series 2005-11 Class A2A
			2.510% due 10/25/35 (Ê)	108	106
Bear Stearns Structured Products, Inc.

Series 2007-R6 Class 1A1			Series 2007-AR8 Class 2A1A
			2.803% due 07/25/37 (Ê)	1,436	1,338
2.577% due 01/26/36 (Ê)	1,515	1,218	Citigroup/Deutsche Bank Commercial
Series 2007-R6 Class 2A1
2.331% due 12/26/46 (Ê)	1,363	1,036	Series Mortgage 2005-CD1 Trust Class A4
BHMS Mortgage Trust			5.202% due 07/15/44	778	778
Series 2014-ATLS Class AFL
1.684% due 07/05/33 (Ê)(Þ)	1,215	1,208	5.322% Series 2007-CD4 due 12/11/49 Class A4	340	352
Series 2014-ATLS Class BFX			COBALT CMBS Commercial Mortgage
4.241% due 07/05/33 (Þ)	2,745	2,757	Trust
CD Commercial Mortgage Trust			Series 2006-C1 Class AM
Series 2005-CD1 Class AJ			5.254% due 08/15/48	110	113
5.202% due 07/15/44	1,992	2,000	Commercial Mortgage Pass-Through
Series 2005-CD1 Class C			Certificates
			Series 2014-CR14 Class XA
5.202% due 07/15/44	900	905
CFCRE Commercial Mortgage Trust			0.880% due 02/10/47	1,626	72
Series 2011-C2 Class C			Commercial Mortgage Trust
5.574% due 12/15/47 (Þ)	860	965	2.540% due 12/10/45	10	10
CGCMT Trust			Series 2001-J2A Class E
Series 2009-RR1 Class MA4A			6.922% due 07/16/34 (Þ)	2,100	2,203
5.485% due 03/17/51 (Þ)	400	420	Series 2005-C6 Class AJ
CHL Mortgage Pass-Through Trust			5.209% due 06/10/44	162	162
Series 2004-11 Class 2A1			Series 2005-LP5 Class D
2.244% due 07/25/34 (Ê)	2,076	2,057	4.775% due 05/10/43	2,342	2,343
Series 2004-22 Class A3			Series 2006-C7 Class A4
2.427% due 11/25/34 (Ê)	959	904	5.750% due 06/10/46	138	140
Series 2005-17 Class 1A6			Series 2006-GG7 Class A4
5.500% due 09/25/35	920	903	5.819% due 07/10/38	546	556
Series 2006-1 Class A2			Series 2007-GG9 Class A4
6.000% due 03/25/36	482	452	5.444% due 03/10/39	111	117
Series 2006-21 Class A8			Series 2007-GG11 Class A4
5.750% due 02/25/37	2,256	2,123	5.736% due 12/10/49	1,380	1,457
Series 2007-4 Class 1A10			Series 2007-GG11 Class AJ
6.000% due 05/25/37	5,247	4,790	6.049% due 12/10/49	2,642	2,745
Series 2007-9 Class A11			Series 2008-LS1 Class A4B
5.750% due 07/25/37	1,383	1,312	6.037% due 12/10/49	1,546	1,634
Series 2007-9 Class A13			Series 2010-RR1 Class GEA
5.750% due 07/25/37	683	653	5.543% due 12/11/49 (Þ)	7,300	7,533
Citicorp Mortgage Securities Trust			Series 2012-CR2 Class A1
Series 2006-3 Class 1A4			0.824% due 08/15/45	724	722
6.000% due 06/25/36	62	65	Series 2012-CR4 Class A3
Citigroup Commercial Mortgage Trust			2.853% due 10/15/45	688	692
Series 2006-C4 Class A3

5.775% due 03/15/49	119	121	Series 2012-CR4 Class XA
			1.948% due 10/15/45	475	45
Series 2013-375P Class A

3.251% due 05/10/35 (Þ)	3,760	3,820	Series 2013-CR7 Class A1
			0.716% due 03/10/46	3,602	3,588
Series 2014-GC19 Class D

4.900% due 03/10/47 (Þ)	110	104	Series 2013-CR9 Class A3
			4.022% due 07/10/45	155	167
Series 2014-GC23 Class A4

3.622% due 07/10/47	7,000	7,292	Series 2013-CR9 Class A4
			4.234% due 07/10/45	760	834
Series 2015-GC29 Class XA

1.177% due 04/10/48	1,124	90	Series 2014-CR14 Class A4
			4.236% due 02/10/47	4,156	4,533
Citigroup Mortgage Loan Trust, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 157

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-KY0 Class F			Fannie Mae
3.654% due 06/11/27	3,330	3,321	8.000% due 2016	—	—
Countrywide Alternative Loan Trust			10.000% due 2018	3	3
Series 2006-13T1 Class A3
			5.000% due 2019	170	178
6.000% due 05/25/36	3,387	2,885
Countrywide Home Loans, Inc.			3.763% due 2020	6,080	6,540
Series 2006-14 Class A4			4.000% due 2020	5	5
6.250% due 09/25/36	3,112	2,970	4.338% due 2020	6,021	6,654
Credit Suisse Commercial Mortgage
Trust			3.400% due 2021	4,790	5,091
Series 2007-C1 Class A3			3.500% due 2021	294	310
5.383% due 02/15/40	4,473	4,657	3.840% due 2021	3,780	4,098
Series 2007-C3 Class A4			3.890% due 2021	1,869	2,031
5.699% due 06/15/39	51	54
			5.500% due 2021	103	110
Series 2008-C1 Class A3
			2.820% due 2022	2,551	2,629
5.973% due 02/15/41	345	372
Credit Suisse First Boston Mortgage			2.830% due 2022	2,342	2,415
Securities Corp.			3.000% due 2022	197	206
Series 2005-9 Class 2A1
			5.000% due 2022	1,200	1,282
5.500% due 10/25/35	2,541	2,449
Series 2005-C2 Class AMFX			5.500% due 2022	429	469
4.877% due 04/15/37	795	795	4.500% due 2023	65	70
Series 2005-C3 Class AJ			5.500% due 2023	887	965
4.771% due 07/15/37	41	41	2.500% due 2024	7,787	8,019
Series 2005-C6 Class B
			4.000% due 2024	71	74
5.230% due 12/15/40	2,415	2,430
Credit Suisse Mortgage Capital			5.500% due 2024	618	676
Certificates			7.500% due 2024	1	1
Series 2007-2 Class 3A4			10.000% due 2024	3	3
5.500% due 03/25/37	2,609	2,437
			2.800% due 2025	2,980	2,979
Credit Suisse Mortgage Trust
			4.000% due 2025	2,894	3,087
3.250% due 08/27/36	3,290	3,203
Csail Commercial Mortgage Trust			4.500% due 2025	54	59
Series 2015-C2 Class XA			4.500% due 2025	1,489	1,568
Interest Only STRIP
			5.500% due 2025	108	119
0.913% due 06/15/57	1,275	79
CSMC			3.500% due 2026	2,325	2,459
Series 2010-20R Class 7A4			4.000% due 2026	6,853	7,309
3.500% due 03/27/37 (Ê)(Þ)	3,670	3,483	4.500% due 2026	182	206
CSMC Trust			5.500% due 2026	193	216
Series 2014-USA Class A2
			9.000% due 2026	5	6
3.953% due 09/15/37 (Þ)	2,545	2,665
DBCCRE Mortgage Trust			2.966% due 2027	3,979	3,982
Series 2014-ARCP Class C			3.000% due 2027	2,606	2,711
4.935% due 01/10/34 (Å)	2,495	2,640	3.500% due 2027	3,530	3,734
DBUBS Mortgage Trust
Series 2011-LC3A Class A2			4.500% due 2027	611	693
3.642% due 08/10/44	4,884	4,960	4.500% due 2027	3,566	3,785
Deutsche Alt-A Securities Mortgage			5.500% due 2027	65	73
Loan Trust
Series 2007-OA4 Class 1A1A			7.000% due 2028	39	45
			6.500% due 2029	45	52
0.381% due 08/25/47 (Ê)	4,257	3,537
DSLA Mortgage Loan Trust			7.000% due 2029	409	476
Series 2007-AR1 Class 2A1A			7.500% due 2029	6	7
0.345% due 04/19/47 (Ê)	6,953	5,767	8.500% due 2029	2	2
Fanie Mae-Aces
Series 2015-M11 Class A1			6.500% due 2030	73	84
2.097% due 04/25/25	4,715	4,690	7.000% due 2030	65	68

See accompanying notes which are an integral part of this quarterly report.

158 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 2030	61	73	4.000% due 2041	9,223	9,884
8.500% due 2030	53	60	4.500% due 2041	1,752	1,990
9.500% due 2030	24	28	4.500% due 2041	8,353	9,086
4.000% due 2031	2,025	2,175	5.000% due 2041	19,042	21,093
6.500% due 2031	120	138	4.500% due 2042	721	782
7.000% due 2031	267	316	3.500% due 2043	11,501	11,985
7.500% due 2031	23	26	4.000% due 2045	13,345	14,243
8.500% due 2031	141	159	15 Year TBA(Ï)
3.500% due 2032	9,199	9,715	2.000%	1,775	1,752
6.500% due 2032	133	155	2.500%	17,120	12,210
7.000% due 2032	733	865	3.000%	5,245	4,400
7.500% due 2032	19	22	3.500%	16,415	13,067
			30 Year TBA(Ï)
8.500% due 2032	13	16
			2.500%	1,200	1,165
2.448% due 2033(Ê)	117	125
			3.000%	111,595	112,245
3.000% due 2033	5,709	5,918
			3.500%	164,220	170,316
3.500% due 2033	4,996	5,257
			4.000%	84,120	89,472
6.500% due 2033	146	168
			4.500%	54,045	43,182
7.000% due 2033	346	397
			5.000%	13,760	15,211
2.183% due 2034(Ê)	257	275
			5.500%	7,000	7,855
2.287% due 2034(Ê)	529	562
			6.000%	8,220	6,123
2.360% due 2034(Ê)	91	95	Series 1997-281 Class 2
4.500% due 2034	1,049	1,187	Interest Only STRIP
5.500% due 2034	66	75	9.000% due 11/25/26 (Å)	20	5
			Series 2000-306 Class IO
6.500% due 2034	288	331
7.000% due 2034	41	49	Interest Only STRIP
			8.000% due 05/25/30 (Å)	20	5
2.099% due 2035(Ê)	666	718	Series 2001-317 Class 2
2.315% due 2035(Ê)	865	923	Interest Only STRIP
4.500% due 2035	794	909	8.000% due 12/25/31 (Å)	28	6
			Series 2002-320 Class 2
5.500% due 2035	749	845	Interest Only STRIP
7.000% due 2035	20	21	7.000% due 04/25/32 (Å)	8	2
7.500% due 2035	307	385	Series 2003-339 Class 23
2.293% due 2036(Ê)	7	7	Interest Only STRIP
			5.000% due 06/25/18	252	12
4.000% due 2036	68	73
			Fannie Mae Grantor Trust
5.500% due 2036	516	564	Series 1999-T2 Class A1
7.000% due 2036	87	94	7.500% due 01/19/39	33	36
4.000% due 2037	77	82	Series 2001-T4 Class A1
4.500% due 2037	1,448	1,634	7.500% due 07/25/41	2,353	2,867
			Fannie Mae REMICS
5.500% due 2037	1,294	1,432	Series 1996-46 Class ZA
6.500% due 2037	249	286	7.500% due 11/25/26	79	89
4.500% due 2038	2,707	3,058	Series 1997-68 Class SC
5.500% due 2038	2,573	2,890	8.312% due 05/18/27 (Å)(Ê)	27	7
6.500% due 2038	207	237	Series 1999-56 Class Z
			7.000% due 12/18/29	285	328
4.500% due 2039	823	950
			Series 2001-4 Class SA
4.500% due 2039	827	899
			7.364% due 02/17/31 (Å)(Ê)	12	1
6.500% due 2039	137	158	Series 2002-57 Class PG
4.500% due 2040	309	336	5.500% due 09/25/17	430	445
5.500% due 2040	698	784

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 159

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-25 Class IK			Fannie Mae Whole Loan
7.000% due 04/25/33 (Å)	77	15	Series 2003-W1 Class 2A
Series 2003-32 Class UI			6.464% due 12/25/42	64	74
6.000% due 05/25/33 (Å)	57	13	Series 2004-W9 Class 2A1
Series 2003-33 Class IA			6.500% due 02/25/44	134	151
6.500% due 05/25/33 (Å)	382	68	Series 2004-W11 Class 1A2
Series 2003-35 Class FY			6.500% due 05/25/44	280	329
0.591% due 05/25/18 (Ê)	412	413	Fannie Mae-Aces
Series 2003-35 Class IU			0.505% due 08/25/18	4,602	4,607
6.000% due 05/25/33 (Å)	70	16	Series 2012-M8 Class ASQ2
Series 2003-35 Class UI			1.520% due 12/25/19	8,564	8,622
6.500% due 05/25/33 (Å)	83	18	Series 2013-M4 Class ASQ2
Series 2003-64 Class JI			1.451% due 02/25/18	3,894	3,903
6.000% due 07/25/33 (Å)	50	12	Series 2014-M13 Class A2
Series 2003-343 Class 6			3.021% due 08/25/24	2,735	2,781
Interest Only STRIP			Series 2014-M13 Class AB2
5.000% due 10/25/33	536	93	2.951% due 08/25/24	3,645	3,700
Series 2003-345 Class 18			Series 2014-M13 Class ASQ2
Interest Only STRIP			1.637% due 11/25/17	30,256	30,583
4.500% due 12/25/18	708	36	Series 2015-M1 Class ASQ1
Series 2003-345 Class 19			0.782% due 02/25/18	7,469	7,440
Interest Only STRIP
4.500% due 01/25/19	769	39	1.626% Series 2015-M1 due 02/25/18 Class ASQ2	9,390	9,508
Series 2004-70 Class EB
5.000% due 10/25/24	802	867	2.870% Series 2015-M5 due 03/25/25 Class A1	6,017	6,065
Series 2005-110 Class MB
5.500% due 09/25/35	307	330	0.882% Series 2015-M7 due 04/25/18 Class ASQ1	5,560	5,555
Series 2005-117 Class LC
5.500% due 11/25/35	2,383	2,590	1.550% Series 2015-M7 due 04/25/18 Class ASQ2	3,325	3,352
Series 2005-365 Class 12			FDIC Guaranteed Notes Trust
Interest Only STRIP
4.500% due 12/25/35	1,780	329	0.737% Series 2010-S1 due 02/25/48 Class 1A (Ê)(Þ)	609	609
Series 2006-22 Class CE
4.500% due 08/25/23	814	871	FDIC Series Trust 2010-R1 Class A
Series 2006-118 Class A1			2.184% due 05/25/50 (Þ)	963	970
0.259% due 12/25/36 (Å)(Ê)	72	71	Series 2011-R1 Class A
Series 2006-369 Class 8			2.672% due 07/25/26 (Þ)	3,854	3,942
Interest Only STRIP			Federal Home Loan Mortgage Corp.
5.500% due 04/25/36	265	51	Multifamily Structured Pass-Through
Series 2007-73 Class A1			Certificates
0.259% due 07/25/37 (Å)(Ê)	736	691	Series 2010-KSCT Class A2
Series 2009-39 Class LB			4.285% due 01/25/20	1,910	2,107
4.500% due 06/25/29	1,552	1,680	Series 2011-K702 Class X1
			Interest Only STRIP
Interest Series 2009-70 Only STRIP Class PS			1.452% due 02/25/18	54,003	1,796
6.560% due 01/25/37 (Ê)	12,978	2,515	Series 2012-K501 Class X1A
			Interest Only STRIP
Series 2009-71 Class MB			1.606% due 08/25/16 (Ê)	31,970	345
4.500% due 09/25/24	1,232	1,311
			Series 2014-KF05 Class A
Series 2009-96 Class DB			0.534% due 09/25/21 (Ê)	4,852	4,860
4.000% due 11/25/29	4,262	4,551
			Series 2015-K044 Class A2
Series 2010-95 Class S			2.811% due 01/25/25	4,480	4,472
6.410% due 09/25/40 (Ê)	11,661	2,203
			Series 2015-K046 Class A2
Series 2013-111 Class PL			3.205% due 03/25/25	5,640	5,809
2.000% due 12/25/42	3,641	3,327	Federal Home Loan Mortgage Corp.
Series 2013-119 Class NT
4.000% due 12/25/43	3,600	3,774	Structured Pass-Through Securities

See accompanying notes which are an integral part of this quarterly report.

160 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-42 Class A6			3.000% due 2042	3,124	3,136
9.500% due 02/25/42	50	62	3.500% due 2044	2,599	2,701
Series 2003-56 Class A5
			4.000% due 2044	7,209	7,699
5.231% due 05/25/43	1,885	2,079
Series 2003-58 Class 2A			3.500% due 2045	18,809	19,537
6.500% due 09/25/43	161	184	4.000% due 2045	6,580	7,006
First Horizon Asset Securities, Inc.			15 Year TBA(Ï)
Series 2005-AR4 Class 2A1			2.500%	6,125	6,213
2.576% due 10/25/35 (Ê)	1,624	1,420	3.000%	10,750	11,144
First Horizon Mortgage Pass-Through			30 Year TBA(Ï)
Trust
Series 2005-AR1 Class 2A1			3.000%	11,400	11,436
2.618% due 04/25/35 (Ê)	1,187	1,184	3.500%	19,487	20,185
First Union National Bank-Bank of			4.000%	11,600	12,316
America NA Commercial Mortgage
			5.000%	3,275	3,605
Series Trust 2001-C1 Class IO1			6.000%	6,800	7,689
1.931% due 03/15/33 (Þ)	2,386	4	Series 2015-K151 Class A3
Four Times Square Trust Commercial			3.511% due 04/25/30	2,405	2,473
Mortgage Pass-Through Certificates			Freddie Mac Mortgage Trust
Series 2006-4TS Class A			Series 2010-K7 Class B
5.401% due 12/13/28 (Þ)	390	439	5.624% due 04/25/20 (Þ)	5,700	6,385
Freddie Mac			Freddie Mac REMICS
8.500% due 2017	3	3	Series 1994-1730 Class Z
10.500% due 2017	—	—	7.000% due 05/15/24	93	106
			Series 1999-2129 Class SG
8.000% due 2020	16	17
			6.814% due 06/17/27 (Å)(Ê)	517	103
10.000% due 2020	5	5	Series 2000-2247 Class SC
11.000% due 2020	3	3	7.313% due 08/15/30 (Å)(Ê)	16	3
10.500% due 2021	5	5	Series 2002-2463 Class SJ
8.500% due 2025	7	8	7.813% due 03/15/32 (Å)(Ê)	47	13
4.000% due 2026	1,646	1,725	Series 2003-2610 Class UI
			6.500% due 05/15/33 (Å)	12	2
3.500% due 2027	3,737	3,948
			Series 2003-2621 Class QH
7.000% due 2027	36	41
			5.000% due 05/15/33	786	870
8.500% due 2027	48	58	Series 2003-2624 Class QH
7.500% due 2030	48	55	5.000% due 06/15/33	767	852
8.500% due 2030	20	23	Series 2003-2649 Class IM
6.500% due 2031	107	122	7.000% due 07/15/33 (Å)	96	20
			Series 2003-2697 Class LG
8.000% due 2031	4	4
			4.500% due 10/15/23	661	715
7.000% due 2032	48	56
2.360% due 2033(Ê)	156	166	4.500% Series 2003-2725 due 12/15/33 Class TA	1,300	1,494
3.500% due 2035	3,000	3,151	Series 2006-3123 Class HT
5.000% due 2035	65	73	5.000% due 03/15/26	1,703	1,858
4.000% due 2036	156	166	Series 2006-3150 Class EQ
			5.000% due 05/15/26	1,204	1,309
6.000% due 2038	2,665	3,045
			Series 2006-R006 Class ZA
6.500% due 2038	41	47
			6.000% due 04/15/36	3,906	4,447
4.500% due 2039	7,933	8,771	Series 2006-R007 Class ZA
5.500% due 2039	1,705	1,905	6.000% due 05/15/36	2,767	3,152
4.000% due 2040	9,573	10,305	Series 2007-3335 Class FT
4.500% due 2040	4,898	5,413	0.348% due 08/15/19 (Ê)	602	603
			Series 2007-3345 Class FP
5.000% due 2040	366	405
			0.387% due 11/15/36 (Ê)	263	263
5.500% due 2040	2,673	2,983

4.000% due 2041	10,011	10,712	0.367% Series 2007-3345 due 05/15/36 Class (Ê) PF	278	279

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 161

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2009-3558 Class G			Series 2013-H07 Class JL
4.000% due 08/15/24	150	163	Interest Only STRIP
Series 2010-3704 Class DC			2.641% due 03/20/63	32,932	2,938
4.000% due 11/15/36	1,337	1,421	Series 2014-190 Class PL
Series 2011-3963 Class JB			3.500% due 12/20/44	4,959	5,143
4.500% due 11/15/41	3,500	3,956	Ginnie Mae I
Series 2012-3997 Class PB			7.000% due 2016	—	—
4.000% due 02/15/42	4,000	4,299	11.000% due 2020	2	2
Series 2013-4233 Class MD			10.500% due 2021	8	9
1.750% due 03/15/25	3,653	3,682	10.000% due 2022	13	15
Freddie Mac Strips
Series 1998-191 Class IO			2.140% due 2023	3,730	3,757
8.000% due 01/01/28 (Å)	18	5	10.000% due 2025	16	18
Series 1998-194 Class IO			8.000% due 2030	96	110
6.500% due 04/01/28 (Å)	47	10	7.500% due 2031	13	13
Series 2001-212 Class IO			7.500% due 2032	6	8
6.000% due 05/01/31 (Å)	47	12
Series 2001-215 Class IO			5.500% due 2034	26	29
			5.500% due 2035	4,059	4,658
8.000% due 06/15/31 (Å)	46	13
GAHR Commercial Mortgage Trust			5.500% due 2036	52	58
Series 2015-NRF Class AFX			5.500% due 2037	63	71
3.235% due 12/15/19 (Þ)	2,660	2,739	5.500% due 2038	49	56
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class F			4.500% due 2039	13,232	14,399
5.141% due 07/10/45 (Þ)	2,591	2,588	5.000% due 2039	7,146	7,953
Series 2005-C4 Class A4			4.500% due 2040	5,828	6,333
5.318% due 11/10/45	261	262	5.000% due 2040	1,194	1,323
GE Commercial Mortgage Corp. Trust			4.500% due 2041	4,184	4,548
Series 2007-C1 Class AM
			4.500% due 2042	328	356
5.606% due 12/10/49	165	172
Ginnie Mae			3.000% due 2043	7,548	7,707
Series 2002-27 Class SA			30 Year TBA(Ï)
7.813% due 05/16/32 (Å)(Ê)	15	4	3.000%	2,325	2,427
Series 2010-H04 Class BI			4.000%	11,075	10,795
Interest Only STRIP
			6.000%	175	198
1.402% due 04/20/60	13,225	622	Ginnie Mae II
Series 2010-H12 Class PT
			1.750% due 2040(Ê)	855	908
5.470% due 11/20/59	3,835	4,010
Series 2010-H22 Class JI			2.000% due 2040(Ê)	1,334	1,388
Interest Only STRIP			4.000% due 2040(Ê)	1,408	1,475
2.501% due 11/20/60	21,401	1,646	5.500% due 2043	1,160	1,314
Series 2011-H02 Class BI			3.500% due 2045	5,275	5,518
Interest Only STRIP
			5.390% due 2059	2,595	2,713
0.418% due 02/20/61	18,284	272
Series 2012-H11 Class CI			4.700% due 2061	7,238	7,693
Interest Only STRIP			4.810% due 2061	7,345	7,845
2.906% due 04/20/62	20,580	1,599	4.564% due 2062	6,124	6,682
Series 2012-H23 Class FI
Interest Only STRIP			4.845% due 2062	1,526	1,640
0.789% due 10/20/62	21,043	476	5.065% due 2062	2,534	2,725
Series 2013-H03 Class HI			4.652% due 2063	915	1,009
Interest Only STRIP			4.661% due 2063	411	454
2.611% due 12/20/62	13,795	1,288	30 Year TBA(Ï)
Series 2013-H06 Class HI			3.500%	50,635	52,882
Interest Only STRIP
			4.000%	13,825	14,681
2.933% due 01/20/63	30,689	2,342
			4.500%	14,835	15,088

See accompanying notes which are an integral part of this quarterly report.

162 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GMAC Commercial Mortgage Securities,			HarborView Mortgage Loan Trust
Inc. Trust			Series 2005-4 Class 3A1
Series 2006-C1 Class A4			2.671% due 07/19/35 (Ê)	2,328	2,075
5.238% due 11/10/45	244	244	Hilton USA Trust
GMACM Mortgage Loan Trust			Series 2013-HLF Class DFL
Series 2005-AR2 Class 4A			2.938% due 11/05/30 (Ê)(Þ)	207	206
3.174% due 05/25/35 (Ê)	1,850	1,770	Series 2013-HLT Class EFX
Government National Mortgage
Association			5.609% due 11/05/30 (Þ)	5,000	5,061
Series 1999-27 Class SE			IndyMac INDA Mortgage Loan Trust
			Series 2007-AR1 Class 1A1
8.413% due 08/16/29 (Å)(Ê)	70	21
Series 2010-14 Class A			2.858% due 03/25/37 (Ê)	2,247	2,078
			IndyMac INDX Mortgage Loan Trust
4.500% due 06/16/39	871	934	Series 2005-AR25 Class 1A21
Granite Master Issuer PLC
Series 2005-2 Class A6			4.721% due 12/25/35 (Ê)	543	421
			Series 2006-AR4 Class A1A
0.448% due 12/20/54 (Ê)	1,382	1,379
GreenPoint Mortgage Funding Trust			0.397% due 05/25/46 (Ê)	4,076	3,413
Series 2005-AR5 Class 1A1			Series 2006-AR8 Class A3A
0.461% due 11/25/45 (Ê)	154	133	0.421% due 07/25/46 (Ê)	7,001	5,715
			JPMBB Commercial Mortgage Securities
GS Mortgage Securities Corp. II			Trust
Series 2011-GC5 Class A4

3.707% due 08/10/44	6,880	7,307	Series 2014-C23 Class XA
			0.881% due 09/15/47	4,956	236
Series 2013-GC10 Class A1

0.696% due 02/10/46	601	600	Series 2015-C29 Class A4
			3.611% due 05/15/48	1,800	1,850
GS Mortgage Securities Trust
Series 2011-GC5 Class XA			JPMorgan Alternative Loan Trust
			Series 2006-A2 Class 3A1
1.651% due 08/10/44 (Þ)	1,683	85
			2.642% due 05/25/36 (Ê)	3,737	3,030
Series 2013-GC12 Class A1			JPMorgan Chase Commercial Mortgage
0.742% due 06/10/46	1,264	1,257	Securities Trust
Series 2013-GC13 Class XA			Series 2003-C1 Class D
0.338% due 07/10/46	14,145	140	5.192% due 01/12/37	149	148
Series 2013-GC16 Class A1			Series 2004-LN2 Class B
1.264% due 11/10/46	1,380	1,378	5.244% due 07/15/41	1,550	1,561
Series 2014-GC20 Class A3			Series 2005-CB12 Class AJ
3.680% due 04/10/47	705	742	4.987% due 09/12/37	2,960	2,963
Series 2014-GC20 Class D			Series 2005-CB13 Class A4
4.867% due 04/10/47 (Þ)	460	431	5.242% due 01/12/43	422	423
Series 2014-GC26 Class C			Series 2006-CB15 Class A4
4.511% due 11/10/47	1,525	1,528	5.814% due 06/12/43	2,936	3,006
Series 2015-GC28 Class A5			Series 2006-LDP8 Class A4
3.396% due 02/10/48	1,500	1,518	5.399% due 05/15/45	176	181
GSMPS Mortgage Loan Trust			Series 2006-LDP9 Class A3
Series 1998-1 Class A			5.336% due 05/15/47	335	349
8.000% due 09/19/27 (Þ)	57	58	Series 2007-C1 Class A4
Series 1998-3 Class A			5.716% due 02/15/51	287	305
7.750% due 09/19/27 (Þ)	46	48	Series 2007-CB19 Class A4
Series 1999-3 Class A			5.695% due 02/12/49	1,014	1,073
8.000% due 08/19/29 (Þ)	155	147	Series 2007-LDPX Class A3
Series 2005-RP1 Class 1A4			5.420% due 01/15/49	186	195
8.500% due 01/25/35 (Þ)	501	541	Series 2007-LDPX Class AM
Series 2006-RP1 Class 1A2			5.464% due 01/15/49	3,635	3,760
7.500% due 01/25/36 (Þ)	1,058	1,121	Series 2008-C2 Class A4FL
Series 2006-RP1 Class 1A3			1.687% due 02/12/51 (Ê)	1,407	1,387
8.000% due 01/25/36 (Þ)	1,105	1,180	Series 2009-IWST Class C
GSR Mortgage Loan Trust			7.445% due 12/05/27 (Þ)	2,020	2,412
Series 2005-AR7 Class 6A1
4.859% due 11/25/35 (Ê)	558	535	4.388% Series 2011-C3 due 02/15/46 Class A3 (Þ)	5,915	6,292

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 163

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-C8 Class A3			Series 2006-2 Class 4A1
2.829% due 10/15/45	480	481	2.674% due 02/25/36 (Ê)	787	772
Series 2012-C8 Class E			Series 2007-HF2 Class A1
4.665% due 10/15/45 (Þ)	100	98	0.501% due 09/25/37 (Ê)	3,819	3,428
Series 2013-C10 Class A5			Mastr Reperforming Loan Trust
3.143% due 12/15/47	5,000	5,090	Series 2005-1 Class 1A3
Series 2014-FBLU Class C			7.000% due 08/25/34 (Þ)	391	408
2.186% due 12/15/28 (Ê)(Þ)	2,435	2,435	Series 2005-2 Class 1A4
Series 2015-CSMO Class A			8.000% due 05/25/35 (Þ)	799	853
1.436% due 01/15/32 (Ê)(Þ)	900	898	Merrill Lynch Mortgage Investors Trust
			Series 2005-A9 Class 2A1C
JPMorgan Series 2004-A2 Mortgage Class Trust 3A1			2.528% due 12/25/35 (Ê)	3,825	3,633
2.170% due 05/25/34 (Ê)	299	290	Merrill Lynch Mortgage Trust
Series 2005-A1 Class 6T1			Series 2005-A10 Class A
2.625% due 02/25/35 (Ê)	92	91	0.401% due 02/25/36 (Ê)	394	361
Series 2005-A4 Class 1A1			Series 2005-CIP1 Class AJ
2.521% due 07/25/35 (Ê)	471	465	5.137% due 07/12/38	200	200
Series 2005-A8 Class 1A1			Series 2005-LC1 Class A4
5.003% due 11/25/35 (Ê)	1,268	1,201	5.291% due 01/12/44	3,164	3,172
Series 2005-S3 Class 1A2			Series 2006-C2 Class AM
5.750% due 01/25/36	92	81	5.782% due 08/12/43	1,400	1,451
Series 2006-A6 Class 1A2			Series 2008-C1 Class A4
2.565% due 10/25/36 (Ê)	717	644	5.690% due 02/12/51	3,520	3,792
Series 2007-A1 Class B1			ML-CFC Commercial Mortgage Trust
			Series 2007-5 Class A4
2.611% due 07/25/35 (Ê)	68	20
Series 2007-A4 Class 3A3			5.378% due 08/12/48	778	809
			Series 2007-5 Class AM
5.039% due 06/25/37 (Ê)	1,441	1,309
JPMorgan Trust Re-REMIC			5.419% due 08/12/48	350	365
			Morgan Stanley BAML Trust
1.850% due 01/26/37	5,757	4,629
			3.176% due 08/15/45	50	51
LB-Commercial Mortgage Trust			Morgan Stanley Bank of America Merrill
Series 2007-C3 Class AJ
5.899% due 07/15/44	2,440	2,532	Series Lynch 2013-C7 Trust Class A1
Series 2007-C3 Class AM			0.738% due 02/15/46	1,334	1,332
5.899% due 07/15/44	2,830	3,039	Series 2013-C7 Class A4
LB-UBS Commercial Mortgage Trust			2.918% due 02/15/46	7,060	7,083
5.206% due 08/15/36	1,383	1,383	Series 2013-C8 Class A4
5.250% due 04/15/37	210	206	3.134% due 12/15/48	3,530	3,579
Series 2007-C1 Class AJ			Series 2015-C24 Class A4
5.484% due 02/15/40	3,840	3,971	3.830% due 08/15/47	4,430	4,588
Series 2007-C1 Class AM			Series 2015-C24 Class C
5.455% due 02/15/40	2,570	2,702	4.499% due 08/15/47	455	435
Series 2007-C6 Class A4			Morgan Stanley Capital I Trust
5.858% due 07/15/40	851	891	5.676% due 03/12/44	1,405	1,396
Series 2007-C7 Class A3			Series 2001-C2 Class A2
5.866% due 09/15/45	329	355	3.476% due 06/15/44	4,886	4,955
Series 2007-C7 Class AJ			Series 2005-IQ9 Class B
6.247% due 09/15/45	4,830	5,091	4.860% due 07/15/56	1,190	1,213
Series 2008-C1 Class A2			Series 2005-IQ10 Class B
6.149% due 04/15/41	54	59	5.362% due 09/15/42	590	600
Mastr Adjustable Rate Mortgages Trust			Series 2006-HQ8 Class A4
Series 2004-10 Class 2A2			5.425% due 03/12/44	1,811	1,817
3.022% due 10/25/34 (Ê)	6	4	Series 2006-IQ11 Class A4
Series 2005-1 Class B1			5.707% due 10/15/42	252	253
2.553% due 03/25/35 (Ê)	734	74	Series 2006-T21 Class D
			5.416% due 10/12/52 (Þ)	85	86

See accompanying notes which are an integral part of this quarterly report.

164 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-T21 Class E			Series 2005-WF1 Class 2A2
5.403% due 10/12/52	55	55	4.786% due 03/25/35	66	67
Series 2007-HQ12 Class A2			Nomura Resecuritization Trust
5.678% due 04/12/49	250	250	Series 2013-1R Class 3A12
Series 2007-IQ14 Class A2FL			0.351% due 10/26/36 (Ê)(Þ)	2,482	1,977
0.358% due 04/15/49 (Ê)	3,405	3,396	Series 2014-1R Class 5A3
Series 2007-IQ16 Class AM			0.341% due 10/26/36 (Ê)(Þ)	4,173	3,000
6.073% due 12/12/49	6,907	7,487	Prime Mortgage Trust
Series 2007-T25 Class AJ			Series 2004-CL1 Class 1A2
5.574% due 11/12/49	2,962	2,995	0.591% due 02/25/34 (Ê)	29	27
Series 2007-T27 Class A4			RAMP Trust
			Series 2004-SL1 Class A3
5.649% due 06/11/42	45	48
Series 2008-T29 Class AM			7.000% due 11/25/31	2	2
			RBSCF Trust
6.268% due 01/11/43	4,950	5,461	Series 2010-RR4 Class WBCA
Series 2008-T29 Class D
			5.509% due 04/16/47 (Þ)	200	204
6.268% due 01/11/43 (Þ)	175	181	RBSSP Resecuritization Trust
Morgan Stanley Capital I, Inc.			Series 2010-3 Class 9A1
Series 2005-HQ7 Class A4
			5.500% due 02/26/35 (Þ)	608	623
5.190% due 11/14/42	754	753	Reperforming Loan REMIC Trust
Series 2007-IQ14 Class A2			Series 2005-R2 Class 2A4
5.610% due 04/15/49	652	653	8.500% due 06/25/35 (Þ)	105	115
Series 2007-IQ14 Class A4			RFMSI Trust
5.692% due 04/15/49	1,015	1,071	Series 2006-SA4 Class 2A1
Series 2007-IQ16 Class A4			3.469% due 11/25/36 (Ê)	456	395
5.809% due 12/12/49	328	351	Rialto Capital Management LLC
Morgan Stanley Dean Witter Capital I			Series 2014-LT5 Class A
Trust			2.850% due 05/15/24 (Þ)	229	229
Series 2001-TOP3 Class C			RREF LLC
6.790% due 07/15/33	67	68	Series 2014-LT6 Class A
Morgan Stanley Re-REMIC Trust			2.750% due 09/15/24 (Þ)	627	627
Series 2009-GG10 Class A4A			Series 2015-LT7 Class A
5.795% due 08/12/45 (Þ)	1,045	1,103	3.000% due 12/25/32 (Þ)	4,908	4,905
Series 2010-GG10 Class A4A			Structured Adjustable Rate Mortgage
5.795% due 08/15/45 (Þ)	330	349	Loan Trust
Morgan Stanley-Bank of America			Series 2004-12 Class 2A
Commercial Mortgage Securities Trust			2.451% due 09/25/34 (Ê)	5,724	5,683
Series 2012-CKSV Class A2			Series 2004-18 Class 5A
3.277% due 10/15/30 (Å)	1,065	1,063	2.584% due 12/25/34	68	66
Mortgage Pass-Through Certificates			Structured Asset Mortgage Investments
Series 2001-CIB2 Class D			II Trust
6.757% due 04/15/35	305	305	Series 2004-AR7 Class A1B
Mortgage Trust			0.588% due 04/19/35 (Ê)	708	670
Series 2007-CD5 Class A4			Series 2007-AR6 Class A1
5.886% due 11/15/44	506	543	1.670% due 08/25/47 (Ê)	8,193	6,830
Motel 6 Trust			Towd Point Mortgage Trust
Series 2015-MTL6 Class A2A2
			3.750% due 11/25/57	3,158	3,266
2.605% due 02/05/30 (Þ)	3,370	3,372	UBS-Barclays Commercial Mortgage
MSCG Trust			Trust
Series 2015-ALDR Class A2			Series 2012-C3 Class A4
3.462% due 06/07/35 (Þ)	1,435	1,454	3.091% due 08/10/49	315	320
NCUA Guaranteed Notes Trust			Series 2013-C5 Class A4
Series 2010-R1 Class 2A			3.185% due 03/10/46	530	540
1.840% due 10/07/20	1,049	1,052	Wachovia Bank Commercial Mortgage
Series 2010-R3 Class 3A			Trust
2.400% due 12/08/20	1,624	1,641	Series 2005-C17 Class G
Nomura Asset Acceptance Corp.			5.590% due 03/15/42	335	334
Alternative Loan Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 165

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Series 2005-C22 Class AM			Series 2006-8 Class A15
5.334% due 12/15/44	1,115	1,119	6.000% due 07/25/36		2,304	2,324
Series 2006-C23 Class A4			Series 2006-11 Class A9
5.418% due 01/15/45	448	450	6.500% due 09/25/36		1,036	1,006
Series 2006-C26 Class AM			Series 2006-AR1 Class 2A5
5.967% due 06/15/45	3,960	4,092	5.464% due 03/25/36 (Ê)		893	880
Series 2006-C29 Class A4			Series 2006-AR2 Class 2A1
5.308% due 11/15/48	162	167	2.625% due 03/25/36		974	969
Series 2007-C33 Class AJ			Series 2006-AR4 Class 2A1
5.951% due 02/15/51	5,100	5,273	5.694% due 04/25/36 (Ê)		5,332	5,275
Washington Mutual Mortgage Pass-			Series 2006-AR10 Class 4A1
Through Certificates Trust			2.612% due 07/25/36 (Ê)		1,860	1,756
Series 2004-AR1 Class A

2.439% due 03/25/34 (Ê)	419	420	Series 2006-AR17 Class A1
			2.618% due 10/25/36 (Ê)		5,403	5,120
Series 2004-AR13 Class A1A

0.911% due 11/25/34 (Ê)	2,580	2,449	Series 2007-11 Class A81
			6.000% due 08/25/37		2,236	2,218
Series 2005-AR6 Class 2A1A

0.421% due 04/25/45 (Ê)	5,426	5,116	Series 2007-13 Class A7
			6.000% due 09/25/37		437	439
Series 2005-AR13 Class A1A1
0.481% due 10/25/45 (Ê)	148	140	WFRBS Series Commercial 2011-C4 Class Mortgage A4	Trust
Series 2006-1 Class 4CB			4.902% due 06/15/44 (Þ)		600	673
6.500% due 02/25/36	8,254	5,759	Series 2012-C6 Class D
Series 2006-AR7 Class 2A			5.561% due 04/15/45 (Þ)		415	438
1.150% due 07/25/46 (Ê)	1,657	1,410	Series 2012-C8 Class A1
Series 2006-AR7 Class A1A			0.864% due 08/15/45		6,108	6,092
1.090% due 09/25/46 (Ê)	8,828	5,980	Series 2012-C8 Class A3
Series 2006-AR10 Class 1A1			3.001% due 08/15/45		3,910	3,975
2.249% due 09/25/36	4,604	4,143	Series 2012-C9 Class A1
Series 2006-AR18 Class 3A1			0.673% due 11/15/45		447	445
3.700% due 01/25/37 (Ê)	1	1	Series 2012-C9 Class A3
Series 2007-HY1 Class 3A3			2.870% due 11/15/45		110	111
4.363% due 02/25/37 (Ê)	3,786	3,505	Series 2013-C14 Class A1
Series 2007-HY2 Class 2A3			0.836% due 06/15/46		1,425	1,418
1.782% due 04/25/37 (Ê)	3,642	2,673	Series 2013-C14 Class A5
Series 2007-HY5 Class 3A1			3.337% due 06/15/46		3,434	3,529
4.474% due 05/25/37 (Ê)	4,556	4,261	Series 2013-C15 Class A3
Series 2007-OA2 Class 1A			3.881% due 08/15/46		125	133
0.870% due 03/25/47 (Ê)	5,050	3,954	Series 2014-C19 Class A3
Wells Fargo Commercial Mortgage Trust			3.660% due 03/15/47		1,780	1,865
Series 2015-NXS1 Class D

4.106% due 05/15/48	40	36	Series 2014-C21 Class A2
Wells Fargo Mortgage Backed Securities			2.917% due 08/15/47		380	391
Trust			Series 2014-LC14 Class XA
Series 2004-CC Class A1			1.445% due 03/15/47		2,585	203
2.616% due 01/25/35 (Ê)	630	636				1,724,119
Series 2005-18 Class 2A10			Municipal Bonds - 0.6%
			Brazos Higher Education Authority, Inc.
22.035% due 01/25/36 (Å)(Ê)	326	398	Revenue Bonds
Series 2005-AR7 Class 2A1
			0.584% due 12/26/24 (Ê)		1,506	1,449
2.739% due 05/25/35 (Ê)	1,679	1,664	City of Houston Texas General
Series 2005-AR8 Class 1A1			Obligation Limited
2.705% due 06/25/35 (Ê)	4,503	4,583	6.290% due 03/01/32		630	766
Series 2006-2 Class 2A3			City of New York New York General
5.500% due 03/25/36	698	669	Obligation Unlimited
Series 2006-6 Class 1A8			5.047% due 10/01/24		2,200	2,521
5.750% due 05/25/36	1,091	1,080	6.646% due 12/01/31		1,500	1,764

See accompanying notes which are an integral part of this quarterly report.

166 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Metropolitan Transportation Authority				Electricite de France SA
Revenue Bonds				4.250% due 12/29/49	EUR	1,600	1,883
6.089% due 11/15/40		2,800	3,588	Emirates Telecommunication Corp.
Municipal Electric Authority of Georgia
Revenue Bonds				2.750% due 06/18/26	EUR	2,225	2,613
				European Financial Stability Facility
6.637% due 04/01/57		4,755	5,766
				1.625% due 07/17/20	EUR	7,550	8,892
7.055% due 04/01/57		4,445	4,968	European Investment Bank
New York City Water & Sewer System				Series EmtN
Revenue Bonds
				1.375% due 09/15/21	EUR	5,725	6,699
5.375% due 06/15/43		5,075	5,930	FADE - Fondo de Amortizacion del
North Texas Tollway Authority Revenue				Deficit Electrico
Bonds
				2.250% due 12/17/16	EUR	5,600	6,318
6.718% due 01/01/49		1,100	1,526
Port Authority of New York & New				FGA Capital Ireland Co.
Jersey Revenue Bonds				2.875% due 01/26/18	EUR	2,620	3,007
4.458% due 10/01/62		4,175	4,145	Housing Financing Fund
South Carolina Student Loan Corp.				Series 2
Revenue Bonds				3.750% due 04/15/34	ISK	367,793	3,048
0.403% due 12/01/20 (Ê)		852	850	Series 3
State of California General Obligation				3.750% due 06/15/44	ISK	777,745	6,682
Unlimited				Intesa Sanpaolo SpA
6.650% due 03/01/22		945	1,149	2.000% due 06/18/21	EUR	2,025	2,279

University of California Revenue Bonds				Ireland Government Bond
4.601% due 05/15/31		3,085	3,320	5.400% due 03/13/25	EUR	8,350	12,623
			37,742	Malaysia Government Bond
Non-US Bonds - 4.3%				Series 0111
Achmea BV				4.160% due 07/15/21	MYR	1,680	445
2.500% due 11/19/20	EUR	2,800	3,261	Malaysia Government International Bond
Australia Government Bond				3.314% due 10/31/17	MYR	6,770	1,775
Series 120				Series 0114
6.000% due 02/15/17	AUD	3,129	2,427	4.181% due 07/15/24	MYR	17,700	4,620
Series 126				Series 0215
4.500% due 04/15/20	AUD	14,590	11,813	3.795% due 09/30/22	MYR	2,720	704
Series 133				Series 0314
5.500% due 04/21/23	AUD	1,340	1,180	4.048% due 09/30/21	MYR	6,770	1,768
Series 140				Series 0414
4.500% due 04/21/33	AUD	11,620	9,931	3.654% due 10/31/19	MYR	11,660	3,043
Barclays Bank PLC				Series 1/06
6.000% due 01/14/21	EUR	1,225	1,625	4.262% due 09/15/16	MYR	5,029	1,333
Bonos De Tesoreria Bonds				Mexican Bonos
5.700% due 08/12/24	PEN	23,060	6,840	Series M 10
Bonos Soberanos de Peru				8.500% due 12/13/18	MXN	50,300	3,463
6.900% due 08/12/37	PEN	21,790	6,618	Series M 20
Brazil Notas do Tesouro Nacional				7.500% due 06/03/27	MXN	69,343	4,741
Series NTNB				Series M 30
6.000% due 05/15/45	BRL	6,281	4,693	10.000% due 11/20/36	MXN	86,160	7,417
6.000% due 08/15/50	BRL	4,640	3,510	Series M
Series NTNF				8.000% due 06/11/20	MXN	94,730	6,541
10.000% due 01/01/23	BRL	26,881	6,908	7.750% due 05/29/31	MXN	37,000	2,587
10.000% due 01/01/25	BRL	41,740	10,479	7.750% due 11/13/42	MXN	211,910	14,887
Brazil Notas do Tesouro Nacional Serie F				Mexican Bonos de Desarrollo Bond
Series NTNF				10.000% due 12/05/24	MXN	33,000	2,625
10.000% due 01/01/17	BRL	8,620	2,435	New Zealand Government Bond
CRH Finland Services OYJ				2.000% due 09/20/25	NZD	4,460	3,107
2.750% due 10/15/20	EUR	725	854
Danska Bank A/S				4.500% due 04/15/27	NZD	17,920	13,112
2.750% due 05/19/26	EUR	2,100	2,387

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 167

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 423				1.500% due 08/31/18	81,395		82,527
5.500% due 04/15/23	NZD	2,450	1,891	1.000% due 09/30/19	26,605		26,202
Series 521
				1.375% due 02/29/20	161,700		161,081
6.000% due 05/15/21	NZD	25,845	19,948
Norway Government Bond				1.375% due 04/30/20	13,200		13,116
3.000% due 03/14/24	NOK	13,740	1,890	1.625% due 06/30/20	30,145		30,270
Series 472				1.625% due 07/31/20	18,360		18,429
4.250% due 05/19/17 (Þ)	NOK	76,646	9,977	1.875% due 05/31/22	10,685		10,655
Norwegian Government Bond				2.125% due 06/30/22	67,580		68,414
1.750% due 03/13/25	NOK	28,390	3,535
				2.250% due 11/15/24	19,640		19,737
Petroleos Mexicanos				2.000% due 02/15/25	4,805		4,722
7.470% due 11/12/26	MXN	80,000	4,655
Republic of Portugal				2.125% due 05/15/25	97,540		96,869
3.875% due 02/15/30	EUR	1,655	2,030	Zero coupon due 11/15/27	12,295		9,013
Royal Bank of Scotland PLC				4.500% due 02/15/36	715		926
6.934% due 04/09/18	EUR	1,625	2,017	2.750% due 08/15/42	24,290		23,451
Scottish Widows PLC
				2.875% due 05/15/43	10,165		10,042
5.500% due 06/16/23	GBP	1,150	1,903
South Africa Government Bond				3.750% due 11/15/43	5,550		6,462
Series R203				3.625% due 02/15/44	28,550		32,485
8.250% due 09/15/17	ZAR	39,360	3,169	3.000% due 11/15/44	1,425		1,442
Series R209				2.500% due 02/15/45	14,910		13,594
6.250% due 03/31/36	ZAR	32,400	1,950
South Africa Government Internatinoal				3.000% due 05/15/45	100,420		101,816
Bond							871,954
Series R214				Total Long-Term Investments
6.500% due 02/28/41	ZAR	129,700	7,862	(cost $5,426,516)			5,452,737
Titulos De Tesoreria B Bonds
10.000% due 07/24/24	COP	41,384,500	17,045	Common Stocks - 0.0%
6.000% due 04/28/28	COP	6,313,300	1,886	Financial Services - 0.0%
			280,931	Escrow GM Corp.(Å)	420,000		—
United States Government Agencies - 0.3%				Total Common Stocks
Federal Farm Credit Bank				(cost $—)			—
0.214% due 09/14/16		6,330	6,335
Federal Home Loan Banks				Preferred Stocks - 0.2%
3.150% due 06/28/17		5,830	5,843	Financial Services - 0.1%
Federal Home Loan Mortgage Corp.
Series 1				XLIT, Ltd.	3,585		3,023
1.000% due 07/28/17		7,000	7,037	Technology - 0.1%
			19,215	Verizon Communications, Inc.	260,200		6,781
United States Government Treasuries - 13.3%
United States Treasury Inflation Indexed				Total Preferred Stocks
Bonds
				(cost $9,536)			9,804
0.125% due 04/15/17 (Æ)		6,103	6,128
0.125% due 07/15/24 (Æ)		12,367	12,010
0.250% due 01/15/25 (Æ)		11,599	11,335	Options Purchased - 0.0%
0.625% due 02/15/43 (Æ)		3,857	3,460	(Number of Contracts)
				Swaptions
1.375% due 02/15/44 (Æ)		19,266	20,784	(Fund Receives/Fund Pays)
0.750% due 02/15/45 (Æ)		1,878	1,737	USD 5.000%/USD 3 Month LIBOR
United States Treasury Notes				Jan 2019 0.00 Put (1)	7,875	(ÿ)	203
0.625% due 06/30/17		31,865	31,850	Total Options Purchased
				(cost $529)			203
0.875% due 07/15/17		12,870	12,919
0.750% due 12/31/17		27,125	27,085
1.125% due 06/15/18		13,330	13,393	Short-Term Investments - 25.9%
				AbbVie, Inc.

See accompanying notes which are an integral part of this quarterly report.

168 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
		or Shares	$			or Shares	$
1.200% due 11/06/15		7,300	7,308	Ecolab, Inc.
Adam Aircraft Industries, Inc. Term				1.000% due 08/09/15		7,025	7,024
Loan				ENI Finance USA, Inc.
12.255% due 05/23/15 (Å)		760	8	1.000% due 08/17/15 (Å)(ç)(~)		7,750	7,748
Air Lease Corp.				Zero coupon due 08/27/15 (Å)(ç)(~)		1,200	1,200
4.500% due 01/15/16		2,700	2,733	Federal Home Loan Bank Discount
AmeriCredit Automobile Receivables				Notes
Trust				Zero coupon due 08/05/15 (ç)(~)		12,140	12,140
Series 2015-2 Class A1
				Zero coupon due 08/07/15 (ç)(~)		11,965	11,965
0.400% due 04/08/16		688	688
Anheuser-Busch InBev Worldwide, Inc.				Zero coupon due 08/21/15 (ç)(~)		8,860	8,860
2.875% due 02/15/16		2,150	2,177	Zero coupon due 09/04/15 (ç)(~)		6,430	6,429
AT&T, Inc.				Zero coupon due 09/09/15 (ç)(~)		29,910	29,908
2.950% due 05/15/16		5,375	5,456	Zero coupon due 09/11/15 (ç)(~)		23,725	23,723
Series FRN				Federal Home Loan Banks
0.665% due 02/12/16 (Ê)		5,403	5,399	0.375% due 06/24/16		6,850	6,850
BAE Systems Holdings, Inc.				First Investors Auto Owner Trust
5.200% due 08/15/15 (Þ)		4,175	4,180	Series 2015-1A Class A1
Bank of America Corp.				0.500% due 04/15/16 (Þ)		4,136	4,136
4.750% due 08/01/15 (ç)		3,475	3,475	Ford Motor Credit Co. LLC
3.700% due 09/01/15		4,000	4,009	3.984% due 06/15/16		8,815	9,004
1.500% due 10/09/15		7,320	7,330	Freddie Mac
				11.000% due 11/01/15		—	—
3.625% due 03/17/16		875	890
Bank of America NA				11.000% due 12/01/15		—	—
Series BKNT				General Electric Capital Corp.
0.566% due 06/15/16 (Ê)		3,100	3,091	1.000% due 01/08/16		10,415	10,436
Bank of Montreal				1.076% due 02/08/16		2,550	2,559
0.532% due 09/24/15 (Ê)		500	500	Series GMTN
Banque PSA Finance				0.936% due 07/12/16 (Ê)		5,570	5,599
4.250% due 02/25/16	EUR	5,200	5,825	General Mills, Inc.
BBVA Bancomer SA				0.494% due 01/28/16 (Ê)		5,915	5,908
4.500% due 03/10/16 (Þ)		600	612	Series FRN
BBVA US Senior SAU				0.594% due 01/29/16 (Ê)		5,675	5,671
4.664% due 10/09/15		4,145	4,171	Ginnie Mae I
CAFCO LLC				10.500% due 12/15/15		—	—
Zero coupon due 09/22/15 (ç)(~)		1,500	1,499	Goldman Sachs Group, Inc. (The)
Citigroup, Inc.				0.731% due 03/22/16 (Ê)		4,200	4,198
5.300% due 01/07/16		1,325	1,350	Google, Inc.
1.074% due 04/01/16 (Ê)		9,474	9,488	2.125% due 05/19/16		3,405	3,450
3.953% due 06/15/16		600	615	Gotham Funding Corp.
Coca-Cola Enterprises, Inc.				1.000% due 08/06/15 (Å)(ç)(~)		2,350	2,350

2.125% due 09/15/15		1,000	1,002	Harley-Davidson Financial Services, Inc.
Commonwealth Bank of Australia				1.150% due 09/15/15 (Þ)		7,500	7,504
0.483% due 06/03/16 (Ê)(Þ)		9,980	9,984	Historic TW, Inc.
Continental Airlines Pass-Through Trust				8.050% due 01/15/16		2,900	2,990
Series 09-1				Huntington Auto Trust
9.000% due 07/08/16		2,390	2,539	Series 2015-1 Class A1
Credit Suisse				0.350% due 06/15/16		331	331

Series YCD				International Business Machines Corp.
0.602% due 08/24/15 (ç)(Ê)(~)		17,485	17,485	0.374% due 02/05/16 (Ê)		400	400
Deutsche Telekom International Finance				Japan Treasury Bills
BV				Zero coupon due 12/10/15 (~)	JPY	730,000	5,890
3.125% due 04/11/16 (Þ)		4,050	4,109	John Deere Capital Corp.
Drive Auto Receivables Trust				0.386% due 04/12/16		9,550	9,553
Series 2015-BA Class A1
0.460% due 06/15/16 (Þ)		5,949	5,949	JPMorgan Chase & Co.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 169

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
1.125% due 02/26/16	9,000		9,024	Zero coupon due 08/27/15 (ç)(~)	7,350	7,350
Series GMTN				Zero coupon due 09/03/15	460	460
1.100% due 10/15/15	10,750		10,761	Zero coupon due 09/10/15	120	120
JPMorgan Chase Bank NA
Series BKNT				Zero coupon due 09/24/15	1,050	1,050
5.875% due 06/13/16	240		250	0.081% due 10/01/15	7,600	7,600
Kells Funding LLC				0.081% due 10/01/15 (~)	1,700	1,700
0.350% due 10/19/15 (~)	1,500		1,499	0.035% due 12/10/15	22,380	22,373
Marathon Oil Corp.				United States Treasury Inflation Indexed
0.900% due 11/01/15	6,300		6,296	Bonds
Morgan Stanley				0.125% due 04/15/16 (Æ)	13,783	13,718
0.769% due 10/15/15 (Ê)	1,635		1,636	United States Treasury Notes
5.375% due 10/15/15	7,000		7,068	0.250% due 11/30/15	50,750	50,762
Nissan Auto Lease Corp.				0.500% due 06/15/16	58,000	58,104
Series 2013-A Class A3				Vodafone Group PLC
0.610% due 04/15/16	381		381	Series FRN
PACCAR Financial Corp.				0.662% due 02/19/16 (Ê)	7,000	6,992
0.546% due 02/08/16 (Ê)	2,185		2,187	Willis Group Holdings PLC
Prestige Auto Receivables Trust				4.125% due 03/15/16	1,935	1,967
Series 2015-1 Class A1				World Omni Automobile Lease
0.500% due 04/15/16 (Þ)	3,441		3,441	Securitization Trust
				Series 2013-A Class A2A
Private Export Funding Corp.				0.730% due 05/16/16	1,127	1,127
Zero coupon due 11/02/15 (~)	2,825		2,823	Total Short-Term Investments
Procter & Gamble Co. (The)
				(cost $1,696,350)		1,695,760
4.850% due 12/15/15	2,938		2,985
Province of Quebec Canada
5.000% due 03/01/16	7,600		7,797	Total Investments 109.5%

Reckitt Benckiser Treasury Services PLC				(identified cost $7,132,931)		7,158,504
Zero coupon due 11/09/15 (~)	6,000		5,996
Regency Markets No. 1 LLC				Other Assets and Liabilities,
1.000% due 08/17/15 (Å)(ç)(~)	11,000		10,999	Net - (9.5%)		(619,460)
Royal Bank of Canada
0.800% due 10/30/15	2,042		2,044	Net Assets - 100.0%		6,539,044
Royal Bank of Scotland Group PLC
2.550% due 09/18/15	3,000		3,005
Russell U.S. Cash Management Fund	1,066,161,386	(8)	1,066,161
Sanofi
2.625% due 03/29/16	12,110		12,275
Santander Drive Auto Receivables Trust
Series 2015-1 Class A1
0.320% due 03/15/16	13		13
Series 2015-3 Class A1
0.480% due 06/15/16	8,615		8,615
SMART Trust
Series 2015-1US Class A1
0.400% due 03/14/16	2,504		2,504
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16	2,050		2,115
UBS Finance LLC
1.000% due 09/04/15 (ç)(~)	1,100		1,100
Unilever Capital Corp.
2.750% due 02/10/16	1,300		1,315
United States Treasury Bills
0.068% due 08/13/15	3,900		3,900
Zero coupon due 08/20/15	38,550		38,549

See accompanying notes which are an integral part of this quarterly report.

170 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.2%
Adam Aircraft Industries, Inc. Term Loan	03/28/08	760,489	99.87	760	8
Banc of America Merrill Lynch Commercial Mortgage, Inc.	07/13/15	1,458,831	100.00	1,459	1,458
Cargill, Inc.	07/20/15	3,250,000	110.08	3,578	3,578
CCO Safari II LLC	07/09/15	2,925,000	100.00	2,925	2,931
CCO Safari II LLC	07/09/15	10,015,000	100.00	10,016	10,069
CCO Safari II LLC	07/09/15	5,455,000	100.82	5,500	5,577
Daimler Finance North America LLC	07/28/15	6,020,000	99.80	6,008	6,023
DBCCRE Mortgage Trust	01/24/14	2,495,000	101.45	2,531	2,640
Drive Auto Receivables Trust	07/15/15	10,535,000	100.00	10,535	10,535
ENI Finance USA, Inc.	07/16/15	7,750,000	99.98	7,748	7,748
ENI Finance USA, Inc.	07/29/15	1,200,000	99.97	1,200	1,200
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	19,508	26.65	5	5
Fannie Mae	02/12/01	19,753	24.78	5	5
Fannie Mae	08/14/02	8,324	26.31	2	2
Fannie Mae	04/27/10	28,253	19.86	6	6
Fannie Mae REMICS	09/15/00	26,965	25.86	7	7
Fannie Mae REMICS	06/12/01	11,543	5.20	1	1
Fannie Mae REMICS	04/02/03	382,340	17.97	69	68
Fannie Mae REMICS	05/28/03	77,179	19.83	15	15
Fannie Mae REMICS	01/07/04	57,323	22.75	13	13
Fannie Mae REMICS	04/25/05	70,349	21.39	15	16
Fannie Mae REMICS	04/25/05	82,564	21.87	18	18
Fannie Mae REMICS	04/25/05	49,609	23.74	12	12
Fannie Mae REMICS	02/28/07	72,289	99.93	72	71
Fannie Mae REMICS	08/17/07	736,490	99.13	730	691
Freddie Mac REMICS	04/14/03	47,364	28.17	13	13
Freddie Mac REMICS	06/11/03	12,228	13.20	2	2
Freddie Mac REMICS	03/05/04	95,869	20.76	20	20
Freddie Mac REMICS	03/15/04	15,770	20.01	3	3
Freddie Mac REMICS	04/22/05	516,677	19.65	101	103
Freddie Mac Strips	12/12/00	17,637	25.41	5	5
Freddie Mac Strips	05/29/03	46,957	20.73	10	10
Freddie Mac Strips	08/19/03	46,721	26.12	12	12
Freddie Mac Strips	02/13/04	46,238	29.03	13	13
Ginnie Mae	11/13/02	15,137	29.38	4	4
Gotham Funding Corp.	07/09/15	2,350,000	100.00	2,350	2,350
Government National Mortgage Association	01/20/10	69,922	29.22	20	21
Imperial Tobacco Finance PLC	07/15/15	3,150,000	97.89	3,084	3,146
Irwin Home Equity Trust	06/30/15	3,548,572	102.37	3,633	3,631
Morgan Stanley-Bank of America Commercial Mortgage Securities Trust	07/07/15	1,065,000	99.69	1,062	1,063
Regency Markets No. 1 LLC	07/15/15	11,000,000	99.99	10,999	10,999
Reynolds American, Inc.	07/10/15	2,900,000	97.05	2,815	2,851
Saudi Electricity Global Sukuk Co. 3	07/13/15	770,000	105.00	808	807
Valeant Pharmaceuticals International, Inc.	01/15/15	869,000	101.37	881	889
Wells Fargo Mortgage Backed Securities Trust	04/20/10	325,917	109.70	358	398
					79,037
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
				Unrealized
				Appreciation
	Number of	Notional	Expiration	(Depreciation)
	Contracts	Amount	Date		$
Long Positions

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Australia 3 Year Treasury Bond Futures				158	AUD	17,676	09/15	53
Euro-Buxl 30 Year Bond Futures				3	EUR	468	09/15	17
United States 2 Year Treasury Note Futures			1,228		USD	269,009	09/15	451
United States 5 Year Treasury Note Futures			3,838		USD	459,960	09/15	1,798
United States 10 Year Treasury Note Futures			2,500		USD	318,594	09/15	1,775
United States Treasury Long Bond Futures			1,196		USD	186,501	09/15	2,157
United States Treasury Ultra Bond Futures				113	USD	18,027	09/15	86
Short Positions
Australia 10 Year Treasury Bond Futures				54	AUD	6,901	09/15	(55)
Canada 10 Year Government Bond Futures				49	CAD	7,011	09/15	(31)
Euro-Bobl Futures				395	EUR	51,473	09/15	(597)
Euro-BTP Futures				132	EUR	18,044	09/15	(852)
Euro-Bund Futures				180	EUR	27,792	09/15	(679)
Euro-OAT Futures				125	EUR	18,713	09/15	(530)
Euro-Schatz Futures				31	EUR	3,450	09/15	(3)
Japan Government 10 Year Bond Futures				35	JPY	5,164,250	09/15	(276)
Long Gilt Futures				238	GBP	27,917	09/15	(201)
United States 2 Year Treasury Note Futures			1,806		USD	395,627	09/15	(833)
United States 5 Year Treasury Note Futures				772	USD	92,519	09/15	(428)
United States 10 Year Treasury Note Futures				247	USD	31,477	09/15	(287)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								1,565

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD 3 Month LIBOR	Put	1	0.00			29,710	01/14/19	(271)
Total Liability for Options Written (premiums received $769)								(271)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2014					2	$867
Opened					—	—
Closed					(1)	(98)
Expired					—	—
Outstanding July 31, 2015					1	$769

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold				Bought	Settlement Date	$
Bank of America		USD	28,392	AUD		37,009	08/07/15	(1,343)
Bank of America		USD	66,785	AUD		90,988	08/07/15	(285)
Bank of America		USD	425	AUD		582	08/28/15	—
Bank of America		USD	26,666	AUD		36,395	09/08/15	(112)
Bank of America		USD	868		EUR	795	08/28/15	6
Bank of America		USD	72,081		JPY	8,833,571	08/07/15	(804)
Bank of America		USD	2,896		JPY	357,938	08/31/15	(7)
Bank of America		USD	69,729		JPY	8,620,115	09/08/15	(151)
Bank of America		USD	26,595		NZD	39,473	08/07/15	(545)
Bank of America		USD	26,981		NZD	40,769	09/08/15	(147)
Bank of America		AUD	36,395		USD	26,714	08/07/15	114

See accompanying notes which are an integral part of this quarterly report.

172 Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	92,523	USD	70,981	08/07/15	3,359
Bank of America	AUD	90,988	USD	66,664	09/08/15	279
Bank of America	EUR	9,975	USD	11,016	08/31/15	57
Bank of America	JPY	8,620,115	USD	69,703	08/07/15	147
Bank of America	NZD	40,769	USD	27,050	08/07/15	145
Barclays	USD	915	EUR	840	08/28/15	7
Barclays	AUD	6,257	USD	4,553	08/28/15	(15)
Barclays	CHF	5,065	GBP	3,371	08/27/15	36
Barclays	CHF	9,300	USD	9,703	08/27/15	72
Barclays	CHF	455	USD	473	08/28/15	2
Barclays	EUR	18,939	USD	20,699	08/27/15	(106)
Barclays	JPY	654,779	NZD	7,982	08/27/15	(51)
Barclays	JPY	730,000	USD	5,853	12/10/15	(50)
BNP Paribas	USD	426	AUD	583	08/28/15	—
BNP Paribas	USD	7,392	JPY	914,863	08/28/15	(9)
BNP Paribas	EUR	21,209	USD	23,494	08/31/15	195
BNP Paribas	NZD	640	USD	425	08/28/15	3
Citigroup	USD	10,198	AUD	14,001	08/27/15	24
Citigroup	USD	424	AUD	582	08/28/15	—
Citigroup	EUR	531	USD	586	08/28/15	3
Citigroup	KRW	4,693,985	USD	4,049	08/28/15	27
Citigroup	NOK	169,700	USD	20,849	08/27/15	85
Citigroup	NZD	640	USD	425	08/28/15	3
Commonwealth Bank of Australia	USD	27,194	CHF	26,009	08/07/15	(276)
Commonwealth Bank of Australia	USD	43,826	CHF	40,748	08/07/15	(1,652)
Commonwealth Bank of Australia	USD	67,986	CHF	65,022	08/07/15	(690)
Commonwealth Bank of Australia	USD	40,832	CHF	39,013	09/08/15	(412)
Commonwealth Bank of Australia	USD	73,468	EUR	65,623	08/07/15	(1,395)
Commonwealth Bank of Australia	USD	69,227	EUR	62,423	09/08/15	(641)
Commonwealth Bank of Australia	USD	27,111	SEK	231,513	08/07/15	(273)
Commonwealth Bank of Australia	CHF	27,166	USD	29,217	08/07/15	1,102
Commonwealth Bank of Australia	CHF	39,013	USD	40,792	08/07/15	414
Commonwealth Bank of Australia	CHF	67,914	USD	73,043	08/07/15	2,753
Commonwealth Bank of Australia	CHF	26,009	USD	27,222	09/08/15	275
Commonwealth Bank of Australia	CHF	65,022	USD	68,054	09/08/15	687
Commonwealth Bank of Australia	EUR	39,374	USD	44,081	08/07/15	837
Commonwealth Bank of Australia	EUR	62,423	USD	69,198	08/07/15	640
Commonwealth Bank of Australia	SEK	243,015	USD	29,549	08/07/15	1,378
Commonwealth Bank of Australia	SEK	364,523	USD	44,324	08/07/15	2,066
Commonwealth Bank of Australia	SEK	231,513	USD	27,125	09/08/15	272
Deutsche Bank	USD	426	AUD	583	08/28/15	(1)
Deutsche Bank	USD	569	EUR	522	08/28/15	5
Deutsche Bank	USD	435	JPY	54,000	08/28/15	—
Deutsche Bank	CHF	547	USD	564	08/28/15	(3)
Deutsche Bank	EUR	21,204	USD	23,481	08/31/15	187
Deutsche Bank	NOK	770	USD	94	08/28/15	—
Goldman Sachs	USD	888	EUR	800	08/28/15	(9)
Goldman Sachs	USD	436	JPY	54,000	08/28/15	—
Goldman Sachs	USD	3,436	SEK	29,494	08/28/15	(16)
Goldman Sachs	EUR	521	USD	572	08/28/15	—
Goldman Sachs	EUR	1,068	USD	1,169	08/28/15	(4)
Goldman Sachs	EUR	1,068	USD	1,168	08/28/15	(5)
Goldman Sachs	EUR	1,580	USD	1,733	08/28/15	(3)
Goldman Sachs	EUR	1,580	USD	1,737	08/28/15	1
HSBC	USD	591	EUR	532	08/28/15	(6)
HSBC	COP	148,100	USD	52	08/28/15	—
HSBC	EUR	21,204	USD	23,482	08/31/15	188
HSBC	NZD	4,033	USD	2,692	08/31/15	35

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	SGD	800	USD	584	08/28/15	2
JPMorgan Chase	USD	1,138	AUD	1,533	08/17/15	(18)
JPMorgan Chase	USD	1,548	AUD	2,122	08/17/15	2
JPMorgan Chase	USD	2,150	AUD	2,886	08/17/15	(42)
JPMorgan Chase	USD	2,871	AUD	3,927	08/17/15	(2)
JPMorgan Chase	USD	261	AUD	355	08/28/15	(2)
JPMorgan Chase	USD	430	AUD	585	08/28/15	(3)
JPMorgan Chase	USD	880	AUD	1,203	08/28/15	(1)
JPMorgan Chase	USD	2,231	BRL	7,187	10/15/15	(183)
JPMorgan Chase	USD	33,303	CAD	42,333	10/15/15	(949)
JPMorgan Chase	USD	3,319	CHF	3,195	10/15/15	(4)
JPMorgan Chase	USD	8,445	CLP	5,565,825	10/15/15	(245)
JPMorgan Chase	USD	1,643	COP	4,458,000	10/15/15	(102)
JPMorgan Chase	USD	1,741	COP	5,004,137	10/15/15	(12)
JPMorgan Chase	USD	1,077	CZK	26,321	10/15/15	(9)
JPMorgan Chase	USD	266	EUR	240	08/17/15	(2)
JPMorgan Chase	USD	1,444	EUR	1,308	08/17/15	(7)
JPMorgan Chase	USD	18,660	EUR	16,833	08/17/15	(170)
JPMorgan Chase	USD	1,868	GBP	1,217	08/17/15	32
JPMorgan Chase	USD	2,700	GBP	1,733	08/17/15	6
JPMorgan Chase	USD	1,587	IDR	21,780,453	10/15/15	(8)
JPMorgan Chase	USD	21,129	JPY	2,590,456	08/17/15	(225)
JPMorgan Chase	USD	878	JPY	108,200	08/28/15	(5)
JPMorgan Chase	USD	4,117	MXN	67,313	10/15/15	38
JPMorgan Chase	USD	12,902	MYR	49,447	10/15/15	(141)
JPMorgan Chase	USD	94	NOK	770	08/28/15	—
JPMorgan Chase	USD	1,746	NOK	14,262	10/15/15	(3)
JPMorgan Chase	USD	24,245	NOK	197,971	10/15/15	(47)
JPMorgan Chase	USD	1,563	NZD	2,325	08/17/15	(30)
JPMorgan Chase	USD	3,495	NZD	5,213	08/17/15	(58)
JPMorgan Chase	USD	3,580	NZD	5,359	08/17/15	(47)
JPMorgan Chase	USD	4,857	NZD	7,288	08/17/15	(51)
JPMorgan Chase	USD	11,083	NZD	16,639	08/17/15	(111)
JPMorgan Chase	USD	1,110	PEN	3,575	10/15/15	(3)
JPMorgan Chase	USD	1,823	PEN	5,875	10/15/15	(3)
JPMorgan Chase	USD	16,714	PLN	63,984	10/15/15	213
JPMorgan Chase	USD	1,599	RUB	97,423	08/14/15	(22)
JPMorgan Chase	USD	20,250	SEK	173,635	08/07/15	(122)
JPMorgan Chase	USD	21,560	SEK	182,584	10/15/15	(365)
JPMorgan Chase	USD	336	SGD	460	08/28/15	(1)
JPMorgan Chase	USD	1,026	SGD	1,404	10/15/15	(5)
JPMorgan Chase	USD	1,461	TRY	4,131	10/15/15	(1)
JPMorgan Chase	USD	17,618	TWD	545,987	10/15/15	(386)
JPMorgan Chase	USD	1,108	ZAR	14,021	10/15/15	(13)
JPMorgan Chase	USD	1,516	ZAR	19,252	10/15/15	(13)
JPMorgan Chase	AUD	64,557	USD	49,965	08/17/15	2,808
JPMorgan Chase	AUD	28,467	USD	20,685	08/27/15	(98)
JPMorgan Chase	AUD	1,200	USD	873	08/28/15	(3)
JPMorgan Chase	BRL	4,712	USD	1,350	10/15/15	7
JPMorgan Chase	BRL	64,349	USD	19,267	10/15/15	931
JPMorgan Chase	CAD	4,251	USD	3,272	10/15/15	23
JPMorgan Chase	CHF	31,718	USD	33,503	10/15/15	598
JPMorgan Chase	CLP	554,990	USD	828	10/15/15	10
JPMorgan Chase	COP	125,486,169	USD	46,052	10/15/15	2,681
JPMorgan Chase	CZK	254,505	USD	10,384	10/15/15	54
JPMorgan Chase	DKK	354	USD	52	10/15/15	—
JPMorgan Chase	DKK	406	USD	60	10/15/15	—
JPMorgan Chase	EUR	500	USD	560	08/17/15	11

See accompanying notes which are an integral part of this quarterly report.

174 Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	EUR	574	USD	629	08/17/15	(2)
JPMorgan Chase	EUR	1,211	USD	1,341	08/17/15	10
JPMorgan Chase	EUR	1,596	USD	1,762	08/17/15	9
JPMorgan Chase	EUR	13,542	USD	15,343	08/17/15	467
JPMorgan Chase	GBP	19,900	USD	30,721	08/17/15	(353)
JPMorgan Chase	IDR	220,424,783	USD	16,100	10/15/15	116
JPMorgan Chase	JPY	176,144	USD	1,456	08/17/15	34
JPMorgan Chase	JPY	246,188	USD	1,992	08/17/15	5
JPMorgan Chase	JPY	108,225	USD	874	08/28/15	1
JPMorgan Chase	MXN	39,402	USD	2,406	10/15/15	(26)
JPMorgan Chase	MXN	43,433	USD	2,739	10/15/15	58
JPMorgan Chase	MXN	228,198	USD	14,387	10/15/15	301
JPMorgan Chase	MYR	5,040	USD	1,310	10/15/15	10
JPMorgan Chase	NOK	4,648	USD	569	10/15/15	—
JPMorgan Chase	NOK	33,540	USD	4,087	10/15/15	(13)
JPMorgan Chase	NZD	4,633	USD	3,201	08/17/15	146
JPMorgan Chase	NZD	145,647	USD	104,185	08/17/15	8,148
JPMorgan Chase	PEN	114,581	USD	35,399	10/15/15	(99)
JPMorgan Chase	PLN	6,413	USD	1,710	10/15/15	14
JPMorgan Chase	RUB	975,516	USD	16,784	08/14/15	991
JPMorgan Chase	SEK	18,372	USD	2,141	10/15/15	9
JPMorgan Chase	SGD	14,152	USD	10,459	10/15/15	164
JPMorgan Chase	TRY	42,065	USD	15,333	10/15/15	462
JPMorgan Chase	TWD	54,887	USD	1,748	10/15/15	16
JPMorgan Chase	ZAR	16,817	USD	1,326	10/15/15	14
JPMorgan Chase	ZAR	18,828	USD	1,474	10/15/15	4
Morgan Stanley	USD	220	BRL	745	08/04/15	(2)
Morgan Stanley	USD	787	CAD	1,015	08/28/15	(11)
Morgan Stanley	USD	110	RUB	6,630	08/28/15	(3)
Morgan Stanley	BRL	745	USD	230	08/04/15	13
National Australia Bank	USD	430	AUD	585	08/28/15	(3)
Royal Bank of Canada	USD	1,178	AUD	1,535	08/07/15	(56)
Royal Bank of Canada	USD	1,239	CHF	1,157	08/07/15	(42)
Royal Bank of Canada	USD	3,098	CHF	2,892	08/07/15	(105)
Royal Bank of Canada	USD	2,140	EUR	1,920	08/07/15	(32)
Royal Bank of Canada	USD	321	EUR	291	08/31/15	(1)
Royal Bank of Canada	USD	41,703	GBP	26,522	08/07/15	(286)
Royal Bank of Canada	USD	41,513	GBP	26,522	09/08/15	(106)
Royal Bank of Canada	USD	663	NOK	5,218	08/07/15	(24)
Royal Bank of Canada	USD	1,105	NOK	8,697	08/07/15	(40)
Royal Bank of Canada	USD	28,185	NOK	222,111	08/07/15	(995)
Royal Bank of Canada	USD	40,468	NOK	327,949	08/07/15	(322)
Royal Bank of Canada	USD	67,446	NOK	546,582	08/07/15	(537)
Royal Bank of Canada	USD	26,958	NOK	218,633	09/08/15	(214)
Royal Bank of Canada	USD	874	NZD	1,296	08/07/15	(18)
Royal Bank of Canada	USD	1,387	SEK	11,502	08/07/15	(54)
Royal Bank of Canada	USD	2,081	SEK	17,253	08/07/15	(81)
Royal Bank of Canada	AUD	614	USD	471	08/07/15	22
Royal Bank of Canada	CAD	257	USD	196	08/28/15	—
Royal Bank of Canada	CHF	1,735	USD	1,859	08/07/15	63
Royal Bank of Canada	EUR	3,200	USD	3,567	08/07/15	53
Royal Bank of Canada	GBP	26,522	USD	41,522	08/07/15	106
Royal Bank of Canada	JPY	213,456	USD	1,745	08/07/15	23
Royal Bank of Canada	JPY	3,448,046	USD	28,188	08/07/15	366
Royal Bank of Canada	MXN	3,880	USD	238	08/28/15	(2)
Royal Bank of Canada	NOK	3,479	USD	442	08/07/15	16
Royal Bank of Canada	NOK	218,633	USD	26,978	08/07/15	215
Royal Bank of Canada	NOK	333,167	USD	42,277	08/07/15	1,493

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 175

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	NOK	555,279	USD	70,462	08/07/15	2,487
Royal Bank of Canada	NOK	327,949	USD	40,437	09/08/15	320
Royal Bank of Canada	NOK	546,582	USD	67,396	09/08/15	534
Royal Bank of Scotland	GBP	2,312	USD	3,582	08/28/15	(28)
Royal Bank of Scotland	HUF	8,100	USD	29	08/28/15	—
Royal Bank of Scotland	MXN	40,204	USD	2,470	08/31/15	(20)
Standard Chartered	USD	2,069	AUD	2,824	09/08/15	(9)
Standard Chartered	USD	331	CAD	430	08/28/15	(2)
Standard Chartered	USD	2,487	CHF	2,389	09/08/15	(13)
Standard Chartered	USD	110	CLP	72,933	08/28/15	(2)
Standard Chartered	USD	161	CNY	1,003	08/28/15	3
Standard Chartered	USD	41,388	EUR	37,454	08/07/15	(253)
Standard Chartered	USD	2,799	EUR	2,532	09/08/15	(17)
Standard Chartered	USD	1,480	GBP	948	09/08/15	1
Standard Chartered	USD	27,835	JPY	3,448,046	08/07/15	(13)
Standard Chartered	USD	2,040	JPY	252,597	09/08/15	(1)
Standard Chartered	USD	1,776	NOK	14,453	09/08/15	(8)
Standard Chartered	USD	1,418	NZD	2,140	09/08/15	(9)
Standard Chartered	USD	71,082	NZD	107,273	09/08/15	(475)
Standard Chartered	USD	20,255	SEK	173,635	08/07/15	(126)
Standard Chartered	AUD	7,059	USD	5,173	09/08/15	23
Standard Chartered	AUD	58,829	USD	43,111	09/08/15	189
Standard Chartered	CHF	1,592	USD	1,658	09/08/15	8
Standard Chartered	CHF	3,981	USD	4,146	09/08/15	21
Standard Chartered	CLP	198,200	USD	297	08/28/15	4
Standard Chartered	EUR	25,982	USD	28,722	09/08/15	175
Standard Chartered	NOK	21,679	USD	2,664	09/08/15	12
Standard Chartered	NOK	36,132	USD	4,440	09/08/15	20
Standard Chartered	NZD	64,364	USD	42,649	09/08/15	285
Standard Chartered	PEN	870	USD	271	08/28/15	(1)
Standard Chartered	SEK	5,370	USD	629	08/28/15	6
Standard Chartered	SEK	14,769	USD	1,724	09/08/15	11
State Street	USD	28	BRL	95	08/04/15	—
State Street	BRL	95	USD	30	08/04/15	2
State Street	PEN	4,965	USD	1,555	08/03/15	(4)
Toronto Dominion Bank	USD	221	BRL	745	08/04/15	(4)
Toronto Dominion Bank	BRL	745	USD	220	08/04/15	2
Toronto Dominion Bank	BRL	745	USD	219	09/02/15	4
UBS	USD	30	BRL	95	08/04/15	(3)
UBS	USD	965	EUR	872	08/31/15	(7)
UBS	USD	1,448	NZD	2,195	08/28/15	(2)
UBS	AUD	7,231	JPY	649,135	08/27/15	(81)
UBS	AUD	7,013	NZD	7,870	08/27/15	131
UBS	BRL	95	USD	28	08/04/15	—
UBS	CHF	1,790	USD	1,874	08/28/15	20
UBS	EUR	13,884	GBP	9,720	08/27/15	(150)
UBS	EUR	4,747	JPY	641,894	08/27/15	(70)
UBS	EUR	345	USD	377	08/28/15	(2)
UBS	EUR	1,036	USD	1,147	08/28/15	9
UBS	MYR	160	USD	42	08/28/15	—
UBS	SGD	1,034	USD	756	08/28/15	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						23,189

See accompanying notes which are an integral part of this quarterly report.

176 Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives				Notional		Termination	Fair Value
Underlying Security			Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	31,040	10/30/15	214
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	86,112	10/30/15	594
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	7,009	10/30/15	48
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	99,792	10/30/15	688
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	34,535	10/30/15	238
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	29,997	11/30/15	207
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	70,993	11/30/15	490
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	20,998	11/30/15	145
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	100,645	04/29/16	694
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	40,455	04/29/16	279
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	39,000	06/30/16	269
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays	USD	5,000	06/30/16	34
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	24,974	12/31/15	172
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	9,990	12/31/15	69
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	9,990	12/31/15	69
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	49,948	12/31/15	344
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	20,978	12/31/15	145
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas	USD	13,986	12/31/15	96
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)							4,795

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee ranging from 0.00% to 0.20%.

Interest Rate Swap Contracts

Amounts in thousands
						Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$
Barclays	USD	3,845	Three Month LIBOR	2.481%		11/15/27	(298)
Barclays	USD	3,860	Three Month LIBOR	2.417%		11/15/27	(258)
Citigroup	USD	7,680	Three Month LIBOR	2.714%		08/15/42	—
Citigroup	USD	5,110	Three Month LIBOR	3.676%		11/15/43	(1,008)
Goldman Sachs	KRW	1,450,000	2.240%	Three Month Korean Won Repo Rate		09/16/25	2
JPMorgan Chase	GBP	18,400	1.315%	Six Month LIBOR		06/15/17	5
JPMorgan Chase	USD	29,000	1.250%	Three Month LIBOR		06/15/17	22
JPMorgan Chase	USD	36,600	1.625%	Three Month LIBOR		06/15/18	105
JPMorgan Chase	KRW	8,820,000	1.730%	Three Month Korean Won Repo Rate		09/21/18	(15)
JPMorgan Chase	GBP	28,300	1.890%	Six Month LIBOR		06/21/19	(25)
JPMorgan Chase	DKK	119,000	Six Month CIBOR	0.943%		05/05/25	601
JPMorgan Chase	HKD	136,000	Three Month HIBOR	2.160%		05/14/25	(4)
JPMorgan Chase	CZK	426,000	Six Month PRIBOR	1.280%		06/19/25	(324)
JPMorgan Chase	KRW	381,000	2.243%	Three Month Korean Won Repo Rate		09/16/25	—
JPMorgan Chase	JPY	381,000	Six Month LIBOR	0.873%		09/16/25	9
JPMorgan Chase	USD	8,390	Three Month LIBOR	2.340%		06/15/26	137
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $560 (å)							(1,051)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 177

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
						Termination		Fair Value
Counterparty	Notional Amount	Fund Receives		Fund Pays		Date		$

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/
					Receives	Termination		Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date		$
CDX NA High Yield Index	Goldman Sachs		USD	4,554	5.000%	06/20/20		319
CMBX NA Index	Bank of America		USD	775	0.500%	01/17/47		(23)
CMBX NA Index	Bank of America		USD	375	2.000%	10/17/57		(11)
CMBX NA Index	Barclays		USD	230	0.500%	10/17/57		(10)
CMBX NA Index	Barclays		USD	510	0.500%	10/17/57		(21)
CMBX NA Index	Barclays		USD	360	0.500%	10/17/57		(15)
CMBX NA Index	Barclays		USD	100	0.500%	10/17/57		(4)
CMBX NA Index	Credit Suisse		USD	1,365	0.500%	10/17/57		(57)
CMBX NA Index	Credit Suisse		USD	1,165	0.500%	10/17/57		(49)
CMBX NA Index	Credit Suisse		USD	325	0.500%	05/11/63		(6)
CMBX NA Index	Credit Suisse		USD	685	0.500%	10/17/57		(29)
CMBX NA Index	Credit Suisse		USD	170	0.500%	01/17/47		(5)
CMBX NA Index	Credit Suisse		USD	465	0.500%	01/17/47		(14)
CMBX NA Index	Credit Suisse		USD	385	2.000%	10/17/57		(11)
CMBX NA Index	Credit Suisse		USD	395	3.000%	10/17/57		(24)
CMBX NA Index	Deutsche Bank		USD	600	0.500%	10/17/57		(25)
CMBX NA Index	Goldman Sachs		USD	325	2.000%	05/11/63		—
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($3)								15

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—	$645,581		$3,519			$649,100
Corporate Bonds and Notes		—	1,370,980		—			1,370,980
International Debt		—	462,924		998			463,922
Loan Agreements		—	34,774		—			34,774
Mortgage-Backed Securities		—	1,711,900		12,219			1,724,119
Municipal Bonds		—	37,742		—			37,742
Non-US Bonds		—	280,931		—			280,931
United States Government Agencies		—	19,215		—			19,215
United States Government Treasuries		—	871,954		—			871,954
Common Stocks		—	—		—			—
Preferred Stocks		9,804	—		—			9,804
Options Purchased		—	203		—			203
Short-Term Investments		—	1,695,752		8			1,695,760
Total Investments		9,804	7,131,956		16,744			7,158,504

Other Financial Instruments
Futures Contracts		1,565	—		—			1,565
Options Written		—	(271)		—			(271)
Foreign Currency Exchange Contracts		(4)	23,193		—			23,189

See accompanying notes which are an integral part of this quarterly report.

178 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Total Return Swap Contracts	—	4,795	—	4,795
Interest Rate Swap Contracts	—	(1,051)	—	(1,051)
Credit Default Swap Contracts	—	15	—	15
Total Other Financial Instruments*	$1,561	$26,681	$—	$28,242

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 179

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 92.4%			Series 2015-A2 Class A
Asset-Backed Securities - 9.5%			1.360% due 09/15/20	536	535
ABFC Trust			Bayview Financial Acquisition Trust
			Series 2006-A Class 1A3
Series 2005-WMC1 Class M1			5.865% due 02/28/41	410	426
0.851% due 06/25/35 (Ê)	347	344	Bear Stearns Asset Backed Securities
Access Group, Inc.			I Trust
Series 2004-2 Class A3			Series 2005-TC2 Class A3
0.485% due 10/25/24 (Ê)	700	651	0.557% due 08/25/35 (Ê)	141	140
Accredited Mortgage Loan Trust			BMW Vehicle Owner Trust
Series 2007-1 Class A4			Series 2013-A Class A3
0.411% due 02/25/37 (Ê)	2,583	2,053	0.670% due 11/27/17	1,836	1,837
Ally Auto Receivables Trust			Brazos Higher Education Authority, Inc.
Series 2012-4 Class A3			Series 2010-1 Class A2
0.590% due 01/17/17	349	349	1.482% due 02/25/35 (Ê)	1,100	1,133
Series 2012-5 Class A3			Series 2011-2 Class A3
0.620% due 03/15/17	1,109	1,109	1.277% due 10/27/36 (Ê)	725	730
Series 2013-1 Class A3			California Republic Auto Receivables
0.630% due 05/15/17	427	427	Trust
Series 2015-1 Class A1			1.270% due 08/15/19	998	998
0.390% due 08/15/16	1,190	1,190	Series 2014-2 Class A4
Series 2015-1 Class A3			1.570% due 12/16/19	894	898
1.390% due 09/16/19	485	485	Capital Auto Receivables Asset Trust
Ally Master Owner Trust			Series 2013-1 Class B
Series 2013-1 Class A2			1.290% due 04/20/18	1,450	1,448
1.000% due 02/15/18	2,330	2,333	Series 2013-3 Class A2
Alm Loan Funding			1.040% due 11/21/16	418	418
Series 2012-7A Class A1			Capital One
1.707% due 10/19/24 (Ê)(Þ)	750	749	Series 2015-A5 Class A5
American Express Credit Account			1.600% due 05/17/21	618	620
Master Trust			Capital One Multi-Asset Execution Trust
Series 2012-2 Class A			Series 2014-A4 Class A4
0.680% due 03/15/18	880	880	0.547% due 06/15/22 (Ê)	282	282
Series 2012-3 Class A			Series 2015-A1 Class A
0.337% due 03/15/18 (Ê)	290	290	1.390% due 01/15/21	834	834
American Money Management Corp.			CarFinance Capital Auto Trust
Series 2014-14A Class A1L			Series 2014-1A Class A
1.680% due 07/27/26 (µ)(ƒ)(Þ)	750	748	1.460% due 12/17/18 (Þ)	438	438
AmeriCredit Automobile Receivables
Trust			Series 2015-1A Class A
Series 2012-5 Class A3			1.750% due 06/15/21 (Þ)	470	470
0.620% due 06/08/17	10	11	CarMax Auto Owner Trust
			Series 2013-1 Class A3
Series 2014-1 Class A2			0.600% due 10/16/17	480	480
0.570% due 07/10/17	1,172	1,172
			Series 2015-2 Class A4
Series 2014-2 Class A2A			1.800% due 03/15/21	599	601
0.540% due 10/10/17	305	305
Series 2014-2 Class A2B			Carnow Auto Receivables Trust
0.467% due 10/10/17 (Ê)	1,040	1,039	Series 2014-1A Class A
			0.960% due 01/17/17 (Þ)	217	217
Series 2014-3 Class B
1.920% due 11/08/19	240	241	Carrington Mortgage Loan Trust
			Series 2005-NC3 Class M1
Series 2015-1 Class A3			0.631% due 06/25/35 (Ê)	746	745
1.260% due 11/08/19	1,103	1,102	Series 2005-NC5 Class A2
Series 2015-2 Class A2A			0.511% due 10/25/35 (Ê)	6	6
0.830% due 09/10/18	929	928	CCG Receivables Trust
Series 2015-2 Class B			Series 2013-1 Class A2
1.820% due 07/08/20	193	193	1.050% due 08/14/20 (Þ)	253	253
Ameriquest Mortgage Securities, Inc.			Series 2014-1 Class A2
Series 2005-R5 Class M1			1.060% due 11/15/21 (Þ)	583	584
0.580% due 07/25/35 (Ê)	1,008	1,006	Centex Home Equity Loan Trust
Series 2005-R10 Class A2B			Series 2003-B Class AF4
0.411% due 01/25/36 (Ê)	29	29	3.735% due 02/25/32	2,253	2,264
BA Credit Card Trust			Series 2005-D Class M1
Series 2007-A1 Class A1			0.621% due 10/25/35 (Ê)	1,164	1,160
5.170% due 06/15/19	2,300	2,437	Chase Issuance Trust

See accompanying notes which are an integral part of this quarterly report.

180 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-A2 Class A2			Series 2003-T4 Class 2A5
0.237% due 04/15/19 (Ê)	809	806	5.268% due 09/26/33	715	779
Series 2012-A8 Class A8			Fannie Mae Whole Loan
0.540% due 10/16/17	1,000	1,000	Series 2003-W5 Class A
Series 2014-A8 Class A8			0.411% due 04/25/33 (Ê)	40	39
0.437% due 11/15/18 (Ê)	600	600	Series 2003-W9 Class A
Series 2015-A2 Class A2			0.431% due 06/25/33 (Ê)	56	54
1.590% due 02/18/20	840	844	Flagship Credit Auto Trust
Series 2015-A3 Class A3			Series 2015-2 Class A
0.437% due 04/15/19 (Ê)	553	553	1.980% due 10/15/20 (Å)	535	535
Chesapeake Funding LLC			Flatiron CLO, Ltd.
Series 2014-1A Class C			Series 2014-1A Class A1
1.388% due 03/07/26 (Ê)(Þ)	365	364	1.607% due 07/17/26 (Þ)	730	727
CIT Education Loan Trust			Ford Credit Auto Owner Trust
Series 2007-1 Class A			Series 2011-B Class A4
0.371% due 03/25/42 (Ê)(Þ)	783	726	1.350% due 12/15/16	27	27
Citibank Credit Card Issuance Trust			Series 2012-D Class A3
Series 2006-A7 Class A7			0.510% due 04/15/17	201	201
0.346% due 12/17/18 (Ê)	2,060	2,053	Series 2013-A Class A3
CountryPlace Manufactured Housing			0.550% due 07/15/17	297	297
Contract Trust			Series 2013-C Class A3
Series 2005-1 Class A4			0.820% due 12/15/17	671	672
5.200% due 12/15/35 (Þ)	675	708	Series 2014-A Class A2
Countrywide Asset-Backed Certificates			0.480% due 11/15/16	28	28
Series 2006-BC1 Class 1A			Series 2014-B Class A4
0.391% due 04/25/36 (Ê)	395	375	1.420% due 08/15/19	1,364	1,371
Series 2006-BC4 Class 2A2			Series 2015-2 Class A
0.351% due 11/25/36 (Ê)	1,033	981	2.440% due 01/15/27 (Å)	316	318
Credit-Based Asset Servicing and			Series 2015-A Class A4
Securitization LLC			1.640% due 06/15/20	550	551
Series 2004-CB7 Class AF5			Series 2015-B Class A4
4.848% due 10/25/34	298	309	1.580% due 08/15/20	979	981
Series 2005-CB5 Class AV2			Higher Education Funding I
0.447% due 08/25/35 (Ê)	2	2	Series 2014-1 Class A
Discover Card Execution Note Trust			1.332% due 05/25/34 (Ê)(Þ)	675	679
Series 2015-A2 Class A			Honda Auto Receivables Owner Trust
1.900% due 10/17/22	504	500	Series 2012-3 Class A4
Drive Auto Receivables Trust			0.740% due 10/15/18	455	455
Series 2015-BA Class A2A			Series 2013-2 Class A3
0.930% due 12/15/17 (Þ)	799	799	0.530% due 02/16/17	1,173	1,173
Series 2015-CA Class A1			Series 2014-3 Class A4
0.480% due 08/15/16 (Å)	2,290	2,290	1.310% due 10/15/20	559	561
Series 2015-CA Class A2B			Hyundai Auto Receivables Trust
0.850% due 02/15/18 (Å)	652	652	Series 2011-C Class A4
DT Auto Owner Trust			1.300% due 02/15/18	721	722
Series 2015-1A Class A			Series 2013-A Class A3
1.060% due 09/17/18 (Þ)	541	541	0.560% due 07/17/17	1,351	1,350
Education Loan Asset-Backed Trust I			Series 2013-C Class A3
Series 2013-1 Class B1			1.010% due 02/15/18	1,203	1,205
1.191% due 11/25/33 (Ê)(Þ)	1,603	1,488
			Series 2014-A Class A3
Educational Funding of the South, Inc.			0.790% due 07/16/18	415	415
Series 2011-1 Class A2
0.945% due 04/25/35 (Ê)	653	648	Series 2015-A Class A3
			1.050% due 04/15/19	777	776
EFS Volunteer No. 3 LLC			Series 2015-B Class A2A
Series 2012-1 Class A3
1.187% due 04/25/33 (Ê)(Þ)	775	780	0.690% due 04/16/18	1,351	1,351
Exeter Automobile Receivables Trust			JGWPT XXX LLC
Series 2013-1A Class A			Series 2013-3A Class A
1.290% due 10/16/17 (Þ)	71	71	4.080% due 01/17/73 (Þ)	443	460
Series 2014-3A Class A			JGWPT XXXII LLC
1.320% due 01/15/19 (Þ)	744	744	Series 2014-2A Class A
			3.610% due 01/17/73 (Þ)	596	596
Fannie Mae Grantor Trust			Lehman ABS Manufactured Housing
Series 2003-T4 Class 1A			Contract Trust
0.407% due 09/26/33 (Ê)	110	109

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 181

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-B Class A4			Series 2001-KS3 Class AII
5.270% due 04/15/40	358	374	0.651% due 09/25/31 (Ê)	22	21
Mercedes-Benz Auto Receivables Trust			Series 2003-KS4 Class AIIB
Series 2014-1 Class A2			0.771% due 06/25/33 (Ê)	91	77
0.430% due 02/15/17	1,951	1,949	Renaissance Home Equity Loan Trust
Series 2015-1 Class A1			Series 2005-2 Class AF4
0.390% due 08/15/16	2,985	2,985	4.934% due 08/25/35	585	588
Morgan Stanley ABS Capital I, Inc. Trust			Series 2006-1 Class AF6
Series 2003-NC6 Class M1			5.746% due 05/25/36	204	144
1.391% due 06/25/33 (Ê)	237	230	Santander Drive Auto Receivables Trust
Series 2003-NC7 Class M1			Series 2013-1 Class B
1.241% due 06/25/33 (Ê)	203	191	1.160% due 01/15/19	1,465	1,466
Navient Private Education Loan Trust			Series 2013-2 Class A3
Series 2014-AA Class A2A			0.700% due 09/15/17	477	477
2.740% due 02/15/29 (Þ)	1,285	1,285	Series 2013-3 Class A3
Navient Student Loan Trust			0.700% due 10/16/17	1,737	1,737
Series 2014-2 Class A			Series 2014-1 Class A2A
0.827% due 03/25/43 (Ê)	1,402	1,372	0.660% due 06/15/17	127	127
Series 2014-3 Class A			Series 2014-2 Class A2A
0.807% due 03/25/43 (Ê)	1,821	1,793	0.540% due 07/17/17	409	409
Nelnet Student Loan Trust			Series 2014-3 Class A2A
Series 2011-1A Class A			0.540% due 08/15/17	833	833
1.041% due 02/25/43 (Ê)(Þ)	1,195	1,210	Series 2014-4 Class A2B
Series 2014-4A Class A2			1.000% due 01/16/18	517	516
1.137% due 11/25/43 (Ê)(Þ)	725	702	Series 2014-4 Class B
Series 2015-2A Class A2			1.820% due 05/15/19	1,264	1,270
0.787% due 09/25/42 (Ê)(Þ)	1,340	1,307	Series 2015-2 Class B
New Century Home Equity Loan Trust			1.830% due 01/15/20	629	629
Series 2005-2 Class M1			Series 2015-2 Class C
0.621% due 06/25/35 (Ê)	1,448	1,443	2.440% due 04/15/21	205	205
Nissan Auto Receivables Owner Trust			Series 2015-3 Class B
Series 2011-B Class A4			2.070% due 03/16/20	493	494
1.240% due 01/16/18	771	771	Series 2015-3 Class C
Series 2014-A Class A3			2.740% due 01/15/21	373	375
0.720% due 08/15/18	300	300	Saxon Asset Securities Trust
Series 2014-B Class A3			Series 2004-1 Class A
1.110% due 05/15/19	657	657	0.727% due 03/25/35 (Ê)	57	48
Series 2015-B Class A1			SLM Private Education Loan Trust
0.380% due 08/15/16	2,680	2,680	Series 2010-A Class 2A
North Carolina State Education			3.437% due 05/16/44 (Ê)(Þ)	2,585	2,702
Assistance Authority			SLM Student Loan Trust
Series 2011-2 Class A2			Series 2005-8 Class A4
1.076% due 07/25/25 (Ê)	735	733	1.045% due 01/25/28 (Ê)	1,660	1,639
Park Place Securities, Inc.			Series 2006-2 Class A6
Series 2005-WCH1 Class M2			0.465% due 01/25/41 (Ê)	950	821
0.971% due 01/25/36 (Ê)	810	804	Series 2006-8 Class A6
Series 2005-WHQ2 Class A1B			0.455% due 01/25/41 (Ê)	950	874
0.461% due 05/25/35 (Ê)	67	67
Popular ABS Mortgage Pass-Through			Series 2007-6 Class B
			1.145% due 04/27/43 (Ê)	140	123
Trust			Series 2007-7 Class B
Series 2005-6 Class A3
4.311% due 01/25/36	119	113	0.979% due 10/25/28	320	281
Prestige Auto Receivables Trust			Series 2007-8 Class B
Series 2013-1A Class A2			1.229% due 04/27/43	281	252
1.090% due 02/15/18 (Þ)	73	73	Series 2008-2 Class B
Series 2014-1A Class A3			1.495% due 01/25/29 (Ê)	160	143
1.520% due 04/15/20 (Þ)	900	901	Series 2008-3 Class B
RAMP Trust			1.495% due 04/25/29 (Ê)	160	143
Series 2003-RS2 Class AII			Series 2008-4 Class A4
0.871% due 03/25/33 (Ê)	47	41	1.945% due 07/25/22 (Ê)	2,400	2,418
Series 2003-RS11 Class AI6A			Series 2008-4 Class B
5.980% due 12/25/33	164	177	2.145% due 04/25/29 (Ê)	160	154
RASC Trust			Series 2008-5 Class B
			2.145% due 07/25/29 (Ê)	230	225

182 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-6 Class B			Corporate Bonds and Notes - 23.6%
2.145% due 07/25/29 (Ê)	160	157	21st Century Fox America, Inc.
Series 2008-7 Class B			6.150% due 02/15/41	775	909
2.145% due 07/25/29 (Ê)	160	159	8.250% due 10/17/96	65	87
Series 2008-8 Class B			AbbVie, Inc.
2.545% due 10/25/29 (Ê)	160	164	1.800% due 05/14/18	1,014	1,011
Series 2008-9 Class A			2.500% due 05/14/20	557	553
1.795% due 04/25/23 (Ê)	276	277	3.600% due 05/14/25	540	532
Series 2008-9 Class B			4.500% due 05/14/35	1,017	990
2.545% due 10/25/29 (Ê)	230	238	Allstate Corp. (The)
Series 2013-4 Class A			5.750% due 08/15/53	980	1,024
0.741% due 06/25/27 (Ê)	575	574	Altria Group, Inc.
SMB Private Education Loan Trust			10.200% due 02/06/39	399	668
Series 2015-A Class A3			Amazon.com, Inc.
1.687% due 02/17/32 (Ê)(Þ)	1,345	1,343	4.950% due 12/05/44	425	426
SoFi Professional Loan Program LLC			American Airlines Pass-Through Trust
Series 2014-B Class A2			Series 2013-2 Class A
2.550% due 08/27/29 (Þ)	1,083	1,087	4.950% due 01/15/23	1,085	1,150
Specialty Underwriting & Residential			American Campus Communities
Finance Trust			Operating Partnership, LP
Series 2003-BC1 Class A			4.125% due 07/01/24	340	342
0.871% due 01/25/34 (Ê)	25	22	American Electric Power Co., Inc.
Synchrony Credit Card Master Note Trust			1.650% due 12/15/17	440	440
Series 2015-1 Class A			American Express Co.
2.370% due 03/15/23	564	571	3.625% due 12/05/24	765	753
Tidewater Auto Receivables Trust			American Honda Finance Corp.
Series 2014-AA Class A3			1.600% due 07/13/18	1,224	1,224
1.400% due 07/15/18 (Þ)	1,475	1,476	2.250% due 08/15/19	855	862
Toyota Auto Receivables Owner Trust			American International Group, Inc.
Series 2013-A Class A3			3.750% due 07/10/25	1,402	1,402
0.550% due 01/17/17	315	315	4.800% due 07/10/45	151	151
Series 2015-B Class A2B			4.375% due 01/15/55	765	693
0.397% due 11/15/17 (Ê)	1,000	999
US Residential Opportunity Fund III			American Tower Trust I
Trust			3.070% due 03/15/23 (Þ)	1,000	985
Series 2015-1III Class A			Anadarko Petroleum Corp.
3.721% due 01/27/35 (Þ)	232	232	4.500% due 07/15/44	200	182
US Residential Opportunity Fund IV			Anheuser-Busch InBev Worldwide, Inc.
Trust			1.375% due 07/15/17	1,935	1,944
Series 2015-1IV Class A			Apache Corp.
3.721% due 02/27/35 (Þ)	304	303	5.100% due 09/01/40	429	410
USAA Auto Owner Trust			Apollo Management Holdings, LP
1.200% due 06/17/19	358	358	4.000% due 05/30/24 (Þ)	1,050	1,051
Volkswagen Auto Loan Enhanced Trust			Apple, Inc.
Series 2012-1 Class A3			0.529% due 05/03/18 (Ê)	1,875	1,877
0.850% due 08/22/16	10	10	2.700% due 05/13/22	1,625	1,616
Series 2012-2 Class A3			4.375% due 05/13/45	590	593
0.460% due 01/20/17	594	594	ARC Properties Operating Partnership,
VOLT XXII LLC			LP
Series 2015-NPL4 Class A1			2.000% due 02/06/17	750	734
3.500% due 02/25/55 (Þ)	221	221	AT&T, Inc.
VOLT XXXI LLC			2.450% due 06/30/20	1,005	989
Series 2015-NPL2 Class A1			3.000% due 06/30/22	2,655	2,569
3.375% due 02/25/55 (Þ)	371	370	3.400% due 05/15/25	281	268
World Financial Network Credit Card			4.500% due 05/15/35	2,997	2,773
Master Trust			4.300% due 12/15/42	296	256
Series 2015-A Class A			4.750% due 05/15/46	560	516
0.667% due 02/15/22 (Ê)	259	259	BAE Systems Holdings, Inc.
World Omni Auto Receivables Trust			3.800% due 10/07/24 (Þ)	1,070	1,077
Series 2014-A Class A2			Bank of America Corp.
0.430% due 05/15/17	716	716	2.000% due 01/11/18	2,660	2,669
Series 2014-B Class A4			4.200% due 08/26/24	890	894
1.680% due 12/15/20	722	724	4.000% due 01/22/25	1,350	1,324
		124,372	3.875% due 08/01/25	1,493	1,507

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 183

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 04/01/44	150	156	4.600% due 01/15/45	675	609
Series L			CCO Safari II LLC
1.950% due 05/12/18	639	638	4.464% due 07/23/22 (Þ)	2,425	2,438
2.600% due 01/15/19	163	165	4.908% due 07/23/25 (Þ)	985	987
3.950% due 04/21/25	930	902	6.384% due 10/23/35 (Þ)	1,482	1,515
4.750% due 04/21/45	310	295	CenterPoint Energy Houston Electric
Bank of America NA			LLC
Series BKNT			4.500% due 04/01/44	600	631
5.300% due 03/15/17	400	423	CenterPoint Energy Resources Corp.
0.586% due 06/15/17 (Ê)	1,340	1,330	6.125% due 11/01/17	125	138
6.100% due 06/15/17	1,900	2,047	Chevron Corp.
6.000% due 10/15/36	1,300	1,568	2.411% due 03/03/22	555	542
Bank of New York Mellon Corp. (The)			Chevron Phillips Chemical Co. LLC /
1.969% due 06/20/17	765	776	Chevron Phillips Chemical Co, LP
			1.700% due 05/01/18 (Þ)	531	530
Series G
2.200% due 05/15/19	640	645	Citigroup, Inc.
			1.350% due 03/10/17	1,245	1,244
Baxalta, Inc.
1.061% due 06/22/18 (Ê)(Þ)	1,060	1,062	6.000% due 08/15/17	475	515
2.875% due 06/23/20 (Þ)	650	650	6.125% due 11/21/17	1,980	2,169
3.600% due 06/23/22 (Þ)	391	391	1.700% due 04/27/18	1,520	1,508
Bayer US Finance LLC			2.500% due 09/26/18	2,025	2,051
2.375% due 10/08/19 (Þ)	705	710	5.375% due 08/09/20	500	560
Baylor Scott & White Holdings			3.875% due 03/26/25	645	625
4.185% due 11/15/45	460	437	4.400% due 06/10/25	1,325	1,336
BB&T Corp.			4.650% due 07/30/45	1,111	1,121
2.625% due 06/29/20	560	564	City of Hope (The)
Bear Stearns Cos. LLC (The)			Series 2013
5.550% due 01/22/17	890	939	5.623% due 11/15/43	200	226
7.250% due 02/01/18	425	480	Cleveland Clinic Bonds
Becton Dickinson and Co.			4.858% due 01/01/14	290	276
2.675% due 12/15/19	660	665	CME Group, Inc.
3.250% due 11/12/20	590	606	3.000% due 03/15/25	1,090	1,066
Bellsouth Capital Funding Corp.			Coca-Cola Enterprises, Inc.
7.875% due 02/15/30	635	772	2.000% due 08/19/16	500	505
			Columbia Property Trust Operating
Berkshire Hathaway Energy Co.			Partnership, LP
4.500% due 02/01/45	495	495	4.150% due 04/01/25	815	820
Berkshire Hathaway Finance Corp.
4.400% due 05/15/42	400	395	Comcast Corp.
			4.200% due 08/15/34	729	719
BMW US Capital LLC Co.			4.650% due 07/15/42	635	651
0.568% due 06/02/17 (Þ)	1,600	1,595
			Commonwealth Edison Co.
Boston Scientific Corp.			5.800% due 03/15/18	735	816
6.000% due 01/15/20	495	558
			ConAgra Foods, Inc.
Brown-Forman Corp.			4.950% due 08/15/20	825	897
4.500% due 07/15/45	391	399
Burlington Northern and Santa Fe			Continental Airlines Pass-Through Trust
Railway Co. Pass-Through Trust			Series 071A Class A
Series 2005-4			5.983% due 04/19/22	1,334	1,474
4.967% due 04/01/23	105	114	Continental Resources, Inc.
Burlington Northern Santa Fe LLC			4.900% due 06/01/44	200	157
3.000% due 04/01/25	1,175	1,132	Corporate Office Properties, LP
6.875% due 12/01/27	90	114	3.700% due 06/15/21	815	803
4.900% due 04/01/44	125	132	Crown Castle Towers LLC
Capital One Financial Corp.			4.174% due 08/15/17 (Þ)	1,550	1,606
2.450% due 04/24/19	730	730	3.222% due 05/15/22 (Þ)	760	752
Capital One NA			CVS Health Corp.
Series BKNT			1.900% due 07/20/18	348	350
1.650% due 02/05/18	1,102	1,093	3.875% due 07/20/25	1,100	1,119
Cardinal Health, Inc.			4.875% due 07/20/35	395	408
1.950% due 06/15/18	1,070	1,072	5.125% due 07/20/45	1,120	1,187
Cargill, Inc.			Daimler Finance NA LLC
6.000% due 11/27/17 (Þ)	1,200	1,321	2.450% due 05/18/20 (Þ)	1,251	1,242
CBS Corp.			Delta Air Lines Pass-Through Trust
4.300% due 02/15/21	955	1,005

See accompanying notes which are an integral part of this quarterly report.

184 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-1 Class A			5.450% due 07/15/44	706	735
6.200% due 07/02/18	229	249	Ford Motor Credit Co. LLC
Dignity Health			1.461% due 03/27/17	1,442	1,435
5.267% due 11/01/64	202	208	1.223% due 01/09/18 (Ê)	500	501
DIRECTV Holdings LLC / DIRECTV			2.145% due 01/09/18	965	965
Financing Co., Inc.			Forest Laboratories LLC
5.000% due 03/01/21	1,595	1,723	4.875% due 02/15/21 (Þ)	1,230	1,329
4.450% due 04/01/24	1,103	1,134	Freeport-McMoRan, Inc.
5.150% due 03/15/42	89	85	2.300% due 11/14/17	1,125	1,069
Discover Bank			4.000% due 11/14/21	595	519
Series BKNT			3.875% due 03/15/23	755	620
3.100% due 06/04/20	250	251	5.400% due 11/14/34	326	244
Discover Financial Services			5.450% due 03/15/43	159	117
3.950% due 11/06/24	865	850	General Electric Capital Corp.
Dominion Gas Holdings LLC			0.444% due 02/15/17 (Ê)	800	799
2.500% due 12/15/19	345	347	4.375% due 09/16/20	700	765
4.600% due 12/15/44	105	100	0.659% due 05/05/26 (Ê)	735	693
Dominion Resources, Inc.			5.875% due 01/14/38	365	448
1.900% due 06/15/18	949	950
			Series GMTN
Dow Chemical Co. (The)			2.200% due 01/09/20	695	696
4.625% due 10/01/44	745	697
Duke Energy Carolinas LLC			3.100% due 01/09/23	685	688
4.250% due 12/15/41	500	506	6.150% due 08/07/37	670	849
Duke Energy Progress, Inc.			General Electric Co.
3.000% due 09/15/21	1,020	1,043	5.250% due 12/06/17	815	886
eBay, Inc.			4.500% due 03/11/44	1,595	1,660
0.494% due 07/28/17 (Ê)	935	922	General Mills, Inc.
0.758% due 08/01/19 (Ê)	775	758	5.650% due 02/15/19	670	751
Energy Transfer Partners, LP			General Motors Co.
2.500% due 06/15/18	396	396	5.000% due 04/01/35	345	332
6.050% due 06/01/41	680	663	General Motors Financial Co., Inc.
6.125% due 12/15/45	242	244	4.750% due 08/15/17	500	524
Enterprise Products Operating LLC			3.200% due 07/13/20	1,545	1,527
1.650% due 05/07/18	274	273	3.450% due 04/10/22	460	443
5.250% due 01/31/20	760	840	Georgia Power Co.
5.100% due 02/15/45	630	612	4.300% due 03/15/42	445	421
			Georgia-Pacific LLC
ERAC USA Finance LLC			2.539% due 11/15/19 (Þ)	975	979
2.350% due 10/15/19 (Þ)	1,756	1,751
ERP Operating Limited Partnership			8.875% due 05/15/31	695	1,008
2.375% due 07/01/19 (ö)	1,726	1,734	Goldman Sachs Capital I
Essex Portfolio, LP			6.345% due 02/15/34 (Æ)	1,095	1,299
3.500% due 04/01/25	870	842	Goldman Sachs Group, Inc. (The)
Exelon Corp.			6.250% due 09/01/17	1,025	1,120
1.550% due 06/09/17	476	476	2.900% due 07/19/18	1,175	1,206
2.850% due 06/15/20	1,650	1,658	2.625% due 01/31/19	535	544
4.950% due 06/15/35	452	464	2.550% due 10/23/19	785	790
5.100% due 06/15/45	294	303	5.750% due 01/24/22	640	733
Express Scripts Holding Co.			3.625% due 01/22/23	366	370
6.125% due 11/15/41	110	127	1.884% due 11/29/23 (Ê)	490	501
Exxon Mobil Corp.			3.500% due 01/23/25	1,245	1,218
0.326% due 03/15/17 (Ê)	1,750	1,748	3.750% due 05/22/25	956	954
Farmers Exchange Capital			4.800% due 07/08/44	975	991
7.200% due 07/15/48 (Þ)	700	883	5.150% due 05/22/45	305	302
Farmers Exchange Capital II			HCP, Inc.
6.151% due 11/01/53 (Þ)	700	760	6.300% due 09/15/16	135	142
FedEx Corp.			4.250% due 11/15/23	1,085	1,096
4.500% due 02/01/65	208	186	Health Care REIT, Inc.
Fifth Third Bank			6.125% due 04/15/20	585	669
2.375% due 04/25/19	605	608	4.950% due 01/15/21	245	268
FirstEnergy Corp.			Hess Corp.
Series C			5.600% due 02/15/41	458	459
7.375% due 11/15/31	137	168	Hewlett-Packard Co.
FirstEnergy Transmission, LLC			3.300% due 12/09/16	1,605	1,643

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 185

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 12/01/20	875	903	Life Technologies Corp.
Hospira, Inc.			6.000% due 03/01/20	760	857
5.200% due 08/12/20	1,780	1,991	Lockheed Martin Corp.
Huntington National Bank (The)			2.900% due 03/01/25	955	914
Series BKNT			Manufacturers & Traders Trust Co.
1.300% due 11/20/16	1,240	1,238	5.585% due 12/28/20	180	183
Intel Corp.			Marathon Oil Corp.
2.450% due 07/29/20	760	766	2.700% due 06/01/20	597	592
3.700% due 07/29/25	815	823	McDonald's Corp.
4.900% due 07/29/45	523	537	4.600% due 05/26/45	715	705
International Business Machines Corp.			McKesson Corp.
0.470% due 02/06/18 (Ê)	830	828	2.284% due 03/15/19	1,415	1,420
0.650% due 02/12/19	500	500	Medco Health Solutions, Inc.
ITC Holdings Corp.			4.125% due 09/15/20	675	716
5.300% due 07/01/43	390	416	Medtronic, Inc.
Jersey Central Power & Light Co.			3.150% due 03/15/22 (Þ)	705	710
6.400% due 05/15/36	383	433	3.500% due 03/15/25 (Þ)	265	265
John Deere Capital Corp.			4.375% due 03/15/35 (Þ)	387	387
2.050% due 03/10/20	917	913	4.625% due 03/15/45 (Þ)	540	546
Johnson & Johnson			Merck & Co., Inc.
0.356% due 11/28/16 (Ê)	1,550	1,550	0.636% due 05/18/18 (Ê)	1,870	1,875
JPMorgan Chase & Co.			MetLife, Inc.
1.350% due 02/15/17	1,210	1,211	10.750% due 08/01/39	1,200	1,900
2.250% due 01/23/20	2,394	2,363	Metropolitan Life Global Funding I
3.875% due 09/10/24	1,830	1,807	1.300% due 04/10/17 (Þ)	1,437	1,439
3.900% due 07/15/25	342	349	3.875% due 04/11/22 (Þ)	900	943
4.125% due 12/15/26	205	204	Microsoft Corp.
4.950% due 06/01/45	360	360	3.750% due 02/12/45	450	412
JPMorgan Chase Bank NA			Morgan Stanley
Series BKNT			0.737% due 10/18/16 (Ê)	545	544
6.000% due 10/01/17	1,800	1,958	5.550% due 04/27/17	410	437
JPMorgan Chase Capital XXIII			1.875% due 01/05/18	530	532
1.274% due 05/15/47 (Æ)(Ê)	3,495	2,759	2.125% due 04/25/18	2,290	2,307
KCP&L Greater Missouri Operations Co.			2.800% due 06/16/20	1,846	1,856
8.270% due 11/15/21	425	537	3.875% due 04/29/24	1,220	1,239
Kinder Morgan Energy Partners, LP			3.950% due 04/23/27	1,202	1,149
6.500% due 02/01/37	205	206	4.300% due 01/27/45	1,290	1,226
5.500% due 03/01/44	465	424	Series GMTN
Kinder Morgan, Inc.			5.450% due 01/09/17	600	633
5.000% due 02/15/21 (Þ)	253	264	5.500% due 07/24/20	535	602
5.300% due 12/01/34	1,344	1,247	4.000% due 07/23/25	550	561
5.550% due 06/01/45	290	264	MUFG Americas Holdings Corp.
KKR Group Finance Co. III LLC			2.250% due 02/10/20	1,630	1,619
5.125% due 06/01/44 (Þ)	1,405	1,381	Mutual of Omaha Insurance Co.
KKR Group Finance Co. LLC			4.297% due 07/15/54 (Þ)	650	637
6.375% due 09/29/20 (Þ)	620	732	National City Bank
Kraft Foods Group, Inc.			Series BKNT
6.875% due 01/26/39	108	134	0.649% due 06/07/17 (Ê)	900	896
Kraft Heinz Foods Co.			Nationwide Mutual Insurance Co.
1.600% due 06/30/17 (Þ)	1,163	1,164	2.576% due 12/15/24 (Ê)(Þ)	700	700
2.000% due 07/02/18 (Þ)	1,385	1,389	NextEra Energy Capital Holdings, Inc.
3.500% due 07/15/22 (Þ)	1,265	1,276	1.586% due 06/01/17	783	785
5.000% due 07/15/35	238	246	2.700% due 09/15/19	542	547
5.200% due 07/15/45 (Þ)	378	397	NiSource Finance Corp.
Kroger Co. (The)			6.400% due 03/15/18	100	112
2.300% due 01/15/19	765	770	Noble Energy, Inc.
Lehman Brothers Holdings Capital Trust			3.900% due 11/15/24	230	224
VII			North Shore Long Island Jewish Health
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	Care, Inc.
Lehman Brothers Holdings, Inc.			4.800% due 11/01/42	575	552
6.500% due 07/19/17(Ø)	390	—	NYU Hospitals Center
6.750% due 12/28/17(Ø)	990	—	5.750% due 07/01/43	136	159

See accompanying notes which are an integral part of this quarterly report.

186 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Occidental Petroleum Corp.			2.150% due 09/01/19	2,612	2,592
3.500% due 06/15/25	315	315	Southern Power Co.
Oncor Electric Delivery Co. LLC			5.250% due 07/15/43	290	307
6.800% due 09/01/18	1,350	1,551	Spectra Energy Partners, LP
Oracle Corp.			4.500% due 03/15/45	400	351
2.250% due 10/08/19	2,780	2,796	Synchrony Financial
2.500% due 05/15/22	656	638	4.500% due 07/23/25	565	567
2.950% due 05/15/25	1,695	1,633	Thermo Fisher Scientific, Inc.
3.900% due 05/15/35	392	372	2.400% due 02/01/19	620	621
PACCAR Financial Corp.			TIAA Asset Management Finance Co.
0.469% due 06/06/17 (Ê)	50	50	LLC
0.879% due 12/06/18 (Ê)	510	514	2.950% due 11/01/19 (Þ)	383	387
Pacific Gas & Electric Co.			4.125% due 11/01/24 (Þ)	137	140
3.500% due 06/15/25	610	612	Time Warner Cable, Inc.
PacifiCorp			5.000% due 02/01/20	553	593
2.950% due 02/01/22	945	943	7.300% due 07/01/38	119	130
Panhandle Eastern Pipe Line Co., LP			Time Warner Cos., Inc.
8.125% due 06/01/19	1,725	2,019	7.570% due 02/01/24	537	667
Pfizer, Inc.			Time Warner, Inc.
0.424% due 05/15/17 (Ê)	1,380	1,380	3.600% due 07/15/25	423	409
6.200% due 03/15/19	350	401	6.500% due 11/15/36	550	652
Precision Castparts Corp.			4.850% due 07/15/45	270	265
2.500% due 01/15/23	435	420	Toyota Motor Credit Corp.
Procter & Gamble Co. (The)			0.381% due 09/23/16 (Ê)	65	65
0.359% due 11/04/16 (Ê)	1,500	1,501	0.466% due 02/16/17 (Ê)	1,820	1,818
Progress Energy, Inc.			1.450% due 01/12/18	1,020	1,021
7.750% due 03/01/31	602	819	2.150% due 03/12/20	230	229
Public Service Co. of New Mexico			U.S. Bancorp
7.950% due 05/15/18	675	783	2.200% due 04/25/19	1,185	1,198
QUALCOMM, Inc.			U.S. Bank NA
3.000% due 05/20/22	1,090	1,060	Series BKNT
3.450% due 05/20/25	935	885	0.486% due 09/11/17 (Ê)	800	799
Qwest Corp.			1.375% due 09/11/17	455	457
6.750% due 12/01/21	315	343	UDR, Inc.
Regency Energy Partners, LP / Regency			4.625% due 01/10/22	1,291	1,387
Energy Finance Corp.			United Technologies Corp.
4.500% due 11/01/23	592	561	Zero coupon due 05/04/18	1,743	1,745
Reynolds American, Inc.			UnitedHealth Group, Inc.
2.300% due 06/12/18	1,047	1,056	6.000% due 06/15/17	4	4
4.450% due 06/12/25	404	415	1.400% due 10/15/17	590	589
5.700% due 08/15/35	480	507	2.700% due 07/15/20	635	642
4.750% due 11/01/42	625	582	3.875% due 10/15/20	650	694
5.850% due 08/15/45	990	1,065	3.350% due 07/15/22	650	663
SABMiller Holdings, Inc.			3.750% due 07/15/25	1,090	1,111
3.750% due 01/15/22 (Þ)	1,820	1,882	4.750% due 07/15/45	643	673
Samsung Electronics America, Inc.			US Bancorp
1.750% due 04/10/17 (Þ)	765	769	2.950% due 07/15/22	570	564
Santander Holdings USA, Inc.			Ventas Realty, LP
4.500% due 07/17/25	860	872	1.550% due 09/26/16	775	777
Sempra Energy			2.700% due 04/01/20	1,050	1,049
9.800% due 02/15/19	2,014	2,520	Verizon Communications, Inc.
3.550% due 06/15/24	550	547	3.000% due 11/01/21	780	774
SL Green Realty Corp. / SL Green			5.050% due 03/15/34	3,250	3,276
Operating Partnership / Reckson			4.272% due 01/15/36 (Þ)	3,411	3,092
Operating Partnership			4.750% due 11/01/41	665	641
7.750% due 03/15/20	550	654	4.522% due 09/15/48 (Þ)	403	358
South Carolina Electric & Gas Co.
5.100% due 06/01/65	1,165	1,206	4.672% due 03/15/55 (Þ)	1,307	1,142
Southern California Edison Co.			Series FRN
Series C			1.816% due 09/15/16 (Ê)	540	546
3.600% due 02/01/45	565	518	Viacom, Inc.
Southern Co. (The)			2.500% due 12/15/16	740	750
1.300% due 08/15/17	536	535	5.850% due 09/01/43	930	918

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 187

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wachovia Corp.			Canadian Natural Resources, Ltd.
0.556% due 06/15/17 (Ê)	990	986	1.750% due 01/15/18	740	734
Wal-Mart Stores, Inc.			CDP Financial, Inc.
6.500% due 08/15/37	860	1,132	5.600% due 11/25/39 (Þ)	545	675
5.000% due 10/25/40	833	937	Cenovus Energy, Inc.
WEA Finance LLC			3.000% due 08/15/22	1,147	1,082
4.750% due 09/17/44	162	161	Cooperatieve Centrale Raiffeisen-
WEA Finance LLC / Westfield UK &			Boerenleenbank BA
Europe Finance PLC			3.375% due 05/21/25	685	672
2.700% due 09/17/19 (Þ)	460	460	4.375% due 08/04/25	925	929
WEC Energy Group, Inc.			5.250% due 08/04/45	423	431
1.650% due 06/15/18	440	440	Corp. Nacional del Cobre de Chile
Wells Fargo & Co.			4.875% due 11/04/44 (Þ)	54	51
2.125% due 04/22/19	1,485	1,491	Credit Suisse
4.650% due 11/04/44	952	927	1.750% due 01/29/18	910	909
3.900% due 05/01/45	445	409	6.000% due 02/15/18	250	274
Series GMTN			1.700% due 04/27/18	1,048	1,043
2.600% due 07/22/20	1,535	1,542	3.625% due 09/09/24	1,010	1,011
4.300% due 07/22/27	615	626	Series GMTN
Westpac Banking Corp.			1.375% due 05/26/17	1,835	1,835
1.200% due 05/19/17	1,085	1,087	Deutsche Bank AG
Williams Partners, LP			4.500% due 04/01/25	810	786
3.600% due 03/15/22	625	603	Series 3FXD
4.300% due 03/04/24	419	406	1.400% due 02/13/17	1,055	1,051
3.900% due 01/15/25	685	639	DP World, Ltd.
4.000% due 09/15/25	280	260	6.850% due 07/02/37 (Þ)	290	321
6.300% due 04/15/40	298	300	Dryden 37 Senior Loan Fund
Xccel Energy, Inc.			Series 2015-37A Class A
1.200% due 06/01/17	611	611	1.789% due 04/15/27 (Ê)(Þ)	810	810
ZFS Finance USA Trust II			European Investment Bank
6.450% due 12/15/65 (Þ)	3,585	3,666	0.875% due 04/18/17	835	837
ZFS Finance USA Trust V			1.625% due 03/16/20	1,346	1,346
6.500% due 05/09/37 (Þ)	2,905	2,985	Flagship CLO VIII, Ltd.
Zoetis, Inc.			Series 2014-8A Class A
3.250% due 02/01/23	540	517	1.849% due 01/16/26 (Ê)(Þ)	620	620
		308,380	Fosse Master Issuer PLC
International Debt - 6.1%			Series 2015-1A Class A2
Actavis Funding SCS			0.587% due 10/18/54 (Ê)(Þ)	543	541
3.000% due 03/12/20	2,155	2,147	Global SC Finance SRL
Arbor Realty Collateralized Loan			3.090% due 07/17/29	417	415
Obligation, Ltd.			Grupo Bimbo SAB de CV
Series 2014-1A Class A			4.875% due 06/27/44 (Þ)	565	527
1.936% due 05/15/24 (Ê)(Þ)	1,275	1,273	HBOS PLC
Baidu, Inc.			Series GMTN
3.250% due 08/06/18	690	705	6.750% due 05/21/18 (Þ)	2,425	2,690
Bank of Montreal			HSBC Bank PLC
0.644% due 04/10/18 (Ê)	500	499	7.650% due 05/01/25	850	1,066
Bank of Nova Scotia			HSBC Holdings PLC
Series YCD			4.250% due 03/14/24	475	483
0.456% due 11/07/16 (Ê)(~)	1,170	1,170	Imperial Tobacco Finance PLC
Barrick Gold Corp.			2.950% due 07/21/20 (Å)	448	446
4.100% due 05/01/23	1,355	1,213	3.750% due 07/21/22 (Å)	408	406
BNP Paribas SA			ING Investment Management CLO
1.375% due 03/17/17	1,350	1,350	1.366% due 04/15/24 (Þ)	850	839
BP Capital Markets PLC			Intesa Sanpaolo SpA
2.248% due 11/01/16	895	906	2.375% due 01/13/17	886	890
3.062% due 03/17/22	720	720	5.017% due 06/26/24 (Þ)	610	601
3.994% due 09/26/23	630	652	KFW
3.506% due 03/17/25	510	505	4.875% due 01/17/17	761	807
British Telecommunications PLC			2.500% due 11/20/24	1,245	1,258
2.350% due 02/14/19	670	670	Korea Electric Power Corp.
Caisse Centrale Desjardins			5.125% due 04/23/34 (Þ)	155	176
0.682% due 03/27/17 (Ê)(Þ)	1,930	1,927	Limerock CLO II, Ltd.

See accompanying notes which are an integral part of this quarterly report.

188 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-2A Class A			Tencent Holdings, Ltd.
1.775% due 04/18/26 (Ê)(Þ)	810	810	3.375% due 05/02/19 (Þ)	560	573
Lloyds Bank PLC			Teva Pharmaceutical Finance Co. BV
3.500% due 05/14/25	608	602	3.650% due 11/10/21	318	321
LyondellBasell Industries NV			Thomson Reuters Corp.
4.625% due 02/26/55	346	304	5.650% due 11/23/43	605	654
Macquarie Bank, Ltd.			Toronto-Dominion Bank (The)
0.925% due 10/27/17 (Ê)(Þ)	430	429	0.741% due 09/09/16 (Ê)	1,750	1,756
Magnetite XI, Ltd.			1.950% due 04/02/20 (Þ)	317	316
Series 2014-11A Class A1			Total Capital Canada, Ltd.
1.624% due 01/18/27 (Ê)(Þ)	600	600	2.750% due 07/15/23	455	439
Mexico Government International Bond			Total Capital International SA
4.600% due 01/23/46	410	386	1.000% due 08/12/16	1,885	1,890
National Australia Bank			Total Capital SA
2.625% due 07/23/20	914	919	2.125% due 08/10/18	510	517
Nomura Holdings, Inc.			Trade MAPS 1, Ltd.
2.000% due 09/13/16	825	830	Series 2013-1A Class A
Ooredoo International Finance, Ltd.			0.889% due 12/10/18 (Ê)(Þ)	1,645	1,645
3.875% due 01/31/28	340	328	Transocean, Inc.
Petroleos Mexicanos			6.875% due 12/15/21	305	258
4.875% due 01/24/22	540	561	Tyco Electronics Group SA
Rabobank Nederland			6.550% due 10/01/17	705	778
11.000% due 06/29/49 (ƒ)(Þ)	1,108	1,391	UBS AG
Red River CLO, Ltd.			1.375% due 06/01/17	802	800
Series 2006-1A Class A			1.800% due 03/26/18	615	615
0.548% due 07/27/18 (Ê)(Þ)	210	208	2.375% due 08/14/19	1,385	1,388
Rio Tinto Finance USA, Ltd.			Uruguay Government International Bond
3.750% due 06/15/25	1,578	1,539	5.100% due 06/18/50	293	281
Royal Bank of Canada			Validus Holdings, Ltd.
Series GMTN			8.875% due 01/26/40	585	763
0.546% due 10/13/17 (Ê)	560	558			79,243
Royal Bank of Scotland Group PLC			Mortgage-Backed Securities - 33.0%
1.875% due 03/31/17	3,370	3,359	American Home Mortgage Investment
5.125% due 05/28/24	575	581	Trust
Saudi Electricity Global Sukuk Co. 2			Series 2004-4 Class 4A
5.060% due 04/08/43 (Þ)	450	446	2.443% due 02/25/45 (Ê)	79	79
Saudi Electricity Global Sukuk Co. 3			Banc of America Funding Corp.
5.500% due 04/08/44 (Å)	210	220	Series 2005-5 Class 1A11
Seagate HDD Cayman			5.500% due 09/25/35	180	187
4.875% due 06/01/27 (Þ)	730	702	Series 2005-D Class A1
5.750% due 12/01/34 (Þ)	780	764	2.695% due 05/25/35 (Ê)	91	93
Shell International Finance BV			Banc of America Funding Trust
0.484% due 11/15/16 (Ê)	1,825	1,827	Series 2005-4 Class 1A3
2.125% due 05/11/20	340	340	5.500% due 08/25/35	75	76
4.375% due 05/11/45	565	564	Banc of America Merrill Lynch
Siemens Financieringsmaatschappij NV			Commercial Mortgage, Inc.
1.450% due 05/25/18 (Þ)	798	794	Series 2005-2 Class G
Silverstone Master Issuer PLC			5.024% due 07/10/43 (Þ)	308	308
Series 2015-1A Class 2A2			Series 2006-3 Class A4
0.842% due 01/21/70 (Ê)(Þ)	587	583	5.889% due 07/10/44	1,228	1,254
Sky PLC			Series 2006-6 Class A4
6.100% due 02/15/18 (Þ)	600	658	5.356% due 10/10/45	1,925	1,967
SMART Trust			Series 2007-1 Class A4
Series 2012-1USA Class A4A			5.451% due 01/15/49	906	950
2.010% due 12/14/17 (Þ)	2,579	2,600	Series 2007-2 Class AAB
Standard Chartered PLC			5.563% due 04/10/49	136	137
2.250% due 04/17/20 (Þ)	735	726	Series 2008-1 Class A4
Suncor Energy, Inc.			6.215% due 02/10/51	549	596
5.950% due 12/01/34	435	498	Banc of America Mortgage Securities,
Suntory Holdings, Ltd.			Inc.
1.650% due 09/29/17 (Þ)	1,715	1,715	Series 2004-1 Class 5A1
Teck Resources, Ltd.			6.500% due 09/25/33	9	9
6.000% due 08/15/40	151	108

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 189

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-2 Class 5A1			Series 2001-J2A Class E
6.500% due 10/25/31	8	8	6.922% due 07/16/34 (Þ)	670	703
Series 2004-11 Class 2A1			Series 2005-LP5 Class D
5.750% due 01/25/35	99	101	4.775% due 05/10/43	503	503
Series 2005-H Class 2A5			Series 2012-9W57 Class A
2.695% due 09/25/35 (Ê)	331	303	2.364% due 02/10/29	515	523
Series 2006-2 Class A15			Series 2013-CR11 Class A3
6.000% due 07/25/46	5	5	3.983% due 10/10/46	423	453
Series 2006-B Class 1A1			Series 2013-CR11 Class A4
2.497% due 10/20/46 (Ê)	65	38	4.258% due 10/10/46	383	419
BCAP LLC Trust			Series 2014-CCRE19 Class A5
Series 2011-R11 Class 15A1			3.796% due 08/10/47	330	347
2.613% due 10/26/33 (Ê)(Þ)	1,387	1,409	Series 2014-CR14 Class A2
Series 2011-R11 Class 20A5			3.147% due 02/10/47	339	352
2.688% due 03/26/35 (Ê)(Þ)	354	357	Series 2014-PAT Class A
Bear Stearns Adjustable Rate Mortgage			0.986% due 08/13/27 (Ê)(Þ)	716	712
Trust			Series 2014-UBS6 Class A5
Series 2004-8 Class 2A1			3.644% due 12/10/47	745	771
2.625% due 11/25/34 (Ê)	223	215	Series 2015-3BP Class A
Series 2004-9 Class 22A1			3.178% due 02/10/35 (Þ)	229	226
3.041% due 11/25/34 (Ê)	50	50	Series 2015-PC1 Class A4
Series 2004-10 Class 22A1			3.620% due 07/10/50	169	174
2.966% due 01/25/35 (Ê)	49	48	Countrywide Alternative Loan Trust
Series 2005-2 Class A1			Series 2003-20CB Class 2A1
2.680% due 03/25/35 (Ê)	698	704	5.750% due 10/25/33	78	82
Series 2005-12 Class 13A1			Countrywide Home Loan Mortgage Pass-
5.365% due 02/25/36 (Ê)	41	38	Through Trust
Bear Stearns Alt-A Trust			Series 2004-22 Class A3
Series 2004-13 Class A1			2.427% due 11/25/34 (Ê)	160	151
0.931% due 11/25/34 (Ê)	961	947	Series 2004-HYB9 Class 1A1
Bear Stearns Structured Products, Inc.			2.503% due 02/20/35 (Ê)	307	303
Series 2007-R6 Class 1A1			Series 2005-3 Class 1A2
2.577% due 01/26/36 (Ê)	267	215	0.481% due 04/25/35 (Ê)	591	514
Series 2007-R6 Class 2A1			Credit Suisse Commercial Mortgage
2.331% due 12/26/46 (Ê)	136	104	Trust
CD Commercial Mortgage Trust			Series 2006-C4 Class A3
Series 2005-CD1 Class AJ			5.467% due 09/15/39	547	563
5.202% due 07/15/44	145	146	Series 2007-C2 Class A3
Series 2005-CD1 Class C			5.542% due 01/15/49	310	326
5.202% due 07/15/44	290	291	Series 2007-C5 Class A3
Series 2006-CD2 Class A1B			5.694% due 09/15/40	214	215
5.300% due 01/15/46	1,567	1,580	Series 2007-C5 Class A4
Citigroup Commercial Mortgage Trust			5.695% due 09/15/40	1,200	1,271
Series 2014-GC19 Class A4			Series 2008-C1 Class A2FL
4.023% due 03/10/47	825	885	2.586% due 02/15/41 (Ê)(Þ)	1,414	1,427
Series 2014-GC25 Class AAB			Series 2008-C1 Class A3
3.371% due 10/10/47	1,015	1,050	5.973% due 02/15/41	785	846
Citigroup Mortgage Loan Trust, Inc.			Credit Suisse First Boston Mortgage
Series 2004-UST1 Class A5			Securities Corp.
1.989% due 08/25/34 (Ê)	1,178	1,157	Series 2001-CP4 Class D
Series 2005-3 Class 2A2B			6.610% due 12/15/35	75	75
2.652% due 08/25/35 (Ê)	182	133	Series 2005-9 Class 2A1
Series 2005-11 Class A2A			5.500% due 10/25/35	443	426
2.510% due 10/25/35 (Ê)	108	106	Series 2005-C6 Class B
Series 2007-AR8 Class 2A1A			5.230% due 12/15/40	630	634
2.803% due 07/25/37 (Ê)	180	168	Csail Commercial Mortgage Trust
Series 2015-2 Class 1A1			Series 2015-C1 Class A4
0.385% due 06/25/47 (Ê)(Þ)	402	371	3.505% due 04/15/50	227	233
Commercial Mortgage Pass-Through			Series 2015-C2 Class A4
Certificates			3.504% due 06/15/57	175	179
Series 2013-CR12 Class A4			Interest Only STRIP
4.046% due 10/10/46	965	1,042	Series 2015-C2 Class XA
Commercial Mortgage Trust			0.913% due 06/15/57	10,000	615
			CSMC Trust

See accompanying notes which are an integral part of this quarterly report.

190 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-USA Class A1			5.000% due 2026	294	325
3.304% due 09/15/37 (Þ)	260	264	7.000% due 2026	10	10
Series 2014-USA Class A2			9.000% due 2026	2	3
3.953% due 09/15/37 (Þ)	645	676	2.500% due 2027	38	39
CW Capital Cobalt, Ltd.			2.966% due 2027	924	924
Series 2007-C3 Class A4			3.000% due 2027	964	1,003
5.766% due 05/15/46	1,478	1,572	3.500% due 2027	388	410
DBRR Trust			5.500% due 2027	158	178
Series 2011-LC2 Class A4A			7.000% due 2027	1	1
4.537% due 07/12/44 (Þ)	690	762
Deutsche Alt-A Securities, Inc. Mortgage			2.500% due 2028	2,917	2,989
Loan Trust			3.380% due 2028	410	419
Series 2005-AR1 Class 2A3			3.500% due 2028	131	139
1.834% due 08/25/35 (Ê)	778	626	5.000% due 2028	138	153
Downey Savings & Loan Association			3.000% due 2029	729	758
Mortgage Loan Trust			3.500% due 2029	158	167
Series 2004-AR3 Class 1A1B			2.500% due 2030	147	149
2.531% due 07/19/44 (Ê)	61	60	3.000% due 2030	121	125
Fannie Mae			8.000% due 2030	28	34
5.000% due 2017	31	32	8.000% due 2031	31	36
5.500% due 2017	21	21	3.500% due 2032	1,798	1,899
6.500% due 2017	17	18	8.000% due 2032	2	3
7.500% due 2017	—	—	3.000% due 2033	2,803	2,905
8.500% due 2017	—	—	4.500% due 2033	958	1,050
5.000% due 2018	69	72	5.000% due 2033	361	400
5.500% due 2018	166	172	5.500% due 2033	431	487
6.500% due 2018	26	30	6.150% due 2033(Ê)	248	274
5.000% due 2019	64	67	3.500% due 2034	1,809	1,903
6.500% due 2019	16	18	4.500% due 2034	33	35
3.375% due 2020	1,342	1,426	5.000% due 2034	67	74
3.478% due 2020	1,284	1,373	5.500% due 2034	864	978
3.976% due 2020	1,147	1,242	6.000% due 2034	532	608
5.000% due 2020	87	92	5.000% due 2035	496	549
5.500% due 2020	648	680	5.500% due 2035	152	171
6.500% due 2020	9	10	6.000% due 2035	819	936
3.880% due 2021	1,291	1,401	5.000% due 2036	161	178
4.000% due 2021	40	42	5.500% due 2036	1,140	1,281
4.410% due 2021	576	646	6.000% due 2036	174	198
4.640% due 2021	1,306	1,464	6.500% due 2036	11	12
5.500% due 2021	18	19	5.000% due 2037	132	146
4.500% due 2022	93	97	5.500% due 2037	2,443	2,762
5.000% due 2022	87	94	6.000% due 2037	564	640
5.500% due 2022	95	104	6.500% due 2037	56	67
3.800% due 2023	415	435	5.000% due 2038	7	8
4.500% due 2023	70	74	5.500% due 2038	1,299	1,463
5.000% due 2023	140	151	4.500% due 2039	787	855
4.000% due 2024	197	208	5.000% due 2039	1,135	1,264
4.500% due 2024	146	156	3.500% due 2040	262	269
5.000% due 2024	21	23	4.000% due 2040	544	582
8.000% due 2024	20	23	4.500% due 2040	1,752	1,908
8.500% due 2024	5	6	5.000% due 2040	649	721
9.000% due 2024	1	2	5.500% due 2040	150	168
2.800% due 2025	690	690	3.500% due 2041	2,608	2,716
4.000% due 2025	283	300	4.000% due 2041	894	959
4.500% due 2025	110	115	4.500% due 2041	2,351	2,562
7.000% due 2025	4	4	5.000% due 2041	1,194	1,323
8.500% due 2025	11	11	5.500% due 2041	258	289
3.000% due 2026	232	241	3.000% due 2042	1,662	1,679
3.240% due 2026	344	354	3.500% due 2042	1,306	1,358
3.500% due 2026	996	1,053	4.000% due 2042	1,049	1,121
4.000% due 2026	408	435	4.500% due 2042	180	197

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 191

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.000% due 2043	8,657	8,746	Series 2012-M15 Class A
3.500% due 2043	7,538	7,860	2.656% due 10/25/22	125	128
4.000% due 2043	2,042	2,182	Series 2014-M13 Class A2
4.500% due 2043	113	123	3.021% due 08/25/24	660	671
4.000% due 2044	387	413	FDIC Guaranteed Notes Trust
4.500% due 2044	175	191	Series 2010-S1 Class 1A
3.000% due 2045	460	464	0.737% due 02/25/48 (Ê)(Þ)	126	126
3.500% due 2045	503	524	FDIC Trust
4.000% due 2045	3,064	3,269	Series 2010-R1 Class A
			2.184% due 05/25/50 (Þ)	631	636
15 Year TBA(Ï)
2.500%	7,660	7,775	Federal Home Loan Bank
			4.500% due 2041	88	95
3.000%	4,610	4,784	3.500% due 2042	104	109
3.500%	4,900	5,168	4.000% due 2042	183	195
30 Year TBA(Ï)
3.000%	18,445	18,550	3.000% due 2043	57	57
			Federal Home Loan Mortgage Corp.
3.500%	34,695	35,987	Multifamily Structured Pass-Through
4.000%	27,065	28,789	Certificates
4.500%	12,550	13,612	Series 2010-KSCT Class A2
5.000%	4,305	4,760	4.285% due 01/25/20	450	497
5.500%	960	1,077	Series 2011-K702 Class X1
6.000%	1,760	1,997	Interest Only STRIP
Fannie Mae Grantor Trust			1.452% due 02/25/18	4,559	152
Series 2002-T5 Class A1			Series 2012-K501 Class X1A
0.431% due 05/25/32 (Ê)	255	252	Interest Only STRIP
Fannie Mae REMIC Trust			1.606% due 08/25/16 (Ê)	15,081	163
Series 2004-W12 Class 1A3			Series 2012-K706 Class X1
7.000% due 07/25/44	1,013	1,184	Interest Only STRIP
Fannie Mae REMICS			1.572% due 10/25/18	8,622	383
Series 1999-56 Class Z			Series 2014-K036 Class A2
7.000% due 12/18/29	82	94	3.527% due 10/25/23	680	722
Series 2003-35 Class FY			Series 2014-K038 Class A2
0.591% due 05/25/18 (Ê)	79	79	3.389% due 03/25/24	98	103
Series 2003-343 Class 6			Series 2014-K040 Class A2
Interest Only STRIP			3.241% due 09/25/24	462	478
5.000% due 10/25/33	153	27	Series 2014-KF05 Class A
Series 2003-345 Class 18			0.534% due 09/25/21 (Ê)	2,004	2,007
Interest Only STRIP			Series 2014-KX01 Class A
4.500% due 12/25/18	159	8	2.364% due 02/25/23	1,372	1,397
Series 2003-345 Class 19			Series 2015-K044 Class A2
Interest Only STRIP			2.811% due 01/25/25	365	364
4.500% due 01/25/19	172	9	FHA Project Citi 68 NP
Series 2005-117 Class LC			7.430% due 06/27/21	23	23
5.500% due 11/25/35	541	588	Freddie Mac
Series 2005-365 Class 12			9.000% due 2016	3	3
Interest Only STRIP			6.000% due 2017	37	38
5.500% due 12/25/35	311	57	8.000% due 2017	1	1
Series 2006-369 Class 8			4.500% due 2018	78	82
Interest Only STRIP			5.000% due 2018	15	16
5.500% due 04/25/36	66	13	4.500% due 2019	24	26
Series 2009-70 Class PS
Interest Only STRIP			5.000% due 2019	67	71
6.560% due 01/25/37 (Ê)	2,850	552	6.000% due 2022	4	5
Series 2009-96 Class DB			5.500% due 2024	81	87
4.000% due 11/25/29	827	883	9.000% due 2024	4	4
Series 2013-111 Class PL			6.500% due 2025	3	3
2.000% due 12/25/42	955	873	8.000% due 2025	4	4
Fannie Mae Whole Loan			9.000% due 2025	4	4
Series 2004-W12 Class 1A1			3.000% due 2026	136	141
6.000% due 07/25/44	437	501	5.000% due 2027	2	2
Fannie Mae-Aces			6.500% due 2027	—	—
Series 2012-M12 Class 1A			5.000% due 2028	137	150
2.841% due 08/25/22	1,884	1,945	6.000% due 2028	159	179

See accompanying notes which are an integral part of this quarterly report.

192 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 2028	9	10	Series 2012-3989 Class BW
6.500% due 2029	8	9	3.500% due 01/15/27	3,180	3,409
5.500% due 2032	165	186	Series 2012-4019 Class JD
6.000% due 2032	17	19	3.000% due 05/15/41	539	553
7.000% due 2032	105	119	FREMF Mortgage Trust
7.500% due 2032	15	19	Series 2013-K24 Class B
5.500% due 2033	212	237	3.623% due 11/25/45 (Þ)	1,565	1,582
4.500% due 2034	48	52	GAHR Commercial Mortgage Trust
5.000% due 2034	461	516	Series 2015-NRF Class AFX
5.500% due 2034	71	80	3.235% due 12/15/19 (Þ)	645	664
			Ginnie Mae
6.500% due 2034	—	1	Series 2004-93 Class PC
5.000% due 2035	72	79	5.000% due 04/16/34	1,397	1,468
5.500% due 2035	99	111	Series 2007-26 Class SD
5.500% due 2036	96	107	Interest Only STRIP
6.000% due 2036	39	44	6.613% due 05/16/37 (Ê)	2,468	432
5.000% due 2037	7	8	Series 2010-H04 Class BI
5.500% due 2037	67	74	Interest Only STRIP
6.000% due 2037	138	156	1.402% due 04/20/60	4,187	197
5.000% due 2038	3	3	Series 2010-H12 Class PT
5.500% due 2038	680	764	5.470% due 11/20/59	2,421	2,531
6.000% due 2038	494	559	Series 2010-H22 Class JI
4.500% due 2039	253	275	Interest Only STRIP
5.500% due 2039	21	23	2.501% due 11/20/60	6,859	527
4.000% due 2040	2,025	2,173	Series 2011-H02 Class BI
4.500% due 2040	641	698	Interest Only STRIP
5.000% due 2040	160	178	0.418% due 02/20/61	17,254	257
5.500% due 2040	13	15	Series 2012-115
			Interest Only STRIP
6.000% due 2040	48	54	0.430% due 04/16/54	6,340	247
4.000% due 2041	1,976	2,115	Series 2012-H11 Class CI
4.500% due 2041	1,474	1,603	Interest Only STRIP
5.000% due 2041	550	609	2.906% due 04/20/62	4,839	376
3.000% due 2042	1,246	1,251	Series 2012-H23 Class FI
3.500% due 2042	1,445	1,498	Interest Only STRIP
4.000% due 2042	661	705	0.789% due 10/20/62	6,094	138
3.000% due 2043	2,948	2,965	Series 2013-H03 Class HI
3.500% due 2043	3,244	3,376	Interest Only STRIP
4.000% due 2043	2,365	2,536	2.611% due 12/20/62	4,391	410
3.500% due 2044	2,169	2,254	Series 2013-H06 Class HI
4.000% due 2044	4,516	4,819	Interest Only STRIP
4.500% due 2044	228	248	2.933% due 01/20/63	9,771	746
3.500% due 2045	5,524	5,736	Series 2013-H07 Class JL
4.000% due 2045	1,401	1,492	Interest Only STRIP
			2.641% due 03/20/63	10,552	941
3.000% 15 Year TBA(Ï)	1,170	1,213	Ginnie Mae I
			8.000% due 2017	1	1
30 Year TBA(Ï)			10.500% due 2020	1	1
3.000%	4,625	4,640
3.500%	6,690	6,930	8.000% due 2022	4	5
4.000%	5,310	5,638	8.500% due 2022	6	6
4.500%	1,330	1,440	8.500% due 2024	2	3
Freddie Mac REMICS			8.000% due 2025	11	11
Series 2002-2533 Class Z			9.000% due 2025	7	7
5.500% due 12/15/32	1,638	1,840	8.000% due 2026	26	30
Series 2006-3123 Class HT			7.000% due 2029	1	1
5.000% due 03/15/26	561	612	8.000% due 2029	1	2
Series 2006-R006 Class ZA			8.500% due 2029	15	15
6.000% due 04/15/36	1,372	1,562	8.000% due 2030	13	13
Series 2006-R007 Class ZA			7.000% due 2031	97	116
6.000% due 05/15/36	800	912	7.000% due 2032	28	29
Series 2010-3653 Class B			7.000% due 2033	12	12
4.500% due 04/15/30	1,274	1,380	3.000% due 2042	476	487
			3.000% due 2043	630	644

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 193

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2043	202	212	Series 2015-HGLR Class A1A2
Ginnie Mae II			3.087% due 03/05/37 (Þ)	283	279
7.500% due 2032	2	2	Impac CMB Trust
5.500% due 2039	152	170	Series 2004-5 Class 1A1
1.750% due 2040(Ê)	208	221	0.911% due 10/25/34 (Ê)	200	192
2.000% due 2040(Ê)	318	331	IndyMac INDX Mortgage Loan Trust
3.500% due 2040(Ê)	2,148	2,243	Series 2004-AR6 Class 5A1
4.000% due 2040(Ê)	464	488	2.515% due 10/25/34 (Ê)	992	944
4.000% due 2041	345	370	Series 2005-AR15 Class A2
			4.109% due 09/25/35 (Ê)	121	103
4.500% due 2041	1,847	2,014	JPMBB Commercial Mortgage Securities
5.500% due 2041	21	24	Trust
3.000% due 2042	225	230	Series 2014-C22 Class A4
3.500% due 2042	809	848	3.801% due 09/15/47	126	132
4.000% due 2042	1,288	1,374	Series 2015-C29 Class A4
4.500% due 2042	523	570	3.611% due 05/15/48	660	678
3.000% due 2043	638	653	JPMBB Commericial Mortgage Trust
3.500% due 2043	1,421	1,489	Series 2014-C26 Class C
3.500% due 2044	674	705	4.427% due 01/15/48	500	503
4.000% due 2044	856	909	Series 2015-C30 Class A5
4.500% due 2044	698	753	3.822% due 07/15/48	231	241
3.000% due 2045	150	152	JPMorgan Chase Commercial Mortgage
3.500% due 2045	1,494	1,562	Securities Trust
4.000% due 2045	4,294	4,581	Series 2003-C1 Class D
			5.192% due 01/12/37	16	16
4.500% due 2045	2,597	2,802	Series 2004-LN2 Class B
5.390% due 2059	464	485	5.244% due 07/15/41	500	504
4.700% due 2061	1,182	1,256	Series 2005-CB12 Class AJ
4.810% due 2061	2,552	2,725	4.987% due 09/12/37	325	325
5.245% due 2061	760	830	Series 2006-CB15 Class A4
4.564% due 2062	2,667	2,910	5.814% due 06/12/43	160	164
4.845% due 2062	368	395	Series 2007-CB20 Class ASB
4.652% due 2063	291	321	5.688% due 02/12/51	383	396
4.661% due 2063	133	148	Series 2007-LDPX Class AM
4.732% due 2063	253	274	5.464% due 01/15/49	880	910
30 Year TBA(Ï)			Series 2011-C3 Class A2
3.000%	7,295	7,419	3.673% due 02/15/46 (Þ)	262	266
3.500%	14,950	15,613	Series 2011-C3 Class A3
4.000%	2,835	3,011	4.388% due 02/15/46 (Þ)	1,325	1,409
GS Mortgage Securities Corp. II			Series 2011-C4 Class A3
Series 2012-BWTR Class A			4.106% due 07/15/46 (Þ)	1,405	1,486
2.954% due 11/05/34 (Þ)	323	322	Series 2014-FBLU Class C
GS Mortgage Securities Trust			2.186% due 12/15/28 (Ê)(Þ)	675	675
Series 2012-SHOP Class A			JPMorgan Mortgage Trust
2.933% due 06/05/31	426	439	Series 2003-A2 Class 3A1
Series 2014-GC18 Class A4			1.990% due 11/25/33	229	225
4.074% due 01/10/47	625	669	Series 2004-A2 Class 3A1
Series 2015-GC28 Class A5			2.170% due 05/25/34 (Ê)	389	376
3.396% due 02/10/48	766	775	Series 2005-A1 Class 6T1
GSMPS Mortgage Loan Trust			2.625% due 02/25/35 (Ê)	467	466
Series 2004-4 Class 1AF			Series 2005-A3 Class 4A1
0.591% due 06/25/34 (Ê)(Þ)	400	347	2.664% due 06/25/35 (Ê)	161	163
GSR Mortgage Loan Trust			LB Commercial Mortgage Trust
Series 2005-AR7 Class 6A1			Series 2007-C3 Class AM
4.859% due 11/25/35 (Ê)	619	593	5.899% due 07/15/44	395	424
HarborView Mortgage Loan Trust			LB-UBS Commercial Mortgage Trust
Series 2004-4 Class 3A			Series 2007-C6 Class A4
1.312% due 06/19/34 (Ê)	56	54	5.858% due 07/15/40	922	965
Series 2005-4 Class 3A1			Mastr Alternative Loan Trust
2.671% due 07/19/35 (Ê)	181	162	Series 2003-4 Class B1
Homestar Mortgage Acceptance Corp.			5.994% due 06/25/33	141	137
Series 2004-5 Class A1			Series 2004-10 Class 5A6
0.641% due 10/25/34 (Ê)	1,515	1,516	5.750% due 09/25/34	197	203
Houston Galleria Mall Trust			Merrill Lynch Mortgage Investors Trust

See accompanying notes which are an integral part of this quarterly report.

194 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-A10 Class A			Series 2010-3 Class 9A1
0.401% due 02/25/36 (Ê)	143	131	5.500% due 02/26/35 (Þ)	924	947
ML-CFC Commercial Mortgage Trust			Structured Adjustable Rate Mortgage
Series 2007-5 Class A4			Loan Trust
5.378% due 08/12/48	457	476	Series 2004-12 Class 7A3
Series 2007-7 Class A4			2.628% due 09/25/34 (Ê)	140	139
5.743% due 06/12/50	599	637	Structured Adjustable Rate Mortgage
Series 2007-8 Class ASB			Trust
5.814% due 08/12/49	293	294	2.360% due 06/25/34	465	458
Morgan Stanley Bank of America Merrill			Structured Asset Mortgage Investments
Lynch Trust			II Trust
Series 2014-C14 Class A4			Series 2005-AR5 Class A2
3.787% due 02/15/47	165	175	0.438% due 07/19/35 (Ê)	118	114
			Structured Asset Securities Corp.
Series 2015-C22 Class A4			Mortgage Pass-Through Certificates
3.306% due 04/15/48	86	86	Series 2003-34A Class 5A4
Series 2015-C23 Class A3			2.464% due 11/25/33 (Ê)	974	976
3.451% due 07/15/50	220	224	Wachovia Bank Commercial Mortgage
Series 2015-C24 Class A3			Trust
3.553% due 08/15/47	242	246	Series 2006-C26 Class AM
Series 2015-C24 Class A4			5.967% due 06/15/45	865	894
3.830% due 08/15/47	945	979	Series 2007-C33 Class A4
Series 2015-C24 Class C			5.951% due 02/15/51	327	342
4.499% due 08/15/47	85	81	WaMu Mortgage Pass-Through
Morgan Stanley Capital I Trust			Certificates Trust
Series 2005-IQ9 Class B			Series 2003-AR9 Class 1A7
4.860% due 07/15/56	310	316	2.411% due 09/25/33 (Ê)	41	41
Series 2007-HQ12 Class A2			Series 2003-AR10 Class A7
5.678% due 04/12/49	67	67	2.420% due 10/25/33 (Ê)	367	374
Series 2014-CPT Class A			Series 2004-AR1 Class A
3.350% due 07/13/29	456	472	2.439% due 03/25/34 (Ê)	1,604	1,608
Morgan Stanley Mortgage Loan Trust			Series 2005-AR13 Class A1A1
Series 2004-6AR Class 1A			0.481% due 10/25/45 (Ê)	1,411	1,326
1.085% due 07/25/34 (Ê)	1,156	1,132	Series 2007-OA2 Class 2A
Mortgage Pass-Through Certificates			0.870% due 01/25/47 (Ê)	223	158
Series 2001-CIB2 Class D			Wells Fargo Mortgage Backed Securities
6.757% due 04/15/35	81	81	Trust
MortgageIT Trust			2.612% due 10/25/33	991	995
Series 2005-2 Class 2A			Series 2004-CC Class A1
1.837% due 05/25/35 (Ê)	604	594	2.616% due 01/25/35 (Ê)	111	111
Motel 6 Trust			Series 2005-AR10 Class 2A2
Series 2015-MTL6 Class A2A2			2.668% due 06/25/35 (Ê)	214	217
2.605% due 02/05/30 (Þ)	815	816	Series 2005-AR10 Class 2A4
MSCG Trust			2.614% due 06/25/35	50	50
Series 2015-ALDR Class A2			Series 2006-2 Class 2A3
3.462% due 06/07/35 (Þ)	310	314	5.500% due 03/25/36	162	155
NCUA Guaranteed Notes Trust			Series 2006-AR2 Class 2A1
Series 2010-R1 Class 2A			2.625% due 03/25/36	200	199
1.840% due 10/07/20	815	818	Series 2006-AR8 Class 1A3
Prime Mortgage Trust			2.637% due 04/25/36 (Ê)	824	821
Series 2004-CL1 Class 1A2			WFRBS Commercial Mortgage Trust
0.591% due 02/25/34 (Ê)	25	24	Series 2012-C7 Class A2
Provident Funding Mortgage Loan Trust			3.431% due 06/15/45	1,630	1,703
Series 2005-2 Class 1A1A			Series 2014-C19 Class A3
2.541% due 10/25/35 (Ê)	282	276	3.660% due 03/15/47	480	503
RALI Trust			Series 2014-C21 Class XA
Series 2005-QA10 Class A41			Interest Only STRIP
3.562% due 09/25/35 (Ê)	348	280	1.360% due 08/15/47	7,927	594
Series 2005-QO3 Class A1					431,700
0.591% due 10/25/45 (Ê)	456	351	Municipal Bonds - 0.7%
RBSCF Trust			Brazos Higher Education Authority, Inc.
Series 2010-RR4 Class CMLA			Revenue Bonds
6.037% due 12/16/49 (Þ)	292	303	0.584% due 12/26/24 (Ê)	338	325
RBSSP Resecuritization Trust			City of New York New York General
			Obligation Unlimited

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 195

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.646% due 12/01/31	200	235	2.375% due 01/13/22	460	469
Metropolitan Transportation Authority			6.250% due 07/15/32	624	880
Revenue Bonds			Tennessee Valley Authority
6.814% due 11/15/40	355	471	6.150% due 01/15/38	345	475
Municipal Electric Authority of Georgia			3.500% due 12/15/42	564	544
Revenue Bonds
6.637% due 04/01/57	990	1,200			12,814
7.055% due 04/01/57	1,410	1,576	United States Government Treasuries - 18.5%
New Jersey Transportation Trust Fund			United States Treasury Inflation Indexed
Authority Revenue Bonds			Bonds
5.754% due 12/15/28	810	851	0.125% due 04/15/17 (Æ)	1,434	1,440
New York City Water & Sewer System			0.125% due 07/15/24 (Æ)	2,914	2,830
Revenue Bonds			0.250% due 01/15/25 (Æ)	2,610	2,550
6.491% due 06/15/42	1,700	1,930	0.625% due 02/15/43 (Æ)	931	835
New York State Dormitory Authority			1.375% due 02/15/44 (Æ)	4,637	5,002
Revenue Bonds			0.750% due 02/15/45 (Æ)	767	710
5.628% due 03/15/39	450	542	United States Treasury Notes
San Diego Tobacco Settlement Revenue			0.500% due 08/31/16	935	936
Funding Corp. Revenue Bonds			1.000% due 08/31/16	150	151
7.125% due 06/01/32	220	217	0.500% due 09/30/16	350	350
South Carolina Student Loan Corp.
Revenue Bonds			0.625% due 10/15/16	1,000	1,002
0.403% due 12/01/20 (Ê)	170	170	0.375% due 10/31/16	150	150
State of California General Obligation			1.000% due 10/31/16	300	302
Unlimited			0.625% due 11/15/16	1,250	1,253
6.650% due 03/01/22	425	517	0.625% due 12/31/16	400	401
7.300% due 10/01/39	391	552	3.250% due 12/31/16	250	260
State of Illinois General Obligation			0.500% due 01/31/17	5,778	5,777
Unlimited			0.875% due 01/31/17	825	829
5.877% due 03/01/19	335	366	0.500% due 02/28/17	4,239	4,237
5.100% due 06/01/33	275	261	0.875% due 02/28/17	250	251
The George Washington University			1.000% due 03/31/17	1,500	1,511
4.868% due 09/15/45	367	380	0.500% due 04/30/17	6,087	6,077
University of California Revenue Bonds			0.625% due 05/31/17	1,683	1,682
4.767% due 05/15/15	222	206	0.625% due 06/30/17	5,968	5,965
		9,799	0.750% due 06/30/17	2,000	2,004
United States Government Agencies - 1.0%			0.875% due 07/15/17	2,465	2,474
Fannie Mae			0.500% due 07/31/17	500	498
2.000% due 09/26/17	350	356	0.625% due 07/31/17	371	371
1.000% due 09/27/17	375	377	1.875% due 08/31/17	500	512
1.625% due 11/27/18	200	203	1.875% due 09/30/17	430	440
1.875% due 02/19/19	200	204	0.875% due 11/15/17	2,500	2,506
1.750% due 06/20/19	220	222	0.625% due 11/30/17	500	498
1.625% due 01/21/20	490	491	1.000% due 12/15/17	1,250	1,256
1.600% due 12/24/20	1,205	1,183	0.750% due 12/31/17	2,700	2,696
2.625% due 09/06/24	749	757	0.875% due 01/31/18	450	450
7.125% due 01/15/30	100	149	0.750% due 02/28/18	600	598
7.250% due 05/15/30	230	347	0.750% due 03/31/18	750	747
6.625% due 11/15/30	100	144	0.625% due 04/30/18	2,500	2,480
6.000% due 04/18/36	95	99	2.625% due 04/30/18	1,200	1,256
Federal Farm Credit Banks			1.000% due 05/15/18	3,470	3,476
5.125% due 08/25/16	310	325
Federal Home Loan Banks			1.125% due 06/15/18	6,980	7,013
0.625% due 11/23/16	360	360	1.375% due 06/30/18	500	506
0.625% due 05/30/17	225	225	0.875% due 07/15/18	2,942	2,933
3.150% due 06/28/17	1,315	1,318	1.500% due 08/31/18	1,475	1,495
1.125% due 04/25/18	175	176	1.375% due 09/30/18	500	505
2.875% due 09/11/20	875	922	2.750% due 02/15/19	750	790
Freddie Mac			1.375% due 02/28/19	1,000	1,006
2.000% due 08/25/16	1,275	1,296	1.500% due 02/28/19	2,500	2,525
0.875% due 10/14/16	200	201	1.500% due 03/31/19	1,250	1,262
0.500% due 01/27/17	105	105	1.625% due 03/31/19	1,005	1,019
1.250% due 10/02/19	1,000	986	3.125% due 05/15/19	300	321

See accompanying notes which are an integral part of this quarterly report.

196 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.000% due 06/30/19	1,350	1,336	Total Long-Term Investments
1.625% due 06/30/19	1,000	1,012	(cost $1,200,395)			1,204,505
0.875% due 07/31/19	685	673

3.625% due 08/15/19	365	398	Preferred Stocks - 0.2%
1.000% due 08/31/19	2,000	1,972
1.500% due 10/31/19	3,840	3,856	Technology - 0.2%
1.125% due 12/31/19	2,500	2,467	Verizon Communications, Inc.	82,000		2,137
1.250% due 01/31/20	816	809
1.375% due 02/29/20	6,148	6,124	Total Preferred Stocks
1.125% due 03/31/20	3,090	3,037	(cost $2,063)			2,137
1.125% due 04/30/20	1,150	1,129
1.375% due 04/30/20	3,891	3,866
8.750% due 05/15/20	2,500	3,333	Options Purchased - 0.0%
1.500% due 05/31/20	11,153	11,143	(Number of Contracts)
1.625% due 06/30/20	10,058	10,100	Swaptions
1.875% due 06/30/20	2,000	2,031	(Fund Receives/Fund Pays)
1.625% due 07/31/20	2,650	2,660	USD 5.000%/USD 3 Month LIBOR
			Jan 2019 0.00 Put (1)	1,630	(ÿ)	42
2.000% due 09/30/20	900	917	Total Options Purchased
1.750% due 10/31/20	500	503
2.000% due 02/28/21	150	152	(cost $109)			42
2.250% due 03/31/21	500	514
3.125% due 05/15/21	100	107	Short-Term Investments - 19.9%
8.125% due 05/15/21	300	405	AmeriCredit Automobile Receivables
2.125% due 06/30/21	750	764	Trust
2.125% due 08/15/21	4,380	4,459	Series 2015-2 Class A1
2.000% due 08/31/21	250	253	0.400% due 04/08/16	672		672
8.000% due 11/15/21	1,250	1,710	Anheuser-Busch InBev Worldwide, Inc.
1.500% due 01/31/22	2,250	2,196	2.875% due 02/15/16	390		395
1.750% due 02/28/22	4,600	4,556	AT&T, Inc.
1.875% due 05/31/22	4,858	4,844	2.950% due 05/15/16	965		980
2.125% due 06/30/22	794	804	Series FRN
1.625% due 11/15/22	1,750	1,707	0.665% due 02/12/16 (Ê)	1,072		1,071
1.750% due 05/15/23	2,550	2,493	Bank of America Corp.
2.750% due 02/15/24	750	787	4.750% due 08/01/15 (ç)	500		500
2.375% due 08/15/24	250	254	3.700% due 09/01/15	500		501
2.000% due 02/15/25	870	855
2.125% due 05/15/25	20,974	20,830	1.500% due 10/09/15	1,050		1,052
6.000% due 02/15/26	685	930	Bank of Montreal
6.500% due 11/15/26	80	114	0.532% due 09/24/15 (Ê)	1,000		1,000
6.625% due 02/15/27	100	144	BBVA US Senior SAU
Zero coupon due 11/15/27	2,215	1,624	4.664% due 10/09/15	1,425		1,434
5.250% due 02/15/29	1,500	1,997	Citigroup, Inc.
6.125% due 08/15/29	375	541	1.074% due 04/01/16 (Ê)	500		501
5.375% due 02/15/31	1,200	1,650	Commonwealth Bank of Australia
4.500% due 02/15/36	335	434	0.483% due 06/03/16 (Ê)(Þ)	1,795		1,796
4.750% due 02/15/37	3,156	4,215	Continental Airlines Pass-Through Trust
4.375% due 02/15/38	200	254	Series 09-1
3.500% due 02/15/39	375	418	9.000% due 07/08/16	341		363
4.250% due 05/15/39	725	903	Credit Suisse
4.375% due 05/15/40	1,980	2,516	Series YCD
3.125% due 02/15/42	2,735	2,849	0.602% due 08/24/15 (ç)(Ê)(~)	1,165		1,165
2.750% due 08/15/42	2,980	2,877	Drive Auto Receivables Trust
2.750% due 11/15/42	1,850	1,784	Series 2015-BA Class A1
3.125% due 02/15/43	985	1,021	0.460% due 06/15/16 (Þ)	1,269		1,269
2.875% due 05/15/43	1,495	1,477	ENI Finance USA, Inc.
3.750% due 11/15/43	1,375	1,601	0.420% due 08/17/15 (Å)(ç)(~)	1,250		1,250
3.000% due 11/15/44	3,020	3,057
2.500% due 02/15/45	9,463	8,628	Zero coupon due 08/27/15 (Å)(ç)(~)	200		200
3.000% due 05/15/45	7,860	7,969	Fannie Mae
			6.500% due 03/01/16	2		2
		238,197

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 197

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
5.500% due 05/01/16	18		18	0.320% due 03/15/16	3	3
6.500% due 06/01/16	1		1	Series 2015-3 Class A1
Federal Home Loan Bank Discount				0.480% due 06/15/16	2,466	2,466
Notes				Tennessee Gas Pipeline Co. LLC
0.045% due 08/07/15 (ç)(~)	2,000		2,000	8.000% due 02/01/16	1,605	1,656
0.100% due 08/10/15 (ç)(~)	1,765		1,765	United States Treasury Bills
Zero coupon due 09/08/15 (ç)(~)	2,030		2,030	0.037% due 08/20/15 (ç)(~)(§)	8	8
0.064% due 09/11/15 (ç)(~)	4,240		4,239	Zero coupon due 08/27/15 (ç)(~)	9,585	9,585
First Investors Auto Owner Trust				Zero coupon due 09/03/15 (ç)(~)(§)	95	95
Series 2015-1A Class A1				Zero coupon due 09/10/15 (ç)(~)(§)	35	35
0.500% due 04/15/16 (Þ)	907		907	United States Treasury Inflation Indexed
Ford Motor Credit Co. LLC				Bonds
1.700% due 05/09/16	1,000		1,003	0.125% due 04/15/16 (Æ)	3,248	3,232
Freddie Mac				United States Treasury Notes
9.000% due 05/01/16	—		—	0.375% due 03/31/16	14,000	14,011
9.000% due 06/01/16	1		1	1.500% due 06/30/16	1,000	1,011
General Electric Capital Corp.				0.500% due 07/31/16	1,090	1,092
Series GMTN				1.500% due 07/31/16	1,000	1,011
0.936% due 07/12/16 (Ê)	1,001		1,006	Vodafone Group PLC
General Mills, Inc.				Series FRN
0.494% due 01/28/16 (Ê)	700		699	0.662% due 02/19/16 (Ê)	1,200	1,199
Series FRN				Walgreens Boots Alliance, Inc.
0.594% due 01/29/16 (Ê)	1,020		1,019	0.726% due 05/18/16 (Ê)	1,300	1,299
Historic TW, Inc.				Wells Fargo Bank NA
8.050% due 01/15/16	565		583	Series BKNT
JPMorgan Chase Bank NA				0.434% due 06/02/16 (Ê)	750	750
Series BKNT				Willis Group Holdings PLC
5.875% due 06/13/16	85		89	4.125% due 03/15/16	840	854
				World Omni Automobile Lease
Juniper Networks, Inc.				Securitization Trust
3.100% due 03/15/16	815		826	Series 2013-A Class A2A
Kaupthing Bank Hf				0.730% due 05/16/16	272	272
7.125% due 05/19/16 (Þ)(Ø)	1,480		—	Yum! Brands, Inc.
Kells Funding LLC				4.250% due 09/15/15	435	436
0.350% due 10/19/15 (~)	900		899	Total Short-Term Investments
Nissan Auto Lease Corp.				(cost $261,851)		263,541
Series 2013-A Class A3

0.610% due 04/15/16	92		92	Total Investments 112.5%
PACCAR Financial Corp.
0.546% due 02/08/16 (Ê)	260		260	(identified cost $1,464,418)		1,470,225
Prestige Auto Receivables Trust
Series 2015-1 Class A1				Other Assets and Liabilities,
0.500% due 04/15/16 (Þ)	453		453	Net - (12.5%)		(163,932)
Private Export Funding Corp.
0.260% due 11/02/15 (~)	800		799	Net Assets - 100.0%		1,306,293
Reckitt Benckiser Treasury Services PLC
0.260% due 11/09/15 (~)	1,000		999
Regency Markets No. 1 LLC
0.170% due 08/17/15 (Å)(ç)(~)	800		800
Rio Tinto Finance USA PLC
1.375% due 06/17/16	620		620
Royal Bank of Canada
0.800% due 10/30/15	560		561
Russell U.S. Cash Management Fund	186,871,402	(8)	186,871
Sanofi
2.625% due 03/29/16	1,810		1,835
Santander Drive Auto Receivables Trust
Series 2015-1 Class A1

See accompanying notes which are an integral part of this quarterly report.

198 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)		Unit	(000)	(000)
Securities			Date		or shares		$	$	$
0.5%
Drive Auto Receivables Trust			07/15/15			2,290,000	100.00	2,290	2,290
Drive Auto Receivables Trust			07/15/15			652,000	100.02	652	652
ENI Finance USA, Inc.			07/16/15			1,250,000	99.98	1,250	1,250
ENI Finance USA, Inc.			07/29/15			200,000	99.97	200	200
Flagship Credit Auto Trust			07/29/15			535,000	99.99	535	535
Ford Credit Auto Owner Trust			07/21/15			316,000	99.96	316	318
Imperial Tobacco Finance PLC			07/15/15			448,000	98.92	443	446
Imperial Tobacco Finance PLC			07/16/15			408,000	98.80	403	406
Regency Markets No. 1 LLC			07/15/15			800,000	99.99	800	800
Saudi Electricity Global Sukuk Co. 3			07/13/15			210,000	105.00	220	220
									7,117
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date		$
Long Positions
United States 2 Year Treasury Note Futures				97	USD	21,249	09/15		39
United States 5 Year Treasury Note Futures				485	USD	58,124	09/15		216
United States 10 Year Treasury Note Futures				318	USD	40,525	09/15		164
United States Treasury Long Bond Futures				68	USD	10,604	09/15		119
United States Treasury Ultra Bond Futures				13	USD	2,074	09/15		10
Short Positions
United States 2 Year Treasury Note Futures				345	USD	75,576	09/15		(165)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									383

Options Written
Amounts in thousands (except contract amounts)
		Number of		Strike		Notional	Expiration		Fair Value
	Call/Put	Contracts		Price		Amount	Date		$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD 3 Month LIBOR	Put	1		0.00		6,145	01/14/19		(56)
Total Liability for Options Written (premiums received $159)									(56)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2014					2	$181
Opened					—	—
Closed					(1)	(22)
Expired					—	—
Outstanding July 31, 2015					1	$159

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 199

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	7,543	AUD	9,832	08/07/15	(357)
Bank of America	USD	9,082	AUD	12,374	08/07/15	(39)
Bank of America	USD	7,051	AUD	9,624	09/08/15	(29)
Bank of America	USD	9,849	JPY	1,206,934	08/07/15	(110)
Bank of America	USD	463	JPY	57,227	08/31/15	(1)
Bank of America	USD	9,483	JPY	1,172,292	09/08/15	(20)
Bank of America	USD	7,135	NZD	10,781	09/08/15	(39)
Bank of America	AUD	9,624	USD	7,064	08/07/15	30
Bank of America	AUD	12,642	USD	9,698	08/07/15	459
Bank of America	AUD	12,374	USD	9,066	09/08/15	38
Bank of America	EUR	2,125	USD	2,346	08/31/15	12
Bank of America	JPY	1,172,292	USD	9,479	08/07/15	20
Bank of America	NZD	10,781	USD	7,153	08/07/15	38
Barclays	CHF	721	GBP	480	08/27/15	5
Barclays	CHF	1,324	USD	1,381	08/27/15	10
Barclays	EUR	2,713	USD	2,965	08/27/15	(15)
Barclays	JPY	93,188	NZD	1,136	08/27/15	(7)
Citigroup	USD	1,451	AUD	1,992	08/27/15	3
Citigroup	NOK	24,150	USD	2,967	08/27/15	12
Commonwealth Bank of Australia	USD	4,436	CHF	4,124	08/07/15	(167)
Commonwealth Bank of Australia	USD	7,191	CHF	6,878	08/07/15	(73)
Commonwealth Bank of Australia	USD	9,246	CHF	8,843	08/07/15	(94)
Commonwealth Bank of Australia	USD	4,113	CHF	3,930	09/08/15	(42)
Commonwealth Bank of Australia	USD	10,038	EUR	8,966	08/07/15	(191)
Commonwealth Bank of Australia	USD	9,415	EUR	8,489	09/08/15	(87)
Commonwealth Bank of Australia	USD	7,169	SEK	61,220	08/07/15	(72)
Commonwealth Bank of Australia	CHF	3,930	USD	4,109	08/07/15	42
Commonwealth Bank of Australia	CHF	7,217	USD	7,762	08/07/15	293
Commonwealth Bank of Australia	CHF	9,279	USD	9,980	08/07/15	376
Commonwealth Bank of Australia	CHF	6,878	USD	7,198	09/08/15	73
Commonwealth Bank of Australia	CHF	8,843	USD	9,255	09/08/15	93
Commonwealth Bank of Australia	EUR	3,985	USD	4,461	08/07/15	85
Commonwealth Bank of Australia	EUR	8,489	USD	9,411	08/07/15	87
Commonwealth Bank of Australia	SEK	36,893	USD	4,486	08/07/15	209
Commonwealth Bank of Australia	SEK	64,562	USD	7,850	08/07/15	366
Commonwealth Bank of Australia	SEK	61,220	USD	7,173	09/08/15	72
JPMorgan Chase	USD	2,040	SEK	17,491	08/07/15	(12)
JPMorgan Chase	AUD	4,052	USD	2,944	08/27/15	(14)
Royal Bank of Canada	USD	205	AUD	268	08/07/15	(10)
Royal Bank of Canada	USD	364	CHF	339	08/07/15	(12)
Royal Bank of Canada	USD	468	CHF	436	08/07/15	(16)
Royal Bank of Canada	USD	236	EUR	212	08/07/15	(3)
Royal Bank of Canada	USD	4,201	GBP	2,672	08/07/15	(30)
Royal Bank of Canada	USD	4,182	GBP	2,672	09/08/15	(11)
Royal Bank of Canada	USD	87	NOK	682	08/07/15	(3)
Royal Bank of Canada	USD	195	NOK	1,536	08/07/15	(7)
Royal Bank of Canada	USD	4,077	NOK	33,037	08/07/15	(33)
Royal Bank of Canada	USD	7,488	NOK	59,008	08/07/15	(264)
Royal Bank of Canada	USD	9,172	NOK	74,332	08/07/15	(73)
Royal Bank of Canada	USD	7,129	NOK	57,814	09/08/15	(57)
Royal Bank of Canada	USD	198	NZD	294	08/07/15	(4)
Royal Bank of Canada	USD	230	SEK	1,910	08/07/15	(9)
Royal Bank of Canada	USD	403	SEK	3,342	08/07/15	(16)
Royal Bank of Canada	AUD	208	USD	160	08/07/15	8
Royal Bank of Canada	CHF	194	USD	208	08/07/15	7
Royal Bank of Canada	EUR	477	USD	532	08/07/15	8
Royal Bank of Canada	GBP	2,672	USD	4,183	08/07/15	11
Royal Bank of Canada	JPY	34,642	USD	283	08/07/15	4
Royal Bank of Canada	JPY	911,783	USD	7,454	08/07/15	97
Royal Bank of Canada	NOK	1,194	USD	152	08/07/15	5
Royal Bank of Canada	NOK	33,719	USD	4,279	08/07/15	151
Royal Bank of Canada	NOK	57,814	USD	7,134	08/07/15	57
Royal Bank of Canada	NOK	75,868	USD	9,627	08/07/15	340

See accompanying notes which are an integral part of this quarterly report.

200 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada			NOK	33,037	USD	4,074	09/08/15	32
Royal Bank of Canada			NOK	74,332	USD	9,165	09/08/15	73
Standard Chartered			USD	528	AUD	720	09/08/15	(2)
Standard Chartered			USD	239	CHF	230	09/08/15	(1)
Standard Chartered			USD	4,169	EUR	3,773	08/07/15	(25)
Standard Chartered			USD	355	EUR	321	09/08/15	(2)
Standard Chartered			USD	138	GBP	88	09/08/15	—
Standard Chartered			USD	7,360	JPY	911,783	08/07/15	(4)
Standard Chartered			USD	252	JPY	31,224	09/08/15	—
Standard Chartered			USD	450	NOK	3,662	09/08/15	(2)
Standard Chartered			USD	355	NZD	536	09/08/15	(2)
Standard Chartered			USD	9,642	NZD	14,551	09/08/15	(64)
Standard Chartered			USD	2,040	SEK	17,491	08/07/15	(13)
Standard Chartered			AUD	925	USD	678	09/08/15	3
Standard Chartered			AUD	5,911	USD	4,332	09/08/15	19
Standard Chartered			CHF	402	USD	419	09/08/15	2
Standard Chartered			CHF	517	USD	538	09/08/15	3
Standard Chartered			EUR	6,853	USD	7,575	09/08/15	46
Standard Chartered			NOK	2,093	USD	257	09/08/15	1
Standard Chartered			NOK	4,708	USD	579	09/08/15	3
Standard Chartered			NZD	6,467	USD	4,285	09/08/15	28
Standard Chartered			SEK	3,737	USD	436	09/08/15	3
UBS			AUD	1,029	JPY	92,397	08/27/15	(12)
UBS			AUD	998	NZD	1,120	08/27/15	18
UBS			EUR	1,976	GBP	1,384	08/27/15	(21)
UBS			EUR	675	JPY	91,334	08/27/15	(10)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								1,167

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives					Notional		Termination	Fair Value
Underlying Security			Counterparty		Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays		USD	14,998	11/30/15	103
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays		USD	12,999	11/30/15	90
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays		USD	9,990	12/31/15	69
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays		USD	9,989	04/29/16	129
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			Barclays		USD	10,854	04/29/16	75
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index			BNP Paribas		USD	9,990	12/31/15	69
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)								535

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate feeds were all based on the 1 Month LIBOR rate plus a fee ranging from 0.10% to 0.19%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	695	Three Month LIBOR	2.417%			11/15/27	(47)
Barclays	USD	695	Three Month LIBOR	2.481%			11/15/27	(54)
Citigroup	USD	1,390	Three Month LIBOR	2.714%			08/15/42	—
Citigroup	USD	1,060	Three Month LIBOR	3.676%			11/15/43	(209)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(310)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 201

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Termination	Fair Value
Counterparty	Notional Amount	Fund Receives		Fund Pays		Date	$

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary		Level 1	Level 2	Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—	$124,372		$—		$124,372
Corporate Bonds and Notes		—	308,380		—		308,380
International Debt		—	75,370		3,873		79,243
Mortgage-Backed Securities		—	427,981		3,719		431,700
Municipal Bonds		—	9,799		—		9,799
United States Government Agencies		—	12,814		—		12,814
United States Government Treasuries		—	238,197		—		238,197
Preferred Stocks		2,137	—		—		2,137
Options Purchased		—	42		—		42
Short-Term Investments		—	263,541		—		263,541
Total Investments		2,137	1,460,496		7,592		1,470,225

Other Financial Instruments
Futures Contracts		383	—		—		383
Options Written		—	(56)		—		(56)
Foreign Currency Exchange Contracts		—	1,167		—		1,167
Total Return Swap Contracts		—	535		—		535
Interest Rate Swap Contracts		—	(310)		—		(310)
Total Other Financial Instruments*		$383	$1,336		$—		$1,719

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended July 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

202 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 93.3%			Series 2007-4 Class A2
Asset-Backed Securities - 10.3%			5.529% due 04/25/47	185	196
Ally Auto Receivables Trust			CPS Auto Receivables Trust
Series 2014-2 Class A2			Series 2014-D Class A
0.680% due 07/17/17	1,922	1,921	1.490% due 04/15/19 (Þ)	2,662	2,674
Ally Master Owner Trust			CWABS Asset-Backed Certificates Trust
Series 2013-1 Class A2			Series 2005-1 Class AF4
1.000% due 02/15/18	615	616	5.147% due 02/25/33	16	16
American Tower Trust I			Education Loan Asset-Backed Trust I
Series 2013-13 Class 1A			Series 2013-1 Class B1
1.551% due 03/15/43 (Å)	1,165	1,157	1.191% due 11/25/33 (Ê)(Þ)	2,756	2,559
AmeriCredit Automobile Receivables			Equity One Mortgage Pass-Through Trust
Trust			Series 2003-4 Class M1
Series 2012-3 Class B			5.146% due 10/25/34	278	271
1.590% due 07/10/17	1,621	1,623	Exeter Automobile Receivables Trust
Series 2012-4 Class A3			Series 2013-1A Class A
0.670% due 06/08/17	622	622	1.290% due 10/16/17 (Þ)	79	79
Series 2013-1 Class B			Series 2014-1A Class A
1.070% due 03/08/18	2,920	2,918	1.290% due 05/15/18 (Þ)	882	882
Series 2013-2 Class B			Series 2014-3A Class A
1.190% due 05/08/18	2,325	2,325	1.320% due 01/15/19 (Þ)	2,777	2,773
Series 2014-1 Class A2			Federal Home Loan Mortgage Corp.
			Structured Pass Through Securities
0.570% due 07/10/17	342	342	Series 2000-30 Class A5
Series 2015-1 Class A2A
			7.572% due 12/25/30	2,100	2,205
0.770% due 04/09/18	1,259	1,258	Ford Credit Auto Owner Trust
Series 2015-2 Class A2A
0.830% due 09/10/18	3,190	3,187	Series 2012-B Class A4
			1.000% due 09/15/17	613	614
ARI Fleet Lease Trust			Series 2012-C Class A3
Series 2013-A Class A3
			0.580% due 12/15/16	227	227
0.920% due 07/15/21 (Þ)	2,290	2,289	Series 2015-A Class A3
Bank of The West Auto Trust
Series 2014-1 Class A3			1.280% due 09/15/19	1,135	1,136
			Hertz Fleet Lease Funding, LP
1.090% due 03/15/19 (Þ)	2,175	2,176	Series 2013-3 Class C
Series 2015-1 Class A3
			1.639% due 12/10/27 (Ê)(Þ)	2,240	2,245
1.310% due 10/15/19 (Þ)	2,545	2,546	Series 2014-1 Class C
Capital Auto Receivables Asset Trust
Series 2013-1 Class B			1.339% due 04/10/28 (Ê)(Þ)	1,475	1,474
			Honda Auto Receivables Owner Trust
1.290% due 04/20/18	1,665	1,663	Series 2014-4 Class A3
CarFinance Capital Auto Trust
Series 2013-2A Class A			0.990% due 09/17/18	2,950	2,945
			Huntington Auto Trust
1.750% due 11/15/17 (Þ)	495	496	Series 2012-2 Class A3
Series 2014-1A Class A
			0.510% due 04/17/17	641	641
1.460% due 12/17/18 (Þ)	809	808	Series 2015-1 Class A3
CCG Receivables Trust
Series 2013-1 Class A2			1.240% due 09/16/19	1,920	1,918
			Hyundai Auto Receivables Trust
1.050% due 08/14/20 (Þ)	284	285	Series 2013-B Class A3
Series 2014-1 Class A2
			0.710% due 09/15/17	1,961	1,961
1.060% due 11/15/21 (Þ)	946	946	Series 2015-A Class A2
Chase Education Loan Trust
Series 2007-A Class B			0.680% due 10/16/17	1,200	1,200
			IndyMac Home Equity Loan Trust
0.502% due 06/28/40 (Ê)	2,708	2,448	Series 2004-2 Class A
Chesapeake Funding LLC
Series 2012-1A Class A			0.306% due 09/28/36 (Ê)	482	475
			JCP&L Transition Funding LLC
0.938% due 11/07/23 (Ê)(Þ)	217	217	Series 2002-A Class A4
Countrywide Asset-Backed Certificates
Series 2006-S10 Class A2			6.160% due 06/05/19	102	107
			MSCC Heloc Trust
0.411% due 10/25/36 (Ê)	1,024	1,009

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 203

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-1 Class A			Series 2014-1A Class A2
0.291% due 12/25/31 (Ê)	798	764	0.700% due 05/15/17 (Þ)	1,312	1,311
Nissan Auto Receivables Owner Trust					96,374
Series 2013-B Class A3			Corporate Bonds and Notes - 20.3%
0.840% due 11/15/17	2,284	2,285	21st Century Fox America, Inc.
Series 2014-A Class A3			8.000% due 10/17/16	420	453
0.720% due 08/15/18	2,110	2,107	AbbVie, Inc.
Prestige Auto Receivables Trust			1.750% due 11/06/17	1,878	1,881
Series 2013-1A Class A2
			2.500% due 05/14/20	1,260	1,252
1.090% due 02/15/18 (Þ)	267	268	Aflac, Inc.
Series 2014-1A Class A3
			2.650% due 02/15/17	1,120	1,143
1.520% due 04/15/20 (Þ)	1,300	1,302	Air Lease Corp.
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3			2.125% due 01/15/18	1,095	1,084
			Albemarle Corp.
5.565% due 02/25/36	70	69
Santander Drive Auto Receivables Trust			3.000% due 12/01/19	845	850
Series 2011-1 Class D			Ally Financial, Inc.
4.010% due 02/15/17	927	927	5.500% due 02/15/17	2,595	2,709
Series 2013-1 Class B			Amazon.com, Inc.
1.160% due 01/15/19	2,298	2,299	2.600% due 12/05/19	2,600	2,625
Series 2014-1 Class A3			American Express Credit Corp.
0.870% due 01/16/18	2,385	2,386	1.125% due 06/05/17	2,335	2,324
Series 2014-4 Class B			American Honda Finance Corp.
1.820% due 05/15/19	1,020	1,025	1.500% due 09/11/17 (Þ)	1,400	1,407
SLM Private Education Loan Trust			1.500% due 03/13/18	725	725
Series 2010-A Class 2A			American International Group, Inc.
3.437% due 05/16/44 (Ê)(Þ)	2,255	2,357	5.850% due 01/16/18	2,125	2,340
Series 2011-A Class A1			Anadarko Petroleum Corp.
1.187% due 10/15/24 (Ê)(Þ)	820	822	5.950% due 09/15/16	2,170	2,277
Series 2012-B Class A1			Anheuser-Busch InBev Worldwide, Inc.
1.287% due 12/15/21 (Ê)(Þ)	52	51	1.375% due 07/15/17	1,787	1,795
SLM Student Loan Trust			5.375% due 01/15/20	545	617
Series 2014-A Class A1
0.787% due 07/15/22 (Ê)(Þ)	1,813	1,814	Apple, Inc.
			1.050% due 05/05/17	1,675	1,679
SMART Trust
Series 2012-1USA Class A4A			2.700% due 05/13/22	820	816
2.010% due 12/14/17 (Þ)	3,611	3,639	AT&T, Inc.
SMB Private Education Loan Trust			1.700% due 06/01/17	1,685	1,689
Series 2015-A Class A3			5.500% due 02/01/18	3,262	3,552
1.687% due 02/17/32 (Ê)(Þ)	1,995	1,992	2.450% due 06/30/20	890	875
SoFi Professional Loan Program LLC			Bank of America Corp.
Series 2014-B Class A1
			6.500% due 08/01/16	1,800	1,890
1.437% due 08/25/32 (Ê)(Þ)	4,152	4,160
Series 2014-B Class A2			1.700% due 08/25/17	2,560	2,567
			Bank of New York Mellon Corp. (The)
2.550% due 08/27/29 (Þ)	1,674	1,681	Series G
SunTrust Auto Receivables Trust
Series 2015-1A Class A2			2.200% due 05/15/19	1,035	1,043
			Baxalta, Inc.
0.990% due 06/15/18 (Þ)	2,325	2,326
Tidewater Auto Receivables Trust			1.061% due 06/22/18 (Ê)(Þ)	1,440	1,443
Series 2014-AA Class A3			Bayer US Finance LLC
1.400% due 07/15/18 (Þ)	2,380	2,381	2.375% due 10/08/19 (Þ)	1,080	1,088
Toyota Auto Receivables Owner Trust			Bear Stearns Cos. LLC (The)
Series 2014-B Class A2			5.550% due 01/22/17	2,920	3,082
0.400% due 12/15/16	2,044	2,043	Boston Scientific Corp.
Series 2015-A Class A2			6.000% due 01/15/20	455	513
0.710% due 07/17/17	915	915	Branch Banking & Trust Co.
Westlake Automobile Receivables Trust

See accompanying notes which are an integral part of this quarterly report.

204 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			Ford Motor Credit Co. LLC
1.050% due 12/01/16	2,315	2,316	8.000% due 12/15/16	1,000	1,085
Capital One Bank USA NA			4.250% due 02/03/17	2,460	2,552
1.300% due 06/05/17	950	944	1.724% due 12/06/17	400	398
Capital One Financial Corp.
2.450% due 04/24/19	1,880	1,880	Forest 4.875% Laboratories due 02/15/21 LLC (Þ)	2,080	2,248
Capital One NA			Freeport-McMoRan, Inc.
Series BKNT
			4.000% due 11/14/21	425	371
1.650% due 02/05/18	1,380	1,369	General Electric Capital Corp.
Cardinal Health, Inc.
			2.900% due 01/09/17	3,445	3,535
1.950% due 06/15/18	1,465	1,467	General Electric Co.
Caterpillar Financial Services Corp.
Series GMTN			5.250% due 12/06/17	1,485	1,615
			General Mills, Inc.
1.700% due 06/16/18	1,300	1,303
CCO Safari II LLC			1.400% due 10/20/17	2,845	2,835
3.579% due 07/23/20 (Å)	1,475	1,479	5.650% due 02/15/19	985	1,105
			General Motors Financial Co., Inc.
4.464% due 07/23/22 (Å)	2,220	2,232
Chevron Corp.			2.400% due 04/10/18	1,280	1,275
			Glencore Funding LLC
1.718% due 06/24/18	615	619
Cisco Systems, Inc.			2.125% due 04/16/18 (Þ)	895	883
			Hartford Financial Services Group, Inc.
2.450% due 06/15/20	2,135	2,155	(The)
Citigroup, Inc.
			5.500% due 10/15/16	2,635	2,765
4.450% due 01/10/17	2,260	2,355	Hewlett-Packard Co.
1.850% due 11/24/17	2,890	2,897	3.300% due 12/09/16	1,995	2,042
Coca-Cola Enterprises, Inc.
			3.750% due 12/01/20	975	1,007
2.000% due 08/19/16	1,610	1,627	Hospira, Inc.
Compass Bank
Series BKNT			5.200% due 08/12/20	2,085	2,333
			Intel Corp.
6.400% due 10/01/17	1,615	1,751
			1.350% due 12/15/17	685	685

ConocoPhillips Co.			International Bank for Reconstruction &
1.500% due 05/15/18	995	992	Development
Coventry Health Care, Inc.			Series GDIF
5.950% due 03/15/17	775	828	0.625% due 05/02/17	1,635	1,628
Crown Castle Towers LLC			International Business Machines Corp.
6.113% due 01/15/20 (Þ)	1,255	1,399	5.700% due 09/14/17	560	612
CVS Health Corporation			International Lease Finance Corp.
2.800% due 07/20/20	1,335	1,347	3.875% due 04/15/18	800	809
Daimler Finance NA LLC			IPALCO Enterprises, Inc.
1.375% due 08/01/17 (Þ)	1,165	1,161	5.000% due 05/01/18	300	314
Dayton Power & Light Co. (The)			Johnson & Johnson
1.875% due 09/15/16	325	327	1.125% due 11/21/17	755	756
DCP Midstream Operating, LP			JPMorgan Chase & Co.
2.500% due 12/01/17	2,100	2,024	1.350% due 02/15/17	1,740	1,742
Devon Energy Corp.			1.625% due 05/15/18	700	695
2.250% due 12/15/18	590	591	Kellogg Co.

Dollar Tree, Inc. 1st Lien Term Loan B1			1.875% due 11/17/16	985	993
3.500% due 03/09/22 (Ê)	500	501	Kinder Morgan Energy Partners, LP
Ecolab, Inc.			3.500% due 03/01/21	760	737
4.350% due 12/08/21	2,075	2,240	Kraft Heinz Foods Co.
EnLink Midstream Partners, LP			2.000% due 07/02/18 (Þ)	1,895	1,900
2.700% due 04/01/19	2,325	2,303
			2.800% due 07/02/20 (Þ)	1,610	1,617
ERAC USA Finance LLC			Lehman Brothers Holdings Capital Trust
2.800% due 11/01/18 (Þ)	2,075	2,120	VII
Exelon Corp.			5.857% due 11/29/49 (ƒ)(Ø)	270	—
2.850% due 06/15/20	1,120	1,125	Liberty Property, LP

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 205

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 12/15/16	880	926	Series 2014-1A Class C
Marathon Oil Corp.			2.898% due 10/15/19 (Þ)	1,415	1,417
2.700% due 06/01/20	350	347	Southern Co. (The)
Marina District Finance Co., Inc.			2.150% due 09/01/19	1,575	1,563
9.875% due 08/15/18	900	924	Southern Power Co.
Medtronic, Inc.			Series 15A
2.500% due 03/15/20 (Þ)	1,845	1,856	1.500% due 06/01/18	1,075	1,067
Merck & Co., Inc.			Thermo Fisher Scientific, Inc.
0.636% due 05/18/18 (Ê)	1,710	1,715	1.300% due 02/01/17	1,040	1,038
			Toyota Motor Credit Corp.
3.875% due 01/15/21	835	892	Series GMTN
MetLife, Inc.
			0.746% due 07/13/18 (Ê)	3,665	3,676
1.756% due 12/15/17	1,130	1,137	UnitedHealth Group, Inc.
Metropolitan Life Global Funding I
			1.900% due 07/16/18	1,525	1,531
1.300% due 04/10/17 (Þ)	800	801
Morgan Stanley			2.700% due 07/15/20	865	875
			Verizon Communications, Inc.
2.650% due 01/27/20	790	793
			2.036% due 09/14/18 (Ê)	100	103
2.800% due 06/16/20	2,200	2,212
MUFG Americas Holdings Corp.			3.650% due 09/14/18	365	384
2.250% due 02/10/20	1,040	1,033	4.500% due 09/15/20	4,185	4,509
New York Life Global Funding			Series FRN
1.125% due 03/01/17 (Þ)	695	696	1.816% due 09/15/16 (Ê)	2,010	2,033
			Wachovia Corp.
1.450% due 12/15/17 (Þ)	1,630	1,631
Oracle Corp.			5.750% due 06/15/17	1,510	1,637
			Wells Fargo & Co.
2.250% due 10/08/19	2,090	2,102	Series GMTN
PACCAR Financial Corp.
			2.600% due 07/22/20	1,280	1,286
1.150% due 08/16/16	1,695	1,700	Williams Partners, LP
PepsiCo, Inc.
			4.125% due 11/15/20	1,262	1,306
5.000% due 06/01/18	1,420	1,555	XTO Energy, Inc.
Pfizer, Inc.
			6.250% due 08/01/17	900	990
6.200% due 03/15/19	1,295	1,483	ZFS Finance USA Trust II
Phillips 66 Partners, LP
			6.450% due 12/15/65 (Þ)	2,005	2,050
2.646% due 02/15/20	1,175	1,160	ZFS Finance USA Trust V
PNC Bank, National Association
			6.500% due 05/09/37 (Þ)	2,145	2,204
1.850% due 07/20/18	1,360	1,362			189,832
Pricoa Global Funding I			International Debt - 7.5%
1.350% due 08/18/17 (Þ)	3,600	3,588	Actavis Funding SCS
Principal Life Global Funding II			2.350% due 03/12/18	2,470	2,478
1.500% due 09/11/17 (Þ)	1,175	1,176	AP NMT Acquisition BV 1st Lien Term
Private Export Funding Corp.			Loan
Series FF			6.750% due 08/13/21	496	492
1.375% due 02/15/17	1,710	1,726	Arbor Realty Collateralized Loan
PSEG Power LLC			Obligation, Ltd.
			Series 2014-1A Class A
2.450% due 11/15/18	1,150	1,158
Quebecor World Capital Corp.			1.936% due 05/15/24 (Ê)(Þ)	1,915	1,912
			Series 2014-1A Class B
4.875% due 01/02/49 (Ø)	205	—
			4.686% due 05/15/24 (Ê)(Þ)	1,240	1,242
6.125% due 11/15/49 (Ø)	70	—	Australia & New Zealand Banking
QVC, Inc.			Group, Ltd. NY
3.125% due 04/01/19	2,925	2,919	1.250% due 06/13/17	1,320	1,321
Reynolds American, Inc.			Avago Technologies Cayman, Ltd.
3.250% due 06/12/20	2,720	2,763	Covenant-Lite Term Loan B
Samsung Electronics America, Inc.			3.750% due 05/06/21	1,401	1,402
1.750% due 04/10/17 (Þ)	895	900	Baidu Inc.
SBA Tower Trust			3.250% due 08/06/18	1,837	1,877
			Barclays PLC

See accompanying notes which are an integral part of this quarterly report.

206 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.000% due 03/16/18	1,155	1,154	Royal Bank of Scotland Group PLC
Braskem Finance, Ltd.			1.875% due 03/31/17	3,835	3,823
7.000% due 05/07/20 (Þ)	1,200	1,201	4.700% due 07/03/18	2,515	2,604
British Telecommunications PLC			Sable International Finance
5.950% due 01/15/18	545	600	5.500% due 11/06/16	424	423
Burger King			Shell International Finance BV
1.000% due 12/10/21	1,328	1,331	0.900% due 11/15/16	1,660	1,662

Canadian Imperial Bank of Commerce			2.125% due 05/11/20	2,050	2,048
1.550% due 01/23/18	1,674	1,676	SkillsSoft Corp. Covenant-Lite Term

ConocoPhillips Canada Funding Co. I			Loan
5.625% due 10/15/16	1,505	1,588	5.750% due 04/28/21 (Ê)	743	717
Credit Suisse			Sky PLC
Series GMTN			6.100% due 02/15/18 (Þ)	875	960
1.375% due 05/26/17	2,320	2,320	Standard Chartered PLC
Delta 2 Lux Sarl Covenent-Lite Lien			2.250% due 04/17/20 (Þ)	950	938
Term Loan B
7.750% due 07/29/22 (Ê)	250	249	Teck 3.000% Resources, due 03/01/19 Ltd.	180	163
Deutsche Bank AG
			4.500% due 01/15/21	445	380
6.000% due 09/01/17	1,290	1,399

1.875% due 02/13/18	900	898	Tencent 3.375% Holdings, due 05/02/19 Ltd. (Þ)	850	870
Deutsche Telekom International Finance
			Thomson Reuters Corp.
BV			1.650% due 09/29/17	835	836
2.250% due 03/06/17 (Þ)	2,295	2,324
Ensco PLC			6.500% due 07/15/18	1,115	1,258
4.700% due 03/15/21	585	575	Toronto-Dominion Bank (The)
Expro Financial Services SARL Term			2.625% due 09/10/18	1,635	1,678
Loan B			Total Capital International SA
5.750% due 08/21/21	794	693	1.000% due 08/12/16	1,660	1,665
FMG Resources Pty, Ltd. Covenant-Lite			Trade MAPS 1, Ltd.
1st Lien Term Loan B			Series 2013-1A Class A
3.750% due 06/30/19 (Ê)	987	807	0.889% due 12/10/18 (Ê)(Þ)	2,190	2,190
Hutchison Whampoa International 11,			Transocean, Inc.
Ltd.
			5.550% due 12/15/16	1,345	1,359
3.500% due 01/13/17 (Þ)	1,500	1,543	UBS AG
Imperial Tobacco Finance PLC			Series BKNT
2.950% due 07/21/20 (Å)	2,150	2,141	5.875% due 12/20/17	1,040	1,141
ING Bank NV
3.750% due 03/07/17 (Þ)	2,220	2,301	Loan Agreements - 10.8%		70,426
Intesa Sanpaolo SpA			Ability Network, Inc. 1st Lien Term Loan
2.375% due 01/13/17	2,875	2,886	6.000% due 05/14/21 (Ê)	990	989
Korea Gas Corp.			Accudyne Industries Borrower SCA Term
2.875% due 07/29/18 (Þ)	1,430	1,466	Loan
Mallinckrodt International Finance SA			4.000% due 12/13/19 (Ê)	947	905
Covenant-Lite Term Loan B			Affinion Group, Inc. Term Loan B
3.250% due 03/19/21	1,241	1,238	6.750% due 04/30/18 (Ê)	988	935
Noble Holding International, Ltd.			Albertson's Holdings LLC Covenant-Lite
2.500% due 03/15/17	610	597	Term Loan B4
4.000% due 03/16/18	595	594	5.500% due 08/25/21 (Ê)	1,247	1,250
Nomura Holdings, Inc.			American Airlines, Inc. Term Loan
2.000% due 09/13/16	1,240	1,248	3.250% due 06/26/20	990	984
Petroleos Mexicanos			Ancestry.com, Inc. Term Loan
3.500% due 07/23/20 (Þ)	1,680	1,697	4.500% due 12/28/18 (Ê)	492	493
Rio Tinto Finance USA PLC			AP Gaming I LLC 1st Lien Term Loan B
2.250% due 12/14/18	770	771	9.250% due 12/20/20 (Ê)	499	495
Royal Bank of Canada			Arctic Glacier USA, Inc. Covenant-Lite
			Term Loan
1.200% due 01/23/17	1,685	1,690
			6.000% due 05/13/19 (Ê)	499	496

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 207

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
		Amount ($)	Value		Amount ($)	Value
		or Shares	$		or Shares	$
AssuredPartners Capital, Inc. Covenant-
				4.750% due 07/31/21	1,250	1,247
Lite 2nd Lien Term Loan

7.750% due 04/02/22 (Ê)		250	250	Eastman Kodak Co.1st Lien Term Loan
Asurion LLC Covenenat-Lite Term Loan				7.250% due 09/03/19 (Ê)	987	976
				Eco Services Operations LLC 1st Lien

B2				Term Loan B
4.250% due 07/08/20 (Ê)		1,487	1,482
				4.750% due 12/01/21 (Ê)	498	499
Asurion LLC Term Loan B4				Emerald Performance Materials, LLC

Avaya, 4.250% Inc. due Term 07/22/22 Loan B7	USD	500	500	7.750% Covenant-Lite due 08/01/22 2nd Lien (Ê) Term Loan
					250	248
6.250% due 04/16/20		997	947	Emerald US, Inc. Term Loan B1
BWAY Holding Co. Covenant-Lite Term
				5.000% due 05/09/21	1,000	995
Loan B

5.500% due 08/14/20 (Ê)		1,485	1,489	EnergySolutions LLC Term Loan
Camping World, Inc. Covenant-Lite 1st				6.750% due 05/29/20 (Ê)	938	940
Lien Term Loan B				Entegris, Inc. 1st Lien Term Loan B
5.750% due 02/20/20 (Ê)		956	960	3.500% due 04/30/21 (Ê)	385	384
Cengage Learning Acquisitions, Inc.				First Data Corp. Term Loan
Covenant-Lite 1st Lien Term Loan				3.937% due 06/23/22	1,000	999
7.000% due 03/31/20 (Ê)		960	962	Fitness International LLC Covenant-Lite
Checkout Holding Corp. Covenant-Lite				Term Loan B
1st Lien Term Loan B				5.500% due 07/01/20 (Ê)	495	474

Chrysler 4.500% Group due 04/09/21 LLC 1st Lien (Ê) Term		990	844	FPC 5.250% Holdings, due Inc. 11/19/19 1st Lien (Ê) Term Loan
					499	492
Loan B				General Communications, Inc. 1st Lien
3.250% due 12/31/18 (Ê)		479	478	Term Loan B
CHS/Community Health Systems, Inc.				4.750% due 12/18/21	998	999
1st Lien Term Loan G				GENEX Holdings, Inc. 1st Lien Term
3.750% due 12/31/19		610	610	Loan
CHS/Community Health Systems, Inc.				5.250% due 05/28/21 (Ê)	992	992
1st Lien Term Loan H				GENEX Holdings, Inc. 2nd Lien Term
4.000% due 01/27/21		1,122	1,126	Loan
Cincinnati Bell, Inc. 1st Lien Term				8.750% due 05/30/22 (Ê)	250	245
Loan B				Getty Images, Inc. Covenant-Lite Term
4.000% due 09/10/20 (Ê)		239	239	Loan B
Commercial Barge Line Co. 2nd Lien				4.750% due 10/18/19 (Ê)	992	702
Term Loan				Go Daddy Operating Co. LLC Term Loan
10.750% due 03/22/20 (Ê)		1,000	1,015	4.500% due 05/13/21 (Ê)	990	994
Communication Sales & Leasing Term				GOBP Holdings, Inc. Covenant-Lite
Loan B				Term Loan B
5.000% due 09/30/22		1,500	1,453	5.750% due 10/21/21 (Ê)	995	995

Compuware Corp. 1st Lien Term Loan B1				Gray Television, Inc. Term Loan B
6.250% due 09/02/19		975	956	3.750% due 06/13/21 (Ê)	890	892
Consolidated Communications, Inc. Term				GTCR Valor Cos., Inc. 1st Lien Term
Loan B				Loan
4.250% due 12/23/20 (Ê)		987	990	6.000% due 05/30/21 (Ê)	992	989
ConvergeOne Holdings Corp. Covenant-				Harland Clarke Holdings Corp.
Lite 1st Lien Term Loan				Covenant-Lite Term Loan B4
6.000% due 06/17/20 (Ê)		990	988	6.000% due 08/04/19 (Ê)	1,453	1,455
Creative Artists Agency LLC Covenant-				Hawaiian Telcom Communications, Inc.
Lite Term Loan B				Term Loan B
5.500% due 12/17/21 (Ê)		996	1,007	5.000% due 06/06/19 (Ê)	1,244	1,246

Crowne Group LLC 1st Lien Term Loan				Hertz Corp. Term Loan B1
6.000% due 09/29/20		496	493	4.000% due 03/11/18	987	989
DealerTrack Technologies, Inc. Term

Loan B				Hilton Worldwide Finance LLC
				3.500% due 10/25/20 (Ê)	257	257
3.250% due 02/28/21 (Ê)		204	204	Horizon Pharmaceutical Holdings, Inc.
Dell International LLC Term Loan B2				Covenant-Lite Term Loan B
4.000% due 04/29/20		499	498	4.500% due 04/22/21	1,500	1,506
Delta 2 Lux Sarl Covenant-Lite Term				Indigo Merger Sub I, Inc. 1st Lien Term
Loan B3				Loan

See accompanying notes which are an integral part of this quarterly report.

208 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 07/08/21	990	991	5.250% due 04/11/20 (Ê)	249	248
Interactive Data Corp. Term Loan			PetSmart, Inc. Term Loan B
4.750% due 05/02/21 (Ê)	1,487	1,493	4.250% due 03/11/22	998	1,001
Intrawest Operations Group, LLC Term			PGX Holdings, Inc. Covenant-Lite 1st
Loan			Lien Term Loan
4.750% due 12/09/20	739	743	6.250% due 09/29/20 (Ê)	482	483

IPC Corp. 2nd Lien Term Loan			Pilot Travel Centers LLC Term Loan B
10.500% due 02/06/22	500	474	4.250% due 10/03/21 (Ê)	485	490
J Crew Group, Inc. Covenant-Lite Term			Portillo's Holdings, LLC Covenant-Lite
Loan B			1st Lien Term Loan
4.000% due 03/05/21 (Ê)	499	412	4.750% due 08/01/21 (Ê)	248	249
La Quinta Intermediate Holdings LLC			Portillo's Holdings, LLC Covenant-Lite
Covenant-Lite Term Loan B			2nd Lien Term Loan
4.000% due 04/14/21 (Ê)	834	835	8.000% due 08/01/22 (Ê)	250	248
Level 3 Financing, Inc. Term Loan B2			PowerTeam Services, LLC Covenant-Lite
3.500% due 05/04/22	750	748	2nd Lien Term Loan
MacDermid, Inc. 1st Lien Term Loan			8.250% due 11/06/20 (Ê)	500	492
			Pre-Paid Legal Services, Inc. 2nd Lien
4.500% due 06/07/20 (Ê)	2,009	2,015	Term Loan
MCC Iowa LLC Term Loan H
			10.250% due 07/01/20 (Ê)	500	500
3.250% due 01/29/21 (Ê)	997	992	Prime Security Services Borrower LLC
Media General, Inc. 1st Lien Term Loan			1st Lien Term Loan
B
			5.000% due 06/16/21	1,000	1,002
4.250% due 07/31/20	930	935

Mergermarket USA, Inc. 1st Lien Term			Renaissance Learning, Inc. Term Loan
Loan			4.500% due 04/09/21 (Ê)	988	979
			RentPath, Inc. Covenant-Lite 1st Lien
4.500% due 02/04/21 (Ê)	988	973

Millennium Laboratories, Inc. Term			Term Loan
Loan B			6.250% due 12/17/21 (Ê)	1,990	1,993

5.250% due 04/16/21 (Ê)	1,239	498	RHP Hotel Properties LP Term Loan B
Minerals Technologies, Inc. Term Loan B			3.750% due 01/15/21 (Ê)	990	992
			Roundy's Supermarkets, Inc. Covenant-
3.750% due 05/09/21	697	700	Lite 1st Lien Term Loan B
Mood Media Corp. Term Loan
			5.750% due 03/03/21 (Ê)	967	899
7.000% due 05/01/19	988	962	Rovi Solutions Corp. Syndicated Loans
MRI Software LLC Term Loan			Covenant-Lite Term Loan B
5.250% due 06/18/21	500	499	3.750% due 07/02/21 (Ê)	990	964

MSC.Software Corp. 1st Lien Term Loan			RP Crown Parent LLC Term Loan
5.000% due 05/29/20 (Ê)	990	989	6.000% due 12/21/18	987	951

Novitex Acquisition LLC Term Loan B2			RPI Finance Trust Term Loan B4
7.500% due 07/07/20 (Ê)	248	233	3.500% due 11/09/20 (Ê)	997	999
nTelos, Inc. Term Loan B			Sage Products Holdings III LLC

Numericable 5.750% due US 11/09/19 LLC 1st (Ê) Lien Term	744	666	5.000% Covenant-Lite due 12/13/19 1st Lien (Ê) Term Loan B
				698	700
Loan B1			Sage Products Holdings III, LLC 2nd
4.500% due 05/21/20 (Ê)	800	801	Lien Term Loan
Numericable US LLC 1st Lien Term			9.250% due 06/13/20	226	228
Loan B2			Scientific Games International, Inc.
4.500% due 05/21/20 (Ê)	692	693	Covenant-Lite Term Loan B1
NVA Holdings, Inc. 1st Lien Term Loan			6.000% due 10/18/20 (Ê)	1,234	1,239
			Scientific Games International, Inc. Term
4.750% due 08/14/21	993	992
			Loan B2

NVA Holdings, Inc. 2nd Lien Term Loan			6.000% due 10/01/21 (Ê)	697	699
8.000% due 08/14/22	250	250	Signode Industrial Group US, Inc.

Ocwen 5.000% Loan due Servicing 02/15/18 LLC (Ê) Term Loan B	2,037	2,035	Covenant-Lite 1st Lien Term Loan B
P2 Newco Acquisition Inc. Covenant-			3.750% due 05/01/21 (Ê)	770	766
			SIRVA Worldwide, Inc. Term Loan

Lite 2nd Lien Term Loan			7.500% due 03/27/19 (Ê)	483	483
9.500% due 10/22/21 (Ê)	250	250

Pelican Products, Inc. Covenant-Lite			SourceHOV LLC 1st Lien Term Loan B
Term Loan			7.750% due 10/31/19 (Ê)	494	452

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 209

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Staples, Inc. Term Loan B					101,699
Zero coupon due 04/24/21 (Ê)	1,000	1,000	Mortgage-Backed Securities - 21.1%
Stena International SA Covenant-Lite			Banc of America Commercial Mortgage
Term Loan B			Trust
4.000% due 03/03/21	988	916	Series 2006-1 Class A4
Summit Materials Co. Term Loan B			5.372% due 09/10/45	391	392
4.250% due 06/24/22	250	250	Series 2006-2 Class AM
Sungard Availability Services Capital,			5.762% due 05/10/45	1,930	1,988
Inc. Covenant-Lite 1st Lien Term			Series 2007-2 Class AM
Loan B			5.623% due 04/10/49	1,245	1,308
6.000% due 03/31/19 (Ê)	2,074	1,877	Banc of America Funding Trust
TCH-2 Holdings LLC Covenant-Lite 1st			Series 2006-A Class 1A1
Lien Term Loan			2.675% due 02/20/36 (Ê)	469	465
5.500% due 05/12/21 (Ê)	995	988	Series 2006-F Class 1A2
The Active Network, Inc. 1st Lien Term
			2.702% due 07/20/36 (Ê)	40	30
Loan			Banc of America Merrill Lynch
5.500% due 11/15/20 (Ê)	987	979	Commercial Mortgage, Inc.
Total Safety U.S., Inc. 1st Lien Term			Series 2005-2 Class G
Loan B			5.024% due 07/10/43 (Å)	437	437
5.750% due 03/13/20	987	892	Series 2005-3 Class AM

Travelport Finance SARL Term Loan B			4.727% due 07/10/43	336	336
5.750% due 09/02/21 (Ê)	995	997	Series 2005-5 Class B
Tribune Media Co. Term Loan			5.325% due 10/10/45	420	422
3.750% due 12/27/20	842	843	Series 2005-6 Class A4
TWCC Holding Corp. Covenant-Lite 2nd
Lien Term Loan			5.156% due 09/10/47	3,297	3,299
			Series 2005-6 Class B
7.000% due 06/26/20 (Ê)	500	466
TWCC Holding Corp. Extended Term			5.156% due 09/10/47	695	701
Loan			Banc of America Mortgage Securities,
			Inc.
5.750% due 02/13/20	912	901	Series 2004-I Class 2A2
United Airlines, Inc. Term Loan B1
			2.656% due 10/25/34 (Ê)	788	786
3.750% due 09/15/21	993	993
Utility Services Associates, Inc. 1st Lien			Banc of America Re-REMIC Trust
			Series 2010-UB5 Class A4A

Term Loan B			5.650% due 02/17/51 (Þ)	1,268	1,312
6.750% due 10/18/19 (Ê)	746	746
			BCAP LLC Trust

Varsity Brands, Inc. 1st Lien Term Loan			Series 2011-R11 Class 15A1
6.000% due 12/11/21	124	125
			2.613% due 10/26/33 (Ê)(Þ)	1,083	1,100

Verdesion Life Sciences LLC Term Loan			Series 2011-R11 Class 20A5
6.000% due 07/01/20	974	974
Virgin Media Investment Holdings, Ltd.			2.688% due 03/26/35 (Ê)(Þ)	532	537
Term Loan F			Bear Stearns ARM Trust
			Series 2004-5 Class 2A
3.500% due 06/07/23	505	503
			3.100% due 07/25/34 (Ê)	557	558

Visant Corp. Covenant-Lite Term Loan			Bear Stearns Commercial Mortgage
7.000% due 09/23/21 (Ê)	993	960	Securities Trust
Walker & Dunlop, Inc. Term Loan B			Series 2002-TOP6 Class G
5.250% due 12/20/20 (Ê)	1,452	1,456	6.000% due 10/15/36 (Þ)	1,858	1,881
William Morris Endeavor Entertainment			Series 2005-PW10 Class AM
LLC Covenant-Lite Term Loan
			5.449% due 12/11/40	1,225	1,237
5.250% due 05/06/21 (Ê)	990	990	BHMS Mortgage Trust

WMG Acquisition Corp. Term Loan B			Series 2014-ATLS Class AFL
3.750% due 07/01/20 (Ê)	987	977	1.684% due 07/05/33 (Ê)(Þ)	2,400	2,387

World Endurance Holdings Term Loan			Capmark Mortgage Securities, Inc.
5.250% due 06/26/21 (Ê)	995	994	Series 1997-C2 Class G
Yonkers Racing Corp. 1st Lien Term			6.750% due 04/15/29	439	472
Loan			CD Commercial Mortgage Trust
4.250% due 08/16/19	941	921	Series 2005-CD1 Class C
Zebra Technologies Corp. Term Loan			5.202% due 07/15/44	450	452
4.750% due 10/27/21 (Ê)	1,150	1,162	Citigroup Commercial Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

210 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-CD1 Class AJ			DBRR Trust
5.202% due 07/15/44	1,055	1,059	Series 2013-EZ2 Class A
Series 2014-GC19 Class A1			0.853% due 02/25/45 (Þ)	17	17
1.199% due 03/10/47	562	561	Fannie Mae
Citigroup Mortgage Loan Trust, Inc.			7.000% due 2017	10	10
Series 2004-UST1 Class A5			4.500% due 2019	43	45
1.989% due 08/25/34 (Ê)	1,153	1,133	5.700% due 2019	896	1,000
Citigroup/Deutsche Bank Commercial
Mortgage Trust			4.500% due 2020	994	1,044
Series 2005-CD1 Class A4			4.500% due 2021	47	49
5.202% due 07/15/44	368	367	7.000% due 2022	77	81
Commercial Mortgage Asset Trust
Series 2001-J2A Class E			2.500% due 2024	9,815	10,108
6.922% due 07/16/34 (Þ)	905	949	4.500% due 2025	554	585
Commercial Mortgage Pass Through			2.229% due 2033(Ê)	33	35
Certificates			15 Year TBA(Ï)
Series 2007-GG9 Class A4
			3.500%	6,920	7,299
5.444% due 03/10/39	599	629	Fannie Mae Grantor Trust
Commercial Mortgage Trust			Series 2001-T4 Class A1
Series 2005-C6 Class AJ
			7.500% due 07/25/41	597	727
5.209% due 06/10/44	566	566	Series 2004-T2 Class 1A3
Series 2005-CD1 Class AM
			7.000% due 11/25/43	562	641
5.202% due 07/15/44	580	581	Fannie Mae REMICS
Series 2005-LP5 Class D			Series 2002-57 Class PG
4.775% due 05/10/43	1,215	1,215	5.500% due 09/25/17	113	117
Series 2006-CD2 Class A1B			Series 2004-70 Class EB
5.300% due 01/15/46	391	394	5.000% due 10/25/24	98	106
Series 2013-LC13 Class A1			Series 2007-18 Class BD
1.309% due 08/10/46	467	467	5.750% due 05/25/36	71	71
Series 2014-CR15 Class A1			Series 2007-73 Class A1
1.218% due 02/10/47	520	519	0.251% due 07/25/37 (Å)(Ê)	72	68
Series 2014-CR16 Class A1			Series 2009-96 Class DB
1.445% due 04/10/47	429	430	4.000% due 11/25/29	171	182
Series 2014-SAVA Class C			Series 2009-97 Class PG
2.588% due 06/15/34 (Ê)(Þ)	582	582	4.000% due 11/25/39	1,382	1,466
Credit Suisse Commercial Mortgage			Series 2010-141 Class MD
Trust
Series 2006-C1 Class AJ			2.000% due 10/25/40	263	263
			Series 2010-150 Class PC
5.463% due 02/15/39	1,170	1,184
Series 2006-C2 Class A1A			3.000% due 10/25/40	541	555
			Series 2013-21 Class BA
5.671% due 03/15/39	3,630	3,697
Series 2006-C3 Class A1A			1.000% due 03/25/23	3,174	3,147
			Fannie Mae Whole Loan
5.806% due 06/15/38	325	335	Series 2004-W9 Class 2A1
Series 2006-C5 Class A1A
			6.500% due 02/25/44	25	28
5.297% due 12/15/39	524	545	Series 2004-W12 Class 1A1
Series 2007-C1 Class A3
			6.000% due 07/25/44	2,403	2,753
5.383% due 02/15/40	78	81

Credit Suisse First Boston Mortgage			Series 2005-W1 Class 1A2
Securities Corp.			6.500% due 10/25/44	99	116
Series 2005-C3 Class AJ			Fannie Mae-Aces
4.771% due 07/15/37	123	123	Series 2012-M2 Class A1
Series 2005-C5 Class AJ			1.824% due 02/25/22	447	450
5.100% due 08/15/38	190	190	Series 2012-M8 Class ASQ2
Series 2005-C6 Class B			1.520% due 12/25/19	2,323	2,338
5.230% due 12/15/40	925	931	Series 2012-M9 Class ASQ2
Series 2005-C6 Class D			1.513% due 12/25/17	552	556
5.230% due 12/15/40	975	976

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 211

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-M13 Class ASQ2			Freddie Mac
1.246% due 08/25/17	1,853	1,862	6.000% due 2018	14	15
Series 2012-M14 Class ASQ2			5.500% due 2019	458	487
1.114% due 02/25/17	301	302	5.500% due 2022	283	307
Series 2013-M1 Class ASQ2
			5.500% due 2029	139	156
1.074% due 11/25/16	776	779	Freddie Mac REMICS
Series 2013-M7 Class ASQ2
1.233% due 03/26/18	476	477	5.500% Series 2003-2559 due 08/15/30 Class PB	1	1
Series 2014-M9 Class ASQ2
1.462% due 04/25/17	680	685	4.500% Series 2003-2632 due 06/15/18 Class AB	862	895
Series 2014-M13 Class ASQ2
1.637% due 11/25/17	8,142	8,230	4.500% Series 2003-2657 due 08/15/18 Class WT	202	210
Series 2015-M1 Class ASQ1
0.782% due 02/25/18	1,945	1,938	4.500% Series 2005-2922 due 02/15/20 Class JN	1,539	1,591
Series 2015-M1 Class ASQ2
1.626% due 02/25/18	2,445	2,476	4.000% Series 2010-3704 due 11/15/36 Class DC	325	345
Series 2015-M7 Class ASQ1
0.882% due 04/25/18	1,442	1,441	1.500% Series 2010-3728 due 09/15/20 Class EL	2,556	2,565
Series 2015-M7 Class ASQ2
1.550% due 04/25/18	835	842	3.500% Series 2011-3816 due 08/15/28 Class D	1,054	1,093
FDIC Guaranteed Notes Trust			Series 2014-4315 Class CA
Series 2010-S1 Class 1A
			2.000% due 01/15/23	2,233	2,268
0.737% due 02/25/48 (Ê)(Þ)	126	126	Series 2014-4350 Class CA
FDIC Trust
Series 2010-R1 Class A			2.000% due 10/15/19	1,428	1,453
			Series 2014-4383 Class JC
2.184% due 05/25/50 (Þ)	2,077	2,094
Series 2011-R1 Class A			2.000% due 05/15/23	1,979	2,006
			GE Capital Commercial Mortgage Corp.
2.672% due 07/25/26 (Þ)	819	838

Federal Home Loan Mortgage Corp.			Series 2005-C3 Class F
Multifamily Structured Pass Through			5.141% due 07/10/45 (Þ)	2,030	2,028
Certificates			GE Commercial Mortgage Corp.
Series 2012-K501 Class X1A			Series 2007-C1 Class A1A
Interest Only STRIP			5.483% due 12/10/49	1,506	1,585
1.606% due 08/25/16 (Ê)	8,817	95	Ginnie Mae
Series 2012-K706 Class A1			Series 2010-H04 Class BI
			Interest Only STRIP
1.691% due 06/25/18	8,384	8,463
Series 2012-K706 Class X1			1.402% due 04/20/60	4,955	233
Interest Only STRIP			Series 2010-H12 Class PT
1.572% due 10/25/18	11,004	488	5.470% due 11/20/59	857	896
Federal Home Loan Mortgage Corp.			Series 2010-H22 Class JI
Multifamily Structured Pass-Through			Interest Only STRIP
Certificates			2.501% due 11/20/60	4,047	311
Series 2011-K702 Class X1			Series 2012-115
Interest Only STRIP			Interest Only STRIP
1.452% due 02/25/18	27,696	921	0.430% due 04/16/54	7,504	293
Series 2011-K703 Class A1			Series 2012-H11 Class CI
1.873% due 01/25/18	69	69	Interest Only STRIP
Series 2012-K019 Class A1			2.906% due 04/20/62	5,959	463
1.459% due 09/25/21	3,026	3,011	Series 2013-H03 Class HI
Series 2012-K501 Class A2			Interest Only STRIP
1.655% due 11/25/16	1,610	1,622	2.611% due 12/20/62	5,094	476
Series 2013-K502 Class A2			Series 2013-H06 Class HI
1.426% due 08/25/17	3,380	3,405	Interest Only STRIP
Federal Home Loan Mortgage Corp.			2.933% due 01/20/63	11,303	862
Structured Pass-Through Securities			Series 2013-H07 Class JL
Series 2003-58 Class 2A			Interest Only STRIP
6.500% due 09/25/43	33	37	2.641% due 03/20/63	12,207	1,089

See accompanying notes which are an integral part of this quarterly report.

212 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ginnie Mae II			Series 2001-CIB2 Class D
1.750% due 2040(Ê)	364	387	6.757% due 04/15/35	145	145
2.000% due 2040(Ê)	450	468	Series 2002-C2 Class E
3.500% due 2040(Ê)	2,997	3,129	5.760% due 12/12/34	149	154
			Series 2003-C1 Class D
5.390% due 2059	2,541	2,657
			5.192% due 01/12/37	66	66
5.508% due 2059	2,001	2,094	Series 2004-LN2 Class A2
5.500% due 2060	2,493	2,683	5.115% due 07/15/41	111	111
4.672% due 2062	735	786	Series 2004-LN2 Class B
4.816% due 2062	1,623	1,746	5.244% due 07/15/41	150	151
			Series 2005-CB12 Class AJ
4.856% due 2062	2,443	2,611
			4.987% due 09/12/37	1,545	1,547
4.732% due 2063	1,539	1,670

Government National Mortgage			Series 2005-CB13 Class A4
Association			5.242% due 01/12/43	1,275	1,276
Series 2010-14 Class A			Series 2005-LDP2 Class C
4.500% due 06/16/39	193	207	4.911% due 07/15/42	460	461
Series 2011-H21 Class HI			Series 2006-CB15 Class A4
1.800% due 11/20/61	9,448	494	5.814% due 06/12/43	818	838
GS Mortgage Securities Corp. II			Series 2006-LDP9 Class A1A
Series 2013-GC10 Class A1			5.257% due 05/15/47	868	895
0.696% due 02/10/46	162	161	Series 2007-CB20 Class AM
GS Mortgage Securities Trust			5.879% due 02/12/51	160	173
Series 2010-C1 Class A1			Series 2007-LDPX Class AM
3.679% due 08/10/43 (Þ)	828	858	5.464% due 01/15/49	1,275	1,319
Series 2012-GCJ7 Class A1			Series 2014-CBM Class A
1.144% due 05/10/45	517	517	1.087% due 10/15/29 (Ê)(Þ)	2,580	2,565
Series 2013-GC12 Class A1			Series 2014-FBLU Class C
0.742% due 06/10/46	339	337	2.186% due 12/15/28 (Ê)(Þ)	2,300	2,300
Series 2014-GC18 Class A1			JPMorgan Mortgage Trust
1.298% due 01/10/47	324	324	Series 2004-A2 Class 1A1
GSMPS Mortgage Loan Trust			2.609% due 05/25/34 (Ê)	156	154
Series 1998-1 Class A			Series 2005-A4 Class 1A1
8.000% due 09/19/27 (Þ)	35	36	2.521% due 07/25/35 (Ê)	47	47
Series 1998-2 Class A			Series 2006-A6 Class 1A2
7.294% due 05/19/27 (Þ)	158	168	2.565% due 10/25/36 (Ê)	24	21
Series 1998-3 Class A			LB Commercial Mortgage Trust
7.750% due 09/19/27 (Þ)	7	7	Series 2007-C3 Class AM
Series 1999-3 Class A			5.899% due 07/15/44	687	737
8.000% due 08/19/29 (Þ)	15	15	LB-UBS Commercial Mortgage Trust
Series 2005-RP1 Class 1A4			Series 2005-C7 Class B
8.500% due 01/25/35 (Þ)	163	177	5.350% due 11/15/40	360	362
Series 2006-RP1 Class 1A2			Mastr Adjustable Rate Mortgages Trust
7.500% due 01/25/36 (Þ)	341	361	Series 2005-1 Class B1
Series 2006-RP1 Class 1A3			2.553% due 03/25/35 (Ê)	213	21
8.000% due 01/25/36 (Þ)	86	92	Mastr Reperforming Loan Trust
			Series 2005-2 Class 1A4
GSR Series Mortgage 2005-AR6 Loan Trust Class 2A1			8.000% due 05/25/35 (Þ)	316	338
2.687% due 09/25/35 (Ê)	183	184	MASTR Reperforming Loan Trust
			Series 2005-1 Class 1A3
Hilton Series USA 2013-HLT Trust Class CFX			7.000% due 08/25/34 (Þ)	421	439
3.714% due 11/05/30 (Þ)	400	403	Merrill Lynch Mortgage Investors Trust
JPMorgan Chase & Co. Commercial			Series 1998-C1 Class A3
Mortgage Trust			6.720% due 11/15/26	2,037	2,092
5.360% due 12/15/44	650	656	Series 1998-C3 Class IO
JPMorgan Chase Commercial Mortgage			0.900% due 12/15/30	1,016	16

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 213

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2005-A10 Class A			Series 2014-LT5 Class A
0.401% due 02/25/36 (Ê)	36	33	2.850% due 05/15/24 (Þ)		230	230
Merrill Lynch Mortgage Trust			RREF LLC
Series 2005-LC1 Class A4			Series 2014-LT6 Class A
5.291% due 01/12/44	828	830	2.750% due 09/15/24 (Þ)		240	240
Morgan Stanley Bank of America Merrill			Structured Asset Securities Corp.
Lynch Trust			Mortgage Pass Through Certificates
Series 2013-C7 Class A1			Series 2003-34A Class 6A
0.738% due 02/15/46	223	222	2.587% due 11/25/33 (Ê)		194	190
Morgan Stanley Capital I Trust			Wachovia Bank Commercial Mortgage
Series 2005-IQ10 Class B			Trust
5.362% due 09/15/42	155	158	Series 2004-C15 Class B
Series 2006-HQ8 Class A4			4.892% due 10/15/41		168	168
5.425% due 03/12/44	632	633	Series 2006-C26 Class AM
Series 2006-IQ12 Class AM			5.967% due 06/15/45		1,355	1,400
5.370% due 12/15/43	665	696	Series 2007-C30 Class AM
Series 2006-T21 Class C			5.383% due 12/15/43		245	256
5.344% due 10/12/52 (Þ)	1,270	1,288	Series 2007-C31 Class A4
Series 2007-HQ12 Class A2			5.509% due 04/15/47		1,380	1,440
5.678% due 04/12/49	512	512	Series 2007-C32 Class A2
Morgan Stanley Capital I, Inc.			5.710% due 06/15/49		102	102
Series 2005-HQ7 Class A4			Series 2007-C33 Class A4
5.190% due 11/14/42	177	177	5.951% due 02/15/51		96	101
Morgan Stanley Dean Witter Capital I			Wachovia Bank Commercial Mortgage
Trust			Trust Series
Series 2001-TOP3 Class C			Series 2005-C22 Class AM
6.790% due 07/15/33	74	76	5.334% due 12/15/44		380	381
Morgan Stanley Re-REMIC Trust			Series 2006-C27 Class AM
Series 2010-GG10 Class A4A			5.795% due 07/15/45		340	353
5.795% due 08/15/45 (Þ)	3,854	4,078	Series 2007-C31 Class AM
Motel 6 Trust			5.591% due 04/15/47		1,090	1,152
Series 2015-MTL6 Class A2A2			Washington Mutual Mortgage Pass-
2.605% due 02/05/30 (Þ)	1,145	1,146	Through Certificates Trust
NCUA Guaranteed Notes Trust			Series 2003-AR7 Class A7
Series 2010-R1 Class 2A			2.414% due 08/25/33 (Ê)		80	80
1.840% due 10/07/20	292	292	Series 2004-AR1 Class A
Series 2010-R3 Class 3A			2.439% due 03/25/34 (Ê)		723	725
2.400% due 12/08/20	425	429	Wells Fargo Mortgage Backed Securities
Nomura Asset Acceptance Corp.			Trust
Alternative Loan Trust			Series 2005-AR2 Class 2A1
Series 2004-AR4 Class 1A1			2.616% due 03/25/35 (Ê)		156	156
2.658% due 12/25/34	237	238	WFRBS Commercial Mortgage Trust
Series 2005-WF1 Class 2A2			Series 2012-C9 Class A1
4.786% due 03/25/35	28	28	0.673% due 11/15/45		1,620	1,613
RBSCF Trust			Series 2012-C10 Class A1
Series 2010-RR3 Class MSCA			0.734% due 12/15/45		329	328
5.908% due 06/16/49 (Þ)	370	384	Series 2013-C14 Class A1
Series 2010-RR4 Class CMLA			0.836% due 06/15/46		382	380
6.037% due 12/16/49 (Þ)	500	518	Series 2014-C19 Class A3
Series 2010-RR4 Class WBCA			3.660% due 03/15/47		340	356
5.509% due 04/16/47 (Þ)	2,500	2,550				197,584
RBSSP Resecuritization Trust			Non-US Bonds - 0.4%
Series 2010-3 Class 9A1			Brazil Notas do Tesouro Nacional
5.500% due 02/26/35 (Þ)	782	802	Series NTNF
Reperforming Loan REMIC Trust			10.000% due 01/01/17	BRL	5,954	1,682
Series 2005-R2 Class 2A4			Mexican Bonos
8.500% due 06/25/35 (Þ)	79	87	Series M
Rialto Capital Management LLC			6.500% due 06/10/21	MXN	32,192	2,085

See accompanying notes which are an integral part of this quarterly report.

214 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
		or Shares	$			or Shares		$
Norske Skog Holding AS
8.000% due 02/24/21 (Þ)	EUR	225	143	Short-Term Investments - 7.6%
			3,910	Amgen, Inc.
United States Government Agencies - 0.5%
Fannie Mae				2.300% due 06/15/16		300		303
				Bank of America Corp.
1.125% due 07/20/18		2,274	2,274
				4.750% due 08/01/15 (ç)		1,760		1,760
Federal Home Loan Banks				Cooperatieve Centrale Raiffeisen-
0.625% due 11/23/16		2,730	2,732	Boerenleenbank BA
			5,006	2.125% due 10/13/15		815		817
United States Government Treasuries - 22.4%				DIRECTV Holdings LLC / DIRECTV
United States Treasury Notes				Financing Co., Inc.
0.625% due 07/15/16		2,045	2,051	3.500% due 03/01/16		1,125		1,140
1.000% due 08/31/16		4,343	4,372	Fannie Mae-Aces
				Series 2014-M2 Class ASQ2
0.875% due 09/15/16		4,010	4,031
				0.478% due 09/25/15		65		66
1.000% due 09/30/16		2,190	2,205	Series 2014-M3 Class ASQ2
1.000% due 10/31/16		9,130	9,194	0.558% due 03/25/16		343		343
7.500% due 11/15/16		3,663	3,994	Ford Motor Credit Co. LLC
0.875% due 11/30/16		3,787	3,807	3.984% due 06/15/16		500		511
0.625% due 12/15/16		10,000	10,017	Goldman Sachs Group, Inc. (The)
				3.625% due 02/07/16		3,410		3,457
0.875% due 12/31/16		13,885	13,961
				International Lease Finance Corp.
3.250% due 12/31/16		3,865	4,014
				2.236% due 06/15/16 (Ê)		2,290		2,279
3.125% due 01/31/17		2,390	2,482	JPMorgan Chase Bank NA
3.250% due 03/31/17		4,565	4,766	0.616% due 06/13/16 (Ê)		1,400		1,397
8.750% due 05/15/17		2,650	3,031	MetLife, Inc.
0.875% due 07/15/17		378	379	6.750% due 06/01/16		2,465		2,582
				Mexican Bonos
2.375% due 07/31/17		5,386	5,566	Series M
4.750% due 08/15/17		4,955	5,363	6.250% due 06/16/16	MXN	12,825		814
1.875% due 08/31/17		6,330	6,482	Morgan Stanley
1.000% due 09/15/17		7,710	7,755	0.769% due 10/15/15 (Ê)		1,250		1,251
0.750% due 10/31/17		4,550	4,549	5.375% due 10/15/15		2,675		2,701
0.875% due 11/15/17		4,565	4,576	Navient Corp.
				3.875% due 09/10/15		1,255		1,255
0.625% due 11/30/17		1,602	1,596
				Petrobras Global Finance BV
2.250% due 11/30/17		5,655	5,844
				1.896% due 05/20/16 (Ê)		1,400		1,379
0.750% due 12/31/17		1,743	1,740	Royal Bank of Scotland Group PLC
1.000% due 02/15/18		3,472	3,484	2.550% due 09/18/15		1,275		1,277
3.500% due 02/15/18		4,653	4,961	Russell U.S. Cash Management Fund		38,375,553	(8)	38,376
				Symantec Corp.
0.750% due 02/28/18		3,404	3,393
				2.750% due 09/15/15		1,485		1,487
0.625% due 04/30/18		8,009	7,945
1.000% due 05/15/18		2,952	2,958	UnitedHealth Group, Inc.
				0.850% due 10/15/15		1,040		1,040
3.875% due 05/15/18		1,659	1,793	Wells Fargo & Co.
1.000% due 05/31/18		3,505	3,511	0.817% due 07/20/16 (Ê)		4,300		4,314
1.125% due 06/15/18		49,350	49,581	Willis Group Holdings PLC
1.625% due 06/30/20		4,145	4,162	4.125% due 03/15/16		535		544
				Yum! Brands, Inc.
1.875% due 05/31/22		14,410	14,370
				4.250% due 09/15/15		1,570		1,575
2.125% due 06/30/22		590	597	Total Short-Term Investments
2.125% due 05/15/25		1,225	1,217	(cost $70,889)				70,668
			209,747
Total Long-Term Investments				Total Investments 100.9%
(cost $880,221)			874,578	(identified cost $951,109)				945,246

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 215

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$

Other Assets and Liabilities,
Net - (0.9%)	(8,134)

Net Assets - 100.0%	937,112

See accompanying notes which are an integral part of this quarterly report.

216 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.8%
American Tower Trust I		07/21/15		1,165,000		99.31	1,157	1,157
Banc of America Merrill Lynch Commercial Mortgage, Inc.		07/13/15		437,189		100.00	437	437
CCO Safari II LLC		07/09/15		1,475,000		100.00	1,475	1,479
CCO Safari II LLC		07/09/15		2,220,000		100.00	2,220	2,232
Fannie Mae REMICS		08/17/07			72,205	99.11	72	68
Imperial Tobacco Finance PLC		07/15/15		2,150,000		98.92	2,127	2,141
								7,514
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures			503	USD	110,189	09/15		232
United States 5 Year Treasury Note Futures			172	USD	20,613	09/15		81
Short Positions
United States 2 Year Treasury Note Futures			209	USD	45,784	09/15		(100)
United States 5 Year Treasury Note Futures			287	USD	34,395	09/15		(162)
United States 10 Year Treasury Note Futures			271	USD	34,536	09/15		(92)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(41)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	630		JPY	77,897	08/31/15		(1)
Bank of America	USD	5,068		NZD	7,657	09/08/15		(28)
Bank of America	EUR	3,029		USD	3,345	08/31/15		17
Bank of America	NZD	7,657		USD	5,081	08/07/15		27
BNP Paribas	USD	5,107		CHF	4,885	08/07/15		(51)
BNP Paribas	USD	10,189		SEK	86,966	08/07/15		(107)
BNP Paribas	CHF	5,077		USD	5,466	08/07/15		211
BNP Paribas	CHF	4,885		USD	5,112	09/08/15		51
BNP Paribas	SEK	90,843		USD	11,026	08/07/15		495
BNP Paribas	SEK	86,966		USD	10,194	09/08/15		107
Royal Bank of Canada	USD	206		CHF	192	08/07/15		(7)
Royal Bank of Canada	USD	5,222		GBP	3,321	08/07/15		(36)
Royal Bank of Canada	USD	5,198		GBP	3,321	09/08/15		(13)
Royal Bank of Canada	USD	57		NOK	450	08/07/15		(2)
Royal Bank of Canada	USD	5,067		NOK	41,064	08/07/15		(40)
Royal Bank of Canada	USD	9,937		NZD	14,756	08/07/15		(199)
Royal Bank of Canada	USD	468		SEK	3,877	08/07/15		(18)
Royal Bank of Canada	GBP	3,321		USD	5,199	08/07/15		13
Royal Bank of Canada	NOK	41,514		USD	5,268	08/07/15		186
Royal Bank of Canada	NOK	41,064		USD	5,063	09/08/15		40
Royal Bank of Canada	NZD	7,098		USD	4,785	08/07/15		101
Royal Bank of Scotland	MXN	11,678		USD	718	08/31/15		(6)
Standard Chartered	USD	104		GBP	67	09/08/15		—
Standard Chartered	USD	5,301		JPY	656,526	09/08/15		(2)
Standard Chartered	USD	186		NZD	280	09/08/15		(1)
Standard Chartered	USD	4,833		SEK	41,408	09/08/15		(30)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 217

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought	Settlement Date		$
Standard Chartered		AUD	7,255	USD	5,317		09/08/15	23
Standard Chartered		CHF	221	USD	230		09/08/15	1
Standard Chartered		NOK	2,053	USD	252		09/08/15	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								732

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—		$92,735		$3,639		$96,374
Corporate Bonds and Notes		—	189,832			—		189,832
International Debt		—		67,272		3,154		70,426
Loan Agreements		—	101,699			—		101,699
Mortgage-Backed Securities		—	193,656			3,928		197,584
Non-US Bonds		—		3,910		—		3,910
United States Government Agencies		—		5,006		—		5,006
United States Government Treasuries		—	209,747			—		209,747
Short-Term Investments		—		70,668		—		70,668
Total Investments		—	934,525			10,721		945,246

Other Financial Instruments
Futures Contracts		(41)		—		—		(41)
Foreign Currency Exchange Contracts		—		732		—		732
Total Other Financial Instruments*		$(41)		$732		$—		$691

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

218 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2015 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers Transfers in Unrealized			Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized into Level		out of	Appreciation/ Balance of		held as of
Category and Subcategory	11/1/2014 Purchases		Sales	(Premiums) Gain (Loss)		3	Level 3 (Depreciation)		7/31/2015	7/31/2015
Long-Term Investments
Asset Backed Securities	$4,083	$—	$450	$(1)	$(1)	$—	$—	$8	$3,639	$24
International Debt	3,155	—	—	1	—	—	—	(2)	3,154	11
Mortgage-Backed Securities	1,723	198	472	(138)	1	2,617	—	(1)	3,928	(1)
Total Investments	8,961	198	922	(138)	—	2,617	—	5	10,721	34

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 219

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.6%
Alabama - 2.5%
Alabama State Development Authority Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	151
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,456
County of Jefferson Alabama Sewer Revenue Bonds	1,000	6.500	10/01/53	1,147
Jefferson County Alabama General Obligation Limited Bonds	425	5.000	04/01/23	426
Jefferson County Alabama General Obligation Unlimited Bonds	1,590	5.000	04/01/20	1,593
				5,274
Alaska - 0.4%
Northern Tobacco Securitization Corp. Revenue Bonds	1,000	5.000	06/01/46	757

Arizona - 2.0%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,000	1.000	01/01/37	885
Pima County Arizona Development Authority Revenue Bonds	250	4.500	06/01/30	269
Pima County Arizona Development Authority Revenue Bonds	800	5.125	12/01/40	831
Salt Verde Financial Corp. Revenue Bonds	2,100	5.000	12/01/37	2,306
				4,291
California - 12.1%
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	984
California Municipal Finance Authority Revenue Bonds	3,750	5.000	06/01/50	4,011
California Pollution Control Financing Authority Revenue Bonds(Å)	1,000	5.000	11/21/45	1,047
California Pollution Control Financing Authority Revenue Bonds	1,500	5.000	11/21/45	1,570
California State Community Development Revenue Bonds	460	5.000	05/15/32	495
California State Community Development Revenue Bonds	1,000	5.000	10/01/43	1,046
California State Community Development Special Tax Bonds	500	4.000	09/01/19	525
California State Community Development Special Tax Bonds	1,085	4.000	09/01/20	1,138
California State Community Development Special Tax Bonds	500	4.250	09/01/22	525
California State Municipal Financial Authority Revenue Bonds(Å)	1,000	5.375	11/01/40	998
California State Pollution Control Revenue Bonds	1,000	3.375	07/01/25	1,001
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	240
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,255
Foothill Eastern Transportation Revenue Bonds	100	6.000	01/15/49	116
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/33	416
Golden State Tobacco Securitization Corp. Revenue Bonds	1,870	5.300	06/01/37	1,512
Golden State Tobacco Securitization Corp. Revenue Bonds	1,200	5.125	06/01/47	928
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.750	06/01/47	423
Jurupa Public Financing Authority Special Tax Bonds	1,000	5.000	09/01/43	1,073
M-S-R Energy Authority Revenue Bonds	1,000	6.500	11/01/39	1,304
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	885
River Island California Public Financing Authority Special Tax Bonds	750	5.500	09/01/45	767
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,000	0.719	12/01/35	880
San Joaquin Hills California Transportation Corridor Agency Revenue Bonds	2,000	5.000	01/15/50	2,078
San Joaquin Hills California Transportation Revenue Bonds	180	5.250	01/15/49	188
				25,405
Colorado - 2.1%
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	925
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,600
Eaton Colorado Parks & Recreation General Obligation Limited Bonds	725	5.250	12/01/34	748
Eaton Colorado Parks & Recreation General Obligation Limited Bonds	525	5.500	12/01/38	554
Foothills Metropolitan District Special Assessment Bonds	500	6.000	12/01/38	527
				4,354
Connecticut - 1.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds(Ê)	3,000	0.010	07/01/36	3,000

District of Columbia - 1.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,515	5.000	10/01/53	2,600

Florida - 8.2%

See accompanying notes which are an integral part of this quarterly report.

220 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bartram Park Florida Community Development District Special Assessment Bonds	770	4.500	05/01/25	769
Bartram Park Florida Community Development District Special Assessment Bonds	500	4.250	05/01/29	495
Bartram Park Florida Community Development District Special Assessment Bonds	500	4.500	05/01/35	494
Cape Coral Florida Water & Sewer Revenue Bonds	2,000	4.000	10/01/36	2,011
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,029
City of Tampa Florida Revenue Bonds	520	5.000	04/01/45	553
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,438
Lakewood Ranch Florida Stewardship Special Assessment Bonds	1,000	4.875	05/01/35	988
Miami Beach Health Facilities Authority Revenue Bonds	1,750	5.000	11/15/39	1,847
Orchid Grove Florida Development Special Assessment Bonds	1,145	3.625	05/01/21	1,134
Orchid Grove Florida Development Special Assessment Bonds	1,250	5.000	05/01/36	1,232
Reunion Florida Community Development Special Assessment Bonds	750	5.000	05/01/25	776
Reunion Florida Community Development Special Assessment Bonds	750	5.000	05/01/33	744
South-Dade Florida Venture Community Development Special Assessment Bonds	1,000	5.125	05/01/33	1,050
Venetian Community Development District Special Assessment Bonds	535	5.000	05/01/23	566
Verano Florida Community Development Special Assessment Bonds	250	4.750	11/01/25	247
Verano Florida Community Development Special Assessment Bonds	250	5.125	11/01/35	247
Verano Florida Community Development Special Assessment Bonds	250	5.250	11/01/46	247
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	257
				17,124
Georgia - 1.4%
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.790	10/01/24	965
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.840	10/01/33	890
Private Colleges/Universities Georgia Authority Revenue Bonds	1,000	5.000	10/01/40	1,044
				2,899
Illinois - 7.2%
Chicago Board of Education General Obligation Unlimited Bonds	145	4.250	12/01/18	141
Chicago Board of Education General Obligation Unlimited Bonds	620	5.000	12/01/28	571
Chicago Illinois Board of Education General Obligation Unlimited Bonds	300	5.000	12/01/15	303
Chicago Illinois Board of Education General Obligation Unlimited Bonds	1,000	5.000	12/01/27	1,017
City of Chicago Illinois General Obligation Unlimited Bonds(µ)	2,445	5.000	01/01/29	2,476
City of Chicago Illinois General Obligation Unlimited Bonds	3,100	5.500	01/01/42	2,991
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	938
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	401
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	06/15/52	1,031
Springfield Metropolitan Sanitation District General Obligation Limited Bonds	1,000	5.750	01/01/53	1,136
State of Illinois General Obligation Unlimited Bonds	3,500	5.000	05/01/29	3,626
State of Illinois General Obligation Unlimited Bonds(µ)	500	5.000	03/01/34	500
				15,131
Indiana - 1.4%
Hammond Indiana Public Revenue Bonds	260	6.500	08/15/30	261
Hammond Indiana Public Revenue Bonds	290	6.750	08/15/35	291
Indiana Finance Authority Revenue Bonds	110	5.500	08/15/40	120
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,063
Indiana State Hospital Authority Revenue Bonds	245	5.500	08/15/45	264
				2,999
Kentucky - 0.6%
County of Ohio Kentucky Revenue Bonds	1,245	6.000	07/15/31	1,284

Louisiana - 0.8%
Louisiana State Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	270
Louisiana State Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	326
New Orleans Aviation Board Revenue Bonds	1,000	5.000	01/01/45	1,068
				1,664
Maryland - 1.0%
City of Baltimore Maryland Revenue Bonds(µ)	150	5.250	09/01/39	152
Maryland State Health & Education Revenue Bonds	730	4.000	07/01/20	787

	See accompanying notes which are an integral part of this quarterly report.
		Russell Tax Exempt High Yield Bond Fund 221

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Maryland State Health & Education Revenue Bonds	1,000	5.000	07/01/45	1,063
				2,002
Massachusetts - 2.7%
Massachusetts Development Finance Agency Revenue Bonds	2,000	4.875	11/01/42	2,022
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	07/01/44	1,579
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,007
				5,608
Michigan - 4.6%
City of Detroit Michigan Sewage Disposal System Revenue Bonds	1,660	5.250	07/01/39	1,772
City of Detroit Michigan Water Supply System Revenue Bonds	1,275	5.000	07/01/41	1,326
Flint Hospital Building Authority Revenue Bonds	100	5.250	07/01/39	98
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,064
Michigan Finance Authority Revenue Bonds	2,200	5.500	11/15/45	2,178
Michigan State Revenue Notes(Å)	1,000	4.750	06/01/16	1,012
Michigan State Tobacco Settlement Revenue Bonds	130	6.000	06/01/48	108
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,169
				9,727
Minnesota - 2.1%
Blaine Minnesota Healthcare Revenue Bonds	2,000	6.125	07/01/45	1,980
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,200	5.250	11/15/35	2,316
				4,296
Nevada - 0.1%
Las Vegas Special Improvement District 607 Special Assessment Bonds	290	5.000	06/01/24	311

New Jersey - 5.8%
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,874
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,604
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,695	5.000	06/15/42	2,758
South Jersey New Jersey Transportation Authority Revenue Bonds	315	5.000	11/01/26	343
South Jersey New Jersey Transportation Authority Revenue Bonds	1,945	5.000	11/01/39	2,048
Tobacco Settlement Financing Corp. Revenue Bonds	750	5.000	06/01/29	628
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,063
Tobacco Settlement Financing Corp. Revenue Bonds	2,450	5.000	06/01/41	1,830
				12,148
New York - 7.9%
Chautaqua New York Tobacco Asset Revenue Bonds	2,000	5.000	06/01/48	1,898
Dutchess County Industrial Development Agency Revenue Bonds	2,200	4.500	08/01/36	2,099
New York City New York Development Revenue Bonds	1,000	2.000	08/01/28	1,002
New York City New York Development Revenue Bonds	2,000	5.000	09/01/35	2,007
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	2,950	0.010	02/01/45	2,950
New York City Water & Sewer System Revenue Bonds(Ê)	3,000	0.010	06/15/50	3,000
New York Liberty Development Corp. Revenue Bonds(Å)	1,000	5.000	11/15/44	1,006
New York Liberty Development Corp. Revenue Bonds	1,000	5.000	11/15/44	1,006
New York Liberty Development Corp. Revenue Bonds	500	7.250	11/15/44	590
New York State Revenue Bonds	400	5.000	12/01/35	411
Otsego County New York Capital Resource Revenue Bonds	620	5.000	10/01/35	666
				16,635
Ohio - 1.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,250	5.125	06/01/24	1,035
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,095	5.750	06/01/34	1,657
Lorain County Ohio Port Authority Revenue Bonds	510	6.750	12/01/40	564
				3,256
Oklahoma - 0.5%
Tulsa Oklahoma Airports Improvement Trust Revenue Bonds	1,000	5.000	06/01/35	1,081

Oregon - 1.9%
Oregon State Facilities Authority Revenue Bonds	750	6.375	09/01/40	802
Oregon State Facilities Authority Revenue Bonds	3,000	5.000	04/01/45	3,252
				4,054

See accompanying notes which are an integral part of this quarterly report.

222 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania - 5.0%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,023
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	85
Latrobe Pennsylvania Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,421
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,791
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	06/30/42	1,042
Pennsylvania State Higher Education Revenue Bonds	125	6.250	09/01/33	132
Pennsylvania State Higher Education Revenue Bonds	140	5.000	07/01/37	140
Pennsylvania Turnpike Commission Revenue Bonds	2,500	5.000	12/01/40	2,761
Scranton Parking Authority Revenue Bonds(µ)	2,000	5.250	06/01/39	2,006
				10,401
Puerto Rico - 8.1%
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	110	5.000	07/01/21	71
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	130	5.125	07/01/31	81
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	1,235	5.000	07/01/35	1,072
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	1,000	8.000	07/01/35	690
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	130	6.000	07/01/39	82
Commonwealth of Puerto Rico General Obligation Unlimited Bonds	180	6.000	07/01/40	114
Government Development Bank for Puerto Rico Revenue Bonds(µ)	1,255	4.750	12/01/15	1,258
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	265	5.000	07/01/28	261
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	14
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	35
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,150	5.250	07/01/42	788
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	75	6.000	07/01/44	53
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	140	6.000	07/01/47	98
Puerto Rico Commonwealth General Obligation Unlimited Bonds	100	5.000	07/01/31	95
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	1,707
Puerto Rico Highways & Transportation Authority Revenue Bonds	60	5.000	07/01/28	24
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	82
Puerto Rico Highways & Transportation Authority Revenue Bonds	160	4.750	07/01/38	134
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	4,200	5.250	07/01/38	3,444
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	72
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,000	5.500	07/01/23	1,880
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,440
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	51
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	58
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	265	5.750	08/01/37	103
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	500	6.375	08/01/39	205
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	500	5.250	08/01/41	194
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	Zero coupon	08/01/45	1,840
The Childrens Trust Fund Revenue Bonds	12,000	Zero coupon	05/15/50	959
				16,905
Tennessee - 1.0%
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,103

Texas - 6.7%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,693
Austin Texas Convention Enterprises Revenue Bonds	470	5.000	01/01/34	477
Central Texas Turnpike System Revenue Bonds	3,600	5.000	08/15/42	3,850
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,038
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,731
Houston Texas Airport Facilities Revenue Bonds	1,000	5.000	07/15/35	1,028
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,474
Tarrant County Texas Cultural Education Revenue Bonds	875	5.000	10/01/44	906
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	926
				14,123
Virgin Islands - 1.5%
Virgin Islands Public Finance Authority Revenue Bonds	2,000	4.000	10/01/22	2,150

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 223

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virgin Islands Water & Power Authority Revenue Bonds	1,020		5.000	07/01/31	1,026
					3,176
Virginia - 0.7%
Route 460 Funding Corp. Toll Revenue Bonds	500		5.125	07/01/49	535
Virginia College Building Authority Revenue Bonds	1,000		5.000	07/01/45	976
					1,511
Washington - 1.7%
Washington Health Care Facilities Authority Revenue Bonds	2,315		5.000	07/01/39	2,433
Whidbey Island Washington Public General Obligation Unlimited Bonds	1,000		5.500	12/01/33	1,062
					3,495
Wisconsin - 1.4%
Public Finance Authority Revenue Bonds	2,000		5.250	04/01/30	2,017
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	346
Public Finance Wisconsin Apartment Facilities Revenue Bonds	500		5.000	07/01/42	514
					2,877
Total Municipal Bonds (cost $201,916)					200,491

Short-Term Investments - 5.5%
Russell U.S. Cash Management Fund	11,420,472	(8)			11,420
Total Short-Term Investments (cost $11,420)					11,420

Total Investments 101.1% (identified cost $213,336)					211,911
Other Assets and Liabilities, Net - (1.1%)					(2,211)
Net Assets - 100.0%					209,700

See accompanying notes which are an integral part of this quarterly report.

224 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per	Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)	Unit	(000)	(000)
Securities			Date		or shares	$	$	$
1.9%
California Pollution Control Financing Authority Revenue Bonds			06/02/15		1,000,000	104.75	1,047	1,047
California State Municipal Financial Authority Revenue Bonds			07/01/15		1,000,000	99.38	994	998
Michigan State Revenue Notes			06/16/15		1,000,000	101.22	1,012	1,012
New York Liberty Development Corp. Revenue Bonds			06/02/15		1,000,000	101.27	1,013	1,006
								4,063
l For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings
Amounts in thousands

					Fair Value
Portfolio Summary	Level 1			Level 2	Level 3		Total
Municipal Bonds
Alabama		$—		$5,274		$—		$5,274
Alaska		—		757		—		757
Arizona		—		4,291		—		4,291
California		—		25,405		—		25,405
Colorado		—		4,354		—		4,354
Connecticut		—		3,000		—		3,000
District of Columbia		—		2,600		—		2,600
Florida		—		17,124		—		17,124
Georgia		—		2,899		—		2,899
Illinois		—		15,131		—		15,131
Indiana		—		2,999		—		2,999
Kentucky		—		1,284		—		1,284
Louisiana		—		1,664		—		1,664
Maryland		—		2,002		—		2,002
Massachusetts		—		5,608		—		5,608
Michigan		—		9,727		—		9,727
Minnesota		—		4,296		—		4,296
Nevada		—		311		—		311
New Jersey		—		12,148		—		12,148
New York		—		16,635		—		16,635
Ohio		—		3,256		—		3,256
Oklahoma		—		1,081		—		1,081
Oregon		—		4,054		—		4,054
Pennsylvania		—		10,401		—		10,401
Puerto Rico		—		16,905		—		16,905
Tennessee		—		2,103		—		2,103
Texas		—		14,123		—		14,123
Virgin Islands		—		3,176		—		3,176
Virginia		—		1,511		—		1,511
Washington		—		3,495		—		3,495
Wisconsin		—		2,877		—		2,877
Short-Term Investments		—		11,420		—		11,420
Total Investments		$—		$211,911		$—		$211,911

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 225

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.9%
Alabama - 1.8%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,229
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	618
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,045
Alabama Special Care Facilities Financing Authority Revenue Bonds(µ)	500	6.000	06/01/34	573
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,354
Board of Water & Sewer Commissioners of the City of Mobile Revenue Bonds	4,000	5.000	01/01/31	4,488
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,101
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,446
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	557
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/30	1,135
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/31	1,128
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,614
Montgomery Alabama Medical Clinic Revenue Bonds	320	5.250	03/01/36	322
				23,610
Alaska - 0.2%
City of Valdez Alaska General Obligation Unlimited	1,555	5.000	06/30/35	1,739
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	849
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	295
				2,883
Arizona - 2.7%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,217
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,197
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,153
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,180
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,391
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,251
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,125
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,867
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,110
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,559
Navajo County Pollution Control Corp. Revenue Bonds(Ê)	2,000	0.450	06/01/34	1,999
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,839
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,208
Student & Academic Services LLC Revenue Bonds	200	5.000	06/01/26	231
Student & Academic Services LLC Revenue Bonds	425	5.000	06/01/27	488
Student & Academic Services LLC Revenue Bonds	390	5.000	06/01/28	444
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,584
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	917
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	1,975
				35,735
Arkansas - 0.1%
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	864
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	231
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	512
				1,607
California - 8.9%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,627
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,132
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,611
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,096
California State Public Works Board Revenue Bonds	1,100	5.000	12/01/16	1,165
California Statewide Communities Development Authority Revenue Bonds	885	3.500	11/01/18	888
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,577
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,547
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,697
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,124

See accompanying notes which are an integral part of this quarterly report.

226 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,443
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	608
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,207
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	781
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	255
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,919
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,228
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,586
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	233
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	585
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	147
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	509
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,221
Dinuba Redevelopment Agency Tax Allocation Bonds	590	5.000	09/01/33	662
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,447
Emeryville Redevelopment Agency Successor Agency Tax Allocation Bonds	1,980	5.000	09/01/20	2,315
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	316
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	486
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	116
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	526
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	807
Golden State Tobacco Securitization Corp. Revenue Bonds	3,955	4.500	06/01/27	3,743
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	446
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,290
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,537
Oxnard California School District General Obligation Unlimited	165	5.250	08/01/26	201
Oxnard California School District General Obligation Unlimited	810	5.250	08/01/28	967
Oxnard California School District General Obligation Unlimited	325	5.250	08/01/29	385
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	862
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	856
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	829
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,451
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,172
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	5,000	5.000	01/15/29	5,472
San Ysidro California School District	1,175	5.000	09/01/28	1,298
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,010
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,676
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,165
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/16	1,035
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,077
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	959
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	2,966
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	155
State of California General Obligation Unlimited(µ)(ae)	1,865	4.500	03/01/16	1,911
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,081
State of California General Obligation Unlimited	1,130	5.000	10/01/17	1,235
State of California General Obligation Unlimited(ae)	1,000	5.000	07/01/19	1,151
State of California General Obligation Unlimited(ae)	1,000	5.250	07/01/19	1,161
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,325
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,878
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,166
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,537
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,968
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,930
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,946
State of California General Obligation Unlimited	450	5.000	02/01/31	513
State of California General Obligation Unlimited(µ)	1,720	4.500	03/01/36	1,750

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 227

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,642
West Kern Community College District Certificate Of Participation(µ)	470	3.000	11/01/16	483
				116,090
Colorado - 2.3%
City & County of Denver Airport System Revenue Bonds	1,000	5.000	11/15/18	1,013
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,320
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,503
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,203
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,089
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,033
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,656
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	757
Colorado Regional Transportation District Certificates of Participation	6,725	5.000	06/01/27	7,712
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	250	2.000	12/01/15	251
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	305
Denver Convention Center Hotel Authority Revenue Bonds	1,265	5.000	12/01/35	1,290
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,826
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	886
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,548
Eaton Colorado Parks & Recreation General Obligation	470	5.500	12/01/30	497
				29,889
Connecticut - 1.1%
City of Bridgeport General Obligation Unlimited	965	5.000	07/01/29	1,095
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	422
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,302
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,780
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,539
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,286
				14,424
Delaware - 0.1%
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,082

District of Columbia - 0.2%
District of Columbia Water & Sewer Authority Revenue Bonds(µ)	500	5.000	10/01/34	548
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,700
				2,248
Florida - 8.6%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Central Florida Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,809
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,758
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,820
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,869
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,597
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,177
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	842
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,329
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,052
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	507
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,023
Collier County Health Facilities Authority Revenue Bonds	150	2.000	05/01/16	151
Collier County Health Facilities Authority Revenue Bonds	350	2.000	05/01/17	356
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,968
County of Miami-Dade Florida Aviation Revenue Bonds	1,235	5.250	10/01/30	1,418
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,369
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,026
		Zero
County of Miami-Dade Florida Revenue Bonds	4,310	Coupon	10/01/35	1,629
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,733

See accompanying notes which are an integral part of this quarterly report.

228 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,267
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,712
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,088
JEA Electric System Revenue Bonds	645	5.000	10/01/20	753
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,086
Miami Beach Florida Health Facilities Revenue Bonds	200	4.000	11/15/16	208
Miami Beach Florida Health Facilities Revenue Bonds	125	4.000	11/15/18	135
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,489
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	388
Mid-Bay Bridge Authority Revenue Bonds(ae)	2,500	7.250	10/01/21	3,309
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	518
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,465
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,042
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	984
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,820
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,618
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	814
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,039
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	13,064
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,355
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,031
				111,838
Georgia - 1.7%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,888
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	948
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	4,058
City of Atlanta Georgia Water & Wastewater Revenue Bonds(ae)	2,300	6.000	11/01/19	2,756
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,348
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,158
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,414
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	916
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,574
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	599
Private Colleges & Universities Authority Revenue Bonds	1,190	5.000	04/01/27	1,326
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,163
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,342
				22,490
Guam - 0.8%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,373
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,716
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,075
Territory of Guam General Obligation Unlimited	250	6.750	11/15/29	292
Territory of Guam Revenue Bonds	500	5.375	12/01/24	559
Territory of Guam Revenue Bonds	785	5.000	01/01/32	857
				9,872
Hawaii - 0.1%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,666

Idaho - 0.6%
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,668
Idaho Housing & Finance Association Revenue Bonds(µ)(ae)	1,330	5.250	07/15/18	1,496
Idaho Housing & Finance Association Revenue Bonds	1,665	5.250	07/15/26	1,872
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,845
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,085
				7,966
Illinois - 6.9%
Chicago Illinois Board of Education General Obligation Unlimited	4,000	5.000	12/01/27	4,068
Chicago Illinois General Obligation Unlimited	550	5.000	01/01/17	562

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 229

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,019
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,692
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,512
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,155
City of Chicago Illinois General Obligation Unlimited	380	5.000	01/01/20	386
City of Chicago Illinois General Obligation Unlimited	2,535	4.250	12/01/21	2,538
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,501
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	2,910
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,048
City of Chicago Illinois Midway Airport Revenue Bonds	4,160	5.000	01/01/34	4,519
City of Chicago Illinois Wastewater Transmission Revenue Bonds	600	5.000	01/01/18	639
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	534
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,045
City of Chicago Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,617
City of Chicago Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	746
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	442
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	656
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	682
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,697
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,117
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,103
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,099
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,097
Illinois State General Obligation Unlimited	2,175	5.000	05/01/30	2,242
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,610
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,348
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,093
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,116
Southern Illinois State University Revenue Bonds	1,470	5.000	04/01/27	1,668
Southern Illinois State University Revenue Bonds	850	5.000	04/01/28	958
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,164
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,247
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,079
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,413
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,038
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,452
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,223
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	554
State of Illinois Sports Facilities Authority Revenue Bonds	1,000	5.250	06/15/31	1,099
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,340
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,270
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,682
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,164
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,220	5.000	12/01/32	2,386
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	324
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	538
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	858
Western Illinois Development Authority Revenue Bonds	1,140	5.000	01/01/27	1,289
Western Illinois Development Authority Revenue Bonds	725	5.000	01/01/28	813
				89,352
Indiana - 0.4%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,042
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,145
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,018
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,193
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,099
				5,497
Iowa - 0.5%

See accompanying notes which are an integral part of this quarterly report.

230 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,529
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,832
				6,361
Kansas - 0.4%
Seward County Unified School District General Obligation	4,000	5.000	09/01/30	4,525
Wichita Kansas Health Care Facilities Revenue Bonds	250	3.375	11/15/20	249
				4,774
Kentucky - 0.2%
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	281
Kenton County School District Finance Corp. Revenue Bonds	330	2.000	10/01/16	335
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,698
				2,314
Louisiana - 1.4%
Lafayette Louisiana Communication System Revenue Bonds	805	5.000	11/01/20	926
Lafayette Louisiana Communication System Revenue Bonds	700	5.000	11/01/29	797
Louisiana Local Government Environmental Facilities & Community Development Auth
Revenue Bonds	300	5.000	11/01/19	344
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,127
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,822
Louisiana State Public Facilities Authority Revenue Bonds	1,615	5.000	09/01/29	1,830
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,041
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,233
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,522
				18,642
Maryland - 0.3%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,553
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,357
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,030
				3,940
Massachusetts - 0.6%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	942
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,059
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,687
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,140
				7,828
Michigan - 3.5%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,732
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,716
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,044
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	172
County of Wayne Michigan General Obligation Limited(µ)	750	5.000	12/01/30	750
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,053
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,154
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,712
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,136
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,396
Michigan Financial Authority Revenue Bonds	4,655	5.000	07/01/28	5,166
Michigan Financial Authority Revenue Bonds	1,375	5.000	07/01/29	1,516
Michigan State Finance Authority Revenue Bonds	3,625	5.000	07/01/16	3,752
Michigan State Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,063
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,056
Michigan Strategic Fund Tax Allocation(Ê)	5,000	4.125	07/01/45	5,058
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,225	5.125	06/01/22	2,899
Royal Oak School District General Obligation Unlimited	1,435	5.000	05/01/18	1,588
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	504
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,174
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,658

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 231

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	494
				45,793
Minnesota - 1.2%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,327
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,135
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,225
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,270
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	818
Minnesota Municipal Power Agency Revenue Bonds(ae)	2,220	5.250	10/01/15	2,238
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,306
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,405
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,600	5.250	11/15/28	1,712
				15,436
Mississippi - 0.2%
Mississippi Development Bank Special Obligation Revenue Bonds	1,000	5.000	04/01/28	1,140
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,688
				2,828
Missouri - 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	901
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,990
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,343
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	565
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,128
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,127
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,963
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,704
Nixa Public Schools General Obligation Unlimited Bond	500	5.000	03/01/33	565
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	103
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	104
Poplar Bluff R-I School District Certificate Of Participation(µ)	500	5.000	03/01/30	565
				13,058
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	2,815	5.250	09/01/37	3,060
Central Plains Nebraska Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,698
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,228
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,126
				8,112
Nevada - 1.4%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,216
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,157
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,812
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,040
County of Clark Nevada Revenue Bonds	4,760	5.000	07/01/28	5,400
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,339
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,044
				18,008
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	3,680	5.000	07/01/32	3,767

New Jersey - 4.1%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,092
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,114
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,177
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,151
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,140
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	320
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	651

See accompanying notes which are an integral part of this quarterly report.

232 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,061
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,566
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,677
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,047
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	83
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,211
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,248
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	788
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,084
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,090
New Jersey State Health Care Facility Revenue Bonds	1,355	3.600	07/01/19	1,408
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,462
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,123
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,611
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,880
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,076
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	911
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,184
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,307
Tobacco Settlement Financing Corp. Revenue Bonds	60	4.500	06/01/23	60
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,043
Tobacco Settlement Financing Corp. Revenue Bonds	3,250	4.750	06/01/34	2,417
				53,982
New Mexico - 0.3%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,508
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	770
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	662
				3,940
New York - 9.0%
Albany Industrial Development Agency Revenue Bonds(ae)	2,380	5.250	11/15/17	2,621
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	434
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,614
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,032
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,624
Chautauqua Tobacco Asset Securitization Corp. Revenue Bonds	1,560	3.125	06/01/22	1,555
City of New York General Obligation Unlimited Bond	2,550	5.000	08/01/21	2,995
City of New York General Obligation Unlimited Bond	2,445	5.000	08/01/22	2,885
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,272
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,714
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,448
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	698
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,094
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,668
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,750
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,405
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,654
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,680
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,601
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,584
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,128
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,045
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,565
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,587
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,091
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,484
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,895
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,159

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 233

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,139
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	212
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,780
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	859
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,044
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	819
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,979
New York State Dormitory Authority Revenue Bonds	1,405	5.000	02/15/27	1,676
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,889
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.470	03/01/27	3,030
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	859
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,786
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,151
New York State Thruway Authority Revenue Bonds	3,000	5.000	03/15/27	3,517
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,040
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,196
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	911
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,160
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,453
				116,788
North Carolina - 0.7%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	844
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	663
North Carolina Medical Care Commission Revenue Bonds	400	3.000	06/01/17	416
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,929
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,716
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,142
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,310
				9,020
North Dakota - 0.3%
Bowman North Dakota Health Care Services Revenue Notes	1,000	2.500	02/15/17	1,000
Burleigh County Health Care Revenue Bonds	460	5.000	07/01/29	545
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,489
County of Burleigh North Dakota Revenue Bonds(ae)	500	5.000	07/01/21	593
				3,627
Ohio - 5.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	4,718
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,000	5.375	06/01/24	840
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,400	5.875	06/01/30	1,972
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,179
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,059
City of Cincinnati Ohio General Obligation Unlimited	1,575	5.000	12/01/31	1,779
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,320
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,259
County of Hamilton Ohio Revenue Bonds	2,065	5.250	06/01/32	2,290
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,304
Cuyahoga County Ohio Certificates of Participation	14,065	5.000	12/01/27	16,101
Cuyahoga County Ohio Certificates of Participation	1,990	5.000	12/01/28	2,270
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,069
Lakewood City School District General Obligation	260	5.000	11/01/29	299
Lakewood City School District General Obligation	875	5.000	11/01/30	997
Lakewood City School District General Obligation	1,000	5.000	11/01/34	1,126
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,652
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	426
Ohio State Water Development Authority Revenue Bonds	3,845	5.250	06/01/16	3,999
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,212
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,272
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,133

See accompanying notes which are an integral part of this quarterly report.

234 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,316
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,099
				70,691
Oklahoma - 0.3%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,153
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,333
				3,486
Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,233
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	650	5.000	10/01/19	710
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,374
				5,317
Pennsylvania - 4.5%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,097
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	978
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,234
Bethlehem Authority Revenue Bonds	1,000	4.000	11/15/16	1,039
Bethlehem Authority Revenue Bonds	1,000	5.000	11/15/17	1,080
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,131
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,712
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	3,991
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,410
Dallas Area Municipal Authority University Revenue Bonds	430	4.000	05/01/18	447
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	757
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,094
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,256
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,271
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,674
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	609
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,051
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,351
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,454
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,086
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,546
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,087
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,235
Pennsylvania State Economy Development Revenue Bonds	1,000	3.750	12/01/40	1,018
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/28	1,127
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/29	1,120
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,064
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,150
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,254
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,356
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,208
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,628
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,153
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	259
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	241
Western Wayne Pennsylvania School District General Obligation Limited	565	5.000	04/01/21	649
				58,817
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	648
Commonwealth of Puerto Rico General Obligation Unlimited	760	6.000	07/01/16	765
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	380	5.500	07/01/19	379
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	988
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	950	5.250	07/01/27	946
Commonwealth of Puerto Rico General Obligation Unlimited	2,340	5.000	07/01/35	2,171

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 235

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,836
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	3,050	5.000	07/01/28	2,999
Puerto Rico Commonwealth General Obligation Unlimited	2,015	5.500	07/01/16	2,023
Puerto Rico Commonwealth General Obligation Unlimited	285	5.500	07/01/18	286
Puerto Rico Commonwealth General Obligation Unlimited	260	5.500	07/01/19	260
Puerto Rico Convention Center District Authority Revenue Bonds	1,400	5.000	07/01/18	1,376
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,114
Puerto Rico Electric Power Authority Revenue Bonds	1,615	5.000	07/01/21	1,539
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	194
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,350	5.000	07/01/26	1,278
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	180
Puerto Rico Highways & Transportation Authority Revenue Bonds	300	4.125	07/01/18	289
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	699
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	190	5.000	07/01/27	181
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	679
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.500	07/01/29	318
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	182
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,921
Puerto Rico Infrastructure Finance Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,173
Puerto Rico Infrastructure Finance Authority Revenue Bonds	2,225	5.500	07/01/27	2,036
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,585	5.500	07/01/23	1,490
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	535	5.500	07/01/24	499
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	475	5.500	07/01/25	439
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,380
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,068
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	118
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,154
Puerto Rico Public Buildings Authority Revenue Bonds	2,480	5.500	07/01/17	2,479
University of Puerto Rico Revenue Bonds	100	5.000	06/01/23	97
				41,184
Rhode Island - 0.0%
Providence Rhode Island Public Buildings Authority Revenue Bonds	500	5.875	06/15/26	572

South Carolina - 0.7%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.416	10/01/34	138
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,141
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,059
Spartanburg Regional Health Services Bonds	5,560	5.000	04/15/32	6,123
				8,461
South Dakota - 0.1%
Harrisburg School District No. 41-2 General Obligation Unlimited	1,100	5.000	07/15/33	1,221

Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,803
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,292
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	720
				6,815
Texas - 9.8%
Arlington Texas Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	206
Arlington Texas Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,168
Arlington Texas Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	542
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,173
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,181
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)(ae)	1,215	5.000	02/15/16	1,245
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	575
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds	425	4.000	09/01/18	461
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,953
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,449

See accompanying notes which are an integral part of this quarterly report.

236 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,431
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,619
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	644
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,013
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,175
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,656
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,614
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,103
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.250	08/15/15	300
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	303
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	443
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	435
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,246
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,028
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,458
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	295
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	210
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	263
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,172
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,517
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,331
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,061
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,739
Dallas-Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,900
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,362
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,063
Grand Prairie Independent School District General Obligation Unlimited(ae)	750	5.000	02/15/17	800
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,583
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,135
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	850
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,545
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,856
Houston Texas Higher Education Revenue Bonds	1,205	6.500	05/15/31	1,466
Karnes County Hospital District Revenue Bonds	1,100	4.000	02/01/19	1,150
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,201
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,154
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	629
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	720
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	195
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	532
North Texas Tollway Authority Revenue Bonds(ae)(Ê)	1,235	5.750	01/01/16	1,263
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	944
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	133
North Texas Tollway Authority Revenue Bonds	3,530	5.000	01/01/31	3,870
Reagan Hospital District County of Reagan General Obligation Bonds	860	2.500	02/01/19	856
Reagan Hospital District County of Reagan General Obligation Bonds	910	3.250	02/01/21	915
Reagan Hospital District County of Reagan General Obligation Bonds	485	3.750	02/01/23	490
Reagan Hospital District County of Reagan General Obligation Bonds	500	5.000	02/01/29	527
Reagan Hospital District County of Reagan General Obligation Bonds	3,000	5.000	02/01/34	3,109
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,471
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,586
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,529
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,052
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,364
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,014
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,866

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 237

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds	3,775	6.250	12/15/26	4,529
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,742
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,522
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,516
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	414
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	473
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	326
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,577
				128,243
Utah - 0.3%
County of Salt Lake Reseach Facility Authority Revenue Bonds	2,000	5.000	12/01/33	2,119
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	534
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,342
				3,995
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	624

Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,426
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,038
Virgin Islands Public Finance Authority Revenue Bonds	7,400	5.000	10/01/29	8,371
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	740
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,411
				17,986
Virginia - 1.3%
Bon Secours Health System, Inc. Obligated Group Revenue Bonds	1,490	5.000	11/01/30	1,656
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	730
Commonwealth of Virginia General Obligation Unlimited(ae)	1,000	5.000	06/01/18	1,114
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,109
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,783
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,151
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,085
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,538
Virginia State Building Authority Education Revenue Bonds(Å)	530	5.000	07/01/19	572
Virginia State Building Authority Education Revenue Bonds(Å)	585	5.000	07/01/20	635
Virginia State Building Authority Education Revenue Bonds(Å)	710	5.250	07/01/30	734
				17,107
Washington - 3.5%
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,561
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,062
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,292
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060	3.750	09/01/19	1,089
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000	4.500	09/01/22	1,053
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,225
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000	5.000	12/01/15	1,016
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,140
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,521
Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,696
Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,541
Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,353
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000	5.000	06/01/16	2,076
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,081
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,290
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	294
Washington State Commission Revenue Bonds(Å)	1,400	4.375	01/01/21	1,421
Washington State Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	784
				45,495
West Virginia - 0.2%

See accompanying notes which are an integral part of this quarterly report.

238 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Mason County Pollution Control Revenue Bonds(Ê)	1,000		1.000	10/01/22	993
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,581
					2,574
Wisconsin - 1.5%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,761
State of Wisconsin General Obligation	4,250		5.000	11/01/20	5,001
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,723
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,083
Wisconsin Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,292
					19,860
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,081
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,057
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,089
					3,227
Total Municipal Bonds (cost $1,215,215)					1,250,142

Short-Term Investments - 3.7%
Russell U.S. Cash Management Fund	47,926,524	(8)			47,927
Total Short-Term Investments (cost $47,927)					47,927

Total Investments 99.6% (identified cost $1,263,142)					1,298,069
Other Assets and Liabilities, Net - 0.4%					5,358
Net Assets - 100.0%					1,303,427

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 239

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)	Unit	(000)	(000)
Securities		Date		or shares	$	$	$
0.3%
Virginia State Building Authority Education Revenue Bonds		07/01/15		710,000	104.16	740	734
Virginia State Building Authority Education Revenue Bonds		07/01/15		530,000	107.95	572	572
Virginia State Building Authority Education Revenue Bonds		07/01/15		585,000	108.45	634	635
Washington State Commission Revenue Bonds		07/22/15		1,400,000	100.00	1,400	1,421
							3,362
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings
Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2	Level 3		Total
Municipal Bonds
Alabama	$—		$23,610		$—		$23,610
Alaska	—		2,883		—		2,883
Arizona	—		35,735		—		35,735
Arkansas	—		1,607		—		1,607
California	—		116,090		—		116,090
Colorado	—		29,889		—		29,889
Connecticut	—		14,424		—		14,424
Delaware	—		1,082		—		1,082
District of Columbia	—		2,248		—		2,248
Florida	—		111,838		—		111,838
Georgia	—		22,490		—		22,490
Guam	—		9,872		—		9,872
Hawaii	—		1,666		—		1,666
Idaho	—		7,966		—		7,966
Illinois	—		89,352		—		89,352
Indiana	—		5,497		—		5,497
Iowa	—		6,361		—		6,361
Kansas	—		4,774		—		4,774
Kentucky	—		2,314		—		2,314
Louisiana	—		18,642		—		18,642
Maryland	—		3,940		—		3,940
Massachusetts	—		7,828		—		7,828
Michigan	—		45,793		—		45,793
Minnesota	—		15,436		—		15,436
Mississippi	—		2,828		—		2,828
Missouri	—		13,058		—		13,058
Nebraska	—		8,112		—		8,112
Nevada	—		18,008		—		18,008
New Hampshire	—		3,767		—		3,767
New Jersey	—		53,982		—		53,982
New Mexico	—		3,940		—		3,940
New York	—		116,788		—		116,788
North Carolina	—		9,020		—		9,020
North Dakota	—		3,627		—		3,627
Ohio	—		70,691		—		70,691
Oklahoma	—		3,486		—		3,486
Oregon	—		5,317		—		5,317
Pennsylvania	—		58,817		—		58,817
Puerto Rico	—		41,184		—		41,184
Rhode Island	—		572		—		572
South Carolina	—		8,461		—		8,461
South Dakota	—		1,221		—		1,221

See accompanying notes which are an integral part of this quarterly report.

240 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Tennessee	—	6,815	—	6,815
Texas	—	128,243	—	128,243
Utah	—	3,995	—	3,995
Vermont	—	624	—	624
Virgin Islands	—	17,986	—	17,986
Virginia	—	17,107	—	17,107
Washington	—	45,495	—	45,495
West Virginia	—	2,574	—	2,574
Wisconsin	—	19,860	—	19,860
Wyoming	—	3,227	—	3,227
Short-Term Investments	—	47,927	—	47,927
Total Investments	$—	$1,298,069	$—	$1,298,069

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 241

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Short-Term Investments - 93.0%
Russell U.S. Cash Management Fund	803,366,924	(8)	803,367
United States Treasury Bills
0.010% due 08/20/15 (§)	33,000		32,999
Total Short-Term Investments
(cost $836,367)			836,366

Total Investments 93.0%
(identified cost $836,367)			836,366

Other Assets and Liabilities,
Net - 7.0%			62,496

Net Assets - 100.0%			898,862

See accompanying notes which are an integral part of this quarterly report.

242 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bloomberg Aluminum Subindex	Merrill Lynch	USD	5,712	10/02/15	—
Bloomberg Aluminum Subindex	UBS	USD	3,217	09/10/15	—
Bloomberg Aluminum Subindex	UBS	USD	1,355	09/10/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	1,620	10/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	2,849	10/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	1,406	10/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	2,468	10/02/15	—
Bloomberg Brent Crude Subindex	UBS	USD	1,016	09/16/15	—
Bloomberg Brent Crude Subindex 3 Month Forward	Merrill Lynch	USD	2,779	10/02/15	—
Bloomberg Coffee Subindex	Merrill Lynch	USD	553	10/02/15	—
Bloomberg Coffee Subindex	UBS	USD	1,462	08/13/15	—
Bloomberg Commodity Index	Merrill Lynch	USD	32,972	09/02/15	—
Bloomberg Commodity Index	UBS	USD	142,988	09/08/15	—
Bloomberg Commodity Index 2 Month Forward Total Return	BNP Paribas	USD	14,285	08/27/15	(59)
Bloomberg Commodity Index 2 Month Forward Total Return	Morgan Stanley	USD	22,261	08/27/15	(92)
Bloomberg Commodity Index 2 Month Forward Total Return	Societe Generale	USD	24,316	08/27/15	(101)
Bloomberg Commodity Index 2 Month Forward Total Return	UBS	USD	13,884	08/27/15	(58)
Bloomberg Commodity Index Total Return	BNP Paribas	USD	14,229	08/27/15	(57)
Bloomberg Commodity Index Total Return	Morgan Stanley	USD	5,089	08/27/15	(20)
Bloomberg Commodity Index Total Return	Societe Generale	USD	10,869	08/27/15	(43)
Bloomberg Commodity Index Total Return	UBS	USD	16,514	08/27/15	(66)
Bloomberg Copper Subindex	Merrill Lynch	USD	212	10/02/15	—
Bloomberg Copper Subindex	UBS	USD	1,707	08/13/15	—
Bloomberg Copper Subindex	UBS	USD	1,928	10/16/15	—
Bloomberg Cotton Subindex	Merrill Lynch	USD	2,002	10/02/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	9,448	09/16/15	—
Bloomberg Gold Subindex	UBS	USD	1,422	09/10/15	—
Bloomberg Heating Oil Subindex	Merrill Lynch	USD	5,673	01/15/16	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	1,499	10/02/15	—
Bloomberg Lean Hogs Subindex	UBS	USD	1,478	09/10/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	5,255	10/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	507	10/02/15	—
Bloomberg Nickel Subindex	Merrill Lynch	USD	3,529	01/15/16	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	9,389	10/02/15	—
Bloomberg Silver Subindex	Merrill Lynch	USD	2,653	09/16/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	3,177	10/02/15	—
Bloomberg Soybean Oil Subindex	UBS	USD	1,157	09/10/15	—
Bloomberg Soybeans Index	Merrill Lynch	USD	5,800	10/02/15	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	3,540	10/02/15	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	2,923	10/02/15	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	2,164	10/02/15	—
Bloomberg Soybeans Subindex	UBS	USD	309	09/10/15	—
Bloomberg Soybeans Subindex	UBS	USD	2,588	09/16/15	—
Bloomberg Soybeans Subindex	UBS	USD	2,186	09/16/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch	USD	3,319	10/02/15	—
Bloomberg SoyMeal Subindex	UBS	USD	846	09/21/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	4,534	10/02/15	—
Bloomberg Sugar Subindex	UBS	USD	559	08/13/15	—
Bloomberg Unleaded Gasoline Subindex	Merrill Lynch	USD	5,340	10/02/15	—
Bloomberg Unleaded Gasoline Subindex	UBS	USD	1,726	09/10/15	—
Bloomberg Unleaded Gasoline Subindex	UBS	USD	1,519	09/28/15	—
Bloomberg Wheat Subindex	Merrill Lynch	USD	2,981	10/02/15	—
Bloomberg WTI Crude Oil Subindex	Merrill Lynch	USD	1,373	10/02/15	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	Merrill Lynch	USD	2,497	10/02/15	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	Merrill Lynch	USD	2,585	10/02/15	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS	USD	5,905	09/16/15	—
Cargill Pro-Alpha Index (#)	Cargill	USD	174,065	03/31/16	(16,400)
Macquarie Commodity Customized Product (##)	Macquarie	USD	28,665	08/27/15	(124)
Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	12,707	10/02/15	—
Merrill Lynch Commodity Index eXtra BIN1 Index	Bank of America	USD	31,898	08/28/15	—
Merrill Lynch Commodity Index eXtra CS2T Index	Bank of America	USD	52,561	08/27/15	(225)
Russell CoreCommodity Diversified I Index (###)	Newedge	USD	159,844	09/09/31	(1,505)

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 243

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives				Notional	Termination	Fair Value
Underlying Security		Counterparty		Amount	Date	$
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(18,750)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-
linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of July 31, 2015 ranged from 0.00% to 0.50%. The floating rate fees were all based on the 3-month Treasury
Bill rate plus a fee ranging from 0.097% to 0.350%.

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Short-Term Investments	$—		$836,366		$—	$836,366
Total Investments	—		836,366		—	836,366

Other Financial Instruments
Total Return Swap Contracts	—		(18,750)		—	(18,750)
Total Other Financial Instruments	$—		$(18,750)		$—	$(18,750)

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

244 Russell Commodity Strategies Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.8%			Empresa Nacional de Electricidad SA
Australia - 8.4%			- ADR	32,942	1,356
APA Group	459,173	3,048	Enersis SA - ADR	123,896	1,872
Asciano, Ltd.	1,833,392	10,873			5,137
Aurizon Holdings, Ltd.	148,370	574
AusNet Services(Æ)	3,558,777	3,611	China - 2.0%
DUET Group	6,024,224	9,681	COSCO Pacific, Ltd.	12,052,111	15,683
Macquarie Atlas Roads Group	2,277,999	5,687	Hopewell Highway Infrastructure, Ltd.	931,147	444
Spark Infrastructure Group	4,358,684	6,154	Jiangsu Expressway Co., Ltd. Class H	9,757,750	12,135
Sydney Airport	1,343,649	5,519	Towngas China Co., Ltd.	1,576,845	1,444
Transurban Group - ADR(Æ)	11,149,881	81,156			29,706
		126,303
			France - 7.9%
Austria - 0.4%			Aeroports de Paris	121,968	14,621
Flughafen Wien AG	45,610	3,932	Eutelsat Communications SA	648,110	19,747
Oesterreichische Post AG	44,801	1,999	GDF Suez	207,405	3,982
		5,931	Groupe Eurotunnel SE	2,681,746	38,541
			Rubis SCA(Ñ)	104,325	7,497
Belgium - 0.1%			Suez Environnement Co.	81,034	1,554
bpost SA	52,070	1,472	Vinci SA	512,078	32,826
Elia System Operator SA	11,445	480			118,768
		1,952
			Germany - 1.4%
Bermuda - 0.2%			Fraport AG Frankfurt Airport Services
Beijing Enterprises Water Group, Ltd.			Worldwide	311,093	20,440
(Æ)	292,818	218
Brookfield Renewable Energy Partners,			Hong Kong - 3.4%
LP(Æ)(Ñ)	22,044	638	Beijing Enterprises Holdings, Ltd.	622,122	4,566
China Everbright Water, Ltd.(Æ)(Ñ)	2,268,745	1,323	Cheung Kong Infrastructure Holdings,
		2,179	Ltd.	248,900	2,164
			China Everbright International, Ltd.	2,425,062	3,722
Brazil - 1.0%			China Merchants Holdings International
Alupar Investimento SA	117,873	566	Co., Ltd.	8,882,421	32,352
CCR SA	905,181	4,024	Power Assets Holdings, Ltd.	918,360	8,651
Cia de Saneamento Basico do Estado de					51,455
Sao Paulo - ADR(Æ)	1,341,982	6,791
CPFL Energias Renovaveis SA(Æ)	90,811	329	India - 0.3%
Ultrapar Participacoes SA	87,512	1,796	Bharti Infratel, Ltd.(Æ)	71,578	501
Wilson Sons, Ltd. Class BDR	98,051	879	Power Grid Corp. of India, Ltd.	1,433,348	3,174
		14,385	Satyam Computer Services, Ltd.
			- ADR(Æ)	28,645	290
Canada - 7.2%					3,965
AltaGas, Ltd. - ADR(Ñ)	79,781	2,184
Brookfield Asset Management, Inc. Class			Indonesia - 0.1%
A(Æ)	4,025	140	Jasa Marga Persero Tbk PT	2,312,935	985
Brookfield Infrastructure Partners, LP(Ñ)	95,886	4,014	Tower Bersama Infrastructure Tbk PT(Æ)	1,763,834	1,091
Canadian National Railway Co.	50,982	3,180			2,076
Canadian Pacific Railway, Ltd.	13,426	2,161
Emera, Inc.	106,113	3,539	Italy - 8.6%
Enbridge, Inc.	937,973	40,878	ASTM SpA	113,424	1,533
Fortis, Inc.	113,149	3,240	Atlantia SpA	2,741,891	73,171
Pembina Pipeline Corp.(Ñ)	33,246	968	Ei Towers SpA	63,502	4,074
Progressive Waste Solutions, Ltd.	69,317	1,886	Enel SpA	74,746	352
TransAlta Renewables, Inc. (Ñ)	78,954	755	Hera SpA	2,660,936	6,704
TransCanada Corp.(Ñ)	1,011,183	39,309	Infrastrutture Wireless Italiane S.p.A.(Æ)	492,637	2,365
Veresen, Inc.(Ñ)	106,576	1,206	RAI Way SpA(Þ)	46,263	240
Westshore Terminals Investment Corp.	205,979	4,550	Snam Rete Gas SpA	3,759,769	18,463
		108,010	Societa Iniziative Autostradali e Servizi
			SpA	485,117	5,697
Chile - 0.3%
Aguas Andinas SA Class A	3,607,914	1,909

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 245

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Terna Rete Elettrica Nazionale SpA	3,490,431	16,267	REN - Redes Energeticas Nacionais
		128,866	SGPS SA	289,246	867
					2,639
Japan - 3.5%
Central Japan Railway Co.	11,300	1,978	Singapore - 1.1%
Chugoku Electric Power Co., Inc. (The)	116,700	1,750	CitySpring Infrastructure Trust(Ñ)	8,219,494	3,120
East Japan Railway Co.	133,040	13,141	ComfortDelGro Corp., Ltd.	563,680	1,240
Electric Power Development Co., Ltd.	72,400	2,507	Hutchison Port Holdings Trust Class U	10,860,600	6,511
Japan Airport Terminal Co., Ltd.(Ñ)	85,600	4,552	Parkway Life Real Estate Investment
Kamigumi Co., Ltd.	1,986,338	18,689	Trust(Æ)(ö)	1,186,887	2,103
Toho Gas Co., Ltd.	321,000	1,922	SATS, Ltd.	284,583	780
Tokyo Gas Co., Ltd.	1,489,000	8,061	Sembcorp Industries, Ltd.	315,551	824
		52,600	Singapore Post, Ltd.	1,417,331	2,020
					16,598
Luxembourg - 1.0%
SES SA	498,108	15,421	Spain - 4.3%
			Abertis Infraestructuras SA	2,918,980	47,742
Malaysia - 0.3%			Enagas SA	173,348	4,875
Petronas Gas BHD	339,166	1,962	Endesa SA - ADR	44,268	931
Westports Holdings BHD	2,186,798	2,291	Ferrovial SA	321,660	7,810
		4,253	Red Electrica Corp. SA	39,527	3,162
					64,520
Marshall Islands - 0.3%
Teekay Corp.	101,930	3,650	Switzerland - 1.6%
			Flughafen Zuerich AG	28,912	23,714
Mexico - 1.3%
Grupo Aeroportuario del Centro Norte			United Kingdom - 6.5%
Sab de CV - ADR(Æ)	16,111	714	Abengoa Yield PLC(Ñ)	36,494	926
Grupo Aeroportuario del Pacifico SAB de			BBA Aviation PLC	2,185,364	10,131
CV Class B(Æ)	603,395	4,763	Centrica PLC	207,533	863
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC	2,392,200	31,838
CV - ADR(Æ)	71,070	5,606	National Grid PLC - ADR(Ñ)	144,852	9,650
Grupo Aeroportuario del Sureste SAB de			Pennon Group PLC	970,714	12,363
CV - ADR	21,109	3,158	Scottish & Southern Energy PLC	678,919	16,062
Infraestructura Energetica Nova SAB de			Severn Trent PLC Class H	18,418	634
CV(Æ)	303,980	1,485	Shanks Group PLC	581,336	905
OHL Mexico SAB de CV(Æ)	713,774	1,166	United Utilities Group PLC	964,676	13,435
Promotora y Operadora de					96,807
Infraestructura SAB de CV(Æ)	273,071	2,712
		19,604	United States - 33.9%
			8Point3 Energy Partners, LP Class A(Æ)
Netherlands - 0.1%			(Ñ)	74,893	1,192
Koninklijke Vopak NV	36,938	1,932	Adrenalina, Inc.(Æ)	31,958	3,527
			AES Corp.	1,009,790	12,925
New Zealand - 1.0%			AGL Resources, Inc.	77,148	939
Auckland International Airport, Ltd.(Æ)	2,613,739	9,323	Alliant Energy Corp.	175,661	10,805
Infratil, Ltd.	1,285,210	2,739	Ameren Corp.	248,563	10,211
Port of Tauranga, Ltd.(Ñ)	226,757	2,639	American Tower Corp. Class A(ö)	170,538	16,220
		14,701	American Water Works Co., Inc.	119,689	6,213

Norway - 0.0%			Atmos Energy Corp.	133,426	7,378
Hafslund ASA Class B	52,038	368	Carlyle Gaming & Entertainment, Ltd.
			Class X(Æ)	110,805	1,828
Philippines - 0.4%			CenterPoint Energy, Inc.	51,408	994
International Container Terminal			Cheniere Energy, Inc.(Æ)	50,545	3,486
Services, Inc.	2,248,926	5,403	CMS Energy Corp.	158,546	5,432
Metro Pacific Investments Corp.	7,971,477	845	Columbia Pipeline Group, Inc.	182,023	5,311
		6,248	Columbia Pipeline Partners, LP	221,516	5,192
			Connecticut Water Service, Inc.	42,876	1,459
Portugal - 0.2%			Corrections Corp. of America(ö)	38,834	1,366
Energias de Portugal SA	478,838	1,772	Covanta Holding Corp.	56,105	1,107

See accompanying notes which are an integral part of this quarterly report.

246 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Crown Castle International Corp.(ö)	148,573	12,170		Russell U.S. Cash Management Fund	40,646,204	(8)	40,646
CSX Corp.	419,768	13,130		Total Short-Term Investments
Digital Realty Trust, Inc.(ö)	44,760	2,877		(cost $40,646)			40,646
Dominion Midstream Partners, LP(Ñ)	131,704	4,625
Dominion Resources, Inc.	160,885	11,535		Other Securities - 2.7%
DTE Energy Co.	27,804	2,237		Russell U.S. Cash Collateral Fund(×)	40,872,451	(8)	40,872
Duke Energy Corp.	328,889	24,410		Total Other Securities
Edison International	25,562	1,534		(cost $40,872)			40,872
Energy Transfer Equity, LP	104,612	3,147
Enterprise Products Partners, LP(Ñ)	31,303	887		Total Investments 102.2%
Eversource Energy	214,472	10,664		(identified cost $1,424,666)			1,532,551
Exelon Corp.	737,410	23,663
Genesee & Wyoming, Inc. Class A(Æ)	58,537	4,169
Great Plains Energy, Inc.	487,089	12,718		Other Assets and Liabilities, Net
ITC Holdings Corp.	204,417	6,905	-	(2.2%)			(32,870)
Kansas City Southern	44,810	4,445		Net Assets - 100.0%			1,499,681
Kinder Morgan, Inc.	846,505	29,323
Macquarie Infrastructure Corp.	60,616	5,148
NextEra Energy, Inc.(Ñ)	503,957	47,978
NiSource, Inc.	305,740	5,338
Norfolk Southern Corp.	155,242	13,092
NorthWestern Corp.	38,587	2,078
NRG Yield, Inc. Class C(Ñ)	47,673	920
ONEOK, Inc.	49,240	1,861
Pattern Energy Group, Inc. Class A	141,050	3,446
PG&E Corp.	591,601	31,066
Phillips 66 Partners, LP(Ñ)	16,671	1,039
Portland General Electric Co.	61,897	2,229
PPL Corp.	475,909	15,139
Questar Corp.	101,792	2,254
Republic Services, Inc. Class A	17,802	757
SBA Communications Corp. Class A(Æ)	117,677	14,206
SemGroup Corp. Class A	55,362	3,936
Sempra Energy	209,158	21,288
SJW Corp.	37,800	1,128
Spectra Energy Corp.	729,396	22,072
Tallgrass Energy GP, LP Class A(Ñ)	70,295	2,114
Targa Resources Corp.	14,302	1,265
UGI Corp.	228,397	8,346
Union Pacific Corp.	145,097	14,160
Unitil Corp.	23,940	851
WEC Energy Group, Inc.	22,926	1,123
Williams Cos., Inc. (The)	355,155	18,639
Xcel Energy, Inc.	95,236	3,302
		508,799

Total Common Stocks
(cost $1,343,148)		1,451,027

Warrants & Rights - 0.0%
Australia - 0.0%
Duet Group, Ltd.(Æ)
2015 Rights	47,487	6

Total Warrants & Rights
(cost $—)		6

Short-Term Investments - 2.7%
United States - 2.7%

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 247

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CAC 40 Index Futures				83	EUR	4,220	08/15	62
DAX Index Futures				5	EUR	1,413	09/15	48
EURO STOXX 50 Index Futures				50	EUR	1,799	09/15	63
FTSE 100 Index Futures				32	GBP	2,129	09/15	8
Hang Seng Index Futures				23	HKD	28,205	08/15	(6)
IBEX 35 Index Futures				31	EUR	3,462	08/15	(8)
S&P E-Mini Utilities Select Sector Index Futures				260	USD	11,474	09/15	365
S&P Mid 500 E-Mini Index Futures				72	USD	7,554	09/15	43
S&P/TSX 60 Index Futures				30	CAD	5,107	09/15	(3)
SPI 200 Index Futures				42	AUD	5,934	09/15	107
TOPIX Index Futures				16	JPY	265,600	09/15	21
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								700

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Australia and New Zealand Banking Group	USD		55		HKD	426	08/03/15	—
Australia and New Zealand Banking Group	GBP		7		USD	11	08/03/15	—
Bank of America	USD		221		AUD	300	09/16/15	(2)
Bank of America	USD		459		AUD	600	09/16/15	(21)
Bank of America	USD		154		CAD	200	09/16/15	(1)
Bank of America	USD		243		CAD	300	09/16/15	(14)
Bank of America	USD		542		EUR	500	09/16/15	7
Bank of America	USD		1,129		EUR	1,000	09/16/15	(30)
Bank of America	USD		156		GBP	100	09/16/15	1
Bank of America	USD		461		GBP	300	09/16/15	7
Bank of America	USD		129		HKD	1,000	09/16/15	—
Bank of America	USD		1,813		HKD	14,059	09/16/15	—
Bank of America	USD		121		JPY	15,000	09/16/15	—
Bank of America	USD		161		JPY	20,000	09/16/15	—
Bank of America	AUD		150		USD	115	09/16/15	6
Bank of America	AUD		300		USD	222	09/16/15	3
Bank of America	CAD		150		USD	121	09/16/15	7
Bank of America	CAD		300		USD	235	09/16/15	6
Bank of America	EUR		1,000		USD	1,118	09/16/15	20
Bank of America	EUR		1,100		USD	1,212	09/16/15	3
Bank of America	GBP		100		USD	157	09/16/15	1
Bank of America	GBP		150		USD	232	09/16/15	(2)
Bank of America	HKD		1,000		USD	129	09/16/15	—
Bank of America	HKD		2,000		USD	258	09/16/15	—
Bank of America	JPY		10,000		USD	81	09/16/15	—
Bank of America	JPY		10,000		USD	81	09/16/15	—
Bank of New York	USD		541		AUD	700	09/16/15	(31)
Bank of New York	USD		972		AUD	1,274	09/16/15	(44)
Bank of New York	USD		82		CAD	100	09/16/15	(5)
Bank of New York	USD		407		CAD	500	09/16/15	(24)
Bank of New York	USD		454		EUR	400	09/16/15	(15)
Bank of New York	USD		1,129		EUR	1,000	09/16/15	(30)
Bank of New York	USD		2,366		EUR	2,102	09/16/15	(57)
Bank of New York	USD		158		GBP	100	09/16/15	(2)
Bank of New York	USD		388		GBP	250	09/16/15	2
Bank of New York	USD		129		HKD	1,000	09/16/15	—

See accompanying notes which are an integral part of this quarterly report.

248 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of New York	USD		516	HKD		4,000	09/16/15	—
Bank of New York	USD		81	JPY		10,000	09/16/15	—
Bank of New York	USD		243	JPY		30,000	09/16/15	(1)
Bank of New York	USD		440	JPY		54,613	09/16/15	1
Bank of New York	AUD		500	USD		370	09/16/15	6
Bank of New York	EUR		900	USD		1,003	09/16/15	14
Bank of New York	GBP		200	USD		310	09/16/15	(2)
BNP Paribas	AUD		450	USD		331	09/16/15	2
BNP Paribas	CAD		200	USD		153	09/16/15	1
BNP Paribas	EUR		600	USD		655	09/16/15	(5)
BNP Paribas	GBP		100	USD		156	09/16/15	—
BNP Paribas	HKD		2,000	USD		258	09/16/15	—
BNP Paribas	JPY		20,000	USD		161	09/16/15	—
Brown Brothers Harriman	USD		146	AUD		200	09/16/15	—
Brown Brothers Harriman	USD		191	CAD		250	09/16/15	—
Brown Brothers Harriman	USD		17	EUR		16	08/04/15	—
Brown Brothers Harriman	USD		74	EUR		68	08/04/15	—
Brown Brothers Harriman	USD		494	EUR		450	08/04/15	—
Brown Brothers Harriman	USD		659	EUR		600	09/16/15	—
Brown Brothers Harriman	USD		156	GBP		100	09/16/15	—
Brown Brothers Harriman	USD		193	HKD		1,500	09/16/15	—
Brown Brothers Harriman	USD		81	JPY		10,000	09/16/15	—
Brown Brothers Harriman	EUR		1,963	USD		2,155	08/04/15	—
Citigroup	USD		231	AUD		300	09/16/15	(11)
Citigroup	USD		466	CAD		606	08/05/15	(3)
Citigroup	USD		154	CAD		200	09/16/15	(1)
Citigroup	USD		200	CAD		250	09/16/15	(9)
Citigroup	USD		333	EUR		303	08/04/15	(1)
Citigroup	USD		217	EUR		200	09/16/15	3
Citigroup	USD		670	EUR		600	09/16/15	(9)
Citigroup	USD		157	GBP		100	09/16/15	(1)
Citigroup	USD		129	HKD		1,000	09/16/15	—
Citigroup	USD		258	HKD		2,000	09/16/15	—
Citigroup	USD		164	JPY		20,000	09/16/15	(2)
Citigroup	AUD		750	USD		544	09/16/15	(3)
Citigroup	CAD		100	USD		77	09/16/15	—
Citigroup	CAD		750	USD		575	09/16/15	1
Citigroup	EUR		300	USD		330	09/16/15	—
Citigroup	EUR		1,300	USD		1,443	09/16/15	15
Citigroup	GBP		60	USD		93	09/16/15	(1)
Citigroup	GBP		300	USD		467	09/16/15	(2)
Citigroup	HKD		3,500	USD		451	09/16/15	—
Citigroup	JPY		30,000	USD		243	09/16/15	1
Commonwealth Bank of Australia	USD		973	AUD		1,274	09/16/15	(44)
Commonwealth Bank of Australia	USD		4,028	CAD		4,973	09/16/15	(227)
Commonwealth Bank of Australia	USD		2,367	EUR		2,102	09/16/15	(57)
Commonwealth Bank of Australia	USD		440	JPY		54,613	09/16/15	1
Credit Suisse	USD		454	GBP		291	08/03/15	1
Credit Suisse	NZD		9	USD		6	08/03/15	—
Deutsche Bank	USD		310	AUD		400	09/16/15	(19)
Deutsche Bank	USD		327	CAD		400	09/16/15	(21)
Deutsche Bank	USD		72	EUR		66	08/04/15	1
Deutsche Bank	USD		911	EUR		800	09/16/15	(31)
Deutsche Bank	USD		159	GBP		100	09/16/15	(3)
Deutsche Bank	USD		129	HKD		1,000	09/16/15	—
Deutsche Bank	USD		387	HKD		3,000	09/16/15	—
Deutsche Bank	USD		163	JPY		20,000	09/16/15	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 249

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Deutsche Bank	AUD		655	USD		480	08/06/15	2
Deutsche Bank	AUD		200	USD		152	09/16/15	6
Deutsche Bank	AUD		300	USD		229	09/16/15	10
Deutsche Bank	AUD		300	USD		228	09/16/15	9
Deutsche Bank	CAD		300	USD		243	09/16/15	14
Deutsche Bank	CAD		300	USD		239	09/16/15	9
Deutsche Bank	EUR		200	USD		224	09/16/15	4
Deutsche Bank	EUR		700	USD		777	09/16/15	8
Deutsche Bank	GBP		100	USD		157	09/16/15	1
Deutsche Bank	GBP		120	USD		187	09/16/15	—
Deutsche Bank	HKD		800	USD		103	09/16/15	—
Deutsche Bank	HKD		2,000	USD		258	09/16/15	—
Deutsche Bank	HKD		2,000	USD		258	09/16/15	—
Deutsche Bank	JPY		10,000	USD		81	09/16/15	1
Deutsche Bank	JPY		20,000	USD		162	09/16/15	—
Deutsche Bank	JPY		20,000	USD		163	09/16/15	1
HSBC	USD		972	AUD		1,274	09/16/15	(44)
HSBC	USD		2,368	EUR		2,102	09/16/15	(58)
HSBC	USD		3,259	GBP		2,130	09/16/15	66
HSBC	USD		1,813	HKD		14,059	09/16/15	—
HSBC	USD		440	JPY		54,613	09/16/15	1
JPMorgan Chase	CAD		200	USD		158	09/16/15	5
JPMorgan Chase	JPY		20,000	USD		163	09/16/15	2
National Australia Bank	USD		972	AUD		1,274	09/16/15	(43)
National Australia Bank	USD		2,367	EUR		2,102	09/16/15	(57)
National Australia Bank	USD		440	JPY		54,613	09/16/15	1
Royal Bank of Canada	USD		443	EUR		400	09/16/15	(4)
Royal Bank of Canada	USD		129	HKD		1,000	09/16/15	—
Standard Chartered	USD		973	AUD		1,274	09/16/15	(44)
Standard Chartered	USD		2,367	EUR		2,102	09/16/15	(57)
Standard Chartered	USD		439	JPY		54,613	09/16/15	1
State Street	USD		35	AUD		47	08/04/15	—
State Street	USD		41	AUD		56	08/05/15	—
State Street	USD		20	AUD		28	08/06/15	—
State Street	USD		68	AUD		92	08/06/15	—
State Street	USD		145	AUD		200	09/16/15	—
State Street	USD		115	CAD		150	09/16/15	(1)
State Street	USD		2	EUR		2	08/03/15	—
State Street	USD		62	EUR		56	08/03/15	—
State Street	USD		62	EUR		57	08/03/15	—
State Street	USD		87	EUR		80	08/03/15	1
State Street	USD		186	EUR		169	08/03/15	(1)
State Street	USD		741	EUR		680	08/03/15	6
State Street	USD		3	EUR		3	08/04/15	—
State Street	USD		42	EUR		38	08/04/15	—
State Street	USD		2	EUR		2	08/05/15	—
State Street	USD		546	EUR		500	09/16/15	3
State Street	USD		664	GBP		425	08/04/15	—
State Street	USD		156	GBP		100	09/16/15	—
State Street	USD		258	HKD		2,000	09/16/15	—
State Street	USD		81	JPY		10,000	09/16/15	—
State Street	USD		178	SGD		243	08/03/15	(1)
State Street	USD		473	SGD		650	08/04/15	1
State Street	USD		197	SGD		270	08/05/15	(1)
State Street	AUD		39	USD		28	08/03/15	—
State Street	AUD		588	USD		430	08/04/15	—
State Street	CAD		35	USD		27	08/03/15	—

See accompanying notes which are an integral part of this quarterly report.

250 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	CAD	—	USD	—		08/04/15	—
State Street	CAD	8	USD	6		08/04/15	—
State Street	CAD	255	USD	195		08/06/15	—
State Street	EUR	54	USD	61		08/03/15	2
State Street	EUR	599	USD	654		08/03/15	(4)
State Street	EUR	1,970	USD	2,151		08/03/15	(12)
State Street	EUR	300	USD	330		09/16/15	—
State Street	GBP	10	USD	15		08/03/15	—
State Street	GBP	14	USD	21		08/03/15	—
State Street	HKD	124	USD	16		08/03/15	—
State Street	HKD	1,617	USD	209		08/04/15	—
State Street	HKD	2,000	USD	258		09/16/15	—
State Street	JPY	1,289	USD	10		08/03/15	—
State Street	JPY	2,218	USD	18		08/03/15	—
State Street	JPY	4,461	USD	36		08/04/15	—
State Street	JPY	6,647	USD	54		08/05/15	—
State Street	JPY	10,000	USD	81		09/16/15	—
State Street	NZD	18	USD	12		08/04/15	—
State Street	PHP	2	USD	—		08/04/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(795)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—	$126,303			$—		$126,303
Austria	—		5,931		—		5,931
Belgium	—		1,952		—		1,952
Bermuda	638		1,541		—		2,179
Brazil	14,385		—		—		14,385
Canada	108,010		—		—		108,010
Chile	5,137		—		—		5,137
China	—		29,706		—		29,706
France	—	118,768			—		118,768
Germany	—		20,440		—		20,440
Hong Kong	—		51,455		—		51,455
India	—		3,965		—		3,965
Indonesia	—		2,076		—		2,076
Italy	2,365	126,501			—		128,866
Japan	—		52,600		—		52,600
Luxembourg	—		15,421		—		15,421
Malaysia	—		4,253		—		4,253
Marshall Islands	3,650		—		—		3,650
Mexico	19,604		—		—		19,604
Netherlands	—		1,932		—		1,932
New Zealand	—		14,701		—		14,701
Norway	—		368		—		368
Philippines	—		6,248		—		6,248
Portugal	—		2,639		—		2,639
Singapore	—		16,598		—		16,598
Spain	—		64,520		—		64,520
Switzerland	—		23,714		—		23,714
United Kingdom	10,576		86,231		—		96,807
United States	502,504		6,295		—		508,799

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 251

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Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Warrants & Rights	—	6	—	6
Short-Term Investments	—	40,646	—	40,646
Other Securities	—	40,872	—	40,872
Total Investments	666,869	865,682	—	1,532,551

Other Financial Instruments
Futures Contracts	700	—	—	700
Foreign Currency Exchange Contracts	(10)	(785)	—	(795)
Total Other Financial Instruments*	$690	$(785)	$—	$(95)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

252 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.8%			France - 3.8%
Australia - 5.2%			Fonciere Des Regions(ö)	79,448	6,857
BGP Holdings PLC(Å)(Æ)	4,619,419	—	Gecina SA(ö)	13,707	1,753
Dexus Property Group(ö)	316,527	1,796	Icad, Inc.(ö)	69,608	5,162
Federation Centres(ö)	7,675,985	16,816	Klepierre - GDR(ö)	512,442	23,307
Goodman Group(ö)	1,700,142	8,101	Mercialys SA(ö)	105,374	2,403
GPT Group (The)(ö)	862,662	2,903	Unibail-Rodamco SE(ö)	81,350	21,654
Investa Office Fund(ö)	287,843	832			61,136
Mirvac Group(ö)	1,497,951	2,067
Scentre Group(Æ)(ö)	6,216,023	18,002	Germany – 2.0%
Shopping Centres Australasia Property			ADO Properties SA(Å)(Æ)	32,911	707
Group(ö)	97,382	152	alstria office REIT-AG(Æ)(ö)	13,832	191
Stockland(ö)	3,078,542	9,552	Deutsche Annington Immobilien SE	111,461	3,483
Westfield Corp.(Æ)(ö)	3,354,185	24,557	Deutsche EuroShop AG	14,336	640
		84,778	Deutsche Wohnen AG	812,118	20,096
			LEG Immobilien AG(Æ)	87,704	6,389
Austria - 0.0%			Prime Office AG(Æ)	29,016	149
Atrium European Real Estate, Ltd.(Æ)	129,765	602			31,655
Buwog AG(Æ)	2,120	43
		645	Hong Kong - 9.2%
			Champion REIT(Æ)(ö)	1,117,012	619
Brazil - 0.1%			Cheung Kong Property Holdings Ltd.(Æ)	934,000	7,783
BR Malls Participacoes SA	196,691	738	Hang Lung Properties, Ltd. - ADR	463,000	1,322
BR Properties SA	172,400	571	Henderson Land Development Co., Ltd.	500,838	3,305
Iguatem Emp De Shopping Centers			Hongkong Land Holdings, Ltd.	3,857,367	29,825
SA(Æ)	124,600	871	Hysan Development Co., Ltd.	1,201,000	5,133
		2,180	Kerry Properties, Ltd.	1,069,500	3,985
			Link REIT (The)(ö)	3,105,797	18,255
Canada - 1.3%			New World Development Co., Ltd.	15,209,197	18,359
Allied Properties Real Estate Investment			Sino Land Co., Ltd.	712,000	1,105
Trust(Ñ)(ö)	173,600	4,834	Sun Hung Kai Properties, Ltd.	2,585,982	39,878
Boardwalk Real Estate Investment			Swire Properties, Ltd.	2,431,400	7,844
Trust(Ñ)(ö)	28,820	1,268	Wharf Holdings, Ltd. (The)	1,662,940	10,547
Brookfield Canada Office Pro REIT(Æ)					147,960
(ö)	49,304	978
Canadian Apartment Properties REIT(ö)	9,559	205	Ireland - 0.1%
Canadian Real Estate Investment			Hibernia Reit Public Limited Co.(Æ)	635,162	915
Trust(ö)	89,100	2,897
Crombie Real Estate Investment			Italy - 0.4%
Trust(Æ)(ö)	62,380	604	Beni Stabili SpA SIIQ(Ñ)(ö)	7,716,729	6,091
First Capital Realty, Inc. Class A	103,098	1,459
H&R Real Estate Investment Trust(Ñ)(ö)	176,700	3,017	Japan - 10.7%
Pure Industrial Real Estate Trust(Æ)	220,275	778	Activia Properties, Inc.(Ñ)(ö)	504	4,235
RioCan Real Estate Investment Trust(ö)	222,360	4,555	Advance Residence Investment Corp.(ö)	293	639
Smart Real Estate Investment(Æ)	17,860	414	Aeon Mall Co., Ltd.	291,800	5,474
		21,009	Daiwa House Residential Investment
			Corp.(Æ)	176	694
China - 0.3%			Daiwa Office Investment Corp.(ö)	117	578
China Resources Land, Ltd.	50,000	140	Frontier Real Estate Investment Corp.(ö)	53	231
China Vanke Co., Ltd.(Æ)(Ñ)	1,960,800	4,649	GLP J-Reit(ö)	1,151	1,107
Dalian Wanda Commercial Properties			Hulic Co., Ltd.	184,700	1,832
Co., Ltd. Class H(Å)	55,100	399	Hulic Reit, Inc.(ö)	4,717	6,235
Sino-Ocean Land Holdings, Ltd.	704,000	481	Japan Hotel REIT Investment Corp.(Æ)	5,982	3,868
		5,669	Japan Real Estate Investment Corp.(ö)	1,300	5,829
			Japan Retail Fund Investment Corp.(ö)	5,240	10,267
Finland - 0.2%			Kenedix Office Investment Corp. Class
Citycon OYJ(Æ)	793,092	2,103	A(ö)	64	296
Sponda OYJ	295,738	1,177	Kenedix Retail REIT Corp.(ö)	793	1,769
		3,280	Mitsubishi Estate Co., Ltd.	1,984,000	44,202
			Mitsui Fudosan Co., Ltd.	1,667,350	47,309

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 253

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mori Hills REIT Investment Corp. Class			United Kingdom - 7.3%
A(ö)	1,908	2,236	Big Yellow Group PLC(ö)	705,656	7,762
Nippon Building Fund, Inc.(ö)	618	2,761	British Land Co. PLC (The)(ö)	582,029	7,641
Nippon Prologis REIT, Inc.(ö)	1,047	2,064	Capital & Counties Properties PLC	159,422	1,148
Nomura Master Real Estate Fund, Inc.			Capital & Regional PLC(ö)	1,449,662	1,398
(Æ)(Ñ)	3,404	4,088	Derwent London PLC(ö)	218,764	12,414
Nomura Real Estate Office Fund, Inc.			Grainger PLC	114,089	425
Class A(Ñ)(ö)	592	2,531	Great Portland Estates PLC(ö)	797,950	10,371
NTT Urban Development Corp.	159,500	1,567	Green REIT PLC(Æ)	341,676	576
Orix JREIT, Inc.(ö)	2,531	3,446	Hammerson PLC(ö)	1,973,354	20,272
Premier Investment Corp.(ö)	30	157	Helical Bar PLC	9,223	61
Sumitomo Realty & Development Co.,			Intu Properties PLC Class H(ö)	430,667	2,216
Ltd.	264,000	9,257	Land Securities Group PLC(ö)	1,891,722	38,334
Tokyo Tatemono Co., Ltd.	190,200	2,669	LondonMetric Property PLC(ö)	31,944	81
Tokyu Fudosan Holdings Corp.	672,000	5,063	LXB Retail Properties(Æ)	837,116	1,106
Tokyu REIT, Inc.(ö)	123	142	Quintain Estates & Development
United Urban Investment Corp.(ö)	2,255	3,273	PLC(Æ)	1,615,533	3,324
		173,819	Safestore Holdings PLC(ö)	58,891	277
			Segro PLC(ö)	320,937	2,247
Netherlands - 1.7%			Shaftesbury PLC(ö)	69,668	1,015
Eurocommercial Properties NV	46,760	2,019	ST Modwen Properties PLC	101,285	753
NSI NV(ö)	1,210,249	5,424	UNITE Group PLC (The)	421,073	4,148
Wereldhave NV(ö)	339,264	20,072	Urban&Civic plc(Æ)	321,857	1,291
		27,515	Workspace Group PLC(ö)	29,826	453
					117,313
Norway - 0.1%
Entra ASA(Æ)(Þ)	139,585	1,269	United States - 51.1%
Norwegian Property ASA(Æ)	217,658	253	Acadia Realty Trust(ö)	33,438	1,069
		1,522	Alexandria Real Estate Equities, Inc.(ö)	15,120	1,402
			American Campus Communities, Inc.(ö)	110,191	4,112
Singapore - 1.7%			American Homes 4 Rent Class A(ö)	21,168	350
Ascendas Real Estate Investment			American Tower Corp. Class A(ö)	25,900	2,463
Trust(Æ)(ö)	4,091,800	7,213	Apartment Investment & Management
CapitaLand Commercial Trust(Æ)(ö)	200,900	209	Co. Class A(ö)	327,357	12,793
CapitaLand Mall Trust Class A(Æ)(ö)	463,600	678	AvalonBay Communities, Inc.(ö)	230,199	39,673
CapitaLand, Ltd.	5,165,700	12,195	Belmond, Ltd. Class A(Æ)	397,296	4,811
Global Logistic Properties, Ltd.	3,581,100	6,024	BioMed Realty Trust, Inc.(Ñ)(ö)	547,830	11,800
Mapletree Industrial Trust(Æ)(ö)	1,294,400	1,439	Boston Properties, Inc.(ö)	226,540	27,928
UOL Group, Ltd.	108,180	531	Brixmor Property Group, Inc.(ö)	308,133	7,540
		28,289	Camden Property Trust(ö)	157,832	12,568
			Chesapeake Lodging Trust(ö)	118,538	3,802
Spain - 0.3%			Corporate Office Properties Trust(ö)	76,761	1,775
Hispania Activos Inmobiliarios SA(Æ)	279,426	4,267
Lar Espana Real Estate Socimi SA(Ñ)(ö)	147,601	1,455	Cousins Properties, Inc.(ö)	806,584	8,372
		5,722	CubeSmart Class A(ö)	40,711	1,065
			CyrusOne, Inc.(ö)	161,569	4,967
Sweden - 0.8%			DDR Corp.(ö)	742,756	12,107
Atrium Ljungberg AB(Æ)	53,603	740	DiamondRock Hospitality Co.(ö)	323,232	4,076
Castellum AB	230,303	3,280	Douglas Emmett, Inc.(ö)	353,103	10,349
Fabege AB	228,896	3,178	Duke Realty Corp.(ö)	131,814	2,659
Hufvudstaden AB Class A	186,035	2,406	EastGroup Properties, Inc.(ö)	55,123	3,318
Wihlborgs Fastigheter AB	156,166	2,685	Education Realty Trust, Inc.(ö)	122,173	3,866
		12,289	Empire State Realty Trust, Inc. Class
			A(ö)	647,015	11,504
Switzerland - 0.5%			Equinix, Inc.(ö)	25,400	7,084
Mobimo Holding AG(Æ)	890	189	Equity LifeStyle Properties, Inc. Class
PSP Swiss Property AG(Æ)	43,736	3,926	A(ö)	76,667	4,437
Swiss Prime Site AG Class A(Æ)	43,875	3,496	Equity One, Inc.(ö)	9,648	248
		7,611	Equity Residential(ö)	574,553	42,982
			Essex Property Trust, Inc.(ö)	55,177	12,410
			Extended Stay America, Inc.	147,040	2,794

See accompanying notes which are an integral part of this quarterly report.

254 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Extra Space Storage, Inc.(ö)	328,959	24,185		WP GLIMCHER, Inc.(ö)	273,337		3,701
Federal Realty Investment Trust(ö)	112,024	15,324		Xenia Hotels & Resorts, Inc.(ö)	38,604		800
Forest City Enterprises, Inc. Class A(Æ)	59,219	1,383					826,582
General Growth Properties, Inc.(ö)	412,202	11,187
Gramercy Property Trust, Inc.(ö)	211,638	5,177		Total Common Stocks
HCP, Inc.(ö)	15,006	580		(cost $1,288,489)			1,565,980
Health Care REIT, Inc.(ö)	298,849	20,731
Healthcare Realty Trust, Inc.(ö)	267,841	6,439		Warrants & Rights - 0.0%
Healthcare Trust of America, Inc. Class			Spain	- 0.0%
A(ö)	324,574	8,157		Lar Espana Real Estate(Æ)
Hilton Worldwide Holdings, Inc.(Æ)	348,861	9,367		2015 Rights	147,601		179
Host Hotels & Resorts, Inc.(ö)	1,137,485	22,045
Hudson Pacific Properties, Inc.(ö)	293,373	9,030		Total Warrants & Rights
InfraREIT, Inc.(ö)	104,648	3,509		(cost $—)			179
Kilroy Realty Corp.(ö)	172,532	12,224
Kimco Realty Corp.(ö)	276,175	6,824	Short	-Term Investments - 1.4%
La Quinta Holdings, Inc.(Æ)	115,273	2,446		United States - 1.4%
LaSalle Hotel Properties(ö)	155,399	5,170		Russell U.S. Cash Management Fund	22,537,519	(8)	22,538
Liberty Property Trust(ö)	102,176	3,477		Total Short-Term Investments
Macerich Co. (The)(ö)	117,868	9,330		(cost $22,538)			22,538
Mack-Cali Realty Corp.(ö)	153,357	3,196
Merrill Corp.(Æ)	34,051	373		Other Securities - 1.8%
Mid-America Apartment Communities,				Russell U.S. Cash Collateral Fund(×)	28,297,868	(8)	28,298
Inc.(ö)	133,865	10,755		Total Other Securities
Monogram Residential Trust, Inc.(ö)	39,019	364		(cost $28,298)			28,298
National Health Investors, Inc.(ö)	53,000	3,458
National Retail Properties, Inc.(ö)	94,204	3,502		Total Investments 100.0%
Omega Healthcare Investors, Inc.(ö)	210,558	7,635		(identified cost $1,339,325)			1,616,995
Paramount Group, Inc.(ö)	94,852	1,695
Piedmont Office Realty Trust, Inc. Class
A(ö)	235,767	4,293		Other Assets and Liabilities, Net
Prologis, Inc.(ö)	611,588	24,837	-	(0.0%)			(397)
Public Storage(ö)	170,933	35,072		Net Assets - 100.0%			1,616,598
QTS Realty Trust, Inc. Class A(ö)	93,013	3,860
Realty Income Corp.(Ñ)(ö)	147,607	7,128
Regency Centers Corp.(ö)	249,368	15,952
Retail Opportunity Investments Corp.(ö)	298,650	5,122
Rexford Industrial Realty, Inc.(ö)	258,597	3,768
RLJ Lodging Trust(ö)	153,778	4,587
Senior Housing Properties Trust(ö)	177,093	3,058
Simon Property Group, Inc.(ö)	530,701	99,358
SL Green Realty Corp.(ö)	115,963	13,352
Sovran Self Storage, Inc.(ö)	25,445	2,423
Spirit Realty Capital, Inc.(ö)	518,514	5,263
Starwood Hotels & Resorts Worldwide,
Inc.	113,755	9,039
Starwood Waypoint Residential Trust(ö)	261,975	6,413
STORE Capital Corp.(ö)	153,734	3,228
Strategic Hotels & Resorts, Inc.(Æ)(ö)	284,279	3,886
Sun Communities, Inc.(ö)	142,664	9,917
Tanger Factory Outlet Centers, Inc.(ö)	167,872	5,453
Taubman Centers, Inc.(ö)	114,330	8,552
UDR, Inc.(ö)	369,595	12,496
Urban Edge Properties(ö)	34,041	731
Ventas, Inc.(ö)	282,124	18,928
Vornado Realty Trust(ö)	348,126	33,960
Washington Real Estate Investment
Trust(ö)	130,700	3,508
Weingarten Realty Investors(ö)	170,842	6,010

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 255

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.1%
ADO Properties SA		07/23/15	EUR			32,911	21.90	721	707
BGP Holdings PLC		08/26/09	AUD		4,619,419		—	—	—
Dalian Wanda Commercial Properties Co., Ltd.		12/23/14	HKD			55,100	7.40	408	399
									1,106
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
Dow Jones US Real Estate Index Futures				494	USD	14,425	09/15		110
FTSE/EPRA Europe Index Futures				307	EUR	6,901	09/15		168
Hang Seng Index Futures				24	HKD	29,431	08/15		(24)
MSCI Singapore IX Index ETS Futures				26	SGD	1,846	08/15		(39)
S&P/TSX 60 Index Futures				11	CAD	1,873	09/15		(1)
SPI 200 Index Futures				29	AUD	4,097	09/15		40
TOPIX Index Futures				44	JPY	730,400	09/15		36
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									290

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD		222		AUD	300	09/16/15		(3)
Bank of America	USD		368		AUD	500	09/16/15		(3)
Bank of America	USD		78		CAD	100	09/16/15		(2)
Bank of America	USD		231		CAD	300	09/16/15		(1)
Bank of America	USD		867		EUR	800	09/16/15		12
Bank of America	USD		452		HKD	3,500	09/16/15		—
Bank of America	USD	1,039			HKD	8,054	09/16/15		—
Bank of America	USD		406		JPY	50,000	09/16/15		(2)
Bank of America	USD		644		JPY	80,000	09/16/15		2
Bank of America	USD		110		SGD	150	09/16/15		(1)
Bank of America	USD		146		SGD	200	09/16/15		—
Bank of America	USD		513		SGD	695	09/16/15		(7)
Bank of America	AUD		300		USD	230	09/16/15		11
Bank of America	CAD		200		USD	162	09/16/15		9
Bank of America	EUR		2		USD	2	08/03/15		—
Bank of America	EUR	1,000			USD	1,129	09/16/15		30
Bank of America	HKD	3,000			USD	387	09/16/15		—
Bank of America	JPY	70,000			USD	564	09/16/15		(1)
Bank of Montreal	USD		77		AUD	100	09/16/15		(4)
Bank of Montreal	USD		227		EUR	200	09/16/15		(8)
Bank of Montreal	USD		129		HKD	1,000	09/16/15		—
Bank of Montreal	USD		163		JPY	20,000	09/16/15		(2)
Bank of New York	AUD		120		USD	93	09/16/15		5
Bank of New York	CAD		366		USD	281	08/05/15		1
Bank of New York	EUR		100		USD	113	09/16/15		3
Bank of New York	JPY	10,000			USD	81	09/16/15		—
Bank of New York	SGD		300		USD	223	09/16/15		4

See accompanying notes which are an integral part of this quarterly report.

256 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
BNP Paribas	USD		220	EUR		200	09/16/15	(1)
BNP Paribas	USD		258	HKD		2,000	09/16/15	—
Brown Brothers Harriman	USD		11	EUR		10	08/04/15	—
Brown Brothers Harriman	USD		180	EUR		164	08/04/15	—
Brown Brothers Harriman	GBP		52	USD		81	08/04/15	—
Brown Brothers Harriman	GBP		129	USD		201	08/04/15	—
Citigroup	USD		77	AUD		100	09/16/15	(4)
Citigroup	USD		81	CAD		100	09/16/15	(5)
Citigroup	USD		227	EUR		200	09/16/15	(7)
Citigroup	USD		129	HKD		1,000	09/16/15	—
Citigroup	USD		162	JPY		20,000	09/16/15	(1)
Citigroup	USD		75	SGD		100	09/16/15	(2)
Citigroup	AUD		100	USD		74	09/16/15	1
Citigroup	AUD		200	USD		147	09/16/15	1
Citigroup	AUD		400	USD		290	09/16/15	(2)
Citigroup	CAD		100	USD		77	09/16/15	1
Citigroup	CAD		100	USD		77	09/16/15	—
Citigroup	CAD		200	USD		153	09/16/15	—
Citigroup	EUR		300	USD		330	09/16/15	—
Citigroup	EUR		700	USD		777	09/16/15	9
Citigroup	HKD		2,000	USD		258	09/16/15	—
Citigroup	HKD		3,300	USD		426	09/16/15	—
Citigroup	JPY		10,000	USD		81	09/16/15	—
Citigroup	JPY		40,000	USD		323	09/16/15	—
Citigroup	JPY		80,000	USD		649	09/16/15	3
Citigroup	SGD		100	USD		73	09/16/15	—
Deutsche Bank	AUD		150	USD		114	09/16/15	5
Deutsche Bank	EUR		250	USD		281	09/16/15	7
Deutsche Bank	HKD		1,000	USD		129	09/16/15	—
Deutsche Bank	JPY		15,000	USD		123	09/16/15	1
Deutsche Bank	JPY		20,000	USD		163	09/16/15	1
Deutsche Bank	SGD		250	USD		185	09/16/15	3
Goldman Sachs	AUD		150	USD		116	09/16/15	7
Goldman Sachs	CAD		100	USD		81	09/16/15	5
Goldman Sachs	EUR		250	USD		282	09/16/15	8
Goldman Sachs	HKD		1,500	USD		193	09/16/15	—
Goldman Sachs	JPY		30,000	USD		243	09/16/15	1
Goldman Sachs	SGD		100	USD		74	09/16/15	1
HSBC	USD		1,039	HKD		8,054	09/16/15	—
HSBC	USD		513	SGD		695	09/16/15	(7)
State Street	USD		292	AUD		400	08/04/15	—
State Street	USD		321	AUD		441	08/05/15	1
State Street	USD		407	AUD		556	08/06/15	(1)
State Street	USD		154	AUD		200	09/16/15	(8)
State Street	USD		1,378	AUD		1,900	09/16/15	7
State Street	USD		1,955	AUD		2,562	09/16/15	(87)
State Street	USD		4	BRL		14	08/03/15	—
State Street	USD		81	CAD		100	09/16/15	(5)
State Street	USD		691	CAD		900	09/16/15	(3)
State Street	USD		932	CAD		1,150	09/16/15	(53)
State Street	USD		3	EUR		2	08/03/15	(1)
State Street	USD		449	EUR		400	09/16/15	(9)
State Street	USD		3,816	EUR		3,500	09/16/15	30
State Street	USD		5,654	EUR		5,017	09/16/15	(141)
State Street	USD		266	HKD		2,062	08/03/15	—
State Street	USD		33	HKD		256	08/04/15	—
State Street	USD		119	HKD		921	08/04/15	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 257

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	USD	198	HKD	1,534	08/04/15	—
State Street	USD	129	HKD	1,000	09/16/15	—
State Street	USD	1,870	HKD	14,500	09/16/15	—
State Street	USD	243	JPY	30,000	09/16/15	(1)
State Street	USD	2,814	JPY	350,000	09/16/15	12
State Street	USD	3,465	JPY	430,447	09/16/15	10
State Street	USD	28	SGD	38	08/03/15	—
State Street	USD	74	SGD	101	08/05/15	—
State Street	USD	89	SGD	120	09/16/15	(2)
State Street	USD	508	SGD	700	09/16/15	2
State Street	AUD	27	USD	19	08/03/15	(1)
State Street	AUD	394	USD	288	08/04/15	—
State Street	AUD	428	USD	312	08/05/15	(1)
State Street	AUD	1,841	USD	1,339	08/05/15	(7)
State Street	AUD	544	USD	398	08/06/15	1
State Street	AUD	100	USD	73	09/16/15	—
State Street	BRL	221	USD	65	08/04/15	1
State Street	CAD	14	USD	11	08/03/15	—
State Street	CHF	42	USD	43	08/03/15	—
State Street	EUR	1,925	USD	2,098	08/03/15	(16)
State Street	EUR	18	USD	20	08/04/15	—
State Street	EUR	92	USD	100	08/04/15	(1)
State Street	EUR	200	USD	220	09/16/15	—
State Street	GBP	—	USD	—	08/03/15	—
State Street	GBP	3	USD	5	08/03/15	—
State Street	GBP	7	USD	10	08/03/15	—
State Street	GBP	704	USD	1,095	08/03/15	(4)
State Street	HKD	130	USD	17	08/03/15	—
State Street	HKD	2,719	USD	351	08/03/15	—
State Street	HKD	17,690	USD	2,282	08/03/15	—
State Street	HKD	4,054	USD	523	08/04/15	—
State Street	JPY	3,520	USD	29	08/03/15	1
State Street	JPY	14,252	USD	114	08/04/15	(1)
State Street	JPY	67,047	USD	539	08/04/15	(2)
State Street	JPY	80,474	USD	646	08/04/15	(3)
State Street	JPY	373,377	USD	3,001	08/04/15	(12)
State Street	JPY	8,544	USD	69	08/05/15	—
State Street	JPY	25,000	USD	202	09/16/15	—
State Street	NOK	121	USD	15	08/03/15	—
State Street	SEK	347	USD	40	08/03/15	—
State Street	SGD	561	USD	408	08/04/15	(1)
UBS	AUD	100	USD	77	09/16/15	3
UBS	EUR	100	USD	113	09/16/15	3
UBS	JPY	15,000	USD	122	09/16/15	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(220)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives			Notional		Termination	Fair Value
Underlying Security	Counterparty		Amount		Date	$
iShares U.S. Real Estate ETF Index	Bank of America		USD	9,482	08/31/15	(52)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(52)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate.

See accompanying notes which are an integral part of this quarterly report.

258 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$—	$84,778			$—		$84,778
Austria	—	645			—		645
Brazil	2,180	—			—		2,180
Canada	21,009	—			—		21,009
China	—	5,669			—		5,669
Finland	—	3,280			—		3,280
France	12,581	48,555			—		61,136
Germany	898	30,757			—		31,655
Hong Kong	7,783	140,177			—		147,960
Ireland	—	915			—		915
Italy	—	6,091			—		6,091
Japan	—	173,819			—		173,819
Netherlands	—	27,515			—		27,515
Norway	—	1,522			—		1,522
Singapore	—	28,289			—		28,289
Spain	—	5,722			—		5,722
Sweden	—	12,289			—		12,289
Switzerland	—	7,611			—		7,611
United Kingdom	—	117,313			—		117,313
United States	826,209	373			—		826,582
Warrants & Rights	179	—			—		179
Short-Term Investments	—	22,538			—		22,538
Other Securities	—	28,298			—		28,298
Total Investments	870,839	746,156			—		1,616,995

Other Financial Instruments
Futures Contracts	290	—			—		290
Foreign Currency Exchange Contracts	(47)	(173)			—		(220)
Total Return Swap Contracts	—	(52)			—		(52)
Total Other Financial Instruments*	$243	$(225)			$—		$18

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 259

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 15.9%			Cenveo Corp.
Asset-Backed Securities - 0.2%			6.000% due 08/01/19 (Þ)	315		282
Carrington Mortgage Loan Trust			8.500% due 09/15/22	195		155
Series 2006-NC5 Class A5			Chester Downs & Marina LLC /
0.262% due 01/25/37 (Ê)	511	381	Chester Downs Finance Corp.
Countrywide Asset-Backed			9.250% due 02/01/20 (Þ)	570		436
Certificates			Citgo Holding, Inc.
Series 2004-5 Class M1			10.750% due 02/15/20 (Þ)	375		383
1.046% due 08/25/34 (Ê)	244	230	Claire's Stores, Inc.
Series 2005-11 Class AF3			9.000% due 03/15/19 (Þ)	470		407
4.778% due 02/25/36	200	206	Clear Channel Communications,
Series 2006-5 Class 2A2			Inc.
0.371% due 08/25/36 (Ê)	133	131	12.000% due 02/01/21	73		48
OneMain Financial			Cornerstone Chemical Co.
Series 2015-2A Class A			9.375% due 03/15/18 (Þ)	585		611
2.570% due 07/18/25 (Þ)	200	200	Credit Acceptance Co.
		1,148	6.125% due 02/15/21	250		251
Corporate Bonds and Notes - 5.6%			Credit Acceptance Corp.
Advanced Micro Devices, Inc.			7.375% due 03/15/23 (Þ)	65		67
7.750% due 08/01/20	210	141	Cumulus Media Holdings, Inc.
7.500% due 08/15/22	140	97	7.750% due 05/01/19	340		298
7.000% due 07/01/24	500	333	Discover Bank
Aegis, Merger Sub, Inc.			Series BKNT
10.250% due 02/15/23 (Å)	60	62	3.100% due 06/04/20	610		613
Albertsons, Inc.			DISH DBS Corp.
7.450% due 08/01/29	455	449	5.000% due 03/15/23	40		38
8.000% due 05/01/31	575	578	5.875% due 11/15/24	120		116
Ally Financial, Inc.			Dynegy, Inc.
3.600% due 05/21/18	400	403	7.625% due 11/01/24 (Þ)	410		423
Alpha Natural Resources, Inc.			Energy Transfer Equity, LP
3.750% due 12/15/17	265	8	5.875% due 01/15/24	430		438
6.000% due 06/01/19	575	18	EXCO Resources, Inc.
6.250% due 06/01/21	360	11	8.500% due 04/15/22	305		104
Altice US Finance II Corp.			Frontier Communications Corp.
7.750% due 07/15/25 (Þ)	200	199	7.625% due 04/15/24	300		273
American Energy-Permian Basin,			GenOn Americas Generation LLC
LLC/AEPB Finance Corp.			8.500% due 10/01/21	45		42
7.125% due 11/01/20 (Þ)	155	94	9.125% due 05/01/31	615		553
7.375% due 11/01/21 (Þ)	230	135	Genworth Holdings, Inc.
APX Group, Inc.			7.200% due 02/15/21	145		153
6.375% due 12/01/19	190	186	6.500% due 06/15/34	170		150
8.750% due 12/01/20	950	862	6.150% due 11/15/66	160		95
Aruba Investments, Inc.			Guitar Center, Inc.
8.750% due 02/15/23 (Þ)	180	185	6.500% due 04/15/19	370		336
Aurora Diagnostics Holdings LLC			9.625% due 04/15/20	710		564
/ Aurora Diagnostics Financing,			Gymboree Corp. (The)
Inc.			5.000% due 02/23/18 (Ê)	410		292
10.750% due 01/15/18	415	345	Harland Clarke Holdings Corp.
Basic Energy Services, Inc.			9.250% due 03/01/21 (Þ)	505		455
7.750% due 02/15/19	380	284	Hexion, Inc.
7.750% due 10/15/22	175	127	6.625% due 04/15/20	360		330
BMC Software Finance, Inc.			10.000% due 04/15/20	265		271
8.125% due 07/15/21 (Þ)	650	484	iHeartCommunications, Inc.
Bon-Ton Department Stores, Inc.			10.000% due 01/15/18	285		228
(The)			9.000% due 03/01/21	215		195
8.000% due 06/15/21	475	356	Illinois Power Generating Co.
Boxer Parent Co., Inc.			6.300% due 04/01/20	240		217
9.000% due 10/15/19 (Þ)	300	186	Series F
Caesars Entertainment Operating			7.950% due 06/01/32	295		278
Co., Inc.			JC Penney Corp., Inc.
11.250% due 06/01/17 (Þ)	120	99	5.750% due 02/15/18	115		112
9.000% due 02/15/20	1,810	1,494	8.125% due 10/01/19	210		209

See accompanying notes which are an integral part of this quarterly report.

260 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.650% due 06/01/20	710	639	8.750% due 03/15/32	625	591
Kennedy-Wilson, Inc.			SUPERVALU, Inc.
5.875% due 04/01/24	285	283	6.750% due 06/01/21	300	306
Kindred Healthcare, Inc.			7.750% due 11/15/22	160	169
8.000% due 01/15/20 (Þ)	250	271	The ServiceMaster Co.
Lehman Brothers Holdings, Inc.			7.450% due 08/15/27	220	221
5.250% due 01/24/49(Æ)(Ø)	5,000	550	Time Warner Cable, Inc.
Liberty Interactive LLC			6.750% due 06/15/39	80	83
4.000% due 11/15/29	278	172	5.500% due 09/01/41	110	101
8.250% due 02/01/30	310	329	Toys R Us Delaware, Inc.
3.750% due 02/15/30	536	322	10.000% due 10/24/19 (Ê)	302	301
Memorial Production Partners, LP			Toys R Us, Inc.
/ Memorial Production Finance			10.375% due 08/15/17	930	749
Corp.			Walter Energy, Inc.
7.625% due 05/01/21	360	302	9.875% due 12/15/20	760	7
6.875% due 08/01/22	20	16	8.500% due 04/15/21	665	7
Mohegan Tribal Gaming Authority					32,333
9.750% due 09/01/21	955	1,006	International Debt - 2.8%
Monitronics International, Inc.			Algeco Scotsman Global Finance
9.125% due 04/01/20	925	897	PLC
Murray Energy Corp.			8.500% due 10/15/18 (Þ)	470	439
11.250% due 04/15/21 (Þ)	400	246	Alinta Energy Finance Pty, Ltd.
New Albertsons, Inc.			6.380% due 08/13/19 (Ê)	287	288
7.750% due 06/15/26	60	59	Alinta Energy Finance Pty., Ltd.
8.700% due 05/01/30	120	123	Delayed Draw Term Loan
Nine West Holdings, Inc.			6.380% due 08/13/18	19	19
8.250% due 03/15/19 (Þ)	850	499	ALM XII, Ltd.
Ocwen Financial Corp.			Series 2015-12A Class C1
7.125% due 05/15/19 (Þ)	230	217	4.039% due 04/16/27 (Ê)(Þ)	250	246
Parker Drilling Co.			Series 2015-12A Class D
6.750% due 07/15/22	495	408	5.789% due 04/16/27 (Ê)(Þ)	340	314
QUALCOMM, Inc.			Altice Finco SA
3.000% due 05/20/22	1,400	1,362	8.125% due 01/15/24 (Þ)	250	260
Radio One, Inc.			AP NMT Acquisition BV 1st Lien
9.250% due 02/15/20 (Þ)	500	459	Term Loan
Rain CII Carbon LLC / CII Carbon			6.750% due 08/13/21	362	358
Corp.			Banco do Brasil SA
8.250% due 01/15/21 (Þ)	785	767	3.875% due 10/10/22	900	808
Rite Aid Corp.			Bluewater Holding BV
7.700% due 02/15/27	340	396	10.000% due 12/10/19	500	390
6.875% due 12/15/28 (Þ)	20	22	Cathedral Lake CLO 2013, Ltd.
Rockies Express Pipeline LLC			Series 2014-1A Class C
6.000% due 01/15/19 (Þ)	215	220	3.939% due 01/15/26 (Ê)(Þ)	250	238
5.625% due 04/15/20 (Þ)	230	232	Concordia Healthcare Corp.
Roundy's Supermarkets, Inc.			7.000% due 04/15/23 (Å)	100	102
10.250% due 12/15/20 (Þ)	395	332	Cutwater, Ltd.
Sabine Pass Liquefaction LLC			3.931% due 07/15/26 (Þ)	100	95
5.625% due 02/01/21	300	306	Drillships Ocean Ventures, Inc.
6.250% due 03/15/22	240	247	Term Loan
5.625% due 04/15/23	520	515	5.500% due 07/25/21	609	499
SandRidge Energy, Inc.			Dubai World, Ltd. Term Loan B1
7.500% due 02/15/23	545	166	1.500% due 09/30/18	500	426
Scientific Games International, Inc.			Global A&T Electronics, Ltd.
10.000% due 12/01/22	305	296	10.000% due 02/01/19 (Þ)	435	389
Shingle Springs Tribal Gaming			Greywolf CLO IV, Ltd.
Authority			Series 2014-2A Class C
9.750% due 09/01/21 (Þ)	670	737	4.274% due 01/17/27 (Ê)(Þ)	250	249
Signode Industrial Group Lux SA/			Highbridge Loan Management
Signode Industrial Group US, Inc.			Series 2014-2014 Class D
6.375% due 05/01/22 (Þ)	615	601	5.287% due 01/18/25 (Ê)(Þ)	250	226
Sprint Capital Corp.			IAMGOLD Corp.
6.875% due 11/15/28	285	242	6.750% due 10/01/20 (Þ)	675	496
			ICICI Bank, Ltd.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 261

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
4.750% due 11/25/16 (Þ)		100	103	5.000% due 09/10/20 (Ê)	172	157
Intelsat Luxembourg SA				Caesars Entertainment Operating
7.750% due 06/01/21		485	386	Co., Inc. Extended Term Loan B6
Jupiter Resources, Inc.				5.456% due 03/01/17 (Ê)	340	300
8.500% due 10/01/22 (Þ)		550	374	Chromaflo Technologies Corp. 2nd
KCA Deutag Alpha, Ltd. 1st Lien				Lien Term Loan
Term Loan B				8.250% due 05/27/20	115	108
6.250% due 05/16/20		342	280	Clear Channel Communications,
Kosmos Energy, Ltd.				Inc. 1st Lien Term Loan D
7.875% due 08/01/21 (Þ)		480	434	6.921% due 01/30/19	1,137	1,044
Lloyds Bank PLC				Empire Generating Co. LLC Term
12.000% due 12/29/49 (Å)(ƒ)		300	430	Loan B
Lloyds Banking Group PLC				5.250% due 03/14/21	443	420
7.500% due 12/31/49 (Æ)(ƒ)		440	459	Empire Generating Co. LLC Term
MEG Energy Corp.				Loan C
7.000% due 03/31/24 (Þ)		330	303	5.250% due 03/14/21	32	31
Morgan Stanley				Energy Future Intermediate Holding
Series GMTN				Co. LLC Term Loan
0.401% due 01/16/17 (Ê)	EUR	100	110	4.250% due 06/19/16	435	437
Pacific Drilling SA				GTCR Valor Cos., Inc. 1st Lien
5.375% due 06/01/20 (Þ)		90	69	Term Loan
Palmer Square CLO, Ltd.				6.000% due 05/30/21 (Ê)	367	366
6.021% due 10/17/22		250	250	Hilton Worldwide Finance LLC
Petrobras Global Finance BV				Term Loan B2
6.750% due 01/27/41		460	383	3.500% due 10/25/20 (Ê)	598	598
PHOTONIS Technologies SAS 1st				Lantheus Medical Imaging, Inc.
Lien Term Loan				Term Loan
8.500% due 09/18/19		271	258	7.000% due 10/15/22	370	365
Provincia De Buenos Aire				Mashantucket (Western) Pequot
9.950% due 06/09/21		170	168	Tribe Term Loan A
Republic of Argentina Government				5.000% due 07/01/18	122	95
Bond				Mashantucket (Western) Pequot
8.280% due 12/31/33 (Å)		4,543	3,898	Tribe Term Loan B
SLM Student Loan Trust				9.375% due 06/30/20	823	668
Series 2003-2 Class A5				Millennium Laboratories, Inc. Term
0.246% due 12/15/23 (Ê)	EUR	553	586	Loan B
Slovenia Government International				5.250% due 04/16/21 (Ê)	500	201
Bond				MModal LLC Term Loan B
5.250% due 02/18/24		400	441	9.000% due 01/31/20	438	401
Sound Point CLO II, Ltd.				Mohegan Tribal Gaming Authority
Series 2013-1A Class B1L				Term Loan B
4.027% due 04/26/25 (Ê)(Þ)		280	270	5.500% due 11/19/19	610	607
Styrolution Group GmbH				Mount Airy Lodge LLC 1st Lien
6.500% due 09/30/19 (Ê)		317	319	Term Loan
THL Credit Wind River, Ltd.				13.000% due 04/01/18	575	586
Series 2015-3A Class D				Moxie Liberty LLC Term Loan B1
4.345% due 01/22/27 (Ê)(Þ)		250	244	7.500% due 08/21/20	140	139
Toys R Us Canada, Ltd.				Moxie Patriot LLC Term Loan B1
8.250% due 10/24/19 (Ê)		243	243	6.750% due 12/19/20	475	473
YPF SA				Murray Energy Corp. Term Loan B
8.750% due 04/04/24 (Þ)		315	311	7.500% due 03/19/21	250	207
			16,161	Nine West Group, Inc. Term Loan
Loan Agreements - 2.5%				6.250% due 01/08/20	175	117
Albertson's LLC Term Loan B2				Nine West Holdings, Inc. Term Loan
5.375% due 03/21/19		451	452	0.000% due 10/08/19(v)	270	227
AMF Bowling Centers, Inc. Term				NN, Inc. Term Loan B
Loan B				6.000% due 08/27/21	143	143
7.250% due 09/18/21		305	306	Onex Carestream Finance LP 2nd
Ascena Retail Group, Inc. Term				Lien Term Loan
Loan B				9.500% due 06/07/19	571	570
0.000% due 07/21/22(v)		430	422	Panda Sherman Power LLC Term
BMC Software Finance, Inc. Term				Loan
Loan

See accompanying notes which are an integral part of this quarterly report.

262 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
9.000% due 09/13/18	670	658	Series 2004-25 Class 2A1
Preferred Proppants LLC Term Loan			0.542% due 02/25/34 (Ê)			138	120
6.750% due 08/12/20	376	287	DSLA Mortgage Loan Trust
Red Lobster Management LLC Term			Series 2004-AR3 Class 2A1
Loan			2.498% due 07/19/44 (Ê)			111	111
6.250% due 07/28/21	308	310	Fannie Mae-Aces
Roundy's Supermarkets, Inc.			Series 2012-M16 Class X
Covenant-Lite 1st Lien Term			Interest Only STRIP
Loan B			0.998% due 09/25/22		18,374		943
5.750% due 03/03/21 (Ê)	237	220	GE Commercial Mortgage Corp.
Stallion Oilfield Holdings, Inc. Term			Series 2007-C1 Class A1A
Loan B			5.483% due 12/10/49			826	869
8.000% due 06/19/18	164	126	Harborview Mortgage Loan Trust
Texas Competitive Electric Holdings			2.591% due 12/19/35			339	258
Co. LLC Extended Term Loan			Merrill Lynch Mortgage Investors
4.661% due 10/10/17 (Ê)	1,705	870	Trust
The Talbots, Inc. 2nd Lien Term			Series 2003-A2 Class 2A3
Loan			2.006% due 03/25/33 (Ê)			365	361
8.250% due 03/19/21	340	333	Morgan Stanley Capital I, Inc.
Toys "R" Us Delaware, Inc. 1st Lien			Series 2010-IQ14 Class A2FX
Term Loan B4			5.610% due 04/15/49			290	290
9.750% due 04/24/20	586	537	Sequoia Mortgage Trust
Toys "R" Us Delaware, Inc. Term			Series 2003-4 Class 2A1
			0.553% due 07/20/33 (Ê)			182	171
Loan B			Wells Fargo Mortgage Backed
5.250% due 05/25/18	44	35
Toys "R" Us Delaware, Inc. Term			Securities
Loan B3			Series 2004-DD Class 2A6
5.250% due 05/25/18	7	5	2.617% due 01/25/33 (Ê)			582	580
Tribune Publishing Co. Term Loan							6,532
0.000% due 07/07/21(v)	215	215	Municipal Bonds - 0.3%
Visant Corp. Covenant-Lite Term			Commonwealth of Puerto Rico
Loan			General Obligation Unlimited
7.000% due 09/23/21 (Ê)	320	310	5.000% due 07/01/41			60	36
Vogue International LLC Term Loan			Commonwealth of Puerto Rico
B			General Obligation Unlimited
5.250% due 02/14/20	146	147	Bonds
Walter Investment Management			8.000% due 07/01/35			625	431
Corp. 1st Lien Term Loan			Puerto Rico Sales Tax Financing
4.750% due 12/19/20	239	229	Corp. Revenue Bonds
Wilton Brands LLC Term Loan			Zero coupon due 08/01/54 (ƒ)			2,975	206
7.500% due 08/30/18 (Ê)	559	545	Texas Public Finance Authority
		14,267	Revenue Bonds
Mortgage-Backed Securities - 1.2%			8.250% due 07/01/24			615	615
Adjustable Rate Mortgage Trust			Tobacco Settlement Financing Corp.
Series 2005-5 Class 2A1			Revenue Bonds
2.733% due 09/25/35 (Ê)	724	633	5.000% due 06/01/41			610	456
Bear Stearns Alt-A							1,744
Series 2005-10 Class 24A1			Non-US Bonds - 1.4%
2.365% due 01/25/36 (Ê)	666	538	Barclays Bank PLC
Series 2006-3 Class 31A1			14.000% due 12/31/49 (ƒ)	GBP		300	617
2.854% due 05/25/36 (Ê)	710	489	Deutsche Bundesrepublik Inflation
Bear Stearns Structured Products,			Linked Bond
Inc.			Series I/L
Series 2007-R6 Class 1A1			0.750% due 04/15/18	EUR		267	301
2.577% due 01/26/36 (Ê)	847	681	1.750% due 04/15/20	EUR		165	201
CHL Mortgage Pass-Through Trust			0.100% due 04/15/23	EUR		312	364
Series 2004-12 Class 11A1			France Government Bond OAT
3.026% due 08/25/34 (Ê)	322	281	Series OATe
Series 2004-16 Class 1A4A			0.250% due 07/25/18	EUR		157	177
0.962% due 09/25/34 (Ê)	112	103	1.100% due 07/25/22	EUR		218	268
Series 2004-25 Class 1A1			0.250% due 07/25/24	EUR		52	61
0.532% due 02/25/35 (Ê)	113	104

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 263

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series OATi				21st Century Fox, Inc.	41,100	1,417
1.300% due 07/25/19	EUR	268	318	Advance Auto Parts, Inc.	7,937	1,383
2.100% due 07/25/23	EUR	55	73	Alibaba Group Holding, Ltd. - ADR(Æ)	10,244	802
Generalitat de Catalunya				Amaya, Inc.(Æ)	15,000	368
4.750% due 06/04/18	EUR	400	465	Barnes & Noble, Inc.(Æ)	48,800	1,283
Hellenic Republic Bonds				Caesars Entertainment Corp.(Æ)	18,200	95
4.500% due 07/03/17 (Å)	JPY	110,000	621	CBS Corp. Class B	21,967	1,174
Zero coupon due 10/15/42	EUR	39,250	190	Cie Generale des Etablissements
Hema Bondco I BV				Michelin Class B	8,344	818
5.277% due 06/15/19 (Þ)	EUR	360	263	Comcast Corp. Class A	8,900	555
Keystone Financing LLC				DISH Network Corp. Class A(Æ)	16,900	1,092
9.500% due 10/15/19	GBP	310	508	Dollar General Corp.	1,300	104
LightPoint Pan-European CLO PLC				Dollar Tree, Inc.(Æ)	22,525	1,758
Series 2006-1 Class A
0.476% due 01/31/22 (Ê)	EUR	86	94	eBay, Inc.(Æ)	15,000	422
Magi Funding PLC				Elior SCA	26,273	517
Series 2006-A Class A				GateHouse Media, Inc. Class C(Æ)	89,655	4,406
0.671% due 04/11/21 (Ê)(Þ)	EUR	27	30	General Motors Co.	44,200	1,393
New Look PLC				Hilton Worldwide Holdings, Inc.(Æ)	13,000	349
6.500% due 07/01/22	GBP	210	321	JC Penney Co., Inc.(Æ)	4,000	33
New Zealand Government Bond				KAR Auction Services, Inc.	8,100	315
2.000% due 09/20/25	NZD	1,700	1,184	Liberty LiLAC Group(Æ)	4,482	191
Rapid Holding				Macy's, Inc.	11,000	760
6.625% due 11/15/20 (Þ)	EUR	325	360	Marriott International, Inc. Class A	2,600	189
SK Spice SARL Term Loan B				Melco Crown Entertainment, Ltd. - ADR	26,300	542
0.000% due 06/12/21(v)	EUR	205	223	MGM Resorts International(Æ)	27,000	530
United Kingdom Gilt Inflation				New Media Investment Group, Inc.	27,439	467
Linked				Nikon Corp.	7,100	86
0.125% due 03/22/24	GBP	107	181	OPAP SA	8,000	55
Series 3MO				Priceline Group, Inc. (The)(Æ)	870	1,082
1.875% due 11/22/22	GBP	377	714	PVH Corp.	1,300	151
Virgin Media Secured Finance PLC				Sirius XM Holdings, Inc.(Æ)	321,400	1,273
5.125% due 01/15/25	GBP	275	427	Starbucks Corp.	22,780	1,320
WFS Global Holdings				Starwood Hotels & Resorts Worldwide,
9.500% due 07/15/22	EUR	200	229	Inc.	16,100	1,279
			8,190	Time Warner, Inc.	10,600	933
United States Government Treasuries - 1.9%				Tribune Media Co. Class A	19,100	964
United States Treasury Inflation				Vipshop Holdings, Ltd. - ADR(Æ)	113,633	2,215
Indexed Bonds
0.125% due 04/15/18		823	829			30,321

2.125% due 01/15/19		166	179	Consumer Staples - 0.7%
0.125% due 01/15/23		10	10	Anheuser-Busch InBev NV - ADR	19,689	2,354
0.375% due 07/15/23		358	357	Rite Aid Corp.(Æ)	195,260	1,740
0.625% due 01/15/24		204	206
0.125% due 07/15/24		401	389			4,094

0.250% due 01/15/25		301	294	Energy - 2.5%
1.375% due 02/15/44		714	770	Anadarko Petroleum Corp.	8,400	625
0.750% due 02/15/45		505	467
United States Treasury Inflation				Atlas Energy Group LLC(Æ)	42,888	132
				Baker Hughes, Inc.	6,900	401
Indexed Notes				Cimarex Energy Co.	13,222	1,377
0.125% due 04/15/19		761	764
United States Treasury Notes				Enviva Partners, LP(Æ)	3,800	59
2.000% due 07/31/22		3,300	3,313	EQT Corp.	20,067	1,542
1.750% due 05/15/23		1,600	1,565	Green Brick Partners, Inc.(Æ)	2,100	25
2.500% due 08/15/23		1,600	1,651	Gulf Coast Ultra Deep Royalty Trust(Æ)	235,875	123
3.000% due 11/15/44		200	202	Gulfport Energy Corp.(Æ)	13,700	449
				Kinder Morgan, Inc.	22,338	774

Total Long-Term Investments			10,996	Nordic American Offshore, Ltd.	27,500	196
				SolarCity Corp.(Æ)	62,953	3,651
(cost $98,359)			91,371	Targa Resources Corp.	10,000	884
				Transocean Partners LLC	13,600	182
Common Stocks - 26.1%				Williams Cos., Inc. (The)	40,000	2,099
Consumer Discretionary - 5.3%

See accompanying notes which are an integral part of this quarterly report.

264 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
YPF SA - ADR	80,000	1,834	VCA, Inc.(Æ)	12,250	754
		14,353	Zogenix, Inc(Æ)	900	17
					18,233
Financial Services - 5.8%
AerCap Holdings NV(Æ)	45,300	2,122	Materials and Processing - 2.5%
Affiliated Managers Group, Inc.(Æ)	7,648	1,590	Ashland, Inc.	9,400	1,075
AIA Group, Ltd.	101,900	663	Black Stone Minerals, LP(Æ)	4,400	62
Ally Financial, Inc.(Æ)	30,000	683	CF Industries Holdings, Inc.	108,990	6,452
Alpha Bank AE(Æ)	1,050,000	298	Dow Chemical Co. (The)	18,879	888
Altisource Portfolio Solutions SA(Æ)	12,207	399	Eastman Chemical Co.	6,937	544
American International Group, Inc.	18,200	1,167	Graphic Packaging Holding Co.	87,500	1,321
Barclays PLC	92,300	416	LyondellBasell Industries NV Class A	6,300	591
Chimera Investment Corp.(ö)	98,500	1,402	Orion Engineered Carbons SA	6,900	129
Citigroup, Inc.	27,700	1,619	Platform Specialty Products Corp.(Æ)	60,700	1,413
Citizens Financial Group, Inc.	3,600	94	Sealed Air Corp.	30,000	1,595
Colony Capital, Inc.(ö)	50,500	1,147	Summit Materials, Inc. Class A(Æ)	3,800	95
Deutsche Wohnen AG	961	24			14,165
E*Trade Financial Corp.(Æ)	28,100	799
Federal National Mortgage			Producer Durables - 1.2%
Association(Æ)	175,000	411	American Airlines Group, Inc.	20,000	802
HRG Group, Inc.(Æ)	85,100	1,213	AMR Corp.(Æ)(Þ)	75,000	—
JPMorgan Chase & Co.	11,000	754	Blue Buffalo Pet Products, Inc.(Æ)	3,400	95
KKR & Co., LP	22,174	530	Delta Air Lines, Inc.	62,331	2,764
McGraw Hill Financial, Inc.	7,885	802	Eagle Bulk Shipping, Inc.(Æ)	11,492	99
Monitise PLC(Æ)	2,658,000	209	HD Supply Holdings, Inc.(Æ)	1,100	39
Moody's Corp.	7,649	845	Milacron Holdings Corp.(Æ)	3,200	56
Navient Corp.	70,250	1,103	Neff Corp. Class A(Æ)	2,000	16
New Residential Investment Corp.(ö)	46,424	728	Union Pacific Corp.	8,459	825
New Senior Investment Group, Inc.(ö)	44,200	572	United Continental Holdings, Inc.(Æ)	21,154	1,193
Nomad Holdings Ltd.(Æ)(Þ)	96,700	2,007	Waste Connections, Inc.	23,750	1,191
PayPal Holdings, Inc.(Æ)	15,000	580			7,080
PennyMac Financial Services, Inc. Class
A(Æ)	48,800	890	Technology - 3.2%
PennyMac Mortgage Investment Trust(ö)	20,400	362	Amadeus IT Holding SA Class A	7,200	314
Piraeus Bank SA(Æ)	405,000	142	Apple, Inc.	9,857	1,196
Realogy Holdings Corp.(Æ)	20,200	919	Facebook, Inc. Class A(Æ)	34,172	3,213
Seritage Growth Properties(Æ)(ö)	5,000	193	Google, Inc. Class C(Æ)	7,895	5,191
Springleaf Holdings, Inc. Class A(Æ)	20,600	1,040	GungHo Online Entertainment, Inc.	24,100	102
Tencent Holdings, Ltd.	253,370	4,719	LinkedIn Corp. Class A(Æ)	8,758	1,780
Tetragon Financial Group, Ltd.	127,240	1,335	Loral Space & Communications, Inc.(Æ)	8,500	538
Visa, Inc. Class A	24,733	1,863	Micron Technology, Inc.(Æ)	12,000	225
		33,640	MModal(Å)(Æ)	13,683	210
			Motorola Solutions, Inc.	19,500	1,173
Health Care - 3.2%			NII Holdings, Inc.(Æ)	35,000	500
AbbVie, Inc.	25,000	1,750	Pacific DataVision, Inc.(Æ)	300	9
Allergan PLC(Æ)	20,527	6,798	Palo Alto Networks, Inc.(Æ)	7,236	1,345
Auris Medical Holding AG(Æ)	400	2	SunEdison, Inc.(Æ)	103,100	2,400
Biogen, Inc.(Æ)	4,173	1,330			18,196
Carbylan Therapeutics, Inc.(Æ)	700	5
Depomed, Inc.(Æ)	20,000	630	Utilities - 1.7%
Illumina, Inc.(Æ)	7,485	1,642	Abengoa Yield PLC	5,200	132
McKesson Corp.	5,730	1,264	Atlas Resource Partners, LP	44,315	175
Paratek Pharmaceuticals, Inc.	1,400	35	Cheniere Energy Partners, LP(Æ)	25,000	750
Perrigo Co. PLC	11,000	2,114	Energy Transfer Equity, LP	112,926	3,397
Quintiles Transnational Holdings, Inc.			NRG Energy, Inc.	180,490	4,295
(Æ)	900	69	Targa Resources Partners, LP	19,366	725
SIGA Technologies, Inc.(Æ)	100,000	118	TerraForm Global Inc.(Æ)	37,900	531
UnitedHealth Group, Inc.	11,073	1,344			10,005
Valeant Pharmaceuticals International,
Inc.(Æ)	1,400	361

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 265

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
		Principal		Fair				Principal			Fair
	Amount ($)			Value			Amount ($)				Value
		or Shares		$				or Shares			$
Total Common Stocks						Aug 2015 123.00 Put (56)	USD	50		(ÿ)	42
(cost $145,584)				150,087		MasTec, Inc.
						Jan 2016 15.00 Call (1)	USD	69		(ÿ)	310
Investments in Other Funds - 2.2%						Jan 2016 17.00 Call (1)	USD	25		(ÿ)	79
Financial Services - 2.2%						Micron Technology, Inc.
Chinaamc ETF		13,700		84		Jan 2016 20.00 Call (1)	USD	75		(ÿ)	138
iShares China Large-Capital ETF		2,800		114		S&P 500 E-mini Index
iShares Russell 2000 ETF		70,000		8,607		Sep 2015 1,950.00 Put (1)	USD	6		(ÿ)	43
iShares U.S. Home Construction ETF		6,300		179		SPDR S&P 500 ETF Trust
						Aug 2015 211.00 Put (1)	USD	50		(ÿ)	41
Market Vectors Gold Miners ETF		58,700		807		Swaptions
SPDR S&P 500 ETF Trust		14,000		2,947		(Fund Receives/Fund Pays)
Total Investments in Other Funds						USD 3 Month LIBOR/USD 1.850%
(cost $12,785)				12,738		Aug 2015 0.00 Call (1)		3,200	(ÿ)		24
						USD 3 Month LIBOR/USD 2.000%
Options Purchased - 1.7%						Dec 2015 0.00 Call (1)		12,500	(ÿ)		27
(Number of Contracts)						USD 2.580%/3 Month LIBOR
Cross Currency Options						May 2016 0.00 Put (577)		500	(ÿ)		12
(EUR/CZK)						USD CDX High Yield Index/USD
Aug 2015 27.07 Put (1)	EUR	34,350	(ÿ)	155		5.000%
Cross Currency Options						Sep 2015 0.00 Put (1)		3,000	(ÿ)		17
(EUR/GBP)						USD CDX High Yield Index/USD
Aug 2015 0.71 Put (1)	EUR	64,000	(ÿ)	1,052		5.000%
Cross Currency Options						Aug 2015 0.00 Put (146)		1,500	(ÿ)		2
(EUR/JPY)						Aug 2015 0.00 Put (177)		1,500	(ÿ)		4
Aug 2015 136.00 Put (146)	EUR	58,700	(ÿ)	227		Three Month Sterling
Cross Currency Options						Interest Rate Futures
(EUR/USD)						Sep 2015 99.38 Put (500)	GBP	2,569		(ÿ)	80
Aug 2015 1.11 Put (1)	EUR	128,000	(ÿ)	2,325		United States 10 Year
Jan 2016 1.01 Put (121)	EUR	6,860	(ÿ)	1,394		Treasury Note Futures
Cross Currency Options						Aug 2015 123.50 Put (340)	USD	577		(ÿ)	9
(USD/BRL)						Aug 2015 124.50 Put (200)	USD	577		(ÿ)	18
Feb 2016 4.00 Put (1)	USD	51,375	(ÿ)	730		Aug 2015 125.00 Put (500)	USD	57		(ÿ)	1
Cross Currency Options						United States 30 Year
(USD/CNY)						Treasury Note Futures
Feb 2016 6.13 Call (75)	USD	68,500	(ÿ)	874		Aug 2015 145.00 Put (500)	USD	146		(ÿ)	5
Cross Currency Options						Aug 2015 150.00 Put (200)	USD	146		(ÿ)	25
(USD/JPY)						Zoetis, Inc.
Sep 2015 124.50 Call (100)	USD	57,700	(ÿ)	368		Aug 2015 46.00 Put (577)	USD	34		(ÿ)	12
Jan 2016 140.00 Call (250)	USD	13,720	(ÿ)	1,073		Total Options Purchased
Cross Currency Options
(USD/RUB)						(cost $16,298)					9,672
Aug 2015 35.00 Put (1)	USD	1,660	(ÿ)	—
Aug 2015 36.50 Put (1)	USD	1,660	(ÿ)	—		Certificates of Participation - 0.9%
Depomed, Inc.						Credit Suisse AG/Nassau
Sep 2015 30.00 Call (1)	USD	10	(ÿ)	29		Zero coupon due 5/17/2018		57			1,464
Aug 2015 30.00 Call (1)	USD	8	(ÿ)	16		HSBC Bank PLC
Aug 2015 30.00 Put (1)	USD	20	(ÿ)	16		Zero coupon due 11/20/2017		207			3,541
DISH Network Corp.						Total Certificates of Participation
Sep 2015 65.00 Call (690)	USD	10	(ÿ)	27		(cost $5,295)					5,005
Eurodollar Mid-Curve 1
Year Futures						Warrants & Rights - 0.3%
Dec 2015 98.50 Put (1)	USD	303	(ÿ)	29
General Motors Co.						Alinma Bank(Æ)(Þ)
Aug 2015 34.00 Put (1)	USD	20	(ÿ)	47		2018 Warrant		267,588			1,603
Gold 100 oz. Futures						Alpha Bank(Æ)
Jan 2016 2,000.00 Put (205)	USD	71	(ÿ)	7		2017 Warrant		63,200			27
IMM Euro Futures						MModal(Å)(Æ)
Oct 2015 99.50 Put (56)	USD	140	(ÿ)	10		2017 Warrant		9,579			3
Inflationary Floor Options						Total Warrants & Rights
Aug 2019 1.60 Call (100)	USD	15,300	(ÿ)	214		(cost $1,773)					1,633
Aug 2019 1.63 Call (1)	USD	16,100	(ÿ)	140

Aug 2019 1.63 Put (1)	USD	5,800	(ÿ)	50	Short	-Term Investments - 40.3%
iShares Russell 2000 ETF						American Achievement Corp.

See accompanying notes which are an integral part of this quarterly report.

266 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
10.875% due 04/15/16 (Þ)	160		157	Agreement with JP Morgan and State
JET Equipment Trust				Street Bank (Tri-Party) of $4,400
Series 94-A				dated July 31, 2015 at 0.290% to
9.410% due 12/15/15 (Þ)	256		264	be repurchased at $4,400 on August
Morgan Stanley				3, 2015 collateralized by: $4,514
0.769% due 10/15/15 (Ê)	1,200		1,200	par various United States Treasury
Russell U.S. Cash Management Fund	168,943,787	(8)	168,944	Obligations, valued at $4,842.	4,400	4,400
Texas Competitive Electric Holdings Co.,				Agreement with JP Morgan and State
LLC Term Loan				Street Bank (Tri-Party) of $9,800
4.661% due 10/10/15	1,235		618	dated July 31, 2015 at 0.290% to
United States Treasury Bills				be repurchased at $9,800 on August
0.063% due 08/06/15	3,658		3,958
0.066% due 08/06/15	700		700	3, 2015 collateralized by: $9,878
0.010% due 08/27/15 (ç)(~)	22,000		22,000	par various United States Treasury
				Obligations, valued at $10,047.	9,800	9,800
0.124% due 09/10/15	3,000		3,000	Total Repurchase Agreements
0.015% due 09/24/15 (ç)(~)	1,000		1,000
0.020% due 10/01/15 (~)	12,500		12,500	(cost $37,400)		37,400
0.030% due 10/08/15 (~)	260		260
0.060% due 10/29/15 (~)	500		500	Total Investments 93.9%
0.066% due 12/03/15	3,828		3,827	(identified cost $549,648)		539,819
0.076% due 12/03/15	400		400
0.107% due 12/17/15	5,000		4,998	Securities Sold Short - (5.8)%
0.012% due 01/14/16 (~)	552		551	Long-Term Investments - (0.3)%
0.142% due 01/28/16	2,700		2,698	United States Government Treasuries - (0.3)%
0.144% due 01/28/16	3,441		3,438	United States Treasury Notes
0.145% due 01/28/16	900		900	1.875% due 05/31/22	(300)	(299)
				3.625% due 02/15/44	(1,200)	(1,365)

Total Short-Term Investments				3.000% due 11/15/44	(400)	(405)
(cost $232,154)			231,913			(2,069)
				Total Long-Term Investments

Repurchase Agreements - 6.5%				(proceeds $2,177)		(2,069)
Agreement with Bank of America and
State Street Bank (Tri-Party) of $7,400				Common Stocks - (5.1)%
dated July 31, 2015 at 0.30% to be				Consumer Discretionary - (0.8)%
repurchased at $7,400 on August				eBay, Inc.(Æ)	(7,500)	(211)
3, 2015 collateralized by: $7,573				Ford Motor Co.	(101,780)	(1,509)
par various United States Treasury				General Motors Co.	(33,438)	(1,054)
Obligations, valued at $8,143.				Marriott International, Inc. Class A	(2,600)	(189)
	7,400		7,400	Nikon Corp.	(7,100)	(86)
Agreement with Barclays and State				Target Corp.	(20,865)	(1,708)
Street Bank (Tri-Party) of $2,000						(4,757)
dated July 31, 2015 at 0.290% to				Energy - (0.3)%
be repurchased at $2,000 on August				Apache Corp.	(14,264)	(654)
3, 2015 collateralized by: $2,043				Halliburton Co.	(7,728)	(323)
par various United States Treasury				Williams Cos., Inc. (The)	(15,000)	(787)
Obligations, valued at $2,028.	2,000		2,000			(1,764)
Agreement with Deutsche Bank and				Financial Services - (0.1)%
State Street Bank (Tri-Party) of $6,400				PayPal Holdings, Inc.(Æ)	(7,500)	(290)
dated July 31, 2015 at 0.280% to
be repurchased at $6,400 on August				Health Care - (0.2)%
3, 2015 collateralized by: $6,533				AbbVie, Inc.	(5,000)	(350)
par various United States Treasury				Varian Medical Systems, Inc.(Æ)	(9,255)	(797)
Obligations, valued at $6,640.	6,400		6,400			(1,147)
Agreement with Goldman Sachs and				Materials and Processing - (1.3)%
State Street Bank (Tri-Party) of $7,400				Fastenal Co.	(32,625)	(1,366)
dated July 31, 2015 at 0.30% to be				First Quantum Minerals, Ltd.(Æ)	(349,435)	(2,792)
repurchased at $7,400 on August				Glencore PLC(Æ)	(387,609)	(1,257)
3, 2015 collateralized by: $7,129				Monsanto Co.	(11,860)	(1,208)
par various United States Treasury				Newcrest Mining, Ltd.(Æ)	(99,454)	(821)
Obligations, valued at $7,650.	7,400		7,400			(7,444)
				Producer Durables - (0.5)%

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 267

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Caterpillar, Inc.	(14,904)	(1,172)
Cummins, Inc.	(12,848)	(1,664)
		(2,836)
Technology - (1.7)%
Check Point Software Technologies, Ltd.
(Æ)	(15,892)	(1,284)
Corning, Inc.	(40,801)	(762)
GungHo Online Entertainment, Inc.	(24,100)	(102)
Infosys, Ltd. - ADR	(79,758)	(1,349)
International Business Machines Corp.	(15,133)	(2,451)
Micron Technology, Inc.(Æ)	(12,000)	(225)
Seagate Technology PLC	(32,625)	(1,651)
Teradata Corp.(Æ)	(34,167)	(1,268)
Western Digital Corp.	(9,356)	(805)
		(9,897)
Utilities - (0.2)%
Energy Transfer Equity, LP	(32,500)	(978)

Total Common Stocks
(proceeds $33,702)		(29,113)

Investments in Other Funds - (0.4)%
Consumer Discretionary Select Sector
SPDR Fund	(5,200)	(417)
iShares MSCI Brazil Capped ETF	(25,718)	(738)
iShares U.S. Real Estate ETF	(8,500)	(636)
SPDR S&P Retail ETF	(4,000)	(394)
Total Investments in Other Funds
(proceeds $2,346)		(2,185)

Total Securities Sold Short
(proceeds $38,225)		(33,367)

Other Assets and Liabilities,
Net - 11.9%		68,696

Net Assets - 100.0%		575,148

See accompanying notes which are an integral part of this quarterly report.

268 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.9%
Aegis, Merger Sub, Inc.	07/14/15			60,000	104.48	63	62
Concordia Healthcare Corp.	07/20/15		100,000		101.55	101	102
Hellenic Republic Bonds	06/03/14	JPY	110,000,000		0.94	1,032	621
Lloyds Bank PLC	01/17/13		300,000		122.81	368	430
MModal	07/31/14			13,683	20.01	274	210
MModal	08/28/14			9,579	25.99	4	3
Republic of Argentina Government Bond	05/20/14		4,542,603		80.20	3,643	3,898
							5,326
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Aluminum Futures		8	USD	318	08/15		(48)
Aluminum Futures		7	USD	281	09/15		(18)
Aluminum Futures		3	USD	121	10/15		(6)
Amsterdam Index Futures		4	EUR	394	08/15		1
Australia 10 Year Treasury Bond Futures		12	AUD	1,533	09/15		4
Australia 3 Year Treasury Bond Futures		74	AUD	8,278	09/15		(1)
Australia Bank Bill 90 Day Futures		184	AUD	183,079	12/15		49
Bankers Acceptance Futures		40	CAD	9,937	12/15		5
Bankers Acceptance Futures		40	CAD	9,938	03/16		8
Brent Crude Oil Futures		5	USD	261	08/15		(60)
CAC 40 Index Futures		18	EUR	915	08/15		4
Canada 10 Year Government Bond Futures		31	CAD	4,435	09/15		23
Cocoa Futures		20	USD	502	09/15		5
Coffee Futures		1	USD	47	09/15		(5)
Copper Futures		14	USD	1,829	09/15		(196)
Copper Futures		2	USD	261	10/15		(16)
Corn Futures		87	USD	1,614	09/15		(235)
Cotton No. 2 Futures		2	USD	64	12/15		(3)
DAX Index Futures		7	EUR	1,979	09/15		(26)
Dow Jones Mini E-CBOT Futures		5	USD	440	09/15		(4)
Euribor Interest Rate Futures		1	EUR	250	09/15		—
Euribor Interest Rate Futures		11	EUR	2,751	12/15		—
Euribor Interest Rate Futures		10	EUR	2,500	03/16		—
Euribor Interest Rate Futures		11	EUR	2,750	06/16		1
Euribor Interest Rate Futures		13	EUR	3,250	09/16		1
Euribor Interest Rate Futures		18	EUR	4,499	12/16		1
Euribor Interest Rate Futures		20	EUR	4,997	03/17		2
EURO STOXX 50 Index Futures		193	EUR	6,944	09/15		117
Euro-Bobl Futures		25	EUR	3,258	09/15		7
Euro-BTP Futures		2	EUR	273	09/15		11
Euro-Bund Futures		20	EUR	3,088	09/15		(2)
Euro-Buxl 30 Year Bond Futures		1	EUR	156	09/15		6
Eurodollar Futures		32	USD	7,958	12/15		2
Eurodollar Futures		35	USD	8,689	03/16		3
Eurodollar Futures		39	USD	9,664	06/16		6
Eurodollar Futures		36	USD	8,902	09/16		6
Eurodollar Futures		31	USD	7,650	12/16		6
Eurodollar Futures		28	USD	6,898	03/17		7
Eurodollar Futures		25	USD	6,149	06/17		4
Euro-OAT Futures		3	EUR	449	09/15		9
Euro-Schatz Futures		23	EUR	2,560	09/15		(1)
EuroSwiss Interest Rate Futures		1	CHF	252	12/15		—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 269

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
EuroSwiss Interest Rate Futures	2	CHF	504	03/16	—
EuroSwiss Interest Rate Futures	3	CHF	756	06/16	—
FTSE 100 Index Futures	6	GBP	399	09/15	(4)
FTSE CHINA A50 Index Futures	103	USD	1,088	08/15	(139)
FTSE/JSE TOP 40 Index Futures	1	ZAR	465	09/15	—
FTSE/MIB Index Futures	4	EUR	471	09/15	1
Gasoline RBOB Futures	1	USD	74	08/15	(6)
Gold 100 oz. Futures	54	USD	5,912	08/15	(79)
Gold 100 oz. Futures	15	USD	1,643	12/15	(5)
Hang Seng Index Futures	6	HKD	7,358	08/15	(1)
H-Shares Index Futures	3	HKD	1,666	08/15	(2)
IBEX 35 Index Futures	7	EUR	782	08/15	(21)
Japan Government 10 Year Bond Futures	3	JPY	442,650	09/15	6
Japan Government Mini 10 Year Bond Futures	20	JPY	295,120	09/15	13
JPX NIKKEI Index 400 Futures	36	JPY	53,874	09/15	2
Lead Futures	1	USD	42	09/15	(6)
Lean Hogs Futures	2	USD	63	08/15	(1)
Live Cattle Futures	3	USD	175	08/15	(8)
Live Cattle Futures	4	USD	233	10/15	(9)
Long Gilt Futures	7	GBP	821	09/15	5
Low Sulphur Gasoil Futures	2	USD	98	08/15	(21)
Low Sulphur Gasoil Futures	2	USD	99	09/15	(8)
MSCI Singapore IX Index ETS Futures	3	SGD	213	08/15	(5)
NASDAQ 100 E-mini Index Futures	39	USD	3,576	09/15	16
New York Harbor ULSD Futures	2	USD	133	08/15	(11)
Nickel Futures	1	USD	66	08/15	(20)
NIKKEI 225 Index Futures	30	JPY	617,100	09/15	53
OMXS 30 Index Futures	17	SEK	2,744	08/15	(5)
Platinum Futures	1	USD	49	10/15	(2)
Russell 2000 Mini Index Futures	5	USD	618	09/15	(14)
S&P 500 E-mini Index Futures	43	USD	4,512	09/15	14
S&P Mid 400 E-mini Index Futures	2	USD	300	09/15	(3)
S&P/TSX 60 Index Futures	8	CAD	1,362	09/15	(2)
SGX CNX NIFTY Futures	168	USD	2,880	08/15	39
Silver Futures	2	USD	147	09/15	(4)
Soybean Futures	36	USD	1,692	11/15	(106)
Soybean Meal Futures	49	USD	1,587	12/15	(57)
Soybean Oil Futures	5	USD	91	12/15	(11)
SPI 200 Index Futures	2	AUD	283	09/15	1
Sterling Interest Rate Futures	44	GBP	5,461	12/15	—
Sterling Interest Rate Futures	34	GBP	4,215	03/16	1
Sterling Interest Rate Futures	24	GBP	2,971	06/16	(1)
Sterling Interest Rate Futures	35	GBP	4,326	09/16	1
Sterling Interest Rate Futures	30	GBP	3,702	12/16	2
Sterling Interest Rate Futures	23	GBP	2,834	03/17	2
Sterling Interest Rate Futures	19	GBP	2,338	06/17	1
Swiss Market Index Futures	18	CHF	1,694	09/15	11
Three Month Euribor Futures	21	EUR	5,244	06/17	2
TOPIX Index Futures	165	JPY	2,739,000	09/15	56
United States 10 Year Treasury Note Futures	117	USD	14,910	09/15	151
United States 2 Year Treasury Note Futures	70	USD	15,334	09/15	36
United States 5 Year Treasury Note Futures	40	USD	4,794	09/15	22
United States Treasury Long Bond Futures	4	USD	624	09/15	8
United States Treasury Ultra Bond Futures	3	USD	479	09/15	4
Wheat Futures	29	USD	723	09/15	(125)
WTI Crude Oil Futures	6	USD	283	08/15	(29)
Zinc Futures	4	USD	191	08/15	(34)
Zinc Futures	12	USD	573	09/15	(52)
Zinc Futures	2	USD	96	10/15	(6)
Short Positions
30 Day Federal Funds Futures	587	USD	243,991	11/15	98
Aluminum Futures	8	USD	318	08/15	48
Aluminum Futures	12	USD	482	09/15	33
Aluminum Futures	3	USD	121	10/15	6
AUD/USD Currency Futures	10	USD	728	09/15	6
BIST 30 Index Futures	704	TRY	6,917	08/15	163

See accompanying notes which are an integral part of this quarterly report.

270 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
BOVESPA Index Futures			50	BRL	2,477	08/15	10
Brent Crude Oil Futures			20	USD	1,044	08/15	122
Coffee Futures			15	USD	705	09/15	40
Copper Futures			35	USD	3,284	09/15	348
Copper Futures			2	USD	261	10/15	15
Corn Futures			86	USD	1,595	09/15	(45)
Cotton No. 2 Futures			2	USD	64	12/15	1
Euribor Interest Rate Futures			1	EUR	250	09/15	—
EURO STOXX 50 Index Futures			55	EUR	1,979	09/15	—
Euro-Bund Futures			118	EUR	18,219	09/15	(215)
Eurodollar Futures			71	USD	16,006	09/15	9
Eurodollar Futures			150	USD	37,303	12/15	(23)
Eurodollar Futures			294	USD	72,850	06/16	(63)
Eurodollar Futures			185	USD	45,653	12/16	(33)
FTSE 100 Index Futures			6	GBP	399	09/15	(7)
Gasoline RBOB Futures			5	USD	372	08/15	9
Gold 100 oz. Futures			54	USD	5,912	08/15	424
Gold 100 oz. Futures			31	USD	3,395	12/15	2
Hang Seng Index Futures			3	HKD	3,679	08/15	(2)
KOSPI2 Index Futures			28	KRW	3,407,600	09/15	54
Lean Hogs Futures			2	USD	63	08/15	(2)
Lean Hogs Futures			2	USD	51	10/15	—
Live Cattle Futures			4	USD	233	08/15	4
Low Sulphur Gasoil Futures			2	USD	98	08/15	8
Low Sulphur Gasoil Futures			27	USD	1,330	09/15	105
MSCI EAFE Mini Index Futures			2	USD	187	09/15	(3)
MSCI Emerging Markets Mini Index Futures			24	USD	1,080	09/15	33
MSCI Singapore IX Index ETS Futures			3	SGD	213	08/15	4
MSCI Taiwan Index Futures			24	USD	772	08/15	(7)
Natural Gas Futures			15	USD	407	08/15	(3)
New York Harbor ULSD Futures			12	USD	801	08/15	73
Nickel Futures			1	USD	66	08/15	20
Nickel Futures			2	USD	132	09/15	29
Platinum Futures			6	USD	367	09/15	76
Platinum Futures			11	USD	542	10/15	43
S&P 500 E-mini Index Futures			29	USD	3,043	09/15	(14)
S&P/TSX 60 Index Futures			12	CAD	2,043	09/15	(26)
Silver Futures			11	USD	811	09/15	76
Soybean Futures			53	USD	2,492	11/15	(50)
Soybean Meal Futures			24	USD	777	12/15	(55)
Soybean Oil Futures			12	USD	219	12/15	11
SPI 200 Index Futures			1	AUD	141	09/15	(3)
Sugar 11 Futures			37	USD	462	09/15	37
TOPIX Index Futures			2	JPY	33,200	09/15	(1)
United States 10 Year Treasury Note Futures			12	USD	1,529	09/15	(8)
United States 5 Year Treasury Note Futures			133	USD	15,939	09/15	(43)
United States Treasury Long Bond Futures			8	USD	1,247	09/15	(10)
United States Treasury Ultra Bond Futures			6	USD	957	09/15	(6)
Wheat Futures			31	USD	771	09/15	23
WTI Crude Oil Futures			20	USD	942	08/15	114
Zinc Futures			4	USD	191	08/15	33
Zinc Futures			16	USD	764	09/15	58
Zinc Futures			2	USD	96	10/15	7
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							840

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Options (EUR/GBP)	Put	1	0.69	EUR	64,000	08/24/15	(78)
Cross Currency Options (EUR/USD)	Call	1	1.32	EUR	3,430	01/12/16	(18)
Cross Currency Options (EUR/USD)	Put	1	1.09	EUR	128,000	08/24/15	(270)
Cross Currency Options (USD/BRL)	Call	1	4.00	USD	51,375	02/11/16	(1,218)
Cross Currency Options (USD/JPY)	Call	1	127.00	USD	115,400	09/01/15	(190)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 271

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,500	11/25/15	—
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,000	12/10/15	(3)
Eurodollar Mid-Cure 1 Year Futures	Put	242	98.25	USD	605	12/11/15	(26)
General Motors Co.	Put	200	34.00	USD	20	08/21/15	(47)
IMM Euro Futures	Call	412	99.63	USD	1,030	12/14/15	(22)
IMM Euro Futures	Put	56	99.38	USD	140	10/16/15	(4)
Inflationary Floor Options	Call	1	1.00	USD	62,800	08/15/19	(334)
Inflationary Floor Options	Put	1	1.00	USD	11,600	08/15/19	(50)
IShares Russell 2000 ETF	Put	500	118.00	USD	50	08/07/15	(2)
SPDR S&P 500 ETF Trust	Put	500	204.00	USD	50	07/31/15	—
SPDR S&P 500 ETF Trust	Put	500	206.00	USD	50	08/07/15	(13)
Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 1.550%	Call	1	0.00		3,200	08/27/15	(3)
USD 3 Month LIBOR/USD 1.700%	Call	1	0.00		3,200	08/27/15	(10)
USD 3 Month LIBOR/USD 1.500%	Call	1	0.00		12,500	12/15/15	(5)
USD 3 Month LIBOR/USD 1.750%	Call	1	0.00		12,500	12/15/15	(13)
USD 2.50%/USD 3 Month LIBOR	Put	1	0.00		4,500	05/12/16	(10)
Three Month Sterling Interest Rate Futures	Put	56	99.25	GBP	2,569	09/16/15	(20)
United States 10 Year Treasury Note Futures	Put	577	121.50	USD	577	08/21/15	(9)
United States 10 Year Treasury Note Futures	Put	577	122.50	USD	577	08/21/15	(9)
United States 30 Year Treasury Note Futures	Put	292	147.00	USD	292	08/21/15	(14)
Zoetis, Inc.	Put	500	48.00	USD	50	08/21/15	(65)
Total Liability for Options Written (premiums received $9,264)							(2,433)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
				Contracts	Received
Outstanding October 31, 2014				2,488	$2,516
Opened				51,876	29,461
Closed				(14,536)	(5,805)
Expired				(35,402)	(16,908)
Outstanding July 31, 2015				4,426	$9,264

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group		SGD	878	USD	649	10/09/15	10
Bank of America		USD	172	EUR	159	10/02/15	2
Bank of America		USD	195	EUR	178	10/02/15	—
Bank of America		USD	284	EUR	258	10/02/15	—
Bank of America		USD	506	EUR	466	10/02/15	6
Bank of America		USD	133	ILS	503	08/12/15	—
Bank of America		USD	332	ILS	1,255	08/12/15	1
Bank of America		EUR	1	USD	1	10/02/15	—
Bank of America		EUR	21	USD	23	10/02/15	—
Bank of America		EUR	23	USD	26	10/02/15	—
Bank of America		EUR	28	USD	31	10/02/15	—
Bank of America		EUR	57	USD	62	10/02/15	(1)
Bank of America		EUR	166	USD	182	10/02/15	(1)
Bank of America		ILS	6,023	USD	1,555	08/12/15	(40)
Barclays		USD	3,099	CHF	2,863	09/16/15	(132)
Barclays		USD	14,675	CNY	90,279	09/16/15	51
Barclays		USD	14,675	CNY	90,286	09/16/15	52

See accompanying notes which are an integral part of this quarterly report.

272 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	14,675	CNY	90,315	09/16/15	57
Barclays	USD	14,675	CNY	90,327	09/16/15	59
Barclays	USD	14,675	CNY	90,286	09/16/15	52
Barclays	USD	225	EUR	200	09/16/15	(5)
Barclays	USD	6,486	EUR	5,770	09/16/15	(145)
Barclays	USD	6,498	EUR	5,770	09/16/15	(157)
Barclays	USD	6,638	EUR	5,870	09/16/15	(188)
Barclays	USD	6,644	EUR	5,870	09/16/15	(194)
Barclays	USD	9	EUR	8	10/02/15	—
Barclays	USD	8,822	GBP	5,770	09/16/15	186
Barclays	USD	2,935	TRY	8,252	09/16/15	6
Barclays	USD	2,308	ZAR	29,152	09/16/15	(21)
Barclays	AUD	2,885	JPY	273,800	09/16/15	213
Barclays	BRL	9,232	USD	2,885	09/17/15	231
Barclays	CLP	11,000	USD	17	09/16/15	1
Barclays	CNH	14,699	USD	2,353	09/16/15	(2)
Barclays	EUR	11,740	USD	13,312	09/16/15	412
Barclays	GBP	2,885	USD	4,382	09/16/15	(122)
Barclays	GBP	2,885	USD	4,390	09/16/15	(114)
Barclays	GBP	5,870	USD	9,098	09/16/15	(67)
Barclays	JPY	722,402	USD	5,870	09/16/15	38
Barclays	PHP	131,124	USD	2,885	09/16/15	24
Barclays	PLN	31,070	EUR	7,424	09/16/15	(136)
Barclays	SGD	7,899	USD	5,870	09/16/15	119
Barclays	SGD	8,591	USD	6,388	09/16/15	134
Barclays	TRY	8,159	USD	2,885	09/16/15	(23)
Barclays	TRY	17,908	USD	6,360	09/16/15	(22)
BNP Paribas	USD	14,675	CNY	90,273	09/16/15	50
BNP Paribas	USD	34	TRY	95	09/18/15	—
BNP Paribas	USD	11,820	TWD	365,229	08/25/15	(294)
BNP Paribas	COP	14,973,150	USD	5,770	09/16/15	582
BNP Paribas	MXN	4,782	USD	297	08/04/15	—
BNP Paribas	NZD	1,794	USD	1,209	08/04/15	25
Citigroup	USD	232	AUD	313	08/04/15	(4)
Citigroup	USD	2	AUD	3	09/16/15	—
Citigroup	USD	10	AUD	13	09/16/15	(1)
Citigroup	USD	45	AUD	61	09/16/15	—
Citigroup	USD	52	AUD	68	09/16/15	(3)
Citigroup	USD	148	AUD	192	09/16/15	(8)
Citigroup	USD	150	AUD	195	09/16/15	(8)
Citigroup	USD	250	AUD	325	09/16/15	(13)
Citigroup	USD	485	AUD	633	09/16/15	(24)
Citigroup	USD	585	AUD	762	09/16/15	(29)
Citigroup	USD	684	AUD	898	09/16/15	(30)
Citigroup	USD	734	AUD	959	09/16/15	(35)
Citigroup	USD	830	AUD	1,120	09/16/15	(13)
Citigroup	USD	911	AUD	1,198	09/16/15	(38)
Citigroup	USD	911	AUD	1,187	09/16/15	(46)
Citigroup	USD	911	AUD	1,200	09/16/15	(36)
Citigroup	USD	912	AUD	1,177	09/16/15	(54)
Citigroup	USD	9	BRL	30	09/16/15	(1)
Citigroup	USD	13	BRL	40	09/16/15	(1)
Citigroup	USD	19	BRL	60	09/16/15	(1)
Citigroup	USD	19	BRL	60	09/16/15	(2)
Citigroup	USD	32	BRL	100	09/16/15	(3)
Citigroup	USD	40	BRL	130	09/16/15	(3)
Citigroup	USD	41	BRL	130	09/16/15	(3)
Citigroup	USD	50	BRL	160	09/16/15	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 273

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		53	BRL	170	09/16/15	(5)
Citigroup	USD		59	BRL	190	09/16/15	(4)
Citigroup	USD		76	BRL	250	09/16/15	(4)
Citigroup	USD		78	BRL	250	09/16/15	(6)
Citigroup	USD		78	BRL	250	09/16/15	(6)
Citigroup	USD		82	BRL	260	09/16/15	(7)
Citigroup	USD		90	BRL	290	09/16/15	(6)
Citigroup	USD		92	BRL	290	09/16/15	(8)
Citigroup	USD		145	BRL	460	09/16/15	(12)
Citigroup	USD		234	BRL	760	09/16/15	(15)
Citigroup	USD		1	CAD	1	09/16/15	—
Citigroup	USD		15	CAD	20	09/16/15	—
Citigroup	USD		58	CAD	71	09/16/15	(3)
Citigroup	USD		91	CAD	112	09/16/15	(6)
Citigroup	USD		102	CAD	126	09/16/15	(5)
Citigroup	USD		119	CAD	145	09/16/15	(8)
Citigroup	USD		123	CAD	152	09/16/15	(7)
Citigroup	USD		154	CAD	191	09/16/15	(8)
Citigroup	USD		394	CAD	484	09/16/15	(24)
Citigroup	USD		441	CAD	540	09/16/15	(28)
Citigroup	USD		459	CAD	566	09/16/15	(27)
Citigroup	USD		971	CAD	1,217	09/16/15	(41)
Citigroup	USD		2,003	CAD	2,507	09/16/15	(87)
Citigroup	USD		3,316	CAD	4,148	09/16/15	(146)
Citigroup	USD		2	CHF	2	09/16/15	—
Citigroup	USD		7	CHF	7	09/16/15	—
Citigroup	USD		11	CHF	10	09/16/15	—
Citigroup	USD		12	CHF	11	09/16/15	—
Citigroup	USD		12	CHF	11	09/16/15	—
Citigroup	USD		84	CHF	80	09/16/15	(1)
Citigroup	USD		61,650	CNY	392,863	02/16/16	1,703
Citigroup	USD		8	COP	20,000	09/16/15	(1)
Citigroup	USD		12	COP	30,000	09/16/15	(1)
Citigroup	USD		19	COP	50,000	09/16/15	(2)
Citigroup	USD		24	COP	60,000	09/16/15	(3)
Citigroup	USD		24	COP	60,000	09/16/15	(3)
Citigroup	USD		27	COP	70,000	09/16/15	(3)
Citigroup	USD		31	COP	80,000	09/16/15	(4)
Citigroup	USD		49	CZK	1,200	09/16/15	—
Citigroup	USD		78	CZK	1,900	09/16/15	(1)
Citigroup	USD		93	CZK	2,300	09/16/15	—
Citigroup	USD		128	CZK	3,100	09/16/15	(2)
Citigroup	USD		136	CZK	3,300	09/16/15	(2)
Citigroup	USD		140	CZK	3,400	09/16/15	(2)
Citigroup	USD		173	CZK	4,200	09/16/15	(3)
Citigroup	USD		174	CZK	4,200	09/16/15	(3)
Citigroup	USD		174	CZK	4,200	09/16/15	(3)
Citigroup	USD		175	CZK	4,200	09/16/15	(5)
Citigroup	USD		177	CZK	4,300	09/16/15	(3)
Citigroup	USD		178	CZK	4,300	09/16/15	(4)
Citigroup	USD		180	CZK	4,300	09/16/15	(5)
Citigroup	USD		180	CZK	4,300	09/16/15	(6)
Citigroup	USD		182	CZK	4,400	09/16/15	(3)
Citigroup	USD		240	CZK	5,900	09/16/15	—
Citigroup	USD		392	CZK	9,644	09/16/15	(1)
Citigroup	USD		542	CZK	13,256	09/16/15	(5)
Citigroup	USD		9	EUR	8	09/16/15	—
Citigroup	USD		27	EUR	24	09/16/15	(1)

See accompanying notes which are an integral part of this quarterly report.

274 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		33	EUR		30	09/16/15	—
Citigroup	USD		36	EUR		32	09/16/15	(1)
Citigroup	USD		139	EUR		123	09/16/15	(4)
Citigroup	USD		223	EUR		197	09/16/15	(7)
Citigroup	USD		311	EUR		274	09/16/15	(10)
Citigroup	USD		317	EUR		285	09/16/15	(3)
Citigroup	USD		441	EUR		397	09/16/15	(5)
Citigroup	USD		548	EUR		500	09/16/15	2
Citigroup	USD		676	EUR		611	09/16/15	(5)
Citigroup	USD		679	EUR		614	09/16/15	(4)
Citigroup	USD		786	EUR		698	09/16/15	(19)
Citigroup	USD		806	EUR		728	09/16/15	(6)
Citigroup	USD		994	EUR		908	09/16/15	4
Citigroup	USD		1,590	EUR		1,447	09/16/15	—
Citigroup	USD		2,170	EUR		1,977	09/16/15	3
Citigroup	USD		2,941	EUR		2,689	09/16/15	14
Citigroup	USD		3,305	EUR		2,929	09/16/15	(88)
Citigroup	USD		3,312	EUR		2,981	09/16/15	(37)
Citigroup	USD		3,659	EUR		3,232	09/16/15	(109)
Citigroup	USD		3,837	EUR		3,427	09/16/15	(71)
Citigroup	USD		4,418	EUR		3,945	09/16/15	(83)
Citigroup	USD		4,431	EUR		3,917	09/16/15	(128)
Citigroup	USD		4,433	EUR		3,956	09/16/15	(87)
Citigroup	USD		108	GBP		69	09/16/15	(1)
Citigroup	USD		120	GBP		76	09/16/15	(1)
Citigroup	USD		132	GBP		86	09/16/15	3
Citigroup	USD		147	GBP		94	09/16/15	—
Citigroup	USD		153	GBP		100	09/16/15	3
Citigroup	USD		175	GBP		113	09/16/15	2
Citigroup	USD		260	GBP		168	09/16/15	2
Citigroup	USD		283	GBP		180	09/16/15	(2)
Citigroup	USD		338	GBP		216	09/16/15	(1)
Citigroup	USD		340	GBP		218	09/16/15	—
Citigroup	USD		357	GBP		230	09/16/15	2
Citigroup	USD		414	GBP		266	09/16/15	1
Citigroup	USD		468	GBP		303	09/16/15	5
Citigroup	USD		478	GBP		306	09/16/15	—
Citigroup	USD		661	GBP		422	09/16/15	(2)
Citigroup	USD		733	GBP		466	09/16/15	(5)
Citigroup	USD		761	GBP		480	09/16/15	(11)
Citigroup	USD		794	GBP		509	09/16/15	1
Citigroup	USD		920	GBP		581	09/16/15	(13)
Citigroup	USD		1,027	GBP		654	09/16/15	(6)
Citigroup	USD		1,052	GBP		687	09/16/15	21
Citigroup	USD		1,085	GBP		711	09/16/15	25
Citigroup	USD		1,176	GBP		740	09/16/15	(21)
Citigroup	USD		2,393	GBP		1,578	09/16/15	71
Citigroup	USD		—	HKD		3	08/04/15	—
Citigroup	USD		3	HKD		23	09/16/15	—
Citigroup	USD		16	HKD		121	09/16/15	—
Citigroup	USD		112	HKD		870	09/16/15	—
Citigroup	USD		204	HKD		1,580	09/16/15	—
Citigroup	USD		7	HUF		2,000	09/16/15	—
Citigroup	USD		7	HUF		2,000	09/16/15	—
Citigroup	USD		31	HUF		9,000	09/16/15	1
Citigroup	USD		32	HUF		9,000	09/16/15	—
Citigroup	USD		43	HUF		12,000	09/16/15	—
Citigroup	USD		53	HUF		15,000	09/16/15	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 275

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		61	HUF	17,000	09/16/15	—
Citigroup	USD		63	HUF	18,000	09/16/15	1
Citigroup	USD		64	HUF	18,000	09/16/15	1
Citigroup	USD		81	HUF	23,000	09/16/15	1
Citigroup	USD		82	HUF	23,000	09/16/15	—
Citigroup	USD		84	HUF	24,000	09/16/15	2
Citigroup	USD		96	HUF	27,000	09/16/15	—
Citigroup	USD		111	HUF	31,000	09/16/15	—
Citigroup	USD		121	HUF	34,183	09/16/15	1
Citigroup	USD		136	HUF	38,303	09/16/15	1
Citigroup	USD		140	HUF	39,050	09/16/15	(1)
Citigroup	USD		151	HUF	42,465	09/16/15	1
Citigroup	USD		177	HUF	50,000	09/16/15	2
Citigroup	USD		214	HUF	60,000	09/16/15	1
Citigroup	USD		52	IDR	700,000	09/16/15	—
Citigroup	USD		74	IDR	1,000,000	09/16/15	—
Citigroup	USD		74	IDR	1,000,000	09/16/15	(1)
Citigroup	USD		5	ILS	20	09/16/15	—
Citigroup	USD		21	ILS	80	09/16/15	1
Citigroup	USD		23	ILS	90	09/16/15	1
Citigroup	USD		24	ILS	90	09/16/15	—
Citigroup	USD		34	ILS	130	09/16/15	1
Citigroup	USD		44	ILS	170	09/16/15	1
Citigroup	USD		44	ILS	170	09/16/15	1
Citigroup	USD		81	ILS	310	09/16/15	1
Citigroup	USD		2	INR	100	09/16/15	—
Citigroup	USD		3	INR	200	09/16/15	—
Citigroup	USD		5	INR	300	09/16/15	—
Citigroup	USD		6	INR	400	09/16/15	—
Citigroup	USD		6	INR	400	09/16/15	—
Citigroup	USD		20	INR	1,300	09/16/15	—
Citigroup	USD		20	INR	1,300	09/16/15	—
Citigroup	USD		29	INR	1,900	09/16/15	—
Citigroup	USD		56	INR	3,600	09/16/15	—
Citigroup	USD		63	INR	4,100	09/16/15	1
Citigroup	USD		75	INR	4,800	09/16/15	(1)
Citigroup	USD		79	INR	5,100	09/16/15	1
Citigroup	USD		160	INR	10,400	09/16/15	1
Citigroup	USD		194	INR	12,600	09/16/15	1
Citigroup	USD		200	INR	12,800	09/16/15	(1)
Citigroup	USD		200	INR	12,900	09/16/15	—
Citigroup	USD		208	INR	13,400	09/16/15	—
Citigroup	USD		213	INR	13,700	09/16/15	(1)
Citigroup	USD		236	INR	15,400	09/16/15	4
Citigroup	USD		97	JPY	12,000	09/16/15	—
Citigroup	USD		114	JPY	14,080	09/16/15	—
Citigroup	USD		127	JPY	15,598	09/16/15	(1)
Citigroup	USD		265	JPY	32,789	09/16/15	(1)
Citigroup	USD		311	JPY	38,374	09/16/15	(1)
Citigroup	USD		315	JPY	38,867	09/16/15	(1)
Citigroup	USD		410	JPY	51,295	09/16/15	4
Citigroup	USD		528	JPY	65,357	09/16/15	(1)
Citigroup	USD		696	JPY	86,084	09/16/15	(1)
Citigroup	USD		722	JPY	89,389	09/16/15	—
Citigroup	USD		806	JPY	99,553	09/16/15	(2)
Citigroup	USD		1,018	JPY	125,660	09/16/15	(3)
Citigroup	USD		1,138	JPY	140,560	09/16/15	(3)
Citigroup	USD		1,257	JPY	155,222	09/16/15	(4)

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		1,281	JPY	157,247	09/16/15	(12)
Citigroup	USD		1,287	JPY	158,715	09/16/15	(6)
Citigroup	USD		1,343	JPY	165,997	09/16/15	(3)
Citigroup	USD		1,406	JPY	173,154	09/16/15	(8)
Citigroup	USD		1,498	JPY	186,099	09/16/15	5
Citigroup	USD		1,835	JPY	225,304	09/16/15	(16)
Citigroup	USD		2,201	JPY	269,146	09/16/15	(28)
Citigroup	USD		2,263	JPY	276,435	09/16/15	(31)
Citigroup	USD		2,298	JPY	283,294	09/16/15	(11)
Citigroup	USD		3,694	JPY	447,930	09/16/15	(78)
Citigroup	USD		3,697	JPY	452,491	09/16/15	(44)
Citigroup	USD		3,796	JPY	459,498	09/16/15	(88)
Citigroup	USD		62	KRW	70,000	09/16/15	(2)
Citigroup	USD		153	KRW	170,000	09/16/15	(7)
Citigroup	USD		153	KRW	170,000	09/16/15	(8)
Citigroup	USD		197	KRW	220,000	09/16/15	(9)
Citigroup	USD		272	KRW	300,000	09/16/15	(15)
Citigroup	USD		281	KRW	313,092	09/16/15	(13)
Citigroup	USD		320	KRW	356,373	09/16/15	(15)
Citigroup	USD		320	KRW	354,988	09/16/15	(16)
Citigroup	USD		428	KRW	475,168	09/16/15	(21)
Citigroup	USD		428	KRW	477,983	09/16/15	(19)
Citigroup	USD		506	KRW	560,000	09/16/15	(26)
Citigroup	USD		534	KRW	592,395	09/16/15	(27)
Citigroup	USD		6	MXN	100	09/17/15	—
Citigroup	USD		18	MXN	300	09/17/15	—
Citigroup	USD		18	MXN	300	09/17/15	—
Citigroup	USD		19	MXN	300	09/17/15	(1)
Citigroup	USD		25	MXN	400	09/17/15	—
Citigroup	USD		25	MXN	400	09/17/15	—
Citigroup	USD		25	MXN	400	09/17/15	—
Citigroup	USD		49	MXN	800	09/17/15	—
Citigroup	USD		55	MXN	900	09/17/15	1
Citigroup	USD		89	MXN	1,400	09/17/15	(2)
Citigroup	USD		98	MXN	1,600	09/17/15	1
Citigroup	USD		108	MXN	1,700	09/17/15	(2)
Citigroup	USD		136	MXN	2,100	09/17/15	(6)
Citigroup	USD		142	MXN	2,200	09/17/15	(6)
Citigroup	USD		143	MXN	2,300	09/17/15	—
Citigroup	USD		154	MXN	2,400	09/17/15	(6)
Citigroup	USD		169	MXN	2,600	09/17/15	(8)
Citigroup	USD		176	MXN	2,800	09/17/15	(3)
Citigroup	USD		233	MXN	3,700	09/17/15	(4)
Citigroup	USD		265	MXN	4,200	09/17/15	(6)
Citigroup	USD		8	MYR	30	09/17/15	—
Citigroup	USD		13	MYR	50	09/17/15	—
Citigroup	USD		16	MYR	60	09/17/15	—
Citigroup	USD		21	MYR	80	09/17/15	—
Citigroup	USD		29	MYR	110	09/17/15	(1)
Citigroup	USD		37	MYR	140	09/17/15	(1)
Citigroup	USD		39	MYR	150	09/17/15	—
Citigroup	USD		42	MYR	160	09/17/15	—
Citigroup	USD		64	MYR	240	09/17/15	(2)
Citigroup	USD		70	MYR	270	09/17/15	—
Citigroup	USD		84	MYR	320	09/17/15	(1)
Citigroup	USD		89	MYR	330	09/17/15	(3)
Citigroup	USD		112	NOK	871	09/16/15	(5)
Citigroup	USD		330	NOK	2,555	09/16/15	(17)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 277

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		330	NOK		2,596	09/16/15	(12)
Citigroup	USD		385	NOK		3,035	09/16/15	(14)
Citigroup	USD		386	NOK		2,966	09/16/15	(23)
Citigroup	USD		437	NOK		3,452	09/16/15	(15)
Citigroup	USD		69	NZD		99	09/16/15	(4)
Citigroup	USD		126	NZD		194	09/16/15	1
Citigroup	USD		198	NZD		297	09/16/15	(2)
Citigroup	USD		290	NZD		434	09/16/15	(4)
Citigroup	USD		344	NZD		525	09/16/15	1
Citigroup	USD		673	NZD		1,012	09/16/15	(7)
Citigroup	USD		673	NZD		1,001	09/16/15	(15)
Citigroup	USD		777	NZD		1,181	09/16/15	(1)
Citigroup	USD		930	NZD		1,413	09/16/15	—
Citigroup	USD		1,718	NZD		2,565	09/16/15	(31)
Citigroup	USD		2	PHP		100	09/16/15	—
Citigroup	USD		16	PHP		700	09/16/15	—
Citigroup	USD		86	PHP		3,900	09/16/15	(1)
Citigroup	USD		88	PHP		4,000	09/16/15	(1)
Citigroup	USD		88	PHP		4,000	09/16/15	(1)
Citigroup	USD		88	PHP		4,000	09/16/15	(1)
Citigroup	USD		90	PHP		4,100	09/16/15	(1)
Citigroup	USD		91	PHP		4,100	09/16/15	(1)
Citigroup	USD		3	PLN		10	09/16/15	—
Citigroup	USD		5	PLN		20	09/16/15	—
Citigroup	USD		8	PLN		30	09/16/15	—
Citigroup	USD		8	PLN		30	09/16/15	—
Citigroup	USD		29	PLN		110	09/16/15	—
Citigroup	USD		42	PLN		160	09/16/15	—
Citigroup	USD		48	PLN		180	09/16/15	—
Citigroup	USD		74	PLN		280	09/16/15	—
Citigroup	USD		75	PLN		280	09/16/15	—
Citigroup	USD		87	PLN		330	09/16/15	1
Citigroup	USD		91	PLN		340	09/16/15	(1)
Citigroup	USD		110	PLN		410	09/16/15	(1)
Citigroup	USD		189	PLN		718	09/16/15	1
Citigroup	USD		189	PLN		714	09/16/15	—
Citigroup	USD		200	PLN		750	09/16/15	(1)
Citigroup	USD		213	PLN		793	09/16/15	(3)
Citigroup	USD		237	PLN		874	09/16/15	(5)
Citigroup	USD		237	PLN		883	09/16/15	(3)
Citigroup	USD		268	PLN		1,010	09/16/15	—
Citigroup	USD		516	PLN		1,917	09/16/15	(9)
Citigroup	USD		10	SEK		83	09/16/15	—
Citigroup	USD		11	SEK		96	09/16/15	—
Citigroup	USD		81	SEK		681	09/16/15	(2)
Citigroup	USD		152	SEK		1,255	09/16/15	(7)
Citigroup	USD		374	SEK		3,075	09/16/15	(17)
Citigroup	USD		391	SEK		3,244	09/16/15	(14)
Citigroup	USD		418	SEK		3,420	09/16/15	(21)
Citigroup	USD		536	SEK		4,405	09/16/15	(25)
Citigroup	USD		737	SEK		6,112	09/16/15	(28)
Citigroup	USD		789	SEK		6,491	09/16/15	(36)
Citigroup	USD		873	SEK		7,129	09/16/15	(46)
Citigroup	USD		882	SEK		7,199	09/16/15	(47)
Citigroup	USD		883	SEK		7,215	09/16/15	(46)
Citigroup	USD		883	SEK		7,155	09/16/15	(53)
Citigroup	USD		887	SEK		7,141	09/16/15	(58)
Citigroup	USD		890	SEK		7,312	09/16/15	(42)

See accompanying notes which are an integral part of this quarterly report.

278 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		7	SGD		10	09/16/15	—
Citigroup	USD		30	SGD		40	09/16/15	(1)
Citigroup	USD		44	SGD		60	09/16/15	—
Citigroup	USD		52	SGD		70	09/16/15	(1)
Citigroup	USD		59	SGD		80	09/16/15	(1)
Citigroup	USD		59	SGD		80	09/16/15	(1)
Citigroup	USD		111	SGD		150	09/16/15	(2)
Citigroup	USD		148	SGD		200	09/16/15	(2)
Citigroup	USD		157	SGD		210	09/16/15	(4)
Citigroup	USD		389	SGD		520	09/16/15	(11)
Citigroup	USD		974	SGD		1,323	09/16/15	(11)
Citigroup	USD		975	SGD		1,316	09/16/15	(17)
Citigroup	USD		1,134	SGD		1,530	09/16/15	(20)
Citigroup	USD		4	TRY		10	09/16/15	—
Citigroup	USD		18	TRY		50	09/16/15	—
Citigroup	USD		22	TRY		60	09/16/15	(1)
Citigroup	USD		33	TRY		90	09/16/15	(1)
Citigroup	USD		44	TRY		120	09/16/15	(1)
Citigroup	USD		62	TRY		170	09/16/15	(1)
Citigroup	USD		84	TRY		230	09/16/15	(2)
Citigroup	USD		124	TRY		340	09/16/15	(3)
Citigroup	USD		135	TRY		370	09/16/15	(4)
Citigroup	USD		150	TRY		410	09/16/15	(4)
Citigroup	USD		156	TRY		430	09/16/15	(3)
Citigroup	USD		165	TRY		450	09/16/15	(5)
Citigroup	USD		173	TRY		470	09/16/15	(5)
Citigroup	USD		175	TRY		470	09/16/15	(7)
Citigroup	USD		175	TRY		470	09/16/15	(8)
Citigroup	USD		187	TRY		510	09/16/15	(5)
Citigroup	USD		194	TRY		520	09/16/15	(8)
Citigroup	USD		200	TRY		540	09/16/15	(7)
Citigroup	USD		225	TRY		610	09/16/15	(7)
Citigroup	USD		68	TWD		2,100	09/16/15	(2)
Citigroup	USD		107	TWD		3,300	09/16/15	(3)
Citigroup	USD		172	TWD		5,348	09/16/15	(4)
Citigroup	USD		173	TWD		5,336	09/16/15	(5)
Citigroup	USD		173	TWD		5,383	09/16/15	(3)
Citigroup	USD		206	TWD		6,377	09/16/15	(5)
Citigroup	USD		225	TWD		6,915	09/16/15	(7)
Citigroup	USD		259	TWD		7,988	09/16/15	(7)
Citigroup	USD		260	TWD		7,977	09/16/15	(8)
Citigroup	USD		260	TWD		7,959	09/16/15	(9)
Citigroup	USD		261	TWD		8,092	09/16/15	(6)
Citigroup	USD		437	TWD		13,424	09/16/15	(14)
Citigroup	USD		8	ZAR		100	09/16/15	—
Citigroup	USD		16	ZAR		200	09/16/15	—
Citigroup	USD		24	ZAR		300	09/16/15	—
Citigroup	USD		24	ZAR		300	09/16/15	—
Citigroup	USD		24	ZAR		300	09/16/15	(1)
Citigroup	USD		24	ZAR		300	09/16/15	(1)
Citigroup	USD		32	ZAR		400	09/16/15	(1)
Citigroup	USD		41	ZAR		500	09/16/15	(2)
Citigroup	USD		72	ZAR		900	09/16/15	(1)
Citigroup	USD		81	ZAR		1,000	09/16/15	(3)
Citigroup	USD		88	ZAR		1,100	09/16/15	(1)
Citigroup	USD		89	ZAR		1,100	09/16/15	(3)
Citigroup	USD		89	ZAR		1,100	09/16/15	(3)
Citigroup	USD		111	ZAR		1,381	09/16/15	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 279

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		111	ZAR		1,393	09/16/15	(2)
Citigroup	USD		127	ZAR		1,600	09/16/15	(1)
Citigroup	USD		272	ZAR		3,426	09/16/15	(3)
Citigroup	AUD		20	USD		15	09/16/15	1
Citigroup	AUD		20	USD		15	09/16/15	—
Citigroup	AUD		72	USD		52	09/16/15	—
Citigroup	AUD		75	USD		57	09/16/15	2
Citigroup	AUD		91	USD		66	09/16/15	—
Citigroup	AUD		115	USD		88	09/16/15	4
Citigroup	AUD		138	USD		100	09/16/15	—
Citigroup	AUD		213	USD		155	09/16/15	(1)
Citigroup	AUD		245	USD		188	09/16/15	9
Citigroup	AUD		249	USD		190	09/16/15	9
Citigroup	AUD		250	USD		184	09/16/15	2
Citigroup	AUD		258	USD		190	09/16/15	1
Citigroup	AUD		318	USD		235	09/16/15	3
Citigroup	AUD		352	USD		272	09/16/15	16
Citigroup	AUD		418	USD		322	09/16/15	17
Citigroup	AUD		418	USD		304	09/16/15	(1)
Citigroup	AUD		428	USD		329	09/16/15	17
Citigroup	AUD		495	USD		377	09/16/15	16
Citigroup	AUD		507	USD		373	09/16/15	4
Citigroup	AUD		553	USD		426	09/16/15	23
Citigroup	AUD		584	USD		432	09/16/15	7
Citigroup	AUD		601	USD		458	09/16/15	20
Citigroup	AUD		611	USD		454	09/16/15	9
Citigroup	AUD		703	USD		521	09/16/15	8
Citigroup	AUD		811	USD		622	09/16/15	30
Citigroup	AUD		937	USD		712	09/16/15	29
Citigroup	AUD		954	USD		736	09/16/15	40
Citigroup	AUD		997	USD		741	09/16/15	14
Citigroup	AUD		1,180	USD		901	09/16/15	41
Citigroup	AUD		1,554	USD		1,147	09/16/15	14
Citigroup	AUD		2,739	USD		2,033	09/16/15	35
Citigroup	BRL		20	USD		6	09/16/15	—
Citigroup	BRL		70	USD		21	09/16/15	1
Citigroup	BRL		90	USD		28	09/16/15	2
Citigroup	BRL		160	USD		49	09/16/15	3
Citigroup	BRL		180	USD		53	09/16/15	1
Citigroup	BRL		220	USD		66	09/16/15	3
Citigroup	BRL		280	USD		86	09/16/15	5
Citigroup	BRL		330	USD		102	09/16/15	7
Citigroup	BRL		370	USD		112	09/16/15	6
Citigroup	BRL		380	USD		117	09/16/15	8
Citigroup	BRL		420	USD		129	09/16/15	8
Citigroup	BRL		430	USD		133	09/16/15	10
Citigroup	BRL		460	USD		144	09/16/15	12
Citigroup	BRL		520	USD		158	09/16/15	8
Citigroup	BRL		2,570	USD		776	09/16/15	37
Citigroup	BRL		15,162	USD		4,795	02/16/16	638
Citigroup	CAD		1	USD		1	09/16/15	—
Citigroup	CAD		1	USD		1	09/16/15	—
Citigroup	CAD		1	USD		1	09/16/15	—
Citigroup	CAD		2	USD		2	09/16/15	—
Citigroup	CAD		64	USD		51	09/16/15	2
Citigroup	CAD		65	USD		52	09/16/15	2
Citigroup	CAD		81	USD		62	09/16/15	—
Citigroup	CAD		85	USD		68	09/16/15	3

See accompanying notes which are an integral part of this quarterly report.

280 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	CAD	86	USD		66	09/16/15	—
Citigroup	CAD	289	USD		226	09/16/15	5
Citigroup	CAD	322	USD		259	09/16/15	13
Citigroup	CAD	350	USD		281	09/16/15	13
Citigroup	CAD	371	USD		286	09/16/15	3
Citigroup	CAD	373	USD		287	09/16/15	2
Citigroup	CAD	490	USD		385	09/16/15	10
Citigroup	CAD	585	USD		468	09/16/15	21
Citigroup	CAD	637	USD		511	09/16/15	24
Citigroup	CAD	656	USD		523	09/16/15	22
Citigroup	CAD	1,202	USD		964	09/16/15	45
Citigroup	CAD	1,418	USD		1,115	09/16/15	31
Citigroup	CAD	1,833	USD		1,441	09/16/15	40
Citigroup	CAD	2,020	USD		1,584	09/16/15	40
Citigroup	CAD	2,192	USD		1,740	09/16/15	65
Citigroup	CAD	2,484	USD		1,949	09/16/15	50
Citigroup	CHF	1	USD		1	09/16/15	—
Citigroup	CHF	1	USD		1	09/16/15	—
Citigroup	CHF	3	USD		3	09/16/15	—
Citigroup	CHF	3	USD		3	09/16/15	—
Citigroup	CHF	3	USD		3	09/16/15	—
Citigroup	CHF	4	USD		4	09/16/15	—
Citigroup	CHF	5	USD		5	09/16/15	—
Citigroup	CHF	6	USD		6	09/16/15	—
Citigroup	CHF	7	USD		7	09/16/15	—
Citigroup	CHF	16	USD		17	09/16/15	—
Citigroup	CHF	56	USD		61	09/16/15	3
Citigroup	CLP	2,000	USD		3	09/16/15	—
Citigroup	CLP	4,000	USD		6	09/16/15	—
Citigroup	CLP	5,242	USD		8	09/16/15	1
Citigroup	CLP	7,000	USD		11	09/16/15	1
Citigroup	CLP	7,000	USD		11	09/16/15	1
Citigroup	CLP	8,000	USD		13	09/16/15	1
Citigroup	CLP	8,000	USD		12	09/16/15	1
Citigroup	CLP	9,000	USD		14	09/16/15	1
Citigroup	CLP	11,000	USD		17	09/16/15	1
Citigroup	CLP	13,000	USD		20	09/16/15	1
Citigroup	CLP	14,000	USD		22	09/16/15	1
Citigroup	CLP	15,000	USD		24	09/16/15	2
Citigroup	CLP	17,000	USD		27	09/16/15	2
Citigroup	CLP	17,758	USD		28	09/16/15	2
Citigroup	CLP	43,000	USD		67	09/16/15	3
Citigroup	CLP	53,000	USD		82	09/16/15	4
Citigroup	CNY	109,087	USD		17,125	02/16/16	(467)
Citigroup	CNY	109,104	USD		17,125	02/16/16	(470)
Citigroup	CNY	109,246	USD		17,150	02/17/16	(467)
Citigroup	COP	20,000	USD		8	09/16/15	1
Citigroup	COP	62,061	USD		24	09/16/15	3
Citigroup	COP	80,000	USD		30	09/16/15	2
Citigroup	COP	180,000	USD		66	09/16/15	4
Citigroup	COP	197,939	USD		77	09/16/15	9
Citigroup	CZK	200	USD		8	09/16/15	—
Citigroup	CZK	500	USD		20	09/16/15	—
Citigroup	CZK	1,000	USD		41	09/16/15	—
Citigroup	CZK	1,400	USD		56	09/16/15	(1)
Citigroup	CZK	1,400	USD		57	09/16/15	1
Citigroup	CZK	1,900	USD		78	09/16/15	1
Citigroup	CZK	2,700	USD		111	09/16/15	2

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 281

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	CZK		3,000	USD	123	09/16/15	1
Citigroup	CZK		3,500	USD	143	09/16/15	1
Citigroup	CZK		4,000	USD	161	09/16/15	(2)
Citigroup	CZK		4,100	USD	163	09/16/15	(3)
Citigroup	EUR		7,509	HUF	2,354,319	09/16/15	317
Citigroup	EUR		805	USD	895	08/04/15	11
Citigroup	EUR		1	USD	1	09/16/15	—
Citigroup	EUR		1	USD	1	09/16/15	—
Citigroup	EUR		1	USD	1	09/16/15	—
Citigroup	EUR		3	USD	3	09/16/15	—
Citigroup	EUR		5	USD	6	09/16/15	—
Citigroup	EUR		7	USD	8	09/16/15	—
Citigroup	EUR		8	USD	9	09/16/15	—
Citigroup	EUR		24	USD	27	09/16/15	—
Citigroup	EUR		35	USD	39	09/16/15	—
Citigroup	EUR		38	USD	42	09/16/15	1
Citigroup	EUR		46	USD	51	09/16/15	—
Citigroup	EUR		66	USD	72	09/16/15	—
Citigroup	EUR		72	USD	80	09/16/15	1
Citigroup	EUR		80	USD	89	09/16/15	2
Citigroup	EUR		90	USD	98	09/16/15	—
Citigroup	EUR		220	USD	240	09/16/15	(2)
Citigroup	EUR		320	USD	353	09/16/15	1
Citigroup	EUR		375	USD	412	09/16/15	—
Citigroup	EUR		413	USD	448	09/16/15	(6)
Citigroup	EUR		471	USD	529	09/16/15	11
Citigroup	EUR		537	USD	588	09/16/15	(2)
Citigroup	EUR		553	USD	603	09/16/15	(5)
Citigroup	EUR		589	USD	639	09/16/15	(8)
Citigroup	EUR		686	USD	762	09/16/15	8
Citigroup	EUR		845	USD	948	09/16/15	19
Citigroup	EUR		1,002	USD	1,124	09/16/15	23
Citigroup	EUR		1,067	USD	1,187	09/16/15	14
Citigroup	EUR		1,109	USD	1,251	09/16/15	32
Citigroup	EUR		1,137	USD	1,282	09/16/15	33
Citigroup	EUR		1,390	USD	1,585	09/16/15	58
Citigroup	EUR		1,620	USD	1,766	09/16/15	(14)
Citigroup	EUR		1,670	USD	1,872	09/16/15	37
Citigroup	EUR		2,160	USD	2,432	09/16/15	58
Citigroup	EUR		2,218	USD	2,491	09/16/15	54
Citigroup	EUR		2,532	USD	2,845	09/16/15	63
Citigroup	EUR		2,532	USD	2,762	09/16/15	(20)
Citigroup	EUR		3,164	USD	3,503	09/16/15	26
Citigroup	EUR		3,671	USD	4,114	09/16/15	80
Citigroup	EUR		3,797	USD	4,302	09/16/15	128
Citigroup	GBP		1	USD	2	09/16/15	—
Citigroup	GBP		39	USD	61	09/16/15	—
Citigroup	GBP		74	USD	113	09/16/15	(3)
Citigroup	GBP		75	USD	117	09/16/15	—
Citigroup	GBP		86	USD	131	09/16/15	(3)
Citigroup	GBP		158	USD	247	09/16/15	—
Citigroup	GBP		190	USD	291	09/16/15	(6)
Citigroup	GBP		198	USD	307	09/16/15	(2)
Citigroup	GBP		204	USD	318	09/16/15	(1)
Citigroup	GBP		231	USD	361	09/16/15	—
Citigroup	GBP		245	USD	379	09/16/15	(3)
Citigroup	GBP		252	USD	392	09/16/15	(2)
Citigroup	GBP		266	USD	411	09/16/15	(5)

See accompanying notes which are an integral part of this quarterly report.

282 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	GBP	288	USD		439	09/16/15	(11)
Citigroup	GBP	288	USD		443	09/16/15	(6)
Citigroup	GBP	331	USD		515	09/16/15	(1)
Citigroup	GBP	337	USD		515	09/16/15	(11)
Citigroup	GBP	376	USD		584	09/16/15	(3)
Citigroup	GBP	425	USD		651	09/16/15	(12)
Citigroup	GBP	432	USD		667	09/16/15	(8)
Citigroup	GBP	531	USD		812	09/16/15	(17)
Citigroup	GBP	888	USD		1,365	09/16/15	(21)
Citigroup	GBP	1,477	USD		2,272	09/16/15	(34)
Citigroup	HKD	2	USD		—	09/16/15	—
Citigroup	HKD	16	USD		2	09/16/15	—
Citigroup	HKD	29	USD		4	09/16/15	—
Citigroup	HKD	117	USD		15	09/16/15	—
Citigroup	HKD	224	USD		29	09/16/15	—
Citigroup	HKD	238	USD		31	09/16/15	—
Citigroup	HKD	240	USD		31	09/16/15	—
Citigroup	HKD	248	USD		32	09/16/15	—
Citigroup	HKD	552	USD		71	09/16/15	—
Citigroup	HKD	566	USD		73	09/16/15	—
Citigroup	HUF	3,000	USD		11	09/16/15	—
Citigroup	HUF	3,000	USD		11	09/16/15	—
Citigroup	HUF	8,000	USD		29	09/16/15	—
Citigroup	HUF	13,000	USD		47	09/16/15	—
Citigroup	HUF	13,000	USD		47	09/16/15	—
Citigroup	HUF	15,000	USD		55	09/16/15	1
Citigroup	HUF	16,000	USD		58	09/16/15	1
Citigroup	HUF	19,000	USD		67	09/16/15	(1)
Citigroup	HUF	19,000	USD		68	09/16/15	—
Citigroup	HUF	22,000	USD		79	09/16/15	1
Citigroup	HUF	23,000	USD		83	09/16/15	1
Citigroup	HUF	23,000	USD		82	09/16/15	—
Citigroup	HUF	25,000	USD		88	09/16/15	(1)
Citigroup	HUF	30,000	USD		108	09/16/15	1
Citigroup	HUF	33,000	USD		116	09/16/15	(2)
Citigroup	HUF	37,000	USD		134	09/16/15	1
Citigroup	HUF	42,000	USD		151	09/16/15	1
Citigroup	HUF	44,000	USD		157	09/16/15	(1)
Citigroup	HUF	56,000	USD		197	09/16/15	(3)
Citigroup	IDR	200,000	USD		15	09/16/15	—
Citigroup	IDR	368,463	USD		27	09/16/15	—
Citigroup	IDR	600,000	USD		44	09/16/15	—
Citigroup	IDR	600,000	USD		44	09/16/15	—
Citigroup	IDR	600,000	USD		44	09/16/15	—
Citigroup	IDR	817,308	USD		60	09/16/15	1
Citigroup	IDR	822,559	USD		60	09/16/15	—
Citigroup	IDR	1,000,000	USD		73	09/16/15	—
Citigroup	IDR	1,225,653	USD		90	09/16/15	1
Citigroup	IDR	1,632,453	USD		121	09/16/15	1
Citigroup	IDR	1,633,565	USD		121	09/16/15	1
Citigroup	ILS	50	USD		13	09/16/15	—
Citigroup	ILS	60	USD		16	09/16/15	—
Citigroup	ILS	80	USD		21	09/16/15	—
Citigroup	ILS	110	USD		29	09/16/15	—
Citigroup	ILS	179	USD		47	09/16/15	(1)
Citigroup	ILS	190	USD		49	09/16/15	(1)
Citigroup	ILS	191	USD		50	09/16/15	(1)
Citigroup	ILS	220	USD		57	09/16/15	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 283

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	ILS	230	USD		60	09/16/15	(1)
Citigroup	INR	488	USD		8	09/16/15	—
Citigroup	INR	732	USD		11	09/16/15	—
Citigroup	INR	732	USD		11	09/16/15	—
Citigroup	INR	976	USD		15	09/16/15	—
Citigroup	INR	1,172	USD		18	09/16/15	—
Citigroup	INR	2,000	USD		31	09/16/15	—
Citigroup	INR	7,500	USD		115	09/16/15	(1)
Citigroup	INR	12,100	USD		186	09/16/15	(2)
Citigroup	INR	13,300	USD		205	09/16/15	(1)
Citigroup	JPY	1,000	USD		8	09/16/15	—
Citigroup	JPY	1,000	USD		8	09/16/15	—
Citigroup	JPY	1,763	USD		14	09/16/15	—
Citigroup	JPY	11,554	USD		93	09/16/15	—
Citigroup	JPY	15,320	USD		125	09/16/15	1
Citigroup	JPY	19,126	USD		154	09/16/15	—
Citigroup	JPY	33,811	USD		273	09/16/15	—
Citigroup	JPY	41,681	USD		336	09/16/15	—
Citigroup	JPY	63,336	USD		515	09/16/15	4
Citigroup	JPY	63,940	USD		520	09/16/15	4
Citigroup	JPY	73,961	USD		594	09/16/15	(3)
Citigroup	JPY	95,248	USD		770	09/16/15	1
Citigroup	JPY	109,015	USD		883	09/16/15	3
Citigroup	JPY	120,046	USD		971	09/16/15	2
Citigroup	JPY	129,037	USD		1,047	09/16/15	5
Citigroup	JPY	131,387	USD		1,058	09/16/15	(3)
Citigroup	JPY	341,758	USD		2,738	09/16/15	(21)
Citigroup	JPY	387,635	USD		3,132	09/16/15	3
Citigroup	JPY	410,762	USD		3,305	09/16/15	(11)
Citigroup	JPY	443,728	USD		3,569	09/16/15	(13)
Citigroup	JPY	455,251	USD		3,668	09/16/15	(8)
Citigroup	JPY	519,856	USD		4,176	09/16/15	(21)
Citigroup	JPY	521,193	USD		4,220	09/16/15	12
Citigroup	KRW	20,000	USD		17	09/16/15	—
Citigroup	KRW	20,000	USD		17	09/16/15	—
Citigroup	KRW	20,000	USD		17	09/16/15	—
Citigroup	KRW	20,000	USD		17	09/16/15	—
Citigroup	KRW	20,000	USD		17	09/16/15	—
Citigroup	KRW	30,000	USD		27	09/16/15	1
Citigroup	KRW	30,000	USD		27	09/16/15	1
Citigroup	KRW	30,000	USD		27	09/16/15	1
Citigroup	KRW	30,000	USD		27	09/16/15	1
Citigroup	KRW	40,000	USD		36	09/16/15	2
Citigroup	KRW	50,000	USD		43	09/16/15	—
Citigroup	KRW	70,000	USD		61	09/16/15	1
Citigroup	KRW	70,000	USD		63	09/16/15	3
Citigroup	KRW	70,000	USD		61	09/16/15	1
Citigroup	KRW	80,000	USD		69	09/16/15	1
Citigroup	KRW	90,000	USD		81	09/16/15	4
Citigroup	KRW	110,000	USD		95	09/16/15	1
Citigroup	KRW	130,000	USD		111	09/16/15	—
Citigroup	KRW	140,000	USD		126	09/16/15	6
Citigroup	KRW	140,000	USD		120	09/16/15	—
Citigroup	KRW	140,000	USD		125	09/16/15	5
Citigroup	KRW	150,000	USD		135	09/16/15	6
Citigroup	KRW	260,000	USD		231	09/16/15	8
Citigroup	KRW	260,000	USD		229	09/16/15	7
Citigroup	KRW	290,000	USD		261	09/16/15	13

See accompanying notes which are an integral part of this quarterly report.

284 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	KRW	320,000	USD		281	09/16/15	7
Citigroup	KRW	330,000	USD		292	09/16/15	9
Citigroup	KRW	350,000	USD		309	09/16/15	9
Citigroup	KRW	370,000	USD		330	09/16/15	14
Citigroup	KRW	440,000	USD		394	09/16/15	17
Citigroup	KRW	440,000	USD		387	09/16/15	10
Citigroup	KRW	460,000	USD		410	09/16/15	16
Citigroup	KRW	510,000	USD		453	09/16/15	17
Citigroup	MXN	4,764	USD		296	08/04/15	—
Citigroup	MXN	4,780	USD		297	08/04/15	—
Citigroup	MXN	200	USD		13	09/17/15	—
Citigroup	MXN	300	USD		19	09/17/15	1
Citigroup	MXN	300	USD		19	09/17/15	—
Citigroup	MXN	1,100	USD		71	09/17/15	3
Citigroup	MXN	1,100	USD		70	09/17/15	2
Citigroup	MXN	2,293	USD		148	09/17/15	6
Citigroup	MXN	2,300	USD		146	09/17/15	3
Citigroup	MXN	3,000	USD		190	09/17/15	4
Citigroup	MXN	3,058	USD		197	09/17/15	8
Citigroup	MXN	3,900	USD		248	09/17/15	7
Citigroup	MXN	4,100	USD		262	09/17/15	8
Citigroup	MXN	4,600	USD		296	09/17/15	11
Citigroup	MXN	5,000	USD		317	09/17/15	8
Citigroup	MXN	5,100	USD		322	09/17/15	6
Citigroup	MXN	5,300	USD		342	09/17/15	14
Citigroup	MXN	11,450	USD		740	09/17/15	32
Citigroup	MXN	602	USD		38	09/30/15	1
Citigroup	MYR	10	USD		3	09/17/15	—
Citigroup	MYR	50	USD		13	09/17/15	—
Citigroup	MYR	70	USD		19	09/17/15	1
Citigroup	MYR	120	USD		32	09/17/15	1
Citigroup	MYR	160	USD		42	09/17/15	1
Citigroup	MYR	160	USD		42	09/17/15	1
Citigroup	MYR	170	USD		46	09/17/15	2
Citigroup	MYR	180	USD		48	09/17/15	2
Citigroup	MYR	190	USD		52	09/17/15	3
Citigroup	MYR	200	USD		54	09/17/15	3
Citigroup	MYR	270	USD		72	09/17/15	2
Citigroup	MYR	300	USD		81	09/17/15	3
Citigroup	MYR	310	USD		83	09/17/15	3
Citigroup	MYR	470	USD		128	09/17/15	6
Citigroup	MYR	670	USD		176	09/17/15	2
Citigroup	NOK	464	USD		59	09/16/15	3
Citigroup	NOK	992	USD		127	09/16/15	5
Citigroup	NOK	1,144	USD		147	09/16/15	8
Citigroup	NOK	1,408	USD		174	09/16/15	2
Citigroup	NOK	1,821	USD		234	09/16/15	11
Citigroup	NOK	1,921	USD		244	09/16/15	9
Citigroup	NOK	1,924	USD		249	09/16/15	14
Citigroup	NOK	2,769	USD		354	09/16/15	15
Citigroup	NOK	3,068	USD		373	09/16/15	(2)
Citigroup	NOK	3,454	USD		438	09/16/15	16
Citigroup	NOK	4,021	USD		506	09/16/15	14
Citigroup	NOK	5,310	USD		644	09/16/15	(5)
Citigroup	NOK	5,688	USD		694	09/16/15	(2)
Citigroup	NOK	5,749	USD		729	09/16/15	26
Citigroup	NOK	6,937	USD		889	09/16/15	41
Citigroup	NOK	6,958	USD		886	09/16/15	35

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 285

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	NOK		6,990	USD		897	09/16/15	42
Citigroup	NOK		7,094	USD		897	09/16/15	29
Citigroup	NZD		137	USD		91	09/16/15	1
Citigroup	NZD		200	USD		137	09/16/15	5
Citigroup	NZD		226	USD		157	09/16/15	8
Citigroup	NZD		230	USD		158	09/16/15	6
Citigroup	NZD		265	USD		181	09/16/15	6
Citigroup	NZD		267	USD		188	09/16/15	13
Citigroup	NZD		270	USD		191	09/16/15	13
Citigroup	NZD		295	USD		202	09/16/15	8
Citigroup	NZD		424	USD		292	09/16/15	13
Citigroup	NZD		480	USD		327	09/16/15	11
Citigroup	NZD		622	USD		439	09/16/15	30
Citigroup	NZD		658	USD		436	09/16/15	4
Citigroup	NZD		666	USD		452	09/16/15	14
Citigroup	NZD		744	USD		532	09/16/15	43
Citigroup	NZD		832	USD		560	09/16/15	13
Citigroup	NZD		1,012	USD		701	09/16/15	35
Citigroup	NZD		1,039	USD		719	09/16/15	36
Citigroup	NZD		1,051	USD		753	09/16/15	61
Citigroup	NZD		1,432	USD		964	09/16/15	23
Citigroup	NZD		1,490	USD		1,052	09/16/15	72
Citigroup	NZD		1,492	USD		1,056	09/16/15	74
Citigroup	NZD		1,874	USD		1,236	09/16/15	3
Citigroup	NZD		1,908	USD		1,344	09/16/15	88
Citigroup	PEN		47,242	USD		14,425	03/16/16	60
Citigroup	PHP		100	USD		2	09/16/15	—
Citigroup	PHP		200	USD		4	09/16/15	—
Citigroup	PHP		900	USD		20	09/16/15	—
Citigroup	PHP		1,000	USD		22	09/16/15	—
Citigroup	PHP		1,500	USD		33	09/16/15	—
Citigroup	PHP		1,900	USD		42	09/16/15	—
Citigroup	PHP		2,600	USD		57	09/16/15	—
Citigroup	PHP		3,100	USD		69	09/16/15	2
Citigroup	PHP		3,700	USD		81	09/16/15	—
Citigroup	PHP		3,700	USD		81	09/16/15	—
Citigroup	PHP		3,800	USD		84	09/16/15	1
Citigroup	PHP		3,800	USD		83	09/16/15	1
Citigroup	PHP		3,900	USD		86	09/16/15	—
Citigroup	PHP		4,000	USD		89	09/16/15	2
Citigroup	PHP		4,000	USD		87	09/16/15	—
Citigroup	PHP		4,000	USD		88	09/16/15	1
Citigroup	PHP		4,000	USD		88	09/16/15	1
Citigroup	PHP		4,100	USD		90	09/16/15	1
Citigroup	PHP		4,200	USD		93	09/16/15	2
Citigroup	PHP		4,200	USD		93	09/16/15	2
Citigroup	PLN		80	USD		22	09/16/15	—
Citigroup	PLN		100	USD		27	09/16/15	—
Citigroup	PLN		130	USD		35	09/16/15	1
Citigroup	PLN		140	USD		38	09/16/15	1
Citigroup	PLN		150	USD		40	09/16/15	—
Citigroup	PLN		170	USD		46	09/16/15	1
Citigroup	PLN		230	USD		62	09/16/15	1
Citigroup	PLN		260	USD		71	09/16/15	2
Citigroup	PLN		280	USD		76	09/16/15	2
Citigroup	PLN		500	USD		135	09/16/15	2
Citigroup	PLN		590	USD		158	09/16/15	2
Citigroup	PLN		600	USD		157	09/16/15	(1)

See accompanying notes which are an integral part of this quarterly report.

286 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	PLN		650	USD		171	09/16/15	(1)
Citigroup	PLN		710	USD		187	09/16/15	(1)
Citigroup	PLN		740	USD		197	09/16/15	1
Citigroup	PLN		800	USD		209	09/16/15	(3)
Citigroup	PLN		900	USD		237	09/16/15	(1)
Citigroup	PLN		940	USD		248	09/16/15	(1)
Citigroup	PLN		940	USD		249	09/16/15	—
Citigroup	PLN		1,020	USD		271	09/16/15	1
Citigroup	PLN		1,070	USD		284	09/16/15	—
Citigroup	SEK		844	USD		99	09/16/15	1
Citigroup	SEK		1,055	USD		122	09/16/15	—
Citigroup	SEK		1,194	USD		144	09/16/15	5
Citigroup	SEK		1,381	USD		163	09/16/15	3
Citigroup	SEK		1,512	USD		184	09/16/15	8
Citigroup	SEK		1,599	USD		185	09/16/15	—
Citigroup	SEK		2,544	USD		296	09/16/15	1
Citigroup	SEK		2,823	USD		329	09/16/15	2
Citigroup	SEK		2,829	USD		332	09/16/15	4
Citigroup	SEK		3,365	USD		391	09/16/15	1
Citigroup	SEK		3,645	USD		423	09/16/15	1
Citigroup	SEK		4,177	USD		484	09/16/15	(1)
Citigroup	SEK		4,330	USD		507	09/16/15	5
Citigroup	SEK		6,644	USD		780	09/16/15	9
Citigroup	SEK		7,202	USD		845	09/16/15	10
Citigroup	SEK		7,311	USD		861	09/16/15	12
Citigroup	SEK		7,313	USD		883	09/16/15	35
Citigroup	SEK		7,323	USD		865	09/16/15	16
Citigroup	SEK		7,356	USD		868	09/16/15	15
Citigroup	SEK		7,363	USD		864	09/16/15	10
Citigroup	SEK		7,373	USD		866	09/16/15	11
Citigroup	SEK		7,384	USD		875	09/16/15	19
Citigroup	SEK		7,391	USD		869	09/16/15	12
Citigroup	SEK		7,494	USD		890	09/16/15	20
Citigroup	SEK		7,593	USD		888	09/16/15	7
Citigroup	SGD		10	USD		7	09/16/15	—
Citigroup	SGD		20	USD		15	09/16/15	—
Citigroup	SGD		60	USD		44	09/16/15	1
Citigroup	SGD		70	USD		52	09/16/15	1
Citigroup	SGD		80	USD		59	09/16/15	—
Citigroup	SGD		90	USD		66	09/16/15	—
Citigroup	SGD		100	USD		74	09/16/15	1
Citigroup	SGD		110	USD		80	09/16/15	—
Citigroup	SGD		120	USD		89	09/16/15	2
Citigroup	SGD		140	USD		103	09/16/15	1
Citigroup	SGD		150	USD		111	09/16/15	2
Citigroup	SGD		150	USD		109	09/16/15	—
Citigroup	SGD		180	USD		133	09/16/15	2
Citigroup	SGD		200	USD		146	09/16/15	—
Citigroup	SGD		220	USD		163	09/16/15	3
Citigroup	SGD		240	USD		177	09/16/15	3
Citigroup	SGD		250	USD		185	09/16/15	3
Citigroup	SGD		260	USD		189	09/16/15	—
Citigroup	SGD		280	USD		207	09/16/15	3
Citigroup	SGD		320	USD		234	09/16/15	1
Citigroup	SGD		460	USD		340	09/16/15	5
Citigroup	SGD		470	USD		348	09/16/15	6
Citigroup	SGD		480	USD		350	09/16/15	—
Citigroup	SGD		540	USD		399	09/16/15	6

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 287

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	SGD		670	USD		493	09/16/15	6
Citigroup	TRY		10	USD		4	09/16/15	—
Citigroup	TRY		20	USD		7	09/16/15	—
Citigroup	TRY		29	USD		10	09/16/15	—
Citigroup	TRY		32	USD		11	09/16/15	—
Citigroup	TRY		34	USD		12	09/16/15	—
Citigroup	TRY		60	USD		21	09/16/15	—
Citigroup	TRY		70	USD		26	09/16/15	1
Citigroup	TRY		80	USD		28	09/16/15	—
Citigroup	TRY		80	USD		29	09/16/15	—
Citigroup	TRY		80	USD		29	09/16/15	—
Citigroup	TRY		85	USD		31	09/16/15	1
Citigroup	TRY		130	USD		46	09/16/15	—
Citigroup	TRY		150	USD		54	09/16/15	1
Citigroup	TRY		160	USD		57	09/16/15	—
Citigroup	TRY		170	USD		61	09/16/15	—
Citigroup	TRY		230	USD		83	09/16/15	1
Citigroup	TRY		230	USD		83	09/16/15	1
Citigroup	TRY		260	USD		93	09/16/15	1
Citigroup	TRY		320	USD		116	09/16/15	2
Citigroup	TRY		350	USD		124	09/16/15	(1)
Citigroup	TRY		440	USD		157	09/16/15	—
Citigroup	TRY		510	USD		183	09/16/15	2
Citigroup	TRY		520	USD		185	09/16/15	(1)
Citigroup	TRY		570	USD		204	09/16/15	—
Citigroup	TRY		750	USD		268	09/16/15	1
Citigroup	TRY		1,130	USD		402	09/16/15	(1)
Citigroup	TRY		2,010	USD		730	09/18/15	14
Citigroup	TWD		200	USD		6	09/16/15	—
Citigroup	TWD		300	USD		10	09/16/15	—
Citigroup	TWD		400	USD		13	09/16/15	—
Citigroup	TWD		900	USD		29	09/16/15	1
Citigroup	TWD		1,100	USD		35	09/16/15	1
Citigroup	TWD		1,100	USD		35	09/16/15	1
Citigroup	TWD		1,400	USD		45	09/16/15	1
Citigroup	TWD		1,600	USD		52	09/16/15	1
Citigroup	TWD		2,500	USD		80	09/16/15	1
Citigroup	TWD		2,500	USD		81	09/16/15	2
Citigroup	TWD		3,000	USD		95	09/16/15	—
Citigroup	TWD		3,100	USD		99	09/16/15	1
Citigroup	TWD		3,100	USD		101	09/16/15	3
Citigroup	TWD		3,200	USD		102	09/16/15	1
Citigroup	TWD		3,300	USD		106	09/16/15	2
Citigroup	TWD		3,600	USD		116	09/16/15	2
Citigroup	TWD		3,800	USD		122	09/16/15	2
Citigroup	TWD		4,300	USD		141	09/16/15	5
Citigroup	TWD		5,200	USD		167	09/16/15	2
Citigroup	TWD		5,300	USD		173	09/16/15	6
Citigroup	TWD		5,300	USD		168	09/16/15	1
Citigroup	TWD		6,100	USD		196	09/16/15	3
Citigroup	TWD		6,100	USD		197	09/16/15	4
Citigroup	TWD		6,300	USD		204	09/16/15	5
Citigroup	TWD		6,400	USD		207	09/16/15	5
Citigroup	TWD		6,400	USD		207	09/16/15	5
Citigroup	TWD		6,400	USD		207	09/16/15	5
Citigroup	TWD		6,400	USD		208	09/16/15	6
Citigroup	ZAR		100	USD		8	09/16/15	—
Citigroup	ZAR		200	USD		16	09/16/15	—

See accompanying notes which are an integral part of this quarterly report.

288 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	ZAR	400	USD	32	09/16/15	1
Citigroup	ZAR	800	USD	64	09/16/15	1
Citigroup	ZAR	900	USD	71	09/16/15	—
Citigroup	ZAR	1,000	USD	78	09/16/15	—
Citigroup	ZAR	1,500	USD	118	09/16/15	—
Citigroup	ZAR	1,600	USD	128	09/16/15	3
Citigroup	ZAR	1,600	USD	126	09/16/15	1
Citigroup	ZAR	2,200	USD	174	09/16/15	1
Citigroup	ZAR	2,200	USD	176	09/16/15	4
Citigroup	ZAR	2,300	USD	181	09/16/15	—
Citigroup	ZAR	2,800	USD	222	09/16/15	3
Credit Suisse	USD	794	AUD	1,089	08/04/15	2
Credit Suisse	USD	6	JPY	742	08/04/15	—
Credit Suisse	AUD	1,089	USD	793	09/02/15	(2)
Deutsche Bank	TRY	125	USD	46	09/18/15	1
ED&F Man Capital Markets	RUB	117,519	USD	2,988	08/27/15	1,091
Goldman Sachs	AUD	152	USD	117	08/04/15	6
Goldman Sachs	AUD	498	USD	363	09/02/15	(1)
HSBC	USD	5,769	MXN	89,848	09/17/15	(211)
HSBC	USD	112	SEK	940	08/12/15	(3)
HSBC	AUD	10,590	USD	8,052	09/16/15	328
HSBC	CNH	91,648	USD	14,675	09/16/15	(5)
HSBC	CNH	91,650	USD	14,675	09/16/15	(5)
HSBC	CNH	91,662	USD	14,675	09/16/15	(7)
HSBC	CNH	91,665	USD	14,675	09/16/15	(8)
HSBC	CNH	91,668	USD	14,675	09/16/15	(8)
HSBC	CNH	91,675	USD	14,675	09/16/15	(9)
HSBC	EUR	4,408	GBP	3,234	09/16/15	411
HSBC	EUR	345	TRY	1,018	09/18/15	(32)
HSBC	MYR	694	USD	181	08/27/15	1
HSBC	SGD	251	USD	183	08/27/15	—
JPMorgan Chase	USD	2,132	AUD	2,935	09/16/15	8
JPMorgan Chase	USD	4,277	AUD	5,870	09/16/15	4
JPMorgan Chase	USD	4,380	AUD	5,870	09/16/15	(99)
JPMorgan Chase	USD	4,481	AUD	5,870	09/16/15	(200)
JPMorgan Chase	USD	6,101	AUD	7,925	09/16/15	(321)
JPMorgan Chase	USD	9,931	AUD	13,501	09/16/15	(85)
JPMorgan Chase	USD	5,577	BRL	18,743	08/10/15	(114)
JPMorgan Chase	USD	2,935	BRL	9,977	08/31/15	(50)
JPMorgan Chase	USD	5,870	BRL	19,917	09/04/15	(120)
JPMorgan Chase	USD	1,761	BRL	6,041	09/16/15	(24)
JPMorgan Chase	USD	5,577	BRL	17,975	09/16/15	(407)
JPMorgan Chase	USD	4,228	BRL	15,162	02/16/16	(72)
JPMorgan Chase	USD	2,935	CLP	1,874,576	09/16/15	(166)
JPMorgan Chase	USD	29,350	CNH	182,899	09/16/15	(53)
JPMorgan Chase	USD	8,669	CNY	54,061	09/16/15	149
JPMorgan Chase	USD	11,740	CNY	72,169	09/16/15	32
JPMorgan Chase	USD	8,705	COP	24,286,950	09/16/15	(290)
JPMorgan Chase	USD	797	EUR	708	09/16/15	(19)
JPMorgan Chase	USD	800	EUR	708	09/16/15	(23)
JPMorgan Chase	USD	800	EUR	708	09/16/15	(23)
JPMorgan Chase	USD	802	EUR	708	09/16/15	(25)
JPMorgan Chase	USD	1,311	EUR	1,174	09/16/15	(21)
JPMorgan Chase	USD	2,354	EUR	2,123	09/16/15	(21)
JPMorgan Chase	USD	3,290	EUR	2,935	09/16/15	(65)
JPMorgan Chase	USD	5,026	EUR	4,526	09/16/15	(52)
JPMorgan Chase	USD	5,233	EUR	4,696	09/16/15	(72)
JPMorgan Chase	USD	5,539	EUR	5,000	09/16/15	(45)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 289

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
JPMorgan Chase	USD		5,540	EUR	5,000	09/16/15	(45)
JPMorgan Chase	USD		5,540	EUR	5,000	09/16/15	(45)
JPMorgan Chase	USD		6,441	EUR	5,870	09/16/15	9
JPMorgan Chase	USD		6,478	EUR	5,870	09/16/15	(27)
JPMorgan Chase	USD		6,487	EUR	5,870	09/16/15	(36)
JPMorgan Chase	USD		6,495	EUR	5,870	09/16/15	(44)
JPMorgan Chase	USD		6,502	EUR	5,870	09/16/15	(51)
JPMorgan Chase	USD		6,505	EUR	5,870	09/16/15	(55)
JPMorgan Chase	USD		6,520	EUR	5,870	09/16/15	(70)
JPMorgan Chase	USD		6,543	EUR	5,870	09/16/15	(93)
JPMorgan Chase	USD		6,544	EUR	5,870	09/16/15	(94)
JPMorgan Chase	USD		6,611	EUR	5,870	09/16/15	(161)
JPMorgan Chase	USD		6,612	EUR	5,870	09/16/15	(162)
JPMorgan Chase	USD		6,635	EUR	5,870	09/16/15	(184)
JPMorgan Chase	USD		6,677	EUR	5,870	09/16/15	(227)
JPMorgan Chase	USD		8,284	EUR	7,500	09/16/15	(43)
JPMorgan Chase	USD		10,467	EUR	9,552	09/16/15	29
JPMorgan Chase	USD		12,975	EUR	11,740	09/16/15	(75)
JPMorgan Chase	USD		12,989	EUR	11,740	09/16/15	(89)
JPMorgan Chase	USD		15,747	EUR	14,500	09/16/15	186
JPMorgan Chase	USD		22,682	EUR	20,545	09/16/15	(106)
JPMorgan Chase	USD		28,128	EUR	25,000	09/16/15	(656)
JPMorgan Chase	USD		33,788	EUR	30,000	09/16/15	(823)
JPMorgan Chase	USD		33,841	EUR	30,000	09/16/15	(875)
JPMorgan Chase	USD		40,235	EUR	36,868	09/16/15	278
JPMorgan Chase	USD		41,581	EUR	38,135	09/16/15	325
JPMorgan Chase	USD		44,692	EUR	39,731	09/16/15	(1,033)
JPMorgan Chase	USD		56,398	EUR	50,000	09/16/15	(1,454)
JPMorgan Chase	USD		56,450	EUR	50,000	09/16/15	(1,507)
JPMorgan Chase	USD		1,614	GBP	1,032	08/04/15	(2)
JPMorgan Chase	USD		4,585	GBP	2,935	09/16/15	(3)
JPMorgan Chase	USD		6,513	GBP	4,147	09/16/15	(38)
JPMorgan Chase	USD		9,159	GBP	5,870	09/16/15	5
JPMorgan Chase	USD		5,896	HUF	1,661,790	09/16/15	40
JPMorgan Chase	USD		2,885	IDR	39,481,056	09/16/15	2
JPMorgan Chase	USD		2,935	IDR	39,725,053	09/16/15	(30)
JPMorgan Chase	USD		5,870	IDR	79,461,847	09/16/15	(59)
JPMorgan Chase	USD		220	INR	14,120	08/27/15	—
JPMorgan Chase	USD		1,087	INR	69,875	10/20/15	(8)
JPMorgan Chase	USD		284	JPY	35,000	07/03/15	—
JPMorgan Chase	USD		2,583	JPY	316,505	09/16/15	(28)
JPMorgan Chase	USD		2,583	JPY	316,470	09/16/15	(28)
JPMorgan Chase	USD		3,745	JPY	460,863	09/16/15	(24)
JPMorgan Chase	USD		5,870	JPY	725,933	09/16/15	(10)
JPMorgan Chase	USD		6,424	JPY	785,347	09/16/15	(84)
JPMorgan Chase	USD		8,780	JPY	1,085,325	09/16/15	(18)
JPMorgan Chase	USD		14,567	JPY	1,794,876	09/16/15	(78)
JPMorgan Chase	USD		17,610	JPY	2,177,590	09/16/15	(30)
JPMorgan Chase	USD		11,740	KRW	13,546,723	08/24/15	(130)
JPMorgan Chase	USD		5,804	MXN	91,918	09/17/15	(118)
JPMorgan Chase	USD		5,870	MXN	96,005	09/17/15	69
JPMorgan Chase	USD		52	NOK	400	09/16/15	(3)
JPMorgan Chase	USD		2,935	NOK	22,774	09/16/15	(150)
JPMorgan Chase	USD		2,935	NOK	22,790	09/16/15	(148)
JPMorgan Chase	USD		1,188	NZD	1,794	08/04/15	(4)
JPMorgan Chase	USD		1,161	NZD	1,761	09/16/15	(3)
JPMorgan Chase	USD		3,864	NZD	5,870	09/16/15	(2)
JPMorgan Chase	USD		2,038	NZD	2,935	09/17/15	(107)

See accompanying notes which are an integral part of this quarterly report.

290 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	14,326	PEN	46,982	03/16/16	(40)
JPMorgan Chase	USD	5,870	PHP	267,905	09/16/15	(24)
JPMorgan Chase	USD	5,822	PLN	22,091	09/16/15	27
JPMorgan Chase	USD	5,942	RON	23,808	09/16/15	(13)
JPMorgan Chase	USD	1,761	RUB	106,716	08/27/15	(39)
JPMorgan Chase	USD	1,761	RUB	106,153	09/16/15	(57)
JPMorgan Chase	USD	2,348	RUB	142,077	09/16/15	(68)
JPMorgan Chase	USD	5,870	SEK	48,305	09/16/15	(266)
JPMorgan Chase	USD	12,327	SGD	16,448	09/16/15	(353)
JPMorgan Chase	USD	2,736	TRY	7,619	09/16/15	(21)
JPMorgan Chase	USD	2,935	TRY	8,181	09/16/15	(20)
JPMorgan Chase	USD	5,471	TRY	15,250	09/16/15	(36)
JPMorgan Chase	USD	5,772	TRY	15,760	09/16/15	(156)
JPMorgan Chase	USD	5,870	TRY	15,716	09/16/15	(269)
JPMorgan Chase	USD	11,740	TWD	371,158	08/25/15	(27)
JPMorgan Chase	USD	11,740	TWD	365,911	09/16/15	(193)
JPMorgan Chase	USD	5,870	ZAR	72,179	09/16/15	(207)
JPMorgan Chase	USD	8,805	ZAR	108,390	09/16/15	(301)
JPMorgan Chase	AUD	268	USD	195	08/04/15	(1)
JPMorgan Chase	AUD	1,250	USD	928	08/04/15	15
JPMorgan Chase	AUD	7,631	USD	5,548	08/04/15	(30)
JPMorgan Chase	AUD	5,870	USD	4,256	08/18/15	(32)
JPMorgan Chase	AUD	5,870	USD	4,329	09/16/15	48
JPMorgan Chase	AUD	5,870	USD	4,382	09/16/15	101
JPMorgan Chase	AUD	5,870	USD	4,520	09/16/15	239
JPMorgan Chase	BRL	18,796	USD	5,870	08/10/15	392
JPMorgan Chase	BRL	9,862	USD	2,935	08/31/15	84
JPMorgan Chase	BRL	2,034	USD	587	09/04/15	—
JPMorgan Chase	BRL	8,137	USD	2,348	09/04/15	(1)
JPMorgan Chase	BRL	10,172	USD	2,935	09/04/15	(2)
JPMorgan Chase	BRL	12,993	USD	3,803	09/16/15	67
JPMorgan Chase	CAD	3,839	USD	2,935	09/16/15	—
JPMorgan Chase	CAD	7,676	USD	5,870	09/16/15	2
JPMorgan Chase	CHF	1,537	EUR	1,468	09/16/15	40
JPMorgan Chase	CHF	3,036	EUR	2,935	09/16/15	158
JPMorgan Chase	CHF	1,537	EUR	1,468	09/17/15	40
JPMorgan Chase	CHF	3,073	EUR	2,935	09/17/15	80
JPMorgan Chase	CHF	2,740	USD	2,935	09/16/15	96
JPMorgan Chase	CLP	9,510,333	USD	14,546	09/16/15	498
JPMorgan Chase	CNY	71,931	USD	11,740	08/10/15	10
JPMorgan Chase	CNY	23,480	USD	3,816	09/16/15	(14)
JPMorgan Chase	CNY	179,916	USD	29,350	09/16/15	3
JPMorgan Chase	COP	7,531,210	USD	2,935	09/16/15	326
JPMorgan Chase	CZK	33,279	EUR	1,230	09/16/15	3
JPMorgan Chase	CZK	79,521	EUR	2,935	09/16/15	(2)
JPMorgan Chase	CZK	79,708	EUR	2,935	09/16/15	(17)
JPMorgan Chase	CZK	15,979	USD	652	09/16/15	4
JPMorgan Chase	CZK	27,157	USD	1,109	09/16/15	7
JPMorgan Chase	CZK	95,704	USD	3,900	09/16/15	18
JPMorgan Chase	EUR	2,935	CHF	3,048	09/16/15	(132)
JPMorgan Chase	EUR	5,870	CHF	6,105	09/17/15	(247)
JPMorgan Chase	EUR	1,662	CZK	44,900	09/16/15	(10)
JPMorgan Chase	EUR	1,468	GBP	1,035	09/16/15	7
JPMorgan Chase	EUR	10,566	GBP	7,550	09/16/15	353
JPMorgan Chase	EUR	1,468	JPY	202,487	09/16/15	44
JPMorgan Chase	EUR	1,468	JPY	198,973	09/16/15	(13)
JPMorgan Chase	EUR	2,935	JPY	393,638	09/16/15	(95)
JPMorgan Chase	EUR	2,935	JPY	392,563	09/16/15	(112)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 291

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	EUR	2,935	JPY	398,033	09/16/15	(24)
JPMorgan Chase	EUR	2,935	JPY	400,358	09/16/15	14
JPMorgan Chase	EUR	2,935	JPY	406,032	09/16/15	105
JPMorgan Chase	EUR	2,935	JPY	394,285	09/16/15	(84)
JPMorgan Chase	EUR	2,935	JPY	401,517	09/16/15	33
JPMorgan Chase	EUR	2,935	JPY	399,921	09/16/15	7
JPMorgan Chase	EUR	2,935	JPY	399,870	09/16/15	6
JPMorgan Chase	EUR	2,935	JPY	400,866	09/16/15	22
JPMorgan Chase	EUR	6,550	JPY	875,829	09/16/15	(255)
JPMorgan Chase	EUR	2,935	JPY	405,299	09/17/15	94
JPMorgan Chase	EUR	2,935	SEK	27,555	09/16/15	(57)
JPMorgan Chase	EUR	2,935	SEK	26,987	09/16/15	(189)
JPMorgan Chase	EUR	5,870	USD	6,519	08/11/15	71
JPMorgan Chase	EUR	5,870	USD	6,522	08/11/15	75
JPMorgan Chase	EUR	200	USD	228	09/16/15	8
JPMorgan Chase	EUR	1,251	USD	1,387	09/16/15	12
JPMorgan Chase	EUR	1,969	USD	2,140	09/16/15	(23)
JPMorgan Chase	EUR	2,935	USD	3,291	09/16/15	66
JPMorgan Chase	EUR	2,935	USD	3,289	09/16/15	64
JPMorgan Chase	EUR	2,935	USD	3,291	09/16/15	65
JPMorgan Chase	EUR	2,935	USD	3,287	09/16/15	62
JPMorgan Chase	EUR	2,935	USD	3,296	09/16/15	71
JPMorgan Chase	EUR	2,935	USD	3,289	09/16/15	63
JPMorgan Chase	EUR	3,405	USD	3,760	09/16/15	18
JPMorgan Chase	EUR	5,870	USD	6,549	09/16/15	98
JPMorgan Chase	EUR	5,870	USD	6,576	09/16/15	126
JPMorgan Chase	EUR	5,870	USD	6,394	09/16/15	(56)
JPMorgan Chase	EUR	5,870	USD	6,699	09/16/15	249
JPMorgan Chase	EUR	5,870	USD	6,393	09/16/15	(57)
JPMorgan Chase	EUR	5,870	USD	6,578	09/16/15	128
JPMorgan Chase	EUR	5,870	USD	6,561	09/16/15	110
JPMorgan Chase	EUR	5,870	USD	6,525	09/16/15	75
JPMorgan Chase	EUR	5,870	USD	6,417	09/16/15	(33)
JPMorgan Chase	EUR	5,870	USD	6,671	09/16/15	221
JPMorgan Chase	EUR	5,870	USD	6,484	09/16/15	34
JPMorgan Chase	EUR	5,870	USD	6,478	09/16/15	27
JPMorgan Chase	EUR	5,870	USD	6,685	09/16/15	234
JPMorgan Chase	EUR	5,870	USD	6,514	09/16/15	64
JPMorgan Chase	EUR	5,870	USD	6,675	09/16/15	225
JPMorgan Chase	EUR	5,870	USD	6,504	09/16/15	54
JPMorgan Chase	EUR	6,809	USD	7,466	09/16/15	(17)
JPMorgan Chase	EUR	7,631	USD	8,479	09/16/15	94
JPMorgan Chase	EUR	11,740	USD	12,990	09/16/15	89
JPMorgan Chase	EUR	11,740	USD	13,298	09/16/15	397
JPMorgan Chase	EUR	11,740	USD	12,968	09/16/15	68
JPMorgan Chase	EUR	11,740	USD	13,185	09/16/15	284
JPMorgan Chase	EUR	11,740	USD	12,988	09/16/15	87
JPMorgan Chase	EUR	12,857	USD	14,190	09/16/15	62
JPMorgan Chase	EUR	25,828	USD	28,539	09/16/15	158
JPMorgan Chase	EUR	32,285	USD	35,349	09/16/15	(128)
JPMorgan Chase	EUR	125,873	USD	136,876	09/16/15	(1,442)
JPMorgan Chase	EUR	5,870	USD	6,593	09/17/15	142
JPMorgan Chase	EUR	54	USD	60	10/02/15	—
JPMorgan Chase	EUR	70	USD	78	10/02/15	1
JPMorgan Chase	GBP	1,038	EUR	1,468	08/27/15	(18)
JPMorgan Chase	GBP	1,039	EUR	1,468	08/27/15	(21)
JPMorgan Chase	GBP	842	EUR	1,179	09/16/15	(38)
JPMorgan Chase	GBP	2,070	EUR	2,935	09/16/15	(14)

See accompanying notes which are an integral part of this quarterly report.

292 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
JPMorgan Chase	GBP	2,071	EUR		2,935	09/16/15	(16)
JPMorgan Chase	GBP	4,139	EUR		5,870	09/16/15	(24)
JPMorgan Chase	GBP	9,814	EUR		13,567	09/16/15	(827)
JPMorgan Chase	GBP	1,032	USD		1,613	09/02/15	2
JPMorgan Chase	GBP	5,870	USD		9,092	09/16/15	(72)
JPMorgan Chase	GBP	5,870	USD		9,263	09/16/15	99
JPMorgan Chase	HUF	1,652,556	USD		5,870	09/16/15	(34)
JPMorgan Chase	IDR	77,954,277	USD		5,701	09/16/15	—
JPMorgan Chase	IDR	156,319,118	USD		11,538	09/16/15	106
JPMorgan Chase	INR	37,691	USD		587	08/31/15	1
JPMorgan Chase	INR	379,973	USD		5,870	09/16/15	(28)
JPMorgan Chase	JPY	274,580	AUD		2,935	09/16/15	(152)
JPMorgan Chase	JPY	39,985	EUR		294	09/16/15	(1)
JPMorgan Chase	JPY	392,205	EUR		2,935	09/16/15	118
JPMorgan Chase	JPY	392,229	EUR		2,935	09/16/15	117
JPMorgan Chase	JPY	393,607	EUR		2,935	09/16/15	95
JPMorgan Chase	JPY	393,933	EUR		2,935	09/16/15	90
JPMorgan Chase	JPY	398,215	EUR		2,935	09/16/15	21
JPMorgan Chase	JPY	400,745	EUR		2,935	09/16/15	(20)
JPMorgan Chase	JPY	400,953	EUR		2,935	09/16/15	(23)
JPMorgan Chase	JPY	594,186	EUR		4,410	09/16/15	98
JPMorgan Chase	JPY	914,304	EUR		6,604	09/16/15	(249)
JPMorgan Chase	JPY	1,159,071	EUR		8,487	09/16/15	(63)
JPMorgan Chase	JPY	1,194,877	EUR		8,856	09/16/15	170
JPMorgan Chase	JPY	730,905	USD		5,870	08/17/15	(28)
JPMorgan Chase	JPY	715,329	USD		5,870	09/16/15	95
JPMorgan Chase	JPY	715,393	USD		5,870	09/16/15	95
JPMorgan Chase	JPY	720,681	USD		5,840	09/16/15	22
JPMorgan Chase	JPY	728,300	USD		5,923	09/16/15	44
JPMorgan Chase	JPY	1,441,917	USD		11,740	09/16/15	100
JPMorgan Chase	JPY	1,442,028	USD		11,740	09/16/15	99
JPMorgan Chase	KRW	6,521,633	USD		5,814	09/16/15	230
JPMorgan Chase	KRW	6,667,354	USD		5,870	09/16/15	161
JPMorgan Chase	MXN	47,906	USD		2,935	09/17/15	(28)
JPMorgan Chase	NOK	395	USD		52	09/16/15	3
JPMorgan Chase	NOK	45,452	USD		5,870	09/16/15	311
JPMorgan Chase	NZD	1,794	USD		1,185	09/02/15	4
JPMorgan Chase	NZD	11,740	USD		8,147	09/16/15	425
JPMorgan Chase	PHP	131,326	USD		2,885	09/16/15	19
JPMorgan Chase	PLN	21,574	USD		5,870	09/16/15	158
JPMorgan Chase	RON	23,486	USD		5,870	09/16/15	21
JPMorgan Chase	RUB	54,028	USD		881	09/16/15	13
JPMorgan Chase	RUB	200,790	USD		3,522	09/16/15	300
JPMorgan Chase	SEK	54,846	EUR		5,881	09/16/15	200
JPMorgan Chase	SEK	49,505	USD		5,870	09/16/15	127
JPMorgan Chase	TRY	16,412	USD		5,870	08/14/15	(34)
JPMorgan Chase	TRY	7,914	USD		2,885	09/16/15	65
JPMorgan Chase	TRY	7,944	USD		2,885	09/16/15	54
JPMorgan Chase	TRY	8,057	USD		2,935	09/16/15	64
JPMorgan Chase	TRY	15,996	USD		5,746	09/16/15	45
JPMorgan Chase	TRY	16,260	USD		5,870	09/16/15	75
JPMorgan Chase	TRY	16,545	USD		5,870	09/16/15	(26)
JPMorgan Chase	TRY	4,741	USD		1,761	09/17/15	72
JPMorgan Chase	TWD	358,072	USD		11,740	06/23/16	415
JPMorgan Chase	TWD	181,324	USD		5,870	07/11/16	134
JPMorgan Chase	TWD	181,324	USD		5,870	07/11/16	134
JPMorgan Chase	ZAR	74,857	USD		5,870	08/17/15	(34)
JPMorgan Chase	ZAR	18,828	USD		1,468	09/16/15	(10)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 293

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	ZAR	18,876	USD	1,468	09/16/15	(13)
JPMorgan Chase	ZAR	18,878	USD	1,468	09/16/15	(14)
JPMorgan Chase	ZAR	22,539	USD	1,761	09/16/15	(7)
JPMorgan Chase	ZAR	36,860	USD	2,935	09/16/15	43
JPMorgan Chase	ZAR	36,895	USD	2,935	09/16/15	40
JPMorgan Chase	ZAR	110,213	USD	8,805	09/16/15	158
Morgan Stanley	USD	14,675	CNY	90,265	09/16/15	49
Morgan Stanley	USD	432	ILS	1,629	08/12/15	—
Morgan Stanley	USD	643	JPY	79,900	08/04/15	1
Morgan Stanley	EUR	2,447	USD	2,740	08/04/15	51
Morgan Stanley	JPY	79,900	USD	648	08/04/15	3
Morgan Stanley	JPY	79,900	USD	644	09/02/15	(1)
Morgan Stanley	TWD	435,560	USD	13,740	08/25/15	(5)
Nomura	USD	14,675	CNY	90,295	09/16/15	53
Nomura	USD	12,211	INR	792,828	09/16/15	96
Societe Generale	USD	13,676	CAD	16,767	09/16/15	(859)
Societe Generale	USD	11,611	CLP	7,304,560	09/16/15	(821)
Standard Chartered	USD	3,592	EUR	3,252	08/04/15	(20)
Standard Chartered	EUR	3,252	USD	3,593	09/02/15	20
Standard Chartered	INR	1,430	USD	22	08/24/15	—
State Street	USD	22	EUR	20	08/18/15	—
State Street	USD	75	EUR	70	08/18/15	1
State Street	USD	86	EUR	80	08/18/15	2
State Street	USD	11	EUR	10	08/19/15	—
State Street	USD	22	EUR	20	08/19/15	—
State Street	USD	42	EUR	40	08/19/15	1
State Street	USD	43	EUR	40	08/19/15	1
State Street	USD	54	EUR	50	08/19/15	1
State Street	USD	65	EUR	60	08/19/15	1
State Street	USD	65	EUR	60	08/19/15	1
State Street	USD	74	EUR	70	08/19/15	3
State Street	USD	86	EUR	80	08/19/15	2
State Street	USD	86	EUR	80	08/19/15	2
State Street	USD	128	EUR	120	08/19/15	4
State Street	USD	175	EUR	160	08/19/15	1
State Street	USD	258	EUR	240	08/19/15	6
State Street	USD	41	EUR	37	09/15/15	—
State Street	USD	173	EUR	160	09/15/15	2
State Street	USD	22	EUR	20	09/21/15	—
State Street	USD	22	EUR	20	11/20/15	—
State Street	USD	67	EUR	60	11/20/15	(1)
State Street	USD	78	EUR	70	11/20/15	(1)
State Street	USD	31	GBP	20	08/18/15	—
State Street	USD	45	GBP	30	08/18/15	2
State Street	USD	46	GBP	30	08/18/15	1
State Street	USD	47	GBP	30	08/18/15	—
State Street	USD	74	GBP	50	08/18/15	4
State Street	USD	77	GBP	50	08/18/15	1
State Street	USD	15	GBP	10	08/19/15	—
State Street	USD	16	GBP	10	08/19/15	—
State Street	USD	16	GBP	10	08/19/15	—
State Street	USD	31	GBP	20	08/19/15	—
State Street	USD	31	GBP	20	08/19/15	—
State Street	USD	31	GBP	20	08/19/15	—
State Street	USD	32	GBP	20	08/19/15	—
State Street	USD	44	GBP	30	08/19/15	2
State Street	USD	45	GBP	30	08/19/15	2
State Street	USD	47	GBP	30	08/19/15	—

See accompanying notes which are an integral part of this quarterly report.

294 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	USD	62	GBP		40	08/19/15	—
State Street	USD	76	GBP		50	08/19/15	2
State Street	USD	77	GBP		50	08/19/15	1
State Street	USD	119	GBP		80	08/19/15	6
State Street	USD	123	GBP		80	08/19/15	2
State Street	USD	161	GBP		103	09/15/15	—
State Street	USD	196	GBP		126	09/15/15	1
State Street	USD	188	GBP		120	09/16/15	(1)
State Street	USD	388	GBP		249	09/16/15	—
State Street	USD	887	GBP		564	09/16/15	(6)
State Street	USD	900	GBP		567	09/16/15	(15)
State Street	CAD	159	USD		129	09/16/15	8
State Street	CAD	172	USD		139	09/16/15	7
State Street	CAD	186	USD		150	09/16/15	8
State Street	EUR	170	USD		183	08/18/15	(4)
State Street	EUR	20	USD		22	08/19/15	—
State Street	EUR	30	USD		34	08/19/15	1
State Street	EUR	980	USD		1,112	08/19/15	36
State Street	EUR	540	USD		582	08/20/15	(12)
State Street	EUR	195	USD		218	09/15/15	4
State Street	EUR	825	USD		928	09/15/15	22
State Street	EUR	22	USD		24	09/16/15	—
State Street	EUR	700	USD		793	09/16/15	23
State Street	EUR	2,500	USD		2,816	09/16/15	68
State Street	EUR	20	USD		22	09/21/15	—
State Street	EUR	20	USD		22	09/21/15	1
State Street	EUR	130	USD		144	11/19/15	1
State Street	EUR	320	USD		361	11/19/15	9
State Street	EUR	40	USD		45	11/20/15	1
State Street	EUR	40	USD		43	11/20/15	(1)
State Street	EUR	50	USD		55	11/20/15	—
State Street	EUR	1,120	USD		1,263	11/20/15	31
State Street	GBP	104	USD		162	08/04/15	—
State Street	GBP	10	USD		15	08/18/15	—
State Street	GBP	50	USD		77	08/18/15	(1)
State Street	GBP	200	USD		305	08/18/15	(8)
State Street	GBP	10	USD		15	08/19/15	—
State Street	GBP	30	USD		46	08/19/15	(1)
State Street	GBP	40	USD		62	08/19/15	—
State Street	GBP	40	USD		61	08/19/15	(1)
State Street	GBP	50	USD		74	08/19/15	(4)
State Street	GBP	80	USD		123	08/19/15	(2)
State Street	GBP	330	USD		503	08/19/15	(13)
State Street	GBP	200	USD		316	09/15/15	4
State Street	GBP	850	USD		1,316	09/15/15	(11)
State Street	GBP	1,500	USD		2,326	09/16/15	(16)
State Street	GBP	10	USD		15	09/21/15	—
State Street	GBP	10	USD		15	09/21/15	—
State Street	GBP	20	USD		31	09/21/15	—
State Street	GBP	110	USD		173	09/21/15	1
State Street	GBP	120	USD		187	09/21/15	—
UBS	USD	898	MXN		14,687	09/30/15	9
UBS	USD	609	NZD		855	09/16/15	(46)
UBS	GBP	1,032	USD		1,620	08/04/15	8
UBS	MYR	1,767	USD		468	08/24/15	9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(3,846)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 295

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
3M Co.	Goldman Sachs	USD	567	06/30/16	(22)
A. O. Smith Corp.	Goldman Sachs	USD	225	06/30/16	(4)
Abbott Laboratories	Goldman Sachs	USD	397	06/30/16	8
Accenture PLC	Goldman Sachs	USD	159	06/30/16	5
ACE, Ltd.	Goldman Sachs	USD	236	06/30/16	12
Actelion, Ltd.	Morgan Stanley	USD	482	06/28/17	11
Activision Blizzard, Inc.	Goldman Sachs	USD	105	06/30/16	2
Acuity Brands, Inc.	Goldman Sachs	USD	48	06/30/16	5
Aetna , Inc.	Goldman Sachs	USD	1,004	06/30/16	(90)
Aflac, Inc.	Goldman Sachs	USD	602	06/30/16	5
AGCO Corp.	Goldman Sachs	USD	10	06/30/16	—
AGEAS SA/NV	Morgan Stanley	USD	11	06/28/17	1
Agilent Technologies, Inc.	Goldman Sachs	USD	229	06/30/16	6
Ajinomoto Co., Inc.	Goldman Sachs	USD	8,142	06/30/16	3
Akamai Technologies, Inc.	Goldman Sachs	USD	313	06/30/16	22
Alaska Air Group, Inc.	Goldman Sachs	USD	49	08/04/16	—
Alliant Energy Corp.	Goldman Sachs	USD	67	06/30/16	5
Allianz SE	Morgan Stanley	USD	371	06/28/17	12
Altria Group, Inc.	Goldman Sachs	USD	593	06/30/16	58
Amazon.com, Inc.	Goldman Sachs	USD	123	06/30/16	18
AMC Networks, Inc.	Goldman Sachs	USD	25	06/30/16	—
Amdocs, Ltd.	Goldman Sachs	USD	445	06/30/16	20
Ameren Corp.	Goldman Sachs	USD	76	06/30/16	7
American Eagle Outfitters, Inc.	Goldman Sachs	USD	78	06/30/16	1
American Electric Power Co., Inc.	Goldman Sachs	USD	215	06/30/16	16
American Express Co.	Goldman Sachs	USD	224	06/30/16	(12)
Ameriprise Financial, Inc.	Goldman Sachs	USD	482	06/30/16	(10)
AmerisourceBergen Corp.	Goldman Sachs	USD	756	06/30/16	(10)
Amgen, Inc.	Goldman Sachs	USD	778	06/30/16	90
Anthem, Inc.	Goldman Sachs	USD	582	06/30/16	(44)
Aozora Bank, Ltd.	Goldman Sachs	USD	10,778	06/30/16	1
Apple, Inc.	Goldman Sachs	USD	228	06/30/16	(10)
Applied Materials, Inc.	Goldman Sachs	USD	173	06/30/16	(22)
Archer-Daniels-Midland Co.	Goldman Sachs	USD	475	06/30/16	(24)
Arrow Electronics, Inc.	Goldman Sachs	USD	367	06/30/16	2
Asahi Kasei Corp.	Goldman Sachs	USD	13,496	06/30/16	(10)
Ashland, Inc.	Goldman Sachs	USD	110	06/30/16	(10)
Assurant, Inc.	Goldman Sachs	USD	156	06/30/16	14
Assured Guaranty, Ltd.	Goldman Sachs	USD	245	06/30/16	(27)
Astellas Pharma, Inc.	Goldman Sachs	USD	23,002	06/30/16	7
AstraZeneca PLC	Morgan Stanley	USD	244	06/28/17	14
Atlantia SpA	Morgan Stanley	USD	24	06/28/17	1
Atmos Energy Corp.	Goldman Sachs	USD	18	06/30/16	1
Aurubis AG	Morgan Stanley	USD	10	06/28/17	—
Autogrill SpA	Morgan Stanley	USD	94	06/28/17	5
Automatic Data Processing, Inc.	Goldman Sachs	USD	313	06/30/16	(14)
Avago Technologies, Ltd.	Goldman Sachs	USD	113	06/30/16	(9)
Avery Dennison Corp.	Goldman Sachs	USD	206	06/30/16	(3)
Avnet, Inc.	Goldman Sachs	USD	338	06/30/16	(4)
BAE Systems PLC	Morgan Stanley	USD	130	06/28/17	5
Banca Popolare di Milano SCARL	Morgan Stanley	USD	70	06/28/17	(3)
Banco Popolare Societa Cooperativa	Morgan Stanley	USD	17	06/28/17	—
BANDAI NAMCO Holdings, Inc.	Goldman Sachs	USD	13,262	06/30/16	11
Bank of America Corp.	Goldman Sachs	USD	117	06/30/16	3
Bank of Montreal	Morgan Stanley	USD	170	06/29/17	(5)
Barratt Developments PLC	Morgan Stanley	USD	112	06/28/17	2
Bed Bath & Beyond, Inc.	Goldman Sachs	USD	23	06/30/16	(2)
Bemis Co., Inc.	Goldman Sachs	USD	320	06/30/16	(10)
Best Buy Co., Inc.	Goldman Sachs	USD	406	06/30/16	(23)
Big Lots, Inc.	Goldman Sachs	USD	40	06/30/16	(3)
Biogen, Inc.	Goldman Sachs	USD	549	06/30/16	(115)
BlackBerry, Ltd.	Morgan Stanley	USD	179	06/29/17	(6)
BlueScope Steel, Ltd.	Morgan Stanley	USD	55	06/29/17	10
BOC Hong Kong (Holdings), Ltd.	Morgan Stanley	USD	243	06/29/17	(1)
Boliden AB	Morgan Stanley	USD	1,895	06/28/17	1
Bombardier, Inc.	Morgan Stanley	USD	45	06/29/17	(11)
Boral, Ltd.	Morgan Stanley	USD	373	06/29/17	30
Boston Scientific Corp.	Goldman Sachs	USD	22	06/30/16	(1)
Bridgestone Corp.	Goldman Sachs	USD	2,345	06/30/16	—

See accompanying notes which are an integral part of this quarterly report.

296 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Brinker International, Inc.	Goldman Sachs	USD	14	06/30/16	—
Bristol-Myers Squibb Co.	Goldman Sachs	USD	124	06/30/16	(3)
Broadridge Financial Solutions, Inc.	Goldman Sachs	USD	327	06/30/16	17
Brocade Communications Systems, Inc.	Goldman Sachs	USD	415	06/30/16	(68)
Brunswick Corp.	Goldman Sachs	USD	60	06/30/16	1
Bunge, Ltd.	Goldman Sachs	USD	247	06/30/16	(27)
Bunzl PLC	Morgan Stanley	USD	6	06/28/17	—
C.R. Bard, Inc.	Goldman Sachs	USD	219	06/30/16	19
CA, Inc.	Goldman Sachs	USD	214	06/30/16	(6)
CALBEE, Inc.	Goldman Sachs	USD	25,011	06/30/16	8
Caltex Australia, Ltd.	Morgan Stanley	USD	527	06/29/17	20
Cameco Corp.	Morgan Stanley	USD	23	06/29/17	—
Canadian Imperial Bank of Commerce	Morgan Stanley	USD	164	06/29/17	(1)
Canadian Oil Sands, Ltd.	Morgan Stanley	USD	99	06/29/17	(21)
Canadian Tire Corp., Ltd.	Morgan Stanley	USD	219	06/29/17	(6)
Canfor Corp.	Morgan Stanley	USD	197	06/29/17	(20)
Cap Gemini SA	Morgan Stanley	USD	88	06/28/17	5
Capital One Financial Corp.	Goldman Sachs	USD	197	06/30/16	(17)
Cardinal Health, Inc.	Goldman Sachs	USD	172	06/30/16	1
Carlisle Companies, Inc.	Goldman Sachs	USD	73	06/30/16	—
Carnival Corp.	Goldman Sachs	USD	208	06/30/16	9
Carter's, Inc.	Goldman Sachs	USD	472	06/30/16	(27)
Cascade Bancorp	Morgan Stanley	USD	7	06/28/17	—
Caterpillar, Inc.	Goldman Sachs	USD	15	06/30/16	(1)
CDW Corp.	Goldman Sachs	USD	75	06/30/16	—
Celanese Corp.	Goldman Sachs	USD	17	06/30/16	(1)
Centene Corp.	Goldman Sachs	USD	421	06/30/16	(30)
Central Japan Railway Co.	Goldman Sachs	USD	35,650	06/30/16	(7)
CF Industries Holdings, Inc.	Goldman Sachs	USD	53	06/30/16	(4)
CGI Group, Inc.	Morgan Stanley	USD	367	06/29/17	(12)
Chico's FAS, Inc.	Goldman Sachs	USD	27	06/30/16	(3)
Chubu Electric Power Co., Inc.	Goldman Sachs	USD	16,112	06/30/16	19
Church & Dwight Co., Inc.	Goldman Sachs	USD	30	06/30/16	1
CI Financial Corp.	Morgan Stanley	USD	69	06/29/17	(2)
Cintas Corp.	Goldman Sachs	USD	286	06/30/16	—
Cisco Systems, Inc.	Goldman Sachs	USD	653	06/30/16	4
CIT Group, Inc.	Goldman Sachs	USD	19	06/30/16	—
Citigroup, Inc.	Goldman Sachs	USD	128	06/30/16	4
Citrix Systems, Inc.	Goldman Sachs	USD	67	06/30/16	4
CK Hutchison Holdings, Ltd.	Morgan Stanley	USD	3,239	06/29/17	(2)
Clariant AG	Morgan Stanley	USD	40	06/28/17	(1)
CLP Holdings, Ltd.	Morgan Stanley	USD	2,102	06/29/17	1
Coca-Cola Amatil, Ltd.	Morgan Stanley	USD	148	06/29/17	1
Coca-Cola Enterprises, Inc.	Goldman Sachs	USD	390	06/30/16	56
Coca-Cola HBC AG	Morgan Stanley	USD	106	06/28/17	(10)
Cochlear, Ltd.	Morgan Stanley	USD	22	06/29/17	2
Cognizant Technology Solutions Corp.	Goldman Sachs	USD	42	06/30/16	—
Comcast Corp.	Goldman Sachs	USD	335	06/30/16	6
ComfortDelGro Corp., Ltd.	Morgan Stanley	USD	113	06/30/17	(6)
Community Health Systems, Inc.	Goldman Sachs	USD	242	06/30/16	(19)
Computer Sciences Corp.	Goldman Sachs	USD	160	06/30/16	(3)
ConocoPhillips	Goldman Sachs	USD	12	06/30/16	(2)
Consolidated Edison, Inc.	Goldman Sachs	USD	256	06/30/16	25
Constellation Software, Inc.	Morgan Stanley	USD	218	06/29/17	21
Corning, Inc.	Goldman Sachs	USD	342	06/30/16	(30)
Crane Co.	Goldman Sachs	USD	124	06/30/16	(13)
Crown Holdings, Inc.	Goldman Sachs	USD	11	06/30/16	(1)
CSX Corp.	Goldman Sachs	USD	386	06/30/16	(27)
Cummins, Inc.	Goldman Sachs	USD	263	06/30/16	(8)
CVS Health Corp.	Goldman Sachs	USD	335	06/30/16	22
D.R. Horton, Inc.	Goldman Sachs	USD	57	06/30/16	4
Daicel Corp.	Goldman Sachs	USD	23,263	06/30/16	8
Darden Restaurants, Inc.	Goldman Sachs	USD	301	06/30/16	4
DCC PLC	Morgan Stanley	USD	314	06/28/17	(2)
Dean Foods Co.	Goldman Sachs	USD	155	06/30/16	11
Deckers Outdoor Corp.	Goldman Sachs	USD	172	06/30/16	(2)
Delta Air Lines, Inc.	Goldman Sachs	USD	268	06/30/16	7
Delta Lloyd NV	Morgan Stanley	USD	47	06/28/17	3
Denbury Resources, Inc.	Goldman Sachs	USD	107	06/30/16	(42)
DENTSPLY International, Inc.	Goldman Sachs	USD	70	06/30/16	6

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 297

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Deutsche Boerse AG	Morgan Stanley	USD	223	06/28/17	19
Deutsche Lufthansa AG	Morgan Stanley	USD	89	06/28/17	4
Dick's Sporting Goods, Inc.	Goldman Sachs	USD	255	06/30/16	(10)
Dillard's, Inc.	Goldman Sachs	USD	19	06/30/16	(1)
Disco Corp.	Goldman Sachs	USD	12,563	06/30/16	(9)
Discover Financial Services	Goldman Sachs	USD	253	06/30/16	(15)
Dixons Carphone PLC	Morgan Stanley	USD	39	06/28/17	(1)
Dollar Tree, Inc.	Goldman Sachs	USD	279	08/04/16	—
Dollarama, Inc.	Morgan Stanley	USD	166	06/29/17	3
Domino's Pizza, Inc.	Goldman Sachs	USD	29	06/30/16	—
Domtar Corp.	Goldman Sachs	USD	109	06/30/16	(7)
Don Quijote Holdings Co., Ltd.	Goldman Sachs	USD	5,810	08/04/16	—
Dr Pepper Snapple Group, Inc.	Goldman Sachs	USD	502	06/30/16	36
DS Smith PLC	Morgan Stanley	USD	40	06/28/17	1
DST Systems, Inc.	Goldman Sachs	USD	164	06/30/16	(22)
DSW, Inc.	Goldman Sachs	USD	66	06/30/16	(3)
DTE Energy Co.	Goldman Sachs	USD	409	06/30/16	33
E. I. du Pont de Nemours and Co.	Goldman Sachs	USD	134	06/30/16	(21)
easyJet PLC	Morgan Stanley	USD	36	06/28/17	2
eBay, Inc.	Goldman Sachs	USD	584	06/30/16	(194)
Echo Entertainment Group, Ltd.	Morgan Stanley	USD	355	06/29/17	37
Edison International	Goldman Sachs	USD	204	06/30/16	14
Edwards Lifesciences Corp.	Goldman Sachs	USD	405	06/30/16	18
Eiffage SA	Morgan Stanley	USD	62	06/28/17	3
Electrolux AB	Morgan Stanley	USD	1,034	06/28/17	(9)
Electronic Arts, Inc.	Goldman Sachs	USD	52	06/30/16	3
Elisa OYJ	Morgan Stanley	USD	105	06/28/17	6
Emerson Electric Co.	Goldman Sachs	USD	244	06/30/16	(21)
Empire Co., Ltd.	Morgan Stanley	USD	136	06/29/17	(2)
Endesa, SA	Morgan Stanley	USD	20	06/28/17	2
Enerplus Corp.	Morgan Stanley	USD	49	06/29/17	(10)
Eni SpA	Morgan Stanley	USD	14	06/28/17	(1)
Entergy Corp.	Goldman Sachs	USD	17	06/30/16	—
EOG Resources, Inc.	Goldman Sachs	USD	108	06/30/16	(13)
Equifax, Inc.	Goldman Sachs	USD	401	06/30/16	8
Eutelsat Communications	Morgan Stanley	USD	90	06/28/17	(10)
Expedia, Inc.	Goldman Sachs	USD	266	06/30/16	30
F5 Networks, Inc.	Goldman Sachs	USD	12	06/30/16	1
FactSet Research Systems, Inc.	Goldman Sachs	USD	55	06/30/16	—
Fairchild Semiconductor International, Inc.	Goldman Sachs	USD	169	06/30/16	(28)
Fairfax Financial Holdings, Ltd.	Morgan Stanley	USD	124	06/29/17	(2)
FamilyMart Co., Ltd.	Goldman Sachs	USD	3,579	08/04/16	—
FedEx Corp.	Goldman Sachs	USD	216	06/30/16	(3)
Fidelity National Information Services, Inc.	Goldman Sachs	USD	44	06/30/16	2
Fifth Third Bancorp	Goldman Sachs	USD	52	06/30/16	(1)
Finning International, Inc.	Morgan Stanley	USD	402	06/29/17	(13)
First Solar, Inc.	Goldman Sachs	USD	342	06/30/16	(39)
Fiserv, Inc.	Goldman Sachs	USD	56	06/30/16	1
Flextronics International, Ltd.	Goldman Sachs	USD	249	06/30/16	(17)
Flughafen Zuerich AG	Morgan Stanley	USD	161	06/28/17	12
Foot Locker, Inc.	Goldman Sachs	USD	182	06/30/16	8
Ford Motor Co.	Goldman Sachs	USD	228	06/30/16	(9)
Fortune Brands Home & Security, Inc.	Goldman Sachs	USD	142	06/30/16	4
Franklin Resources, Inc.	Goldman Sachs	USD	136	06/30/16	(13)
freenet AG	Morgan Stanley	USD	514	06/28/17	(11)
Fugro NV	Morgan Stanley	USD	9	06/28/17	—
Fuji Electric Co., Ltd.	Goldman Sachs	USD	7,057	06/30/16	(3)
Fuji Heavy Industries, Ltd.	Goldman Sachs	USD	52,326	06/30/16	7
Fukuoka Financial Group, Inc.	Goldman Sachs	USD	1,953	06/30/16	—
Geberit AG	Morgan Stanley	USD	95	06/28/17	5
General Dynamics Corp.	Goldman Sachs	USD	720	06/30/16	17
General Motors Co.	Goldman Sachs	USD	427	06/30/16	(37)
Gilead Sciences, Inc.	Goldman Sachs	USD	942	06/30/16	(13)
GKN PLC	Morgan Stanley	USD	38	06/28/17	(5)
GlaxoSmithKline PLC	Morgan Stanley	USD	14	06/28/17	—
GN Store Nord A/S	Morgan Stanley	USD	73	06/28/17	—
GNC Holdings, Inc.	Goldman Sachs	USD	58	06/30/16	5
Google, Inc.	Goldman Sachs	USD	247	06/30/16	46
Graham Holdings Co.	Goldman Sachs	USD	156	06/30/16	39
Groupon, Inc.	Goldman Sachs	USD	122	06/30/16	(6)

See accompanying notes which are an integral part of this quarterly report.

298 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
H & R Block, Inc.	Goldman Sachs	USD	136	06/30/16	12
Hang Lung Properties, Ltd.	Morgan Stanley	USD	657	06/29/17	(5)
Hang Seng Bank, Ltd.	Morgan Stanley	USD	122	06/29/17	1
Hannover Rueck SE	Morgan Stanley	USD	111	06/28/17	9
HCA Holdings, Inc.	Goldman Sachs	USD	434	06/30/16	4
HD Supply Holdings, Inc	Goldman Sachs	USD	74	06/30/16	1
Helix Energy Solutions Group, Inc.	Goldman Sachs	USD	94	06/30/16	(33)
Hess Corp.	Goldman Sachs	USD	76	06/30/16	(10)
Hewlett-Packard Co.	Goldman Sachs	USD	611	06/30/16	(3)
Hikma Pharmaceuticals PLC	Morgan Stanley	USD	103	06/28/17	41
Hilton Worldwide Holdings, Inc.	Goldman Sachs	USD	180	06/30/16	(8)
Hitachi High-Technologies Corp.	Goldman Sachs	USD	18,367	06/30/16	(3)
Hitachi Metals, Ltd.	Goldman Sachs	USD	5,758	06/30/16	(2)
HOCHTIEF Aktiengesellschaft	Morgan Stanley	USD	74	06/28/17	9
HollyFrontier Corp.	Goldman Sachs	USD	147	06/30/16	22
Hormel Foods Corp.	Goldman Sachs	USD	129	06/30/16	4
Hoya Corp.	Goldman Sachs	USD	62,649	06/30/16	28
Hubbell, Inc.	Goldman Sachs	USD	86	06/30/16	(5)
HUGO BOSS AG	Morgan Stanley	USD	20	06/28/17	1
Huntington Ingalls Industries, Inc.	Goldman Sachs	USD	511	06/30/16	9
Husqvarna AB	Morgan Stanley	USD	1,030	06/28/17	1
IAC/InterActiveCorp	Goldman Sachs	USD	258	06/30/16	(8)
Iberdrola, SA	Morgan Stanley	USD	60	06/28/17	1
IBIDEN Co., Ltd.	Goldman Sachs	USD	10,523	06/30/16	(4)
IGM Financial, Inc.	Morgan Stanley	USD	104	06/29/17	(5)
Illinois Tool Works, Inc.	Goldman Sachs	USD	169	06/30/16	(6)
Iluka Resources, Ltd.	Morgan Stanley	USD	61	06/29/17	—
Informatica Corp.	Goldman Sachs	USD	153	06/30/16	—
Ingredion, Inc.	Goldman Sachs	USD	10	06/30/16	1
Intact Financial Corp.	Morgan Stanley	USD	80	06/29/17	1
Integrated Device Technology, Inc.	Goldman Sachs	USD	212	06/30/16	(28)
Intel Corp.	Goldman Sachs	USD	371	06/30/16	(26)
Intercontinental Exchange, Inc.	Goldman Sachs	USD	27	06/30/16	—
International Business Machines Corp.	Goldman Sachs	USD	420	06/30/16	(10)
International Consolidated Airlines Group SA	Morgan Stanley	USD	91	06/28/17	5
International Game Technology PLC	Goldman Sachs	USD	25	06/30/16	2
International Paper Co.	Goldman Sachs	USD	676	06/30/16	(9)
Intuit, Inc.	Goldman Sachs	USD	312	06/30/16	8
Invesco, Ltd.	Goldman Sachs	USD	228	06/30/16	—
ISS A/S	Morgan Stanley	USD	272	06/28/17	2
Isuzu Motors, Ltd.	Goldman Sachs	USD	23,495	06/30/16	6
ITOCHU Corp.	Goldman Sachs	USD	40,793	06/30/16	(30)
ITT Corp.	Goldman Sachs	USD	115	06/30/16	(10)
ITV PLC	Morgan Stanley	USD	6	06/28/17	—
Jabil Circuit, Inc.	Goldman Sachs	USD	11	06/30/16	(1)
Jacobs Engineering Group, Inc.	Goldman Sachs	USD	15	06/30/16	—
Janus Capital Group, Inc.	Goldman Sachs	USD	26	06/30/16	(2)
Japan Airlines Co., Ltd.	Goldman Sachs	USD	77,678	06/30/16	57
Johnson & Johnson	Goldman Sachs	USD	489	06/30/16	2
JPMorgan Chase & Co.	Goldman Sachs	USD	462	06/30/16	(3)
JTEKT Corp.	Goldman Sachs	USD	9,694	06/30/16	(9)
Juniper Networks, Inc.	Goldman Sachs	USD	18	06/30/16	1
Kao Corp.	Goldman Sachs	USD	9,247	06/30/16	7
Kawasaki Heavy Industries, Ltd.	Goldman Sachs	USD	1,758	06/30/16	(1)
KBC Group NV	Morgan Stanley	USD	62	06/28/17	2
Kerry Properties, Ltd.	Morgan Stanley	USD	657	06/29/17	(4)
Keyence Corp.	Goldman Sachs	USD	6,819	06/30/16	(5)
Kimberly-Clark Corp.	Goldman Sachs	USD	637	06/30/16	41
Kingfisher PLC	Morgan Stanley	USD	153	06/28/17	(2)
Kinross Gold Corp.	Morgan Stanley	USD	37	06/29/17	(5)
KLA-Tencor Corp.	Goldman Sachs	USD	11	06/30/16	(1)
Kohl's Corp.	Goldman Sachs	USD	23	06/30/16	(1)
Koito Manufacturing Co., Ltd.	Goldman Sachs	USD	1,946	06/30/16	—
Konami Corp.	Goldman Sachs	USD	14,437	06/30/16	7
Konica Minolta, Inc.	Goldman Sachs	USD	13,779	06/30/16	7
Koninklijke Ahold NV	Morgan Stanley	USD	166	06/28/17	1
Koninklijke KPN NV	Morgan Stanley	USD	22	06/28/17	1
L Brands, Inc.	Goldman Sachs	USD	134	06/30/16	(11)
L-3 Communications Holdings, Inc.	Goldman Sachs	USD	87	06/30/16	1
Lagardere SCA	Morgan Stanley	USD	51	06/28/17	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 299

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Lear Corp.	Goldman Sachs	USD	66	06/30/16	(7)
Legg Mason, Inc.	Goldman Sachs	USD	166	06/30/16	(8)
Leggett & Platt, Inc.	Goldman Sachs	USD	61	06/30/16	(2)
Lennox International, Inc.	Goldman Sachs	USD	95	06/30/16	8
Lexmark International, Inc.	Goldman Sachs	USD	82	06/30/16	(19)
Li & Fung, Ltd.	Morgan Stanley	USD	956	06/29/17	(4)
Liberty Interactive Corp.	Goldman Sachs	USD	92	06/30/16	1
LifePoint Health, Inc.	Goldman Sachs	USD	71	06/30/16	(1)
Linamar Corp.	Morgan Stanley	USD	215	06/29/17	(6)
Lincoln Electric Holdings, Inc.	Goldman Sachs	USD	162	06/30/16	(5)
Lincoln National Corp.	Goldman Sachs	USD	373	06/30/16	(27)
LIXIL Group Corp.	Goldman Sachs	USD	4,481	08/04/16	—
Lockheed Martin Corp.	Goldman Sachs	USD	194	06/30/16	18
Lonza Group AG	Morgan Stanley	USD	62	06/28/17	7
Lowe's Companies, Inc.	Goldman Sachs	USD	349	06/30/16	2
LyondellBasell Industries NV	Goldman Sachs	USD	496	06/30/16	(52)
Mabuchi Motor Co., Ltd.	Goldman Sachs	USD	6,396	06/30/16	(4)
Macy's, Inc.	Goldman Sachs	USD	238	06/30/16	(3)
Magasins Couche-Tard, Inc.	Morgan Stanley	USD	75	06/29/17	4
Magna International, Inc.	Morgan Stanley	USD	585	06/29/17	(2)
Man Group PLC	Morgan Stanley	USD	251	06/28/17	(6)
Manpowergroup, Inc.	Goldman Sachs	USD	662	06/30/16	(9)
MAPFRE, SA	Morgan Stanley	USD	10	06/28/17	(1)
Marathon Oil Corp.	Goldman Sachs	USD	43	06/30/16	(9)
Marathon Petroleum Corp.	Goldman Sachs	USD	396	06/30/16	21
Marks and Spencer Group PLC	Morgan Stanley	USD	124	06/28/17	(6)
Marriott International, Inc.	Goldman Sachs	USD	31	06/30/16	(2)
Marvell Technology Group, Ltd.	Goldman Sachs	USD	184	06/30/16	(21)
Masco Corp.	Goldman Sachs	USD	152	06/30/16	(6)
Maxim Integrated Products, Inc.	Goldman Sachs	USD	13	06/30/16	—
McDonald's Corp.	Goldman Sachs	USD	166	06/30/16	6
McGraw Hill Financial, Inc.	Goldman Sachs	USD	45	06/30/16	(1)
Mediaset Espana Comunicacion, SA	Morgan Stanley	USD	141	06/28/17	(10)
Mediaset SpA	Morgan Stanley	USD	15	06/28/17	—
Medivation, Inc.	Goldman Sachs	USD	412	06/30/16	(4)
Merck & Co., Inc.	Goldman Sachs	USD	479	06/30/16	5
Merck KGaA	Morgan Stanley	USD	37	06/28/17	—
MetLife, Inc.	Goldman Sachs	USD	286	06/30/16	(8)
METRO AG	Morgan Stanley	USD	58	06/28/17	(2)
METRO, Inc.	Morgan Stanley	USD	172	06/29/17	6
Michael Kors Holdings, Ltd.	Goldman Sachs	USD	25	06/30/16	(2)
Micron Technology, Inc.	Goldman Sachs	USD	213	06/30/16	(13)
Microsoft Corp.	Goldman Sachs	USD	429	06/30/16	11
Mitsubishi Chemical Holdings Corp.	Goldman Sachs	USD	11,735	06/30/16	2
Mitsubishi Corp.	Goldman Sachs	USD	7,704	06/30/16	(2)
Mitsubishi Electric Corp.	Goldman Sachs	USD	55,356	06/30/16	(81)
Mitsubishi Motors Corp.	Goldman Sachs	USD	44,905	06/30/16	(1)
Mitsubishi Tanabe Pharma Corp.	Goldman Sachs	USD	28,852	06/30/16	4
Mitsubishi UFJ Financial Group, Inc.	Goldman Sachs	USD	20,646	06/30/16	(2)
Mitsui & Co., Ltd.	Goldman Sachs	USD	3,366	06/30/16	(1)
mixi, Inc.	Goldman Sachs	USD	6,109	06/30/16	(6)
Mizuho Financial Group, Inc.	Goldman Sachs	USD	8,457	06/30/16	(1)
Molson Coors Brewing Co.	Goldman Sachs	USD	85	06/30/16	(2)
Moncler SpA	Morgan Stanley	USD	91	06/28/17	1
Mondelez International, Inc.	Goldman Sachs	USD	243	06/30/16	23
Mondi PLC	Morgan Stanley	USD	37	06/28/17	4
Monsanto Co.	Goldman Sachs	USD	11	06/30/16	—
Moody's Corp.	Goldman Sachs	USD	146	06/30/16	—
Motorola Solutions, Inc.	Goldman Sachs	USD	207	06/30/16	7
MS&AD Insurance Group Holdings, Inc.	Goldman Sachs	USD	18,722	06/30/16	—
MSCI, Inc.	Goldman Sachs	USD	110	06/30/16	8
MTR Corp., Ltd.	Morgan Stanley	USD	228	06/29/17	—
MTU Aero Engines AG	Morgan Stanley	USD	137	06/28/17	(4)
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesellschaft in Muenchen	Morgan Stanley	USD	103	06/28/17	2
Murata Manufacturing Co., Ltd.	Goldman Sachs	USD	6,533	06/30/16	(8)
Murphy Oil Corp.	Goldman Sachs	USD	59	06/30/16	(13)
Murphy USA, Inc.	Goldman Sachs	USD	143	06/30/16	(8)
Nabors Industries, Ltd.	Goldman Sachs	USD	294	06/30/16	(53)
National Bank of Canada	Morgan Stanley	USD	64	06/29/17	(2)

See accompanying notes which are an integral part of this quarterly report.

300 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Navient Corp.	Goldman Sachs	USD	87	06/30/16	(14)
NetApp, Inc.	Goldman Sachs	USD	309	06/30/16	(13)
New World Development Co., Ltd.	Morgan Stanley	USD	778	06/29/17	(9)
Newcrest Mining, Ltd.	Morgan Stanley	USD	168	06/29/17	(17)
Newfield Exploration Co.	Goldman Sachs	USD	19	06/30/16	(2)
NIKE, Inc.	Goldman Sachs	USD	373	06/30/16	17
Nippon Express Co., Ltd.	Goldman Sachs	USD	24,076	06/30/16	7
Nippon Shokubai Co., Ltd.	Goldman Sachs	USD	10,207	06/30/16	6
Nippon Telegraph and Telephone Corp.	Goldman Sachs	USD	24,118	06/30/16	13
Nippon Yusen Kabushiki Kaisha	Goldman Sachs	USD	15,422	06/30/16	(4)
Nitori Holdings Co., Ltd.	Goldman Sachs	USD	2,934	06/30/16	3
Nitto Denko Corp.	Goldman Sachs	USD	8,180	06/30/16	(5)
NOK Corp.	Goldman Sachs	USD	63,096	06/30/16	(28)
Nomura Research Institute, Ltd.	Goldman Sachs	USD	11,473	06/30/16	2
Norfolk Southern Corp.	Goldman Sachs	USD	78	06/30/16	(4)
Norsk Hydro ASA	Morgan Stanley	USD	2,241	06/28/17	(35)
Northern Trust Corp.	Goldman Sachs	USD	10	08/04/16	—
Northrop Grumman Corp.	Goldman Sachs	USD	326	06/30/16	22
Novo Nordisk A/S	Morgan Stanley	USD	2,150	06/28/17	22
NRW.Bank	Morgan Stanley	USD	151	06/28/17	(9)
NTT DOCOMO, Inc.	Goldman Sachs	USD	11,105	06/30/16	10
Oil States International, Inc.	Goldman Sachs	USD	63	06/30/16	(13)
OMRON Corp.	Goldman Sachs	USD	19,673	06/30/16	(17)
ON Semiconductor Corp.	Goldman Sachs	USD	133	06/30/16	(17)
Open Text Corp.	Morgan Stanley	USD	187	06/29/17	26
Oracle Corp.	Goldman Sachs	USD	425	06/30/16	(13)
Orbital ATK, Inc.	Goldman Sachs	USD	159	06/30/16	(8)
Orion OYJ	Morgan Stanley	USD	96	06/28/17	18
Otsuka Corp.	Goldman Sachs	USD	29,952	06/30/16	26
Otsuka Holdings Co., Ltd.	Goldman Sachs	USD	26,924	06/30/16	27
Owens Corning	Goldman Sachs	USD	452	06/30/16	28
Pacific Rubiales Energy Corp.	Morgan Stanley	USD	58	06/29/17	—
Packaging Corp. of America	Goldman Sachs	USD	152	06/30/16	14
Panasonic Corp.	Goldman Sachs	USD	53,507	06/30/16	(76)
PANDORA A/S	Morgan Stanley	USD	1,216	06/28/17	10
PARK24 Co., Ltd.	Goldman Sachs	USD	7,120	06/30/16	4
Parker-Hannifin Corp.	Goldman Sachs	USD	97	06/30/16	(4)
Partners Group Holding AG	Morgan Stanley	USD	51	06/28/17	7
Patterson Companies, Inc.	Goldman Sachs	USD	294	06/30/16	9
PayPal Holdings, Inc.	Goldman Sachs	USD	177	06/30/16	—
Penn West Petroleum, Ltd.	Morgan Stanley	USD	44	06/29/17	(6)
PepsiCo, Inc.	Goldman Sachs	USD	996	06/30/16	12
Persimmon PLC	Morgan Stanley	USD	214	06/28/17	9
Peugeot SA	Morgan Stanley	USD	539	06/28/17	(30)
Pfizer, Inc.	Goldman Sachs	USD	485	06/30/16	29
PG&E Corp.	Goldman Sachs	USD	432	06/30/16	27
Philip Morris International, Inc.	Goldman Sachs	USD	31	06/30/16	2
Phillips 66	Goldman Sachs	USD	113	06/30/16	1
Pinnacle Foods, Inc.	Goldman Sachs	USD	37	06/30/16	(1)
Pinnacle West Capital Corp.	Goldman Sachs	USD	214	06/30/16	19
Pirelli & C. SpA	Morgan Stanley	USD	11	06/28/17	—
Pitney Bowes, Inc.	Goldman Sachs	USD	419	06/30/16	(11)
Porsche Automobil Holding SE	Morgan Stanley	USD	115	06/28/17	(17)
Power Assets Holdings, Ltd.	Morgan Stanley	USD	1,073	06/29/17	3
Power Financial Corp.	Morgan Stanley	USD	29	06/29/17	(1)
Premier Oil PLC	Morgan Stanley	USD	62	06/28/17	(11)
ProSiebenSat.1 Media SE	Morgan Stanley	USD	87	06/28/17	—
Proximus SA	Morgan Stanley	USD	289	06/28/17	14
Prudential Financial, Inc.	Goldman Sachs	USD	270	06/30/16	(7)
Prysmian SpA	Morgan Stanley	USD	311	06/28/17	1
PTC, Inc.	Goldman Sachs	USD	17	06/30/16	(2)
Public Service Enterprise Group, Inc.	Goldman Sachs	USD	705	06/30/16	41
Qantas Airways, Ltd.	Morgan Stanley	USD	131	06/29/17	18
QEP Resources, Inc.	Goldman Sachs	USD	91	06/30/16	(23)
Quanta Services, Inc.	Goldman Sachs	USD	175	06/30/16	(12)
Quest Diagnostics, Inc.	Goldman Sachs	USD	97	06/30/16	1
Quintiles Transnational Holdings, Inc.	Goldman Sachs	USD	187	06/30/16	9
Rackspace Hosting, Inc.	Goldman Sachs	USD	183	06/30/16	(16)
Ralph Lauren Corp.	Goldman Sachs	USD	101	06/30/16	(8)
Randstad Holding NV	Morgan Stanley	USD	331	06/28/17	22

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 301

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Raytheon Co.	Goldman Sachs	USD	458	06/30/16	52
Recruit Holdings Co.,Ltd.	Goldman Sachs	USD	29,012	06/30/16	9
Red Hat, Inc.	Goldman Sachs	USD	12	06/30/16	—
Reinsurance Group of America, Inc.	Goldman Sachs	USD	217	06/30/16	(2)
Reliance Steel & Aluminum Co.	Goldman Sachs	USD	16	06/30/16	(1)
Relx NV	Morgan Stanley	USD	73	06/28/17	(25)
Republic Services, Inc.	Goldman Sachs	USD	27	06/30/16	2
Resona Holdings, Inc.	Goldman Sachs	USD	9,760	06/30/16	(2)
Rio Tinto PLC	Morgan Stanley	USD	27	06/28/17	(4)
Rite Aid Corp.	Goldman Sachs	USD	84	06/30/16	3
Robert Half International, Inc.	Goldman Sachs	USD	214	06/30/16	(5)
Rockwell Automation, Inc.	Goldman Sachs	USD	255	06/30/16	(16)
Rohm Co., Ltd.	Goldman Sachs	USD	8,461	06/30/16	(10)
Ross Stores, Inc.	Goldman Sachs	USD	186	06/30/16	10
Royal Bank of Canada	Morgan Stanley	USD	187	06/29/17	(4)
Royal Boskalis Westminster NV	Morgan Stanley	USD	151	06/28/17	(3)
Royal Mail PLC	Morgan Stanley	USD	49	06/28/17	(1)
Sally Beauty Holdings, Inc.	Goldman Sachs	USD	10	06/30/16	—
Sanofi	Morgan Stanley	USD	336	06/28/17	20
Santander Consumer USA Holdings, Inc.	Goldman Sachs	USD	178	06/30/16	(13)
Santen Pharmaceutical Co., Ltd.	Goldman Sachs	USD	33,950	06/30/16	10
Santos, Ltd.	Morgan Stanley	USD	25	06/29/17	(2)
Saputo, Inc.	Morgan Stanley	USD	60	06/29/17	(2)
SCOR SE	Morgan Stanley	USD	140	06/28/17	11
Securitas AB	Morgan Stanley	USD	436	06/28/17	5
SEI Investments Co.	Goldman Sachs	USD	68	06/30/16	4
Seiko Epson Corp.	Goldman Sachs	USD	7,831	06/30/16	(1)
Sekisui Chemical Co., Ltd.	Goldman Sachs	USD	41,383	06/30/16	(34)
SES SA	Morgan Stanley	USD	60	06/28/17	(8)
Seven & i Holdings Co., Ltd.	Goldman Sachs	USD	5,835	06/30/16	4
Shimadzu Corp.	Goldman Sachs	USD	3,401	06/30/16	2
SHIMAMURA CO., Ltd.	Goldman Sachs	USD	36,159	06/30/16	(3)
Shin-Etsu Chemical Co., Ltd.	Goldman Sachs	USD	1,543	06/30/16	—
Shinsei Bank, Ltd.	Morgan Stanley	USD	240	06/28/17	19
Shionogi & Co., Ltd.	Goldman Sachs	USD	2,750	06/30/16	2
SHIRE PLC	Morgan Stanley	USD	146	06/28/17	16
Singapore Airlines, Ltd.	Morgan Stanley	USD	354	06/30/17	2
Sino Land Co., Ltd.	Morgan Stanley	USD	861	06/29/17	(9)
Skanska AB	Morgan Stanley	USD	425	06/28/17	2
Skyworks Solutions, Inc.	Goldman Sachs	USD	180	06/30/16	(20)
SM Energy Co.	Goldman Sachs	USD	92	06/30/16	(20)
Snam SpA	Morgan Stanley	USD	16	06/28/17	—
Snap-on, Inc.	Goldman Sachs	USD	203	06/30/16	5
Sojitz Corp.	Goldman Sachs	USD	33,016	06/30/16	(17)
SolarWinds, Inc.	Goldman Sachs	USD	41	06/30/16	(5)
Sompo Japan Nipponkoa Holdings, Inc.	Goldman Sachs	USD	14,985	06/30/16	(5)
Southwest Airlines Co.	Goldman Sachs	USD	473	06/30/16	23
Spirit AeroSystems Holdings, Inc.	Goldman Sachs	USD	801	06/30/16	4
St. Jude Medical, Inc.	Goldman Sachs	USD	235	06/30/16	(2)
Stanley Black & Decker, Inc.	Goldman Sachs	USD	165	06/30/16	(1)
Staples, Inc.	Goldman Sachs	USD	39	06/30/16	(3)
Starwood Hotels & Resorts Worldwide, Inc.	Goldman Sachs	USD	71	06/30/16	(3)
State Street Corp.	Goldman Sachs	USD	219	06/30/16	(7)
Steel Dynamics, Inc.	Goldman Sachs	USD	117	06/30/16	(11)
Stryker Corp.	Goldman Sachs	USD	172	06/30/16	9
Sumitomo Bakelite Co., Ltd.	Morgan Stanley	USD	7	06/28/17	—
Sumitomo Chemical Co., Ltd.	Goldman Sachs	USD	8,419	06/30/16	(5)
Sumitomo Heavy Industries, Ltd.	Goldman Sachs	USD	25,391	06/30/16	(33)
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs	USD	23,241	06/30/16	—
Sumitomo Rubber Industries, Ltd.	Goldman Sachs	USD	23,639	06/30/16	(8)
SUPERVALU, Inc.	Goldman Sachs	USD	202	06/30/16	19
Suruga Bank, Ltd.	Goldman Sachs	USD	6,656	06/30/16	—
Svenska Cellulosa Aktiebolaget SCA	Morgan Stanley	USD	347	06/28/17	5
Swiss Life Holding AG	Morgan Stanley	USD	49	06/28/17	2
Swiss Re AG	Morgan Stanley	USD	322	06/28/17	10
Symantec Corp.	Goldman Sachs	USD	231	06/30/16	(11)
Synopsys, Inc.	Goldman Sachs	USD	261	06/30/16	2
T&D Holdings, Inc.	Goldman Sachs	USD	8,908	06/30/16	—
Tabcorp Holdings, Ltd.	Morgan Stanley	USD	213	06/29/17	8
Target Corp.	Goldman Sachs	USD	599	06/30/16	(17)

See accompanying notes which are an integral part of this quarterly report.

302 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Tatts Group, Ltd.	Morgan Stanley	USD	29	06/29/17	1
Taylor Wimpey PLC	Morgan Stanley	USD	245	06/28/17	7
TDC A/S	Morgan Stanley	USD	93	06/28/17	—
TDK Corp.	Goldman Sachs	USD	18,327	06/30/16	(15)
TE Connectivity, Ltd.	Goldman Sachs	USD	25	06/30/16	(2)
TEGNA, Inc.	Goldman Sachs	USD	32	06/30/16	(1)
Tele2 AB	Morgan Stanley	USD	1,116	06/28/17	(16)
Telefonica, SA	Morgan Stanley	USD	241	06/28/17	10
TeliaSonera Aktiebolag	Morgan Stanley	USD	1,483	06/28/17	8
Telstra Corp., Ltd.	Morgan Stanley	USD	400	06/29/17	13
Teradyne, Inc.	Goldman Sachs	USD	259	06/30/16	(8)
Terex Corp.	Goldman Sachs	USD	183	06/30/16	(13)
Tesoro Corp.	Goldman Sachs	USD	374	06/30/16	47
Texas Instruments, Inc.	Goldman Sachs	USD	136	06/30/16	(8)
Textron, Inc.	Goldman Sachs	USD	25	06/30/16	(1)
The Allstate Corp.	Goldman Sachs	USD	532	06/30/16	25
The Bank of Nova Scotia	Morgan Stanley	USD	166	06/29/17	(5)
The Bank of Yokohama, Ltd.	Goldman Sachs	USD	16,970	06/30/16	3
The Berkeley Group Holdings PLC	Morgan Stanley	USD	146	06/28/17	1
The Boeing Co.	Goldman Sachs	USD	14	06/30/16	—
The Cheesecake Factory, Inc.	Goldman Sachs	USD	13	08/04/16	—
The Chiba Bank, Ltd.	Goldman Sachs	USD	8,622	06/30/16	2
The Clorox Co.	Goldman Sachs	USD	164	06/30/16	8
The Coca-Cola Co.	Goldman Sachs	USD	31	06/30/16	1
The Dai-ichi Life Insurance Co., Ltd.	Goldman Sachs	USD	22,913	06/30/16	4
The Dow Chemical Co.	Goldman Sachs	USD	224	06/30/16	(24)
The Dun & Bradstreet Corp.	Goldman Sachs	USD	297	06/30/16	(4)
The Estee Lauder Companies, Inc.	Goldman Sachs	USD	303	06/30/16	5
The Gap, Inc.	Goldman Sachs	USD	119	06/30/16	(8)
The Goodyear Tire & Rubber Co.	Goldman Sachs	USD	451	06/30/16	(18)
The Hartford Financial Services Group, Inc.	Goldman Sachs	USD	125	06/30/16	17
The Home Depot, Inc.	Goldman Sachs	USD	260	06/30/16	10
The Interpublic Group of Companies, Inc.	Goldman Sachs	USD	184	06/30/16	15
The Kroger Co.	Goldman Sachs	USD	204	06/30/16	13
The Mosaic Co.	Goldman Sachs	USD	159	06/30/16	(13)
The NASDAQ OMX Group, Inc.	Goldman Sachs	USD	151	06/30/16	4
The PNC Financial Services Group, Inc.	Goldman Sachs	USD	151	06/30/16	—
The Procter & Gamble Co.	Goldman Sachs	USD	723	06/30/16	(26)
The Sage Group PLC.	Morgan Stanley	USD	14	06/28/17	—
The Timken Co.	Goldman Sachs	USD	84	06/30/16	(9)
The TJX Companies, Inc.	Goldman Sachs	USD	244	06/30/16	7
The Toronto-Dominion Bank	Morgan Stanley	USD	117	06/29/17	(3)
The Travelers Companies, Inc.	Goldman Sachs	USD	470	06/30/16	38
The Western Union Co.	Goldman Sachs	USD	132	06/30/16	(3)
Thermo Fisher Scientific, Inc.	Goldman Sachs	USD	67	06/30/16	3
THK Co., Ltd.	Goldman Sachs	USD	10,801	06/30/16	(10)
Thomas Cook Group PLC	Morgan Stanley	USD	57	06/28/17	(15)
Time Warner, Inc.	Goldman Sachs	USD	98	06/30/16	—
Tohoku Electric Power Co., Inc.	Goldman Sachs	USD	54,070	06/30/16	35
Tokio Marine Holdings, Inc.	Goldman Sachs	USD	30,984	06/30/16	—
Tokyo Electric Power Co., Inc.	Goldman Sachs	USD	32,854	06/30/16	76
Total System Services, Inc.	Goldman Sachs	USD	10	06/30/16	1
Toyo Suisan Kaisha, Ltd.	Goldman Sachs	USD	2,271	08/04/16	—
Trinity Industries, Inc.	Goldman Sachs	USD	102	06/30/16	6
Triumph Group, Inc.	Goldman Sachs	USD	33	06/30/16	(6)
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	45	06/30/16	2
U.S. Bancorp	Goldman Sachs	USD	36	06/30/16	—
Union Pacific Corp.	Goldman Sachs	USD	200	06/30/16	—
United Therapeutics Corp.	Goldman Sachs	USD	281	06/30/16	(10)
UnitedHealth Group, Inc.	Goldman Sachs	USD	819	06/30/16	(14)
Universal Health Services, Inc.	Goldman Sachs	USD	51	06/30/16	1
Unum Group	Goldman Sachs	USD	363	06/30/16	(8)
V.F. Corp.	Goldman Sachs	USD	299	06/30/16	26
Valero Energy Corp.	Goldman Sachs	USD	821	06/30/16	63
Validus Holdings, Ltd.	Goldman Sachs	USD	13	06/30/16	1
Varian Medical Systems, Inc.	Goldman Sachs	USD	96	06/30/16	1
Vectren Corp.	Goldman Sachs	USD	79	06/30/16	6
Vedanta Resources PLC	Morgan Stanley	USD	31	06/28/17	(15)
Veolia Environnement SA	Morgan Stanley	USD	134	06/28/17	9
VeriSign, Inc.	Goldman Sachs	USD	72	06/30/16	9

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 303

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Viacom, Inc.	Goldman Sachs	USD	373	06/30/16	(55)
Vivendi SA	Morgan Stanley	USD	259	06/28/17	2
Vodafone Group PLC	Morgan Stanley	USD	235	06/28/17	7
Voya Financial, Inc.	Goldman Sachs	USD	233	06/30/16	(4)
W.W. Grainger, Inc.	Goldman Sachs	USD	15	06/30/16	(1)
Wal-Mart Stores, Inc.	Goldman Sachs	USD	459	06/30/16	(2)
Waste Management, Inc.	Goldman Sachs	USD	119	06/30/16	10
Waters Corp.	Goldman Sachs	USD	158	06/30/16	3
Wells Fargo & Co.	Goldman Sachs	USD	269	06/30/16	—
WESCO International, Inc.	Goldman Sachs	USD	20	06/30/16	(3)
West Fraser Timber Co., Ltd.	Morgan Stanley	USD	171	06/29/17	(13)
Western Digital Corp.	Goldman Sachs	USD	387	06/30/16	7
Western Refining, Inc.	Goldman Sachs	USD	298	06/30/16	1
Westlake Chemical Corp.	Goldman Sachs	USD	43	06/30/16	(5)
WestRock Co.	Goldman Sachs	USD	173	06/30/16	1
Whirlpool Corp.	Goldman Sachs	USD	191	06/30/16	—
Whole Foods Market, Inc.	Goldman Sachs	USD	55	06/30/16	(6)
William Hill PLC	Morgan Stanley	USD	73	06/28/17	(1)
Wolters Kluwer NV	Morgan Stanley	USD	264	06/28/17	20
Woodside Petroleum, Ltd.	Morgan Stanley	USD	617	06/29/17	8
WPP PLC	Morgan Stanley	USD	150	06/28/17	—
WPX Energy, Inc.	Goldman Sachs	USD	31	06/30/16	(10)
Wyndham Worldwide Corp.	Goldman Sachs	USD	53	06/30/16	(1)
Xerox Corp.	Goldman Sachs	USD	254	06/30/16	1
Xilinx, Inc.	Goldman Sachs	USD	260	06/30/16	(19)
Yahoo!, Inc.	Goldman Sachs	USD	320	06/30/16	(28)
Yamaha Corp.	Goldman Sachs	USD	11,371	06/30/16	12
Yamaha Motor Co., Ltd.	Goldman Sachs	USD	1,101	06/30/16	—
Yara International ASA	Morgan Stanley	USD	386	06/28/17	(2)
Yum! Brands, Inc.	Goldman Sachs	USD	63	06/30/16	(3)
Zoetis, Inc.	Goldman Sachs	USD	276	06/30/16	—
Zurich Insurance Group AG	Morgan Stanley	USD	23	06/28/17	—
Zynga, Inc.	Goldman Sachs	USD	54	06/30/16	(5)
Short Reference Entity
AbbVie, Inc.	Goldman Sachs	USD	76	06/30/16	—
Abercrombie & Fitch Co.	Goldman Sachs	USD	65	06/30/16	9
Aberdeen Asset Management PLC	Morgan Stanley	USD	149	06/28/17	28
adidas AG	Morgan Stanley	USD	107	06/28/17	(6)
Admiral Group PLC	Morgan Stanley	USD	159	06/28/17	(14)
Adobe Systems, Inc.	Goldman Sachs	USD	44	06/30/16	1
Advance Auto Parts, Inc.	Goldman Sachs	USD	175	06/30/16	(11)
AECOM	Goldman Sachs	USD	148	06/30/16	15
AEON Co., Ltd.	Goldman Sachs	USD	8,153	06/30/16	(9)
AEON Financial Service Co., Ltd.	Goldman Sachs	USD	2,340	06/30/16	1
Aggreko PLC	Morgan Stanley	USD	25	06/28/17	7
Agnico Eagle Mines, Ltd.	Morgan Stanley	USD	239	06/29/17	36
Agrium, Inc.	Morgan Stanley	USD	73	06/29/17	(2)
AIA Group, Ltd.	Morgan Stanley	USD	885	06/29/17	2
Akorn, Inc.	Goldman Sachs	USD	256	06/30/16	(13)
Aktiebolaget Volvo	Morgan Stanley	USD	698	06/28/17	5
Albemarle Corp.	Goldman Sachs	USD	280	06/30/16	22
Alexion Pharmaceuticals, Inc.	Goldman Sachs	USD	322	06/30/16	(23)
Alfa Laval AB	Morgan Stanley	USD	504	06/28/17	(3)
Align Technology, Inc.	Goldman Sachs	USD	179	06/30/16	(1)
Alkermes PLC	Goldman Sachs	USD	95	06/30/16	(7)
Allegheny Technologies, Inc.	Goldman Sachs	USD	159	06/30/16	52
Allergan PLC	Goldman Sachs	USD	532	06/30/16	(43)
Alliance Data Systems Corp.	Goldman Sachs	USD	848	06/30/16	77
AltaGas, Ltd.	Morgan Stanley	USD	26	06/29/17	1
Altice S.A.	Morgan Stanley	USD	254	06/28/17	36
Amec Foster Wheeler PLC	Morgan Stanley	USD	42	06/28/17	2
American Airlines Group, Inc.	Goldman Sachs	USD	70	06/30/16	3
American International Group, Inc.	Goldman Sachs	USD	227	06/30/16	(5)
AMETEK, Inc.	Goldman Sachs	USD	122	06/30/16	3
AMP, Ltd.	Morgan Stanley	USD	21	06/29/17	—
Amphenol Corp.	Goldman Sachs	USD	298	06/30/16	(3)
Anadarko Petroleum Corp.	Goldman Sachs	USD	275	06/30/16	22
Anglo American PLC	Morgan Stanley	USD	80	06/28/17	15
Anheuser-Busch InBev SA/NV	Morgan Stanley	USD	62	06/28/17	2
Antofagasta PLC	Morgan Stanley	USD	278	06/28/17	74

See accompanying notes which are an integral part of this quarterly report.

304 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Aon PLC	Goldman Sachs	USD	303	06/30/16	6
Apache Corp.	Goldman Sachs	USD	224	06/30/16	47
ArcelorMittal	Morgan Stanley	USD	179	06/28/17	23
Arkema SA	Morgan Stanley	USD	120	06/28/17	(8)
ARM Holdings PLC	Morgan Stanley	USD	49	06/28/17	7
ARRIS Group, Inc.	Goldman Sachs	USD	407	06/30/16	7
Arthur J. Gallagher & Co.	Goldman Sachs	USD	10	06/30/16	—
ARYZTA AG	Morgan Stanley	USD	120	06/28/17	(5)
Asahi Group Holdings, Ltd.	Goldman Sachs	USD	5,208	06/30/16	(2)
Ascena Retail Group, Inc.	Goldman Sachs	USD	70	06/30/16	19
Ashtead Group PLC	Morgan Stanley	USD	12	06/28/17	3
ASML Holding NV	Morgan Stanley	USD	233	06/28/17	20
ASOS PLC	Morgan Stanley	USD	141	06/28/17	28
AT&T, Inc.	Goldman Sachs	USD	539	06/30/16	20
Atmel Corp.	Goldman Sachs	USD	35	06/30/16	6
Autodesk, Inc.	Goldman Sachs	USD	103	06/30/16	4
Autoliv, Inc.	Goldman Sachs	USD	192	06/30/16	25
Avis Budget Group, Inc.	Goldman Sachs	USD	147	08/04/16	—
B/E Aerospace, Inc.	Goldman Sachs	USD	205	06/30/16	27
Babcock International Group PLC	Morgan Stanley	USD	47	06/28/17	8
Ball Corp.	Goldman Sachs	USD	513	06/30/16	31
Banco Popular Espanol, SA	Morgan Stanley	USD	18	06/28/17	2
BankUnited, Inc.	Goldman Sachs	USD	96	06/30/16	—
Barloworld, Ltd.	Morgan Stanley	USD	59	06/28/17	7
Barrick Gold Corp.	Morgan Stanley	USD	158	06/29/17	39
Barry Callebaut AG	Morgan Stanley	USD	81	06/28/17	(2)
Bayerische Motoren Werke Aktiengesellschaft	Morgan Stanley	USD	14	06/28/17	2
Becton, Dickinson and Co.	Goldman Sachs	USD	161	06/30/16	(12)
BioMarin Pharmaceutical, Inc.	Goldman Sachs	USD	122	06/30/16	(11)
Bollore SA	Morgan Stanley	USD	249	06/28/17	1
BorgWarner, Inc.	Goldman Sachs	USD	663	06/30/16	108
BP PLC	Morgan Stanley	USD	74	06/28/17	12
Brambles, Ltd.	Morgan Stanley	USD	73	06/29/17	(2)
British American Tobacco PLC	Morgan Stanley	USD	471	06/28/17	(52)
Brookdale Senior Living, Inc.	Goldman Sachs	USD	247	08/04/16	—
Brown-Forman Corp.	Goldman Sachs	USD	436	06/30/16	(33)
Bureau Veritas SA	Morgan Stanley	USD	21	06/28/17	—
C.H. Robinson Worldwide, Inc.	Goldman Sachs	USD	280	06/30/16	(31)
Cabela's, Inc.	Goldman Sachs	USD	118	06/30/16	15
Cablevision Systems Corp.	Goldman Sachs	USD	105	06/30/16	(14)
Cabot Oil & Gas Corp.	Goldman Sachs	USD	371	06/30/16	67
CAE, Inc.	Morgan Stanley	USD	85	06/29/17	2
Campbell Soup Co.	Goldman Sachs	USD	22	06/30/16	(1)
Canadian Pacific Railway, Ltd.	Morgan Stanley	USD	362	06/29/17	(14)
Canadian Utilities, Ltd.	Morgan Stanley	USD	501	06/29/17	(6)
Carlsberg A/S	Morgan Stanley	USD	678	06/28/17	3
CarMax, Inc.	Goldman Sachs	USD	436	06/30/16	23
Carrefour SA	Morgan Stanley	USD	132	06/28/17	(5)
Casino Guichard-Perrachon	Morgan Stanley	USD	27	06/28/17	1
Cathay Pacific Airways, Ltd.	Morgan Stanley	USD	1,128	06/29/17	8
CBOE Holdings, Inc.	Goldman Sachs	USD	50	06/30/16	(4)
CDK Global, Inc.	Goldman Sachs	USD	328	06/30/16	23
Celgene Corp.	Goldman Sachs	USD	48	06/30/16	(5)
Cenovus Energy, Inc.	Morgan Stanley	USD	130	06/29/17	8
Centrica PLC	Morgan Stanley	USD	198	06/28/17	8
CenturyLink, Inc.	Goldman Sachs	USD	76	06/30/16	3
Charles River Laboratories International, Inc.	Goldman Sachs	USD	123	06/30/16	(10)
Cheniere Energy, Inc.	Goldman Sachs	USD	268	06/30/16	5
Chevron Corp.	Goldman Sachs	USD	32	06/30/16	3
Chipotle Mexican Grill, Inc.	Goldman Sachs	USD	415	06/30/16	(91)
Chocoladefabriken Lindt & Spruengli AG	Morgan Stanley	USD	55	06/28/17	(5)
Chugai Pharmaceutical Co., Ltd.	Goldman Sachs	USD	7,670	06/30/16	(4)
Ciena Corp.	Goldman Sachs	USD	330	06/30/16	(14)
Cimarex Energy Co.	Goldman Sachs	USD	182	06/30/16	15
Cinemark Holdings, Inc.	Goldman Sachs	USD	21	06/30/16	1
Clean Harbors, Inc.	Goldman Sachs	USD	18	06/30/16	2
CME Group, Inc.	Goldman Sachs	USD	207	06/30/16	(5)
CNH Industrial NV	Morgan Stanley	USD	371	06/28/17	10
Cobalt International Energy, Inc.	Goldman Sachs	USD	315	06/30/16	68
Cobham PLC	Morgan Stanley	USD	126	06/28/17	8

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 305

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Colfax Corp.	Goldman Sachs	USD	306	06/30/16	56
Colgate-Palmolive Co.	Goldman Sachs	USD	39	06/30/16	(1)
Columbia Pipeline Group, Inc.	Goldman Sachs	USD	319	06/30/16	(83)
Comerica, Inc.	Goldman Sachs	USD	38	06/30/16	4
Commerzbank Aktiengesellschaft	Morgan Stanley	USD	80	06/28/17	3
CommVault Systems, Inc.	Goldman Sachs	USD	12	06/30/16	2
Compagnie de Saint-Gobain SA	Morgan Stanley	USD	308	06/28/17	(3)
ConAgra Foods, Inc.	Goldman Sachs	USD	218	06/30/16	(1)
Concho Resources, Inc.	Goldman Sachs	USD	277	06/30/16	19
CONSOL Energy, Inc.	Goldman Sachs	USD	349	06/30/16	68
Constellation Brands, Inc.	Goldman Sachs	USD	221	06/30/16	(5)
Copa Holdings, SA	Goldman Sachs	USD	211	06/30/16	21
Core Laboratories NV	Goldman Sachs	USD	209	06/30/16	9
CoStar Group, Inc.	Goldman Sachs	USD	112	06/30/16	2
Costco Wholesale Corp.	Goldman Sachs	USD	35	06/30/16	(2)
Coty, Inc.	Goldman Sachs	USD	123	06/30/16	21
Credit Saison Co., Ltd.	Goldman Sachs	USD	26,312	06/30/16	(3)
Credit Suisse Group AG	Morgan Stanley	USD	280	06/28/17	(25)
Crown Resorts, Ltd.	Morgan Stanley	USD	119	06/29/17	(10)
CST Brands, Inc.	Goldman Sachs	USD	184	06/30/16	13
Cullen/Frost Bankers, Inc.	Goldman Sachs	USD	75	06/30/16	7
Cypress Semiconductor Corp.	Goldman Sachs	USD	208	06/30/16	8
Daikin Industries, Ltd.	Goldman Sachs	USD	51,019	06/30/16	43
DaVita HealthCare Partners, Inc.	Goldman Sachs	USD	405	06/30/16	10
DBS Group Holdings Ltd	Morgan Stanley	USD	14	06/30/17	—
DENSO Corp.	Goldman Sachs	USD	12,946	06/30/16	—
Devon Energy Corp.	Goldman Sachs	USD	20	06/30/16	4
Diageo PLC	Morgan Stanley	USD	262	06/28/17	26
Dominion Resources, Inc.	Goldman Sachs	USD	716	06/30/16	(49)
Dril-Quip, Inc.	Goldman Sachs	USD	18	06/30/16	4
Dunkin' Brands Group, Inc.	Goldman Sachs	USD	38	06/30/16	1
E*Trade Financial Corp.	Goldman Sachs	USD	264	06/30/16	19
E.ON SE	Morgan Stanley	USD	215	06/28/17	8
Eagle Materials, Inc.	Goldman Sachs	USD	88	06/30/16	—
Eastman Chemical Co.	Goldman Sachs	USD	11	06/30/16	1
Ecolab, Inc.	Goldman Sachs	USD	346	06/30/16	—
Edgewell Personal Care Co.	Goldman Sachs	USD	38	06/30/16	(15)
Eldorado Gold Corp.	Morgan Stanley	USD	15	06/29/17	1
Electricite de France Societe anonyme	Morgan Stanley	USD	146	06/28/17	(6)
Eli Lilly and Co.	Goldman Sachs	USD	3	06/30/16	—
EMC Corp.	Goldman Sachs	USD	49	06/30/16	—
Enbridge, Inc.	Morgan Stanley	USD	234	06/29/17	6
Endo International PLC	Goldman Sachs	USD	457	06/30/16	(36)
Enel Green Power SpA	Morgan Stanley	USD	60	06/28/17	(2)
Envision Healthcare Holdings, Inc.	Goldman Sachs	USD	873	06/30/16	(97)
EQT Corp.	Goldman Sachs	USD	96	06/30/16	6
Esterline Technologies Corp.	Goldman Sachs	USD	94	06/30/16	7
Eversource Energy	Goldman Sachs	USD	195	06/30/16	(17)
Express Scripts Holding Co.	Goldman Sachs	USD	155	06/30/16	2
Exxon Mobil Corp.	Goldman Sachs	USD	15	06/30/16	1
Facebook, Inc.	Goldman Sachs	USD	247	06/30/16	(18)
Fastenal Co.	Goldman Sachs	USD	226	06/30/16	6
FEI Co.	Goldman Sachs	USD	144	06/30/16	(2)
Finmeccanica S.p.a.	Morgan Stanley	USD	12	06/28/17	(1)
FireEye, Inc.	Goldman Sachs	USD	38	06/30/16	4
First Niagara Financial Group, Inc.	Goldman Sachs	USD	333	06/30/16	(1)
First Quantum Minerals, Ltd.	Morgan Stanley	USD	622	06/29/17	149
FleetCor Technologies, Inc.	Goldman Sachs	USD	415	06/30/16	12
FMC Corp.	Goldman Sachs	USD	219	06/30/16	20
FMC Technologies, Inc.	Goldman Sachs	USD	12	06/30/16	3
Forest City Enterprises, Inc.	Goldman Sachs	USD	273	06/30/16	(5)
Fortinet, Inc.	Goldman Sachs	USD	82	06/30/16	(12)
Fortis, Inc.	Morgan Stanley	USD	132	06/29/17	(5)
Fossil Group, Inc.	Goldman Sachs	USD	14	06/30/16	1
Franco-Nevada Corp.	Morgan Stanley	USD	89	06/29/17	8
Freeport-McMoRan, Inc.	Goldman Sachs	USD	138	06/30/16	56
Fresenius Medical Care AG & Co. KGaA	Morgan Stanley	USD	41	06/28/17	1
Frontier Communications Corp.	Goldman Sachs	USD	345	06/30/16	16
G4S PLC	Morgan Stanley	USD	19	06/28/17	1
Galaxy Entertainment Group, Ltd.	Morgan Stanley	USD	1,574	06/29/17	(18)

See accompanying notes which are an integral part of this quarterly report.

306 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
General Electric Co.	Goldman Sachs	USD	103	06/30/16	4
Genesee & Wyoming, Inc.	Goldman Sachs	USD	152	06/30/16	12
Gentex Corp.	Goldman Sachs	USD	67	06/30/16	4
Genworth Financial, Inc.	Goldman Sachs	USD	70	08/04/16	—
Getinge AB	Morgan Stanley	USD	83	06/28/17	—
Gildan Activewear, Inc.	Morgan Stanley	USD	373	06/29/17	(3)
Glencore PLC	Morgan Stanley	USD	87	06/28/17	31
Global Payments, Inc.	Goldman Sachs	USD	109	06/30/16	(7)
Golar LNG, Ltd.	Goldman Sachs	USD	194	06/30/16	24
Goldcorp, Inc.	Morgan Stanley	USD	215	06/29/17	24
Golden Agri-Resources Ltd	Morgan Stanley	USD	66	06/30/17	11
GS Yuasa Corp.	Goldman Sachs	USD	4,481	06/30/16	—
Halliburton Co.	Goldman Sachs	USD	255	06/30/16	7
Hancock Holding Co.	Goldman Sachs	USD	71	06/30/16	7
Hanesbrands, Inc.	Goldman Sachs	USD	10	06/30/16	1
Hargreaves Lansdown PLC	Morgan Stanley	USD	387	06/28/17	1
Harley-Davidson, Inc.	Goldman Sachs	USD	290	06/30/16	(6)
Hasbro, Inc.	Goldman Sachs	USD	10	06/30/16	—
Helmerich & Payne, Inc.	Goldman Sachs	USD	267	06/30/16	49
Henry Schein, Inc.	Goldman Sachs	USD	58	06/30/16	(1)
Hertz Global Holdings, Inc.	Goldman Sachs	USD	556	06/30/16	59
Hexagon AB	Morgan Stanley	USD	336	06/28/17	4
Hexcel Corp.	Goldman Sachs	USD	309	06/30/16	(9)
Hirose Electric Co., Ltd.	Goldman Sachs	USD	5,316	06/30/16	7
Hitachi, Ltd.	Goldman Sachs	USD	1,653	06/30/16	—
HKT Trust and HKT, Ltd.	Morgan Stanley	USD	2,390	06/29/17	(8)
Hologic, Inc.	Goldman Sachs	USD	181	06/30/16	(17)
HomeAway, Inc.	Goldman Sachs	USD	11	06/30/16	—
Honda Motor Co., Ltd.	Goldman Sachs	USD	46,466	06/30/16	6
Huntsman Corp.	Goldman Sachs	USD	124	06/30/16	23
Husky Energy, Inc.	Morgan Stanley	USD	358	06/29/17	5
Hutchison Port Holdings Trust	Morgan Stanley	USD	37	06/29/17	2
IDEXX Laboratories, Inc.	Goldman Sachs	USD	511	06/30/16	(70)
IHI Corp.	Goldman Sachs	USD	50,031	06/30/16	66
IHS, Inc.	Goldman Sachs	USD	281	06/30/16	15
Iliad SA	Morgan Stanley	USD	11	06/28/17	(1)
Illumina, Inc.	Goldman Sachs	USD	628	06/30/16	(5)
Imperial Oil, Ltd.	Morgan Stanley	USD	123	06/29/17	2
Incyte Corp.	Goldman Sachs	USD	51	06/30/16	—
Infineon Technologies AG	Morgan Stanley	USD	270	06/28/17	37
Inmarsat PLC	Morgan Stanley	USD	14	06/28/17	1
Insurance Australia Group, Ltd.	Morgan Stanley	USD	69	06/29/17	(2)
Intertek Group PLC	Morgan Stanley	USD	79	06/28/17	(1)
Intuitive Surgical, Inc.	Goldman Sachs	USD	227	06/30/16	(16)
IPG Photonics Corp.	Goldman Sachs	USD	108	06/30/16	(10)
Isetan Mitsukoshi Holdings, Ltd.	Goldman Sachs	USD	21,979	06/30/16	1
ITC Holdings Corp.	Goldman Sachs	USD	91	06/30/16	(4)
J Sainsbury PLC	Morgan Stanley	USD	27	06/28/17	2
J. B. Hunt Transport Services, Inc.	Goldman Sachs	USD	333	06/30/16	(1)
Japan Display, Inc.	Goldman Sachs	USD	5,403	06/30/16	8
Japan Tobacco, Inc.	Goldman Sachs	USD	28,334	06/30/16	(20)
Jarden Corp.	Goldman Sachs	USD	234	06/30/16	(4)
Jardine Matheson Holdings, Ltd.	Morgan Stanley	USD	45	06/29/17	2
Jazz Pharmaceuticals PLC	Goldman Sachs	USD	354	06/30/16	(33)
JGC Corp.	Goldman Sachs	USD	38,064	06/30/16	34
Johnson Controls, Inc.	Goldman Sachs	USD	17	06/30/16	2
Joy Global, Inc.	Goldman Sachs	USD	101	06/30/16	29
K+S Aktiengesellschaft	Morgan Stanley	USD	22	06/28/17	—
Kansas City Southern	Goldman Sachs	USD	445	06/30/16	(29)
KAR Auction Services, Inc.	Goldman Sachs	USD	24	06/30/16	—
Kate Spade & Co.	Goldman Sachs	USD	14	08/04/16	—
KBR, Inc.	Goldman Sachs	USD	221	06/30/16	27
Keppel Corp., Ltd.	Morgan Stanley	USD	411	06/30/17	29
Keurig Green Mountain, Inc.	Goldman Sachs	USD	439	06/30/16	18
Kikkoman Corp.	Goldman Sachs	USD	7,664	06/30/16	(8)
Kinder Morgan, Inc.	Goldman Sachs	USD	682	06/30/16	75
Kintetsu Group Holdings Co.,Ltd.	Goldman Sachs	USD	28,073	06/30/16	(12)
Kirby Corp.	Goldman Sachs	USD	141	06/30/16	9
Kirin Holdings Co., Ltd.	Goldman Sachs	USD	17,037	06/30/16	(15)
KLX, Inc.	Goldman Sachs	USD	321	06/30/16	39

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 307

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Komatsu, Ltd.	Goldman Sachs	USD	22,884	06/30/16	14
Koninklijke Philips NV	Morgan Stanley	USD	53	06/28/17	(5)
Koninklijke Vopak NV	Morgan Stanley	USD	9	06/28/17	—
Kubota Corp.	Goldman Sachs	USD	17,733	06/30/16	(11)
Kyocera Corp.	Goldman Sachs	USD	5,282	06/30/16	1
Kyushu Electric Power Co., Inc.	Goldman Sachs	USD	83,952	06/30/16	(164)
Laboratory Corp. of America Holdings	Goldman Sachs	USD	383	06/30/16	(18)
Ladbrokes PLC	Morgan Stanley	USD	157	06/28/17	37
LafargeHolcim Ltd	Morgan Stanley	USD	28	06/28/17	2
Lam Research Corp.	Goldman Sachs	USD	12	06/30/16	1
Las Vegas Sands Corp.	Goldman Sachs	USD	204	06/30/16	(19)
Lennar Corp.	Goldman Sachs	USD	158	06/30/16	(4)
Level 3 Communications, Inc.	Goldman Sachs	USD	659	06/30/16	42
LinkedIn Corp.	Goldman Sachs	USD	296	06/30/16	17
Lions Gate Entertainment Corp.	Goldman Sachs	USD	178	06/30/16	(8)
Loblaw Companies, Ltd.	Morgan Stanley	USD	74	06/29/17	(5)
Loews Corp.	Goldman Sachs	USD	657	06/30/16	14
Louisiana-Pacific Corp.	Goldman Sachs	USD	390	06/30/16	61
lululemon athletica, Inc.	Goldman Sachs	USD	101	06/30/16	7
M&T Bank Corp.	Goldman Sachs	USD	181	06/30/16	(5)
M.D.C. Holdings, Inc.	Goldman Sachs	USD	105	06/30/16	4
Makita Corp.	Goldman Sachs	USD	12,417	06/30/16	1
Marsh & McLennan Companies, Inc.	Goldman Sachs	USD	28	06/30/16	—
Martin Marietta Materials, Inc.	Goldman Sachs	USD	403	06/30/16	(33)
Marui Group Co.,Ltd.	Goldman Sachs	USD	71,277	06/30/16	(12)
MasterCard, Inc.	Goldman Sachs	USD	187	06/30/16	(6)
Mattel, Inc.	Goldman Sachs	USD	196	06/30/16	27
McKesson Corp.	Goldman Sachs	USD	10	06/30/16	—
MDU Resources Group, Inc.	Goldman Sachs	USD	594	06/30/16	8
MEDNAX, Inc.	Goldman Sachs	USD	340	06/30/16	(42)
Medtronic PLC	Goldman Sachs	USD	61	06/30/16	(2)
Methanex Corp.	Morgan Stanley	USD	150	06/29/17	19
MGM China Holdings, Ltd.	Morgan Stanley	USD	1,422	06/29/17	(44)
MGM Resorts International	Goldman Sachs	USD	263	06/30/16	(18)
Minebea Co., Ltd.	Goldman Sachs	USD	31,725	06/30/16	5
Mitsubishi Heavy Industries, Ltd.	Goldman Sachs	USD	6,070	06/30/16	7
Mitsui O.S.K. Lines, Ltd.	Goldman Sachs	USD	36,410	06/30/16	18
Monster Beverage Corp.	Goldman Sachs	USD	233	06/30/16	(25)
MRC Global, Inc.	Goldman Sachs	USD	79	06/30/16	3
MSC Industrial Direct Co., Inc.	Goldman Sachs	USD	206	06/30/16	(2)
MTN Group, Ltd.	Morgan Stanley	USD	781	03/02/17	43
National Fuel Gas Co.	Goldman Sachs	USD	406	06/30/16	39
National Oilwell Varco, Inc.	Goldman Sachs	USD	125	06/30/16	17
Navistar International Corp.	Goldman Sachs	USD	123	06/30/16	10
NCR Corp.	Goldman Sachs	USD	34	06/30/16	4
Netflix, Inc.	Goldman Sachs	USD	32	06/30/16	(7)
NetSuite, Inc.	Goldman Sachs	USD	287	06/30/16	(19)
Newell Rubbermaid, Inc.	Goldman Sachs	USD	120	06/30/16	(5)
News Corp.	Goldman Sachs	USD	10	06/30/16	—
NGK Insulators, Ltd.	Goldman Sachs	USD	13,078	06/30/16	3
NGK Spark Plug Co., Ltd.	Goldman Sachs	USD	35,048	06/30/16	12
Nidec Corp.	Goldman Sachs	USD	16,493	06/30/16	(28)
Nielsen NV	Goldman Sachs	USD	527	06/30/16	(24)
Nippon Paint Holdings Co., Ltd.	Goldman Sachs	USD	18,987	06/30/16	1
NiSource, Inc.	Goldman Sachs	USD	319	06/30/16	78
Noble Corp. PLC	Goldman Sachs	USD	39	06/30/16	8
Noble Energy, Inc.	Goldman Sachs	USD	171	06/30/16	34
Nordstrom, Inc.	Goldman Sachs	USD	181	06/30/16	—
Norwegian Cruise Line Holdings, Ltd.	Goldman Sachs	USD	68	06/30/16	(7)
NRG Energy, Inc.	Goldman Sachs	USD	409	06/30/16	30
Occidental Petroleum Corp.	Goldman Sachs	USD	307	06/30/16	30
OCI NV	Morgan Stanley	USD	64	06/28/17	(11)
Odakyu Electric Railway Co., Ltd.	Goldman Sachs	USD	10,734	06/30/16	(4)
OGE Energy Corp.	Goldman Sachs	USD	102	06/30/16	(4)
Old Mutual PLC	Morgan Stanley	USD	113	06/28/17	(2)
Olympus Corp.	Goldman Sachs	USD	14,378	06/30/16	(10)
Omnicom Group, Inc.	Goldman Sachs	USD	98	06/30/16	(3)
ONEOK, Inc.	Goldman Sachs	USD	234	06/30/16	11
O'Reilly Automotive, Inc.	Goldman Sachs	USD	20	06/30/16	(1)
Oshkosh Corp.	Goldman Sachs	USD	39	06/30/16	7

See accompanying notes which are an integral part of this quarterly report.

308 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Oversea-Chinese Banking Corp., Ltd.	Morgan Stanley	USD	49	06/30/17	—
Owens-Illinois, Inc.	Goldman Sachs	USD	87	06/30/16	8
PACCAR, Inc.	Goldman Sachs	USD	15	06/30/16	—
Palo Alto Networks, Inc.	Goldman Sachs	USD	687	06/30/16	(38)
Pandora Media, Inc.	Goldman Sachs	USD	25	06/30/16	(2)
Panera Bread Co.	Goldman Sachs	USD	20	06/30/16	(3)
Patterson-UTI Energy, Inc.	Goldman Sachs	USD	160	06/30/16	19
People's United Financial, Inc.	Goldman Sachs	USD	285	06/30/16	4
PerkinElmer, Inc.	Goldman Sachs	USD	500	06/30/16	12
Pernod Ricard SA	Morgan Stanley	USD	292	06/28/17	(3)
Petrofac, Ltd.	Morgan Stanley	USD	75	06/28/17	9
Peyto Exploration & Development Corp.	Morgan Stanley	USD	31	06/29/17	3
Polaris Industries, Inc.	Goldman Sachs	USD	260	06/30/16	23
Post Holdings, Inc.	Goldman Sachs	USD	416	06/30/16	(8)
Potash Corp. of Saskatchewan, Inc.	Morgan Stanley	USD	106	06/29/17	7
PPL Corp.	Goldman Sachs	USD	10	06/30/16	(1)
Praxair, Inc.	Goldman Sachs	USD	201	06/30/16	13
Precision Castparts Corp.	Goldman Sachs	USD	281	06/30/16	12
Precision Drilling Corp.	Morgan Stanley	USD	56	06/29/17	7
Prosperity Bancshares, Inc.	Goldman Sachs	USD	32	06/30/16	2
PVH Corp.	Goldman Sachs	USD	10	06/30/16	—
QBE Insurance Group, Ltd.	Morgan Stanley	USD	33	06/29/17	(1)
Qorvo, Inc.	Goldman Sachs	USD	198	06/30/16	57
QUALCOMM, Inc.	Goldman Sachs	USD	490	06/30/16	5
Questar Corp.	Goldman Sachs	USD	126	06/30/16	(5)
Range Resources Corp.	Goldman Sachs	USD	341	06/30/16	58
Regal Beloit Corp.	Goldman Sachs	USD	120	06/30/16	6
Regeneron Pharmaceuticals, Inc.	Goldman Sachs	USD	608	06/30/16	(41)
Renault SA	Morgan Stanley	USD	183	06/28/17	29
Restaurant Brands International Inc.	Goldman Sachs	USD	519	06/30/16	(58)
Reynolds American, Inc.	Goldman Sachs	USD	291	06/30/16	(35)
Rheinmetall Aktiengesellschaft	Morgan Stanley	USD	23	06/28/17	(1)
Rice Energy, Inc.	Goldman Sachs	USD	232	06/30/16	33
Ricoh Co., Ltd.	Goldman Sachs	USD	86,678	06/30/16	26
Rinnai Corp.	Goldman Sachs	USD	7,932	06/30/16	7
Rockwell Collins, Inc.	Goldman Sachs	USD	73	06/30/16	8
Rogers Communications, Inc.	Morgan Stanley	USD	402	06/29/17	(16)
Rolls-Royce Holdings PLC	Morgan Stanley	USD	139	06/28/17	25
Roper Technologies, Inc.	Goldman Sachs	USD	227	06/30/16	11
Rotork PLC	Morgan Stanley	USD	21	06/28/17	3
Royal Caribbean Cruises, Ltd.	Goldman Sachs	USD	142	06/30/16	(17)
Royal Dutch Shell PLC	Morgan Stanley	USD	28	06/28/17	—
RPM International, Inc.	Goldman Sachs	USD	55	06/30/16	4
RSA Insurance Group PLC	Morgan Stanley	USD	88	06/28/17	(35)
RWE Aktiengesellschaft	Morgan Stanley	USD	10	06/28/17	1
Ryder System, Inc.	Goldman Sachs	USD	85	06/30/16	(2)
salesforce.com, Inc.	Goldman Sachs	USD	229	06/30/16	(2)
Samsonite International SA	Morgan Stanley	USD	1,193	06/29/17	11
Sands China, Ltd.	Morgan Stanley	USD	466	06/29/17	(14)
SBA Communications Corp.	Goldman Sachs	USD	574	06/30/16	(12)
Schibsted ASA	Morgan Stanley	USD	2,280	06/28/17	(42)
Schlumberger, Ltd.	Goldman Sachs	USD	179	06/30/16	7
Schneider Electric SE	Morgan Stanley	USD	115	06/28/17	4
Sealed Air Corp.	Goldman Sachs	USD	428	06/30/16	(5)
Seattle Genetics, Inc.	Goldman Sachs	USD	151	06/30/16	(2)
SEEK, Ltd.	Morgan Stanley	USD	1,983	06/29/17	(127)
SEIBU Holdings, Inc.	Goldman Sachs	USD	56,493	06/30/16	20
Sempra Energy	Goldman Sachs	USD	101	06/30/16	(2)
Sensata Technologies Holding NV	Goldman Sachs	USD	880	06/30/16	45
Serco Group PLC	Morgan Stanley	USD	53	06/28/17	(6)
ServiceNow, Inc.	Goldman Sachs	USD	227	06/30/16	(11)
SGS SA	Morgan Stanley	USD	61	06/28/17	(6)
Shiseido Co., Ltd.	Goldman Sachs	USD	30,601	06/30/16	(19)
Siemens Aktiengesellschaft	Morgan Stanley	USD	239	06/28/17	(6)
Signature Bank	Goldman Sachs	USD	159	06/30/16	3
Signature Metals, Ltd.	Morgan Stanley	USD	130	06/28/17	(16)
Signet Jewelers, Ltd.	Goldman Sachs	USD	229	06/30/16	17
Silver Wheaton Corp.	Morgan Stanley	USD	222	06/29/17	24
Sirius XM Holdings, Inc.	Goldman Sachs	USD	177	06/30/16	(6)
Sirona Dental Systems, Inc.	Goldman Sachs	USD	30	06/30/16	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 309

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
SJM Holdings, Ltd.	Morgan Stanley	USD	460	06/29/17	(1)
SNC-Lavalin Group, Inc.	Morgan Stanley	USD	24	06/29/17	—
SoftBank Group Corp.	Goldman Sachs	USD	56,336	06/30/16	33
SolarCity Corp.	Goldman Sachs	USD	183	06/30/16	(7)
Solera Holdings, Inc.	Goldman Sachs	USD	30	06/30/16	6
Sotheby's	Goldman Sachs	USD	303	06/30/16	32
Southwestern Energy Co.	Goldman Sachs	USD	125	06/30/16	19
Spectra Energy Corp.	Goldman Sachs	USD	457	06/30/16	34
Spectrum Brands Holdings, Inc.	Goldman Sachs	USD	285	06/30/16	(6)
Spirit Airlines, Inc.	Goldman Sachs	USD	364	06/30/16	17
Splunk, Inc.	Goldman Sachs	USD	250	06/30/16	2
Sports Direct International PLC	Morgan Stanley	USD	9	06/28/17	(1)
Sprint Corp.	Goldman Sachs	USD	648	06/30/16	122
Sprouts Farmers Market, Inc.	Goldman Sachs	USD	777	06/30/16	93
St. James's Place PLC	Morgan Stanley	USD	12	06/28/17	—
Standard Life PLC	Morgan Stanley	USD	104	06/28/17	7
Stanley Electric Co., Ltd.	Goldman Sachs	USD	1,833	06/30/16	—
Starbucks Corp.	Goldman Sachs	USD	164	06/30/16	(10)
Stericycle, Inc.	Goldman Sachs	USD	721	06/30/16	(29)
Suez Environnement Co. SA	Morgan Stanley	USD	71	06/28/17	1
Sulzer AG	Morgan Stanley	USD	106	06/28/17	(1)
Sumco Corp.	Goldman Sachs	USD	69,135	06/30/16	125
SunEdison, Inc.	Goldman Sachs	USD	343	08/04/16	—
SunPower Corp.	Goldman Sachs	USD	18	06/30/16	2
Suntory Beverage & Food, Ltd.	Goldman Sachs	USD	23,779	06/30/16	(11)
SVB Financial Group	Goldman Sachs	USD	82	06/30/16	2
Swire Pacific, Ltd.	Morgan Stanley	USD	926	06/29/17	(2)
Swire Properties, Ltd.	Morgan Stanley	USD	369	06/29/17	—
Synovus Financial Corp.	Goldman Sachs	USD	79	06/30/16	(1)
Sysmex Corp.	Goldman Sachs	USD	6,008	06/30/16	(3)
Targa Resources Corp.	Goldman Sachs	USD	509	06/30/16	13
Technip SA	Morgan Stanley	USD	17	06/28/17	2
Techtronic Industries Co., Ltd.	Morgan Stanley	USD	1,278	06/29/17	(8)
Teck Resources, Ltd.	Morgan Stanley	USD	129	06/29/17	19
Teekay Corp.	Goldman Sachs	USD	258	06/30/16	47
Telecom Italia SpA	Morgan Stanley	USD	19	06/28/17	—
Telefonica Deutschland Holding AG	Morgan Stanley	USD	9	06/28/17	—
Tempur Sealy International, Inc.	Goldman Sachs	USD	97	06/30/16	(13)
Tenaris SA	Morgan Stanley	USD	266	06/28/17	14
Tenet Healthcare Corp.	Goldman Sachs	USD	365	06/30/16	8
Terumo Corp.	Goldman Sachs	USD	36,820	06/30/16	(21)
Tesco PLC	Morgan Stanley	USD	296	06/28/17	19
Tesla Motors, Inc.	Goldman Sachs	USD	749	06/30/16	(5)
The ADT Corp.	Goldman Sachs	USD	224	06/30/16	(3)
The Charles Schwab Corp.	Goldman Sachs	USD	1,130	06/30/16	(50)
The Chugoku Electric Power Co., Inc.	Goldman Sachs	USD	12,688	06/30/16	(4)
The Cooper Companies, Inc.	Goldman Sachs	USD	287	06/30/16	—
The Hain Celestial Group, Inc.	Goldman Sachs	USD	308	06/30/16	(5)
The Hong Kong and China Gas Co., Ltd.	Morgan Stanley	USD	3,550	06/29/17	5
The Howard Hughes Corp.	Goldman Sachs	USD	149	06/30/16	10
The J. M. Smucker Co.	Goldman Sachs	USD	252	06/30/16	(2)
The Kansai Electric Power Co., Inc.	Goldman Sachs	USD	9,809	06/30/16	(19)
The Priceline Group, Inc.	Goldman Sachs	USD	89	06/30/16	(8)
The Royal Bank of Scotland Group PLC	Morgan Stanley	USD	8	06/28/17	1
The Southern Co.	Goldman Sachs	USD	146	06/30/16	(10)
The Swatch Group AG	Morgan Stanley	USD	378	06/28/17	(40)
The Ultimate Software Group, Inc.	Goldman Sachs	USD	313	06/30/16	(31)
The Walt Disney Co.	Goldman Sachs	USD	69	06/30/16	(3)
The Weir Group PLC	Morgan Stanley	USD	139	06/28/17	25
The Wendy's Co.	Goldman Sachs	USD	56	06/30/16	6
The WhiteWave Foods Co.	Goldman Sachs	USD	37	06/30/16	(1)
ThyssenKrupp AG	Morgan Stanley	USD	17	06/28/17	1
Tiffany & Co.	Goldman Sachs	USD	87	06/30/16	(1)
T-Mobile US, Inc.	Goldman Sachs	USD	308	06/30/16	(12)
Toshiba Corp.	Goldman Sachs	USD	41,341	06/30/16	33
TOTO, Ltd.	Goldman Sachs	USD	27,480	06/30/16	26
Tourmaline Oil Corp.	Morgan Stanley	USD	31	06/29/17	2
Toyota Industries Corp.	Goldman Sachs	USD	32,376	06/30/16	12
TransCanada Corp.	Morgan Stanley	USD	230	06/29/17	4
TransDigm Group, Inc.	Goldman Sachs	USD	631	06/30/16	7

See accompanying notes which are an integral part of this quarterly report.

310 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
TreeHouse Foods, Inc.	Goldman Sachs	USD	339	06/30/16	(21)
Trimble Navigation, Ltd.	Goldman Sachs	USD	44	06/30/16	1
TripAdvisor, Inc	Goldman Sachs	USD	166	06/30/16	17
Tryg A/S	Morgan Stanley	USD	153	06/28/17	1
Twitter, Inc.	Goldman Sachs	USD	348	06/30/16	39
UBS Group AG	Morgan Stanley	USD	187	06/28/17	(18)
UCB SA	Morgan Stanley	USD	43	06/28/17	(3)
Ulta Salon, Cosmetics & Fragrance, Inc.	Goldman Sachs	USD	27	06/30/16	(1)
Under Armour, Inc.	Goldman Sachs	USD	434	06/30/16	(69)
Unicharm Corp.	Goldman Sachs	USD	62,129	06/30/16	(6)
United Natural Foods, Inc.	Goldman Sachs	USD	167	06/30/16	48
United Rentals, Inc.	Goldman Sachs	USD	336	06/30/16	85
Urban Outfitters, Inc.	Goldman Sachs	USD	55	06/30/16	5
USG Corp.	Goldman Sachs	USD	617	06/30/16	(61)
Valeant Pharmaceuticals International, Inc.	Morgan Stanley	USD	524	06/29/17	(42)
Vallourec SA	Morgan Stanley	USD	106	06/28/17	23
Vantiv, Inc.	Goldman Sachs	USD	78	06/30/16	(11)
VeriFone Systems, Inc.	Goldman Sachs	USD	149	06/30/16	13
Verizon Communications Inc.	Goldman Sachs	USD	124	06/30/16	2
Vermilion Energy, Inc.	Morgan Stanley	USD	101	06/29/17	15
Vertex Pharmaceuticals, Inc.	Goldman Sachs	USD	332	06/30/16	(17)
Viavi Solutions, Inc.	Goldman Sachs	USD	249	06/30/16	20
Visa, Inc.	Goldman Sachs	USD	476	06/30/16	(46)
Visteon Corp.	Goldman Sachs	USD	156	08/04/16	—
VMware, Inc.	Goldman Sachs	USD	26	06/30/16	—
Vulcan Materials Co.	Goldman Sachs	USD	117	06/30/16	(6)
W. R. Grace & Co.	Goldman Sachs	USD	188	06/30/16	3
WABCO Holdings, Inc.	Goldman Sachs	USD	12	06/30/16	—
Walgreens Boots Alliance, Inc.	Goldman Sachs	USD	249	06/30/16	(29)
Waste Connections, Inc.	Goldman Sachs	USD	71	06/30/16	(3)
Weatherford International PLC	Goldman Sachs	USD	32	08/04/16	—
WEC Energy Group, Inc.	Goldman Sachs	USD	72	06/30/16	(5)
WellCare Health Plans, Inc.	Goldman Sachs	USD	480	06/30/16	41
Westpac Banking Corp.	Morgan Stanley	USD	265	06/29/17	(12)
WEX, Inc.	Goldman Sachs	USD	54	06/30/16	7
Whiting Petroleum Corp.	Goldman Sachs	USD	22	06/30/16	5
Willis Group Holdings PLC	Goldman Sachs	USD	38	06/30/16	—
Wirecard AG	Morgan Stanley	USD	149	06/28/17	(4)
Woolworths, Ltd.	Morgan Stanley	USD	98	06/29/17	(3)
Workday, Inc.	Goldman Sachs	USD	198	06/30/16	(15)
Wynn Macau, Ltd.	Morgan Stanley	USD	1,549	06/29/17	(34)
Wynn Resorts, Ltd.	Goldman Sachs	USD	317	06/30/16	(20)
Yahoo Japan Corp.	Goldman Sachs	USD	34,494	06/30/16	(18)
Yakult Honsha Co., Ltd.	Goldman Sachs	USD	64,462	06/30/16	(58)
Yamana Gold, Inc.	Morgan Stanley	USD	27	06/29/17	—
Yamato Holdings Co., Ltd.	Goldman Sachs	USD	11,113	06/30/16	(12)
YASKAWA Electric Corp.	Goldman Sachs	USD	25,667	06/30/16	20
Yelp, Inc.	Goldman Sachs	USD	54	06/30/16	22
Yokogawa Electric Corp.	Goldman Sachs	USD	22,089	06/30/16	24
Zebra Technologies Corp.	Goldman Sachs	USD	216	06/30/16	10
Zillow Group, Inc.	Goldman Sachs	USD	26	06/30/16	2
Zions BanCorp.	Goldman Sachs	USD	257	06/30/16	10
Zodiac Aerospace	Morgan Stanley	USD	464	06/28/17	69
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					1,228

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees range from
(9.97)% to 2.45%.

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	NOK	125,000	Six Month NIBOR	2.035%	01/14/17	(188)
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate	12/18/23	100

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 311

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays			Date	$
Citigroup	CAD	100	Canadian Dealer Offer Rate	3.500%				06/20/44	(16)
Credit Suisse	MXN	11,400	5.270%	Mexico Interbank 28 Day Deposit Rate				02/05/20	1
Credit Suisse	MXN	7,500	5.670%	Mexico Interbank 28 Day Deposit Rate				06/01/20	7
Credit Suisse	MXN	5,000	5.615%	Mexico Interbank 28 Day Deposit Rate				06/02/20	4
Credit Suisse	MXN	7,200	5.535%	Mexico Interbank 28 Day Deposit Rate				06/11/20	4
Credit Suisse	MXN	8,100	5.610%	Mexico Interbank 28 Day Deposit Rate				07/07/21	(1)
Credit Suisse	MXN	5,200	5.430%	Mexico Interbank 28 Day Deposit Rate				11/17/21	(5)
Credit Suisse	USD	1,600	Three Month LIBOR	2.150%				04/30/22	(14)
Credit Suisse	USD	4,800	Three Month LIBOR	2.150%				05/31/22	(40)
Credit Suisse	USD	800	Three Month LIBOR	2.000%				06/19/23	6
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%				09/18/23	(14)
Credit Suisse	USD	1,800	Three Month LIBOR	2.750%				06/17/25	(77)
Credit Suisse	GBP	300	Six Month LIBOR	2.577%				07/23/25	(3)
Credit Suisse	GBP	300	Six Month LIBOR	2.588%				07/23/25	(3)
Credit Suisse	GBP	400	Six Month LIBOR	2.575%				07/23/25	(4)
Credit Suisse	GBP	400	Six Month LIBOR	2.578%				07/23/25	(4)
Credit Suisse	GBP	200	Six Month LIBOR	2.498%				07/24/25	(1)
Credit Suisse	GBP	300	Six Month LIBOR	2.469%				07/24/25	—
Credit Suisse	GBP	1,400	Six Month LIBOR	2.520%				07/24/25	(7)
Credit Suisse	EUR	400	1.730%	Six Month EURIBOR				07/27/25	3
Credit Suisse	EUR	400	1.732%	Six Month EURIBOR				07/27/25	3
Credit Suisse	GBP	600	Six Month LIBOR	2.454%				07/27/25	—
Credit Suisse	EUR	1,200	1.725%	Six Month EURIBOR				07/27/25	8
Credit Suisse	EUR	200	1.663%	Six Month EURIBOR				07/28/25	1
Credit Suisse	EUR	400	1.650%	Six Month EURIBOR				07/28/25	1
Credit Suisse	EUR	600	1.670%	Six Month EURIBOR				07/28/25	2
Credit Suisse	EUR	1,100	1.676%	Six Month EURIBOR				07/28/25	4
Credit Suisse	GBP	300	Six Month LIBOR	2.509%				07/29/25	(1)
Credit Suisse	EUR	400	1.623%	Six Month EURIBOR				07/29/25	—
Credit Suisse	EUR	400	1.636%	Six Month EURIBOR				07/29/25	1
Credit Suisse	EUR	400	1.677%	Six Month EURIBOR				07/31/25	1
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%				06/19/28	(245)
Credit Suisse	GBP	400	Six Month LIBOR	3.750%				09/18/43	(91)
JPMorgan Chase	NZD	73,300	3.778%	Three Month BBR				09/03/15	12
JPMorgan Chase	NZD	208,000	3.710%	NZD-BBR-FRA				04/21/16	805
JPMorgan Chase	MXN	914,000	5.400%	Mexico Interbank 28 Day Deposit Rate				10/11/17	241
JPMorgan Chase	INR	458,000	6.903%	Six Month MIBOR				01/09/20	(26)
JPMorgan Chase	INR 1,430,000		6.425%	Six Month MIBOR				01/20/20	(482)
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate				01/10/24	76
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	80,000	Deposit Rate	6.130%				05/27/24	15
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%				09/18/43	(115)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $31 (å)									(42)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
				Implied			Fund (Pays)/
				Credit			Receives	Termination	Fair Value
Reference Entity			Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
21st Century Fox America, Inc.		JPMorgan Chase		0.349%	USD	1,000	1.000%	03/20/20	29
21st Century Fox America, Inc.		JPMorgan Chase		0.375%	USD	1,000	(1.000%)	06/20/20	(30)
21st Century Fox America, Inc.		JPMorgan Chase		0.375%	USD	1,000	1.000%	06/20/20	30
ACCOR		JPMorgan Chase		0.609%	EUR	500	1.000%	12/20/19	9
ACCOR		JPMorgan Chase		0.671%	EUR	1,000	1.000%	12/20/19	18
ACCOR		JPMorgan Chase		0.706%	EUR	1,000	1.000%	06/20/20	16
Airbus Group		JPMorgan Chase		0.525%	EUR	500	(1.000%)	06/20/20	(13)

See accompanying notes which are an integral part of this quarterly report.

312 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Aktiebolaget Electrolux	JPMorgan Chase	0.505%	EUR	1,000	(1.000%)	06/20/20	(26)
Aktiebolaget Electrolux	JPMorgan Chase	0.505%	EUR	500	1.000%	06/20/20	13
Aktiebolaget Volvo	JPMorgan Chase	0.838%	EUR	500	(1.000%)	06/20/20	(4)
Aktiebolaget Volvo	JPMorgan Chase	0.881%	EUR	1,000	(1.000%)	09/20/20	(7)
Altria Group, Inc.	JPMorgan Chase	0.372%	USD	500	(1.000%)	06/20/20	(15)
Altria Group, Inc.	JPMorgan Chase	0.372%	USD	1,000	(1.000%)	06/20/20	(30)
Altria Group, Inc.	JPMorgan Chase	0.372%	USD	1,000	(1.000%)	06/20/20	(30)
Altria Group, Inc.	JPMorgan Chase	0.372%	USD	2,500	1.000%	06/20/20	75
American Electric Power Co. Inc.	JPMorgan Chase	0.222%	USD	1,000	(1.000%)	12/20/19	(32)
American Electric Power Co. Inc.	JPMorgan Chase	0.285%	USD	1,000	(1.000%)	06/20/20	(34)
Amkor Technology, Inc.	JPMorgan Chase	2.944%	USD	1,000	(5.000%)	12/20/19	(45)
Amkor Technology, Inc.	JPMorgan Chase	3.313%	USD	500	(5.000%)	06/20/20	(12)
Anadarko Petroleum Corp.	JPMorgan Chase	1.019%	USD	3,000	1.000%	06/20/20	(3)
Anglo American PLC	JPMorgan Chase	2.382%	EUR	1,000	(1.000%)	06/20/20	70
Anglo American PLC	JPMorgan Chase	2.382%	EUR	1,000	(1.000%)	06/20/20	70
Anheuser-Busch InBev	JPMorgan Chase	0.497%	EUR	1,000	1.000%	03/20/20	25
Anheuser-Busch InBev	JPMorgan Chase	0.587%	EUR	1,000	1.000%	09/20/20	23
Anheuser-Busch InBev	JPMorgan Chase	0.620%	EUR	500	1.000%	12/20/20	11
ArcelorMittal	JPMorgan Chase	2.682%	EUR	1,000	1.000%	03/20/20	(100)
ArcelorMittal	JPMorgan Chase	3.061%	EUR	500	1.000%	06/20/20	(51)
Arrow Electonics, Inc.	JPMorgan Chase	0.772%	USD	1,000	(1.000%)	09/20/20	(11)
Arrow Electonics, Inc.	JPMorgan Chase	0.772%	USD	1,000	(1.000%)	09/20/20	(11)
ArvinMeritor	JPMorgan Chase	2.919%	USD	1,000	5.000%	06/20/20	107
AT&T, Inc.	JPMorgan Chase	0.622%	USD	1,000	1.000%	03/20/20	13
Avnet, Inc.	JPMorgan Chase	0.752%	USD	1,000	(1.000%)	03/20/20	(12)
Avnet, Inc.	JPMorgan Chase	0.775%	USD	1,500	(1.000%)	06/20/20	(16)
Avon Products, Inc.	JPMorgan Chase	5.428%	USD	500	(5.000%)	06/20/20	36
Avon Products, Inc.	JPMorgan Chase	5.428%	USD	500	(5.000%)	06/20/20	36
BAE Systems PLC	JPMorgan Chase	0.551%	EUR	1,000	1.000%	06/20/20	24
BAE Systems PLC	JPMorgan Chase	0.433%	EUR	500	1.000%	03/20/20	12
BAE Systems PLC	JPMorgan Chase	0.433%	EUR	1,000	1.000%	03/20/20	24
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	1,000	(1.000%)	12/20/19	62
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	1,000	(1.000%)	12/20/19	62
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	2,000	1.000%	12/20/19	(123)
Barrick Gold Corp.	JPMorgan Chase	1.407%	USD	1,500	(1.000%)	03/20/20	109
Barrick Gold Corp.	JPMorgan Chase	2.912%	USD	1,000	(1.000%)	06/20/20	85
BASF SE	JPMorgan Chase	0.261%	EUR	1,000	1.000%	12/20/19	33
BASF SE	JPMorgan Chase	0.261%	EUR	2,000	(1.000%)	12/20/19	(66)
BASF SE	JPMorgan Chase	0.351%	EUR	1,000	(1.000%)	06/20/20	(35)
Bayer AG	JPMorgan Chase	0.266%	EUR	3,000	(1.000%)	12/20/19	(99)
Bayer AG	JPMorgan Chase	0.266%	EUR	2,000	1.000%	12/20/19	66
Berkshire Hathaway, Inc.	JPMorgan Chase	0.568%	USD	1,000	1.000%	03/20/20	21
Berkshire Hathaway, Inc.	JPMorgan Chase	0.569%	USD	1,000	1.000%	09/20/20	21
Best Buy Co., Inc.	JPMorgan Chase	2.148%	USD	1,000	(5.000%)	03/20/20	(131)
Best Buy Co., Inc.	JPMorgan Chase	2.322%	USD	1,000	(5.000%)	09/20/20	(127)
BHP Billiton	JPMorgan Chase	0.716%	USD	1,000	(1.000%)	06/20/20	(8)
BHP Billiton	JPMorgan Chase	0.870%	USD	1,500	(1.000%)	06/20/20	(9)
BMW	JPMorgan Chase	0.444%	EUR	1,000	(1.000%)	06/20/20	(26)
Bombardier	JPMorgan Chase	7.634%	USD	500	(5.000%)	09/20/20	52
Boston Scientific Corp.	JPMorgan Chase	0.474%	USD	1,000	1.000%	06/20/20	23
Boston Scientific Corp.	JPMorgan Chase	0.510%	USD	500	1.000%	06/20/20	12
Boston Scientific Corp.	JPMorgan Chase	0.510%	USD	1,500	1.000%	06/20/20	35
Bouygues	JPMorgan Chase	0.424%	EUR	3,000	(1.000%)	12/20/19	(68)
Bouygues	JPMorgan Chase	0.424%	EUR	2,000	1.000%	12/20/19	45
Bouygues	JPMorgan Chase	0.613%	EUR	500	(1.000%)	09/20/20	(11)
British American Tobacco PLC	JPMorgan Chase	0.424%	EUR	2,000	1.000%	09/20/20	65
British Telecommunications PLC	JPMorgan Chase	0.637%	EUR	2,000	1.000%	06/20/20	39

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 313

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
British Telecommunications PLC	JPMorgan Chase	0.637%	EUR	2,000	(1.000%)	06/20/20	(39)
Brunswick	JPMorgan Chase	0.899%	USD	1,000	1.000%	12/20/19	8
Brunswick	JPMorgan Chase	0.910%	USD	1,000	1.000%	06/20/20	4
Cable and Wireless Limited	JPMorgan Chase	2.448%	EUR	1,000	(5.000%)	09/20/20	(135)
Cable and Wireless Limited	JPMorgan Chase	2.448%	EUR	1,000	(5.000%)	09/20/20	(135)
Campbell Soup Co.	JPMorgan Chase	0.376%	USD	1,000	1.000%	12/20/19	24
Campbell Soup Co.	JPMorgan Chase	0.402%	USD	1,000	1.000%	03/20/20	24
Campbell Soup Co.	JPMorgan Chase	0.538%	USD	500	1.000%	09/20/20	11
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	1,000	(1.000%)	12/20/19	(35)
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	3,000	(1.000%)	12/20/19	(105)
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	2,000	1.000%	12/20/19	70
Carlsberg Breweries A/S	JPMorgan Chase	0.782%	EUR	2,000	(1.000%)	06/20/20	(23)
Carnival Corp.	JPMorgan Chase	0.454%	USD	2,000	1.000%	03/20/20	53
Carrefour	JPMorgan Chase	0.480%	EUR	1,000	(1.000%)	06/20/20	(23)
Carrefour	JPMorgan Chase	0.578%	EUR	1,000	(1.000%)	09/20/20	(24)
CBS Corp.	JPMorgan Chase	0.668%	USD	2,000	(1.000%)	09/20/20	(33)
Centrica PLC	JPMorgan Chase	0.635%	EUR	1,000	(1.000%)	06/20/20	(19)
Centrica PLC	JPMorgan Chase	0.652%	EUR	1,000	(1.000%)	12/20/19	(21)
Centrica PLC	JPMorgan Chase	0.702%	EUR	500	(1.000%)	06/20/20	(10)
CenturyLink, Inc.	JPMorgan Chase	1.972%	USD	1,000	1.000%	03/20/20	(70)
CenturyLink, Inc.	JPMorgan Chase	2.810%	USD	1,000	1.000%	06/20/20	(81)
C-Health	JPMorgan Chase	0.242%	USD	1,000	1.000%	09/20/19	31
C-Health	JPMorgan Chase	0.298%	USD	1,500	1.000%	06/20/20	50
C-Health	JPMorgan Chase	0.298%	USD	1,500	(1.000%)	06/20/20	(50)
CNH Industrial N.V.	JPMorgan Chase	1.781%	EUR	500	5.000%	06/20/20	79
CNH Industrial N.V.	JPMorgan Chase	1.923%	EUR	500	5.000%	06/20/20	79
CNH Industrial N.V.	JPMorgan Chase	1.923%	EUR	1,000	5.000%	06/20/20	158
Compass Group PLC	JPMorgan Chase	0.253%	EUR	1,000	(1.000%)	06/20/20	(36)
Compass Group PLC	JPMorgan Chase	0.333%	EUR	1,000	(1.000%)	06/20/20	(36)
ConAgra Foods, Inc.	JPMorgan Chase	0.579%	USD	1,000	1.000%	03/20/20	14
ConAgra Foods, Inc.	JPMorgan Chase	0.579%	USD	1,000	1.000%	03/20/20	13
ConAgra Foods, Inc.	JPMorgan Chase	0.797%	USD	1,000	1.000%	09/20/20	10
ConocoPhillips	JPMorgan Chase	0.595%	USD	500	(1.000%)	06/20/20	(10)
ConocoPhillips	JPMorgan Chase	0.623%	USD	2,000	(1.000%)	09/20/20	(37)
Constellation Brands, Inc.	JPMorgan Chase	0.879%	USD	500	5.000%	06/20/20	97
Constellation Brands, Inc.	JPMorgan Chase	0.927%	USD	1,000	5.000%	09/20/20	200
Constellation Energy	JPMorgan Chase	0.971%	USD	500	5.000%	06/20/20	97
Cooper Tire & Rubber Co.	JPMorgan Chase	1.790%	USD	500	5.000%	03/20/20	67
Cooper Tire & Rubber Co.	JPMorgan Chase	2.147%	USD	500	5.000%	09/20/20	68
Cooper Tire & Rubber Co.	JPMorgan Chase	2.147%	USD	1,000	5.000%	09/20/20	136
CSC Holdings LLC	JPMorgan Chase	2.132%	USD	1,000	5.000%	03/20/20	92
CSC Holdings LLC	JPMorgan Chase	2.937%	USD	500	5.000%	09/20/20	48
CSX Corp.	JPMorgan Chase	0.318%	USD	2,000	(1.000%)	09/20/20	(68)
Daimler AG	JPMorgan Chase	0.501%	EUR	500	(1.000%)	09/20/20	(14)
DaimlerChrysler NA Holdings	JPMorgan Chase	0.361%	EUR	3,000	(1.000%)	12/20/19	(83)
DaimlerChrysler NA Holdings	JPMorgan Chase	0.361%	EUR	2,000	1.000%	12/20/19	52
Danone	JPMorgan Chase	0.454%	EUR	500	1.000%	06/20/20	14
Danone	JPMorgan Chase	0.491%	EUR	1,000	1.000%	06/20/20	27
Danone	JPMorgan Chase	0.507%	EUR	1,000	1.000%	09/20/20	28
Darden Restaurants, Inc.	JPMorgan Chase	0.771%	USD	1,000	1.000%	06/20/20	11
Darden Restaurants, Inc.	JPMorgan Chase	0.861%	USD	1,000	1.000%	03/20/20	13
Darden Restaurants, Inc.	JPMorgan Chase	0.918%	USD	1,000	1.000%	06/20/20	11
Dean Foods Co.	JPMorgan Chase	2.334%	USD	1,000	(5.000%)	09/20/20	(126)
Dean Foods Co.	JPMorgan Chase	2.334%	USD	1,000	(5.000%)	09/20/20	(126)
Deere & Co.	JPMorgan Chase	0.294%	USD	1,000	1.000%	03/20/20	31
Deere & Co.	JPMorgan Chase	0.294%	USD	1,000	1.000%	03/20/20	31
Deere & Co.	JPMorgan Chase	0.315%	USD	2,000	(1.000%)	03/20/20	(62)

See accompanying notes which are an integral part of this quarterly report.

314 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.130%	EUR	1,000	1.000%	06/20/20	(7)
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.176%	EUR	500	1.000%	09/20/20	(5)
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.311%	EUR	1,000	1.000%	06/20/20	(7)
Deutsche Telekom AG	JPMorgan Chase	0.373%	EUR	1,000	(1.000%)	06/20/20	(27)
Diageo PLC	JPMorgan Chase	0.482%	EUR	1,000	1.000%	06/20/20	28
Diageo PLC	JPMorgan Chase	0.500%	EUR	1,000	1.000%	09/20/20	28
Dish DBS Corp.	JPMorgan Chase	2.241%	USD	500	5.000%	06/20/20	62
Dish DBS Corp.	JPMorgan Chase	2.531%	USD	1,000	5.000%	03/20/20	116
Dominion Resources Inc.	JPMorgan Chase	0.424%	USD	1,000	1.000%	06/20/20	27
Dominion Resources Inc.	JPMorgan Chase	0.424%	USD	1,000	(1.000%)	06/20/20	(27)
Dominion Resources Inc.	JPMorgan Chase	0.451%	USD	1,000	(1.000%)	09/20/20	(27)
Dominion Resources Inc.	JPMorgan Chase	0.451%	USD	1,000	1.000%	09/20/20	27
Domtar Corp.	JPMorgan Chase	1.411%	USD	1,000	(1.000%)	09/20/20	20
Domtar Corp.	JPMorgan Chase	1.411%	USD	1,000	(1.000%)	09/20/20	20
Domtar Corp.	JPMorgan Chase	1.411%	USD	1,000	(1.000%)	09/20/20	20
Dow Chemical Co.	JPMorgan Chase	0.727%	USD	500	1.000%	06/20/20	6
Dow Chemical Co.	JPMorgan Chase	0.727%	USD	1,000	1.000%	06/20/20	13
Dow Chemical Co.	JPMorgan Chase	0.727%	USD	1,500	1.000%	06/20/20	19
E. ON AG	JPMorgan Chase	0.595%	EUR	1,000	(1.000%)	06/20/20	(19)
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.518%	USD	2,000	(1.000%)	09/20/20	(48)
E.ON SE	JPMorgan Chase	0.694%	EUR	500	(1.000%)	09/20/20	(9)
Eastman Chemical Co.	JPMorgan Chase	0.710%	USD	500	(1.000%)	06/20/20	(7)
Eastman Chemical Co.	JPMorgan Chase	0.710%	USD	500	(1.000%)	06/20/20	(7)
Eastman Chemical Co.	JPMorgan Chase	0.710%	USD	500	(1.000%)	06/20/20	(7)
Eastman Chemical Co.	JPMorgan Chase	0.755%	USD	1,000	(1.000%)	06/20/20	(14)
Electrolux	JPMorgan Chase	0.511%	EUR	1,500	(1.000%)	06/20/20	(40)
Enbridge, Inc.	JPMorgan Chase	1.398%	USD	500	1.000%	06/20/20	(19)
Enbridge, Inc.	JPMorgan Chase	1.398%	USD	1,000	1.000%	06/20/20	(38)
Enbridge, Inc.	JPMorgan Chase	1.828%	USD	1,500	1.000%	06/20/20	(56)
ERP Operating LP	JPMorgan Chase	0.467%	USD	1,000	(1.000%)	06/20/20	(25)
ERP Operating LP	JPMorgan Chase	0.399%	USD	3,000	(1.000%)	12/20/19	(78)
ERP Operating LP	JPMorgan Chase	0.399%	USD	2,500	1.000%	12/20/19	63
ERP Operating LP	JPMorgan Chase	0.399%	USD	1,000	(1.000%)	12/20/19	(26)
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.534%	EUR	1,000	(1.000%)	06/20/20	(25)
Exelon Corp.	JPMorgan Chase	0.451%	USD	1,000	(1.000%)	06/20/20	(26)
Exelon Corp.	JPMorgan Chase	0.458%	USD	1,000	(1.000%)	03/20/20	(25)
Experian Finance PLC	JPMorgan Chase	0.415%	EUR	1,000	1.000%	03/20/20	28
Experian Finance PLC	JPMorgan Chase	0.441%	EUR	1,000	1.000%	06/20/20	30
FirstEnergy Corp.	JPMorgan Chase	0.936%	USD	1,000	(1.000%)	06/20/20	(2)
FirstEnergy Corp.	JPMorgan Chase	0.957%	USD	1,500	(1.000%)	06/20/20	(3)
FirstEnergy Corp.	JPMorgan Chase	0.957%	USD	500	(1.000%)	06/20/20	(1)
Ford Motor Co.	JPMorgan Chase	0.879%	USD	1,500	5.000%	03/20/20	274
Ford Motor Co.	JPMorgan Chase	0.968%	USD	1,000	5.000%	06/20/20	189
Freeport-McMoRan Co.	JPMorgan Chase	4.263%	USD	500	1.000%	06/20/20	(69)
Freeport-McMoRan Co.	JPMorgan Chase	4.263%	USD	1,500	1.000%	06/20/20	(208)
Freeport-McMoRan Co.	JPMorgan Chase	4.263%	USD	1,000	(1.000%)	06/20/20	139
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	2.457%	USD	1,000	(1.000%)	06/20/20	139
Gas Natural SDG SA	JPMorgan Chase	0.704%	EUR	1,000	1.000%	06/20/20	16
Gas Natural SDG SA	JPMorgan Chase	0.704%	EUR	1,500	1.000%	06/20/20	24
General Motors Co.	JPMorgan Chase	1.276%	USD	1,000	5.000%	06/20/20	163
General Motors Co.	JPMorgan Chase	1.436%	USD	1,000	5.000%	06/20/20	164
General Motors Co.	JPMorgan Chase	1.499%	USD	500	5.000%	09/20/20	84
Goodyear Tire & Rubber Co.	JPMorgan Chase	1.783%	USD	1,000	5.000%	09/20/20	155
Halliburton	JPMorgan Chase	0.578%	USD	2,000	(1.000%)	09/20/20	(42)
Health Care Authority	JPMorgan Chase	1.617%	USD	500	(5.000%)	06/20/20	(78)
Health Care Authority	JPMorgan Chase	1.617%	USD	1,000	(5.000%)	06/20/20	(156)
Health Care Authority	JPMorgan Chase	2.113%	USD	1,000	(5.000%)	06/20/20	(156)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 315

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Hewlett-Packard	JPMorgan Chase	0.797%	USD	1,000	1.000%	12/20/19	4
Hewlett-Packard	JPMorgan Chase	0.797%	USD	1,000	1.000%	12/20/19	4
Hewlett-Packard	JPMorgan Chase	0.797%	USD	3,000	(1.000%)	12/20/19	(13)
Hewlett-Packard	JPMorgan Chase	0.896%	USD	1,000	1.000%	12/20/19	4
Hewlett-Packard	JPMorgan Chase	1.076%	USD	1,500	(1.000%)	06/20/20	5
Hewlett-Packard	JPMorgan Chase	1.076%	USD	1,500	1.000%	06/20/20	(5)
Holcim Ltd	JPMorgan Chase	0.623%	EUR	1,500	1.000%	06/20/20	30
Holcim Ltd	JPMorgan Chase	0.623%	EUR	1,000	1.000%	06/20/20	20
Home Depot	JPMorgan Chase	0.239%	USD	2,000	(1.000%)	06/20/20	(73)
Honeywell International, Inc.	JPMorgan Chase	0.144%	USD	2,000	(1.000%)	12/20/19	(73)
Iberdrola SA	JPMorgan Chase	0.640%	EUR	1,000	1.000%	09/20/19	19
Iberdrola SA	JPMorgan Chase	0.703%	EUR	1,000	1.000%	06/20/20	16
Iberdrola SA	JPMorgan Chase	0.750%	EUR	500	1.000%	06/20/20	8
IBM Corp.	JPMorgan Chase	0.425%	USD	1,000	1.000%	03/20/20	27
IBM Corp.	JPMorgan Chase	0.427%	USD	1,000	1.000%	06/20/20	27
Ingersoll-Rand Co.	JPMorgan Chase	0.271%	USD	1,000	1.000%	12/20/19	31
Ingersoll-Rand Co.	JPMorgan Chase	0.291%	USD	1,000	1.000%	03/20/20	31
Ingersoll-Rand Co.	JPMorgan Chase	0.348%	USD	500	1.000%	09/20/20	16
ITV PLC	JPMorgan Chase	0.842%	EUR	1,000	5.000%	03/20/20	213
ITV PLC	JPMorgan Chase	0.923%	EUR	1,000	5.000%	06/20/20	216
JCPenny Co.	JPMorgan Chase	6.248%	USD	1,000	(5.000%)	06/20/20	50
Johnson Controls, Inc.	JPMorgan Chase	0.407%	USD	2,000	(1.000%)	12/20/19	(42)
Johnson Controls, Inc.	JPMorgan Chase	0.599%	USD	500	(1.000%)	06/20/20	(9)
KB Home	JPMorgan Chase	3.470%	USD	500	5.000%	06/20/20	39
Kering	JPMorgan Chase	0.617%	EUR	500	1.000%	09/20/20	11
Kering	JPMorgan Chase	0.617%	EUR	1,500	1.000%	09/20/20	32
Kohl's Corp.	JPMorgan Chase	0.858%	USD	2,000	(1.000%)	06/20/20	(13)
Koninklijke Ahold NV	JPMorgan Chase	0.355%	EUR	5,000	(1.000%)	12/20/19	(133)
Koninklijke Ahold NV	JPMorgan Chase	0.657%	EUR	1,500	(1.000%)	09/20/20	(29)
Koninklijke KPN NV	JPMorgan Chase	0.418%	EUR	1,000	(1.000%)	06/20/20	(30)
Koninklijke KPN NV	JPMorgan Chase	0.786%	EUR	500	1.000%	09/20/20	6
Koninklijke KPN NV	JPMorgan Chase	0.786%	EUR	2,000	1.000%	09/20/20	24
Koninklijke Philips NV	JPMorgan Chase	0.355%	EUR	4,000	1.000%	12/20/19	110
Koninklijke Philips NV	JPMorgan Chase	0.509%	EUR	500	(1.000%)	09/20/20	(14)
KP Home	JPMorgan Chase	3.419%	USD	500	5.000%	09/20/20	36
Kroger	JPMorgan Chase	0.333%	USD	1,500	(1.000%)	06/20/20	(45)
Kroger	JPMorgan Chase	0.365%	USD	1,000	(1.000%)	06/20/20	(30)
L Brands, Inc.	JPMorgan Chase	1.407%	USD	1,500	1.000%	06/20/20	(28)
L Brands, Inc.	JPMorgan Chase	1.489%	USD	500	1.000%	09/20/20	(12)
Lennar Corp.	JPMorgan Chase	1.716%	USD	1,500	5.000%	06/20/20	226
Lennar Corp.	JPMorgan Chase	1.800%	USD	500	5.000%	09/20/20	77
Limited Brands, Inc.	JPMorgan Chase	1.141%	USD	1,000	1.000%	12/20/19	(9)
Lowe's Companies, Inc.	JPMorgan Chase	0.194%	USD	1,000	(1.000%)	03/20/20	(35)
Lowe's Companies, Inc.	JPMorgan Chase	0.215%	USD	1,000	(1.000%)	06/20/20	(37)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.261%	EUR	1,500	(1.000%)	06/20/20	(52)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.353%	EUR	500	1.000%	06/20/20	17
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.374%	EUR	500	(1.000%)	09/20/20	(18)
Marks and Spencer PLC	JPMorgan Chase	0.836%	EUR	1,500	1.000%	06/20/20	11
Marks and Spencer PLC	JPMorgan Chase	0.860%	EUR	1,000	1.000%	06/20/20	7
McDonald's Corp.	JPMorgan Chase	0.363%	USD	1,000	1.000%	03/20/20	31
McDonald's Corp.	JPMorgan Chase	0.363%	USD	1,000	1.000%	03/20/20	31
McKesson Corp.	JPMorgan Chase	0.268%	USD	2,000	(1.000%)	12/20/20	(76)
Meritor, Inc.	JPMorgan Chase	2.727%	USD	500	5.000%	09/20/20	53
Metro AG	JPMorgan Chase	0.894%	EUR	1,000	(1.000%)	06/20/20	(6)
Metro AG	JPMorgan Chase	0.895%	EUR	500	(1.000%)	06/20/20	(3)
Metsa Board Corp.	JPMorgan Chase	0.922%	EUR	500	(5.000%)	06/20/20	(108)
Metsa Board Corp.	JPMorgan Chase	0.964%	EUR	1,000	(5.000%)	12/20/19	(201)

See accompanying notes which are an integral part of this quarterly report.

316 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Metsa Board Corp.	JPMorgan Chase	0.980%	EUR	1,000	(5.000%)	09/20/20	(223)
Mondelez International, Inc.	JPMorgan Chase	0.331%	USD	1,500	(1.000%)	06/20/20	(47)
Mondelez International, Inc.	JPMorgan Chase	0.338%	USD	500	(1.000%)	06/20/20	(16)
Motorola Solutions, Inc.	JPMorgan Chase	0.889%	USD	1,000	(1.000%)	03/20/20	(5)
Motorola Solutions, Inc.	JPMorgan Chase	0.962%	USD	2,000	1.000%	06/20/20	4
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	2,000	(1.000%)	03/20/20	(10)
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	4,000	1.000%	03/20/20	20
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	1,000	(1.000%)	03/20/20	(5)
Motorola Solutions, Inc.	JPMorgan Chase	1.028%	USD	1,000	1.000%	09/20/20	(1)
Nabors Industries, Inc.	JPMorgan Chase	2.629%	USD	1,000	1.000%	06/20/20	(84)
Nabors Industries, Inc.	JPMorgan Chase	3.022%	USD	500	1.000%	06/20/20	(45)
National Grid PLC	JPMorgan Chase	0.475%	EUR	1,000	(1.000%)	06/20/20	(28)
National Grid PLC	JPMorgan Chase	0.499%	EUR	1,000	(1.000%)	09/20/20	(28)
New York Times Co.	JPMorgan Chase	1.176%	USD	1,500	(1.000%)	06/20/20	12
New York Times Co.	JPMorgan Chase	1.442%	USD	1,500	(1.000%)	06/20/20	10
Newell Rubbermaind, Inc.	JPMorgan Chase	0.416%	USD	500	(1.000%)	03/20/20	(13)
Newell Rubbermaind, Inc.	JPMorgan Chase	0.444%	USD	2,000	1.000%	03/20/20	51
Newell Rubbermaind, Inc.	JPMorgan Chase	0.446%	USD	1,000	1.000%	06/20/20	26
Newmont Mining Corp.	JPMorgan Chase	1.109%	USD	1,000	(1.000%)	06/20/20	52
Newmont Mining Corp.	JPMorgan Chase	2.136%	USD	500	(1.000%)	06/20/20	26
Newmont Mining Corp.	JPMorgan Chase	2.173%	USD	1,000	(1.000%)	06/20/20	53
Newmont Mining Corp.	JPMorgan Chase	2.173%	USD	2,500	1.000%	06/20/20	(133)
News America, Inc.	JPMorgan Chase	0.226%	USD	1,000	(1.000%)	03/20/20	(29)
Next PLC	JPMorgan Chase	0.385%	EUR	1,500	1.000%	03/20/20	45
Next PLC	JPMorgan Chase	0.425%	EUR	1,000	1.000%	06/20/20	31
Nokia OYJ	JPMorgan Chase	1.148%	EUR	500	(5.000%)	06/20/20	(99)
Nokia OYJ	JPMorgan Chase	1.221%	EUR	1,000	(5.000%)	06/20/20	(198)
Nokia OYJ	JPMorgan Chase	1.279%	EUR	1,000	(5.000%)	09/20/20	(204)
Norfolk Southern Corp.	JPMorgan Chase	0.239%	USD	2,000	(1.000%)	06/20/20	(73)
NRG Energy, Inc.	JPMorgan Chase	3.564%	USD	1,000	(5.000%)	09/20/20	(66)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	1,000	(1.000%)	12/20/19	(29)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	3,000	(1.000%)	12/20/19	(87)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	2,500	1.000%	12/20/19	72
Omnicom Group, Inc.	JPMorgan Chase	0.376%	USD	1,000	(1.000%)	06/20/20	(30)
Pearson PLC	JPMorgan Chase	0.392%	EUR	500	(1.000%)	06/20/20	(13)
Pearson PLC	JPMorgan Chase	0.495%	EUR	1,000	(1.000%)	06/20/20	(27)
Pernod Ricard	JPMorgan Chase	0.530%	EUR	500	1.000%	06/20/20	11
Pernod Ricard	JPMorgan Chase	0.598%	EUR	1,500	1.000%	06/20/20	32
Pitney Bowes, Inc.	JPMorgan Chase	1.023%	USD	1,000	1.000%	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	1.025%	USD	1,000	1.000%	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	1.025%	USD	500	1.000%	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	1.096%	USD	500	1.000%	09/20/20	(2)
PolyOne Corp.	JPMorgan Chase	1.667%	USD	1,000	5.000%	12/20/19	148
PostNL NV	JPMorgan Chase	0.576%	EUR	1,000	(1.000%)	06/20/20	(19)
PostNL NV	JPMorgan Chase	0.648%	EUR	500	(1.000%)	06/20/20	(9)
Publicis Groupe	JPMorgan Chase	0.329%	EUR	1,000	(1.000%)	09/20/19	(23)
Publicis Groupe SA	JPMorgan Chase	0.498%	EUR	1,000	1.000%	09/20/19	23
Publicis Groupe SA	JPMorgan Chase	0.609%	EUR	500	(1.000%)	09/20/20	(11)
Publicis Groupe SA	JPMorgan Chase	0.609%	EUR	500	1.000%	09/20/20	11
Publicis Groupe SA	JPMorgan Chase	1.358%	USD	1,500	5.000%	06/20/20	254
Pulte Homes	JPMorgan Chase	1.629%	USD	1,000	5.000%	06/20/20	164
Quest Diagnostics, Inc.	JPMorgan Chase	0.604%	USD	500	1.000%	09/20/19	7
Quest Diagnostics, Inc.	JPMorgan Chase	0.704%	USD	1,000	1.000%	03/20/20	9
Quest Diagnostics, Inc.	JPMorgan Chase	0.922%	USD	1,000	1.000%	09/20/20	4
Raytheon Co.	JPMorgan Chase	0.177%	USD	2,000	(1.000%)	03/20/20	(72)
Raytheon Co.	JPMorgan Chase	0.195%	USD	2,000	1.000%	03/20/20	73
Rentokil Initial PLC	JPMorgan Chase	0.521%	EUR	500	1.000%	06/20/20	13

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 317

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Rentokil Initial PLC	JPMorgan Chase	0.521%	EUR	1,000	1.000%	06/20/20	26
Rentokil Initial PLC	JPMorgan Chase	0.531%	EUR	1,000	1.000%	06/20/20	26
Reynolds American	JPMorgan Chase	0.486%	USD	1,000	1.000%	03/20/20	24
Reynolds American, Inc.	JPMorgan Chase	0.479%	USD	2,000	(1.000%)	03/20/20	(47)
Reynolds American, Inc.	JPMorgan Chase	0.486%	USD	3,000	1.000%	03/20/20	71
Reynolds American, Inc.	JPMorgan Chase	0.486%	USD	2,000	(1.000%)	03/20/20	(47)
Rite Aid Corp.	JPMorgan Chase	2.119%	USD	500	(5.000%)	06/20/20	(66)
Rite Aid Corp.	JPMorgan Chase	2.119%	USD	500	(5.000%)	06/20/20	(66)
Rite Aid Corp.	JPMorgan Chase	2.403%	USD	1,000	(5.000%)	06/20/20	(130)
Rolls-Royce PLC	JPMorgan Chase	0.637%	EUR	2,000	(1.000%)	09/20/20	(41)
Royal Caribbean Cruises Ltd.	JPMorgan Chase	1.405%	USD	1,000	5.000%	06/20/20	167
Royal Caribbean Cruises Ltd.	JPMorgan Chase	1.504%	USD	1,000	5.000%	09/20/20	170
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.728%	USD	500	5.000%	03/20/20	80
RR Donnelley & Sons Co.	JPMorgan Chase	2.621%	USD	2,000	(5.000%)	09/20/20	(225)
RWE AG	JPMorgan Chase	0.660%	EUR	1,000	(1.000%)	03/20/20	(15)
RWE AG	JPMorgan Chase	0.798%	EUR	500	(1.000%)	09/20/20	(6)
Sabmillier PLC	JPMorgan Chase	0.533%	EUR	2,000	(1.000%)	09/20/20	(52)
Sabmillier PLC	JPMorgan Chase	0.533%	EUR	2,000	1.000%	09/20/20	52
Sanofi	JPMorgan Chase	0.317%	EUR	2,000	1.000%	09/20/20	77
SBC Communications, Inc.	JPMorgan Chase	0.541%	USD	1,000	1.000%	09/20/19	18
Sempra Energy	JPMorgan Chase	0.300%	USD	1,000	(1.000%)	12/20/19	(27)
Sempra Energy	JPMorgan Chase	0.425%	USD	1,000	(1.000%)	06/20/20	(27)
Sherwin Williams Co.	JPMorgan Chase	0.220%	USD	1,000	1.000%	03/20/20	35
Sherwin Williams Co.	JPMorgan Chase	0.234%	USD	1,000	1.000%	06/20/20	37
Sherwin Williams Co.	JPMorgan Chase	0.234%	USD	1,000	(1.000%)	06/20/20	(36)
Sherwin Williams Co.	JPMorgan Chase	0.201%	USD	1,000	(1.000%)	03/20/20	(35)
Sherwin Williams Co.	JPMorgan Chase	0.158%	USD	3,000	1.000%	06/20/19	95
Sherwin Williams Co.	JPMorgan Chase	0.158%	USD	3,000	(1.000%)	06/20/19	(95)
Siemens AG	JPMorgan Chase	0.373%	EUR	1,000	(1.000%)	06/20/20	(34)
Simon Property Group LP	JPMorgan Chase	0.521%	USD	2,000	(1.000%)	06/20/20	(50)
SMC Corporation of America	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	09/20/19	(31)
Southwest Airlines Co.	JPMorgan Chase	0.649%	USD	2,000	(1.000%)	06/20/20	(33)
Sprint Communications, Inc.	JPMorgan Chase	5.223%	USD	500	5.000%	06/20/20	(5)
Sprint Communications, Inc.	JPMorgan Chase	5.223%	USD	500	5.000%	06/20/20	(5)
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.653%	USD	1,000	1.000%	06/20/20	16
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.653%	USD	1,000	1.000%	06/20/20	16
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.653%	USD	500	1.000%	06/20/20	8
Supervalu, Inc.	JPMorgan Chase	3.002%	USD	1,000	(5.000%)	06/20/20	(88)
Supervalu, Inc.	JPMorgan Chase	3.002%	USD	500	(5.000%)	06/20/20	(44)
Target Corp.	JPMorgan Chase	0.200%	USD	2,000	(1.000%)	03/20/20	(71)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.393%	EUR	1,000	(1.000%)	12/20/19	(23)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.577%	EUR	1,000	(1.000%)	06/20/20	(22)
Telenor ASA	JPMorgan Chase	0.400%	EUR	1,000	1.000%	06/20/20	32
Telenor ASA	JPMorgan Chase	0.400%	EUR	1,000	(1.000%)	06/20/20	(32)
TeliaSonera	JPMorgan Chase	0.341%	EUR	1,000	(1.000%)	06/20/20	(31)
TeliaSonera	JPMorgan Chase	0.419%	EUR	1,500	1.000%	06/20/20	47
TeliaSonera	JPMorgan Chase	0.419%	EUR	500	(1.000%)	06/20/20	(16)
Tenet Healthcare Corp.	JPMorgan Chase	2.906%	USD	500	(5.000%)	06/20/20	(47)
Tenet Healthcare Corp.	JPMorgan Chase	3.459%	USD	1,000	(5.000%)	06/20/20	(94)
Tesco PLC	JPMorgan Chase	1.633%	EUR	1,000	1.000%	06/20/20	(33)
Tesco PLC	JPMorgan Chase	1.697%	EUR	500	1.000%	09/20/20	(19)
Tesco PLC	JPMorgan Chase	1.701%	EUR	1,000	1.000%	06/20/20	(33)
The Boeing Co.	JPMorgan Chase	0.161%	USD	2,000	(1.000%)	12/20/19	(71)
The Boeing Co.	JPMorgan Chase	0.161%	USD	2,000	(1.000%)	12/20/19	(71)
The Boeing Co.	JPMorgan Chase	0.161%	USD	3,000	(1.000%)	12/20/19	(106)
The Boeing Co.	JPMorgan Chase	0.161%	USD	5,500	1.000%	12/20/19	195
The Boeing Co.	JPMorgan Chase	0.213%	USD	1,000	(1.000%)	06/20/20	(38)

See accompanying notes which are an integral part of this quarterly report.

318 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
The Goodyear Tire Co.	JPMorgan Chase	1.901%	USD	1,000	5.000%	06/20/20	153
The Volvo Group	JPMorgan Chase	0.828%	EUR	1,000	(1.000%)	06/20/20	(9)
Total SA	JPMorgan Chase	0.401%	EUR	1,000	(1.000%)	12/20/19	(26)
Transocean, Inc.	JPMorgan Chase	7.671%	USD	500	(1.000%)	06/20/20	127
Transocean, Inc.	JPMorgan Chase	7.671%	USD	500	(1.000%)	06/20/20	127
Unibail-Rodamco SE	JPMorgan Chase	0.515%	EUR	1,000	(1.000%)	06/20/20	(19)
Unibail-Rodamco SE	JPMorgan Chase	0.624%	EUR	500	(1.000%)	06/20/20	(10)
Unilever N.V.	JPMorgan Chase	0.276%	EUR	2,000	1.000%	09/20/20	82
United Health Group, Inc.	JPMorgan Chase	0.212%	USD	1,000	(1.000%)	12/20/19	(31)
United Health Group, Inc.	JPMorgan Chase	0.303%	USD	1,500	(1.000%)	06/20/20	(50)
United Rentals, Inc.	JPMorgan Chase	3.312%	USD	500	5.000%	09/20/20	39
United Rentals, Inc.	JPMorgan Chase	3.312%	USD	1,000	5.000%	09/20/20	78
United Utilities PLC	JPMorgan Chase	0.882%	EUR	1,500	1.000%	06/20/20	9
United Utilities PLC	JPMorgan Chase	0.882%	EUR	1,500	(1.000%)	06/20/20	(9)
Valero Energy Corp.	JPMorgan Chase	0.890%	USD	1,000	1.000%	09/20/20	5
Valero Energy Corp.	JPMorgan Chase	0.895%	USD	500	1.000%	06/20/20	4
Valero Energy Corp.	JPMorgan Chase	0.895%	USD	1,500	1.000%	06/20/20	11
Veolia Environment	JPMorgan Chase	0.456%	EUR	1,000	1.000%	03/20/20	25
Veolia Environment	JPMorgan Chase	0.481%	EUR	500	1.000%	06/20/20	12
Veolia Environment	JPMorgan Chase	0.559%	EUR	1,000	1.000%	09/20/20	25
Verizon Communications, Inc.	JPMorgan Chase	0.618%	USD	1,000	1.000%	03/20/20	16
Verizon Communications, Inc.	JPMorgan Chase	0.647%	USD	1,000	1.000%	06/20/20	15
Vivendi	JPMorgan Chase	0.495%	EUR	500	1.000%	06/20/20	11
Vivendi	JPMorgan Chase	0.495%	EUR	1,000	1.000%	06/20/20	22
Vivendi	JPMorgan Chase	0.578%	EUR	1,000	1.000%	06/20/20	22
Vodafone Group PLC	JPMorgan Chase	0.865%	EUR	1,500	1.000%	06/20/20	11
Vodafone Group PLC	JPMorgan Chase	0.911%	EUR	500	1.000%	09/20/20	2
Vodafone Group PLC	JPMorgan Chase	0.911%	EUR	500	1.000%	09/20/20	2
Volkswagen AG	JPMorgan Chase	0.682%	EUR	1,000	(1.000%)	06/20/20	(17)
Volkswagen AG	JPMorgan Chase	0.682%	EUR	500	(1.000%)	06/20/20	(8)
Vulcan Materials Co.	JPMorgan Chase	0.948%	USD	1,000	5.000%	06/20/20	191
Vulcan Materials Co.	JPMorgan Chase	0.983%	USD	1,000	5.000%	03/20/20	186
Wal-Mart Stores, Inc.	JPMorgan Chase	0.140%	USD	3,000	1.000%	12/20/19	108
Wal-Mart Stores, Inc.	JPMorgan Chase	0.140%	USD	4,000	(1.000%)	12/20/19	(147)
Wal-Mart Stores, Inc.	JPMorgan Chase	0.179%	USD	1,500	(1.000%)	06/20/20	(59)
Weatherford International Ltd.	JPMorgan Chase	2.612%	USD	500	1.000%	06/20/20	(56)
Weatherford International Ltd.	JPMorgan Chase	3.643%	USD	500	1.000%	06/20/20	(57)
Weatherford International Ltd.	JPMorgan Chase	3.816%	USD	1,000	1.000%	09/20/20	(127)
Whirlpool Corp.	JPMorgan Chase	0.603%	USD	1,500	(1.000%)	12/20/19	(26)
Whirlpool Corp.	JPMorgan Chase	0.697%	USD	1,000	(1.000%)	06/20/20	(14)
WPP GRP PLC	JPMorgan Chase	0.358%	EUR	3,000	(1.000%)	12/20/19	(80)
WPP GRP PLC	JPMorgan Chase	0.358%	EUR	2,000	1.000%	12/20/19	53
WPP GRP PLC	JPMorgan Chase	0.401%	EUR	500	(1.000%)	06/20/20	(13)
Xerox Corp.	JPMorgan Chase	1.026%	USD	1,000	1.000%	06/20/20	(2)
Xerox Corp.	JPMorgan Chase	1.026%	USD	1,000	1.000%	06/20/20	(2)
Xerox Corp.	JPMorgan Chase	1.077%	USD	500	1.000%	09/20/20	(2)
Xerox Corp.	JPMorgan Chase	1.077%	USD	500	1.000%	09/20/20	(2)
YUM! Brands, Inc.	JPMorgan Chase	0.482%	USD	1,500	1.000%	03/20/20	13
YUM! Brands, Inc.	JPMorgan Chase	0.511%	USD	500	1.000%	06/20/20	4
YUM! Brands, Inc.	JPMorgan Chase	0.903%	USD	500	1.000%	09/20/20	2
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $157							732
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 319

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	JPMorgan Chase		USD	5,940	(5.000%)	06/20/20	(416)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($376)							(416)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($219) (å)							316

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$948	$200	$1,148
Corporate Bonds and Notes	—	32,333	—	32,333
International Debt	—	16,161	—	16,161
Loan Agreements	—	14,267	—	14,267
Mortgage-Backed Securities	—	6,532	—	6,532
Municipal Bonds	—	1,744	—	1,744
Non-US Bonds	—	8,190	—	8,190
United States Government Treasuries	—	10,996	—	10,996
Common Stocks
Consumer Discretionary	28,931	1,390	—	30,321
Consumer Staples	4,094	—	—	4,094
Energy	14,353	—	—	14,353
Financial Services	25,750	7,450	440	33,640
Health Care	18,233	—	—	18,233
Materials and Processing	14,165	—	—	14,165
Producer Durables	7,080	—	—	7,080
Technology	17,672	524	—	18,196
Utilities	10,005	—	—	10,005
Investments in Other Funds	12,738	—	—	12,738
Options Purchased	1,227	8,445	—	9,672
Certificates of Participation	—	5,005	—	5,005
Warrants & Rights	—	1,633	—	1,633
Short-Term Investments	—	231,649	264	231,913
Repurchase Agreements	—	37,400	—	37,400
Total Investments	154,248	384,667	904	539,819
Securities Sold Short**
Long-Term Investments	—	(2,069)	—	(2,069)
Common Stock	(27,035)	(2,078)	—	(29,113)
Investments in Other Funds	(2,185)	—	—	(2,185)

See accompanying notes which are an integral part of this quarterly report.

320 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2015 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	840	—	—	840
Options Written	(15)	(2,418)	—	(2,433)
Foreign Currency Exchange Contracts	2	(3,848)	—	(3,846)
Total Return Swap Contracts	—	1,228	—	1,228
Interest Rate Swap Contracts	—	(42)	—	(42)
Credit Default Swap Contracts	—	316	—	316
Total Other Financial Instruments*	$827	$(4,764)	$—	$(3,937)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**  Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 321

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 51.9%			Broxmor Operating Partner LP
Asset-Backed Securities - 0.1%			3.875% due 08/15/22	45	45
CLI Funding LLC			Caesars Entertainment Operating Co.,
Series 2014-2A Class A			Inc.
3.380% due 10/18/29	130	131	11.250% due 06/01/17 (Þ)	1,490	1,229
Credit Acceptance Auto Loan Trust			Century Aluminum Co.
Series 2015-1			7.500% due 06/01/21 (Þ)	1,500	1,492
2.000% due 07/15/22	250	250	Chesapeake Energy Corp.
		381	4.875% due 04/15/22	125	101
Corporate Bonds and Notes - 17.1%			Chevron Corp.
21st Century Fox America, Inc.			1.718% due 06/24/18	145	146
Series WI			CHS/Community Health Systems, Inc.
3.700% due 09/15/24	225	224	5.125% due 08/15/18	40	41
99 Cents Only Stores LLC			CIT Group, Inc.
11.000% due 12/15/19	160	131	5.250% due 03/15/18	125	130
AbbVie, Inc.			Citigroup, Inc.
2.900% due 11/06/22	200	194	4.000% due 08/05/24	145	145
AES Corp.			5.875% due 12/29/49	150	151
5.500% due 03/15/24	25	24	Clear Channel Worldwide Holdings, Inc.
Air Lease Corp.			6.500% due 11/15/22	2,250	2,312
3.750% due 02/01/22	70	70	Cleaver-Brooks, Inc.
Aircastle, Ltd.			8.750% due 12/15/19 (Þ)	20	19
5.500% due 02/15/22	40	42	Comcast Corp.
Ally Financial, Inc.			3.375% due 08/15/25	200	200
3.750% due 11/18/19	190	189	4.200% due 08/15/34	55	54
Altria Group, Inc.			ConocoPhillips
2.850% due 08/09/22	120	116	3.350% due 05/15/25	105	104
Amazon.com, Inc.			Constellation Brands, Inc.
3.300% due 12/05/21	45	46	3.875% due 11/15/19	25	25
4.800% due 12/05/34	40	40	Constellis Holdings LLC / Constellis
American Airlines Pass-Through Trust			Finance Corp.
			9.750% due 05/15/20 (Å)	500	477

3.375% Series 2015-1 due 05/01/27 Class A	145	141	Continental Resources, Inc.
			3.800% due 06/01/24	75	66
American International Group, Inc.			Cooperatieve Centrale Raiffeisen-
4.875% due 06/01/22	35	39
4.800% due 07/10/45	45	45	11.000% Boerenleenbank due 06/29/49 BA (ƒ)(Þ)	100	126
8.175% due 05/15/58	41	55	CRH America, Inc.
American Tire Distributors, Inc.			3.875% due 05/18/25	200	199
10.250% due 03/01/22 (Þ)	500	521	CVS Caremark Corp.
Amgen, Inc.			2.250% due 08/12/19	155	155
4.400% due 05/01/45	85	79	CVS Health Corp.
Ancestry.com Holdings LLC			5.125% due 07/20/45	45	48
9.625% due 10/15/18 (Þ)	750	770	D.R. Horton, Inc.
Arrow Electronics, Inc.			3.750% due 03/01/19	55	56
3.500% due 04/01/22	45	44	Daimler Finance North America LLC
AT&T, Inc.			2.700% due 08/03/20 (Å)	150	150
4.350% due 06/15/45	80	69	DDR Corp.
4.750% due 05/15/46	45	41	3.625% due 02/01/25	45	43
Ball Corp.			Depository Trust & Clearing Corp.
4.000% due 11/15/23	60	57	4.875% due 12/31/49	250	251
Baltimore Gas and Electric Co.			Dominion Resources, Inc.
3.350% due 07/01/23	45	45	5.750% due 10/01/54	100	103
Bank of America Corp.			Dresdner Funding Trust I
5.750% due 12/01/17	130	141	8.151% due 06/30/31 (Þ)	125	157
Series L			Duke Energy Carolinas LLC
3.950% due 04/21/25	180	175	4.000% due 09/30/42	70	68
Series Z			Eaton Corp.
6.500% due 12/31/49 (ƒ)	150	155	4.000% due 11/02/32	45	44
Becton Dickinson and Co.			Embarq Corp.
2.675% due 12/15/19	40	40	7.995% due 06/01/36	50	55
3.734% due 12/15/24	85	85	Energy Transfer Partners, LP
Blue Coat Holdings, Inc.			4.900% due 02/01/24	110	110
8.375% due 06/01/23 (Å)	250	256	5.150% due 03/15/45	45	39
BreitBurn Energy Partners, LP /			6.125% due 12/15/45	25	25
BreitBurn Finance Corp.
7.875% due 04/15/22	1,000	690	Enterprise Products Operating LLC

See accompanying notes which are an integral part of this quarterly report.

322 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.650% due 05/07/18	45	45	Jaguar Holding Co. I
ERAC USA Finance LLC			9.375% due 10/15/17 (Þ)	1,250	1,277
2.800% due 11/01/18 (Þ)	70	72	Jo-Ann Stores Holdings, Inc.
4.500% due 02/15/45 (Þ)	45	41	9.750% due 10/15/19 (Þ)	100	86
Essex Portfolio, LP			Jo-Ann Stores LLC
3.250% due 05/01/23	90	87	8.125% due 03/15/19 (Þ)	750	709
First Quality Finance Co., Inc.			JPMorgan Chase & Co.
4.625% due 05/15/21 (Þ)	1,190	1,130	3.200% due 01/25/23	90	89
Florida Power & Light Co.			6.750% due 01/29/49	100	106
2.750% due 06/01/23	70	69	Series 1
Ford Motor Credit Co. LLC			7.900% due 04/29/49 (ƒ)	225	238
4.250% due 09/20/22	200	208	Series U
4.134% due 08/04/25	200	201	6.125% due 12/29/49 (ƒ)	50	50
Foresight Energy LLC / Foresight Energy			Kimco Realty Corp.
Finance Corp.			3.200% due 05/01/21	130	131
7.875% due 08/15/21 (Þ)	2,230	1,751	4.250% due 04/01/45	80	73
Fresenius Medical Care US Finance II,			Kinder Morgan, Inc.
Inc.			5.050% due 02/15/46	125	106
4.125% due 10/15/20 (Þ)	35	36	Lennar Corp.
GATX Corp.			4.750% due 05/30/25	45	44
3.250% due 03/30/25	90	85	Liberty Mutual Group, Inc.
General Electric Capital Corp.			4.250% due 06/15/23 (Þ)	55	57
Series A			7.800% due 03/15/37 (Þ)	100	118
7.125% due 06/15/49 (ƒ)	300	347	4.850% due 08/01/44	55	54
Series GMTN			McGraw Hill Financial, Inc.
3.150% due 09/07/22	285	289	4.000% due 06/15/25 (Þ)	190	191
General Motors Co.			Medtronic, Inc.
4.000% due 04/01/25	120	115	3.500% due 03/15/25	175	175
General Motors Financial Co., Inc.			Memorial Production Partners, LP /
4.375% due 09/25/21	50	51	Memorial Production Finance Corp.
Gibson Brands, Inc.			6.875% due 08/01/22	1,500	1,200
8.875% due 08/01/18 (Þ)	360	354	Merck & Co., Inc.
Glencore Funding LLC			2.350% due 02/10/22	180	176
2.500% due 01/15/19	60	59	MetLife Capital Trust IV
Goldman Sachs Group, Inc. (The)			7.875% due 12/15/67	175	219
3.850% due 07/08/24	100	101	Metlife, Inc.
Series GMTN			5.250% due 12/29/49	235	234
5.375% due 03/15/20	155	173	MetLife, Inc.
Series M			4.050% due 03/01/45	25	23
5.375% due 12/31/49 (Æ)(ƒ)	100	100	Micron Technology, Inc.
HCA, Inc.			5.250% due 01/15/24	55	53
5.375% due 02/01/25	100	102	Morgan Stanley
HCP, Inc.			3.950% due 04/23/27	30	29
3.400% due 02/01/25	110	103	Series GMTN
Health Care REIT, Inc.			5.500% due 07/28/21	160	180
4.000% due 06/01/25	105	104	MPH Acquisition Holdings LLC
HIS, Inc.			6.625% due 04/01/22 (Þ)	1,000	1,035
5.000% due 11/01/22	40	40	Nabors Industries, Inc.
Hologic, Inc.			4.625% due 09/15/21	70	69
5.250% due 07/15/22	35	36	Nationwide Financial Services, Inc.
Home Depot, Inc.			5.375% due 03/25/21 (Þ)	130	144
2.625% due 06/01/22	135	133	Newfield Exploration Co.
Host Hotels & Resorts, LP			5.625% due 07/01/24	55	54
3.750% due 10/15/23	60	59	NextEra Energy Capital Holdings, Inc.
HRG Group, Inc.			2.400% due 09/15/19	145	145
7.750% due 01/15/22 (Æ)(Þ)	1,330	1,310	Noble Energy, Inc.
7.750% due 01/15/22 (Æ)	1,030	1,015	5.250% due 11/15/43	80	76
HSBC Bank USA NA			Northrop Grumman Corp.
Series BKNT			3.850% due 04/15/45	45	40
5.875% due 11/01/34	250	296	Nuance Communications, Inc.
Hyundai Capital America			5.375% due 08/15/20 (Þ)	750	761
2.600% due 03/19/20	115	115	Omnicom Group, Inc.
Intel Corp.			3.650% due 11/01/24	55	54
4.900% due 07/29/45	25	26	Opal Acquisition, Inc.
INVISTA Finance LLC			8.875% due 12/15/21 (Þ)	470	468
4.250% due 10/15/19	100	98

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 323

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Optimas OE Solutions Holding LLC /			4.500% due 09/15/42	125	101
Optimas OE Solutions, Inc.			Time Warner, Inc.
8.625% due 06/01/21 (Þ)	750	731	4.875% due 03/15/20	40	44
Party City Holdings, Inc.			6.100% due 07/15/40	35	40
8.875% due 08/01/20	660	709	4.850% due 07/15/45	90	88
Peabody Energy Corp.			Trans-Allegheny Interstate Line Co.
6.250% due 11/15/21	1,100	311	3.850% due 06/01/25	40	40
PFS Holding Corp.			TransDigm, Inc.
4.500% due 01/31/21 (Ê)	399	370	5.500% due 10/15/20	1,000	999
Philip Morris International, Inc.			Travelers Cos., Inc. (The)
3.250% due 11/10/24	70	70	4.600% due 08/01/43	30	31
Pioneer Natural Resources Co.			Tyson Foods, Inc.
3.950% due 07/15/22	40	40	2.650% due 08/15/19	80	81
PNC Financial Services Group, Inc.			United Continental Holdings, Inc.
(The)			6.375% due 06/01/18	40	42
6.750% due 12/31/49 (ƒ)	100	111	UnitedHealth Group, Inc.
PPL Capital Funding, Inc.			2.700% due 07/15/20	80	81
1.900% due 06/01/18	85	85	4.750% due 07/15/45	70	73
Principal Financial Group, Inc.			US Foods, Inc.
3.400% due 05/15/25	45	44	8.500% due 06/30/19	2,200	2,293
4.700% due 05/15/55	50	50	Verizon Communications, Inc.
Prudential Financial, Inc.			2.625% due 02/21/20	100	100
5.625% due 06/15/43	100	104	5.150% due 09/15/23	195	214
5.375% due 05/15/45	109	107	5.050% due 03/15/34	70	70
Quicken Loans, Inc.			4.272% due 01/15/36 (Þ)	35	32
5.750% due 05/01/25 (Þ)	45	44	4.750% due 11/01/41	20	19
Real Alloy Holding, Inc.			3.850% due 11/01/42	90	76
10.000% due 01/15/19 (Þ)	1,000	997	4.522% due 09/15/48 (Þ)	75	67
Regency Centers, LP			Virginia Electric & Power Co.
4.800% due 04/15/21	40	44	4.450% due 02/15/44	40	41
Rite Aid Corp.			Vulcan Materials Co.
6.125% due 04/01/23 (Þ)	750	779	4.500% due 04/01/25	55	55
Ryerson, Inc. / Joseph T Ryerson & Son,			Wal-Mart Stores, Inc.
Inc.			4.250% due 04/15/21	105	115
9.000% due 10/15/17	650	642	Wayne Merger Sub LLC
Sabine Pass Liquefaction LLC			8.250% due 08/01/23 (Å)	580	580
5.625% due 02/01/21	750	765	WellPoint, Inc.
Santander Holdings USA, Inc.			4.650% due 08/15/44	70	67
4.500% due 07/17/25	80	81	Wells Fargo & Co.
Sempra Energy
3.550% due 06/15/24	85	85	7.980% Series K due 03/29/49 (ƒ)	150	163
Serta Simmons Holdings LLC
8.125% due 10/01/20 (Þ)	500	531	5.875% Series U due 12/31/49 (ƒ)	100	102
Simmons Foods, Inc.			Whiting Petroleum Corp.
7.875% due 10/01/21 (Å)	70	64	5.750% due 03/15/21	115	112
Sophia Holding Finance, LP / Sophia			Wisconsin Power and Light Co.
Holding Finance, Inc.
9.625% due 12/01/18 (Þ)	50	50	4.100% due 10/15/44	85	85
			WMG Acquisition Corp.
Southwestern 3.550% due Electric 02/15/22 Power Co.	90	92	6.750% due 04/15/22 (Þ)	1,000	965
			Worthington Industries, Inc.
Spirit 4.450% Air due 10/01/25	62	62	4.550% due 04/15/26	25	26
			Zayo Group LLC / Zayo Capital, Inc.
State 5.250% Street due Corp. 12/29/49	100	101	6.000% due 04/01/23 (Þ)	1,000	1,003
			Zebra Technologies Corp.
Sterigenics-Nordion 6.500% due 05/15/23 Holdings LLC	410	419	7.250% due 10/15/22 (Þ)	1,000	1,095
			Zions Bancorporation
Surgical 6.000% Care due Affiliates, 04/01/23 Inc. (Þ)	550	558	7.200% due 09/29/49	125	133
Targa Resources Partners, LP / Targa					47,356
Resources Partners Finance Corp.			International Debt - 7.8%
5.000% due 01/15/18 (Þ)	40	41	1011778 B.C. Unlimited Liability Co. /
Tenet Healthcare Corp.			New Red Finance, Inc.
4.500% due 04/01/21	90	90	4.625% due 01/15/22 (Å)	500	500
Tesoro Logistics, LP / Tesoro Logistics			6.000% due 04/01/22 (Þ)	1,275	1,316
Finance Corp.			Actavis Funding SCS
5.500% due 10/15/19 (Þ)	40	41	3.000% due 03/12/20	40	40
Time Warner Cable, Inc.			3.450% due 03/15/22	40	39

See accompanying notes which are an integral part of this quarterly report.

324 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.800% due 03/15/25	155	151	Deutsche Bank AG
4.550% due 03/15/35	75	71	7.500% due 12/29/49 (ƒ)	200	201
AerCap Ireland Capital, Ltd. and AerCap			Dominican Republic Government
Global Aviation Trust			International Bond
3.750% due 05/15/19	150	150	7.450% due 04/30/44	140	151
AES Gener SA			DP World Sukuk, Ltd.
5.250% due 08/15/21	135	144	6.250% due 07/02/17	100	108
Airbus Group Finance BV			Ecopetrol SA
2.700% due 04/17/23 (Þ)	75	73	4.125% due 01/16/25	60	55
Albemarle Corp.			Ecuador Government International Bond
1.875% due 12/08/21	100	109	7.950% due 06/20/24	230	193
Aquaris & Investments PLC			EDP Finance BV
8.250% due 09/29/49	200	218	4.900% due 10/01/19	100	105
ArcelorMittal			Egypt Government International Bond
5.250% due 02/25/17	85	88	5.750% due 04/29/20	140	146
5.125% due 06/01/20	50	50	El Salvador Government International
5.750% due 08/05/20	10	10	Bond
Argentine Republic Government			6.375% due 01/18/27	120	114
International Bond			Embraer Netherlands Finance BV
Series NY			5.050% due 06/15/25	45	44
8.280% due 12/31/33	175	167	Emirates Telecommunications Corp.
AXA SA			2.375% due 06/18/19	200	201
6.463% due 12/14/18 (ƒ)(Þ)	125	129	Enel SpA
Baidu, Inc.			8.750% due 09/24/73 (Þ)	200	234
3.250% due 08/06/18	200	204	ENN Energy Holdings, Ltd.
Bank of America Corp.			6.000% due 05/13/21	200	220
4.625% due 09/14/18	135	164	Ghana Government International Bond
Barclays PLC			Series REGS
4.375% due 09/11/24	200	195	7.875% due 08/07/23	200	187
BAT International Finance PLC			Global SC Finance SRL Co.
3.500% due 06/15/22 (Þ)	145	147	3.190% due 07/17/29	225	226
Belize Government International Bond			Houghton Mifflin Harcourt Publishers,
5.000% due 02/20/38	75	56	Inc. Term Loan B
BG Energy Capital PLC			4.000% due 05/11/22	500	499
4.000% due 12/09/20 (Þ)	100	107	HSBC Holdings PLC
Bolivia Government International Bond			5.100% due 04/05/21	130	145
5.950% due 08/22/23	200	210	6.375% due 12/31/49 (ƒ)	300	302
BP Capital Markets PLC			Hungary Government International Bond
3.245% due 05/06/22	210	211	5.375% due 02/21/23	250	272
Brazilian Government International Bond			ICICI Bank, Ltd.
4.875% due 01/22/21	140	144	5.750% due 11/16/20	100	112
8.250% due 01/20/34	55	66	Indonesia Government International
Burger King			Bond
3.750% due 12/10/21	461	462	4.125% due 01/15/25	240	237
Citigroup, Inc.			Itau Unibanco Holding SA
1.375% due 10/27/21	130	143	2.850% due 05/26/18 (Þ)	200	197
Series MPLE			Ivory Coast Government International
4.090% due 06/09/25 (Þ)	100	78	Bond
CNOOC Finance 2015 Australia Pty,			Series REGS
Ltd.			5.750% due 12/31/32	440	404
2.625% due 05/05/20	200	197	JPMorgan Chase & Co.
Colombia Government International			1.500% due 01/27/25	165	177
Bond			Kazakhstan Government International
2.625% due 03/15/23	530	484	Bond
Costa Rica Government International			3.875% due 10/14/24	240	222
Bond			Lloyds Bank PLC
4.375% due 04/30/25	200	180	2.350% due 09/05/19	200	201
Credit Agricole SA			Lloyds Banking Group PLC
4.375% due 03/17/25	200	195	4.500% due 11/04/24	200	202
Croatia Government International Bond			7.500% due 12/31/49 (Æ)(ƒ)	300	313
Series REGS			Majapahit Holding BV
6.625% due 07/14/20	180	197	7.250% due 06/28/17	100	109
Dai-ichi Life Insurance Co., Ltd.			Methanex Corp.
7.250% due 12/29/49	100	116	3.250% due 12/15/19	40	40
Delta 2 Lux Sarl Covenent-Lite Lien			Mexico Government International Bond
Term Loan B			6.050% due 01/11/40	50	58
7.750% due 07/29/22 (Ê)	500	499	4.750% due 03/08/44	360	349

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 325

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series GMTN			South Africa Government International
5.950% due 03/19/19	50	56	Bond
Series MTNA			4.665% due 01/17/24	150	154
6.750% due 09/27/34	25	32	Sri Lanka Government International
Mitsui Sumitomo Insurance Co., Ltd.			Bond
7.000% due 03/15/72 (Þ)	100	116	6.000% due 01/14/19	200	206
Morgan Stanley			Standard Chartered PLC
1.875% due 03/30/23	100	112	3.950% due 01/11/23 (Þ)	200	197
Office Cherifien des Phosphates			Statoil ASA
5.625% due 04/25/24	200	209	4.800% due 11/08/43	155	167
Ooredoo International Finance, Ltd.			SUAM Finance BV
Series REGS			4.875% due 04/17/24	100	103
5.000% due 10/19/25	200	217	Sumitomo Life Insurance Co.
Panama Government International Bond			6.500% due 09/20/73	200	225
3.750% due 03/16/25	200	199	Talisman Energy, Inc.
6.700% due 01/26/36	100	125	5.850% due 02/01/37	40	36
Paraguay Government International			Telecom Italia Capital SA
Bond			6.000% due 09/30/34	80	79
6.100% due 08/11/44	220	228	Telefonica Emisiones SAU
Parq Holdings, LP 1st Lien Term Loan			5.462% due 02/16/21	180	201
8.500% due 12/17/20 (Ê)	139	140	Total Capital Canada, Ltd.
Parq Holdings, LP Term Loan			1.450% due 01/15/18	40	40
8.500% due 12/17/20 (Ê)	681	682	TransCanada Trust Co.
Peruvian Government International Bond			5.625% due 05/20/75	102	102
7.350% due 07/21/25	120	156	Turkey Government International Bond
Petrobras Global Finance BV			6.750% due 04/03/18	110	121
3.151% due 03/17/20	230	207	6.875% due 03/17/36	103	118
6.850% due 06/05/15	100	81	UBS Group AG
Petroleos de Venezuela SA			7.000% due 12/29/49	300	310
6.000% due 05/16/24	100	33	Ukraine Government International Bond
Series REGS			Series REGS
8.500% due 11/02/17	150	102	7.750% due 09/23/20	200	115
Philip Morris International, Inc.			Uruguay Government International Bond
1.750% due 03/19/20	140	161	7.875% due 01/15/33	50	67
Philippine Government International			5.100% due 06/18/50	125	120
Bond			Vale Overseas, Ltd.
8.375% due 06/17/19	110	135	6.875% due 11/21/36	75	70
Playa Resorts Holding BV 1st Lien Term			Venezuela Government International
Loan B			Bond
4.000% due 08/09/19	499	498	6.000% due 12/09/20	60	21
Poland Government International Bond			8.250% due 10/13/24	330	119
4.000% due 01/22/24	100	106	Wesfarmers, Ltd.
Province of Quebec Canada			1.874% due 03/20/18	120	120
2.625% due 02/13/23	220	223			21,743
PT Pertamina (Persero)			Loan Agreements - 18.5%
4.300% due 05/20/23	200	193	AF Borrower LLC 2nd Lien Term Loan
QBE Insurance Group, Ltd.			10.000% due 12/02/22	730	729
6.750% due 12/02/44	200	210	Alvogen Pharmaceutical US, Inc. Term
Romania Government International Bond			Loan
Series REGS			6.000% due 04/02/22	1,333	1,337
6.125% due 01/22/44	100	116	American Airlines, Inc. Term Loan
Royal Bank of Scotland Group PLC			3.250% due 06/26/20	500	497
6.100% due 06/10/23	75	81	AP Gaming I LLC 1st Lien Term Loan B
5.125% due 05/28/24	200	202	9.250% due 12/20/20 (Ê)	249	248
7.648% due 09/30/49 (ƒ)	100	126	Arctic Glacier USA, Inc. Covenant-Lite
Russian Federation International Bond			Term Loan
Series REGS			6.000% due 05/13/19 (Ê)	387	385
4.875% due 09/16/23	200	194	AssuredPartners Capital, Inc. Covenant-
7.500% due 03/31/30	313	366	Lite 2nd Lien Term Loan
Shell International Finance BV			7.750% due 04/02/22 (Ê)	970	970
2.000% due 11/15/18	100	101	Avaya, Inc. Term Loan B7
Simon Property Group LP			6.250% due 04/16/20	1,994	1,894
2.375% due 10/02/20	100	117	Berlin Packaging LLC 2nd Lien Term
Sky PLC			Loan
3.750% due 09/16/24	200	194	7.750% due 10/01/22 (Ê)	1,000	1,005
			BioScrip, Inc. Covenant-Lite 1st Lien
			Term Loan B

See accompanying notes which are an integral part of this quarterly report.

326 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 07/31/20 (Ê)	834	826	GTCR Valor Cos., Inc. 1st Lien Term
BioScrip, Inc. Covenant-Lite Term Loan			Loan
6.500% due 07/31/20 (Ê)	501	496	6.000% due 05/30/21 (Ê)	250	249
Blue Coat Systems, Inc. Term Loan			Horizon Pharmaceutical Holdings, Inc.
4.500% due 05/15/22	500	500	Covenant-Lite Term Loan B
BMC Software Finance, Inc. Term Loan			4.500% due 04/22/21	1,500	1,506
5.000% due 09/10/20 (Ê)	499	455	J Crew Group, Inc. Covenant-Lite Term
BWAY Holding Co. Covenant-Lite Term			Loan B
Loan B			4.000% due 03/05/21 (Ê)	100	83
5.500% due 08/14/20 (Ê)	499	500	Jill Acquisition LLC Term Loan
Caesars Entertainment Corp. 1st Lien			6.000% due 05/04/22	525	526
Term Loan B			Kindred Healthcare, Inc. 1st Lien Term
7.000% due 10/11/20 (Ê)	997	931	Loan B
Calpine Construction Finance Co., LP			4.250% due 04/09/21	1,496	1,501
Term Loan B1			Koosharem LLC Term Loan
3.000% due 05/03/20	499	493	7.500% due 05/16/20 (Ê)	499	495
Camping World, Inc. Covenant-Lite 1st			La Quinta Intermediate Holdings LLC
Lien Term Loan B			Covenant-Lite Term Loan B
5.750% due 02/20/20 (Ê)	494	496	4.000% due 04/14/21 (Ê)	480	480
Cengage Learning Acquisitions, Inc.			LTS Buyer LLC 2nd Lien Term Loan
Covenant-Lite 1st Lien Term Loan			8.000% due 04/01/21 (Ê)	320	318
7.000% due 03/31/20 (Ê)	486	487	MCC Iowa LLC Term Loan H
Chemours Co. Term Loan B			3.250% due 01/29/21 (Ê)	499	496
3.750% due 05/22/22	500	480	Media General, Inc. 1st Lien Term Loan
Chrysler Group LLC 1st Lien Term			B
Loan B			4.250% due 07/31/20	470	472
3.250% due 12/31/18 (Ê)	997	995	Mergermarket USA, Inc. 1st Lien Term
CHS/Community Health Systems, Inc.			Loan
1st Lien Term Loan H			4.500% due 02/04/21 (Ê)	997	983
4.000% due 01/27/21	1,000	1,004	Millennium Laboratories, Inc. Term
Cincinnati Bell, Inc. 1st Lien Term			Loan B
Loan B			5.250% due 04/16/21 (Ê)	125	50
4.000% due 09/10/20 (Ê)	499	498	MSC.Software Corp. 1st Lien Term Loan
Commercial Barge Line Co. 2nd Lien			5.000% due 05/29/20 (Ê)	499	498
Term Loan			National Vision, Inc. Covenant-Lite 2nd
10.750% due 03/22/20 (Ê)	500	508	Lien Term Loan
Communication Sales & Leasing Term			6.750% due 03/13/22 (Ê)	1,280	1,261
Loan B			New Albertson's, Inc. Term Loan B
5.000% due 09/30/22	1,000	968	4.750% due 06/27/21	499	500
Compuware Corp. Term Loan B2			nTelos, Inc. Term Loan B
6.250% due 12/15/21	997	972	5.750% due 11/09/19 (Ê)	249	223
Connolly Corp. Covenant-Lite 2nd Lien			Numericable US LLC 1st Lien Term
Term Loan			Loan B1
8.000% due 06/30/22 (Ê)	220	221	4.500% due 05/21/20 (Ê)	267	268
Crowne Group LLC 1st Lien Term Loan			Numericable US LLC 1st Lien Term
6.000% due 09/29/20	249	248	Loan B2
Dell International LLC Term Loan B2			4.500% due 05/21/20 (Ê)	231	232
4.000% due 04/29/20	499	499	Ocwen Loan Servicing LLC Term Loan B
Delta 2 Lux Sarl Covenant-Lite Term			5.000% due 02/15/18 (Ê)	1,251	1,249
Loan B3			PharMEDium Healthcare Corp.
4.750% due 07/31/21	1,000	998	Covenant-Lite 2nd Lien Term Loan
Dollar Tree, Inc. 1st Lien Term Loan B1			7.750% due 01/28/22 (Å)(Ê)	1,000	1,001
3.250% due 03/09/22 (Ê)	835	837	Physio-Control International, Inc. 2nd
Eastman Kodak Co.1st Lien Term Loan			Lien Term Loan
7.250% due 09/03/19 (Ê)	249	246	10.000% due 05/05/23	470	465
eResearchTechnology, Inc. Term Loan B			PowerTeam Services, LLC Covenant-Lite
5.500% due 12/30/22	500	501	2nd Lien Term Loan
First Data Corp. Term Loan			8.250% due 11/06/20 (Ê)	250	246
3.937% due 06/23/22	1,000	999	Pre-Paid Legal Services, Inc. 2nd Lien
FPC Holdings, Inc. 1st Lien Term Loan			Term Loan
5.250% due 11/19/19 (Ê)	499	492	10.250% due 07/01/20 (Ê)	250	250
GENEX Holdings, Inc. 2nd Lien Term			RentPath, Inc. Covenant-Lite 1st Lien
			Term Loan
8.750% Loan due 05/30/22 (Ê)	250	245	6.250% due 12/17/21 (Ê)	997	999
Getty Images, Inc. Covenant-Lite Term			RHP Hotel Properties LP Term Loan B
Loan B			3.500% due 01/15/21 (Ê)	499	500
4.750% due 10/18/19 (Ê)	997	705	Royal Holdings, Inc. 2nd Lien Term
			Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 327

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
8.500% due 06/01/23		390	390	Aquaris & Investments PLC
RPI Finance Trust Term Loan B4				4.250% due 10/02/43	EUR	135	166
3.500% due 11/09/20 (Ê)		499	499	Aviva PLC
Scientific Games International, Inc. Term				6.625% due 06/03/41	GBP	100	173
Loan B2				3.875% due 07/03/44	EUR	100	113
6.000% due 10/01/21 (Ê)		1,496	1,501	AXA SA
Seaworld Parks & Entertainment, Inc.				5.250% due 04/16/40	EUR	150	185
Term Loan B3				Bank Nederlandse Gemeenten
4.000% due 05/14/20		499	497	3.000% due 10/25/21	EUR	165	210
SkillSoft Corp. Covenant-Lite 2nd Lien				BMW Finance NV
Term Loan				3.625% due 01/29/18	EUR	70	83
9.250% due 04/22/22		500	457	1.000% due 01/21/25	EUR	50	53
Spectrum Brands, Inc. Term Loan				BNP Paribas
3.750% due 06/09/22		483	484	5.750% due 01/24/22	GBP	75	132
Staples, Inc. Term Loan B				2.375% due 02/17/25	EUR	100	107
0.000% due 04/24/21 (Ê)(v)		1,500	1,499	BNZ International Funding Co.
Sterigenics-Nordion Holdings LLC Term				4.000% due 03/08/17	EUR	120	140
Loan B
4.250% due 04/27/22		500	500	Brazil Letras do Tesouro Nacional
SterlingBackcheck, Inc. 2nd Lien Term				Series LTN
Loan				Zero coupon due 01/01/17	BRL	2,100	513
0.000% due 06/08/23 (v)		660	660	Zero coupon due 01/01/19	BRL	1,370	265
The Active Network, Inc. 1st Lien Term				Brazil Notas do Tesouro Nacional
Loan				Series NTNB
5.500% due 11/15/20 (Ê)		499	495	6.000% due 08/15/50	BRL	250	189
Transdigm, Inc. Term Loan E				Series NTNF
3.500% due 05/14/22		499	496	10.000% due 01/01/23	BRL	790	203
Tribune Media Co. Term Loan				10.000% due 01/01/25	BRL	1,070	269
3.750% due 12/27/20		500	501	British Telecom PLC
TTM Technologies, Inc. 1st Lien Term				5.750% due 12/07/28	GBP	50	95
Loan				Bundesrepublik Deutschland
6.000% due 05/07/21		500	488	1.750% due 07/04/22	EUR	290	352
TWCC Holding Corp. Covenant-Lite 2nd				1.500% due 05/15/24	EUR	225	268
Lien Term Loan				Canadian Government International
7.000% due 06/26/20 (Ê)		375	349	Bond
Valeant Pharmaceuticals International,				2.750% due 06/01/22	CAD	230	195
Inc. 1st Lien Term Loan B				Carrefour SA
4.000% due 04/02/22 (Ê)		998	1,000	1.750% due 07/15/22	EUR	100	114
Visant Corp. Covenant-Lite Term Loan				Centrica PLC
7.000% due 09/23/21 (Ê)		499	482	4.375% due 03/13/29	GBP	100	168
Walker & Dunlop, Inc. Term Loan B				Claris Asset Backed Securities
5.250% due 12/20/20 (Ê)		499	500	Series 2011-1 Class REGS
William Morris Endeavor Entertainment				0.794% due 10/31/60	EUR	60	65
LLC Covenant-Lite Term Loan				Deutsche Bahn Finance BV
5.250% due 05/06/21 (Ê)		499	499	2.500% due 09/12/23	EUR	115	141
Zebra Technologies Corp. Term Loan				Enel Finance International NV
4.750% due 10/27/21 (Ê)		1,444	1,459	5.625% due 08/14/24	GBP	80	146
			51,272	5.750% due 09/14/40	GBP	50	94
Mortgage-Backed Securities - 0.2%				European Investment Bank
Commercial Mortgage Trust				2.750% due 09/15/21	EUR	315	398
Series 2014-KYO Class A				Fonterra Cooperative Group
1.082% due 06/11/27		150	150	4.500% due 06/30/21	AUD	200	152
JPMorgan Chase Commercial Mortgage				Heathrow Funding, Ltd.
Securities Trust				5.225% due 02/15/23	GBP	50	90
Series 2006-LDP9 Class A3				Hungary Government International Bond
5.336% due 05/15/47		134	139	2.500% due 06/22/18	HUF	27,700	99
Morgan Stanley Re-REMIC Trust				6.500% due 06/24/19	HUF	4,300	18
Series 2010-GG10 Class A4B				3.500% due 06/24/20	HUF	4,300	16
5.795% due 08/15/45		150	159	5.500% due 06/24/25	HUF	76,530	313
			448	Iberdrola Funanzas SAU
Non-US Bonds - 7.9%				6.000% due 07/01/22	GBP	50	93
Abbey National Treasury Serices PLC				Indonesia Treasury Bond
0.875% due 01/13/20	EUR	170	186	8.375% due 03/15/34	IDR	944,000	67
Alimentation Couche-Tard, Inc.				Series FR69
3.319% due 11/01/19	CAD	170	138	7.875% due 04/15/19	IDR	4,369,000	320
Allianz Finance II BV				Series FR70
5.750% due 07/08/41	EUR	200	259	8.375% due 03/15/24	IDR	2,644,000	192

See accompanying notes which are an integral part of this quarterly report.

328 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Series FR71				Series 6209
9.000% due 03/15/29	IDR	10,442,000	785	7.600% due 07/20/22	RUB	6,540	91
Kelda Finance No. 3 PLC				Series 6211
Series REGS				7.000% due 01/25/23	RUB	22,190	295
5.750% due 02/17/20	GBP	100	163	Series 6215
KfW				7.000% due 08/16/23	RUB	4,000	53
1.625% due 01/15/21	EUR	290	343	RWE AG
Malaysia Government International Bond				4.625% due 09/29/49	EUR	90	99
Series 0114				6.630% due 07/30/75	USD	66	68
4.181% due 07/15/24	MYR	1,670	436	Santander
Series 0210				2.500% due 03/18/25	EUR	100	106
4.012% due 09/15/17	MYR	320	85	Siviglia SPV SRL
Series 0215				0.498% due 10/25/55	EUR	68	74
3.795% due 09/30/22	MYR	240	62	Societe Generale
Series 0414				2.625% due 02/27/25	EUR	100	107
3.654% due 10/31/19	MYR	2,490	650	South Africa Government Internatinoal
Series 1/06				Bond
4.262% due 09/15/16	MYR	1,270	337	Series R214
Mexican Bonos				6.500% due 02/28/41	ZAR	4,350	264
Series M 30				South Africa Government International
10.000% due 11/20/36	MXN	572	49	Bond
Mexican Bonos de Desarrollo Bond				Series 2032
5.000% due 12/11/19	MXN	10,954	672	8.250% due 03/31/32	ZAR	3,290	248
10.000% due 12/05/24	MXN	12,832	1,021	Series R186
Muenchener Rueckversicherungs-				10.500% due 12/21/26	ZAR	10,030	923
Gesellschaft AG				Series R203
6.000% due 05/26/41	EUR	100	132	8.250% due 09/15/17	ZAR	3,860	311
Nigeria Government International Bond				Standard Chartered LLC
Series REGS				4.000% due 10/21/25	EUR	100	117
14.200% due 03/14/24	NGN	45,230	220	Statoil ASA
NWEN Finance PLC				1.625% due 02/17/35	EUR	100	102
5.875% due 06/21/21	GBP	100	165	Telefonica Emisiones SAU
Peruvian Government International Bond				5.375% due 02/02/18	GBP	50	84
5.700% due 08/12/24	PEN	510	152	Telefonica Emisiones Sau Co.
6.900% due 08/12/37	PEN	50	15	5.375% due 02/02/26	GBP	50	89
Series REGS				Telstra Corp. Ltd.
6.950% due 08/12/31	PEN	160	49	4.500% due 11/13/18	AUD	170	130
Poland Government International Bond				Tesco PLC
Series 0725				5.000% due 03/24/23	GBP	70	111
3.250% due 07/25/25	PLN	590	161	Thailand Government International Bond
Series 0922				3.250% due 06/16/17	THB	13,850	405
5.750% due 09/23/22	PLN	1,460	462	3.875% due 06/13/19	THB	3,650	111
Series 1016				3.850% due 12/12/25	THB	16,770	518
4.750% due 10/25/16	PLN	2,070	569	Titulos De Tesoreria
Series 1019				11.000% due 07/24/20	COP	96,000	40
5.500% due 10/25/19	PLN	1,260	377	Titulos De Tesoreria B Bonds
Province of Manitoba				10.000% due 07/24/24	COP	1,624,000	669
4.400% due 09/05/25	CAD	165	150	6.000% due 04/28/28	COP	350,000	104
Province of Ontario				Travis Perkins PLC
4.750% due 04/23/19	EUR	180	231	4.375% due 09/15/21	GBP	100	160
4.650% due 06/02/41	CAD	80	79	Turkey Government International Bond
Romania Government International Bond				8.000% due 03/12/25	TRY	2,290	753
Series 10YR				Series 5Y
5.950% due 06/11/21	RON	500	142	6.300% due 02/14/18	TRY	1,300	435
Series 7Y				United Kingdom Gilt
5.750% due 04/29/20	RON	290	82	3.250% due 01/22/44	GBP	35	62
Series EMTN				Vier as Transport GMBH
2.875% due 10/28/24	EUR	50	56	2.000% due 06/12/20	EUR	100	116
RTE Réseau de transport d'électricité				Virgin Media Finance PLC
1.625% due 10/08/24	EUR	100	111	6.375% due 10/15/24	GBP	100	163
2.750% due 06/20/29	EUR	100	119	Volkwagen International Finance Co.
Russian Government Bond - OFZ				1.875% due 05/15/17	EUR	145	164
Series 6203							21,995
6.900% due 08/03/16	RUB	6,880	108	United States Government Agencies - 0.3%
Series 6208				Fannie Mae
7.500% due 02/27/19	RUB	17,680	260	0.875% due 02/08/18		405	402

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 329

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freddie Mac			Woolworths, Ltd.	1,858	39
0.875% due 03/07/18	510	509			10,715
		911
United States Government Treasuries - 0.0%			Energy - 2.3%
United States Treasury Notes			Amec Foster Wheeler PLC - GDR	15,177	194
3.500% due 02/15/39	115	128	BP PLC - ADR	17,053	630
			Cenovus Energy, Inc.	20,572	300
Total Long-Term Investments			Cheniere Energy, Inc.(Æ)	1,133	78
(cost $148,328)		144,234	Chevron Corp.	2,955	262
Common Stocks - 39.1%			Columbia Pipeline Group, Inc.	1,802	53
Consumer Discretionary - 3.1%			ConocoPhillips	5,287	266
BAE Systems PLC	86,067	645	Devon Energy Corp.	5,137	254
Barratt Developments PLC	42,758	424	Exxon Mobil Corp.	6,747	534
Belmond, Ltd. Class A(Æ)	3,783	46	Hanergy Thin Film Power Group(Æ)	205,123	104
Berkeley Group Holdings PLC	4,692	247	Kinder Morgan, Inc.	21,252	736
Daimler AG	3,548	317	Lukoil PJSC	2,243	92
Diageo PLC	9,069	254	Occidental Petroleum Corp.	5,480	385
Extended Stay America, Inc.	1,577	30	Royal Dutch Shell PLC Class A	20,289	583
G4S PLC	68,544	294	Royal Dutch Shell PLC - ADR(Æ)	8,383	482
Grupo Televisa SAB - ADR	13,707	478	SemGroup Corp. Class A	1,833	130
Home Depot, Inc.	1,584	185	Sinopec Oilfield Service Corp. Class	179,023	56
HUGO BOSS AG	165	20	H(Æ)
Hyundai Motor Co.	4,652	587	Statoil ASA Class N	22,497	380
Kongsberg Gruppen ASA	924	16	Tatneft JSC	3,555	17
La Quinta Holdings, Inc.(Æ)	1,266	27	TGS Nopec Geophysical Co. ASA - ADR	1,119	24
Lectra SA	8,960	130	Total SA	9,542	473
Matas A/S	13,596	280	Williams Cos., Inc. (The)	5,168	271
McDonald's Corp.	4,711	470			6,304
Mediaset Espana Comunicacion SA	17,380	218
Metropole Television SA	12,510	253	Financial Services - 10.3%
Mr Price Group, Ltd.	615	12	Aberdeen Asset Management PLC	35,231	200
Pearson PLC	17,699	332	ACE, Ltd.	2,644	288
Persimmon PLC Class A(Æ)	12,783	408	Aegon NV	5,800	45
RAI Way SpA(Å)	9,015	47	Aeon Mall Co., Ltd.	2,600	49
Regal Entertainment Group Class A	11,613	239	Aflac, Inc.	2,767	177
Secom Co., Ltd.	4,861	327	Alezander Forbes Group Holdings, Ltd.	75,583	54
Shaw Communications, Inc. Class B	11,181	237	Allianz SE	2,253	369
Shingakukai Co., Ltd.	18,484	95	Ally Financial, Inc.(Æ)	25,724	586
Societe Television Francaise 1	12,161	209	alstria office REIT-AG(ö)	847	12
Stock Spirits Group PLC	120,703	368	American Capital Agency Corp.(ö)	14,005	270
Taylor Wimpey PLC	136,625	415	Amlin PLC	38,998	311
TE Connectivity, Ltd.	11,082	243	Apartment Investment & Management	3,771	147
Vestel Beyaz Esya Sanayi ve Ticaret AS	58,474	256	Co. Class A(ö)
Vivendi SA - ADR	13,254	349	Arthur J Gallagher & Co.	3,774	179
Wal-Mart Stores, Inc.	1,599	115	Ascendas Real Estate Investment	16,200	29
			Trust(Æ)(ö)
		8,573	AXA SA	18,710	493
			Axis Capital Holdings, Ltd.	3,125	180
Consumer Staples - 3.9%			Banco Bilbao Vizcaya Argentaria
Altria Group, Inc.	13,997	761	Colombia SA - ADR	19,262	284
British American Tobacco PLC	9,736	578	Bank Handlowy Warszawie SA	10,047	247
Coca-Cola Co. (The)	34,681	1,425	Bank of Communications Co., Ltd. Class
Imperial Tobacco Group PLC	11,486	603	H	46,188	41
Japan Tobacco, Inc.	2,000	78	Bank of Queensland, Ltd.	6,019	60
Kimberly-Clark Corp.	3,390	390	Bank Pekao SA	1,324	56
KT&G Corp.	2,176	205	Bank Pembangunan Daerah Jawa Barat	4,167,100	248
PepsiCo, Inc.	13,292	1,281	Dan Banten Tbk PT(Æ)
Philip Morris International, Inc.	8,580	734	Bankinter SA	6,643	51
Pola Orbis Holdings, Inc.	1,859	114	Banque Cantonale Vaudoise	245	159
Procter & Gamble Co. (The)	19,381	1,486	Bendigo & Adelaide Bank, Ltd.	15,892	152
Reynolds American, Inc.	9,512	816	Beni Stabili SpA SIIQ(ö)	86,096	68
Swedish Match AB	19,845	607	Big Yellow Group PLC(ö)	6,348	70
Sysco Corp.	10,774	391	BioMed Realty Trust, Inc.(ö)	5,139	111
Tesco PLC	185,390	624	CapitaLand, Ltd.	27,800	66
Unilever NV	9,380	421	CBL & Associates Properties, Inc.(ƒ)	2,500	63
Wesfarmers, Ltd.	5,236	162	Chesapeake Lodging Trust(ƒ)	2,000	53

See accompanying notes which are an integral part of this quarterly report.

330 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cheung Kong Property Holdings, Ltd.	27,000	225	Link REIT (The)(ö)	18,000	106
China Construction Bank Corp. Class H	286,000	233	Macerich Co. (The)(ö)	663	52
China Everbright Bank Co.	137,742	77	Man Group PLC	99,126	252
China Life Insurance Co., Ltd. Class H	43,126	158	Mapfre SA	3,820	12
China Vanke Co., Ltd.	23,600	56	Mercury General Corp.	2,640	149
Cincinnati Financial Corp.	2,718	150	Meritz Securities Co., Ltd.	7,270	36
CIT Group, Inc.	16,783	789	Mitsubishi Estate Co., Ltd.	6,000	134
Citigroup, Inc.	2,500	69	Mitsui Fudosan Co., Ltd.	6,000	170
Citizens Financial Group, Inc.	24,935	650	MMI Holdings, Ltd.	6,113	14
CK Hutchison Holdings, Ltd.	20,219	300	Moex Industries	216,182	248
CME Group, Inc. Class A	3,025	291	Monogram Residential Trust, Inc.(ö)	306	3
CNP Assurances	1,856	31	Muenchener Rueckversicherungs-	6,015	1,107
Colony Capital, Inc.(ƒ)	2,000	52	Gesellschaft AG
Commonwealth Bank of Australia - ADR	3,701	236	National Retail Properties, Inc.(ƒ)	2,200	54
Coronation Fund Managers, Ltd.	12,058	74	New China Life Insurance Co., Ltd.	14,086	60
Corrections Corp. of America(ö)	11,454	403	New World Development Co., Ltd.	98,000	118
Credit Agricole SA	4,446	70	NN Group NV(Æ)	3,131	97
Crown Castle International Corp.(ö)	1,588	130	Nomura Master Real Estate Fund, Inc.	39	47
CyrusOne, Inc.(ö)	1,892	58	Nordea Bank AB	14,544	181
DDR Corp.(ƒ)(ö)	9,883	181	NorthStar Realty Finance Corp.(ƒ)	2,100	54
Derwent London PLC(ö)	973	55	NSI NV(ö)	14,055	63
Deutsche Boerse AG	225	20	Omega Healthcare Investors, Inc.(ö)	2,527	92
Deutsche Wohnen AG	4,774	118	Pennsylvania Real Estate Investment	1,939	51
Digital Realty Trust, Inc.(ƒ)	2,100	54	Trust(ƒ)
Douglas Emmett, Inc.(ö)	2,072	61	People's United Financial, Inc.	14,346	233
DuPont Fabros Technology, Inc.(ƒ)	2,000	51	Powszechny Zaklad Ubezpieczen SA	2,383	273
Education Realty Trust, Inc.(ö)	1,282	41	ProAssurance Corp.	527	25
Empire State Realty Trust, Inc. Class			PS Business Parks, Inc.(ƒ)	5,100	126
A(ö)	2,794	50	Public Storage(ƒ)(ö)	3,910	245
Equity Commonwealth	475	12	Pure Industrial Real Estate Trust(Æ)	3,835	14
Equity Residential(ö)	3,001	224	QTS Realty Trust, Inc. Class A(ö)	1,116	46
Euler Hermes Group	1,500	157	Regency Centers Corp.(ƒ)(ö)	3,403	142
Euronext NV	6,699	306	RMB Holdings, Ltd.	7,460	41
Extra Space Storage, Inc.(ö)	2,109	155	Royal Bank of Canada - GDR	466	27
Federation Centres(ö)	45,275	99	Sampo OYJ Class A	10,602	524
Fifth Third Bancorp	23,670	499	Scentre Group(Æ)(ö)	36,874	107
Fonciere Des Regions(ö)	834	72	SCOR SE - ADR	10,764	413
Global Logistic Properties, Ltd.	13,000	22	Simon Property Group, Inc.(ö)	2,008	376
Gramercy Property Trust, Inc.(ö)	2,509	61	Singapore Exchange, Ltd.	33,100	193
Great-West Lifeco, Inc.(Þ)	5,630	159	SL Green Realty Corp.(ö)	1,351	156
Hammerson PLC(ö)	13,241	136	Societe Generale SA	920	45
Hang Seng Bank, Ltd.	9,500	195	Sompo Japan Nipponkoa Holdings, Inc.	9,494	335
Hannover Rueck SE	3,582	380	Spirit Realty Capital, Inc.(ö)	6,220	63
Hatteras Financial Corp.(ö)	11,338	184	St. James's Place PLC	15,789	241
Health Care REIT, Inc.(ö)	10,192	707	Starwood Waypoint Residential Trust(ö)	2,870	70
Hellenic Exchanges - Athens Stock			Sun Communities, Inc.(ö)	1,549	108
Exchange SA	13,232	54	Sun Hung Kai Properties, Ltd.	10,000	154
Henderson Land Development Co., Ltd.	4,000	26	Svenska Handelsbanken AB A Shares	21,567	329
Hispania Activos Inmobiliarios SA(Æ)	3,162	48	T Rowe Price Group, Inc.	111	9
Hongkong Land Holdings, Ltd.	14,400	111	Talanx AG	1,291	41
Hospitality Properties Trust(ƒ)	3,000	79	Thomson Reuters Corp.	705	28
Host Hotels & Resorts, Inc.(ö)	5,085	99	Toronto Dominion Bank	6,406	258
HSBC Holdings PLC	20,863	189	Travelers Cos., Inc. (The)	2,640	280
Hulic Reit, Inc.(ö)	59	78	Tryg A/S	14,472	292
Huntington Bancshares, Inc.	14,319	167	Two Harbors Investment Corp.(ö)	48,244	493
IG Group Holdings PLC	13,308	155	UDR, Inc.(ö)	4,170	141
Insurance Australia Group, Ltd.	76,960	331	Unibail-Rodamco SE(ö)	1,566	417
Intact Financial Corp.	1,324	91	UnipolSai SpA	18,477	48
Interactive Brokers Group, Inc. Class A	7,024	282	United Business Media, Ltd.	31,801	264
Iron Mountain, Inc.(ö)	10,492	315	Urstadt Biddle Properties, Inc.(ƒ)	3,025	78
Japan Retail Fund Investment Corp.(ö)	38	74	Vornado Realty Trust(ƒ)(ö)	6,508	305
Kilroy Realty Corp.(ö)	1,083	77	Wells Fargo & Co.	25,687	1,486
Klepierre - GDR(ö)	5,051	230	Wereldhave NV(ö)	2,910	172
Komercni Banka AS	1,333	298	Westfield Corp.(ö)	15,613	114
Land Securities Group PLC(ö)	7,065	143	Westpac Banking Corp.	8,545	218
Lar Espana Real Estate SOCIMI SA(ö)	1,784	18	Zions Bancorporation	17,100	533

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 331

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zurich Insurance Group AG	108	33	Automatic Data Processing, Inc.	5,774	461
		28,630	Babcock & Wilcox Enterprises, Inc.(Æ)	3,765	74
			BBA Aviation PLC	42,348	196
Health Care - 3.1%			Boeing Co. (The)	1,305	188
As One Corp.	3,981	131	bpost SA	1,666	47
AstraZeneca PLC	2,835	191	BWX Technologies, Inc.	7,767	191
AstraZeneca PLC - ADR(Æ)	13,514	457	Canadian Pacific Railway, Ltd.	612	99
Bristol-Myers Squibb Co.	2,191	144	Canon, Inc.	14,229	455
Eli Lilly & Co.	1,963	166	Central Japan Railway Co.	500	87
GlaxoSmithKline PLC - ADR	53,650	1,166	China Merchants Holdings International	86,000	313
Johnson & Johnson	10,751	1,077	Co., Ltd.
			China Railway Construction Corp., Ltd.
Medikit Co., Ltd.	621	20		18,723	24
			Class H
Medtronic PLC	5,117	401	Cobham PLC	100,574	410
Merck & Co., Inc.	7,859	463	COSCO Pacific, Ltd.	98,000	128
Nakanishi, Inc.	2,020	81	Cosel Co., Ltd.	16,739	196
Novartis AG	8,779	912	CRRC Corp., Ltd.(Æ)	128,000	161
Pfizer, Inc.	39,938	1,440	Cummins, Inc.	261	34
Roche Holding AG	1,999	577	Danone SA	10,867	736
Sanofi - ADR	6,686	719	Deutsche Post AG	6,011	182
Shionogi & Co., Ltd.	237	9	Disco Corp.	712	55
Sonic Healthcare, Ltd.	11,828	179	Dogus Otomotiv Servis ve Ticaret AS	28,947	168
Stryker Corp.	4,849	496	easyJet PLC	4,149	106
Takeda Pharmaceutical Co., Ltd.	2,100	106	Emerson Electric Co.	4,315	223
		8,735	Ferrovial SA	6,821	166
			Flughafen Zuerich AG	351	288
Materials and Processing - 2.3%			Groupe Eurotunnel SE	33,751	485
Abertis Infraestructuras SA	15,521	254	Grupo Aeroportuario del Pacifico SAB de
Akcansa Cimento AS	49,064	278	CV - ADR(Æ)	3,150	248
Akorn, Inc.(Æ)	7,191	300	Hamburger Hafen und Logistik AG	9,825	189
Alumina, Ltd.	163,144	177	Kitagawa Industries Co., Ltd.	7,131	83
Atlantia SpA	15,087	403	Kone OYJ Class B	969	41
BASF SE	3,979	343	Kuehne & Nagel International AG	856	118
BHP Billiton, Ltd. - ADR	12,405	239	Lockheed Martin Corp.	3,540	733
Boliden AB	6,823	126	Macquarie Infrastructure Corp.	1,168	99
Dow Chemical Co. (The)	6,055	285	Metka SA	27,862	191
Eregli Demir ve Celik Fabrikalari TAS	5,402	8	Nestle SA	9,203	697
Evraz PLC(Æ)	119,106	187	Oesterreichische Post AG	2,078	93
Goldin Financial Holdings, Ltd.(Æ)	53,275	43	Orkla ASA	50,654	404
James Hardie Industries PLC	5,886	82	Pfeiffer Vacuum Technology AG	2,478	227
Jiangsu Expressway Co., Ltd. Class H	58,000	72	Qantas Airways, Ltd.(Æ)	2,513	7
Koza Altin Isletmeleri AS	24,822	209	Raytheon Co.	1,989	217
Mosaic Co. (The)	4,588	197	RR Donnelley & Sons Co.	18,149	318
Nippon Fine Chemical Co., Ltd.	13,141	100	Secom Joshinetsu Co., Ltd.	4,502	136
Nippon Paint Holdings Co., Ltd.	4,615	132	Shanghai Electric Group Co., Ltd. Class	124,669	77
Nitto FC Co., Ltd.	19,585	126	H
Norsk Hydro ASA	2,178	8	Skanska AB Class B	10,861	228
Novolipetsk Steel OJSC(Æ)	163,708	211	Teekay Corp.	4,647	166
OHL Mexico SAB de CV(Æ)	32,608	53	Unilever PLC	5,479	248
Pacific Textiles Holdings, Ltd.	204,000	324	Union Pacific Corp.	1,516	148
Potash Corp. of Saskatchewan, Inc.	15,561	423	United Parcel Service, Inc. Class B	1,016	104
Rio Tinto PLC(Æ)	5,754	223	United Technologies Corp.	1,010	101
Siemens AG	2,194	235	UTi Worldwide, Inc.(Æ)	26,186	220
Soda Sanayii AS	172,512	283	Vinci SA	5,408	347
Tongyang Cement & Energy Corp.(Æ)	23,921	122	Waste Management, Inc.	3,946	202
Transurban Group - ADR(Æ)	78,723	573	Wharf Holdings, Ltd. (The)	7,564	48
Ultrapar Participacoes SA	3,988	82			12,288
Westshore Terminals Investment Corp.	3,701	82
Yara International ASA	5,630	280	Technology - 4.4%
		6,460	America Movil SAB de CV	778,072	757
			Analog Devices, Inc.	625	36
Producer Durables - 4.4%			AVX Corp.	7,359	99
3M Co.	1,378	209	BCE, Inc.	13,678	563
Accenture PLC Class A	4,096	422	CA, Inc.	1,940	57
AMVIG Holdings, Ltd.	548,000	258	Com2uS Corp.(Æ)	1,839	196
Auckland International Airport, Ltd.	66,028	236	Corning, Inc.	3,375	63

See accompanying notes which are an integral part of this quarterly report.

332 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ei Towers SpA	2,789	179	PG&E Corp.	3,285	173
Eutelsat Communications SA	5,969	182	PPL Corp.	35,987	1,145
Google, Inc. Class C(Æ)	1,322	869	Public Service Enterprise Group, Inc.	869	36
Icom, Inc.	4,043	96	Scottish & Southern Energy PLC	19,577	463
Intel Corp.	17,713	513	Sempra Energy	2,516	256
International Business Machines Corp.	997	161	Snam Rete Gas SpA	25,433	125
KLA-Tencor Corp.	3,467	184	Southern Co.	5,304	237
Microchip Technology, Inc.	4,954	212	Swisscom AG	980	570
Microsoft Corp.	39,219	1,832	Talen Energy Corp.(Æ)	2,484	39
Netia SA	183,595	275	Tallgrass Energy GP, LP Class A	2,280	69
NTT DOCOMO, Inc.	16,339	345	Targa Resources Partners, LP	5,220	195
Oracle Corp.	27,192	1,086	TECO Energy, Inc.	20,796	460
QUALCOMM, Inc.	5,293	341	Telkom SA SOC, Ltd.	25,516	124
Rogers Communications, Inc. Class B	32,796	1,150	Telstra Corp., Ltd.	97,588	462
Seagate Technology PLC	6,530	330	Terna Rete Elettrica Nazionale SpA	99,351	463
Singapore Telecommunications, Ltd.	90,366	269	Tokyo Gas Co., Ltd.	17,000	92
Skyworks Solutions, Inc.	1,999	191	Towngas China Co., Ltd.	52,000	48
STMicroelectronics NV	4,718	37	TransCanada Corp.	7,751	301
Symantec Corp.	2,784	63	United Utilities Group PLC	9,521	133
Taiwan Semiconductor Manufacturing	11,800	261	Verizon Communications, Inc.	11,237	526
Co., Ltd. - ADR			WEC Energy Group, Inc.	9,074	445
Telefonaktiebolaget LM Ericsson Class B	24,818	265	Xcel Energy, Inc.	1,589	55
TELUS Corp.	5,672	194			14,820
Texas Instruments, Inc.	57	3

Vodafone Group PLC	298,725	1,129	Total Common Stocks
VTech Holdings, Ltd.	11,700	146
			(cost $111,730)		108,609
		12,084	Preferred Stocks - 1.2%
			Consumer Discretionary - 0.1%
Utilities - 5.3%			CHS, Inc.	8,000	218
8Point3 Energy Partners, LP Class A(Æ)	1,831	29	GMAC Capital Trust I	2,000	52
Abengoa Yield PLC	1,683	43
AGL Resources, Inc.	3,455	42			270
Aguas Andinas SA Class A	94,907	50	Financial Services - 0.9%
Alliant Energy Corp.	1,199	74	Aegon NV	4,500	115
AltaGas, Ltd. - ADR	1,502	41	Allstate Corp. (The)	5,000	133
Ameren Corp.	12,195	501	American Financial Group, Inc.	2,000	51
APA Group	14,319	95	Arch Capital Group, Ltd.	2,000	53
AT&T, Inc.	17,690	615	Bank of America Corp.	5,119	133
Atmos Energy Corp.	660	37	Barclays Bank PLC	5,500	144
Canadian Natural Resources, Ltd.	7,756	189	BB&T Corp.	2,200	55
CenterPoint Energy, Inc.	2,283	44	Fifth Third Bancorp	2,000	56
CenturyLink, Inc.	15,043	430	First Republic Bank	3,000	72
Chugoku Electric Power Co., Inc. (The)	5,300	79	Goldman Sachs Group, Inc. (The)	2,000	53
CMS Energy Corp.	2,250	77	Hanover Insurance Group, Inc. (The)	2,000	51
Deutsche Telekom AG	15,882	287	Hartford Financial Services Group, Inc.	2,000	62
Dominion Midstream Partners, LP	2,678	94	(The)
Dominion Resources, Inc.	4,818	345	ING Groep NV	4,000	104
DTE Energy Co.	1,241	100	JPMorgan Chase & Co.	2,500	63
Duke Energy Corp.	9,066	673	Morgan Stanley	10,125	269
Edison International	1,148	69	National Westminster Bank PLC	1,400	36
Electric Power Development Co., Ltd.	3,200	111	PartnerRe, Ltd.	2,500	69
			PNC Financial Services Group, Inc.
Electricite de France SA	15,309	365		2,000	55
			(The)
Enbridge, Inc.	5,470	238	PrivateBancorp, Inc.	1,536	41
Energias de Portugal SA	20,159	75	RBS Capital Funding Trust VI	2,000	50
Energy Transfer Equity, LP	4,682	141	Regions Financial Corp.	6,200	162
Entergy Corp.	5,973	424	Reinsurance Group of America, Inc.	2,000	57
Enterprise Products Partners, LP	12,822	363	State Street Corp.	2,000	52
Exelon Corp.	23,947	768	SunTrust Banks, Inc.	1,700	43
Gas Natural SDG SA	10,806	235	The Charles Schwab Corp.	2,000	50
GDF Suez	13,150	252	US Bancorp	1,500	43
Moscow United Electric Grid Co. JSC(Æ)	243,801	3	VEREIT, Inc.	6,600	162
National Grid PLC	65,013	865	Wells Fargo & Co.	8,000	208
NextEra Energy, Inc.	4,026	424	Wells Fargo Real Estate Investment
NiSource, Inc.	1,802	31		2,000	52
			Corp.
Pattern Energy Group, Inc. Class A	4,203	103	WR Berkley Corp.	2,000	49
Pennon Group PLC	7,111	91

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 333

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
			Principal		Fair
		Amount ($)			Value
		or Shares			$
					2,543
	Utilities - 0.2%
	Integrys Energy Group, Inc.		4,000		111
	NextEra Energy Capital Holdings, Inc.		2,200		55
	Qwest Corp.		4,500		115
	SCE Trust III		6,000		167
					448
	Total Preferred Stocks
	(cost $3,225)				3,261
	Warrants & Rights - 0.0%
	Lar Espana Real Estate SOCIMI SA (Æ)
	2015 Rights		1,784		2
	Meritz Securities Co., Ltd.(Æ)
	2015 Rights		2,045		3
	Total Warrants & Rights
	(cost $—)				5
Short	-Term Investments - 6.9%
	GE Capital Australia Funding Pty, Ltd.
	7.000% due 10/08/15	AUD	70		52
	Hungary Government International Bond
	5.500% due 02/12/16	HUF	84,750		310
	Mexican Bonos
	Series M 10
	8.000% due 12/17/15	MXN	709		45
	Petroleos de Venezuela SA
	Series 2015
	5.000% due 10/28/15		30		30
	Philippine Government International
	Bond
	7.000% due 01/27/16	PHP	5,000		110
	Russell U.S. Cash Management Fund		18,035,514	(8)	18,036
	Titulos De Tesoreria B Bonds
	7.250% due 06/15/16	COP	354,000		126
	Turkey Government International Bond
	9.000% due 01/27/16	TRY	840		302
	United States Treasury Notes
	1.500% due 07/31/16		285		288
	Total Short-Term Investments
	(cost $19,343)				19,299
	Total Investments 99.1%
	(identified cost $282,626)				275,408

	Other Assets and Liabilities,
Net	- 0.9%				2,368

	Net Assets - 100.0%				277,776

See accompanying notes which are an integral part of this quarterly report.

334 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
1.1%
1011778 BC ULC / New Red Finance, Inc.		05/14/15			500,000		100.00	500	500
Blue Coat Holdings, Inc.		05/19/15			250,000		100.00	250	256
Constellis Holdings LLC / Constellis Finance Corp.		05/06/15			500,000		99.53	498	478
Daimler Finance North America LLC		07/28/15			150,000		99.81	150	150
PharMEDium Healthcare Corp. Covenant-Lite 2nd Lien Term Loan		03/25/14			1,000,000		101.00	1,010	1,001
RAI Way SpA		07/29/15	EUR			9,015	5.24	47	47
Simmons Foods, Inc.		07/10/15			70,000		92.79	65	64
Wayne Merger Sub LLC		07/30/15			580,000		100.00	580	580
									3,076
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
MSCI EAFE Mini Index Futures				15	USD	1,404	09/15		17
MSCI Emerging Markets Mini Index Futures				3	USD	135	09/15		(7)
Russell 1000 Mini Index Futures				6	USD	702	09/15		(3)
S&P 500 E-Mini Index Futures			132		USD	13,850	09/15		102
S&P E-Mini Financial Select Sector Index Futures				67	USD	4,198	09/15		117
S&P Mid 400 E-Mini Index Futures				6	USD	900	09/15		(20)
TOPIX Index Futures				24	JPY	398,400	09/15		33
United States 5 Year Treasury Note Futures				6	USD	719	09/15		3
United States Treasury Long Bond Futures				4	USD	624	09/15		4
Short Positions
Amsterdam Index Futures				2	EUR	197	08/15		(3)
CAC 40 Index Futures				18	EUR	915	08/15		(11)
DAX Index Futures				2	EUR	565	09/15		(24)
EURO STOXX 50 Index Futures				14	EUR	504	09/15		(26)
FTSE 100 Index Futures				75	GBP	4,991	09/15		(28)
FTSE/MIB Index Futures				2	EUR	235	09/15		(16)
IBEX 35 Index Futures				3	EUR	335	08/15		(1)
MSCI Emerging Markets Mini Index Futures				80	USD	3,600	09/15		161
OMXS 30 Index Futures				12	SEK	1,937	08/15		(1)
S&P E-mini Utilities Select Sector Index Futures				96	USD	4,236	09/15		(114)
S&P/TSX 60 Index Futures				15	CAD	2,554	09/15		9
SPI 200 Index Futures				3	AUD	424	09/15		(8)
United States 10 Year Treasury Note Futures				34	USD	4,333	09/15		(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									183

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Brown Brothers Harriman	USD		10		EUR	9	08/04/15		—
Brown Brothers Harriman	USD		11		EUR	10	08/04/15		—
Brown Brothers Harriman	USD		12		EUR	11	08/04/15		—
Brown Brothers Harriman	USD		12		EUR	11	08/04/15		—
Brown Brothers Harriman	EUR		90		USD	99	08/04/15		—
Brown Brothers Harriman	GBP		7		USD	11	08/04/15		—
Credit Suisse	USD		827		EUR	730	09/16/15		(25)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 335

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought	Settlement Date		$
Credit Suisse	EUR		80	USD	87		09/16/15
HSBC	USD		503	CHF	460		09/16/15
HSBC	USD		3,297	EUR	2,900		09/16/15	(111)
State Street	USD		12	EUR	11		08/03/15
State Street	USD		12	EUR	11		08/03/15
State Street	USD		905	GBP	580		09/16/15
State Street	USD		13	HKD	103		08/03/15
State Street	USD		13	HKD	102		08/04/15
State Street	USD		3,183	JPY	395,500		09/16/15
State Street	AUD		1,120	USD	855		09/16/15
State Street	CAD		2,600	USD	2,107		09/16/15
State Street	CHF		1,220	USD	1,315		09/16/15
State Street	EUR		24	USD	27		08/03/15
State Street	EUR		91	USD	99		08/03/15
State Street	EUR		800	USD	902		09/16/15
State Street	EUR		5,670	USD	6,390		09/16/15
State Street	GBP		5,360	USD	8,208		09/16/15	(161)
State Street	HKD		106	USD	14		08/03/15
State Street	HKD		113	USD	15		08/04/15
State Street	JPY		2,682	USD	22		08/04/15
State Street	NOK		12,430	USD	1,592		09/16/15
State Street	SEK		3,610	USD	435		09/16/15
UBS	USD		323	CHF	300		09/16/15
UBS	USD		32	JPY	4,000		09/16/15
UBS	USD		480	JPY	60,000		09/16/15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
					Fund (Pays)/
					Receives		Termination	Fair Value
Reference Entity	Counterparty			Notional Amount	Fixed Rate		Date	$
Markit CDX EM Index	Morgan Stanley			USD	6,930	5.000%	06/20/20
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $438

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Long-Term Investments
Asset-Backed Securities	$—			$381	$—			$381
Corporate Bonds and Notes	—			47,356	—			47,356
International Debt	—			21,743	—			21,743
Loan Agreements	—			51,272	—			51,272
Mortgage-Backed Securities	—			448	—			448
Non-US Bonds	—			21,995	—			21,995
United States Government Agencies	—			911	—			911
United States Government Treasuries	—			128	—			128
Common Stocks
Consumer Discretionary	1,827			6,746	—			8,573
Consumer Staples	7,284			3,431	—			10,715
Energy	4,381			1,819	104			6,304

See accompanying notes which are an integral part of this quarterly report.

336 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Financial Services	14,129	14,501	—	28,630
Health Care	4,644	4,091	—	8,735
Materials and Processing	1,122	5,338	—	6,460
Producer Durables	4,457	7,831	—	12,288
Technology	8,965	3,119	—	12,084
Utilities	9,840	4,980	—	14,820
Preferred Stocks	3,261	—	—	3,261
Warrants & Rights	2	3	—	5
Short-Term Investments	—	19,299	—	19,299
Total Investments	59,912	215,392	104	275,408

Other Financial Instruments
Futures Contracts	183	—	—	183
Foreign Currency Exchange Contracts	(1)	157	—	156
Credit Default Swap Contracts	—	427	—	427
Total Other Financial Instruments*	$182	$584	$—	$766

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 337

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 89.4%			Nielsen NV	237	11
Consumer Discretionary - 13.2%			Nike, Inc. Class B	4,257	490
21st Century Fox, Inc.(Æ)	10,120	349	Nu Skin Enterprises, Inc. Class A	284	11
Abercrombie & Fitch Co. Class A	705	14	Pandora Media, Inc.(Æ)	1,810	32
Advance Auto Parts, Inc.	242	42	PulteGroup, Inc.	2,943	61
Amazon.com, Inc.(Æ)	2,052	1,100	PVH Corp.	797	92
AMC Networks, Inc. Class A(Æ)	208	18	Regal Entertainment Group Class A	1,672	34
Ascena Retail Group, Inc.(Æ)	3,338	42	Remy International, Inc.	256	8
AutoNation, Inc.(Æ)	793	49	Sally Beauty Holdings, Inc.(Æ)	375	11
Best Buy Co., Inc.	2,196	71	Scripps Networks Interactive, Inc. Class A	597	37
Cable One, Inc.(Æ)	55	23	SeaWorld Entertainment, Inc.	715	12
Cablevision Systems Corp. Class A	2,094	59	Starbucks Corp.	7,452	432
CarMax, Inc.(Æ)	2,143	138	Taylor Morrison Home Corp. Class A(Æ)	957	18
Charter Communications, Inc. Class A(Æ)	238	44	TEGNA, Inc.	1,865	54
Chico's FAS, Inc.	1,305	20	Tempur Sealy International, Inc.(Æ)	219	17
Choice Hotels International, Inc.	141	7	Tesla Motors, Inc.(Æ)	344	92
Cinemark Holdings, Inc.	781	31	Tiffany & Co.	1,156	111
Clear Channel Outdoor Holdings, Inc. Class			Time Warner, Inc.	4,934	434
A	2,880	28	TJX Cos., Inc.	4,732	330
Comcast Corp. Class A(Æ)	14,746	920	TripAdvisor, Inc.(Æ)	769	61
Costco Wholesale Corp.	2,784	405	Urban Outfitters, Inc.(Æ)	1,573	51
Deckers Outdoor Corp.(Æ)	368	27	Visteon Corp.(Æ)	226	23
Dollar General Corp.	2,083	167	Wal-Mart Stores, Inc.	8,670	624
DR Horton, Inc.	2,712	81	Walt Disney Co. (The)	9,323	1,119
DreamWorks Animation SKG, Inc. Class			Whirlpool Corp.	556	99
A(Æ)	725	17	Wyndham Worldwide Corp.	1,531	126
DSW, Inc. Class A	958	31			11,739
Dunkin' Brands Group, Inc.	958	52
eBay, Inc.(Æ)	5,552	156	Consumer Staples - 7.4%
Expedia, Inc.	692	84	Altria Group, Inc.	14,066	765
Ford Motor Co.	21,357	317	Bunge, Ltd.	647	52
Fortune Brands Home & Security, Inc.	621	30	Campbell Soup Co.	2,795	138
Fossil Group, Inc.(Æ)	397	27	Coca-Cola Co. (The)	10,630	437
GameStop Corp. Class A	1,714	79	Colgate-Palmolive Co.	5,464	372
Gannett Co., Inc.(Æ)	932	12	Constellation Brands, Inc. Class A	597	71
Gentex Corp.	3,254	52	CVS Health Corp.	6,712	755
Goodyear Tire & Rubber Co. (The)	2,724	82	GNC Holdings, Inc. Class A	545	27
Graham Holdings Co. Class B	55	38	Herbalife, Ltd.(Æ)	359	18
H&R Block, Inc.	2,631	88	Hormel Foods Corp.	2,326	138
Harman International Industries, Inc.	482	52	Keurig Green Mountain, Inc.	526	39
Hasbro, Inc.	1,340	106	Kimberly-Clark Corp.	2,584	297
Home Depot, Inc.	8,950	1,047	Kraft Heinz Co. (The)	3,305	262
Hyatt Hotels Corp. Class A(Æ)	488	27	Molson Coors Brewing Co. Class B	1,487	106
International Game Technology PLC(Æ)	482	10	Mondelez International, Inc. Class A	9,898	447
Interpublic Group of Cos., Inc. (The)	1,780	38	PepsiCo, Inc.	9,278	894
JC Penney Co., Inc.(Æ)	10,549	87	Philip Morris International, Inc.	4,891	418
Lamar Advertising Co. Class A(ö)	451	27	Procter & Gamble Co. (The)	13,742	1,054
Lear Corp.	1,030	107	Safeway, Inc.(Æ)	4,648	2
Leggett & Platt, Inc.	680	33	Tyson Foods, Inc. Class A	2,568	114
Lennar Corp. Class A	954	51	Walgreens Boots Alliance, Inc.	1,585	153
Liberty Interactive Corp. QVC Group Class					6,559
A(Æ)	1,594	46
Liberty Ventures Class A(Æ)	226	9	Energy - 6.3%
Madison Square Garden Co. (The) Class A(Æ)	323	27	Anadarko Petroleum Corp.	3,508	261
McDonald's Corp.	5,682	567	Apache Corp.	2,959	136
Michael Kors Holdings, Ltd.(Æ)	852	36	California Resources Corp.	1,795	8
Netflix, Inc.(Æ)	2,569	294	Cheniere Energy, Inc.(Æ)	1,236	85
Newell Rubbermaid, Inc.	1,515	66	Chevron Corp.	9,365	829
News Corp. Class A(Æ)	1,262	19	Cobalt International Energy, Inc.(Æ)	440	3

See accompanying notes which are an integral part of this quarterly report.

338 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Columbia Pipeline Group, Inc.	4,424	129	Huntington Bancshares, Inc.	11,657	136
ConocoPhillips	8,741	440	Intercontinental Exchange, Inc.	514	117
CONSOL Energy, Inc.	4,549	75	JPMorgan Chase & Co.	17,526	1,201
Denbury Resources, Inc.	5,120	20	Kilroy Realty Corp.(ö)	1,430	101
EQT Corp.	2,257	173	Legg Mason, Inc.	2,165	107
Exxon Mobil Corp.	21,225	1,681	Leucadia National Corp.	2,584	61
First Solar, Inc.(Æ)	501	22	Lincoln National Corp.	2,048	115
Halliburton Co.	7,112	297	Macerich Co. (The)(ö)	665	53
Helmerich & Payne, Inc.	1,227	71	MasterCard, Inc. Class A	6,458	629
HollyFrontier Corp.	948	46	MBIA, Inc.(Æ)	504	3
Kosmos Energy, Ltd.(Æ)	1,026	7	MetLife, Inc.	6,203	346
Nabors Industries, Ltd.	4,749	55	NASDAQ OMX Group, Inc. (The)	2,333	119
Noble Corp. PLC	1,228	15	Old Republic International Corp.	1,160	19
Occidental Petroleum Corp.	4,488	315	PayPal Holdings, Inc.(Æ)	5,552	215
Paragon Offshore PLC	409	—	People's United Financial, Inc.	6,651	108
Peabody Energy Corp.	473	1	Public Storage(ö)	857	176
QEP Resources, Inc.	1,612	22	Raymond James Financial, Inc.	1,908	113
Rowan Cos. PLC Class A	1,570	27	Realty Income Corp.(ö)	772	37
Schlumberger, Ltd.	8,132	674	RenaissanceRe Holdings, Ltd.	1,137	122
SM Energy Co.	785	29	SEI Investments Co.	2,715	145
Superior Energy Services, Inc.	1,913	33	Simon Property Group, Inc.(ö)	2,224	416
Tesoro Corp.	1,113	108	SL Green Realty Corp.(ö)	803	92
Ultra Petroleum Corp.(Æ)	832	7	StanCorp Financial Group, Inc.	824	94
Whiting Petroleum Corp.(Æ)	1,117	23	Synovus Financial Corp.	1,170	37
WPX Energy, Inc.(Æ)	2,077	18	TD Ameritrade Holding Corp.	4,432	163
		5,610	Torchmark Corp.	2,565	158
			Total System Services, Inc.	2,598	120
Financial Services - 17.4%			Unum Group	5,074	182
Affiliated Managers Group, Inc.(Æ)	867	180	US Bancorp	9,816	444
Alliance Data Systems Corp.(Æ)	375	103	Visa, Inc. Class A	12,100	912
American Express Co.	6,880	523	Waddell & Reed Financial, Inc. Class A	2,936	132
American International Group, Inc.	8,619	553	Weingarten Realty Investors(ö)	1,406	50
American Tower Corp. Class A(ö)	1,011	96	Wells Fargo & Co.	25,452	1,473
Apartment Investment & Management Co.			Weyerhaeuser Co.(ö)	3,853	118
Class A(ö)	2,311	90	WP Glimcher, Inc.(ö)	1,284	17
Assurant, Inc.	1,255	94	WR Berkley Corp.	1,829	102
Bank of America Corp.	47,474	849	XL Group PLC Class A	3,586	136
BankUnited, Inc.	3,208	117	Zions Bancorporation	4,152	130
Berkshire Hathaway, Inc. Class B(Æ)	9,794	1,398			15,463
CBRE Group, Inc. Class A(Æ)	2,909	110
Chimera Investment Corp.(ö)	445	6	Health Care - 13.3%
Cincinnati Financial Corp.	3,366	186	Abbott Laboratories	7,702	390
Citigroup, Inc.	12,560	734	AbbVie, Inc.	7,637	535
Comerica, Inc.	912	43	Aetna, Inc.	1,106	125
Crown Castle International Corp.(ö)	1,126	92	Allergan PLC(Æ)	408	135
DDR Corp.(ö)	3,346	55	Allscripts Healthcare Solutions, Inc.(Æ)	993	14
Duke Realty Corp.(ö)	4,212	85	Amgen, Inc.	4,291	758
E*Trade Financial Corp.(Æ)	4,055	115	Baxalta, Inc.(Æ)	3,771	124
Eaton Vance Corp.	3,867	148	Baxter International, Inc.	3,771	151
Equifax, Inc.	652	67	Becton Dickinson and Co.	169	26
Federal Realty Investment Trust(ö)	676	93	Biogen, Inc.(Æ)	1,635	521
Federated Investors, Inc. Class B	2,001	67	Bristol-Myers Squibb Co.	8,156	535
Fidelity National Information Services, Inc.	1,695	111	Bruker Corp.(Æ)	746	16
First Horizon National Corp.	3,802	60	Celgene Corp.(Æ)	568	75
FNF Group	4,299	168	Dentsply International, Inc.	1,764	100
FNFV Group(Æ)	1,432	21	Eli Lilly & Co.	5,710	483
Genworth Financial, Inc. Class A(Æ)	4,514	32	Express Scripts Holding Co.(Æ)	4,536	409
Goldman Sachs Group, Inc. (The)	2,470	507	Gilead Sciences, Inc.	7,706	908
Hudson City Bancorp, Inc.	5,916	61	Halyard Health, Inc.(Æ)	323	13

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 339

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
HCA Holdings, Inc.(Æ)	842	78	AGCO Corp.	898	49
Health Net, Inc.(Æ)	409	27	Allison Transmission Holdings, Inc. Class A	500	15
Henry Schein, Inc.(Æ)	1,290	191	Ametek, Inc.	860	46
Hill-Rom Holdings, Inc.	428	24	Avery Dennison Corp.	1,187	72
Hospira, Inc.(Æ)	668	60	Boeing Co. (The)	4,507	650
IDEXX Laboratories, Inc.(Æ)	1,224	89	Booz Allen Hamilton Holding Corp. Class A	1,211	34
Incyte Corp.(Æ)	500	52	Caterpillar, Inc.	4,132	325
Johnson & Johnson	14,881	1,491	Chicago Bridge & Iron Co.	461	24
Medivation, Inc.(Æ)	424	45	Cintas Corp.	713	61
Medtronic PLC	7,884	618	Copa Holdings Class A	212	16
Merck & Co., Inc.	15,711	926	Delta Air Lines, Inc.	3,227	143
Myriad Genetics, Inc.(Æ)	401	14	Emerson Electric Co.	5,760	298
Patterson Cos., Inc.	1,312	66	Flir Systems, Inc.	1,971	61
PerkinElmer, Inc.	2,078	110	Flowserve Corp.	2,221	104
Pfizer, Inc.	36,879	1,330	GATX Corp.	511	27
Regeneron Pharmaceuticals, Inc.(Æ)	412	228	General Electric Co.	52,542	1,371
ResMed, Inc.	905	52	Honeywell International, Inc.	5,132	539
Sirona Dental Systems, Inc.(Æ)	468	49	IDEX Corp.	1,808	137
Tenet Healthcare Corp.(Æ)	1,398	79	IHS, Inc. Class A(Æ)	339	42
United Therapeutics Corp.(Æ)	369	62	Jacobs Engineering Group, Inc.(Æ)	2,018	85
UnitedHealth Group, Inc.	6,346	770	Joy Global, Inc.	1,124	30
Varian Medical Systems, Inc.(Æ)	1,286	111	Kennametal, Inc.	1,039	33
		11,790	L-3 Communications Holdings, Inc.	1,344	155
			Mettler-Toledo International, Inc.(Æ)	372	126
Materials and Processing - 2.9%			Navistar International Corp.(Æ)	312	5
Airgas, Inc.	844	86	Oshkosh Corp.	638	23
Albemarle Corp.	1,165	63	Pall Corp.	1,100	139
Allegheny Technologies, Inc.	1,360	29	Pitney Bowes, Inc.	2,023	42
Ball Corp.	1,447	98	Quanta Services, Inc.(Æ)	1,940	54
Bemis Co., Inc.	1,486	66	Robert Half International, Inc.	1,651	91
Cabot Corp.	555	20	Rockwell Collins, Inc.	1,531	130
Chemours Co. (The)	1,067	12	RR Donnelley & Sons Co.	1,424	25
Domtar Corp.	658	27	Ryder System, Inc.	494	45
Dow Chemical Co. (The)	6,661	314	Snap-on, Inc.	769	127
EI du Pont de Nemours & Co.	5,336	298	Southwest Airlines Co.	2,791	101
FMC Corp.	1,114	54	Teekay Corp.	526	19
Huntsman Corp.	1,323	25	Textron, Inc.	2,068	90
International Flavors & Fragrances, Inc.	520	60	TopBuild Corp.(Æ)	334	10
Lennox International, Inc.	551	65	TransDigm Group, Inc.(Æ)	332	75
Masco Corp.	3,011	79	Trimble Navigation, Ltd.(Æ)	1,732	40
Monsanto Co.	3,444	351	Union Pacific Corp.	6,272	612
Newmont Mining Corp.	2,293	39	United Parcel Service, Inc. Class B	5,059	518
Owens-Illinois, Inc.(Æ)	1,379	29	United Technologies Corp.	5,341	536
Packaging Corp. of America	995	70	Waters Corp.(Æ)	1,344	179
Praxair, Inc.	1,988	227	WESCO International, Inc.(Æ)	875	54
Reliance Steel & Aluminum Co.	589	36	Xylem, Inc.	2,411	83
Royal Gold, Inc.	2,332	118			8,474
Sealed Air Corp.	2,145	114
Steel Dynamics, Inc.	1,639	33	Technology - 15.3%
Tahoe Resources, Inc.	1,578	13	3D Systems Corp.(Æ)	304	4
United States Steel Corp.	2,527	49	Akamai Technologies, Inc.(Æ)	1,200	92
Vulcan Materials Co.	817	74	Ansys, Inc.(Æ)	309	29
WestRock Co.	1,507	95	Apple, Inc.	29,269	3,550
		2,544	Avago Technologies, Ltd. Class A	839	105
			Avnet, Inc.	1,478	62
Producer Durables - 9.5%			Cadence Design Systems, Inc.(Æ)	4,432	93
3M Co.	4,400	666	Cisco Systems, Inc.	26,614	756
Accenture PLC Class A	3,500	361	Computer Sciences Corp.	949	62
AECOM(Æ)	197	6	Cree, Inc.(Æ)	943	23

See accompanying notes which are an integral part of this quarterly report.

340 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal			Fair
	Amount ($) or	Value			Amount ($) or			Value
	Shares	$			Shares			$
Electronic Arts, Inc.(Æ)	3,031	217		Options Purchased - 0.6%
Facebook, Inc. Class A(Æ)	8,223	773		(Number of Contracts)
Fortinet, Inc.(Æ)	757	36		SPX Volatility Index
Freescale Semiconductor, Ltd.(Æ)	543	22		Aug 2015 23.00 Call (1,375)	USD	138	(ÿ)	24
				Sep 2015 21.00 Call (150)	USD	15	(ÿ)	11
Google, Inc. Class A(Æ)	1,303	857		Sep 2015 23.00 Call (283)	USD	28	(ÿ)	17
Google, Inc. Class C(Æ)	1,305	816		Sep 2015 27.00 Call (180)	USD	18	(ÿ)	7
Harris Corp.	882	73		Oct 2015 21.00 Call (65)	USD	7	(ÿ)	8
Hewlett-Packard Co.	9,771	298		Oct 2015 23.00 Call (80)	USD	8	(ÿ)	8
IAC/InterActiveCorp	410	32		Oct 2015 27.00 Call (180)	USD	18	(ÿ)	13
Informatica Corp.(Æ)	1,102	53		Nov 2015 23.00 Call (65)	USD	7	(ÿ)	8
				Nov 2015 27.00 Call (180)	USD	18	(ÿ)	15
Intel Corp.	12,135	351		Aug 2015 12.50 Put (1,375)	USD	138	(ÿ)	24
International Business Machines Corp.	3,241	525		Aug 2015 17.00 Put (205)	USD	21	(ÿ)	73
JDS Uniphase Corp.(Æ)	3,969	44		Aug 2015 20.00 Put (200)	USD	20	(ÿ)	126
Lam Research Corp.	1,621	125		Sep 2015 17.00 Put (215)	USD	22	(ÿ)	62
Leidos Holdings, Inc.	900	37		Sep 2015 21.00 Put (180)	USD	18	(ÿ)	115
				Oct 2015 18.00 Put (100)	USD	10	(ÿ)	36
Linear Technology Corp.	4,274	175		Total Options Purchased
LinkedIn Corp. Class A(Æ)	183	37
Marvell Technology Group, Ltd.	1,954	24		(cost $597)				547
Maxim Integrated Products, Inc.	1,820	62
Microchip Technology, Inc.	2,564	110	Short	-Term Investments - 9.0%
				Russell U.S. Cash Management Fund		7,982,542	(8)	7,983
Micron Technology, Inc.(Æ)	7,807	145		Total Short-Term Investments
Microsoft Corp.	39,090	1,826
NetSuite, Inc.(Æ)	320	32		(cost $7,983)				7,983
Oracle Corp.	20,062	801
QUALCOMM, Inc.	9,016	581		Total Investments 99.0%
SBA Communications Corp. Class A(Æ)	1,097	132		(identified cost $62,423)				87,940
Seagate Technology PLC	121	6
Skyworks Solutions, Inc.	674	65		Other Assets and Liabilities, Net
Splunk, Inc.(Æ)	453	32		- 1.0%				849
Teradyne, Inc.	2,531	49		Net Assets - 100.0%				88,789
Texas Instruments, Inc.	6,986	349
VeriSign, Inc.(Æ)	1,322	94
Vishay Intertechnology, Inc.	1,240	14
VMware, Inc. Class A(Æ)	362	32
Zynga, Inc. Class A(Æ)	1,760	4
		13,605

Utilities - 4.1%
AGL Resources, Inc.	769	37
Ameren Corp.	3,981	164
American Electric Power Co., Inc.	4,308	244
AT&T, Inc.	25,721	894
Calpine Corp.(Æ)	2,233	41
CMS Energy Corp.	7,106	244
Duke Energy Corp.	5,607	416
Frontier Communications Corp.	4,965	23
NiSource, Inc.	4,424	77
NRG Energy, Inc.	3,627	81
Pepco Holdings, Inc.	4,275	114
Pinnacle West Capital Corp.	2,955	182
Questar Corp.	1,644	36
SCANA Corp.	2,626	144
Verizon Communications, Inc.	18,621	871
Westar Energy, Inc. Class A	1,532	58
		3,626

Total Common Stocks
(cost $53,843)		79,410

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 341

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional	Expiration		(Depreciation)
			Contracts		Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			43	USD	4,512		09/15	6
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								6

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Call	68	2,090.00	USD	7		08/07/15	(135)
S&P 500 Index	Call	43	2,110.00	USD	4		08/07/15	(30)
S&P 500 Index	Call	34	2,120.00	USD	3		08/07/15	(10)
S&P 500 Index	Call	43	2,100.00	USD	4		08/14/15	(74)
S&P 500 Index	Call	34	2,120.00	USD	3		08/14/15	(23)
S&P 500 Index	Call	129	2,080.00	USD	13		08/21/15	(445)
S&P 500 Index	Call	43	2,110.00	USD	4		08/28/15	(80)
SPX Volatility Index	Call	225	14.00	USD	23		08/19/15	(21)
SPX Volatility Index	Call	225	14.50	USD	23		08/19/15	(19)
SPX Volatility Index	Call	238	15.00	USD	24		08/19/15	(17)
SPX Volatility Index	Call	325	35.00	USD	33		10/21/15	(12)
SPX Volatility Index	Call	245	35.00	USD	25		11/18/15	(11)
SPX Volatility Index	Put	855	14.00	USD	86		08/19/15	(81)
SPX Volatility Index	Put	450	14.50	USD	45		08/19/15	(60)
SPX Volatility Index	Put	475	15.00	USD	48		08/19/15	(83)
SPX Volatility Index	Put	395	14.00	USD	40		09/16/15	(28)
Total Liability for Options Written (premiums received $1,519)								(1,129)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				3,165	$2,226
Opened				55,921	19,770
Closed				(55,259)	(20,477)
Expired				—	—
Outstanding July 31, 2015				3,827	$1,519

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Common Stocks
Consumer Discretionary		$11,739		$—		$—		$11,739
Consumer Staples		6,557		—		2		6,559
Energy		5,610		—		—		5,610
Financial Services		15,463		—		—		15,463
Health Care		11,790		—		—		11,790
Materials and Processing		2,544		—		—		2,544
Producer Durables		8,474		—		—		8,474
Technology		13,605		—		—		13,605
Utilities		3,626		—		—		3,626
Options Purchased		547		—		—		547

See accompanying notes which are an integral part of this quarterly report.

342 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Short-Term Investments	—	7,983		—	7,983
Total Investments	79,955	7,983		2	87,940

Other Financial Instruments
Futures Contracts	6	—		—	6
Options Written	(1,129)	—		—	(1,129)
Total Other Financial Instruments*	$(1,123)	$—		$—	$(1,123)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 343

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.3%			Estee Lauder Cos., Inc. (The) Class A	9,203	820
Consumer Discretionary - 13.9%			Expedia, Inc.	3,276	398
21st Century Fox, Inc.(Æ)	37,938	1,308	Express, Inc.(Æ)	1,226	23
Aaron's, Inc. Class A	3,391	125	Finish Line, Inc. (The) Class A	682	19
Advance Auto Parts, Inc.	3,572	622	Foot Locker, Inc.	7,600	536
Amazon.com, Inc.(Æ)	6,967	3,735	Ford Motor Co.	223,652	3,317
AMC Networks, Inc. Class A(Æ)	838	71	Fortune Brands Home & Security, Inc.	2,332	111
Amerco, Inc.	224	81	Fossil Group, Inc.(Æ)	1,320	91
American Eagle Outfitters, Inc.	2,033	36	GameStop Corp. Class A	5,313	244
Aramark	2,052	65	Gannett Co., Inc.(Æ)	5,905	75
AutoNation, Inc.(Æ)	1,566	98	Gap, Inc. (The)	3,221	118
AutoZone, Inc.(Æ)	1,679	1,177	Garmin, Ltd.	6,925	290
Avis Budget Group, Inc.(Æ)	1,244	54	General Motors Co.	93,574	2,949
Avon Products, Inc.	6,104	35	Genesco, Inc.(Æ)	296	19
Bed Bath & Beyond, Inc.(Æ)	6,644	433	Gentex Corp.	8,319	134
Belmond, Ltd. Class A(Æ)	1,328	16	Genuine Parts Co.	8,058	717
Best Buy Co., Inc.	13,942	450	Goodyear Tire & Rubber Co. (The)	19,475	587
BJ's Restaurants, Inc.(Æ)	309	16	Graham Holdings Co. Class B	439	303
Bob Evans Farms, Inc.	333	17	Group 1 Automotive, Inc.	261	25
BorgWarner, Inc.	1,178	59	Guess?, Inc.	986	22
Brinker International, Inc.	3,937	236	H&R Block, Inc.	3,851	128
Brunswick Corp.	461	24	Hanesbrands, Inc.	10,694	332
Buffalo Wild Wings, Inc.(Æ)	84	16	Harley-Davidson, Inc.	4,133	241
Cabela's, Inc.(Æ)	2,424	108	Harman International Industries, Inc.	2,168	233
Cable One, Inc.(Æ)	439	182	Hasbro, Inc.	2,985	235
Cablevision Systems Corp. Class A	6,675	188	Helen of Troy, Ltd.(Æ)	276	24
CarMax, Inc.(Æ)	4,329	279	Hertz Global Holdings, Inc.(Æ)	4,892	83
Carnival Corp.	32,676	1,741	Hilton Worldwide Holdings, Inc.(Æ)	4,621	124
Carter's, Inc.	2,417	245	Home Depot, Inc.	44,885	5,253
Cato Corp. (The) Class A	396	15	HomeAway, Inc.(Æ)	1,314	39
CBS Corp. Class B	6,197	331	Houghton Mifflin Harcourt Co.(Æ)	1,108	29
Charter Communications, Inc. Class A(Æ)	1,251	233	Hyatt Hotels Corp. Class A(Æ)	2,172	121
Children's Place, Inc. (The)	331	19	Iconix Brand Group, Inc.(Æ)	548	12
Chipotle Mexican Grill, Inc. Class A(Æ)	279	207	International Game Technology PLC(Æ)	631	13
Choice Hotels International, Inc.	1,766	89	International Speedway Corp. Class A	540	19
Cinemark Holdings, Inc.	1,621	64	Interpublic Group of Cos., Inc. (The)	5,949	127
Coach, Inc.	4,199	131	Jack in the Box, Inc.	171	16
Comcast Corp. Class A(Æ)	83,156	5,189	Jarden Corp.(Æ)	5,037	277
Cooper Tire & Rubber Co.	548	18	JC Penney Co., Inc.(Æ)	13,152	108
Costco Wholesale Corp.	18,219	2,647	John Wiley & Sons, Inc. Class A(Æ)	3,769	200
Coty, Inc. Class A(Æ)	3,112	83	Johnson Controls, Inc.	32,178	1,466
Cracker Barrel Old Country Store, Inc.	112	17	KAR Auction Services, Inc.	3,355	131
CST Brands, Inc.	2,583	98	Kate Spade & Co.(Æ)	1,777	36
Dana Holding Corp.	917	17	Kohl's Corp.	13,050	800
Darden Restaurants, Inc.	6,953	513	L Brands, Inc.	3,866	312
Delphi Automotive PLC	4,257	332	Lamar Advertising Co. Class A(ö)	1,086	65
Dick's Sporting Goods, Inc.	7,849	400	Las Vegas Sands Corp.	4,719	264
Dillard's, Inc. Class A	1,276	130	Lear Corp.	5,703	594
DineEquity, Inc.	149	16	Leggett & Platt, Inc.	10,984	525
Discovery Communications, Inc. Class A(Æ)	3,071	101	Lennar Corp. Class A	8,823	468
Discovery Communications, Inc. Class C(Æ)	2,080	63	Liberty Broadband Corp. Class A(Æ)	197	11
DISH Network Corp. Class A(Æ)	5,674	367	Liberty Broadband Corp. Class C(Æ)	866	46
Dollar General Corp.	11,437	919	Liberty Media Corp.(Æ)	8,902	336
Dollar Tree, Inc.(Æ)	14,019	1,094	Liberty Media Corp. Class A(Æ)	16,460	554
Domino's Pizza, Inc.	2,001	228	Liberty TripAdvisor Holdings, Inc. Class
DR Horton, Inc.	13,152	391	A(Æ)	1,036	30
DSW, Inc. Class A	1,056	34	Liberty Ventures Class A(Æ)	2,015	84
Dunkin' Brands Group, Inc.	1,207	65	Lions Gate Entertainment Corp.	1,131	44
eBay, Inc.(Æ)	39,517	1,111	Live Nation Entertainment, Inc.(Æ)	4,942	130

See accompanying notes which are an integral part of this quarterly report.

344 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
LKQ Corp.(Æ)	12,758	401	Tempur Sealy International, Inc.(Æ)	1,605	121
Lowe's Cos., Inc.	32,178	2,232	Tesla Motors, Inc.(Æ)	1,204	320
lululemon athletica, Inc.(Æ)	2,488	156	Thor Industries, Inc.	3,307	185
Macy's, Inc.	4,853	335	Tiffany & Co.	1,892	181
Madison Square Garden Co. (The) Class A(Æ)	4,360	364	Time Warner Cable, Inc.	6,093	1,158
Marriott International, Inc. Class A	2,923	212	Time Warner, Inc.	28,082	2,472
Marriott Vacations Worldwide Corp.	314	26	Time, Inc.(Æ)	1,202	27
Mattel, Inc.	15,111	351	TJX Cos., Inc.	29,760	2,078
Matthews International Corp. Class A	415	22	Toll Brothers, Inc.(Æ)	7,709	300
McDonald's Corp.	26,451	2,641	Tractor Supply Co.	3,946	365
Media General, Inc.(Æ)	1,092	17	TRI Pointe Group, Inc.(Æ)	1,351	20
Meredith Corp.	445	21	Tribune Media Co. Class A	2,949	149
Meritage Homes Corp.(Æ)	448	20	TripAdvisor, Inc.(Æ)	1,688	134
MGM Resorts International(Æ)	9,873	194	Tupperware Brands Corp.	708	41
Michael Kors Holdings, Ltd.(Æ)	2,179	92	Twenty-First Century Fox, Inc.	10,149	340
Mohawk Industries, Inc.(Æ)	1,638	330	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,117	352
Murphy USA, Inc.(Æ)	2,220	122	Under Armour, Inc. Class A(Æ)	4,105	408
Netflix, Inc.(Æ)	10,542	1,205	Urban Outfitters, Inc.(Æ)	2,993	98
New York Times Co. (The) Class A	1,463	19	VF Corp.	16,596	1,279
Newell Rubbermaid, Inc.	8,782	380	Viacom, Inc. Class B	12,475	711
News Corp. Class A(Æ)	24,001	354	Vista Outdoor, Inc.(Æ)	3,169	149
Nielsen	3,956	192	Visteon Corp.(Æ)	794	79
Nike, Inc. Class B	28,256	3,256	WABCO Holdings, Inc.(Æ)	1,600	198
Nordstrom, Inc.	4,160	317	Wal-Mart Stores, Inc.	109,720	7,898
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,091	193	Walt Disney Co. (The)	58,966	7,076
Nu Skin Enterprises, Inc. Class A	2,736	109	Wendy's Co. (The)	15,617	160
NVR, Inc.(Æ)	375	559	Whirlpool Corp.	4,216	749
Office Depot, Inc.(Æ)	19,687	158	Williams-Sonoma, Inc.	674	57
Omnicom Group, Inc.	6,881	503	Wyndham Worldwide Corp.	713	59
O'Reilly Automotive, Inc.(Æ)	6,421	1,543	Wynn Resorts, Ltd.	1,138	117
Pandora Media, Inc.(Æ)	2,887	51	Yum! Brands, Inc.	17,661	1,550
Panera Bread Co. Class A(Æ)	1,615	330			110,525
Penn National Gaming, Inc.(Æ)	1,031	20
Penske Automotive Group, Inc.	2,661	144	Consumer Staples - 6.4%
Polaris Industries, Inc.	2,371	325	Altria Group, Inc.	50,646	2,754
Priceline Group, Inc. (The)(Æ)	782	972	Archer-Daniels-Midland Co.	38,228	1,813
PulteGroup, Inc.	20,695	429	Bunge, Ltd.	7,064	564
PVH Corp.	3,332	387	Campbell Soup Co.	6,773	334
Ralph Lauren Corp. Class A	3,443	433	Church & Dwight Co., Inc.	7,011	605
Regal Entertainment Group Class A	3,078	63	Clorox Co. (The)	5,915	662
Rent-A-Center, Inc. Class A	738	20	Coca-Cola Co. (The)	84,651	3,477
Ross Stores, Inc.	25,244	1,342	Coca-Cola Enterprises, Inc.	5,952	304
Royal Caribbean Cruises, Ltd.	9,477	852	Colgate-Palmolive Co.	23,575	1,604
Ryland Group, Inc. (The)	474	22	ConAgra Foods, Inc.	6,004	265
Sally Beauty Holdings, Inc.(Æ)	6,664	199	Constellation Brands, Inc. Class A	3,243	389
Scholastic Corp.	450	19	Core-Mark Holding Co., Inc.	293	19
Scripps Networks Interactive, Inc. Class A	3,651	228	CVS Health Corp.	35,918	4,040
Service Corp. International	7,369	225	Dean Foods Co.	1,121	20
Signet Jewelers, Ltd.	1,068	129	Dr Pepper Snapple Group, Inc.	8,025	644
Sirius XM Holdings, Inc.(Æ)	36,406	144	Edgewell Personal Care Co.	1,276	122
Six Flags Entertainment Corp.	1,024	48	Energizer Holdings, Inc.	1,276	49
Sonic Automotive, Inc. Class A	657	15	Flowers Foods, Inc.	2,813	61
Standard Pacific Corp.(Æ)	1,913	17	Fresh Del Monte Produce, Inc.	540	21
Staples, Inc.	34,724	511	General Mills, Inc.	18,163	1,057
Star Buffet, Inc.(Æ)	1,315	53	Hain Celestial Group, Inc. (The)(Æ)	3,497	238
Starbucks Corp.	55,216	3,199	Herbalife, Ltd.(Æ)	2,935	148
Starwood Hotels & Resorts Worldwide, Inc.	821	65	Hershey Co. (The)	6,693	622
Target Corp.	48,587	3,977	Hormel Foods Corp.	13,677	810
TEGNA, Inc.	17,310	504	Ingredion, Inc.	6,376	562

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 345

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
JM Smucker Co. (The)	5,313	593	EP Energy Corp. Class A(Æ)	9,386	79
Keurig Green Mountain, Inc.	514	39	EQT Corp.	2,195	169
Kimberly-Clark Corp.	12,753	1,466	Exterran Holdings, Inc.	625	15
Kraft Heinz Co. (The)	7,514	597	Exxon Mobil Corp.	211,199	16,729
Kroger Co. (The)	38,418	1,508	First Solar, Inc.(Æ)	2,169	96
Lancaster Colony Corp.	177	17	FMC Technologies, Inc.(Æ)	3,372	110
McCormick & Co., Inc.	6,784	556	Frank's International	4,293	70
Mead Johnson Nutrition Co. Class A	4,368	386	Golar LNG, Ltd.(Æ)	480	21
Molson Coors Brewing Co. Class B	2,203	157	Gulfport Energy Corp.(Æ)	1,276	42
Mondelez International, Inc. Class A	80,241	3,621	Halliburton Co.	36,540	1,527
Monster Beverage Corp.(Æ)	2,111	324	Helix Energy Solutions Group, Inc.(Æ)	1,385	12
PepsiCo, Inc.	34,111	3,287	Helmerich & Payne, Inc.	3,950	228
Philip Morris International, Inc.	46,609	3,986	Hess Corp.	6,481	382
Pinnacle Foods, Inc.	6,289	283	HollyFrontier Corp.	8,707	420
Post Holdings, Inc.(Æ)	440	24	Hubbell, Inc. Class B(Æ)	4,056	423
Procter & Gamble Co. (The)	107,171	8,220	Kinder Morgan, Inc.	53,573	1,856
Reynolds American, Inc.	18,151	1,557	Kosmos Energy, Ltd.(Æ)	4,466	32
Rite Aid Corp.(Æ)	19,919	177	Laredo Petroleum, Inc.(Æ)	9,930	85
Safeway, Inc.(Æ)	4,520	2	Marathon Oil Corp.	15,815	332
Seaboard Corp.(Æ)	4	14	Marathon Petroleum Corp.	32,279	1,765
Snyders-Lance, Inc.	664	22	Murphy Oil Corp.	7,365	242
SpartanNash Co.	641	21	Nabors Industries, Ltd.	10,354	120
Spectrum Brands Holdings, Inc.	856	91	National Oilwell Varco, Inc.	8,745	368
SUPERVALU, Inc.(Æ)	2,110	19	Newfield Exploration Co.(Æ)	4,602	151
Sysco Corp.	15,566	565	Noble Energy, Inc.	10,040	354
TreeHouse Foods, Inc.(Æ)	303	25	NOW, Inc.(Æ)	4,899	85
Tyson Foods, Inc. Class A	4,975	221	Occidental Petroleum Corp.	29,400	2,064
United Natural Foods, Inc.(Æ)	205	9	Oceaneering International, Inc.	2,196	88
Universal Corp.	372	21	ONEOK, Inc.	1,140	43
Vector Group, Ltd.	710	18	Patterson-UTI Energy, Inc.	5,489	90
Walgreens Boots Alliance, Inc.	18,281	1,767	PBF Energy, Inc. Class A	3,046	96
WhiteWave Foods Co. (The) Class A(Æ)	2,411	124	PDC Energy, Inc.(Æ)	372	17
		50,901	Peabody Energy Corp.	9,104	11
			Phillips 66(Æ)	22,605	1,797
Energy - 7.2%			Pioneer Natural Resources Co.	746	95
Anadarko Petroleum Corp.	13,777	1,024	QEP Resources, Inc.	6,880	96
Apache Corp.	19,587	898	Range Resources Corp.	2,341	92
Baker Hughes, Inc.	20,254	1,178	Rice Energy, Inc.(Æ)	2,048	37
Cabot Oil & Gas Corp.	1,302	34	Rowan Cos. PLC Class A	4,648	80
California Resources Corp.	14,080	60	RPC, Inc.	5,838	72
Cameron International Corp.(Æ)	6,869	347	SandRidge Energy, Inc.(Æ)	29,149	15
Cheniere Energy, Inc.(Æ)	2,255	156	Schlumberger, Ltd.	41,300	3,420
Chesapeake Energy Corp.	21,474	186	SEACOR Holdings, Inc.(Æ)	269	17
Chevron Corp.	96,186	8,511	Seadrill, Ltd.	12,253	109
Cimarex Energy Co.	356	37	SM Energy Co.	3,346	124
Cobalt International Energy, Inc.(Æ)	9,061	70	SolarCity Corp.(Æ)	795	46
Columbia Pipeline Group, Inc.	7,253	212	Southwestern Energy Co.(Æ)	10,353	193
Concho Resources, Inc.(Æ)	509	54	Spectra Energy Corp.	18,992	575
ConocoPhillips	58,688	2,954	SunPower Corp. Class A(Æ)	316	9
CONSOL Energy, Inc.	8,596	142	Superior Energy Services, Inc.	4,249	72
Continental Resources, Inc.(Æ)	1,290	43	Targa Resources Corp.	749	66
CVR Energy, Inc.	126	5	Tesoro Corp.	7,267	707
Denbury Resources, Inc.	13,375	53	Ultra Petroleum Corp.(Æ)	1,397	11
Devon Energy Corp.	19,055	942	Valero Energy Corp.	30,155	1,978
Diamond Offshore Drilling, Inc.	2,936	64	Weatherford International PLC(Æ)	16,505	176
Dril-Quip, Inc.(Æ)	896	52	Whiting Petroleum Corp.(Æ)	6,142	126
Energen Corp.	2,834	156	Williams Cos., Inc. (The)	8,902	467
Ensco PLC Class A	3,559	59	World Fuel Services Corp.	3,557	145
EOG Resources, Inc.	15,270	1,179

See accompanying notes which are an integral part of this quarterly report.

346 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WPX Energy, Inc.(Æ)	6,782	59	CBOE Holdings, Inc.	3,550	220
		57,122	CBRE Group, Inc. Class A(Æ)	8,855	336
			Chambers Street Properties(ö)	2,493	18
Financial Services - 20.7%			Charles Schwab Corp. (The)	24,594	858
Acadia Realty Trust(ö)	782	25	Chemical Financial Corp.	595	20
ACE, Ltd.	21,863	2,378	Chesapeake Lodging Trust(ö)	620	20
Affiliated Managers Group, Inc.(Æ)	1,692	352	Chimera Investment Corp.(ö)	9,505	135
Aflac, Inc.	28,489	1,825	Chubb Corp. (The)	18,824	2,340
Alexander & Baldwin, Inc.	509	19	Cincinnati Financial Corp.	9,839	543
Alexandria Real Estate Equities, Inc.(ö)	901	84	CIT Group, Inc.	4,955	233
Alleghany Corp.(Æ)	852	414	Citigroup, Inc.	112,662	6,586
Alliance Data Systems Corp.(Æ)	210	58	Citizens Financial Group, Inc.	1,456	38
Allied World Assurance Co. Holdings	13,926	589	City National Corp.	2,783	250
Allstate Corp. (The)	33,157	2,286	CME Group, Inc. Class A	17,413	1,672
Ally Financial, Inc.(Æ)	10,011	228	CNA Financial Corp.	3,872	153
American Campus Communities, Inc.(ö)	1,304	49	CNO Financial Group, Inc.	1,856	33
American Capital Agency Corp.(ö)	11,201	216	Colony Capital, Inc.(ö)	1,156	26
American Equity Investment Life Holding			Columbia Banking System, Inc.	762	25
Co.	862	25	Comerica, Inc.	4,865	231
American Express Co.	30,980	2,356	Commerce Bancshares, Inc.	5,358	252
American Financial Group, Inc.	6,831	471	Communications Sales & Leasing, Inc.(ö)	1,148	24
American Homes 4 Rent Class A(ö)	3,071	51	Community Bank System, Inc.	569	22
American International Group, Inc.	52,188	3,346	CoreLogic, Inc.(Æ)	743	29
American National Insurance Co.	1,283	137	Corrections Corp. of America(ö)	2,344	82
American Tower Corp. Class A(ö)	11,368	1,081	Cousins Properties, Inc.(ö)	2,516	26
Ameriprise Financial, Inc.	2,766	348	Crown Castle International Corp.(ö)	470	38
AmTrust Financial Services, Inc.	1,552	108	CubeSmart Class A(ö)	1,335	35
Annaly Capital Management, Inc.(ö)	19,596	195	Cullen/Frost Bankers, Inc.	3,741	271
Aon PLC	5,698	574	CVB Financial Corp.	1,392	25
Arch Capital Group, Ltd.(Æ)	12,167	868	CYS Investments, Inc.(ö)	2,020	16
Argo Group International Holdings, Ltd.	411	23	DCT Industrial Trust, Inc.(ö)	840	29
ARMOUR Residential REIT, Inc.(ö)	5,435	15	DiamondRock Hospitality Co.(ö)	2,041	26
Arthur J Gallagher & Co.	6,977	331	Discover Financial Services	23,483	1,311
Aspen Insurance Holdings, Ltd.	6,713	323	Dun & Bradstreet Corp. (The)	2,073	259
Associated Banc-Corp.	6,655	131	DuPont Fabros Technology, Inc.(ö)	622	19
Associated Estates Realty Corp.(ö)	809	23	E*Trade Financial Corp.(Æ)	5,924	168
Assurant, Inc.	7,193	537	East West Bancorp, Inc.	5,344	239
Assured Guaranty, Ltd.	6,992	171	Eaton Vance Corp.	1,852	71
Astoria Financial Corp.	1,367	21	Education Realty Trust, Inc.(ö)	597	19
AvalonBay Communities, Inc.(ö)	3,768	649	Endurance Specialty Holdings, Ltd.	5,335	371
Axis Capital Holdings, Ltd.	12,203	702	Enstar Group, Ltd.(Æ)	131	21
Banco Latinoamericano de Comercio Exterior			EPR Properties(ö)	579	33
Class E	555	15	Equifax, Inc.	10,596	1,082
BancorpSouth, Inc.	1,136	29	Equinix, Inc.(ö)	247	69
Bank of America Corp.	386,102	6,904	Equity LifeStyle Properties, Inc. Class A(ö)	744	43
Bank of Hawaii Corp.	1,565	106	Equity One, Inc.(ö)	804	21
Bank of New York Mellon Corp. (The)	50,459	2,190	Equity Residential(ö)	10,916	817
BankUnited, Inc.	3,131	114	Erie Indemnity Co. Class A	3,428	296
BB&T Corp.	41,645	1,677	Essex Property Trust, Inc.(ö)	1,414	318
Berkshire Hathaway, Inc. Class B(Æ)	85,830	12,251	EverBank Financial Corp.	1,053	21
BlackRock, Inc. Class A	5,069	1,705	Everest Re Group, Ltd.	4,661	854
BOK Financial Corp.	2,347	156	Extra Space Storage, Inc.(ö)	8,456	622
Broadridge Financial Solutions, Inc.	11,051	600	FactSet Research Systems, Inc.	2,835	470
Brown & Brown, Inc.	5,706	191	Federal Realty Investment Trust(ö)	1,928	264
Camden Property Trust(ö)	2,844	226	Federated Investors, Inc. Class B	2,388	80
Capital One Financial Corp.	29,607	2,407	FelCor Lodging Trust, Inc.(ö)	1,675	16
Capitol Federal Financial, Inc.	1,827	22	Fidelity National Information Services, Inc.	7,378	483
Capstead Mortgage Corp.(ö)	1,505	17	Fifth Third Bancorp	18,954	399
Cathay General Bancorp	936	30	First American Financial Corp.	1,062	43

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 347

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
First Citizens BancShares, Inc. Class A(Æ)	109	28	Lexington Realty Trust(ö)	2,197	19
First Financial Bankshares, Inc.	688	23	Lincoln National Corp.	10,031	565
First Horizon National Corp.	2,204	35	Loews Corp.	15,941	608
First Industrial Realty Trust, Inc.(ö)	1,066	22	LPL Financial Holdings, Inc.	286	13
First Midwest Bancorp, Inc.	1,101	21	LTC Properties, Inc.(ö)	471	21
First Niagara Financial Group, Inc.	11,415	111	M&T Bank Corp.	6,566	861
First Republic Bank	6,206	396	Macerich Co. (The)(ö)	1,490	118
FirstMerit Corp.	1,748	33	Mack-Cali Realty Corp.(ö)	1,143	24
Fiserv, Inc.(Æ)	14,777	1,284	Markel Corp.(Æ)	898	799
FleetCor Technologies, Inc.(Æ)	827	128	Marsh & McLennan Cos., Inc.	17,192	996
FNB Corp.	2,028	28	MasterCard, Inc. Class A	33,259	3,239
FNF Group	19,166	749	MB Financial, Inc.	776	26
Forest City Enterprises, Inc. Class A(Æ)	1,258	29	McGraw Hill Financial, Inc.	3,757	382
Franklin Resources, Inc.	24,458	1,114	Medical Properties Trust, Inc.(ö)	2,166	30
Franklin Street Properties Corp.(ö)	1,420	17	Mercury General Corp.	3,725	210
General Growth Properties, Inc.(ö)	4,319	117	MetLife, Inc.	36,363	2,027
Genworth Financial, Inc. Class A(Æ)	15,346	108	MFA Financial, Inc.(ö)	27,903	210
GEO Group, Inc. (The)(ö)	757	29	MGIC Investment Corp.(Æ)	2,152	24
Glacier Bancorp, Inc.	943	26	Montpelier Re Holdings, Ltd.	535	23
Global Payments, Inc.	3,608	404	Moody's Corp.	7,271	803
Goldman Sachs Group, Inc. (The)	19,130	3,923	Morgan Stanley	61,968	2,407
Government Properties Income Trust(ö)	905	16	Morningstar, Inc.	1,028	88
Gramercy Property Trust, Inc.(ö)	621	15	MSCI, Inc. Class A	8,817	601
Hancock Holding Co.	934	27	NASDAQ OMX Group, Inc. (The)	12,088	617
Hanover Insurance Group, Inc. (The)	4,735	383	National Penn Bancshares, Inc.	1,768	19
Hartford Financial Services Group, Inc.	10,504	499	National Retail Properties, Inc.(ö)	4,931	183
Hatteras Financial Corp.(ö)	1,218	20	Nationstar Mortgage Holdings, Inc.(Æ)	2,378	44
HCC Insurance Holdings, Inc.	9,560	738	Navient Corp.	17,252	271
HCP, Inc.(ö)	12,986	502	NBT Bancorp, Inc.	773	21
Health Care, Inc.(ö)	5,000	347	New Residential Investment Corp.(ö)	1,493	23
Healthcare Realty Trust, Inc.(ö)	1,014	24	New York Community Bancorp, Inc.	30,170	574
Hersha Hospitality Trust Class A(ö)	682	18	New York REIT, Inc.(ö)	1,827	19
Highwoods Properties, Inc.(ö)	867	37	Northern Trust Corp.	8,006	612
Hilltop Holdings, Inc.(Æ)	990	21	NorthStar Asset Management Group, Inc.	10,983	201
Home Properties, Inc.(ö)	706	52	Northwest Bancshares, Inc.	1,613	20
Horace Mann Educators Corp.	597	21	Ocwen Financial Corp.(Æ)	3,632	31
Howard Hughes Corp. (The)(Æ)	690	94	Old National Bancorp	1,548	22
Hudson City Bancorp, Inc.	3,856	40	Old Republic International Corp.	15,716	263
Hudson Pacific Properties, Inc.(ö)	674	21	Omega Healthcare Investors, Inc.(ö)	1,184	43
Huntington Bancshares, Inc.	65,646	766	Outfront Media, Inc.(ö)	6,398	161
Iberiabank Corp.	383	25	PacWest Bancorp	784	36
Independent Bank Corp.	450	22	Park National Corp.	220	19
Interactive Brokers Group, Inc. Class A	2,147	86	Parkway Properties, Inc.(ö)	1,052	19
Intercontinental Exchange, Inc.	2,005	457	PartnerRe, Ltd.	5,848	795
International Bancshares Corp.	728	20	PayPal Holdings, Inc.(Æ)	39,517	1,529
Invesco Mortgage Capital, Inc.(ö)	1,371	20	Pebblebrook Hotel Trust(ö)	692	28
Invesco, Ltd.	4,861	188	Pennsylvania Real Estate Investment Trust(ö)	803	18
Investors Bancorp, Inc.	3,202	39	PennyMac Mortgage Investment Trust(ö)	903	16
Jack Henry & Associates, Inc.	4,848	339	People's United Financial, Inc.	16,096	262
Janus Capital Group, Inc.	1,662	27	Pinnacle Financial Partners, Inc.	468	25
Jones Lang LaSalle, Inc.	1,672	298	Plum Creek Timber Co., Inc.(ö)	2,944	121
JPMorgan Chase & Co.	158,781	10,881	PNC Financial Services Group, Inc. (The)	27,144	2,665
Kemper Corp.	603	23	Popular, Inc.(Æ)	4,412	135
Kennedy-Wilson Holdings, Inc.	829	21	Post Properties, Inc.(ö)	2,886	164
KeyCorp	19,442	289	Primerica, Inc.	565	26
LaSalle Hotel Properties(ö)	1,054	35	Principal Financial Group, Inc.	12,831	712
Lazard, Ltd. Class A	3,221	178	PrivateBancorp, Inc. Class A	676	28
Legg Mason, Inc.	2,999	148	ProAssurance Corp.	4,677	226
Leucadia National Corp.	9,697	228	Progressive Corp. (The)	34,068	1,039

See accompanying notes which are an integral part of this quarterly report.

348 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Prosperity Bancshares, Inc.	699	38	Valley National Bancorp	2,670	26
Provident Financial Services, Inc.	1,032	20	Vantiv, Inc. Class A(Æ)	139	6
Prudential Financial, Inc.	20,649	1,825	Ventas, Inc.(ö)	5,952	399
PS Business Parks, Inc.(ö)	215	17	Visa, Inc. Class A	59,644	4,494
Public Storage(ö)	3,996	820	Voya Financial, Inc.	11,000	516
Radian Group, Inc.	1,459	27	Waddell & Reed Financial, Inc. Class A	1,325	60
Ramco-Gershenson Properties Trust(ö)	1,033	17	Washington Federal, Inc.	1,200	28
Raymond James Financial, Inc.	7,736	456	Washington Real Estate Investment Trust(ö)	802	22
Rayonier, Inc.(ö)	3,305	81	Webster Financial Corp.	908	35
Realogy Holdings Corp.(Æ)	2,156	98	Weingarten Realty Investors(ö)	4,799	169
Realty Income Corp.(ö)	6,621	320	Wells Fargo & Co.	224,398	12,986
Redwood Trust, Inc.(ö)	1,057	16	WesBanco, Inc.	570	19
Regions Financial Corp.	39,941	415	Westamerica Bancorporation	444	22
Reinsurance Group of America, Inc. Class A	3,756	363	Western Union Co. (The)	11,041	223
RenaissanceRe Holdings, Ltd.	5,090	546	WEX, Inc.(Æ)	159	16
Retail Opportunity Investments Corp.(ö)	1,225	21	Weyerhaeuser Co.(ö)	4,012	123
RLI Corp.	515	28	White Mountains Insurance Group, Ltd.	598	422
RLJ Lodging Trust(ö)	1,123	33	Wintrust Financial Corp.	546	29
Ryman Hospitality Properties, Inc.(ö)	287	16	WR Berkley Corp.	8,352	465
Santander Consumer Holdings, Inc.(Æ)	3,537	86	XL Group PLC Class A	21,913	833
SEI Investments Co.	10,870	579	Zillow Group, Inc. Class A(Æ)	496	40
Selective Insurance Group, Inc.	765	24	Zions Bancorporation	4,546	142
Senior Housing Properties Trust(ö)	7,976	138			164,575
Signature Bank(Æ)	710	103
Simon Property Group, Inc.(ö)	5,576	1,044	Health Care - 14.0%
SLM Corp.(Æ)	19,113	174	Abbott Laboratories	81,262	4,119
South State Corp.	319	25	AbbVie, Inc.	27,218	1,906
Sovran Self Storage, Inc.(ö)	196	19	Aetna, Inc.	24,015	2,713
STAG Industrial, Inc.(ö)	756	15	Agilent Technologies, Inc.	4,572	187
StanCorp Financial Group, Inc.	2,597	296	Alere, Inc.(Æ)	971	47
Starwood Property Trust, Inc.(ö)	19,017	414	Alexion Pharmaceuticals, Inc.(Æ)	3,399	671
State Street Corp.	17,982	1,377	Align Technology, Inc.(Æ)	1,450	91
Sterling Bancorp	1,313	20	Alkermes PLC(Æ)	4,368	306
Stifel Financial Corp.(Æ)	658	36	Allergan PLC(Æ)	11,487	3,804
Sunstone Hotel Investors, Inc.(ö)	1,859	26	Allscripts Healthcare Solutions, Inc.(Æ)	7,622	110
SunTrust Banks, Inc.	12,301	545	Alnylam Pharmaceuticals, Inc.(Æ)	1,351	172
Susquehanna Bancshares, Inc.	2,052	29	AmerisourceBergen Corp. Class A	3,712	393
SVB Financial Group(Æ)	898	129	Amgen, Inc.	23,062	4,073
Symetra Financial Corp.	980	25	Amsurg Corp. Class A(Æ)	422	30
Synovus Financial Corp.	5,635	178	Analogic Corp.	203	16
T Rowe Price Group, Inc.	5,923	457	Anthem, Inc.	18,570	2,865
TCF Financial Corp.	5,745	95	Athenahealth, Inc.(Æ)	687	96
TD Ameritrade Holding Corp.	2,146	79	Baxalta, Inc.(Æ)	21,387	702
Texas Capital Bancshares, Inc.(Æ)	453	27	Baxter International, Inc.	21,490	861
TFS Financial Corp.	3,408	57	Becton Dickinson and Co.	9,555	1,454
Thomson Reuters Corp.	13,980	565	Biogen, Inc.(Æ)	4,256	1,357
Torchmark Corp.	11,803	727	BioMarin Pharmaceutical, Inc.(Æ)	2,928	428
Total System Services, Inc.	9,115	421	Bio-Rad Laboratories, Inc. Class A(Æ)	1,549	234
Travelers Cos., Inc. (The)	26,828	2,847	Bluebird Bio, Inc.(Æ)	838	139
Trustmark Corp.	912	22	Boston Scientific Corp.(Æ)	19,114	331
Two Harbors Investment Corp.(ö)	15,248	156	Bristol-Myers Squibb Co.	45,953	3,016
UDR, Inc.(ö)	3,169	107	Brookdale Senior Living, Inc. Class A(Æ)	3,461	115
UMB Financial Corp.	464	25	Bruker Corp.(Æ)	1,963	41
Umpqua Holdings Corp.	1,787	32	Cardinal Health, Inc.	14,010	1,191
Union Bankshares Corp.	835	21	Celgene Corp.(Æ)	12,330	1,618
United Bankshares, Inc.	765	31	Centene Corp.(Æ)	4,339	304
Unum Group	7,893	283	Cerner Corp.(Æ)	14,844	1,065
US Bancorp	79,566	3,597	Charles River Laboratories International,
Validus Holdings, Ltd.	3,679	171	Inc.(Æ)	1,349	105

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 349

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cigna Corp.	11,880	1,711	SeaSpine Holdings Corp.(Æ)	95	2
Community Health Systems, Inc.(Æ)	4,191	245	Seattle Genetics, Inc.(Æ)	549	26
CONMED Corp.	388	22	Sirona Dental Systems, Inc.(Æ)	3,161	328
Cooper Cos., Inc. (The)	2,645	468	St. Jude Medical, Inc.	5,853	432
CR Bard, Inc.	4,233	832	STERIS Corp.	254	18
DaVita HealthCare Partners, Inc.(Æ)	1,048	83	Stryker Corp.	13,607	1,392
Dentsply International, Inc.	7,704	438	Teleflex, Inc.	2,302	309
DexCom, Inc.(Æ)	2,246	190	Tenet Healthcare Corp.(Æ)	527	30
Edwards Lifesciences Corp.(Æ)	2,758	420	Thermo Fisher Scientific, Inc.	16,119	2,249
Eli Lilly & Co.	33,000	2,789	United Therapeutics Corp.(Æ)	2,206	374
Endo International PLC(Æ)	3,215	282	UnitedHealth Group, Inc.	35,160	4,268
Envision Healthcare Holdings, Inc.(Æ)	1,438	64	Universal Health Services, Inc. Class B	2,739	398
Express Scripts Holding Co.(Æ)	26,827	2,416	Varian Medical Systems, Inc.(Æ)	5,253	452
Gilead Sciences, Inc.	31,518	3,715	VCA, Inc.(Æ)	3,322	204
Greatbatch, Inc.(Æ)	364	20	Veeva Systems, Inc. Class A(Æ)	1,263	34
Haemonetics Corp.(Æ)	576	23	Vertex Pharmaceuticals, Inc.(Æ)	4,617	623
HCA Holdings, Inc.(Æ)	17,689	1,645	West Pharmaceutical Services, Inc.	302	18
Health Net, Inc.(Æ)	2,848	190	Zimmer Biomet Holdings, Inc.	6,125	637
HealthSouth Corp.	482	22	Zoetis, Inc. Class A	7,034	345
Henry Schein, Inc.(Æ)	6,060	897			111,310
Hill-Rom Holdings, Inc.	619	35
Hologic, Inc.(Æ)	4,784	199	Materials and Processing - 3.6%
Hospira, Inc.(Æ)	3,968	355	A Schulman, Inc.	397	15
Humana, Inc.	5,751	1,047	Acuity Brands, Inc.	1,620	326
ICU Medical, Inc.(Æ)	207	21	Air Products & Chemicals, Inc.	9,454	1,347
IDEXX Laboratories, Inc.(Æ)	770	56	Airgas, Inc.	2,772	283
Illumina, Inc.(Æ)	3,870	849	Albemarle Corp.	3,187	173
Incyte Corp.(Æ)	3,514	366	Alcoa, Inc.	35,791	353
Integra LifeSciences Holdings Corp.(Æ)	287	18	Allegheny Technologies, Inc.	4,212	90
Intercept Pharmaceuticals, Inc.(Æ)	146	39	AptarGroup, Inc.	2,539	172
Intuitive Surgical, Inc.(Æ)	165	88	Ashland, Inc.	2,354	269
Isis Pharmaceuticals, Inc.(Æ)	3,429	188	Axiall Corp.	600	18
Jazz Pharmaceuticals PLC(Æ)	1,461	281	Ball Corp.	9,500	644
Johnson & Johnson	124,579	12,484	Beacon Roofing Supply, Inc.(Æ)	625	22
Kindred Healthcare, Inc.	845	17	Bemis Co., Inc.	9,005	401
Laboratory Corp. of America Holdings(Æ)	9,050	1,152	Berry Plastics Group, Inc.(Æ)	499	16
LifePoint Health, Inc.(Æ)	3,362	279	Brown-Forman Corp. Class B - ADR(Æ)	7,194	780
Magellan Health, Inc.(Æ)	353	21	Cabot Corp.	3,684	130
Mallinckrodt PLC(Æ)	2,586	321	Celanese Corp. Class A	1,699	112
McKesson Corp.	8,270	1,824	CF Industries Holdings, Inc.	5,795	343
Medivation, Inc.(Æ)	2,728	287	Chemours Co. (The)	4,357	48
MEDNAX, Inc.(Æ)	7,853	665	Cliffs Natural Resources, Inc.	8,577	22
Medtronic PLC	58,785	4,608	Commercial Metals Co.	1,400	22
Merck & Co., Inc.	123,529	7,283	Compass Minerals International, Inc.	848	68
Mylan NV(Æ)	12,489	699	Crown Holdings, Inc.(Æ)	2,789	144
Myriad Genetics, Inc.(Æ)	321	11	Cytec Industries, Inc.	3,362	249
Omnicare, Inc.	2,453	238	Domtar Corp.	3,581	146
Owens & Minor, Inc.	736	26	Dow Chemical Co. (The)	42,944	2,021
PAREXEL International Corp.(Æ)	261	18	Eagle Materials, Inc.	816	63
Patterson Cos., Inc.	5,282	265	Eastman Chemical Co.	5,311	416
PerkinElmer, Inc.	4,085	216	Ecolab, Inc.	13,831	1,602
Perrigo Co. PLC	1,935	372	EI du Pont de Nemours & Co.	21,787	1,215
Pfizer, Inc.	303,552	10,946	Fastenal Co.	11,658	488
Qiagen NV(Æ)	6,569	184	FMC Corp.	3,388	164
Quest Diagnostics, Inc.	9,312	687	Freeport-McMoRan, Inc.	29,049	341
Quintiles Transnational Holdings, Inc.(Æ)	2,262	174	Graphic Packaging Holding Co.	8,087	122
Receptos, Inc.(Æ)	839	191	Hecla Mining Co.	4,958	10
Regeneron Pharmaceuticals, Inc.(Æ)	2,128	1,178	Hexcel Corp.	8,716	452
ResMed, Inc.	7,778	451	Huntsman Corp.	3,469	66

See accompanying notes which are an integral part of this quarterly report.

350 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ingersoll-Rand PLC	2,542	156	ABM Industries, Inc.	722	24
Innospec, Inc.	369	16	Accenture PLC Class A	22,893	2,360
International Flavors & Fragrances, Inc.	6,608	764	Actuant Corp. Class A	834	19
International Paper Co.	2,993	143	ADT Corp. (The)	6,721	232
Kaiser Aluminum Corp.	260	22	AECOM(Æ)	5,988	185
Lennox International, Inc.	379	45	AGCO Corp.	3,657	201
Louisiana-Pacific Corp.(Æ)	1,363	20	Air Lease Corp. Class A	3,433	121
LyondellBasell Industries Class A	6,394	600	Aircastle, Ltd.	708	17
Martin Marietta Materials, Inc.	1,827	286	Alaska Air Group, Inc.	5,165	391
Masco Corp.	11,636	307	Albany International Corp. Class A	427	16
Masonite International Corp.(Æ)	308	21	Allegion PLC	1,017	64
Minerals Technologies, Inc.	332	21	Allison Transmission Holdings, Inc. Class A	1,526	45
Monsanto Co.	8,295	845	American Airlines Group, Inc.	9,787	392
Mosaic Co. (The)	10,495	451	Ametek, Inc.	10,901	578
Mueller Industries, Inc.	488	16	AO Smith Corp.	5,808	417
NewMarket Corp.	661	263	Applied Industrial Technologies, Inc.	443	17
Newmont Mining Corp.	18,932	325	Atlas Air Worldwide Holdings, Inc.(Æ)	353	17
Nucor Corp.	9,675	427	Automatic Data Processing, Inc.	22,263	1,776
Olin Corp.	927	21	Avery Dennison Corp.	6,552	399
OM Group, Inc.	555	19	B/E Aerospace, Inc.	1,784	87
Owens Corning	5,307	238	Babcock & Wilcox Enterprises, Inc.(Æ)	4,164	82
Owens-Illinois, Inc.(Æ)	2,544	54	Barnes Group, Inc.	641	25
Packaging Corp. of America	1,845	131	Boeing Co. (The)	16,839	2,428
Platform Specialty Products Corp.(Æ)	509	12	Booz Allen Hamilton Holding Corp. Class A	2,374	66
PPG Industries, Inc.	8,462	917	Brady Corp. Class A	703	17
Praxair, Inc.	13,269	1,514	Briggs & Stratton Corp.	795	15
Precision Castparts Corp.	7,387	1,440	Bristow Group, Inc.	418	19
Reliance Steel & Aluminum Co.	3,079	187	BWX Technologies, Inc.	3,631	89
Royal Gold, Inc.	319	16	Carlisle Cos., Inc.	3,407	345
RPM International, Inc.	3,950	185	Caterpillar, Inc.	19,502	1,533
Schweitzer-Mauduit International, Inc.	396	16	CH Robinson Worldwide, Inc.	6,303	442
Scotts Miracle-Gro Co. (The) Class A	1,583	96	Chicago Bridge & Iron Co.	3,489	185
Sealed Air Corp.	4,577	243	Cintas Corp.	6,439	551
Sensient Technologies Corp.	501	34	Clarcor, Inc.	252	15
Sherwin-Williams Co. (The)	4,713	1,309	Clean Harbors, Inc.(Æ)	2,998	148
Sigma-Aldrich Corp.	7,609	1,062	Colfax Corp.(Æ)	4,779	182
Silgan Holdings, Inc.	1,817	97	Convergys Corp.	1,180	30
Simpson Manufacturing Co., Inc.	556	20	Copa Holdings SA Class A	1,936	146
Sonoco Products Co.	7,326	302	Copart, Inc.(Æ)	6,454	233
Southern Copper Corp.	1,704	47	CoStar Group, Inc.(Æ)	547	110
Steel Dynamics, Inc.	10,928	219	Covanta Holding Corp.	2,768	55
Tahoe Resources, Inc.	4,879	40	Crane Co.	1,929	103
Timken Co. (The)	3,435	115	CSX Corp.	32,924	1,030
Tronox, Ltd. Class A	789	9	Cubic Corp.	329	15
United States Steel Corp.	4,864	95	Cummins, Inc.	8,507	1,102
Universal Forest Products, Inc.	310	20	Curtiss-Wright Corp.	418	28
USG Corp.(Æ)	1,600	50	Danaher Corp.	27,895	2,554
Valmont Industries, Inc.	1,665	185	Darling Ingredients, Inc.(Æ)	1,555	20
Valspar Corp.	3,935	328	Deere & Co.	15,352	1,452
Vulcan Materials Co.	3,777	344	Delta Air Lines, Inc.	10,187	452
Watsco, Inc.	1,494	192	Deluxe Corp.	370	24
Westlake Chemical Corp.	739	46	Donaldson Co., Inc.	7,890	265
WestRock Co.	12,124	764	Dover Corp.	5,444	349
WR Grace & Co.(Æ)	518	52	Eaton Corp. PLC	19,130	1,159
		28,300	EMCOR Group, Inc.	715	34
			Emerson Electric Co.	24,127	1,249
Producer Durables - 10.4%			EnerSys	431	27
3M Co.	16,770	2,538	ESCO Technologies, Inc.	446	17
AAR Corp.	570	15	Essendant, Inc.	529	19

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 351

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Esterline Technologies Corp.(Æ)	316	28	OSI Systems, Inc.(Æ)	251	18
Expeditors International of Washington, Inc.	4,418	207	PACCAR, Inc.	4,100	266
Federal Signal Corp.	972	15	Pall Corp.	1,627	206
FedEx Corp.	11,347	1,945	Parker-Hannifin Corp.	2,111	238
Flir Systems, Inc.	7,124	219	Paychex, Inc.	13,262	615
Flowserve Corp.	2,042	96	Pentair PLC	562	34
Fluor Corp.	4,050	189	Pitney Bowes, Inc.	1,481	31
FTI Consulting, Inc.(Æ)	490	20	Quanta Services, Inc.(Æ)	7,334	203
G&K Services, Inc. Class A	280	18	Raytheon Co.	18,963	2,069
GATX Corp.	2,500	133	Regal Beloit Corp.	1,589	110
General Dynamics Corp.	15,315	2,284	Republic Services, Inc. Class A	14,460	615
General Electric Co.	394,958	10,308	Robert Half International, Inc.	8,816	485
Genesee & Wyoming, Inc. Class A(Æ)	799	57	Rockwell Automation, Inc.	920	107
Genpact, Ltd.(Æ)	8,295	184	Rockwell Collins, Inc.	8,352	707
Graco, Inc.	2,462	176	Rollins, Inc.	5,143	149
Granite Construction, Inc.	562	19	Roper Technologies, Inc.	6,215	1,040
HD Supply Holdings, Inc.(Æ)	1,855	66	RR Donnelley & Sons Co.	1,291	23
HEICO Corp.	281	15	Ryder System, Inc.	2,331	211
Honeywell International, Inc.	21,260	2,233	Scorpio Tankers, Inc.	2,066	22
Huntington Ingalls Industries, Inc.	1,251	147	Ship Finance International, Ltd.	1,038	17
Huron Consulting Group, Inc.(Æ)	301	23	Snap-on, Inc.	3,154	520
IDEX Corp.	3,721	283	Southwest Airlines Co.	7,377	267
IHS, Inc. Class A(Æ)	420	53	Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,897	163
Illinois Tool Works, Inc.	12,202	1,092	Spirit Airlines, Inc.(Æ)	784	47
Itron, Inc.(Æ)	500	16	SPX Corp.	1,999	131
ITT Corp.	3,653	139	Stanley Black & Decker, Inc.	4,346	458
Jacobs Engineering Group, Inc.(Æ)	3,491	147	Stericycle, Inc.(Æ)	5,038	710
JB Hunt Transport Services, Inc.	4,591	386	Sykes Enterprises, Inc.(Æ)	720	18
JetBlue Airways Corp.(Æ)	14,378	330	Teekay Corp.	242	9
Joy Global, Inc.	4,038	107	Teledyne Technologies, Inc.(Æ)	324	34
Kansas City Southern	1,940	192	Terex Corp.	5,377	119
KBR, Inc.	6,008	105	Tetra Tech, Inc.	835	22
Kennametal, Inc.	3,055	97	Textron, Inc.	9,801	428
Keysight Technologies, Inc.(Æ)	2,835	87	TopBuild Corp.(Æ)	270	8
Kirby Corp.(Æ)	2,731	198	Toro Co. (The)	3,082	211
Korn/Ferry International	541	18	Towers Watson & Co. Class A	3,110	394
L-3 Communications Holdings, Inc.	6,370	735	TransDigm Group, Inc.(Æ)	2,658	602
Landstar System, Inc.	2,968	214	Trimble Navigation, Ltd.(Æ)	3,357	78
Lexmark International, Inc. Class A	3,036	103	Trinity Industries, Inc.	8,019	235
Lincoln Electric Holdings, Inc.	1,640	99	Triumph Group, Inc.	1,988	107
Lockheed Martin Corp.	9,702	2,009	Tyco International PLC	12,201	464
Macquarie Infrastructure Corp.	473	40	UniFirst Corp.	190	21
Manitowoc Co., Inc. (The)	2,169	38	Union Pacific Corp.	27,832	2,716
ManpowerGroup, Inc.	1,867	169	United Continental Holdings, Inc.(Æ)	4,411	249
Matson, Inc.	478	20	United Parcel Service, Inc. Class B	16,716	1,711
MAXIMUS, Inc.	283	19	United Rentals, Inc.(Æ)	781	52
Mettler-Toledo International, Inc.(Æ)	2,058	695	United Technologies Corp.	37,513	3,763
Middleby Corp.(Æ)	1,552	190	UTi Worldwide, Inc.(Æ)	1,248	10
Mobile Mini, Inc.	493	18	Verisk Analytics, Inc. Class A(Æ)	8,076	631
Moog, Inc. Class A(Æ)	416	28	Wabtec Corp.	4,972	503
MSC Industrial Direct Co., Inc. Class A	2,147	153	Waste Connections, Inc.	6,013	301
National Instruments Corp.	2,557	74	Waste Management, Inc.	18,043	923
Navistar International Corp.(Æ)	123	2	Waters Corp.(Æ)	4,241	566
Nordson Corp.	2,860	212	Watts Water Technologies, Inc. Class A	375	21
Norfolk Southern Corp.	16,601	1,400	Werner Enterprises, Inc.	578	16
Northrop Grumman Corp.	10,999	1,903	WESCO International, Inc.(Æ)	2,517	154
Old Dominion Freight Line, Inc.(Æ)	4,877	357	Woodward, Inc.	440	22
Orbital ATK, Inc.	1,583	112	WW Grainger, Inc.	2,370	542
Oshkosh Corp.	3,579	131	Xerox Corp.	32,459	358

See accompanying notes which are an integral part of this quarterly report.

352 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
XPO Logistics, Inc.(Æ)	454	20	Fortinet, Inc.(Æ)	5,242	250
Xylem, Inc.	8,291	286	Freescale Semiconductor, Ltd.(Æ)	2,511	100
Zebra Technologies Corp. Class A(Æ)	981	106	Gartner, Inc.(Æ)	6,804	603
		82,041	Google, Inc. Class C(Æ)	16,984	10,921
			Groupon, Inc. Class A(Æ)	10,977	53
Technology - 16.3%			Harris Corp.	2,083	173
3D Systems Corp.(Æ)	1,150	15	Hewlett-Packard Co.	98,087	2,994
Activision Blizzard, Inc.	17,255	445	IAC/InterActiveCorp	1,384	107
Acxiom Corp.(Æ)	923	16	II-VI, Inc.(Æ)	939	16
Adobe Systems, Inc.(Æ)	6,202	508	IMS Health Holdings, Inc.(Æ)	136	4
Akamai Technologies, Inc.(Æ)	5,018	385	Informatica Corp.(Æ)	1,300	63
Altera Corp.	8,092	402	Ingram Micro, Inc. Class A(Æ)	7,218	197
Amdocs, Ltd.	15,914	933	Insight Enterprises, Inc.(Æ)	663	18
Amphenol Corp. Class A	16,507	931	Intel Corp.	281,374	8,146
Analog Devices, Inc.	12,093	705	International Business Machines Corp.	39,265	6,361
Anixter International, Inc.(Æ)	254	17	Intersil Corp. Class A	1,410	16
Ansys, Inc.(Æ)	4,507	424	Intuit, Inc.	11,087	1,173
Apple, Inc.	190,312	23,085	IPG Photonics Corp.(Æ)	834	77
Applied Materials, Inc.	11,383	198	Jabil Circuit, Inc.	10,228	207
ARRIS Group, Inc.(Æ)	2,868	89	JDS Uniphase Corp.(Æ)	5,623	62
Arrow Electronics, Inc.(Æ)	5,859	341	Juniper Networks, Inc.	14,089	400
Aspen Technology, Inc.(Æ)	446	20	KLA-Tencor Corp.	909	48
Atmel Corp.	4,404	36	Lam Research Corp.	5,374	413
Autodesk, Inc.(Æ)	1,942	98	Leidos Holdings, Inc.	1,768	72
Avago Technologies, Ltd. Class A	6,615	828	Linear Technology Corp.	7,050	289
Avnet, Inc.	6,036	252	LinkedIn Corp. Class A(Æ)	906	184
Benchmark Electronics, Inc.(Æ)	808	18	Manhattan Associates, Inc.(Æ)	328	21
Bio Techne Corp.	1,431	156	Marvell Technology Group, Ltd.	21,033	262
Broadcom Corp. Class A	26,450	1,339	Maxim Integrated Products, Inc.	4,110	140
Brocade Communications Systems, Inc.	18,014	185	Mentor Graphics Corp.	1,127	29
CA, Inc.	19,388	565	Microchip Technology, Inc.	1,153	49
CACI International, Inc. Class A(Æ)	283	23	Micron Technology, Inc.(Æ)	60,555	1,121
Cadence Design Systems, Inc.(Æ)	8,718	183	Microsemi Corp.(Æ)	608	20
CDK Global Inc.	3,523	182	Microsoft Corp.	351,208	16,401
CDW Corp.	2,657	95	MKS Instruments, Inc.	668	24
Cirrus Logic, Inc.(Æ)	595	20	Motorola Solutions, Inc.	1,111	67
Cisco Systems, Inc.	332,001	9,435	NCR Corp.(Æ)	7,718	213
Citrix Systems, Inc.(Æ)	1,928	146	NetApp, Inc.	10,843	338
Cognex Corp.	370	17	NETGEAR, Inc.(Æ)	554	19
Cognizant Technology Solutions Corp. Class			NetSuite, Inc.(Æ)	813	80
A(Æ)	27,127	1,712	Nuance Communications, Inc.(Æ)	6,378	116
Coherent, Inc.(Æ)	323	19	NVIDIA Corp.	22,493	449
CommScope Holding Co., Inc.(Æ)	1,833	57	OmniVision Technologies, Inc.(Æ)	702	17
Computer Sciences Corp.	7,844	513	ON Semiconductor Corp.(Æ)	7,586	81
Corning, Inc.	81,090	1,515	Oracle Corp.	118,987	4,752
Cree, Inc.(Æ)	1,866	46	Palo Alto Networks, Inc.(Æ)	1,538	286
Diebold, Inc.	1,123	38	Plexus Corp.(Æ)	424	16
DigitalGlobe, Inc.(Æ)	712	15	PMC-Sierra, Inc.(Æ)	1,990	14
Dolby Laboratories, Inc. Class A	2,742	96	Polycom, Inc.(Æ)	1,165	13
DST Systems, Inc.	3,002	328	Progress Software Corp.(Æ)	731	22
EchoStar Corp. Class A(Æ)	3,494	162	PTC, Inc.(Æ)	1,378	50
Electronic Arts, Inc.(Æ)	7,925	567	QLogic Corp.(Æ)	1,286	11
EMC Corp.	116,224	3,125	QUALCOMM, Inc.	84,599	5,447
Entegris, Inc.(Æ)	1,315	19	Rackspace Hosting, Inc.(Æ)	1,988	68
F5 Networks, Inc.(Æ)	1,078	145	Red Hat, Inc.(Æ)	3,496	276
Facebook, Inc. Class A(Æ)	47,705	4,485	Rogers Corp.(Æ)	228	13
Fairchild Semiconductor International, Inc.			Rovi Corp.(Æ)	2,303	25
Class A(Æ)	1,322	20	Sabre Corp.	1,873	50
FireEye, Inc.(Æ)	1,121	50	Salesforce.com, Inc.(Æ)	15,348	1,125

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SanDisk Corp.	7,023	423	Duke Energy Corp.	26,353	1,956
Sanmina Corp.(Æ)	885	20	Dynegy, Inc. Class A(Æ)	1,034	27
SBA Communications Corp. Class A(Æ)	1,522	184	Edison International	6,124	367
ScanSource, Inc.(Æ)	475	18	El Paso Electric Co.	552	20
ServiceNow, Inc.(Æ)	3,452	278	Empire District Electric Co. (The)	698	16
Silicon Laboratories, Inc.(Æ)	343	15	Entergy Corp.	1,606	114
Skyworks Solutions, Inc.	5,728	548	Eversource Energy	11,256	560
SolarWinds, Inc.(Æ)	2,933	117	Exelon Corp.	35,141	1,128
Solera Holdings, Inc.	719	26	FirstEnergy Corp.	6,537	222
Splunk, Inc.(Æ)	2,667	186	Frontier Communications Corp.	35,220	166
SS&C Technologies Holdings, Inc.	1,536	104	Hawaiian Electric Industries, Inc.	4,288	128
Stratasys, Ltd.(Æ)	1,069	33	Idacorp, Inc.	525	33
SunEdison, Inc.(Æ)	9,700	226	ITC Holdings Corp.	4,373	148
Symantec Corp.	25,192	573	Laclede Group, Inc. (The)	505	27
SYNNEX Corp.	314	24	Level 3 Communications, Inc.(Æ)	7,692	388
Synopsys, Inc.(Æ)	14,020	713	MDU Resources Group, Inc.	10,838	211
Tableau Software, Inc. Class A(Æ)	1,567	164	MGE Energy, Inc.	479	19
Take-Two Interactive Software, Inc.(Æ)	844	27	National Fuel Gas Co.	1,049	57
Teradata Corp.(Æ)	1,324	49	New Jersey Resources Corp.	930	27
Teradyne, Inc.	10,599	204	NextEra Energy, Inc.	16,646	1,751
Texas Instruments, Inc.	38,900	1,944	NiSource, Inc.	7,253	127
Twitter, Inc.(Æ)	5,441	169	Northwest Natural Gas Co.	404	17
Tyler Technologies, Inc.(Æ)	140	20	NorthWestern Corp.	524	28
Ultimate Software Group, Inc.(Æ)	742	137	NRG Energy, Inc.	3,145	71
Veeco Instruments, Inc.(Æ)	540	14	NRG Yield, Inc. Class A	320	6
VeriFone Systems, Inc.(Æ)	3,217	103	NRG Yield, Inc. Class C	320	6
Verint Systems, Inc.(Æ)	273	16	OGE Energy Corp.	6,443	192
VeriSign, Inc.(Æ)	3,219	228	ONE Gas, Inc.	522	23
VMware, Inc. Class A(Æ)	2,204	196	Otter Tail Corp.	564	15
Western Digital Corp.	9,959	857	Pepco Holdings, Inc.	2,093	56
Workday, Inc. Class A(Æ)	979	83	PG&E Corp.	23,388	1,228
Xilinx, Inc.	3,435	143	Piedmont Natural Gas Co., Inc.	834	32
Yahoo!, Inc.(Æ)	45,081	1,653	Pinnacle West Capital Corp.	5,097	315
Yelp, Inc. Class A(Æ)	1,086	29	PNM Resources, Inc.	918	24
Zynga, Inc. Class A(Æ)	21,456	53	Portland General Electric Co.	836	30
		129,143	PPL Corp.	14,918	475
			Public Service Enterprise Group, Inc.	15,068	628
Utilities - 4.8%			Questar Corp.	8,898	197
AES Corp.	8,541	109	SCANA Corp.	8,132	446
AGL Resources, Inc.	3,393	163	Sempra Energy	9,033	919
ALLETE, Inc.	504	24	South Jersey Industries, Inc.	826	20
Alliant Energy Corp.	5,894	363	Southern Co.	39,037	1,746
Ameren Corp.	3,086	127	Southwest Gas Corp.	512	29
American Electric Power Co., Inc.	23,805	1,347	Sprint Corp.(Æ)	54,332	183
American States Water Co.	511	20	Talen Energy Corp.(Æ)	1,767	28
American Water Works Co., Inc.	5,618	292	TECO Energy, Inc.	12,148	269
Aqua America, Inc.	5,275	134	Telephone & Data Systems, Inc.	5,211	153
AT&T, Inc.	284,364	9,879	T-Mobile US, Inc.(Æ)	14,191	577
Atmos Energy Corp.	7,011	388	UGI Corp.	5,258	192
Avista Corp.	726	24	UIL Holdings Corp.	608	29
Black Hills Corp.	519	22	US Cellular Corp.(Æ)	2,005	75
California Water Service Group	731	16	Vectren Corp.	6,543	275
Calpine Corp.(Æ)	1,151	21	Verizon Communications, Inc.	112,037	5,242
CenterPoint Energy, Inc.	11,459	222	WEC Energy Group, Inc.	13,084	641
CenturyLink, Inc.	14,808	423	Westar Energy, Inc. Class A	5,852	220
CMS Energy Corp.	5,825	200	WGL Holdings, Inc.	557	31
Consolidated Edison, Inc.	10,040	638	Windstream Holdings, Inc.	3,466	17
Dominion Resources, Inc.	7,870	564
DTE Energy Co.	8,238	663

See accompanying notes which are an integral part of this quarterly report.

354 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Xcel Energy, Inc.	18,013		624
				38,190

	Total Common Stocks
	(cost $771,887)			772,107

Short	-Term Investments - 1.8%
	Russell U.S. Cash Management Fund	14,177,855	(8)	14,178
	Total Short-Term Investments
	(cost $14,178)			14,178

	Total Investments 99.1%
	(identified cost $786,065)			786,285

	Other Assets and Liabilities, Net
	- 0.9%			7,404
	Net Assets - 100.0%			793,689

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 355

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Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		85	USD	9,949	09/15	(35)
S&P 500 E-Mini Index Futures		98	USD	10,282	09/15	48
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						13

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$110,525	$—			$—	$110,525
Consumer Staples	50,899	—			2	50,901
Energy	57,122	—			—	57,122
Financial Services	164,575	—			—	164,575
Health Care	111,310	—			—	111,310
Materials and Processing	28,300	—			—	28,300
Producer Durables	82,041	—			—	82,041
Technology	129,143	—			—	129,143
Utilities	38,190	—			—	38,190
Short-Term Investments	—	14,178			—	14,178
Total Investments	772,105	14,178			2	786,285

Other Financial Instruments
Futures Contracts	13	—			—	13
Total Other Financial Instruments*	$13	$—			$—	$13

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

356 Select U.S. Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%			TPG Telecom, Ltd.	18,562	129
Australia - 5.0%			Transurban Group - ADR(Æ)	91,778	668
ALS, Ltd.	39,489	155	Treasury Wine Estates, Ltd.	67,339	284
Alumina, Ltd.	161,959	176	Washington H Soul Pattinson & Co., Ltd.	7,562	76
Amcor, Ltd. Class A	77,530	816	Wesfarmers, Ltd.	51,406	1,593
AMP, Ltd.	152,002	733	Westfield Corp.(Æ)(ö)	28,192	206
APA Group	43,504	289	Westpac Banking Corp.	172,762	4,401
Asciano, Ltd.	10,030	59	Woodside Petroleum, Ltd.	31,797	829
ASX, Ltd. - ADR	7,423	241	Woolworths, Ltd.	64,099	1,338
Aurizon Holdings, Ltd.	31,695	123	WorleyParsons, Ltd.	19,763	133
AusNet Services(Æ)	95,591	97			47,105
Australia & New Zealand Banking
Group, Ltd. - ADR	145,754	3,477	Austria - 0.4%
Bank of Queensland, Ltd.	9,316	93	Andritz AG	536	30
Bendigo & Adelaide Bank, Ltd.	87,448	838	Erste Group Bank AG(Æ)	34,840	1,044
BHP Billiton, Ltd. - ADR	187,637	3,609	EVN AG	15,053	170
BlueScope Steel, Ltd.	57,573	152	Immofinanz AG(Æ)	97,073	238
Boral, Ltd.	77,581	376	Mayr Melnhof Karton AG	1,981	229
Brambles, Ltd.	64,510	512	Oesterreichische Post AG	3,501	156
Caltex Australia, Ltd.	9,401	237	OMV AG	16,252	433
Challenger, Ltd.	17,413	91	Raiffeisen Bank International AG(Æ)	6,856	100
Coca-Cola Amatil, Ltd.	2,757	19	Strabag SE	5,597	136
Cochlear, Ltd.	4,674	313	Telekom Austria AG - ADR	926	6
Commonwealth Bank of Australia - ADR	103,184	6,595	UNIQA Insurance Group AG	12,614	119
Computershare, Ltd.	9,560	86	Verbund AG Class A	6,937	107
Crown Resorts, Ltd.	14,125	140	Vienna Insurance Group AG Wiener
CSL, Ltd.	32,276	2,332	Versicherung Gruppe	6,376	220
Dexus Property Group(ö)	16,084	91	Voestalpine AG	17,576	753
Echo Entertainment Group, Ltd.	108,760	399			3,741
Flight Centre, Ltd.	203	5
Fortescue Metals Group, Ltd.	161,093	218	Belgium - 1.5%
Goodman Group(ö)	19,121	91	Ackermans & van Haaren NV	1,321	202
GPT Group (The)(ö)	61,571	207	Ageas	20,348	836
Harvey Norman Holdings, Ltd.	37,889	123	Anheuser-Busch InBev NV	45,571	5,432
Iluka Resources, Ltd.	852	5	bpost SA	11,294	319
Incitec Pivot, Ltd.	150,154	397	Colruyt SA	4,280	208
Insurance Australia Group, Ltd.	157,442	676	Delhaize Group	19,756	1,782
Lend Lease Group	47,442	540	D'ieteren SA	3,533	129
Macquarie Group, Ltd.	11,825	710	Elia System Operator SA	4,610	193
Medibank Private, Ltd.(Æ)	49,078	75	Financiere de Tubize SA	184	11
Metcash, Ltd.	86,750	73	Groupe Bruxelles Lambert SA	10,220	843
National Australia Bank, Ltd. - ADR	116,598	2,956	KBC Groep NV	30,288	2,109
New Hope Corp., Ltd.	65,610	92	Proximus	14,649	551
Newcrest Mining, Ltd.(Æ)	83,518	689	Sofina SA	2,328	269
Orica, Ltd.	36,734	515	Solvay SA	649	87
Origin Energy, Ltd.	120,098	994	Telenet Group Holding NV(Æ)	564	32
Qantas Airways, Ltd.(Æ)	73,209	200	UCB SA	6,523	505
QBE Insurance Group, Ltd.	153,979	1,641	Umicore SA	5,496	241
Ramsay Health Care, Ltd.	12,787	624			13,749
REA Group, Ltd.	3,483	110
Rio Tinto, Ltd. - ADR	16,308	629	Bermuda - 0.6%
Santos, Ltd.	16,766	90	Cheung Kong Infrastructure Holdings,
Seek, Ltd.	23,169	255	Ltd.	47,000	409
Seven Group Holdings, Ltd.	26,308	106	Dairy Farm International Holdings, Ltd.	11,100	92
Sonic Healthcare, Ltd.	14,651	221	Esprit Holdings, Ltd.	152,400	146
Suncorp Group, Ltd.	87,817	916	First Pacific Co., Ltd.	172,000	138
Sydney Airport	58,643	241	Guoco Group, Ltd.	17,569	200
Tabcorp Holdings, Ltd.	53,143	188	HAL Trust	2,528	449
Tatts Group, Ltd.	141,414	411	Hongkong Land Holdings, Ltd.	194,100	1,501
Telstra Corp., Ltd.	295,699	1,401	Jardine Matheson Holdings, Ltd.	39,200	2,137
			Jardine Strategic Holdings, Ltd.	2,200	66

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 357

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kerry Logistics Network, Ltd.	44,500	69	Gibson Energy, Inc.	790	12
Markit, Ltd.(Æ)	497	13	Gildan Activewear, Inc. Class A	1,602	52
Noble Group, Ltd.	336,300	111	Goldcorp, Inc.	81,470	1,087
Orient Overseas International, Ltd.	63,000	311	Great-West Lifeco, Inc.(Þ)	38,072	1,078
VTech Holdings, Ltd.	6,800	85	H&R Real Estate Investment Trust(ö)	5,027	86
		5,727	Home Capital Group, Inc. Class B	3,453	84
			Husky Energy, Inc.	47,660	870
Canada - 7.1%			IGM Financial, Inc.	4,493	133
Agrium, Inc.	13,333	1,364	Imperial Oil, Ltd.	40,918	1,514
Aimia, Inc.	405	4	Industrial Alliance Insurance &
Alimentation Couche-Tard, Inc. Class B	15,882	709	Financial Services, Inc.	8,501	286
AltaGas, Ltd. - ADR	598	16	Intact Financial Corp.	6,675	460
ARC Resources, Ltd.	8,007	120	Inter Pipeline, Ltd.	14,663	307
Atco, Ltd. Class I	9,600	288	Jean Coutu Group PJC, Inc. (The) Class
Athabasca Oil Corp.(Æ)	1,761	2	A	11,970	189
Bank of Montreal	41,887	2,337	Keyera Corp.	17,966	590
Bank of Nova Scotia (The)	52,036	2,554	Kinross Gold Corp.(Æ)	51,623	95
Barrick Gold Corp.	113,894	806	Linamar Corp.	2,490	152
Baytex Energy Corp.	15,143	130	Loblaw Cos., Ltd.	11,238	613
BCE, Inc.	26,350	1,085	Lundin Mining Corp.(Æ)	50,772	183
BlackBerry, Ltd. - ADR(Æ)	56,241	436	Magna International, Inc. Class A	23,514	1,278
Bombardier, Inc.	2,567	3	Manulife Financial Corp.	79,090	1,401
Bonavista Energy Corp.	18,040	68	MEG Energy Corp. Class A(Æ)	546	6
Brookfield Asset Management, Inc.			Metro, Inc. Class A	26,940	733
Class A	37,159	1,297	National Bank of Canada	11,740	411
Brookfield Canada Office Pro REIT(Æ)			New Gold, Inc.(Æ)	35,984	80
(ö)	5,216	103	Open Text Corp.	7,523	341
CAE, Inc.	13,040	148	Pacific Rubiales Energy Corp.	27,576	77
Cameco Corp.	4,653	64	Paramount Resources, Ltd. Class A	366	6
Canadian Imperial Bank of Commerce(Þ)	13,761	983	Pembina Pipeline Corp.	10,544	307
Canadian National Railway Co.	40,944	2,554	Pengrowth Energy Corp.	40,772	65
Canadian Natural Resources, Ltd.	82,615	2,016	Penn West Petroleum, Ltd.	39,396	54
Canadian Oil Sands, Ltd.	50,939	291	Peyto Exploration & Development Corp.	770	17
Canadian Pacific Railway, Ltd.	8,355	1,345	Potash Corp. of Saskatchewan, Inc.	20,734	564
Canadian Tire Corp., Ltd. Class A	12,882	1,284	Power Corp. of Canada	34,306	807
Canadian Utilities, Ltd. Class A	3,212	90	Power Financial Corp.	34,315	911
CCL Industries, Inc. Class B	1,431	200	Precision Drilling Corp.	26,102	133
Cenovus Energy, Inc.	85,230	1,242	Progressive Waste Solutions, Ltd.(Æ)	6,362	173
CGI Group, Inc. Class A(Æ)	3,761	141	Quebecor, Inc. Class B	4,620	109
Choice Properties Real Estate			RioCan Real Estate Investment Trust(ö)	6,506	133
Investment Trust(ö)	13,518	118	Ritchie Bros Auctioneers, Inc.	10,981	297
CI Financial Corp.	5,746	145	Rogers Communications, Inc. Class B	16,896	592
Constellation Software, Inc.(Þ)	1,165	518	Royal Bank of Canada - GDR	72,542	4,229
Crescent Point Energy Corp.	3,019	46	Saputo, Inc. - ADR	23,472	538
Dollarama, Inc.	12,481	743	Shaw Communications, Inc. Class B	28,469	604
Eldorado Gold Corp.	44,431	153	ShawCor, Ltd.	277	7
Emera, Inc.	12,854	429	Smart Real Estate Investment(Æ)	4,941	114
Empire Co., Ltd. Class A	9,353	632	SNC-Lavalin Group, Inc.	483	16
Enbridge, Inc.	28,000	1,221	Sun Life Financial, Inc.	19,351	632
Encana Corp.	22,952	174	Suncor Energy, Inc.	138,649	3,905
Enerplus Corp.	759	5	Teck Resources, Ltd. Class B	36,936	272
Ensign Energy Services, Inc.	13,900	108	TELUS Corp.	23,776	812
Fairfax Financial Holdings, Ltd.	3,378	1,629	TMX Group, Ltd.	2,300	87
Finning International, Inc.	14,764	257	Toronto Dominion Bank	96,671	3,900
First Capital Realty, Inc. Class A	7,692	109	Tourmaline Oil Corp.(Æ)	677	17
First Quantum Minerals, Ltd.(Æ)	58,972	471	TransCanada Corp.	35,639	1,385
Fortis, Inc.	11,979	343	Trican Well Service, Ltd.	18,819	40
Franco-Nevada Corp. Class T	6,313	256	Valeant Pharmaceuticals International,
Genworth MI Canada, Inc.	11,793	279	Inc.(Æ)	14,907	3,821
George Weston, Ltd.	2,289	192	Veresen, Inc.	8,626	98

See accompanying notes which are an integral part of this quarterly report.

358 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vermilion Energy, Inc.	2,720	92	Air France-KLM(Æ)	2,141	15
West Fraser Timber Co., Ltd.	1,580	70	Air Liquide SA Class A	14,865	1,933
WestJet Airlines, Ltd.	3,601	64	Alcatel-Lucent - ADR(Æ)	52,863	200
Whitecap Resources, Inc.	947	8	Alstom SA(Æ)	26,082	766
Yamana Gold, Inc.	38,286	76	Areva SA(Æ)	10,974	100
		66,581	Arkema SA	7,096	553
			Atos	1,656	126
Cayman Islands - 0.1%			AXA SA	175,005	4,608
HK Electric Investments, Ltd.(Þ)	270,500	188	BioMerieux	1,771	206
Melco Crown Entertainment, Ltd.	8,400	51	BNP Paribas SA	73,094	4,760
Sands China, Ltd.	28,000	124	Bollore SA	20,924	116
Wynn Macau, Ltd.	6,400	13	Bourbon	295	5
Xinyi Glass Holdings, Ltd.	216,000	114	Bouygues SA - ADR	26,612	980
		490	Bureau Veritas SA	8,389	196
			Capital Gemini SA	13,740	1,313
Denmark - 1.5%			Carrefour SA	21,128	726
AP Moeller - Maersk A/S Class A	133	220	Casino Guichard Perrachon SA(Æ)	4,856	361
AP Moeller - Maersk A/S Class B	751	1,278	CGG SA(Æ)	18,070	91
Carlsberg A/S Class B	12,122	1,055	Christian Dior SE	4,064	842
Christian Hansen Holding A/S	8,215	453	Cie de Saint-Gobain	48,746	2,309
Coloplast A/S Class B	11,901	858	CNP Assurances	15,315	257
Danske Bank A/S	44,245	1,380	Credit Agricole SA	182,538	2,872
DSV A/S	5,654	193	Danone SA	23,741	1,607
FLSmidth & Co. A/S	5,127	229	Dassault Systemes SA	15,630	1,179
H Lundbeck A/S(Æ)	393	9	Edenred	3,631	91
ISS A/S(Æ)	220	8	Eiffage SA	9,087	546
Jyske Bank A/S(Æ)	538	28	Electricite de France SA	26,935	642
Novo Nordisk A/S Class B	104,269	6,157	Eramet(Æ)	1,512	100
Novozymes A/S Class B	11,261	587	Essilor International SA	14,660	1,876
Pandora A/S	3,768	423	Etablissements Maurel et Prom(Æ)	484	3
Rockwool International A/S Class B	547	81	Euler Hermes Group	1,338	140
TDC A/S	25,269	191	Eurazeo SA	215	14
Topdanmark A/S(Æ)	8,218	227	Eutelsat Communications SA	19,495	594
Tryg A/S(Æ)	11,310	228	Faurecia	264	10
Vestas Wind Systems A/S	1,259	69	Financiere de L'Odet	260	303
William Demant Holding A/S(Æ)	878	67	GDF Suez	130,647	2,508
		13,741	Gecina SA(ö)	1,310	168

Finland - 1.0%			Groupe Eurotunnel SE	36,000	517
Cargotec OYJ Class B	4,804	167	Havas SA	16,965	146
Elisa OYJ Class A	13,097	441	Iliad SA	444	105
Fortum OYJ	26,748	470	Imerys SA	369	28
Kesko OYJ Class A	2,157	78	Ingenico Group	3,200	420
Kesko OYJ Class B	8,858	344	Ipsen SA	1,783	115
Kone OYJ Class B	31,227	1,307	JCDecaux SA	392	15
Metso OYJ	975	27	Kering	3,557	686
Neste OYJ	19,078	531	Korian SA Class B	2,508	89
Nokia OYJ	219,291	1,547	Lafarge SA	9,672	563
Nokian Renkaat OYJ	648	19	Legrand SA - ADR	12,354	760
Orion OYJ Class A(Æ)	2,177	90	L'Oreal SA	9,487	1,773
Orion OYJ Class B	6,913	288	LVMH Moet Hennessy Louis Vuitton
Outokumpu OYJ(Æ)	23,196	107	SE - ADR	10,890	2,039
Sampo OYJ Class A	31,714	1,568	Metropole Television SA	5,549	112
Stora Enso OYJ Class R	80,970	760	Natixis SA	134,578	988
UPM-Kymmene OYJ	60,038	1,106	Neopost SA	1,612	65
Wartsila OYJ Abp Class B	2,105	97	Numericable Group SA(Æ)	5,773	315
		8,947	Orange SA - ADR	262,761	4,313
			Orpea	5,089	384
France - 9.2%			Pernod Ricard SA	13,252	1,589
Accor SA	1,402	69	Peugeot SA(Æ)	64,957	1,301
Aeroports de Paris	3,543	425	Plastic Omnium SA	266	7

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 359

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Publicis Groupe SA - ADR	8,639	654	GEA Group AG	6,113	259
Renault SA	25,651	2,360	Hannover Rueck SE	10,052	1,066
Rexel SA Class H	22,468	354	HeidelbergCement AG	13,710	1,046
Safran SA	11,030	834	Henkel AG & Co. KGaA	1,994	201
Sanofi - ADR	56,288	6,052	Hochtief AG	120	10
Schneider Electric SE	19,777	1,380	HUGO BOSS AG	1,491	180
SCOR SE - ADR	25,018	959	Infineon Technologies AG - ADR	20,684	232
SEB SA	1,777	179	K&S AG	15,656	643
Societe BIC SA	3,717	637	Kabel Deutschland Holding AG(Æ)	1,224	166
Societe Fonciere Lyonnaise SA(ö)	2,426	109	KION Group AG(Æ)	248	11
Societe Generale SA	63,228	3,104	Krones AG	1,620	187
Societe Television Francaise 1	12,989	224	Lanxess AG	12,091	698
Sodexo SA	5,140	479	LEG Immobilien AG(Æ)	3,255	237
Suez Environnement Co.	27,494	527	Linde AG	7,414	1,402
Tarkett(Æ)	5,155	122	MAN SE	877	92
Technip SA	14,741	839	Merck KGaA	10,519	1,070
Teleperformance - GDR	5,467	406	MTU Aero Engines AG	1,638	151
Thales SA	5,445	369	Muenchener Rueckversicherungs-
Total SA	153,014	7,584	Gesellschaft AG in Muenchen	16,987	3,125
Valeo SA	4,391	586	OSRAM Licht AG	4,636	264
Vallourec SA	14,532	238	ProSiebenSat.1 Media SE	1,286	66
Veolia Environnement SA	65,024	1,451	Puma SE	580	110
Vicat	2,082	155	Rational AG	312	122
Vinci SA	47,923	3,072	Rheinmetall AG	3,505	191
Vivendi SA - ADR	129,804	3,416	Rhoen Klinikum AG	4,181	116
Wendel SA	2,738	364	Rocket Internet AG(Æ)	359	13
Zodiac Aerospace	10,445	311	RWE AG	8,882	185
		86,705	Salzgitter AG	7,589	271
			SAP SE - ADR	40,973	2,938
Germany - 7.4%			Siemens AG	43,427	4,649
adidas AG	5,349	438	Sky Deutschland AG(Æ)	2,399	18
Allianz SE	41,249	6,763	Software AG	2,516	75
Aurubis AG	5,323	319	STADA Arzneimittel AG	5,641	217
Axel Springer SE Class A	1,950	109	Suedzucker AG	8,798	145
BASF SE	40,377	3,484	Symrise AG	14,131	941
Bayer AG	45,259	6,685	Talanx AG	6,377	204
Bayerische Motoren Werke AG	28,423	2,853	Telefonica Deutschland Holdings(Æ)	3,978	25
Beiersdorf AG(Æ)	5,401	462	ThyssenKrupp AG - ADR	35,475	901
Bilfinger SE	3,474	143	TUI AG	16,744	287
Brenntag AG	836	47	United Internet AG	9,113	451
Celesio AG	4,713	137	Volkswagen AG	830	168
Commerzbank AG(Æ)	109,720	1,423	Wacker Chemie AG	943	95
Continental AG	3,022	676	Wirecard AG	9,635	382
Daimler AG	83,505	7,471			69,343
Deutsche Annington Immobilien SE	3,762	118
Deutsche Bank AG	104,755	3,693	Hong Kong - 2.0%
Deutsche Boerse AG	1,554	141	AIA Group, Ltd.	333,000	2,168
Deutsche Lufthansa AG(Æ)	37,899	514	Bank of East Asia, Ltd. (The)	119,600	484
Deutsche Post AG	37,855	1,144	Cathay Pacific Airways, Ltd.	92,000	217
Deutsche Postbank AG	2,788	113	Champion REIT(Æ)(ö)	196,000	109
Deutsche Telekom AG	131,052	2,370	Cheung Kong Property Holdings Ltd.(Æ)	301,536	2,514
Deutsche Wohnen AG	22,208	550	China South City Holdings, Ltd.	218,000	65
E.ON SE	134,188	1,771	CLP Holdings, Ltd.	19,000	161
Evonik Industries AG	6,658	267	Galaxy Entertainment Group, Ltd.	27,000	124
Fielmann AG	2,855	189	Global Brands Group Holdings, Ltd.(Æ)	508,000	112
Fraport AG Frankfurt Airport Services			Goldin Financial Holdings, Ltd.(Æ)	244,000	195
Worldwide	2,332	153	Hang Lung Group, Ltd.	65,000	293
Freenet AG	7,645	263	Hang Lung Properties, Ltd. - ADR	237,000	676
Fresenius Medical Care AG & Co. KGaA	18,664	1,523	Hang Seng Bank, Ltd.	13,800	283
Fresenius SE & Co. KGaA	27,740	1,914	Henderson Land Development Co., Ltd.	194,700	1,285

See accompanying notes which are an integral part of this quarterly report.

360 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hong Kong & China Gas Co., Ltd.	268,400	548	Autogrill SpA(Æ)	815	7
Hong Kong Exchanges and Clearing,			Banca Monte dei Paschi di Siena
Ltd.	46,400	1,253	SPA(Æ)	9,751	19
Hongkong & Shanghai Hotels, Ltd. (The)	146,000	194	Banca Popolare dell'Emilia Romagna SC	37,716	332
Hopewell Holdings, Ltd.	97,000	333	Banca Popolare di Milano Scarl	512,487	554
Hysan Development Co., Ltd.	49,000	209	Banco Popolare SC(Æ)	3,385	59
Link REIT (The)(ö)	78,500	461	Buzzi Unicem SpA	572	10
MTR Corp., Ltd.	68,000	303	Credito Emiliano SpA	16,345	138
New World Development Co., Ltd.	226,000	273	Davide Campari-Milano SpA	12,672	101
PCCW, Ltd.	120,000	72	De Longhi SPA(Æ)	4,420	108
Power Assets Holdings, Ltd.	77,000	725	Enel SpA	552,060	2,598
Sino Land Co., Ltd.	366,000	568	ENI SpA - ADR	200,093	3,502
SJM Holdings, Ltd.	3,000	3	EXOR SpA	12,480	628
Sun Hung Kai Properties, Ltd.	112,000	1,727	Finmeccanica SpA(Æ)	51,275	738
Swire Pacific, Ltd. Class A	102,000	1,306	Hera SpA	103,399	260
Swire Pacific, Ltd. Class B	52,500	123	Intesa Sanpaolo SpA	1,488,702	5,685
Swire Properties, Ltd.	180,400	582	Luxottica Group SpA	8,589	622
Television Broadcasts, Ltd.	13,600	72	Mediaset SpA	4,253	22
Wharf Holdings, Ltd. (The)	144,000	913	Mediobanca SpA	23,587	256
Wheelock & Co., Ltd.	52,000	268	Moncler SpA	462	9
		18,619	Parmalat SpA(Þ)	125,743	331
			Pirelli & C. SpA - ADR	1,497	25
Ireland - 0.6%			Prada SpA	12,500	57
Bank of Ireland(Æ)	1,896,258	797	Prysmian SpA	518	12
CRH PLC	37,210	1,102	Recordati SpA	9,173	228
DCC PLC	5,819	460	Saipem SpA - ADR(Æ)	23,885	208
Glanbia PLC	7,362	154	Salvatore Ferragamo SpA	347	11
ICON PLC(Æ)	3,245	262	Snam Rete Gas SpA	95,298	468
Kerry Group PLC Class A	11,474	871	Telecom Italia SpA(Æ)	1,709,415	2,260
King Digital Entertainment PLC	665	10	Telecom Italia SpA	470,081	487
Paddy Power PLC(Æ)	2,584	231	Terna Rete Elettrica Nazionale SpA	34,994	163
Seagate Technology PLC	19,106	967	Tod's SpA	64	6
Smurfit Kappa Group PLC	3,030	91	UniCredit SpA	270,131	1,789
Weatherford International PLC(Æ)	35,986	384	Unione di Banche Italiane SCpA	53,993	438
Willis Group Holdings PLC	1,214	56	Unipol Gruppo Finanziario SpA	27,732	149
		5,385	UnipolSai SpA	111,608	290
			World Duty Free SpA(Æ)	599	7
Isle of Man - 0.0%					26,133
Genting Singapore PLC	82,300	53
Playtech PLC	941	13	Japan - 18.9%
		66	ABC-Mart, Inc.	3,500	211
			Advantest Corp.	5,200	45
Israel - 0.7%			Aeon Co., Ltd.	50,500	772
Azrieli Group	9,015	374	AEON Financial Service Co., Ltd.	300	8
Bank Hapoalim BM	83,194	462	Aeon Mall Co., Ltd.	300	6
Bank Leumi Le-Israel BM(Æ)	77,935	339	Air Water, Inc.	16,000	278
Bezeq The Israeli Telecommunication			Aisin Seiki Co., Ltd.	18,300	742
Corp., Ltd.	90,801	167	Ajinomoto Co., Inc.	25,000	577
Check Point Software Technologies, Ltd.			Alfresa Holdings Corp.	19,000	320
(Æ)	14,381	1,162	Amada Holdings Co., Ltd.	2,900	29
Delek Group, Ltd.	18	5	ANA Holdings, Inc.	174,000	554
Mizrahi Tefahot Bank, Ltd.	11,133	143	Aozora Bank, Ltd.	94,000	361
NICE-Systems, Ltd.	6,388	408	Asahi Glass Co., Ltd.	82,000	482
Taro Pharmaceutical Industries, Ltd.(Æ)	611	85	Asahi Group Holdings, Ltd.	22,500	754
Teva Pharmaceutical Industries, Ltd.	44,260	3,068	Asahi Kasei Corp.	89,000	678
		6,213	Asics Corp.	14,200	408

Italy - 2.8%			Astellas Pharma, Inc.	118,000	1,782
A2A SpA	201,645	257	Bandai Namco Holdings, Inc.	1,200	27
Assicurazioni Generali SpA	112,100	2,206	Bank of Kyoto, Ltd. (The)	32,000	377
Atlantia SpA	40,963	1,093	Bank of Yokohama, Ltd. (The)	74,000	469

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 361

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Benesse Holdings, Inc.	4,000	108	Hitachi, Ltd.	387,000	2,511
Bridgestone Corp.	27,600	1,041	Hokuhoku Financial Group, Inc.	173,000	409
Brother Industries, Ltd.	14,900	206	Hokuriku Electric Power Co.	14,500	223
Calbee, Inc.	7,700	343	Honda Motor Co., Ltd.	94,300	3,178
Canon, Inc.	61,900	1,980	Hoshizaki Electric Co., Ltd.	5,800	346
Casio Computer Co., Ltd.	12,800	256	Hoya Corp.	27,300	1,155
Central Japan Railway Co.	7,800	1,365	Ibiden Co., Ltd.	10,500	174
Century Tokyo Leasing Corp.	7,800	265	Idemitsu Kosan Co., Ltd.	10,400	191
Chiba Bank, Ltd. (The)	64,000	509	IHI Corp.	71,000	283
Chiyoda Corp.	16,000	129	Iida Group Holdings(Æ)	13,900	244
Chubu Electric Power Co., Inc.	31,500	536	Inpex Corp.	103,700	1,129
Chugai Pharmaceutical Co., Ltd.	22,600	822	Isetan Mitsukoshi Holdings, Ltd.	23,200	422
Chugoku Bank, Ltd. (The)	20,700	323	Isuzu Motors, Ltd.	7,300	101
Chugoku Electric Power Co., Inc. (The)	20,700	310	ITOCHU Corp.	128,400	1,580
Citizen Holdings Co., Ltd.	2,300	15	Itochu Techno-Solutions Corp.	4,400	103
Credit Saison Co., Ltd.	16,800	371	Iyo Bank, Ltd. (The)	39,300	500
Dai Nippon Printing Co., Ltd.	69,000	769	J Front Retailing Co., Ltd.	12,900	244
Daicel Chemical Industries, Ltd.	25,300	344	Japan Display, Inc.(Æ)	40,600	126
Daido Steel Co., Ltd.	37,000	140	Japan Exchange Group, Inc.	1,000	35
Daihatsu Motor Co., Ltd.	24,500	348	Japan Petroleum Exploration Co., Ltd.	4,500	141
Dai-ichi Life Insurance Co., Ltd. (The)	27,700	563	Japan Tobacco, Inc.	40,900	1,587
Daiichi Sankyo Co., Ltd.	64,400	1,322	JFE Holdings, Inc.	32,400	606
Daikin Industries, Ltd.	12,800	828	JGC Corp.	6,000	103
Daito Trust Construction Co., Ltd.	5,600	593	Joyo Bank, Ltd. (The)	66,000	390
Daiwa House Industry Co., Ltd.	7,300	182	JSR Corp.	6,700	112
Daiwa Securities Group, Inc.	24,000	187	JTEKT Corp.	1,100	19
DeNA Co., Ltd.	11,900	236	JX Holdings, Inc.	157,200	672
Denso Corp.	22,700	1,125	Kajima Corp.	90,000	448
Dentsu, Inc.	3,000	171	Kakaku.com, Inc.	1,200	19
Disco Corp.	1,700	131	Kamigumi Co., Ltd.	30,000	282
Don Quijote Holdings Co., Ltd.	6,600	283	Kaneka Corp.	42,000	304
East Japan Railway Co.	15,400	1,521	Kansai Electric Power Co., Inc. (The)(Æ)	33,900	460
Eisai Co., Ltd.	5,800	378	Kansai Paint Co., Ltd.	11,000	179
Electric Power Development Co., Ltd.	16,100	557	Kao Corp.	31,700	1,608
FamilyMart Co., Ltd.	3,500	170	Kawasaki Heavy Industries, Ltd.	80,000	350
FANUC Corp.	7,300	1,221	KDDI Corp.	96,000	2,448
Fast Retailing Co., Ltd.	1,400	692	Keihan Electric Railway Co., Ltd.	29,000	190
Fuji Electric Co., Ltd.	4,000	17	Keikyu Corp.	13,000	107
Fuji Heavy Industries, Ltd.	28,200	1,046	Keio Corp.	22,000	183
FUJIFILM Holdings Corp.	35,700	1,420	Keisei Electric Railway Co., Ltd.	16,000	195
Fujitsu, Ltd.	29,000	153	Keyence Corp.	3,000	1,516
Fukuoka Financial Group, Inc.	122,000	630	Kikkoman Corp.	19,000	665
GS Yuasa Corp.	3,000	12	Kintetsu Group Holdings Co., Ltd.	10,000	36
GungHo Online Entertainment, Inc.	1,500	5	Kirin Holdings Co., Ltd.	26,300	406
Gunma Bank, Ltd.(Æ)	62,000	462	Kobayashi Pharmaceutical Co., Ltd.	1,400	110
Hachijuni Bank, Ltd. (The)	61,000	474	Kobe Steel, Ltd.	276,000	429
Hakuhodo DY Holdings, Inc.	21,500	241	Koito Manufacturing Co., Ltd.	5,900	231
Hamamatsu Photonics KK	18,800	491	Komatsu, Ltd.	61,800	1,146
Hankyu Hanshin Holdings, Inc.	19,000	120	Konami Corp.	1,300	27
Hikari Tsushin, Inc.	100	7	Konica Minolta, Inc.	38,400	478
Hino Motors, Ltd.	700	9	Kubota Corp.	34,000	584
Hirose Electric Co., Ltd.	1,500	179	Kuraray Co., Ltd.	45,000	530
Hiroshima Bank, Ltd. (The)	25,000	146	Kurita Water Industries, Ltd.	6,000	132
Hisamitsu Pharmaceutical Co., Inc.	3,400	124	Kyocera Corp.	21,900	1,129
Hitachi Capital Corp.	5,900	161	Kyowa Hakko Kirin Co., Ltd.	12,000	196
Hitachi Chemical Co., Ltd.	19,100	338	Kyushu Electric Power Co., Inc.	11,600	165
Hitachi Construction Machinery Co.,			Lawson, Inc.	2,300	172
Ltd.	5,200	86	LIXIL Group Corp.	23,200	465
Hitachi High-Technologies Corp.	4,600	107	M3, Inc.	7,400	174
Hitachi Metals, Ltd.	11,000	164	Mabuchi Motor Co., Ltd.	6,300	379

See accompanying notes which are an integral part of this quarterly report.

362 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Makita Corp.	1,900	105	Obayashi Corp.	28,000	216
Marubeni Corp.	136,500	761	Obic Co., Ltd.	7,200	342
Marui Group Co., Ltd.	29,300	411	Odakyu Electric Railway Co., Ltd.	15,000	150
Mazda Motor Corp.	7,400	146	Oji Holdings Corp.	81,000	354
McDonald's Holdings Co. Japan, Ltd.	4,100	87	Olympus Corp.	11,100	426
Medipal Holdings Corp.	16,700	298	Omron Corp.	7,300	287
MEIJI Holdings Co., Ltd.	1,600	228	Ono Pharmaceutical Co., Ltd.	600	73
Minebea Co., Ltd.	20,000	314	Oracle Corp. Japan	2,200	93
Mitsubishi Chemical Holdings Corp.	201,300	1,320	Oriental Land Co., Ltd.	11,500	730
Mitsubishi Corp.	115,700	2,507	ORIX Corp.	108,900	1,633
Mitsubishi Electric Corp.	70,000	751	Osaka Gas Co., Ltd.	215,000	860
Mitsubishi Estate Co., Ltd.	25,000	557	Otsuka Corp.	2,600	136
Mitsubishi Gas Chemical Co., Inc.	29,000	161	Otsuka Holdings Co., Ltd.	34,600	1,246
Mitsubishi Heavy Industries, Ltd.	119,000	631	Panasonic Corp.	99,400	1,167
Mitsubishi Logistics Corp.	1,000	15	Park24 Co., Ltd.	5,200	95
Mitsubishi Materials Corp.	89,000	322	Rakuten, Inc.	19,200	310
Mitsubishi Motors Corp.	12,300	105	Recruit Holdings Co., Ltd.	9,200	291
Mitsubishi Tanabe Pharma Corp.	19,300	323	Renesas Electronics Corp.(Æ)	900	6
Mitsubishi UFJ Financial Group, Inc.	809,500	5,873	Resona Holdings, Inc.	150,600	832
Mitsubishi UFJ Lease & Finance Co.,			Ricoh Co., Ltd.	66,400	657
Ltd.	55,200	297	Rinnai Corp.	2,300	163
Mitsui & Co., Ltd.	138,100	1,792	Rohm Co., Ltd.	4,300	249
Mitsui Chemicals, Inc.	101,000	380	Sankyo Co., Ltd.	4,800	182
Mitsui Fudosan Co., Ltd.	27,000	766	Sanrio Co., Ltd.	200	6
Mitsui OSK Lines, Ltd.	69,000	207	Santen Pharmaceutical Co., Ltd.	39,000	573
Mizuho Financial Group, Inc.	1,469,800	3,189	SBI Holdings, Inc.	1,100	15
MS&AD Insurance Group Holdings, Inc.	13,500	425	Secom Co., Ltd.	9,100	613
Murata Manufacturing Co., Ltd.	10,100	1,494	Sega Sammy Holdings, Inc.	18,100	227
Nabtesco Corp.	8,100	178	Seibu Holdings, Inc.	1,100	25
Nagoya Railroad Co., Ltd.	67,000	252	Seiko Epson Corp.	23,300	411
Nankai Electric Railway Co., Ltd.	30,000	151	Sekisui Chemical Co., Ltd.	30,000	334
NEC Corp.	212,000	679	Sekisui House, Ltd.	20,400	304
Nexon Co., Ltd.	1,400	19	Seven & i Holdings Co., Ltd.	39,100	1,804
NGK Insulators, Ltd.	14,000	358	Seven Bank, Ltd.	44,800	213
NGK Spark Plug Co., Ltd.	9,800	260	Sharp Corp.	72,000	95
NH Foods, Ltd.	19,000	463	Shikoku Electric Power Co., Inc.(Æ)	13,500	228
NHK Spring Co., Ltd.	22,300	236	Shimadzu Corp.	16,000	238
Nidec Corp.	14,600	1,311	Shimamura Co., Ltd.	4,000	414
Nikon Corp.	31,000	369	Shimano, Inc.	4,600	641
Nintendo Co., Ltd.	5,000	881	Shimizu Corp.	54,000	475
Nippon Electric Glass Co., Ltd.	34,000	165	Shin-Etsu Chemical Co., Ltd.	26,100	1,560
Nippon Express Co., Ltd.	74,000	393	Shinsei Bank, Ltd.	211,000	463
Nippon Paint Holdings Co., Ltd.	7,700	221	Shionogi & Co., Ltd.	20,000	797
Nippon Shokubai Co., Ltd.	25,000	370	Shiseido Co., Ltd.	17,400	421
Nippon Steel & Sumitomo Metal Corp.	559,000	1,325	Shizuoka Bank, Ltd. (The)	43,000	485
Nippon Telegraph & Telephone Corp.	82,800	3,190	Showa Shell Sekiyu	17,800	167
Nippon Yusen	109,000	298	SMC Corp.	4,600	1,171
Nissan Motor Co., Ltd.	231,000	2,240	SoftBank Group Corp.	18,700	1,040
Nisshin Seifun Group, Inc.	28,800	413	Sojitz Corp.	119,900	277
Nissin Foods Holdings Co., Ltd.	8,600	388	Sompo Japan Nipponkoa Holdings, Inc.	4,200	148
Nitori Holdings Co., Ltd.	8,900	801	Sony Corp.	70,700	2,006
Nitto Denko Corp.	8,300	626	Sony Financial Holdings, Inc.	8,200	157
NOK Corp.	5,600	164	Stanley Electric Co., Ltd.	7,300	156
Nomura Holdings, Inc.	129,400	922	Sumco Corp.	8,400	84
Nomura Real Estate Holdings, Inc.	16,900	338	Sumitomo Chemical Co., Ltd.	74,000	422
Nomura Research Institute, Ltd.	7,000	288	Sumitomo Corp.	114,700	1,308
NSK, Ltd.	3,000	39	Sumitomo Dainippon Pharma Co., Ltd.	900	11
NTT Data Corp.	2,800	134	Sumitomo Electric Industries, Ltd.	86,200	1,290
NTT DOCOMO, Inc.	62,200	1,315	Sumitomo Heavy Industries, Ltd.	90,000	454
NTT Urban Development Corp.	800	8	Sumitomo Metal Mining Co., Ltd.	80,000	1,076

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 363

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sumitomo Mitsui Financial Group, Inc.	85,800	3,851	Yokogawa Electric Corp.	700	8
Sumitomo Mitsui Trust Holdings, Inc.	268,000	1,241	Yokohama Rubber Co., Ltd. (The)	10,500	208
Sumitomo Realty & Development Co.,					177,258
Ltd.	7,000	245
Sumitomo Rubber Industries, Ltd.	29,200	441	Jersey - 0.7%
Suntory Beverage & Food, Ltd.	5,700	241	Delphi Automotive PLC	24,414	1,905
Suruga Bank Ltd.(Æ)	1,600	34	Experian PLC	41,540	778
Suzuken Co., Ltd.	11,200	398	Genel Energy PLC(Æ)	609	4
Suzuki Motor Corp.	19,100	668	Glencore PLC(Æ)	434,690	1,410
Sysmex Corp.	16,700	1,085	Henderson Group PLC	9,460	42
T&D Holdings, Inc.	7,700	117	Petrofac, Ltd.	24,942	342
Taiheiyo Cement Corp.	7,000	23	Polyus Gold International, Ltd.	3,409	9
Taisei Corp.	78,000	459	Randgold Resources, Ltd.	276	17
Taisho Pharmaceutical Holdings Co.,			United Business Media, Ltd.	3,798	32
Ltd.	2,900	195	Wolseley PLC - ADR	5,673	377
Taiyo Nippon Sanso Corp.	19,000	223	WPP PLC	51,961	1,194
Takashimaya Co., Ltd.	32,000	307			6,110
Takeda Pharmaceutical Co., Ltd.	34,100	1,720
TDK Corp.	4,500	314	Luxembourg - 0.3%
Teijin, Ltd.	55,000	200	Altice SA	337	43
Terumo Corp.	5,300	137	ArcelorMittal	116,399	1,057
THK Co., Ltd.	2,800	54	GAGFAH SA	9,480	153
Tobu Railway Co., Ltd.	18,000	87	L'Occitane International SA	61,000	155
Toho Co., Ltd.	8,200	194	Pacific Drilling SA(Æ)	2,412	5
Toho Gas Co., Ltd.	35,000	210	RTL Group SA	2,083	189
Tohoku Electric Power Co., Inc.	9,900	146	Samsonite International SA	7,200	23
Tokio Marine Holdings, Inc.	26,600	1,112	SES SA	22,552	698
Tokyo Broadcasting System Holdings,			Subsea 7 SA(Æ)	30,690	268
Inc.	12,000	175	Tenaris SA	16,452	207
Tokyo Electric Power Co., Inc.(Æ)	140,800	1,014	Ternium SA - ADR	7,378	115
Tokyo Electron, Ltd.	9,700	534			2,913

Tokyo Gas Co., Ltd.	112,000	606	Mauritius - 0.0%
Tokyo Tatemono Co., Ltd.	1,000	14	Golden Agri-Resources, Ltd.	522,400	120
Tokyu Corp.	16,000	118
Tokyu Fudosan Holdings Corp.	1,600	12	Netherlands - 2.6%
TonenGeneral Sekiyu KK	30,000	299	Aalberts Industries NV	4,977	156
Toppan Printing Co., Ltd.	87,000	756	Aegon NV	222,843	1,713
Toray Industries, Inc.	75,000	599	AerCap Holdings NV(Æ)	945	44
Toshiba Corp.	127,000	389	Airbus Group SE	13,691	971
TOTO, Ltd.	5,000	82	Akzo Nobel NV	5,436	389
Toyo Seikan Group Holdings, Ltd.	12,100	188	ASML Holding NV	18,267	1,817
Toyo Suisan Kaisha, Ltd.	8,200	311	Boskalis Westminster NV	7,378	361
Toyoda Gosei Co., Ltd.	11,100	246	CNH Industrial NV	27,398	245
Toyota Boshoku Corp.	14,200	258	Core Laboratories NV	683	75
Toyota Industries Corp.	12,300	681	Delta Lloyd NV	18,331	326
Toyota Motor Corp.	159,500	10,630	Fugro NV(Æ)	8,360	175
Toyota Tsusho Corp.	14,100	358	Gemalto NV	940	81
Trend Micro, Inc.	5,100	186	Heineken Holding NV	6,868	477
Unicharm Corp.	33,000	795	Heineken NV	16,142	1,270
USS Co., Ltd.	15,000	264	ING Groep NV	402,644	6,037
West Japan Railway Co.	14,500	1,042	Koninklijke Ahold NV(Æ)	37,239	741
Yahoo! Japan Corp.	36,500	160	Koninklijke DSM NV(Æ)	2,004	114
Yakult Honsha Co., Ltd.	8,900	593	Koninklijke KPN NV	180,146	713
Yamada Denki Co., Ltd.	52,800	202	Koninklijke Philips NV	31,021	863
Yamaguchi Financial Group, Inc.	30,000	402	Koninklijke Vopak NV	572	30
Yamaha Corp.	1,500	35	Mobileye NV(Æ)	518	31
Yamaha Motor Co., Ltd.	15,900	362	NN Group NV(Æ)	573	18
Yamato Holdings Co., Ltd.	32,400	721	NXP Semiconductors NV(Æ)	13,514	1,311
Yamazaki Baking Co., Ltd.	31,000	494	Randstad Holding NV(Æ)	499	34
Yaskawa Electric Corp.	700	8	Reed Elsevier NV(Æ)	61,467	1,025

See accompanying notes which are an integral part of this quarterly report.

364 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SBM Offshore NV(Æ)	19,306	236	Frasers Centerpoint Ltd.(Æ)	88,969	109
Sensata Technologies Holding NV(Æ)	9,470	486	Great Eastern Holdings, Ltd.	7,600	128
STMicroelectronics NV	29,198	228	Keppel Corp., Ltd. - ADR	165,500	903
TNT Express NV	25,331	212	Neptune Orient Lines, Ltd.(Æ)	189,000	129
Unilever NV	77,670	3,483	Olam International, Ltd.	121,000	162
Wolters Kluwer NV	21,095	699	Oversea-Chinese Banking Corp., Ltd.	46,400	350
X5 Retail Group NV - GDR(Æ)	1,179	21	SATS, Ltd.	23,800	65
Yandex NV Class A(Æ)	1,495	21	Sembcorp Industries, Ltd.	95,400	249
		24,403	SIA Engineering Co., Ltd.	25,100	66
			Singapore Airlines, Ltd.	63,200	497
New Zealand - 0.1%			Singapore Exchange, Ltd.	30,100	176
Auckland International Airport, Ltd.(Æ)	51,167	183	Singapore Press Holdings, Ltd.	17,000	52
Contact Energy, Ltd.	31,217	102	Singapore Technologies Engineering,
Fletcher Building, Ltd.	12,832	67	Ltd.	9,000	21
Fonterra Shareholders Fund(Æ)	26,408	82	Singapore Telecommunications, Ltd.	138,700	413
Mighty River Power, Ltd.	36,822	67	StarHub, Ltd.	24,000	67
Ryman Healthcare, Ltd.	17,195	95	Suntec Real Estate Investment Trust(Æ)
Spark New Zealand, Ltd.	88,695	173	(ö)	81,600	102
Xero, Ltd.(Æ)	329	4	United Industrial Corp., Ltd.	108,800	266
		773	United Overseas Bank, Ltd.	43,400	706
			UOL Group, Ltd.	61,500	302
Norway - 0.7%			Wilmar International, Ltd.	191,100	446
Aker Solutions ASA	43,336	59			7,707
Aker Solutions ASA(Æ)	23,113	92
DNB ASA	97,491	1,588	Spain - 3.3%
DNO ASA(Æ)	2,086	2	Abertis Infraestructuras SA	22,911	375
Gjensidige Forsikring ASA	18,477	296	Acciona SA	2,040	165
Kongsberg Gruppen ASA	4,247	71	Acerinox SA	6,525	79
Marine Harvest ASA	17,976	222	ACS Actividades de Construccion y
Norsk Hydro ASA	82,687	308	Servicios SA	1,119	37
Orkla ASA	28,592	228	Amadeus IT Holding SA Class A	17,490	762
Petroleum Geo-Services ASA	28,911	132	Applus Services SA(Æ)(ö)	443	5
Schibsted ASA(Æ)	4,511	147	Applus Services SA	297	6
Schibsted ASA Class A	4,511	157	Atresmedia Corp de Medios de
Statoil ASA Class N	117,051	1,977	Comunicacion SA(Æ)	480	7
TE Connectivity, Ltd.	32,389	711	Banco Bilbao Vizcaya Argentaria SA
TGS Nopec Geophysical Co. ASA - ADR	250	5	- ADR	362,534	3,664
Yara International ASA	17,783	885	Banco de Sabadell SA - ADR	336,266	765
		6,880	Banco Popular Espanol SA	161,166	738
			Banco Santander SA - ADR	986,898	6,800
Portugal - 0.2%			Bankia SA Class A	529,917	699
Banco BPI SA Class G	104,870	119	Bankinter SA	33,148	256
Banco Comercial Portugues SA Class			Bolsas y Mercados Espanoles SHMSF
R(Æ)	3,654,779	280	SA	557	23
Banco Espirito Santo SA Class C(Æ)	22,842	3	CaixaBank SA	160,380	714
Energias de Portugal SA	277,598	1,027	Corp. Financiera Alba SA	5,955	279
Galp Energia SGPS SA Class B	21,422	249	Ebro Foods SA	15,141	302
NOS SGPS SA	2,243	19	EDP Renovaveis SA	12,734	93
Pharol SGPS SA(Æ)	82,736	31	Enagas SA	20,700	582
Portucel SA - ADR	62,797	240	Endesa SA - ADR	12,119	255
Sonae SGPS SA	94,039	130	Ferrovial SA	25,532	620
		2,098	Gas Natural SDG SA	50,926	1,108
			Grifols SA	5,378	210
Singapore - 0.8%			Grupo Catalana Occidente SA	5,461	169
CapitaLand Commercial Trust(Æ)(ö)	83,000	86
CapitaLand, Ltd.	158,300	374	Iberdrola SA	530,116	3,742
City Developments, Ltd.	44,000	301	Inditex SA(Æ)	47,877	1,639
ComfortDelGro Corp., Ltd.	137,000	302	Indra Sistemas SA(Æ)	14,019	157
DBS Group Holdings, Ltd.	74,700	1,104	International Consolidated Airlines
Flextronics International, Ltd.(Æ)	26,002	286	Group SA(Æ)	57,622	480
Fraser and Neave, Ltd.	26,100	45	Mapfre SA	68,548	220

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 365

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mediaset Espana Comunicacion SA	11,681	147	TeliaSonera AB	106,578	648
Obrascon Huarte Lain SA	5,127	85	Trelleborg AB Class B	1,567	27
Prosegur Cia de Seguridad SA	12,861	68	Volvo AB Class A - GDR	5,493	65
Red Electrica Corp. SA	8,960	717	Volvo AB Class B	38,800	459
Repsol SA - ADR	88,893	1,495			23,283
Sacyr SA(Æ)	33,638	116
Tecnicas Reunidas SA(Æ)	1,651	84	Switzerland - 8.7%
Telefonica SA - ADR	194,685	2,979	ABB, Ltd.(Æ)	85,465	1,735
Zardoya Otis SA	9,825	108	Actelion, Ltd.(Æ)	4,953	732
		30,750	Adecco SA(Æ)	735	61
			Allreal Holding AG(Æ)	2,520	360
Sweden - 2.5%			Alpiq Holding AG(Æ)	1,251	105
Alfa Laval AB	11,153	205	Baloise Holding AG	10,312	1,314
Assa Abloy AB(Æ)	83,895	1,698	Banque Cantonale Vaudoise	299	194
Atlas Copco AB A Shares(Æ)	57,400	1,567	Barry Callebaut AG(Æ)	70	78
Atlas Copco AB B Shares(Æ)	21,702	532	Basellandschaftliche Kantonalbank	215	200
BillerudKorsnas AB	11,282	173	Basler Kantonalbank	1,786	135
Boliden AB	30,260	560	Berner Kantonalbank AG	1,072	205
Electrolux AB	15,418	443	Bucher Industries AG	362	88
Getinge AB Class B	916	22	Chocoladefabriken Lindt & Sprungli AG	6	401
Hennes & Mauritz AB Class B	40,873	1,625	Cie Financiere Richemont SA	15,311	1,321
Hexagon AB Class B	14,362	464	Clariant AG(Æ)	2,054	41
Hexpol AB(Æ)	19,050	204	Coca-Cola HBC AG - ADR(Æ)	2,010	42
Holmen AB Class B	7,524	215	Credit Suisse Group AG(Æ)	105,717	3,110
Hufvudstaden AB Class A	23,124	299	DKSH Holding AG(Æ)	1,534	115
Husqvarna AB Class B	26,453	193	Dufry AG(Æ)	129	18
Husqvarna AB(Æ)	11,475	83	EMS-Chemie Holding AG	1,276	622
ICA Gruppen AB(Æ)	3,754	137	Flughafen Zuerich AG	439	360
Investment AB Latour(Æ)	6,996	207	Galenica AG	233	265
L E Lundbergforetagen AB(Æ)	7,370	336	GAM Holding AG(Æ)	683	14
Lundin Petroleum AB(Æ)	419	6	Geberit AG	3,156	1,091
Meda AB Class A	13,852	226	Georg Fischer AG	44	29
Melker Schorling AB	6,066	326	Givaudan SA(Æ)	562	1,046
Modern Times Group MTG AB Class B	179	5	Graubuendner Kantonalbank	58	90
NCC AB Class B	9,274	277	Helvetia Holding AG	654	359
NCC AB(Æ)	2,659	79	Julius Baer Group, Ltd.(Æ)	1,560	86
Nibe Industrier AB Class B	4,333	122	Kuehne & Nagel International AG	6,831	943
Nordea Bank AB	162,728	2,023	LafargeHolcim, Ltd.(Æ)	15,038	1,046
Ratos AB Class B	21,770	136	Lindt & Spruengli AG(Æ)	88	496
Saab AB Class B	3,608	87	Lonza Group AG(Æ)	2,688	389
Sandvik AB	31,171	315	Luzerner Kantonalbank AG	206	76
Securitas AB Class B	36,148	518	Nestle SA	191,050	14,473
Skandinaviska Enskilda Banken AB			Novartis AG	152,045	15,797
Class A	117,249	1,412	OC Oerlikon Corp. AG(Æ)	922	11
Skandinaviska Enskilda Banken AB(Æ)	7,190	85	Panalpina Welttransport Holding AG	52	6
Skanska AB Class B	43,448	913	Partners Group Holding AG	1,309	438
SKF AB Class B	6,476	127	PSP Swiss Property AG(Æ)	5,157	463
SSAB AB Class A(Æ)	21,895	104	Roche Holding AG	42,276	12,192
SSAB AB Class B(Æ)	803	3	Schindler Holding AG(ö)	3,519	567
Svenska Cellulosa AB SCA Class A	284	8	SGS SA	286	546
Svenska Cellulosa AB SCA Class B	18,935	540	Sika AG	188	681
Svenska Handelsbanken AB A			Sonova Holding AG	2,925	416
Shares(Æ)	90,250	1,379	St. Galler Kantonalbank AG	364	137
Svenska Handelsbanken AB B			Straumann Holding AG	404	120
Shares(Æ)	6,078	93	Sulzer AG	2,357	242
Swedbank AB Class A	50,316	1,177	Swatch Group AG (The)	1,409	116
Swedish Match AB	15,793	483	Swatch Group AG (The) Class B	1,012	436
Tele2 AB Class B	38,394	400	Swiss Life Holding AG(Æ)	4,124	974
Telefonaktiebolaget LM Ericsson Class A	7,548	76	Swiss Prime Site AG Class A(Æ)	5,636	449
Telefonaktiebolaget LM Ericsson Class B	205,791	2,201	Swiss Re AG(Æ)	26,263	2,364

See accompanying notes which are an integral part of this quarterly report.

366 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swisscom AG	2,039	1,185	Galiform PLC	41,142	318
Syngenta AG	3,664	1,510	GKN PLC	13,160	65
TE Connectivity, Ltd.	26,018	1,585	GlaxoSmithKline PLC - ADR	245,076	5,329
Transocean, Ltd.	33,045	446	Great Portland Estates PLC(ö)	44,044	572
UBS Group AG(Æ)	182,688	4,199	Greene King PLC	27,575	372
Zurich Insurance Group AG(Æ)	15,330	4,666	Halma PLC	32,735	387
		81,186	Hammerson PLC(ö)	81,559	838
			Hays PLC	9,973	26
United Kingdom - 17.9%			Hikma Pharmaceuticals PLC	8,024	300
3i Group PLC	138,683	1,198	Hill Station PLC	690	13
AA PLC(Æ)	2,538	14	Hiscox, Ltd.(Æ)	56,555	817
Aberdeen Asset Management PLC	3,323	19	HSBC Holdings PLC	1,320,293	11,965
Admiral Group PLC	6,030	139	ICAP PLC	1,172	9
Aggreko PLC	3,668	68	IG Group Holdings PLC	31,037	363
Amec Foster Wheeler PLC - GDR	51,648	661	IMI PLC	15,275	253
Amlin PLC	87,306	695	Imperial Tobacco Group PLC	58,434	3,068
Anglo American PLC	115,452	1,459	Inchcape PLC	92,276	1,157
Antofagasta PLC	32,727	290	Informa PLC	4,350	40
ARM Holdings PLC	56,154	881	Inmarsat PLC	4,038	56
Ashmore Group PLC	1,702	7	Intercontinental Hotels Group PLC(Æ)	24,313	1,024
Ashtead Group PLC	40,061	613	Intermediate Capital Group(Æ)	61,035	556
Associated British Foods PLC	30,742	1,547	International Game Technology PLC(Æ)	7,025	139
AstraZeneca PLC - ADR(Æ)	69,608	4,688	Intertek Group PLC	10,305	394
Aviva PLC	371,002	3,012	Intu Properties PLC Class H(ö)	106,009	546
Babcock International Group PLC	18,668	289	Investec PLC	82,027	749
BAE Systems PLC	202,824	1,519	ITV PLC	160,025	701
Balfour Beatty PLC	77,567	285	J Sainsbury PLC	150,229	621
Barclays PLC	1,106,588	4,983	Jardine Lloyd Thompson Group PLC	7,380	120
Barratt Developments PLC	72,356	717	Jazztel PLC(Æ)	12,809	183
Berkeley Group Holdings PLC	839	44	John Wood Group PLC	38,227	373
BG Group PLC	189,274	3,228	Johnson Matthey PLC	5,126	233
BHP Billiton PLC	147,952	2,729	KAZ Minerals PLC(Æ)	38,609	98
Booker Group PLC	86,010	240	Kingfisher PLC	334,505	1,884
BP PLC	1,304,882	8,058	Ladbrokes PLC Class A	89,336	159
British American Tobacco PLC	108,280	6,430	Land Securities Group PLC(ö)	78,259	1,586
British Land Co. PLC (The)(ö)	29,695	390	Legal & General Group PLC	683,642	2,780
Britvic PLC	2,025	22	Liberty Global PLC LiLAC(Æ)	2,416	103
BT Group PLC	360,755	2,616	Lloyds Banking Group PLC	2,683,017	3,494
BTG PLC	19,462	199	Man Group PLC	133,707	339
Bunzl PLC	37,178	1,065	Marks & Spencer Group PLC	87,677	745
Burberry Group PLC	26,353	662	Meggitt PLC	25,042	181
Capita PLC	18,060	367	Merlin Entertainment PLC	4,068	26
Capital & Counties Properties PLC	75,063	541	Millennium & Copthorne Hotels PLC	23,172	202
Carnival PLC	11,665	647	Mondi PLC	1,962	47
Centrica PLC	242,159	1,007	National Grid PLC	162,308	2,160
Close Brothers Group PLC	5,741	130	Next PLC	15,136	1,888
Cobham PLC	64,051	261	Noble Corp. PLC	22,907	274
Compass Group PLC(Æ)	81,345	1,302	Ocado Group PLC(Æ)	3,205	20
Croda International PLC	837	40	Old Mutual PLC	553,168	1,830
Daily Mail & General Trust PLC Class A	1,419	18	Ophir Energy PLC Class W(Æ)	2,979	5
Derwent London PLC(ö)	10,084	572	Paragon Offshore PLC	36,351	27
Diageo PLC	110,616	3,103	Pearson PLC	41,199	773
Direct Line Insurance Group PLC(Æ)	171,886	982	Pennon Group PLC	18,043	230
Dixons Carphone PLC(Æ)	35,178	250	Persimmon PLC Class A(Æ)	21,077	673
Drax Group PLC	29,889	139	Premier Oil PLC(Æ)	49,368	103
Dunelm Group PLC(Æ)	6,163	86	Provident Financial PLC	6,823	317
easyJet PLC	18,137	466	Prudential PLC	140,992	3,317
Ensco PLC Class A	18,988	315	Reckitt Benckiser Group PLC	28,533	2,739
Evraz PLC(Æ)	126,844	199	RELX PLC	110,776	1,934
G4S PLC	9,647	41	Rentokil Initial PLC	12,322	28

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 367

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Rexam PLC(Æ)	67,889	590		Talk America Holdings, Inc.(Æ)	5,570		26
Rightmove PLC	504	29					4,273
Rio Tinto PLC(Æ)	71,109	2,760
Rolls-Royce Holdings PLC(Æ)	173,800	2,154		Total Common Stocks
Royal Bank of Scotland Group PLC(Æ)	170,832	911		(cost $922,042)			908,355
Royal Dutch Shell PLC Class A	286,306	8,235
Royal Dutch Shell PLC Class B	75,862	2,204		Investments in Other Funds - 0.7%
Royal Mail PLC	42,203	333		First Trust China AlphaDEX Fund	12,113		190
RSA Insurance Group PLC(Æ)	97,357	781		Vanguard FTSE Emerging Markets	167,300		6,411
SABMiller PLC - ADR	52,646	2,764		Total ETF Investments in Other Funds
Sage Group PLC (The)	84,982	691
Schroders PLC	501	25		(cost $7,108)			6,601
Scottish & Southern Energy PLC	43,354	1,026
Segro PLC(ö)	38,130	267		Preferred Stocks - 0.6%
Serco Group PLC	51,471	104		Germany - 0.6%
Severn Trent PLC Class H	8,482	292		Bayerische Motoren Werke AG	1,787		140
Shaftesbury PLC(ö)	35,413	516		Fuchs Petrolub SE	3,464		151
Shire PLC - ADR(Æ)	25,077	2,228		Henkel AG & Co. KGaA	8,990		1,067
Sky PLC	44,645	795		MAN SE	60		6
Smith & Nephew PLC	71,963	1,336		Porsche Automobil Holding SE	18,596		1,399
Smiths Group PLC	17,844	315		Volkswagen AG	14,445		2,895
South32 Ltd.(Æ)	335,589	437					5,658
Spectris PLC	2,555	78
Spirax-Sarco Engineering PLC(Æ)	4,762	246	Japan	- 0.0%
Sports Direct International PLC(Æ)	1,890	23		Shinkin Central Bank Class K	42		76
St. James's Place PLC	2,290	35
Stagecoach Group PLC	19,716	120		Total Preferred Stocks
Standard Chartered PLC	154,564	2,365		(cost $6,792)			5,734
Standard Life PLC(Æ)	162,750	1,152
Tate & Lyle PLC	41,947	356		Warrants & Rights - 0.5%
Taylor Wimpey PLC	238,906	725		Netherlands - 0.5%
Telecity Group PLC	13,767	235		FTSE 100 Index(Æ)
Tesco PLC	681,807	2,296		2015 Warrants	301,536		4,472
Thomas Cook Group PLC(Æ)	8,308	16
Travis Perkins PLC	30,129	1,056		United Kingdom - 0.0%
Tullow Oil PLC	10,594	41		DS Smith PLC Class F(Æ)
Unilever PLC	59,302	2,689		2014 Rights	2,977		19
United Utilities Group PLC	6,056	84		Total Warrants & Rights
Vedanta Resources PLC	11,874	74
Vodafone Group PLC	1,890,477	7,143		(cost $4,125)			4,491
Weir Group PLC (The)	1,215	29
Whitbread PLC	13,193	1,069	Short	-Term Investments - 0.8%
William Hill PLC	3,854	24		United States - 0.8%
				Russell U.S. Cash Management Fund	7,235,233	(8)	7,235
WM Morrison Supermarkets PLC	219,445	625		Total Short-Term Investments
		168,056
				(cost $7,235)			7,235
United States - 0.5%
AdStar, Inc.(Æ)	405	21		Total Investments 99.7%
AGL Resources, Inc.	63,007	767		(identified cost $947,302)			932,416
American Exploration Co.(Æ)	5,129	10
Autoliv, Inc.	652	69		Other Assets and Liabilities, Net
BlackRock Health Sciences Trust	2,770	15		- 0.3%			2,869
Chimera Investment Corp.(ö)	8,318	145		Net Assets - 100.0%			935,285
Essentra PLC	547	8
GateHouse Media, Inc. Class A(Æ)	17,035	894
GateHouse Media, Inc. Class C(Æ)	31,319	1,540
Individual, Inc.(Æ)	26,698	110
lululemon athletica, Inc.(Æ)	722	45
Marathon Oil Corp.	103,484	447
Rorer Group(Æ)	52,790	176

See accompanying notes which are an integral part of this quarterly report.

368 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
MSCI EAFE Mini Index Futures			110	USD	10,296	09/15	1
S&P/TSX 60 Index Futures			8	CAD	1,362	09/15	(2)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	990		AUD	1,300	09/16/15	(41)
Bank of America	USD	162		CAD	200	09/16/15	(9)
Bank of America	USD	1,134		CAD	1,400	09/16/15	(64)
Bank of America	USD	977		CNY	6,000	09/16/15	1
Bank of America	USD	974		DKK	6,500	09/16/15	(16)
Bank of America	USD	5,469		EUR	4,900	09/16/15	(86)
Bank of America	USD	3,458		GBP	2,200	09/16/15	(24)
Bank of America	USD	975		ILS	3,700	09/16/15	6
Bank of America	USD	962		SGD	1,300	09/16/15	(16)
Bank of America	USD	1,418		SGD	1,922	09/16/15	(19)
Bank of America	BRL	970		USD	303	09/16/15	24
Bank of America	CAD	60		USD	49	09/16/15	3
Bank of America	CAD	760		USD	616	09/16/15	35
Bank of America	CNY	7,742		USD	1,258	09/16/15	(5)
Bank of America	HKD	8,555		USD	1,103	09/16/15	—
Bank of America	HKD	17,100		USD	2,206	09/16/15	—
Bank of America	INR	28,764		USD	442	09/16/15	(5)
Bank of America	JPY	357,000		USD	2,885	09/16/15	3
Bank of America	MXN	3,850		USD	246	09/15/15	8
Bank of America	NOK	7,600		USD	966	09/16/15	37
Bank of America	NZD	3,000		USD	2,036	09/16/15	62
Bank of America	SEK	27,000		USD	3,252	09/16/15	119
Bank of America	TWD	15,850		USD	510	09/16/15	10
Bank of America	ZAR	4,370		USD	346	09/16/15	3
Bank of Montreal	CAD	70		USD	57	09/16/15	3
Bank of Montreal	CAD	100		USD	77	09/16/15	1
Bank of New York	USD	990		AUD	1,297	09/16/15	(44)
Bank of New York	USD	79		CAD	100	09/16/15	(2)
Bank of New York	USD	1,175		CAD	1,451	09/16/15	(66)
Bank of New York	USD	4,703		GBP	3,073	09/16/15	94
Bank of New York	USD	1,101		JPY	136,808	09/16/15	3
Bank of New York	USD	1,064		NZD	1,508	09/16/15	(73)
Bank of New York	CAD	100		USD	81	09/16/15	4
Bank of New York	EUR	3,892		USD	4,381	09/16/15	105
Bank of New York	NOK	6,564		USD	841	09/16/15	38
BNP Paribas	CAD	60		USD	46	09/16/15	—
Citigroup	CAD	20		USD	15	09/16/15	—
Citigroup	CAD	80		USD	62	09/16/15	1
Commonwealth Bank of Australia	USD	991		AUD	1,297	09/16/15	(45)
Commonwealth Bank of Australia	USD	1,176		CAD	1,451	09/16/15	(66)
Commonwealth Bank of Australia	USD	1,101		JPY	136,808	09/16/15	3
Commonwealth Bank of Australia	USD	1,065		NZD	1,508	09/16/15	(74)
Commonwealth Bank of Australia	CHF	1,665		USD	1,795	09/16/15	69
Commonwealth Bank of Australia	EUR	3,892		USD	4,382	09/16/15	106
Commonwealth Bank of Australia	NOK	6,564		USD	844	09/16/15	41
Deutsche Bank	USD	40		CAD	50	09/16/15	(1)
Deutsche Bank	CAD	50		USD	40	09/16/15	2
Deutsche Bank	CAD	175		USD	142	09/16/15	8
HSBC	USD	990		AUD	1,297	09/16/15	(44)
HSBC	USD	1,176		CAD	1,451	09/16/15	(67)

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 369

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	903	DKK	5,972	09/16/15	(23)
HSBC	USD	1,101	JPY	136,808	09/16/15	3
HSBC	USD	1,064	NZD	1,508	09/16/15	(73)
HSBC	USD	1,419	SGD	1,922	09/16/15	(20)
HSBC	EUR	3,892	USD	4,384	09/16/15	108
HSBC	HKD	8,555	USD	1,103	09/16/15	—
HSBC	NOK	6,564	USD	842	09/16/15	39
JPMorgan Chase	USD	47	CAD	60	09/16/15	(2)
National Australia Bank	USD	990	AUD	1,297	09/16/15	(44)
National Australia Bank	USD	1,175	CAD	1,451	09/16/15	(66)
National Australia Bank	USD	1,101	JPY	136,808	09/16/15	3
National Australia Bank	USD	1,064	NZD	1,508	09/16/15	(73)
National Australia Bank	EUR	3,892	USD	4,382	09/16/15	106
National Australia Bank	NOK	6,564	USD	840	09/16/15	38
Standard Chartered	USD	990	AUD	1,297	09/16/15	(45)
Standard Chartered	USD	1,176	CAD	1,451	09/16/15	(67)
Standard Chartered	USD	1,101	JPY	136,808	09/16/15	4
Standard Chartered	USD	1,065	NZD	1,508	09/16/15	(74)
Standard Chartered	BRL	970	USD	303	09/16/15	24
Standard Chartered	CNY	7,742	USD	1,258	09/16/15	(5)
Standard Chartered	EUR	3,892	USD	4,383	09/16/15	106
Standard Chartered	INR	28,764	USD	442	09/16/15	(5)
Standard Chartered	MXN	3,850	USD	246	09/15/15	8
Standard Chartered	NOK	6,564	USD	841	09/16/15	39
Standard Chartered	SEK	12,679	USD	1,527	09/16/15	57
Standard Chartered	TWD	15,850	USD	510	09/16/15	10
Standard Chartered	ZAR	4,370	USD	346	09/16/15	3
State Street	USD	2,056	CAD	2,537	09/16/15	(116)
State Street	CAD	60	USD	47	09/16/15	1
State Street	CAD	80	USD	61	09/16/15	—
State Street	CAD	80	USD	62	09/16/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(42)

See accompanying notes which are an integral part of this quarterly report.

370 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$47,105		$—	$47,105
Austria	—	3,741		—	3,741
Belgium	—	13,749		—	13,749
Bermuda	13	5,714		—	5,727
Canada	66,581	—		—	66,581
Cayman Islands	—	439		51	490
Denmark	—	13,741		—	13,741
Finland	—	8,947		—	8,947
France	—	86,705		—	86,705
Germany	—	69,343		—	69,343
Hong Kong	2,514	16,105		—	18,619
Ireland	1,679	3,706		—	5,385
Isle of Man	—	66		—	66
Israel	1,247	4,966		—	6,213
Italy	—	26,133		—	26,133
Japan	—	177,258		—	177,258
Jersey	1,905	4,205		—	6,110
Luxembourg	120	2,793		—	2,913
Mauritius	—	120		—	120
Netherlands	1,989	22,414		—	24,403
New Zealand	—	773		—	773
Norway	147	6,733		—	6,880
Portugal	—	2,095		3	2,098
Singapore	286	7,421		—	7,707
Spain	—	30,750		—	30,750
Sweden	—	23,283		—	23,283
Switzerland	1,585	79,601		—	81,186
United Kingdom	858	167,198		—	168,056
United States	2,548	1,725		—	4,273
Investments in Other Funds	6,411	190		—	6,601
Preferred Stocks	—	5,734		—	5,734
Warrants & Rights	—	4,491		—	4,491
Short-Term Investments	—	7,235		—	7,235
Total Investments	87,883	844,479		54	932,416

Other Financial Instruments
Futures Contracts	(1)	—		—	(1)
Foreign Currency Exchange Contracts	—	(42)		—	(42)
Total Other Financial Instruments*	$(1)	$(42)		$—	$(43)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2015, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 371

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — July 31, 2015 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì) All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(#) Cargill Pro-Alpha Index – The return of the swap is derived from the return on a basket of commodities futures contracts that was developed by Cargill, using its insights into the commodities markets. The underlying investment strategy is based on a long-biased managed futures strategy using contract selection, commodity over and underweights and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index Total Return
(##) Macquarie Commodity Customized Product – The return of the swap is derived from the return on a basket of commodities futures contracts derived from the 22 commodities held in the Bloomberg Commodity Index, the Fund’s benchmark. The underlying investment strategy is to invest in futures contracts with longer maturities relative to those included in the benchmark. It seeks to initiate long commodity exposure at preferred points of the individual commodity forward curves.
(###) Russell CoreCommodity Diversified I Index – The return of the swap is derived from the return on a basket of commodities futures contracts that is expected to remain fully exposed to the 22 commodities held in the Dow Jones UBS Commodity Index Total Return, the Fund’ benchmark. The underlying investment strategy is to invest in futures contracts with longer dated maturities relative to those included in the benchmark. It seeks to initiate long utilized commodity exposure at preferred points of the individual commodity forward curve. Additionally, the strategy utilized quantitative models to selectively over and underweight specific commodities and commodities sector in order to add excess return relative to the benchmark.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offer Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate

372 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — July 31, 2015 (Unaudited)
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PHP - Philippine peso
AUD - Australian dollar HUF - Hungarian forint PKR - Pakistani rupee
BRL - Brazilian real IDR - Indonesian rupiah PLN - Polish zloty
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese renminbi yuan ITL - Italian lira SKK - Slovakian koruna
COP - Colombian peso JPY - Japanese yen THB - Thai baht
CRC - Costa Rican colon KES - Kenyan schilling TRY - Turkish lira
CZK - Czech koruna KRW - South Korean won TWD - Taiwanese dollar
DKK - Danish krone MXN - Mexican peso USD - United States dollar
DOP - Dominican peso MYR - Malaysian ringgit UYU – Uruguayan peso
EGP - Egyptian pound NOK - Norwegian krone VEB - Venezuelan bolivar
EUR - Euro NGN – Nigerian naira VND - Vietnamese dong
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand
GHS - Ghana cedi PEN - Peruvian nuevo sol

Notes to Schedules of Investments 373

Russell Investment Company
Russell Funds

Notes to Quarterly Report — July 31, 2015 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This quarterly report reports on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

374 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Notes to Quarterly Report 375

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell Tax-Managed U.S. Large Cap, Russell
Tax-Managed U.S. Mid & Small Cap, Russell Tax-Managed International Equity, Russell Tax Exempt High Yield Bond, Russell Tax
Exempt Bond, Russell Commodity Strategies, Russell Global Infrastructure, Russell Real Estate Securities, Russell Multi-Strategy
Income, Russell Strategic Call Overwriting and Select U.S. Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2015.

The Russell Emerging Markets and Russell Multi-Strategy Alternative Funds had transfers from Level 1 into Level 3 representing financials instruments for which fair value pricing was applied due to the Greek market closure/inputs becoming unobservable.
The amounts transferred were as follows:

Russell Emerging Markets Fund	$1,292,038
Russell Multi-Strategy Alternative Fund	439,849

The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Opportunistic
Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, and Select International Equity
Funds had transfers out of Level 1 or 2 and into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell International Developed Markets Fund	$74,588
Russell Global Equity Fund	1,559,798
Russell Emerging Markets Fund	3,278,054
Russell Global Opportunistic Credit Fund	2,573,550
Russell Strategic Bond Fund	7,279,472
Russell Investment Grade Bond Fund	3,451,924
Russell Short Duration Bond Fund	5,744,054
Select International Equity Fund	50,548

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, and Russell Multi-Strategy
Alternative Funds had transfers out of Level 3 into Level 2 generally representing financial instruments for which third party pricing became available. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$2,016,594
Russell Strategic Bond Fund	21,909,094
Russell Investment Grade Bond Fund	3,235,493
Russell Multi-Strategy Alternative Fund	213,804

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

376 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects

Notes to Quarterly Report 377

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond
Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

378 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Tax-Managed International Equity Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Select International Equity Fund	Return enhancement, hedging,, exposing cash to markets, and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell International Developed Markets Fund	$1,061,467,472	$1,003,936,267	$1,345,523,393
Russell Global Equity Fund	293,760,104	298,956,230	272,367,042
Russell Emerging Markets Fund	404,268,851	793,986,955	377,019,103
Russell Tax-Managed International Equity Fund	—	—	1,789,428
Russell Global Opportunistic Credit Fund	410,858,727	340,952,569	379,786,266
Russell Strategic Bond Fund	3,629,567,694	2,930,720,939	3,269,748,684
Russell Investment Grade Bond Fund	480,873,081	406,706,689	371,590,923
Russell Short Duration Bond Fund	14,932,510	161,707,345	123,363,839
Russell Global Infrastructure Fund	116,475,375	105,294,208	72,906,131
Russell Global Real Estate Securities Fund	63,357,888	65,906,243	58,449,790
Russell Multi-Strategy Alternative Fund	3,455,143,357	4,430,945,141	3,049,344,885
Russell Multi-Strategy Income Fund	—	—	31,506,784
Select International Equity Fund	1,042,757	111,495,928	96,764,764

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell International Developed Markets Fund	$1,050,195,869	$1,011,797,055	$1,338,448,422
Russell Global Equity Fund	298,793,625	293,368,775	274,573,899
Russell Emerging Markets Fund	402,782,165	800,248,274	377,132,002
Russell Tax-Managed International Equity Fund	—	—	1,787,692
Russell Global Opportunistic Credit Fund	420,300,520	338,541,191	383,628,620
Russell Strategic Bond Fund	3,639,522,789	2,916,915,237	3,291,516,670
Russell Investment Grade Bond Fund	478,882,905	405,960,167	372,797,092
Russell Short Duration Bond Fund	15,042,624	161,184,411	124,104,727
Russell Global Infrastructure Fund	114,594,622	106,292,778	72,116,685
Russell Global Real Estate Securities Fund	62,560,197	66,501,992	58,231,620
Russell Multi-Strategy Alternative Fund	3,435,764,505	4,438,648,155	3,043,784,519
Russell Multi-Strategy Income Fund	—	—	31,657,443
Select International Equity Fund	1,040,499	111,569,494	96,759,149

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Notes to Quarterly Report 379

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended July 31, 2015, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

As of July 31, 2015, the Russell Strategic Call Overwriting Fund pledged securities valued at $36,360,512 as collateral in connection with options.

The Funds’ options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell U.S. Defensive Equity Fund	241	235	239
Russell Strategic Bond Fund	6	3	2
Russell Investment Grade Bond Fund	6	2	2
Russell Multi-Strategy Alternative Fund	16,335	13,167	9,963
Russell Strategic Call Overwriting Fund	7,500	8,139	8,660

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2015, the following Funds entered into futures contracts primarily for the strategies below:

380 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Tax-Managed International Equity Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell U.S. Core Equity Fund	920	706	806
Russell U.S. Defensive Equity Fund	72	90	92
Russell U.S. Dynamic Equity Fund	260	285	289
Russell U.S. Strategic Equity Fund	1,299	2,505	1,773
Russell U.S. Large Cap Equity Fund	319	347	275
Russell U.S. Mid Cap Equity Fund	95	58	52
Russell U.S. Small Cap Equity Fund	976	693	782
Russell International Developed Markets Fund	9,536	6,978	8,088
Russell Global Equity Fund	5,793	6,304	5,463
Russell Emerging Markets Fund	2,762	3,887	3,324
Russell Tax-Managed U.S. Large Cap Fund	876	737	1,099
Russell Tax-Managed U.S. Mid & Small Cap Fund	200	170	154
Russell Tax-Managed International Equity Fund	—	—	326
Russell Global Opportunistic Credit Fund	1029	2,829	1,524
Russell Strategic Bond Fund	15,860	17,639	13,100
Russell Investment Grade Bond Fund	1,747	2,794	1,326
Russell Short Duration Bond Fund	1,928	1,624	1,442
Russell Commodity Strategies Fund	438	—	—
Russell Global Infrastructure Fund	472	310	644
Russell Global Real Estate Securities Fund	932	256	935
Russell Multi-Strategy Alternative Fund	10,213	5,912	5,625
Russell Multi-Strategy Income Fund	—	—	619
Russell Strategic Call Overwriting Fund	99	87	43
Select U.S. Equity Fund	43	1,394	183
Select International Fund	34	269	118

As of July 31, 2015, the Funds has cash collateral balances in connection with future contracts purchased/sold follows:

Notes to Quarterly Report 381

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Cash Collateral for Futures
Russell U.S. Core Equity Fund	$271
Russell U.S. Defensive Equity Fund	$983,042
Russell U.S. Dynamic Equity Fund	$1,705,417
Russell U.S. Large Cap Equity Fund	$1,519,000
Russell U.S. Mid Cap Equity Fund	$842,000
Russell U.S. Small Cap Equity Fund	$20,062
Russell International Developed Markets Fund	$15,016,825
Russell Global Equity Fund	$1,300,000
Russell Emerging Markets Fund	$993,900
Russell Tax-Managed U.S. Large Cap Fund	$1,898
Russell Tax-Managed U.S. Mid & Small Cap Fund	$1,945,007
Russell Tax-Managed International Equity Fund	$2,100,000
Russell Global Opportunistic Credit Fund	$700,000
Russell Strategic Bond Fund	$600,000
Russell Investment Grade Bond Fund	$1,626,300
Russell Short Duration Bond Fund	$549,000
Russell Global Infrastructure Fund	$3,541,000
Russell Global Real Estate Securities Fund	$1,700,000
Russell Multi-Strategy Alternative Fund	$1,000,000
Russell Multi-Strategy Income Fund	$3,000,000
Russell Strategic Call Overwriting Fund	$1,750,000
Select U.S. Equity Fund	$1,300,000
Select International Equity Fund	$700,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The
Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty

382 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of July 31, 2015, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$137,786	$—
Russell Strategic Bond Fund	$4,028,776	$16,549,154
Russell Investment Grade Bond Fund	$78,438	$—
Russell Commodity Strategies Fund	$116,875,526	$—
Russell Global Real Estate Securities Fund	$1,500,000	$—
Russell Multi-Strategy Alternative Fund	$9,861,635	$3,254,023
Russell Multi-Strategy Income Fund	$400,000	$—

Credit Default Swaps
The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.
Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy Alternative
Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the

Notes to Quarterly Report 383

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Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2015, the Funds entered into credit default swaps primarily for the strategies below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell Global Opportunistic Credit Fund	$75,689,996	$158,685,496	$74,075,508
Russell Strategic Bond Fund	61,010,000	10,245,000	12,784,000
Russell Investment Grade Bond Fund	1,000,000	—	—
Russell Short Duration Bond Fund	4,570,000	—	—
Russell Multi-Strategy Alternative Fund	939,198,914	411,663,360	487,003,973
Russell Multi-Strategy Income Fund	—	—	6,930,000

384 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives are generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended July 31, 2015, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell Global Opportunistic Credit Fund	$19,206,214	$—	$—
Russell Strategic Bond Fund	118,715,643	174,317,030	231,916,705
Russell Investment Grade Bond Fund	14,330,000	3,840,000	3,840,000
Russell Multi-Strategy Alternative Fund	507,786,368	344,862,505	326,196,184

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

The Russell Multi-Strategy Alternative Fund may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”)
or individual equity security for another payment stream. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. The Fund will receive all of the economic benefits and risks equivalent to direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread. The value of some components of an equity swap
(such as the dividends on a common stock) may also be sensitive to changes in interest rates. Equity basket swaps provide the
Fund exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and the Fund has the ability to trade in and out of long and short positions within the swap. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
Notes to Quarterly Report 385

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Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

For the period ended July 31, 2015, the Funds entered into total return swaps primarily for the strategies below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds' total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015	July 31, 2015
Russell Emerging Markets Fund	$12,759,527	$13,676,165	$9,218,044
Russell Strategic Bond Fund	672,158,237	661,951,118	695,442,260
Russell Investment Grade Bond Fund	67,761,665	78,797,680	68,820,035
Russell Commodity Strategies Fund	907,859,662	1,004,523,925	885,313,525
Russell Global Real Estate Securities Fund	15,099,001	15,571,457	9,481,989
Russell Multi-Strategy Alternative Fund	1,993,620	—	211,407,642

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended July 31, 2015, Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Commodity Strategies Fund	Hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The following tables illustrate the quarterly volume of currency swaps contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Commodity-Linked Instruments
The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase.
Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes.
Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

386 Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond
and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2015, there were no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit-Linked Notes
The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose

Notes to Quarterly Report 387

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of
Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2015, the Russell U.S. Dynamic Equity Fund held $66,505,422, the Russell U.S. Strategic Equity Fund held
$94,087,623 and the Russell Multi-Strategy Alternative Fund held $828,468,001 as collateral for short sales.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date
(normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A
Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that

388 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally.
Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately

Notes to Quarterly Report 389

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments
The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a
Fund's investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds and the
Russell Multi-Strategy Alternative Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of July 31, 2015, the Funds had cash collateral balances in connection with TBAs as follows:

	Cash Collateral for TBAs	Due to Broker
Russell Strategic Bond Fund	$260,000	$530,000

390 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Inflation-Indexed Bonds
The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy
Alternative Fund Ltd.
The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a
“Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of
July 31, 2015, net assets of the Russell Commodity Strategies Fund were $ 898,861,728 of which $ 152,070,228 or approximately
17%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $ 575,148,151 of which $16,822,766, or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of July 31, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an
unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Notes to Quarterly Report 391

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo advises the Funds and RFSC is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of
London Stock Exchange Group plc). FRC provides ongoing money manager research to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of July 31, 2015, the Funds had invested $3,505,447,399 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $427,038,398 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.

6. Federal Income Taxes
At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Russell U.S. Core Russell U.S. Defensive Russell U.S. Dynamic Russell U.S. Strategic Russell U.S. Large
	Equity Fund	Equity Fund		Equity Fund		Equity Fund		Cap Equity Fund
Cost of Investments	$834,550,363	$949,496,094		$592,150,820		$3,790,634,702		$390,079,935
Unrealized Appreciation	$193,434,269	$134,540,584		$83,885,740		$541,003,022		$65,195,766
Unrealized Depreciation	(17,308,278)	(19,077,177)		(22,475,065)		(107,810,987)		(9,148,971)
Net Unrealized Appreciation (Depreciation)	$176,125,991	$115,463,407		$61,410,675		$433,192,035		$56,046,795
			Russell International
	Russell U.S. Mid Cap Russell U.S. Small		Developed Markets Russell Global Equity					Russell Emerging
	Equity Fund	Cap Equity Fund		Fund		Fund		Markets Fund
Cost of Investments	$204,228,918	$2,254,862,394		$2,966,371,389		$2,451,117,428		$2,716,190,976
Unrealized Appreciation	$27,373,944	$289,227,549		$285,124,064		$718,320,964		$784,560,340
Unrealized Depreciation	(7,587,592)	(113,284,419)		(139,443,772)		(83,595,919)		(919,800,517)
Net Unrealized Appreciation (Depreciation)	$19,786,352	$175,943,130		$145,680,292		$634,725,045		$(135,240,177)
	Russell Tax-Managed Russell Tax-Managed					Russell Global
	Russell Tax-Managed U.S. Mid & Small Cap		International Equity Opportunistic Credit Russell Strategic Bond
	U.S. Large Cap Fund	Fund		Fund		Fund		Fund
Cost of Investments	$1,206,848,730	$307,187,656		$387,419,469		$1,923,298,316		$7,143,102,063
Unrealized Appreciation	$343,520,066	$97,529,739		$10,603,784		$15,785,370		$70,565,804
Unrealized Depreciation	(8,953,935)	(5,034,487)		(12,830,949)		(132,486,803)		(55,163,388)
Net Unrealized Appreciation (Depreciation)	$334,566,131	$92,495,252		$(2,227,165	) $	(116,701,433	) $	15,402,416
	Russell Investment Russell Short Duration		Russell Tax Exempt Russell Tax Exempt Russell Commodity
	Grade Bond Fund	Bond Fund	High Yield Bond Fund			Bond Fund		Strategies Fund
Cost of Investments	$1,467,216,787	$951,231,949		$213,336,438		$1,263,232,420		$836,634,584
Unrealized Appreciation	$9,614,547	$3,127,505		$902,655		$39,372,050		$—
Unrealized Depreciation	(6,605,944)	(9,113,206)		(2,328,520)		(4,535,270)		(268,353)
Net Unrealized Appreciation (Depreciation)	$3,008,603	$(5,985,701	) $	(1,425,865	) $	34,836,780		$(268,353)

392 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

	Russell Global	Russell Global Real Russell Multi-Strategy Russell Multi-Strategy Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund		Alternative Fund		Income Fund	Overwriting Fund
Cost of Investments	$1,445,350,639		$1,423,601,149	$551,675,650		$282,760,438		$62,427,251
Unrealized Appreciation	$129,413,610		$216,777,457	$21,381,934		$2,764,078		$27,150,335
Unrealized Depreciation	(42,213,692)		(23,383,363)	(33,238,302)		(10,116,019)		(1,637,739)
Net Unrealized Appreciation (Depreciation)	$87,199,918		$193,394,094	$(11,856,368	) $	(7,351,941	) $	25,512,596
	Select U.S. Equity	Select International
	Fund		Equity Fund
Cost of Investments	$786,879,427		$947,744,011
Unrealized Appreciation	$88,494,595		$40,463,137
Unrealized Depreciation	(89,088,775)		(55,791,590)
Net Unrealized Appreciation (Depreciation)	$(594,180	) $	(15,328,453)

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

On July 1, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on July 6, 2015, to shareholders of record on July 2, 2015.

On July 2, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on July 7, 2015, to shareholders of record on July 6, 2015.

On August 3, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on August 5,
2015, to shareholders of record on August 4, 2015.

On September 1, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on September
3, 2015, to shareholders of record on September 2, 2015.

Notes to Quarterly Report 393

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — July 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.
com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s
public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the
Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

394 Shareholder Requests for Additional Information

2015 QUARTERLY REPORT

LifePoints ® Funds

JULY 31, 2015

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 14 of
these Funds.

Russell Investment Company

LifePoints ® Funds

Quarterly Report

July 31, 2015 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints ® Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.9%
Alternative - 8.0%
Russell Global Infrastructure Fund Class Y		1,594,579		18,688
Russell Global Real Estate Securities Fund Class Y		487,645		18,687
				37,375

Domestic Equities - 5.0%
Russell U.S. Defensive Equity Fund Class Y		146,129		7,001
Russell U.S. Dynamic Equity Fund Class Y		603,479		6,994
Select U.S. Equity Fund Class Y		856,150		9,332
				23,327

Fixed Income - 81.0%
Russell Global Opportunistic Credit Fund Class Y		1,007,017		9,335
Russell Investment Grade Bond Fund Class Y		2,103,783		46,683
Russell Multi-Strategy Income Fund Class Y		11,020,497		107,450
Russell Short Duration Bond Fund Class Y		5,607,152		107,377
Russell Strategic Bond Fund Class Y		9,810,097		107,421
				378,266

International Equities - 3.9%
Russell Emerging Markets Fund Class Y		562,212		9,102
Select International Equity Fund Class Y		964,636		9,338
				18,440

Total Investments in Russell Affiliated Mutual Funds
(cost $437,987)				457,408

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Oct 2015 2,211.39 Call (3,283)	USD	3	(ÿ)	24
Total Options Purchased
(cost $92)				24

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund		8,594,237	(8)	8,594
Total Short-Term Investments
(cost $8,594)				8,594

Total Investments 99.8%
(identified cost $446,673)				466,026

Other Assets and Liabilities, Net - 0.2%				1,041
Net Assets - 100.0%				467,067

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	1	USD	117	09/15	—
S&P 500 E-Mini Index Futures	38	USD	3,987	09/15	42
S&P Mid 400 E-Mini Index Futures	2	USD	300	09/15	(7)
Short Positions
MSCI EAFE Mini Index Futures	22	USD	2,059	09/15	(66)
MSCI Emerging Markets Mini Index Futures	14	USD	630	09/15	15
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(16)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	31,148	63.74	USD		31	10/30/15	(46)
iShares MSCI Emerging Markets ETF	Put	16,221	41.00	USD		16	10/30/15	(65)
Total Liability for Options Written (premiums received $92)								(111)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				—		$—
Opened				47,369		92
Closed				—		—
Expired				—		—
Outstanding July 31, 2015				47,369		$92

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Bank of America	USD		37	AUD	48	08/07/15	(2)
Bank of America	USD		29	CAD	37	08/07/15	(1)
Bank of America	USD		71	CHF	67	08/07/15	(2)
Bank of America	USD		184	EUR	166	08/07/15	(2)
Bank of America	USD		141	GBP	90	08/07/15	—
Bank of America	USD		41	HKD	317	08/07/15	—
Bank of America	USD		50	JPY	6,194	08/07/15	—
Bank of America	USD		62	SEK	512	08/07/15	(2)
Bank of America	USD		3	SGD	4	08/06/15	—
State Street	USD		741	AUD	1,023	08/07/15	6
State Street	USD		1,047	CAD	1,366	08/07/15	(3)
State Street	USD		1,083	CHF	1,043	08/07/15	(4)
State Street	USD		3,962	EUR	3,613	08/07/15	6
State Street	USD		2,387	GBP	1,533	08/07/15	7
State Street	USD		336	HKD	2,605	08/07/15	—
State Street	USD		2,489	JPY	309,410	08/07/15	8
State Street	USD		402	SEK	3,471	08/07/15	—
State Street	USD		159	SGD	219	08/06/15	—
State Street	AUD		1,071	USD	822	08/07/15	39
State Street	AUD		1,023	USD	740	09/08/15	(6)
State Street	CAD		1,403	USD	1,132	08/07/15	60
State Street	CAD		1,366	USD	1,047	09/08/15	3
State Street	CHF		1,110	USD	1,195	08/07/15	46
State Street	CHF		1,043	USD	1,084	09/08/15	4

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	EUR	3,779	USD		4,228	08/07/15	77
State Street	EUR	3,613	USD		3,964	09/08/15	(6)
State Street	GBP	1,623	USD		2,550	08/07/15	15
State Street	GBP	1,533	USD		2,387	09/08/15	(7)
State Street	HKD	2,922	USD		377	08/07/15	—
State Street	HKD	2,605	USD		336	09/08/15	—
State Street	JPY	315,604	USD		2,579	08/07/15	32
State Street	JPY	309,410	USD		2,489	09/08/15	(8)
State Street	SEK	3,983	USD		484	08/07/15	22
State Street	SEK	3,471	USD		403	09/08/15	—
State Street	SGD	223	USD		165	08/06/15	3
State Street	SGD	219	USD		159	09/08/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							285

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$457,408	$—		$—	$457,408
Options Purchased	24	—		—	24
Short-Term Investments	—	8,594		—	8,594
Total Investments	457,432	8,594		—	466,026

Other Financial Instruments
Futures Contracts	(16)	—		—	(16)
Options Written	(111)	—		—	(111)
Foreign Currency Exchange Contracts	21	264		—	285
Total Other Financial Instruments*	$(106)	$264		$—	$158

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.8%
Alternative - 5.9%
Russell Commodity Strategies Fund Class Y		2,298,350		13,790
Russell Global Infrastructure Fund Class Y		1,893,566		22,192
Russell Global Real Estate Securities Fund Class Y		193,182		7,403
				43,385

Domestic Equities - 14.9%
Russell U.S. Defensive Equity Fund Class Y		616,370		29,530
Russell U.S. Dynamic Equity Fund Class Y		1,904,964		22,079
Russell U.S. Small Cap Equity Fund Class Y		951,137		29,190
Select U.S. Equity Fund Class Y		2,705,619		29,491
				110,290

Fixed Income - 61.2%
Russell Global Opportunistic Credit Fund Class Y		7,955,646		73,749
Russell Investment Grade Bond Fund Class Y		5,347,680		118,665
Russell Strategic Bond Fund Class Y		23,697,561		259,489
				451,903

International Equities - 15.8%
Russell Emerging Markets Fund Class Y		1,725,183		27,931
Russell Global Equity Fund Class Y		3,710,790		44,196
Select International Equity Fund Class Y		4,570,731		44,244
				116,371

Total Investments in Russell Affiliated Mutual Funds
(cost $672,714)				721,949

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Oct 2015 2,211.39 Call (6,356)	USD	6	(ÿ)	47
Total Options Purchased
(cost $177)				47

Short-Term Investments - 2.0%
Russell U.S. Cash Management Fund		14,639,166	(8)	14,639
Total Short-Term Investments
(cost $14,639)				14,639

Total Investments 99.8%
(identified cost $687,530)				736,635

Other Assets and Liabilities, Net - 0.2%				1,751
Net Assets - 100.0%				738,386

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	3	USD	351	09/15	(1)
S&P 500 E-Mini Index Futures	74	USD	7,764	09/15	60
S&P Mid 400 E-Mini Index Futures	5	USD	750	09/15	(14)
Short Positions
MSCI EAFE Mini Index Futures	43	USD	4,025	09/15	4
MSCI Emerging Markets Mini Index Futures	26	USD	1,170	09/15	37
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					86

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	60,509	63.74	USD		61	10/30/15	(89)
iShares MSCI Emerging Markets ETF	Put	31,283	41.00	USD		31	10/30/15	(126)
Total Liability for Options Written (premiums received $177)								(215)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				—		$—
Opened				95,411		229
Closed				(3,619)		(52)
Outstanding July 31, 2015				91,792		$177

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	67	AUD	87	08/07/15	(3)
Bank of America	USD	57	CAD	71	08/07/15	(2)
Bank of America	USD	128	CHF	121	08/07/15	(3)
Bank of America	USD	335	EUR	302	08/07/15	(4)
Bank of America	USD	255	GBP	163	08/07/15	—
Bank of America	USD	72	HKD	562	08/07/15	—
Bank of America	USD	97	JPY	11,959	08/07/15	(1)
Bank of America	USD	109	SEK	906	08/07/15	(4)
Bank of America	USD	6	SGD	8	08/06/15	—
BNP Paribas	EUR	1,647	USD	1,842	08/07/15	33
BNP Paribas	GBP	2,830	USD	4,443	08/07/15	24
BNP Paribas	SGD	389	USD	289	08/06/15	5
Commonwealth Bank of Australia	USD	1,723	EUR	1,572	08/07/15	3
Commonwealth Bank of Australia	USD	4,330	JPY	538,405	08/07/15	14
Commonwealth Bank of Australia	EUR	1,572	USD	1,724	09/08/15	(3)
Commonwealth Bank of Australia	JPY	538,405	USD	4,332	09/08/15	(14)
Royal Bank of Canada	CAD	2,447	USD	1,975	08/07/15	104
Royal Bank of Canada	EUR	1,647	USD	1,841	08/07/15	32
Royal Bank of Canada	JPY	275,182	USD	2,246	08/07/15	26
State Street	USD	1,291	AUD	1,781	08/07/15	11
State Street	USD	1,821	CAD	2,376	08/07/15	(5)
State Street	USD	1,724	EUR	1,572	08/07/15	2
State Street	USD	585	HKD	4,533	08/07/15	—
State Street	USD	277	SGD	381	08/06/15	1
State Street	AUD	1,868	USD	1,433	08/07/15	68

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	AUD	1,781	USD		1,288	09/08/15	(11)
State Street	CAD	2,376	USD		1,821	09/08/15	5
State Street	EUR	1,647	USD		1,843	08/07/15	34
State Street	EUR	1,572	USD		1,724	09/08/15	(2)
State Street	HKD	5,095	USD		657	08/07/15	—
State Street	HKD	4,533	USD		585	09/08/15	—
State Street	JPY	275,182	USD		2,249	08/07/15	28
State Street	SGD	381	USD		277	09/08/15	(1)
UBS	USD	1,883	CHF		1,814	08/07/15	(5)
UBS	USD	1,724	EUR		1,572	08/07/15	2
UBS	USD	700	SEK		6,039	08/07/15	—
UBS	CHF	1,935	USD		2,083	08/07/15	79
UBS	CHF	1,814	USD		1,885	09/08/15	5
UBS	EUR	1,647	USD		1,843	08/07/15	34
UBS	EUR	1,572	USD		1,725	09/08/15	(2)
UBS	SEK	6,945	USD		843	08/07/15	38
UBS	SEK	6,039	USD		701	09/08/15	—
Westpac	USD	1,737	EUR		1,572	08/07/15	(11)
Westpac	USD	4,174	GBP		2,667	08/07/15	(9)
Westpac	EUR	1,572	USD		1,737	09/08/15	11
Westpac	GBP	2,667	USD		4,173	09/08/15	9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							488

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$ 721,949	$—		$—	$721,949
Options Purchased	47	—		—	47
Short-Term Investments	—	14,639		—	14,639
Total Investments	721,996	14,639		—	736,635

Other Financial Instruments
Futures Contracts	86	—		—	86
Options Written	(215)	—		—	(215)
Foreign Currency Exchange Contracts	10	478		—	488
Total Other Financial Instruments*	$(119)	$478		$—	$359

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.8%
Alternative - 7.8%
Russell Commodity Strategies Fund Class Y		14,872,840		89,237
Russell Global Infrastructure Fund Class Y		11,027,379		129,241
Russell Global Real Estate Securities Fund Class Y		847,382		32,472
				250,950

Domestic Equities - 27.1%
Russell U.S. Defensive Equity Fund Class Y		4,741,353		227,158
Russell U.S. Dynamic Equity Fund Class Y		19,514,239		226,170
Russell U.S. Small Cap Equity Fund Class Y		6,272,464		192,502
Select U.S. Equity Fund Class Y		20,784,768		226,554
				872,384

Fixed Income - 37.2%
Russell Global Opportunistic Credit Fund Class Y		31,336,565		290,490
Russell Strategic Bond Fund Class Y		83,068,644		909,601
				1,200,091

International Equities - 25.7%
Russell Emerging Markets Fund Class Y		11,062,362		179,100
Russell Global Equity Fund Class Y		27,191,786		323,854
Select International Equity Fund Class Y		33,453,387		323,829
				826,783

Total Investments in Russell Affiliated Mutual Funds
(cost $2,897,536)				3,150,208

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Oct 2015 2,211.39 Call (51,065)	USD	51	(ÿ)	381
Total Options Purchased
(cost $1,425)				381

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund		63,248,405	(8)	63,248
Total Short-Term Investments
(cost $63,248)				63,248

Total Investments 99.7%
(identified cost $2,962,209)				3,213,837

Other Assets and Liabilities, Net - 0.3%				8,080
Net Assets - 100.0%				3,221,917

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	16	USD	1,873	09/15	(6)
S&P 500 E-Mini Index Futures	313	USD	32,839	09/15	147
S&P Mid 400 E-Mini Index Futures	18	USD	2,699	09/15	(58)
Short Positions
MSCI EAFE Mini Index Futures	340	USD	31,824	09/15	(1,011)
MSCI Emerging Markets Mini Index Futures	206	USD	9,270	09/15	218
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(710)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF	Put	485,708	63.74	USD	486	10/30/15	(712)
iShares MSCI Emerging Markets ETF	Put	251,655	41.00 USD		252	10/30/15	(1,019)
Total Liability for Options Written (premiums received $1,425)							(1,731)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
				Contracts	Received
Outstanding October 31, 2014				—	$—
Opened				752,803	1,645
Closed				(15,440)	(220)
Expired				—	—
Outstanding July 31, 2015				737,363	$1,425

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	431	AUD	563	08/07/15	(19)
Bank of America	USD	328	CAD	412	08/07/15	(13)
Bank of America	USD	863	CHF	814	08/07/15	(21)
Bank of America	USD	2,167	EUR	1,951	08/07/15	(24)
Bank of America	USD	1,694	GBP	1,084	08/07/15	(2)
Bank of America	USD	513	HKD	3,980	08/07/15	—
Bank of America	USD	511	JPY	62,831	08/07/15	(4)
Bank of America	USD	778	SEK	6,473	08/07/15	(29)
Bank of America	USD	33	SGD	44	08/06/15	—
BNP Paribas	AUD	3,491	USD	2,678	08/07/15	127
BNP Paribas	CAD	4,574	USD	3,693	08/07/15	196
BNP Paribas	CHF	3,617	USD	3,893	08/07/15	150
BNP Paribas	EUR	12,316	USD	13,773	08/07/15	246
BNP Paribas	GBP	5,289	USD	8,305	08/07/15	45
BNP Paribas	HKD	9,523	USD	1,228	08/07/15	—
BNP Paribas	JPY	1,028,606	USD	8,401	08/07/15	101
BNP Paribas	SEK	12,980	USD	1,575	08/07/15	71
Commonwealth Bank of Australia	USD	2,425	AUD	3,351	08/07/15	23
Commonwealth Bank of Australia	USD	3,427	CAD	4,471	08/07/15	(9)
Commonwealth Bank of Australia	USD	3,543	CHF	3,413	08/07/15	(10)
Commonwealth Bank of Australia	USD	12,970	EUR	11,828	08/07/15	21
Commonwealth Bank of Australia	USD	7,812	GBP	5,018	08/07/15	25
Commonwealth Bank of Australia	USD	1,100	HKD	8,528	08/07/15	—
Commonwealth Bank of Australia	USD	8,147	JPY	1,012,898	08/07/15	26

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	1,318	SEK	11,362	08/07/15	(1)
Commonwealth Bank of Australia	AUD	3,351	USD	2,421	09/08/15	(23)
Commonwealth Bank of Australia	CAD	4,471	USD	3,426	09/08/15	8
Commonwealth Bank of Australia	CHF	3,413	USD	3,546	09/08/15	10
Commonwealth Bank of Australia	EUR	11,828	USD	12,975	09/08/15	(20)
Commonwealth Bank of Australia	GBP	5,018	USD	7,810	09/08/15	(25)
Commonwealth Bank of Australia	HKD	8,528	USD	1,100	09/08/15	—
Commonwealth Bank of Australia	JPY	1,012,898	USD	8,149	09/08/15	(26)
Commonwealth Bank of Australia	SEK	11,362	USD	1,318	09/08/15	1
Royal Bank of Canada	AUD	3,491	USD	2,678	08/07/15	127
Royal Bank of Canada	CAD	4,574	USD	3,692	08/07/15	195
Royal Bank of Canada	CHF	3,617	USD	3,890	08/07/15	147
Royal Bank of Canada	EUR	12,316	USD	13,766	08/07/15	240
Royal Bank of Canada	GBP	5,289	USD	8,308	08/07/15	48
Royal Bank of Canada	HKD	9,523	USD	1,228	08/07/15	—
Royal Bank of Canada	JPY	1,028,606	USD	8,395	08/07/15	95
Royal Bank of Canada	SEK	12,980	USD	1,575	08/07/15	70
State Street	USD	2,428	AUD	3,351	08/07/15	21
State Street	USD	3,427	CAD	4,471	08/07/15	(9)
State Street	USD	3,544	CHF	3,413	08/07/15	(12)
State Street	USD	12,972	EUR	11,828	08/07/15	18
State Street	USD	7,815	GBP	5,018	08/07/15	22
State Street	USD	1,100	HKD	8,528	08/07/15	—
State Street	USD	8,147	JPY	1,012,898	08/07/15	26
State Street	USD	1,317	SEK	11,362	08/07/15	—
State Street	USD	2,085	SGD	2,867	08/06/15	5
State Street	AUD	3,491	USD	2,678	08/07/15	127
State Street	AUD	3,351	USD	2,424	09/08/15	(21)
State Street	CAD	4,574	USD	3,691	08/07/15	194
State Street	CAD	4,471	USD	3,426	09/08/15	9
State Street	CHF	3,617	USD	3,894	08/07/15	151
State Street	CHF	3,413	USD	3,548	09/08/15	12
State Street	EUR	12,316	USD	13,780	08/07/15	253
State Street	EUR	11,828	USD	12,977	09/08/15	(19)
State Street	GBP	5,289	USD	8,310	08/07/15	50
State Street	GBP	5,018	USD	7,814	09/08/15	(21)
State Street	HKD	9,523	USD	1,228	08/07/15	—
State Street	HKD	8,528	USD	1,100	09/08/15	—
State Street	JPY	1,028,606	USD	8,405	08/07/15	105
State Street	JPY	1,012,898	USD	8,149	09/08/15	(27)
State Street	SEK	12,980	USD	1,576	08/07/15	72
State Street	SEK	11,362	USD	1,318	09/08/15	—
State Street	SGD	2,911	USD	2,160	08/06/15	38
State Street	SGD	2,867	USD	2,082	09/08/15	(5)
UBS	USD	2,427	AUD	3,351	08/07/15	21
UBS	USD	3,429	CAD	4,471	08/07/15	(11)
UBS	USD	3,543	CHF	3,413	08/07/15	(10)
UBS	USD	12,976	EUR	11,828	08/07/15	15
UBS	USD	7,815	GBP	5,018	08/07/15	22
UBS	USD	1,100	HKD	8,528	08/07/15	—
UBS	USD	8,146	JPY	1,012,898	08/07/15	27
UBS	USD	1,318	SEK	11,362	08/07/15	(1)
UBS	AUD	3,491	USD	2,679	08/07/15	128
UBS	AUD	3,351	USD	2,423	09/08/15	(21)
UBS	CAD	4,574	USD	3,693	08/07/15	196
UBS	CAD	4,471	USD	3,428	09/08/15	11
UBS	CHF	3,617	USD	3,892	08/07/15	149
UBS	CHF	3,413	USD	3,546	09/08/15	10
UBS	EUR	12,316	USD	13,777	08/07/15	250
UBS	EUR	11,828	USD	12,981	09/08/15	(14)
UBS	GBP	5,289	USD	8,313	08/07/15	53
UBS	GBP	5,018	USD	7,813	09/08/15	(22)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	HKD	9,523	USD	1,228	08/07/15	—
UBS	HKD	8,528	USD	1,100	09/08/15	—
UBS	JPY	1,028,606	USD	8,403	08/07/15	103
UBS	JPY	1,012,898	USD	8,148	09/08/15	(28)
UBS	SEK	12,980	USD	1,575	08/07/15	71
UBS	SEK	11,362	USD	1,318	09/08/15	1
Westpac	USD	2,449	AUD	3,351	08/07/15	(1)
Westpac	USD	3,434	CAD	4,471	08/07/15	(16)
Westpac	USD	3,561	CHF	3,413	08/07/15	(29)
Westpac	USD	13,070	EUR	11,828	08/07/15	(79)
Westpac	USD	7,853	GBP	5,018	08/07/15	(17)
Westpac	USD	1,100	HKD	8,528	08/07/15	—
Westpac	USD	8,179	JPY	1,012,898	08/07/15	(6)
Westpac	USD	1,326	SEK	11,362	08/07/15	(9)
Westpac	AUD	3,351	USD	2,445	09/08/15	1
Westpac	CAD	4,471	USD	3,433	09/08/15	16
Westpac	CHF	3,413	USD	3,565	09/08/15	29
Westpac	EUR	11,828	USD	13,075	09/08/15	80
Westpac	GBP	5,018	USD	7,851	09/08/15	17
Westpac	HKD	8,528	USD	1,100	09/08/15	—
Westpac	JPY	1,012,898	USD	8,181	09/08/15	5
Westpac	SEK	11,362	USD	1,327	09/08/15	9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,685

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$3,150,208	$—		$—	$3,150,208
Options Purchased	381	—		—	381
Short-Term Investments	—	63,248		—	63,248
Total Investments	3,150,589	63,248		—	3,213,837

Other Financial Instruments
Futures Contracts	(710)	—		—	(710)
Options Written	(1,731)	—		—	(1,731)
Foreign Currency Exchange Contracts	72	3,613		—	3,685
Total Other Financial Instruments*	$(2,369)	$3,613		$—	$1,244

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.7%
Alternative - 11.8%
Russell Commodity Strategies Fund Class Y		12,607,836		75,647
Russell Global Infrastructure Fund Class Y		8,734,319		102,367
Russell Global Real Estate Securities Fund Class Y		1,607,236		61,589
				239,603

Domestic Equities - 35.2%
Russell U.S. Defensive Equity Fund Class Y		3,431,694		164,412
Russell U.S. Dynamic Equity Fund Class Y		14,120,354		163,655
Russell U.S. Small Cap Equity Fund Class Y		5,960,275		182,921
Select U.S. Equity Fund Class Y		18,797,977		204,899
				715,887

Fixed Income - 17.1%
Russell Global Opportunistic Credit Fund Class Y		10,998,258		101,954
Russell Strategic Bond Fund Class Y		22,498,955		246,363
				348,317

International Equities - 33.6%
Russell Emerging Markets Fund Class Y		10,582,049		171,323
Russell Global Equity Fund Class Y		20,655,550		246,008
Select International Equity Fund Class Y		27,540,983		266,597
				683,928

Total Investments in Russell Affiliated Mutual Funds
(cost $1,852,803)				1,987,735

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Oct 2015 2,211.39 Call (30,658)	USD	31	(ÿ)	228
Total Options Purchased
(cost $856)				228

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund		38,791,454	(8)	38,791
Total Short-Term Investments
(cost $38,791)				38,791

Total Investments 99.6%
(identified cost $1,892,450)				2,026,754

Other Assets and Liabilities, Net - 0.4%				7,174
Net Assets - 100.0%				2,033,928

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	11	USD	1,288	09/15	(3)
S&P 500 E-Mini Index Futures	208	USD	21,823	09/15	115
S&P Mid 400 E-Mini Index Futures	12	USD	1,799	09/15	(37)
Short Positions
MSCI EAFE Mini Index Futures	205	USD	19,188	09/15	(611)
MSCI Emerging Markets Mini Index Futures	124	USD	5,580	09/15	131
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(405)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	291,514	63.74	USD		292	10/30/15	(427)
iShares MSCI Emerging Markets ETF	Put	151,085	41.00 USD			151	10/30/15	(612)
Total Liability for Options Written (premiums received $855)								(1,039)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
				Contracts	Received
Outstanding October 31, 2014				—		$—
Opened				442,599		855
Closed				—		—
Expired				—		—
Outstanding July 31, 2015				442,599		$855

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	273	AUD	357	08/07/15	(12)
Bank of America	USD	217	CAD	272	08/07/15	(9)
Bank of America	USD	540	CHF	509	08/07/15	(13)
Bank of America	USD	1,377	EUR	1,240	08/07/15	(16)
Bank of America	USD	1,064	GBP	681	08/07/15	(1)
Bank of America	USD	316	HKD	2,449	08/07/15	—
Bank of America	USD	351	JPY	43,148	08/07/15	(3)
Bank of America	USD	477	SEK	3,969	08/07/15	(17)
Bank of America	USD	22	SGD	30	08/06/15	—
BNP Paribas	AUD	2,110	USD	1,618	08/07/15	76
BNP Paribas	CAD	2,764	USD	2,231	08/07/15	118
BNP Paribas	CHF	2,185	USD	2,352	08/07/15	91
BNP Paribas	EUR	7,442	USD	8,322	08/07/15	150
BNP Paribas	GBP	3,196	USD	5,018	08/07/15	27
BNP Paribas	JPY	621,517	USD	5,076	08/07/15	61
BNP Paribas	SEK	7,843	USD	952	08/07/15	43
Commonwealth Bank of Australia	USD	1,462	AUD	2,020	08/07/15	14
Commonwealth Bank of Australia	USD	2,066	CAD	2,696	08/07/15	(5)
Commonwealth Bank of Australia	USD	2,136	CHF	2,058	08/07/15	(6)
Commonwealth Bank of Australia	USD	7,820	EUR	7,132	08/07/15	13
Commonwealth Bank of Australia	USD	4,710	GBP	3,026	08/07/15	15
Commonwealth Bank of Australia	USD	4,912	JPY	610,730	08/07/15	16
Commonwealth Bank of Australia	USD	3,178	SEK	27,402	08/07/15	(2)
Commonwealth Bank of Australia	AUD	2,020	USD	1,460	09/08/15	(14)

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	CAD	2,696	USD	2,066	09/08/15	5
Commonwealth Bank of Australia	CHF	2,058	USD	2,138	09/08/15	6
Commonwealth Bank of Australia	EUR	7,132	USD	7,823	09/08/15	(12)
Commonwealth Bank of Australia	GBP	3,026	USD	4,709	09/08/15	(15)
Commonwealth Bank of Australia	JPY	610,730	USD	4,913	09/08/15	(16)
Commonwealth Bank of Australia	SEK	27,402	USD	3,180	09/08/15	1
Royal Bank of Canada	AUD	2,110	USD	1,618	08/07/15	76
Royal Bank of Canada	CAD	2,764	USD	2,231	08/07/15	118
Royal Bank of Canada	CHF	2,185	USD	2,350	08/07/15	89
Royal Bank of Canada	EUR	7,442	USD	8,318	08/07/15	145
Royal Bank of Canada	GBP	3,196	USD	5,020	08/07/15	29
Royal Bank of Canada	JPY	621,517	USD	5,073	08/07/15	58
Royal Bank of Canada	SEK	7,843	USD	952	08/07/15	43
Royal Bank of Canada	SGD	1,759	USD	1,305	08/06/15	23
State Street	USD	1,464	AUD	2,020	08/07/15	13
State Street	USD	2,066	CAD	2,696	08/07/15	(5)
State Street	USD	2,137	CHF	2,058	08/07/15	(7)
State Street	USD	7,821	EUR	7,132	08/07/15	11
State Street	USD	4,712	GBP	3,026	08/07/15	13
State Street	USD	2,653	HKD	20,568	08/07/15	—
State Street	USD	4,912	JPY	610,730	08/07/15	16
State Street	USD	1,257	SGD	1,729	08/06/15	3
State Street	AUD	2,110	USD	1,618	08/07/15	76
State Street	AUD	2,020	USD	1,461	09/08/15	(13)
State Street	CAD	2,764	USD	2,230	08/07/15	117
State Street	CAD	2,696	USD	2,066	09/08/15	5
State Street	CHF	2,185	USD	2,353	08/07/15	91
State Street	CHF	2,058	USD	2,139	09/08/15	7
State Street	EUR	7,442	USD	8,326	08/07/15	154
State Street	EUR	7,132	USD	7,824	09/08/15	(11)
State Street	GBP	3,196	USD	5,021	08/07/15	30
State Street	GBP	3,026	USD	4,711	09/08/15	(13)
State Street	HKD	23,017	USD	2,969	08/07/15	—
State Street	HKD	20,568	USD	2,653	09/08/15	—
State Street	JPY	621,517	USD	5,078	08/07/15	63
State Street	JPY	610,730	USD	4,914	09/08/15	(16)
State Street	SEK	7,843	USD	953	08/07/15	43
State Street	SGD	1,729	USD	1,256	09/08/15	(3)
UBS	USD	1,464	AUD	2,020	08/07/15	13
UBS	USD	2,067	CAD	2,696	08/07/15	(6)
UBS	USD	2,136	CHF	2,058	08/07/15	(6)
UBS	USD	7,824	EUR	7,132	08/07/15	9
UBS	USD	4,712	GBP	3,026	08/07/15	13
UBS	USD	4,911	JPY	610,730	08/07/15	16
UBS	AUD	2,110	USD	1,619	08/07/15	77
UBS	AUD	2,020	USD	1,461	09/08/15	(13)
UBS	CAD	2,764	USD	2,231	08/07/15	119
UBS	CAD	2,696	USD	2,067	09/08/15	6
UBS	CHF	2,185	USD	2,352	08/07/15	90
UBS	CHF	2,058	USD	2,138	09/08/15	6
UBS	EUR	7,442	USD	8,324	08/07/15	152
UBS	EUR	7,132	USD	7,827	09/08/15	(9)
UBS	GBP	3,196	USD	5,023	08/07/15	32
UBS	GBP	3,026	USD	4,711	09/08/15	(13)
UBS	JPY	621,517	USD	5,077	08/07/15	62
UBS	JPY	610,730	USD	4,913	09/08/15	(17)
UBS	SEK	7,843	USD	952	08/07/15	43
Westpac	USD	1,477	AUD	2,020	08/07/15	—
Westpac	USD	2,071	CAD	2,696	08/07/15	(10)
Westpac	USD	2,147	CHF	2,058	08/07/15	(17)
Westpac	USD	7,880	EUR	7,132	08/07/15	(48)
Westpac	USD	4,735	GBP	3,026	08/07/15	(10)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	USD	4,931	JPY	610,730	08/07/15	(3)
Westpac	AUD	2,020	USD	1,474	09/08/15	—
Westpac	CAD	2,696	USD	2,070	09/08/15	10
Westpac	CHF	2,058	USD	2,150	09/08/15	17
Westpac	EUR	7,132	USD	7,883	09/08/15	48
Westpac	GBP	3,026	USD	4,734	09/08/15	10
Westpac	JPY	610,730	USD	4,933	09/08/15	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,224

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$1,987,735	$—		$—	$1,987,735
Options Purchased	228	—		—	228
Short-Term Investments	—	38,791		—	38,791
Total Investments	1,987,963	38,791		—	2,026,754

Other Financial Instruments
Futures Contracts	(405)	—		—	(405)
Options Written	(1,039)	—		—	(1,039)
Foreign Currency Exchange Contracts	44	2,180		—	2,224
Total Other Financial Instruments*	$(1,400)	$2,180		$—	$780

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.7%
Alternative - 11.8%
Russell Commodity Strategies Fund Class Y		5,224,922		31,350
Russell Global Infrastructure Fund Class Y		3,607,582		42,280
Russell Global Real Estate Securities Fund Class Y		665,002		25,483
				99,113

Domestic Equities - 38.2%
Russell U.S. Defensive Equity Fund Class Y		1,595,287		76,430
Russell U.S. Dynamic Equity Fund Class Y		6,562,951		76,065
Russell U.S. Small Cap Equity Fund Class Y		3,008,506		92,331
Select U.S. Equity Fund Class Y		6,990,767		76,199
				321,025

Fixed Income - 9.0%
Russell Global Opportunistic Credit Fund Class Y		8,177,666		75,807

International Equities - 38.7%
Russell Emerging Markets Fund Class Y		5,395,412		87,352
Russell Global Equity Fund Class Y		10,672,036		127,104
Select International Equity Fund Class Y		11,382,110		110,179
				324,635

Total Investments in Russell Affiliated Mutual Funds
(cost $756,475)				820,580

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Oct 2015 2,211.39 Call (14,210)	USD	14	(ÿ)	106
Total Options Purchased
(cost $397)				106

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund		15,767,788	(8)	15,768
Total Short-Term Investments
(cost $15,768)				15,768

Total Investments 99.6%
(identified cost $772,640)				836,454

Other Assets and Liabilities, Net - 0.4%				3,265
Net Assets - 100.0%				839,719

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	4	USD	468	09/15	(2)
S&P 500 E-Mini Index Futures	85	USD	8,918	09/15	83
S&P Mid 400 E-Mini Index Futures	5	USD	750	09/15	(14)
Short Positions
MSCI EAFE Mini Index Futures	95	USD	8,892	09/15	10
MSCI Emerging Markets Mini Index Futures	58	USD	2,610	09/15	82
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					159

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	135,175	63.74	USD		135	10/30/15	(198)
iShares MSCI Emerging Markets ETF	Put	69,981	41.00 USD			70	10/30/15	(283)
Total Liability for Options Written (premiums received $397)								(481)

Transactions in options written contracts for the period ended July 31, 2015 were as follows:
			Number of		Premiums
				Contracts	Received
Outstanding October 31, 2014				—		$—
Opened				209,209		455
Closed				(4,053)		(58)
Expired				—		—
Outstanding July 31, 2015				205,156		$397

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	134	AUD	175	08/07/15	(6)
Bank of America	USD	111	CAD	139	08/07/15	(4)
Bank of America	USD	259	CHF	244	08/07/15	(6)
Bank of America	USD	673	EUR	606	08/07/15	(8)
Bank of America	USD	513	GBP	328	08/07/15	—
Bank of America	USD	148	HKD	1,148	08/07/15	—
Bank of America	USD	188	JPY	23,091	08/07/15	(2)
Bank of America	USD	223	SEK	1,854	08/07/15	(8)
Bank of America	USD	12	SGD	16	08/06/15	—
BNP Paribas	GBP	5,849	USD	9,184	08/07/15	50
BNP Paribas	JPY	284,376	USD	2,323	08/07/15	28
Commonwealth Bank of Australia	USD	3,770	CAD	4,919	08/07/15	(9)
Commonwealth Bank of Australia	USD	3,567	EUR	3,253	08/07/15	6
Commonwealth Bank of Australia	USD	2,149	GBP	1,380	08/07/15	7
Commonwealth Bank of Australia	USD	2,241	JPY	278,603	08/07/15	7
Commonwealth Bank of Australia	CAD	4,919	USD	3,770	09/08/15	9
Commonwealth Bank of Australia	EUR	3,253	USD	3,569	09/08/15	(6)
Commonwealth Bank of Australia	GBP	1,380	USD	2,148	09/08/15	(7)
Commonwealth Bank of Australia	JPY	278,603	USD	2,241	09/08/15	(7)
Royal Bank of Canada	CAD	5,058	USD	4,083	08/07/15	215
Royal Bank of Canada	EUR	4,540	USD	5,075	08/07/15	88
Royal Bank of Canada	JPY	284,376	USD	2,321	08/07/15	26
Royal Bank of Canada	SEK	14,354	USD	1,742	08/07/15	78
State Street	USD	2,671	AUD	3,686	08/07/15	23

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	3,568	EUR	3,253	08/07/15	5
State Street	USD	2,150	GBP	1,380	08/07/15	6
State Street	USD	1,210	HKD	9,383	08/07/15	—
State Street	USD	2,241	JPY	278,603	08/07/15	7
State Street	USD	574	SGD	789	08/06/15	1
State Street	AUD	3,861	USD	2,962	08/07/15	141
State Street	AUD	586	USD	2,666	09/08/15	(23)
State Street	EUR	4,540	USD	5,080	08/07/15	93
State Street	EUR	3,253	USD	3,569	09/08/15	(5)
State Street	GBP	1,380	USD	2,149	09/08/15	(6)
State Street	HKD	10,531	USD	1,358	08/07/15	—
State Street	HKD	9,383	USD	1,210	09/08/15	—
State Street	JPY	284,376	USD	2,324	08/07/15	29
State Street	JPY	278,603	USD	2,241	09/08/15	(7)
State Street	SGD	789	USD	573	09/08/15	(1)
UBS	USD	3,898	CHF	3,755	08/07/15	(11)
UBS	USD	3,569	EUR	3,253	08/07/15	4
UBS	USD	2,149	GBP	1,380	08/07/15	6
UBS	USD	2,241	JPY	278,603	08/07/15	8
UBS	CHF	3,999	USD	4,304	08/07/15	166
UBS	CHF	3,755	USD	3,902	09/08/15	11
UBS	EUR	4,539	USD	5,078	08/07/15	92
UBS	EUR	3,253	USD	3,570	09/08/15	(4)
UBS	GBP	1,380	USD	2,149	09/08/15	(6)
UBS	JPY	284,376	USD	2,323	08/07/15	28
UBS	JPY	278,603	USD	2,241	09/08/15	(8)
UBS	SGD	805	USD	598	08/06/15	11
Westpac	USD	3,595	EUR	3,253	08/07/15	(22)
Westpac	USD	2,160	GBP	1,380	08/07/15	(5)
Westpac	USD	2,250	JPY	278,603	08/07/15	(2)
Westpac	USD	1,459	SEK	12,500	08/07/15	(10)
Westpac	EUR	3,253	USD	3,596	09/08/15	23
Westpac	GBP	1,380	USD	2,159	09/08/15	5
Westpac	JPY	278,603	USD	2,250	09/08/15	1
Westpac	SEK	12,500	USD	1,460	09/08/15	10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,011

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$820,580	$—		$—	$820,580
Options Purchased	106	—		—	106
Short-Term Investments	—	15,768		—	15,768
Total Investments	820,686	15,768		—	836,454

Other Financial Instruments
Futures Contracts	159	—		—	159
Options Written	(481)	—		—	(481)
Foreign Currency Exchange Contracts	43	968		—	1,011
Total Other Financial Instruments*	$(279)	$968		$—	$689

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 19

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.3%
Russell Commodity Strategies Fund Class Y	306,851	1,841
Russell Global Infrastructure Fund Class Y	137,831	1,615
Russell Global Real Estate Securities Fund Class Y	42,109	1,614
		5,070

Domestic Equities - 19.6%
Russell U.S. Defensive Equity Fund Class Y	43,057	2,063
Russell U.S. Dynamic Equity Fund Class Y	121,908	1,413
Russell U.S. Small Cap Equity Fund Class Y	74,769	2,295
Select U.S. Equity Fund Class Y	919,910	10,027
		15,798

Fixed Income - 57.2%
Russell Global Opportunistic Credit Fund Class Y	364,062	3,375
Russell Investment Grade Bond Fund Class Y	505,388	11,214
Russell Short Duration Bond Fund Class Y	272,675	5,222
Russell Strategic Bond Fund Class Y	2,389,767	26,168
		45,979

International Equities - 16.9%
Russell Emerging Markets Fund Class Y	122,891	1,990
Russell Global Equity Fund Class Y	336,535	4,008
Select International Equity Fund Class Y	780,386	7,554
		13,552

Total Investments in Russell Affiliated Mutual Funds
(cost $69,322)		80,399

Total Investments 100.0%
(identified cost $69,322)		80,399

Other Assets and Liabilities, Net - (0.0%)		(10)
Net Assets - 100.0%		80,389

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$80,399	$—		$—	$80,399
Total Investments	$80,399	$—		$—	$80,399

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 21

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.7%
Russell Commodity Strategies Fund Class Y	137,050	822
Russell Global Infrastructure Fund Class Y	63,701	746
Russell Global Real Estate Securities Fund Class Y	19,457	746
		2,314

Domestic Equities - 24.6%
Russell U.S. Defensive Equity Fund Class Y	19,202	920
Russell U.S. Dynamic Equity Fund Class Y	72,188	837
Russell U.S. Small Cap Equity Fund Class Y	45,720	1,403
Select U.S. Equity Fund Class Y	483,474	5,270
		8,430

Fixed Income - 46.6%
Russell Global Opportunistic Credit Fund Class Y	149,451	1,385
Russell Investment Grade Bond Fund Class Y	191,636	4,252
Russell Short Duration Bond Fund Class Y	22,382	429
Russell Strategic Bond Fund Class Y	905,829	9,919
		15,985

International Equities - 22.1%
Russell Emerging Markets Fund Class Y	75,235	1,218
Russell Global Equity Fund Class Y	190,533	2,269
Select International Equity Fund Class Y	424,130	4,106
		7,593

Total Investments in Russell Affiliated Mutual Funds
(cost $30,702)		34,322

Total Investments 100.0%
(identified cost $30,702)		34,322

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		34,318

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$34,322	$—		$—	$34,322
Total Investments	$34,322	$—		$—	$34,322

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22 2025 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 7.2%
Russell Commodity Strategies Fund Class Y	441,698	2,650
Russell Global Infrastructure Fund Class Y	190,915	2,238
Russell Global Real Estate Securities Fund Class Y	58,207	2,230
		7,118

Domestic Equities - 30.7%
Russell U.S. Defensive Equity Fund Class Y	58,759	2,815
Russell U.S. Dynamic Equity Fund Class Y	281,540	3,263
Russell U.S. Small Cap Equity Fund Class Y	185,001	5,678
Select U.S. Equity Fund Class Y	1,708,561	18,623
		30,379

Fixed Income - 33.5%
Russell Global Opportunistic Credit Fund Class Y	373,322	3,461
Russell Investment Grade Bond Fund Class Y	267,311	5,932
Russell Strategic Bond Fund Class Y	2,167,777	23,737
		33,130

International Equities - 28.6%
Russell Emerging Markets Fund Class Y	309,492	5,011
Russell Global Equity Fund Class Y	723,025	8,611
Select International Equity Fund Class Y	1,509,501	14,612
		28,234

Total Investments in Russell Affiliated Mutual Funds
(cost $85,271)		98,861

Total Investments 100.0%
(identified cost $85,271)		98,861

Other Assets and Liabilities, Net - (0.0%)		(12)
Net Assets - 100.0%		98,849

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$98,861	$—		$—	$98,861
Total Investments	$98,861	$—		$—	$98,861

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 23

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.4%
Russell Commodity Strategies Fund Class Y	134,826	809
Russell Global Infrastructure Fund Class Y	60,740	712
Russell Global Real Estate Securities Fund Class Y	18,647	714
		2,235

Domestic Equities - 37.9%
Russell U.S. Defensive Equity Fund Class Y	16,829	806
Russell U.S. Dynamic Equity Fund Class Y	99,405	1,152
Russell U.S. Small Cap Equity Fund Class Y	64,657	1,985
Select U.S. Equity Fund Class Y	566,607	6,176
		10,119

Fixed Income - 18.4%
Russell Global Opportunistic Credit Fund Class Y	68,232	633
Russell Strategic Bond Fund Class Y	390,858	4,280
		4,913

International Equities - 35.3%
Russell Emerging Markets Fund Class Y	111,483	1,805
Russell Global Equity Fund Class Y	239,548	2,853
Select International Equity Fund Class Y	493,015	4,772
		9,430

Total Investments in Russell Affiliated Mutual Funds
(cost $23,525)		26,697

Total Investments 100.0%
(identified cost $23,525)		26,697

Other Assets and Liabilities, Net - (0.0%)		(3)
Net Assets - 100.0%		26,694

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$26,697	$—		$—	$26,697
Total Investments	$26,697	$—		$—	$26,697

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

24 2035 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	424,397	2,546
Russell Global Infrastructure Fund Class Y	188,811	2,213
Russell Global Real Estate Securities Fund Class Y	57,563	2,206
		6,965

Domestic Equities - 42.7%
Russell U.S. Defensive Equity Fund Class Y	45,874	2,198
Russell U.S. Dynamic Equity Fund Class Y	316,329	3,666
Russell U.S. Small Cap Equity Fund Class Y	204,644	6,281
Select U.S. Equity Fund Class Y	1,762,409	19,210
		31,355

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	468,839	5,134

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	363,322	5,882
Russell Global Equity Fund Class Y	801,032	9,540
Select International Equity Fund Class Y	1,505,689	14,575
		29,997

Total Investments in Russell Affiliated Mutual Funds
(cost $60,899)		73,451

Total Investments 100.0%
(identified cost $60,899)		73,451

Other Assets and Liabilities, Net - (0.0%)		(6)
Net Assets - 100.0%		73,445

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$73,451	$—		$—	$73,451
Total Investments	$73,451	$—		$—	$73,451

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 25

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	85,799	515
Russell Global Infrastructure Fund Class Y	38,047	446
Russell Global Real Estate Securities Fund Class Y	11,619	445
		1,406

Domestic Equities - 42.7%
Russell U.S. Defensive Equity Fund Class Y	9,257	443
Russell U.S. Dynamic Equity Fund Class Y	63,771	739
Russell U.S. Small Cap Equity Fund Class Y	41,062	1,260
Select U.S. Equity Fund Class Y	355,745	3,878
		6,320

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	94,577	1,036

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	73,045	1,183
Russell Global Equity Fund Class Y	161,405	1,922
Select International Equity Fund Class Y	302,178	2,925
		6,030

Total Investments in Russell Affiliated Mutual Funds
(cost $13,039)		14,792

Total Investments 100.0%
(identified cost $13,039)		14,792

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		14,791

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$14,792	$—		$—	$14,792
Total Investments	$14,792	$—		$—	$14,792

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26 2045 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	80,873	485
Russell Global Infrastructure Fund Class Y	35,772	420
Russell Global Real Estate Securities Fund Class Y	10,912	418
		1,323

Domestic Equities - 42.7%
Russell U.S. Defensive Equity Fund Class Y	8,718	418
Russell U.S. Dynamic Equity Fund Class Y	60,091	696
Russell U.S. Small Cap Equity Fund Class Y	38,767	1,190
Select U.S. Equity Fund Class Y	335,233	3,654
		5,958

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	88,995	975

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	69,220	1,121
Russell Global Equity Fund Class Y	152,089	1,811
Select International Equity Fund Class Y	284,643	2,755
		5,687

Total Investments in Russell Affiliated Mutual Funds
(cost $11,605)		13,943

Total Investments 100.0%
(identified cost $11,605)		13,943

Other Assets and Liabilities, Net - 0.0%		1
Net Assets - 100.0%		13,944

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$13,943	$—		$—	$13,943
Total Investments	$13,943	$—		$—	$13,943

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 27

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	21,919	132
Russell Global Infrastructure Fund Class Y	9,765	114
Russell Global Real Estate Securities Fund Class Y	2,983	114
		360

Domestic Equities - 42.7%
Russell U.S. Defensive Equity Fund Class Y	2,375	114
Russell U.S. Dynamic Equity Fund Class Y	16,352	190
Russell U.S. Small Cap Equity Fund Class Y	10,535	323
Select U.S. Equity Fund Class Y	91,124	993
		1,620

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	24,334	266

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	18,810	305
Russell Global Equity Fund Class Y	41,380	493
Select International Equity Fund Class Y	77,608	751
		1,549

Total Investments in Russell Affiliated Mutual Funds
(cost $3,611)		3,795

Total Investments 100.0%
(identified cost $3,611)		3,795

Other Assets and Liabilities, Net - 0.0%		—*
Net Assets - 100.0%		3,795

*Less than 500

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$3,795	$—		$—	$3,795
Total Investments	$3,795	$—		$—	$3,795

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28 2055 Strategy Fund

Russell Investment Company
In Retirement Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.1%
Russell Commodity Strategies Fund Class Y	151,698	910
Russell Global Infrastructure Fund Class Y	72,065	845
Russell Global Real Estate Securities Fund Class Y	21,972	842
		2,597

Domestic Equities - 14.8%
Russell U.S. Defensive Equity Fund Class Y	21,858	1,047
Russell U.S. Dynamic Equity Fund Class Y	43,402	503
Russell U.S. Small Cap Equity Fund Class Y	24,841	762
Select U.S. Equity Fund Class Y	368,031	4,012
		6,324

Fixed Income - 67.3%
Russell Global Opportunistic Credit Fund Class Y	199,054	1,845
Russell Investment Grade Bond Fund Class Y	316,683	7,027
Russell Short Duration Bond Fund Class Y	255,396	4,891
Russell Strategic Bond Fund Class Y	1,361,817	14,912
		28,675

International Equities - 11.8%
Russell Emerging Markets Fund Class Y	40,975	663
Russell Global Equity Fund Class Y	116,418	1,387
Select International Equity Fund Class Y	305,502	2,957
		5,007

Total Investments in Russell Affiliated Mutual Funds
(cost $37,341)		42,603

Total Investments 100.0%
(identified cost $37,341)		42,603

Other Assets and Liabilities, Net - (0.0%)		(6)
Net Assets - 100.0%		42,597

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$42,603	$—		$—	$42,603
Total Investments	$42,603	$—		$—	$42,603

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 29

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report — July 31, 2015 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This quarterly report reports on 14 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management Company ("RIMCo") may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Funds. The
Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts.
The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed/other income Underlying
Funds and alternative Underlying Funds. As of July 31, 2015, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Select
U.S. Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets and Select International
Equity Funds. As of July 31, 2015, the fixed/other income Underlying Funds in which the Funds may invest include the Russell
Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell
Multi-Strategy Income Funds. As of July 31, 2015, the alternative Underlying Funds in which the Funds may invest include the
Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

RIMCo, the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying
Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed/other income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Portfolio Funds’ target strategic asset allocations to equity Underlying Funds, fixed/other income Underlying Funds and alternative Underlying Funds as of May 1, 2015.

		Asset Allocation Targets as of May 1, 2015*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	8%	7%	10%	13%	13%
Equity Underlying Funds	11%	34%	55%	71%	79%
Fixed/Other Income Underlying Funds	81%	59%	35%	16%	8%

*	Prospectus dated March 1, 2015, as supplemented May 29, 2015.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

30 Notes to Quarterly Report

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the
Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the
Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Select U.S. Equity, Russell Global
Equity, Russell Emerging Markets and Select International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell
Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity
Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2020 Strategy, 2025 Strategy, 2030
Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy
Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed.
The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCo’s allocation decisions are generally based on strategic capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each
Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2015.

		Asset Allocation Targets as of March 1, 2015*
	2020	2025	2030	2035	2040
	Strategy Fund Strategy Fund Strategy Fund Strategy Fund				Strategy Fund
Alternative Underlying Funds**	6.9%	7.5%	8.4%	9.3%	10.5%
Equity Underlying Funds	36.9%	47.0%	59.1%	73.3%	82.5%
Fixed Income Underlying Funds	56.2%	45.5%	32.5%	17.4%	7.0%
		Asset Allocation Targets as of March 1, 2015*
	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds**	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7.0%	7.0%	7.0%	66.3%

*	Prospectus dated March 1, 2015 as supplemented through March 10, 2015. Actual asset allocation may vary.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Notes to Quarterly Report 31

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Security Valuation
The Funds value the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

32 Notes to Quarterly Report

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s net asset value (“NAV”), securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Target Portfolio Fund or Underlying Fund.

Investment Income
Distributions of income and capital gains from the Target Portfolio Funds or Underlying Funds are recorded on the ex-dividend date

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Target Portfolio Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements
Notes to Quarterly Report 33

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk. Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member.
Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted
as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Hedging
Moderate Strategy Fund	Hedging
Balanced Strategy Fund	Hedging
Growth Strategy Fund	Hedging
Equity Growth Strategy Fund	Hedging

The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended July 31, 2015.

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write)
call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-

34 Notes to Quarterly Report

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended July 31, 2015, the Funds purchased/sold options primarily for the strategies below:

Funds	Strategies
Conservative Strategy Fund	Hedging
Moderate Strategy Fund	Hedging
Balanced Strategy Fund	Hedging
Growth Strategy Fund	Hedging
Equity Growth Strategy Fund	Hedging

The Funds’ period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended July 31, 2015.

Futures Contracts
The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Hedging
Moderate Strategy Fund	Hedging
Balanced Strategy Fund	Hedging
Growth Strategy Fund	Hedging
Equity Growth Strategy Fund	Hedging

The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended July 31, 2015.

As of July 31, 2015, the Funds had cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$1,100,000
Moderate Strategy Fund	$1,870,000
Balanced Strategy Fund	$8,190,000

Notes to Quarterly Report 35

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

Cash Collateral for Futures
Growth Strategy Fund	$6,710,000
Equity Growth Strategy Fund	$3,130,000

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Federal Income Taxes
At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Moderate Strategy Balanced Strategy
	Fund	Fund	Fund
Cost of Investments	$449,217,088	$693,023,829	$2,974,736,976
Unrealized Appreciation	$20,774,368	$55,542,444	$288,931,693
Unrealized Depreciation	(3,965,048)	(11,930,800)	(49,831,747)
Net Unrealized Appreciation (Depreciation)	$16,809,320	$43,611,644	$239,099,946

		Equity Growth
	Growth Strategy Fund	Strategy Fund	2020 Strategy Fund
Cost of Investments	$1,893,345,588	$775,018,854	$69,869,577
Unrealized Appreciation	$184,699,019	$79,644,097	$11,837,186
Unrealized Depreciation	(51,290,922)	(18,209,312)	(1,308,237)
Net Unrealized Appreciation (Depreciation)	$133,408,097	$61,434,785	$10,528,949

	2025 Strategy Fund 2030 Strategy Fund 2035 Strategy Fund
Cost of Investments	$31,180,588	$86,577,753	$23,960,122
Unrealized Appreciation	$3,482,436	$13,769,006	$3,027,977
Unrealized Depreciation	(340,787)	(1,486,020)	(291,274)
Net Unrealized Appreciation (Depreciation)	$3,141,649	$12,282,986	$2,736,703

36 Notes to Quarterly Report

Russell Investment Company
LifePoints ® Funds

Notes to Quarterly Report, continued — July 31, 2015 (Unaudited)

	2040 Strategy Fund 2045 Strategy Fund 2050 Strategy Fund
Cost of Investments	$62,105,239	$13,262,907	$11,842,377
Unrealized Appreciation	$12,691,487	$1,734,353	$2,266,514
Unrealized Depreciation	(1,345,489)	(205,252)	(166,384)
Net Unrealized Appreciation (Depreciation)	$11,345,998	$1,529,101	$2,100,130

	2055 Strategy Fund In Retirement Fund
Cost of Investments	$3,643,662	$37,952,869
Unrealized Appreciation	$215,231	$5,155,967
Unrealized Depreciation	(63,699)	(505,630)
Net Unrealized Appreciation (Depreciation)	$151,532	$4,650,337

4. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are
Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell
Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International
Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity
Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the
District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 37

Russell Investment Company
LifePoints ® Funds

Shareholder Requests for Additional Information — July 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange
Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.
sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

38 Shareholder Requests for Additional Information

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President
and CEO, Russell Fund Services Company

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President
and CEO, Russell Fund Services Company

Date: September 29, 2015

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company;
Global Head of Fund Services, Russell Investment Management Company and
Russell Financial Services Company

Date: September 29, 2015